UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 1.2%
Textron, Inc.	54,343	$2,586,183
United Technologies Corp.	24,120	2,706,505

		5,292,688

Automobiles 1.2%
General Motors Co.	88,933	3,144,671
Honda Motor Co. Ltd.	61,900	1,868,702

		5,013,373

Banks 13.3%
Bank of America Corp.	390,290	9,206,941
BB&T Corp.	83,180	3,718,146
BOK Financial Corp.	14,710	1,151,352
Comerica, Inc.	24,895	1,707,299
Cullen/Frost Bankers, Inc.	14,270	1,269,602
JPMorgan Chase & Co.	150,926	13,257,340
M&T Bank Corp.	15,877	2,456,648
PNC Financial Services Group, Inc. (The)	45,976	5,528,154
U.S. Bancorp	153,578	7,909,267
Wells Fargo & Co.	209,857	11,680,641

		57,885,390

Beverages 0.3%
PepsiCo, Inc.	9,570	1,070,500

Biotechnology 0.4%
AbbVie, Inc.	23,910	1,557,976

Building Products 1.0%
Johnson Controls International plc	103,092	4,342,235

Capital Markets 4.0%
Ameriprise Financial, Inc.	9,600	1,244,928
Franklin Resources, Inc.	34,940	1,472,372
Goldman Sachs Group, Inc. (The)	19,112	4,390,409
Invesco Ltd.	72,470	2,219,756
Northern Trust Corp.	45,482	3,937,831
State Street Corp.	52,613	4,188,521

		17,453,817

Commercial Services & Supplies 0.4%
Republic Services, Inc.	27,868	1,750,389

Communications Equipment 1.8%
Cisco Systems, Inc.	236,825	8,004,685

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class A*	24	5,996,400
Berkshire Hathaway, Inc., Class B*	16,370	2,728,552

		8,724,952

Diversified Telecommunication Services 3.4%
AT&T, Inc.	209,746	8,714,946
CenturyLink, Inc.	41,519	978,603
Level 3 Communications, Inc.*	24,660	1,411,045
Verizon Communications, Inc.	78,310	3,817,613

		14,922,207

Electric Utilities 1.9%
Edison International	50,419	4,013,856
PG&E Corp.	66,249	4,396,284

		8,410,140

Electrical Equipment 1.2%
Emerson Electric Co.	67,290	4,027,979
Hubbell, Inc.	10,032	1,204,342

		5,232,321

Electronic Equipment, Instruments & Components 1.8%
Keysight Technologies, Inc.*	99,779	3,606,013
TE Connectivity Ltd.	56,791	4,233,769

		7,839,782

Energy Equipment & Services 3.4%
Baker Hughes, Inc.	32,377	1,936,792
Halliburton Co.	35,975	1,770,330
Helmerich & Payne, Inc.(a)	15,951	1,061,858
National Oilwell Varco, Inc.	43,860	1,758,347
Schlumberger Ltd.	88,580	6,918,098
TechnipFMC plc*	39,080	1,270,100

		14,715,525

Equity Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.	59,940	2,036,761

Food & Staples Retailing 2.4%
CVS Health Corp.	25,390	1,993,115
Sysco Corp.	33,086	1,717,825
Wal-Mart Stores, Inc.	92,723	6,683,474

		10,394,414

Food Products 3.0%
Conagra Brands, Inc.	74,225	2,994,237
General Mills, Inc.	42,920	2,532,709
Kellogg Co.	33,450	2,428,805
Mondelez International, Inc., Class A	118,406	5,100,930

		13,056,681

Health Care Equipment & Supplies 4.4%
Abbott Laboratories	89,380	3,969,366
Boston Scientific Corp.*	71,544	1,779,299
Medtronic plc	75,326	6,068,263
STERIS plc	29,127	2,023,161
Zimmer Biomet Holdings, Inc.	41,324	5,046,074

		18,886,163

Health Care Providers & Services 2.6%
Cardinal Health, Inc.	11,720	955,766
Cigna Corp.	7,390	1,082,561
Express Scripts Holding Co.*	37,914	2,498,912
HCA Holdings, Inc.*	4,740	421,812
Humana, Inc.	4,040	832,806
LifePoint Health, Inc.*	57,706	3,779,743
McKesson Corp.	12,390	1,836,941

		11,408,541

Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	32,855	1,935,488

Household Products 2.7%
Procter & Gamble Co. (The)	131,417	11,807,817

Industrial Conglomerates 3.6%
General Electric Co.	464,994	13,856,821
Koninklijke Philips NV	54,698	1,757,134

		15,613,955

Insurance 3.5%
Aflac, Inc.	30,686	2,222,280
Chubb Ltd.	29,152	3,971,960
MetLife, Inc.	72,135	3,810,171
Reinsurance Group of America, Inc.	26,110	3,315,448
Unum Group	38,780	1,818,394

		15,138,253

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Products 0.5%
Mattel, Inc.	80,919	$2,072,336

Machinery 0.2%
Cummins, Inc.	5,690	860,328

Media 0.4%
Discovery Communications, Inc., Class A*	58,052	1,688,733

Metals & Mining 0.4%
BHP Billiton Ltd.	99,000	1,800,431

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	40,861	453,966

Multiline Retail 0.7%
Target Corp.	56,769	3,133,081

Multi-Utilities 0.5%
Ameren Corp.	42,340	2,311,341

Oil, Gas & Consumable Fuels 13.7%
Anadarko Petroleum Corp.	62,823	3,895,026
Apache Corp.	26,458	1,359,677
Chevron Corp.	80,581	8,651,982
Cimarex Energy Co.	16,493	1,970,749
ConocoPhillips	81,060	4,042,462
Devon Energy Corp.	76,357	3,185,614
EOG Resources, Inc.	27,566	2,689,063
EQT Corp.	77,538	4,737,572
Exxon Mobil Corp.	113,987	9,348,074
Imperial Oil Ltd.	36,289	1,105,711
Noble Energy, Inc.	139,132	4,777,793
Occidental Petroleum Corp.	101,994	6,462,340
Royal Dutch Shell plc, Class A	1,030	27,149
Royal Dutch Shell plc, Class B	57,330	1,575,968
TOTAL SA	114,663	5,797,752

		59,626,932

Pharmaceuticals 9.0%
Allergan plc	13,510	3,227,809
Bristol-Myers Squibb Co.	19,880	1,081,075
Johnson & Johnson	84,811	10,563,210
Merck & Co., Inc.	141,515	8,991,863
Pfizer, Inc.	340,900	11,662,189
Teva Pharmaceutical Industries Ltd., ADR-IL	114,471	3,673,374

		39,199,520

Road & Rail 1.5%
Heartland Express, Inc.	187,367	3,756,708
Norfolk Southern Corp.	9,560	1,070,433
Werner Enterprises, Inc.	62,930	1,648,766

		6,475,907

Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	59,597	2,318,323
Intel Corp.	195,690	7,058,538
QUALCOMM, Inc.	66,080	3,789,027
Teradyne, Inc.	43,677	1,358,355

		14,524,243

Software 2.5%
Microsoft Corp.	64,885	4,273,326
Oracle Corp.	147,837	6,595,009

		10,868,335

Specialty Retail 2.4%
Advance Auto Parts, Inc.	26,925	3,991,900
CST Brands, Inc.	98,302	4,727,343
Lowe’s Cos., Inc.	19,036	1,564,950

		10,284,193

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	9,042	1,298,974
Hewlett Packard Enterprise Co.	60,901	1,443,353
HP, Inc.	60,901	1,088,910

		3,831,237

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	62,544	2,584,943
Ralph Lauren Corp.	27,380	2,234,756

		4,819,699

Total Common Stocks (cost $353,599,313)		424,444,335

Repurchase Agreement 0.2%

	Principal Amount	Market Value
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $867,195, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $884,479.(b)	$867,136	867,136

Total Repurchase Agreement (cost $867,136)		867,136

Total Investments (cost $354,466,449) (c) — 97.9%		425,311,471
Other assets in excess of liabilities — 2.1%		9,028,439

NET ASSETS — 100.0%		$434,339,910

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $848,901, which was collateralized by cash used to a repurchase agreement with a value of $867,136.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $867,136.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $359,555,516, tax unrealized appreciation and depreciation were $73,160,024 and $(7,404,069), respectively.

ADR	American Depositary Receipt
IL	Israel
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

At March 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse International	06/30/17	(1,748,587)	$(1,331,766)	$(1,333,750)	$(1,984)
British Pound	Credit Suisse International	06/30/17	(28,992)	(36,074)	(36,402)	(328)
British Pound	Credit Suisse International	06/30/17	(937,345)	(1,174,138)	(1,176,954)	(2,816)
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/17	(1,123,780)	(840,980)	(846,091)	(5,111)
Euro	UBS AG	06/30/17	(5,184,126)	(5,648,935)	(5,554,063)	94,872
Japanese Yen	Credit Suisse International	06/30/17	(159,702,000)	(1,453,309)	(1,439,601)	13,708

Total Short Contracts				$(10,485,202)	$(10,386,861)	$98,341

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,292,688	$—	$—	$5,292,688
Automobiles	3,144,671	1,868,702	—	5,013,373
Banks	57,885,390	—	—	57,885,390
Beverages	1,070,500	—	—	1,070,500
Biotechnology	1,557,976	—	—	1,557,976
Building Products	4,342,235	—	—	4,342,235
Capital Markets	17,453,817	—	—	17,453,817
Commercial Services & Supplies	1,750,389	—	—	1,750,389
Communications Equipment	8,004,685	—	—	8,004,685
Diversified Financial Services	8,724,952	—	—	8,724,952
Diversified Telecommunication Services	14,922,207	—	—	14,922,207
Electric Utilities	8,410,140	—	—	8,410,140
Electrical Equipment	5,232,321	—	—	5,232,321
Electronic Equipment, Instruments & Components	7,839,782	—	—	7,839,782
Energy Equipment & Services	14,715,525	—	—	14,715,525
Equity Real Estate Investment Trusts (REITs)	2,036,761	—	—	2,036,761
Food & Staples Retailing	10,394,414	—	—	10,394,414
Food Products	13,056,681	—	—	13,056,681
Health Care Equipment & Supplies	18,886,163	—	—	18,886,163
Health Care Providers & Services	11,408,541	—	—	11,408,541
Hotels, Restaurants & Leisure	1,935,488	—	—	1,935,488

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$11,807,817	$—	$—	$11,807,817
Industrial Conglomerates	13,856,821	1,757,134	—	15,613,955
Insurance	15,138,253	—	—	15,138,253
Leisure Products	2,072,336	—	—	2,072,336
Machinery	860,328	—	—	860,328
Media	1,688,733	—	—	1,688,733
Metals & Mining	—	1,800,431	—	1,800,431
Mortgage Real Estate Investment Trusts (REITs)	453,966	—	—	453,966
Multiline Retail	3,133,081	—	—	3,133,081
Multi-Utilities	2,311,341	—	—	2,311,341
Oil, Gas & Consumable Fuels	52,226,063	7,400,869	—	59,626,932
Pharmaceuticals	39,199,520	—	—	39,199,520
Road & Rail	6,475,907	—	—	6,475,907
Semiconductors & Semiconductor Equipment	14,524,243	—	—	14,524,243
Software	10,868,335	—	—	10,868,335
Specialty Retail	10,284,193	—	—	10,284,193
Technology Hardware, Storage & Peripherals	3,831,237	—	—	3,831,237
Textiles, Apparel & Luxury Goods	4,819,699	—	—	4,819,699

Total Common Stocks	$411,617,199	$12,827,136	$—	$424,444,335

Forward Foreign Currency Contracts	—	108,580	—	108,580
Repurchase Agreement	—	867,136	—	867,136

Total Assets	$411,617,199	$13,802,852	$—	$425,420,051

Liabilities:
Forward Foreign Currency Contracts	$—	$(10,239)	$—	$(10,239)

Total Liabilities	$—	$(10,239)	$—	$(10,239)

Total	$411,617,199	$13,792,613	$—	$425,409,812

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contract.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$108,580

Total		$108,580

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(10,239)

Total		$(10,239)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1(a)	279,754,430	$6,403,578,902

Total Investment Company (cost $4,887,143,687)		6,403,578,902

Total Investments (cost $4,887,143,687) (b) — 100.1%		6,403,578,902
Liabilities in excess of other assets — (0.1)%		(3,337,345)

NET ASSETS — 100.0%		$6,400,241,557

(a)	Investment in master fund.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $4,890,340,509, tax unrealized appreciation and depreciation were $1,513,238,393 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1(a)	229,521,629	$2,506,376,185

Total Investment Company (cost $2,501,031,402)		2,506,376,185

Total Investments (cost $2,501,031,402) (b) — 100.1%		2,506,376,185
Liabilities in excess of other assets — (0.1)%		(1,301,390)

NET ASSETS — 100.0%		$2,505,074,795

(a)	Investment in master fund.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,512,176,180, tax unrealized appreciation and depreciation were $0 and $(5,799,995), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Funds NVIT Bond Fund (Continued)

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1(a)	12,596,900	$332,432,183

Total Investment Company (cost $303,906,159)		332,432,183

Total Investments (cost $303,906,159) (b) — 100.1%		332,432,183
Liabilities in excess of other assets — (0.1)%		(205,729)

NET ASSETS — 100.0%		$332,226,454

(a)	Investment in master fund.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $312,455,648, tax unrealized appreciation and depreciation were $19,976,535 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1(a)	7,527,498	$553,346,381

Total Investment Company (cost $459,486,454)		553,346,381

Total Investments (cost $459,486,454) (b) — 100.1%		553,346,381
Liabilities in excess of other assets — (0.1%)		(322,134)

NET ASSETS — 100.0%		$553,024,247

(a)	Investment in master fund.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $485,347,883, tax unrealized appreciation and depreciation were $67,998,498 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Funds NVIT Growth Fund (Continued)

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund, Class 1(a)	58,238,938	$2,759,360,906

Total Investment Company (cost $2,398,636,338)		2,759,360,906

Total Investments (cost $2,398,636,338) (b) — 100.1%		2,759,360,906
Liabilities in excess of other assets — (0.1)%		(1,442,819)

NET ASSETS — 100.0%		$2,757,918,087

(a)	Investment in master fund.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,426,712,652, tax unrealized appreciation and depreciation were $332,648,254 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 94.5%

	Shares	Market Value
Alternative Assets 94.5%
BlackRock Global Allocation V.I. Fund, Class I	9,348,816	$151,544,304

Total Investment Company (cost $144,374,376)		151,544,304

Short-Term Investment 4.3%

	Shares	Market Value

Money Market Fund 4.3%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 0.58%(a)	6,886,975	6,886,975

Total Short-Term Investment (cost $6,886,975)		6,886,975

Total Investments (cost $151,261,351) (b) — 98.8%		158,431,279
Other assets in excess of liabilities — 1.2%		1,971,662

NET ASSETS — 100.0%		$160,402,941

(a)	Represents 7-day effective yield as of March 31, 2017.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $151,948,453, tax unrealized appreciation and depreciation were $6,482,826 and $0, respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
272	Mini MSCI EAFE	06/16/17	$24,235,200	$713,473
5	Russell 2000 Mini Future	06/16/17	346,100	3,688
145	S&P 500 E-Mini	06/16/17	17,104,200	(15,730)
16	S&P MID 400 E-Mini	06/16/17	2,749,120	15,837

			$44,434,620	$717,268

At March 31, 2017, the Fund has $2,199,010 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$732,998

Total		$732,998

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(15,730)

Total		$(15,730)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

Common Stocks 95.7%

	Shares	Market Value
Aerospace & Defense 2.6%
Lockheed Martin Corp.	9,838	$2,632,649
Northrop Grumman Corp.	13,056	3,105,239

		5,737,888

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	16,491	1,769,484

Banks 17.0%
Bank of America Corp.	377,813	8,912,609
Citigroup, Inc.	112,975	6,758,164
JPMorgan Chase & Co.	105,944	9,306,121
KeyCorp	64,628	1,149,086
SunTrust Banks, Inc.	44,392	2,454,878
U.S. Bancorp	61,882	3,186,923
Wells Fargo & Co.	110,555	6,153,491

		37,921,272

Beverages 2.1%
Coca-Cola Co. (The)	54,529	2,314,211
Diageo plc	81,424	2,331,592

		4,645,803

Capital Markets 3.6%
CME Group, Inc.	4,584	544,579
Goldman Sachs Group, Inc. (The)	10,473	2,405,858
Invesco Ltd.	38,722	1,186,055
Morgan Stanley	90,812	3,890,386

		8,026,878

Chemicals 3.1%
Dow Chemical Co. (The)	87,591	5,565,532
E.I. du Pont de Nemours & Co.	8,253	662,963
Praxair, Inc.	5,026	596,084

		6,824,579

Communications Equipment 0.8%
Motorola Solutions, Inc.	20,369	1,756,215

Containers & Packaging 0.5%
International Paper Co.	21,341	1,083,696

Diversified Telecommunication Services 1.5%
BCE, Inc.	12,454	551,339
Verizon Communications, Inc.	57,587	2,807,366

		3,358,705

Electric Utilities 3.0%
Exelon Corp.	39,848	1,433,731
FirstEnergy Corp.	34,959	1,112,395
NextEra Energy, Inc.	21,967	2,819,904
PG&E Corp.	20,600	1,367,016

		6,733,046

Electrical Equipment 0.3%
Rockwell Automation, Inc.	3,717	578,774

Energy Equipment & Services 0.4%
Schlumberger Ltd.	11,213	875,735

Equity Real Estate Investment Trusts (REITs) 0.4%
Weyerhaeuser Co.	26,443	898,533

Food & Staples Retailing 1.1%
Kroger Co. (The)	84,797	2,500,664

Food Products 0.4%
Mondelez International, Inc., Class A	21,767	937,722

Health Care Equipment & Supplies 0.8%
Becton Dickinson and Co.	8,015	1,470,271
Zimmer Biomet Holdings, Inc.	2,143	261,682

		1,731,953

Health Care Providers & Services 6.1%
Aetna, Inc.	31,529	4,021,524
Anthem, Inc.	28,568	4,724,576
McKesson Corp.	7,011	1,039,451
Quest Diagnostics, Inc.	18,589	1,825,254
UnitedHealth Group, Inc.	12,310	2,018,963

		13,629,768

Hotels, Restaurants & Leisure 0.4%
Hilton Worldwide Holdings, Inc.	16,470	962,836

Household Products 1.0%
Procter & Gamble Co. (The)	25,137	2,258,559

Industrial Conglomerates 5.5%
3M Co.	8,018	1,534,084
General Electric Co.	180,030	5,364,894
Honeywell International, Inc.	22,779	2,844,414
Koninklijke Philips NV	82,300	2,643,828

		12,387,220

Insurance 6.1%
Allstate Corp. (The)	14,026	1,142,979
American International Group, Inc.	65,621	4,096,719
Marsh & McLennan Cos., Inc.	15,141	1,118,768
MetLife, Inc.	49,483	2,613,692
Prudential Financial, Inc.	30,160	3,217,469
Travelers Cos., Inc. (The)	12,343	1,487,825

		13,677,452

Machinery 0.2%
Pentair plc	5,830	366,007

Media 2.4%
Comcast Corp., Class A	110,422	4,150,763
Publicis Groupe SA	18,137	1,266,329

		5,417,092

Multiline Retail 0.9%
Dollar General Corp.	29,289	2,042,322

Multi-Utilities 1.8%
Dominion Resources, Inc.	28,182	2,186,078
Public Service Enterprise Group, Inc.	39,408	1,747,745

		3,933,823

Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	9,802	607,724
Chevron Corp.	28,779	3,090,001
Enbridge, Inc.	22,794	953,701
Exxon Mobil Corp.	29,659	2,432,335
Hess Corp.	50,047	2,412,766
Marathon Oil Corp.	67,900	1,072,820
Marathon Petroleum Corp.	33,375	1,686,773
Occidental Petroleum Corp.	54,462	3,450,712
Royal Dutch Shell plc, Class A, ADR-NL	10,700	564,211
Suncor Energy, Inc.	108,651	3,341,018
TOTAL SA, ADR-FR	72,576	3,659,282

		23,271,343

Personal Products 1.1%
Unilever NV, NYRS-UK REG	51,563	2,561,650

Pharmaceuticals 7.8%
AstraZeneca plc	57,930	3,561,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund) (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Bayer AG REG	2,076	$239,183
Johnson & Johnson	9,876	1,230,056
Merck & Co., Inc.	73,025	4,640,009
Pfizer, Inc.	228,088	7,802,890

		17,474,082

Professional Services 1.2%
Experian plc	74,494	1,519,771
Nielsen Holdings plc	28,562	1,179,896

		2,699,667

Road & Rail 0.6%
Union Pacific Corp.	11,540	1,222,317

Semiconductors & Semiconductor Equipment 1.9%
QUALCOMM, Inc.	22,728	1,303,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	92,017	3,021,838

		4,325,062

Software 4.7%
Constellation Software, Inc.	299	146,931
Microsoft Corp.	75,307	4,959,719
Oracle Corp.	122,466	5,463,209

		10,569,859

Specialty Retail 1.6%
Gap, Inc. (The)	56,424	1,370,539
Home Depot, Inc. (The)	14,873	2,183,803

		3,554,342

Technology Hardware, Storage & Peripherals 2.1%
Lenovo Group Ltd.	1,416,000	933,435
Samsung Electronics Co. Ltd., GDR-KR Reg. S	4,169	3,828,267

		4,761,702

Tobacco 0.8%
Altria Group, Inc.	12,636	902,463
Philip Morris International, Inc.	8,381	946,215
		1,848,678

Water Utilities 0.1%
American Water Works Co., Inc.	3,869	300,892

Wireless Telecommunication Services 0.6%
SK Telecom Co. Ltd., ADR-KR	48,704	1,226,367

Total Investments (cost $185,935,758) (a) — 95.7%		213,871,987
Other assets in excess of liabilities — 4.3%		9,652,002

NET ASSETS — 100.0%		$223,523,989

(a)	At March 31, 2017, the tax basis cost of the Fund’s investments was $187,186,358, tax unrealized appreciation and depreciation were $29,333,327 and $(2,647,698), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
FR	France
GDR	Global Depositary Receipt
KR	South Korea
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,737,888	$—	$—	$5,737,888
Air Freight & Logistics	1,769,484	—	—	1,769,484
Banks	37,921,272	—	—	37,921,272
Beverages	2,314,211	2,331,592	—	4,645,803
Capital Markets	8,026,878	—	—	8,026,878
Chemicals	6,824,579	—	—	6,824,579
Communications Equipment	1,756,215	—	—	1,756,215
Containers & Packaging	1,083,696	—	—	1,083,696
Diversified Telecommunication Services	3,358,705	—	—	3,358,705
Electric Utilities	6,733,046	—	—	6,733,046
Electrical Equipment	578,774	—	—	578,774
Energy Equipment & Services	875,735	—	—	875,735
Equity Real Estate Investment Trusts (REITs)	898,533	—	—	898,533
Food & Staples Retailing	2,500,664	—	—	2,500,664
Food Products	937,722	—	—	937,722
Health Care Equipment & Supplies	1,731,953	—	—	1,731,953
Health Care Providers & Services	13,629,768	—	—	13,629,768
Hotels, Restaurants & Leisure	962,836	—	—	962,836

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund) (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$2,258,559	$—	$—	$2,258,559
Industrial Conglomerates	9,743,392	2,643,828	—	12,387,220
Insurance	13,677,452	—	—	13,677,452
Machinery	366,007	—	—	366,007
Media	4,150,763	1,266,329	—	5,417,092
Multiline Retail	2,042,322	—	—	2,042,322
Multi-Utilities	3,933,823	—	—	3,933,823
Oil, Gas & Consumable Fuels	23,271,343	—	—	23,271,343
Personal Products	2,561,650	—	—	2,561,650
Pharmaceuticals	13,672,955	3,801,127	—	17,474,082
Professional Services	1,179,896	1,519,771	—	2,699,667
Road & Rail	1,222,317	—	—	1,222,317
Semiconductors & Semiconductor Equipment	4,325,062	—	—	4,325,062
Software	10,569,859	—	—	10,569,859
Specialty Retail	3,554,342	—	—	3,554,342
Technology Hardware, Storage & Peripherals	—	4,761,702	—	4,761,702
Tobacco	1,848,678	—	—	1,848,678
Water Utilities	300,892	—	—	300,892
Wireless Telecommunication Services	1,226,367	—	—	1,226,367

Total Common Stocks	$197,547,638	$16,324,349	$—	$213,871,987

Total	$197,547,638	$16,324,349	$—	$213,871,987

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 94.2%

	Principal Amount	Market Value
Aerospace & Defense 1.1%
Engility Corp., 8.88%, 09/01/24(a)	$300,000	$317,625
TransDigm, Inc., 6.00%, 07/15/22	625,000	633,188
6.50%, 07/15/24	500,000	506,875
6.50%, 05/15/25	375,000	378,281

		1,835,969

Automotive 2.9%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	350,000	343,437
Allison Transmission, Inc., 5.00%, 10/01/24(a)	200,000	202,000
American Axle & Manufacturing, Inc., 6.50%, 04/01/27(a)	400,000	398,748
BCD Acquisition, Inc., 9.63%, 09/15/23(a)	325,000	351,000
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(a)	125,000	125,000
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(a)	150,000	151,313
6.50%, 06/01/26(a)	325,000	338,812
Gates Global LLC, 6.00%, 07/15/22(a)	850,000	864,875
General Motors Co., 7.40%, 09/01/25(b)(c)(d)(e)	2,500,000	0
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26	275,000	281,875
IHO Verwaltungs GmbH, 4.50%, 09/15/23 (a)(f)	250,000	247,188
4.75%, 09/15/26 (a)(f)	525,000	511,875
MPG Holdco I, Inc., 7.38%, 10/15/22	350,000	379,750
Tenneco, Inc., 5.00%, 07/15/26	50,000	48,968
TI Group Automotive Systems LLC, 8.75%, 07/15/23(a)	425,000	450,853
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	175,000	181,125

		4,876,819

Banking 1.1%
Ally Financial, Inc., 4.13%, 02/13/22	750,000	750,000
5.75%, 11/20/25	1,075,000	1,100,531

		1,850,531

Building Materials 2.0%
Allegion plc, 5.88%, 09/15/23	125,000	133,437
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	234,844
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(a)	275,000	281,875
5.75%, 12/15/23(a)	50,000	52,000
HD Supply, Inc., 5.25%, 12/15/21(a)	250,000	262,813
5.75%, 04/15/24(a)	325,000	341,835
Masonite International Corp., 5.63%, 03/15/23(a)	100,000	102,049
NCI Building Systems, Inc., 8.25%, 01/15/23(a)	200,000	217,000
Ply Gem Industries, Inc., 6.50%, 02/01/22	200,000	209,360
RSI Home Products, Inc., 6.50%, 03/15/23(a)	550,000	566,500
Standard Industries, Inc., 6.00%, 10/15/25(a)	275,000	283,937
5.00%, 02/15/27(a)	650,000	637,000

		3,322,650

Cable Satellite 7.6%
Altice US Finance I Corp., 5.50%, 05/15/26(a)	200,000	205,500
Cablevision Systems Corp., 5.88%, 09/15/22	350,000	353,062
CCO Holdings LLC, 5.13%, 02/15/23	250,000	256,875
5.75%, 09/01/23	225,000	234,000
5.75%, 01/15/24	775,000	806,000
5.38%, 05/01/25(a)	125,000	128,281
5.75%, 02/15/26(a)	450,000	472,500
5.50%, 05/01/26(a)	175,000	181,125
Cequel Communications Holdings I LLC, 5.13%, 12/15/21(a)	550,000	558,250
7.75%, 07/15/25(a)	475,000	525,172
CSC Holdings LLC, 10.13%, 01/15/23(a)	325,000	377,000
5.25%, 06/01/24	225,000	224,156
10.88%, 10/15/25(a)	225,000	270,563
5.50%, 04/15/27(a)	500,000	508,125
DISH DBS Corp., 5.88%, 07/15/22	825,000	866,761
5.00%, 03/15/23	75,000	75,375
5.88%, 11/15/24	225,000	236,306
7.75%, 07/01/26	125,000	145,313
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	600,000	539,250
5.50%, 08/01/23	600,000	495,000
8.00%, 02/15/24(a)	300,000	318,000
Sirius XM Radio, Inc., 6.00%, 07/15/24(a)	725,000	776,656
5.38%, 07/15/26(a)	675,000	690,188
Unitymedia GmbH, 6.13%, 01/15/25(a)	725,000	763,063
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25(a)	225,000	230,062
Virgin Media Finance plc, 6.00%, 10/15/24(a)	200,000	207,250
5.75%, 01/15/25(a)	75,000	75,188
Virgin Media Secured Finance plc, 5.25%, 01/15/26(a)	825,000	829,125
5.50%, 08/15/26(a)	375,000	380,625
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)	200,000	201,500
6.00%, 01/15/27(a)	200,000	199,000
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)	500,000	499,950

		12,629,221

Chemicals 2.2%
Alpha 3 BV, 6.25%, 02/01/25(a)	325,000	329,062
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	425,000	415,969
Eco Services Operations LLC, 8.50%, 11/01/22(a)	325,000	342,062
Hexion, Inc., 6.63%, 04/15/20	575,000	529,000
Huntsman International LLC, 5.13%, 11/15/22	400,000	418,000
Koppers, Inc., 6.00%, 02/15/25(a)	175,000	180,687
Platform Specialty Products Corp., 6.50%, 02/01/22(a)	1,175,000	1,219,063
PQ Corp., 6.75%, 11/15/22(a)	125,000	133,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
W.R. Grace & Co.-Conn., 5.63%, 10/01/24(a)	$125,000	$131,719

		3,698,687

Construction Machinery 0.4%
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	125,000	127,813
United Rentals North America, Inc., 5.88%, 09/15/26	275,000	286,687
5.50%, 05/15/27	275,000	277,750

		692,250

Consumer Cyclical Services 0.9%
Garda World Security Corp., 7.25%, 11/15/21(a)	400,000	386,000
7.25%, 11/15/21(a)	300,000	289,500
Hearthside Group Holdings LLC, 6.50%, 05/01/22(a)	400,000	400,500
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)	150,000	153,750
7.45%, 08/15/27	175,000	191,188

		1,420,938

Consumer Products 2.2%
FGI Operating Co. LLC, 7.88%, 05/01/20(c)	550,000	382,250
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	750,000	735,000
Party City Holdings, Inc., 6.13%, 08/15/23(a)	500,000	506,250
Prestige Brands, Inc., 5.38%, 12/15/21(a)	700,000	715,750
6.38%, 03/01/24(a)	350,000	367,500
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(a)	50,000	50,625
Spectrum Brands, Inc., 6.13%, 12/15/24	175,000	185,062
5.75%, 07/15/25	300,000	317,250
Springs Industries, Inc., 6.25%, 06/01/21	251,000	257,903
Valvoline, Inc., 5.50%, 07/15/24(a)	75,000	78,750

		3,596,340

Diversified Manufacturing 0.9%
Accudyne Industries Borrower, 7.75%, 12/15/20(a)	300,000	252,000
Entegris, Inc., 6.00%, 04/01/22(a)	475,000	495,781
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	726,250

		1,474,031

Finance Companies 1.8%
Navient Corp., 6.63%, 07/26/21	50,000	51,750
6.50%, 06/15/22	50,000	50,438
5.50%, 01/25/23	175,000	167,125
7.25%, 09/25/23	125,000	125,625
5.88%, 10/25/24	825,000	769,568
Park Aerospace Holdings Ltd., 5.25%, 08/15/22(a)	100,000	104,000
5.50%, 02/15/24(a)	775,000	806,000
Quicken Loans, Inc., 5.75%, 05/01/25(a)	1,000,000	982,500

		3,057,006

Food & Beverage 2.4%
Acosta, Inc., 7.75%, 10/01/22(a)	775,000	657,975
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(a)	250,000	252,812
Aramark Services, Inc., 5.13%, 01/15/24	450,000	471,937
5.00%, 04/01/25(a)	200,000	206,000
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	275,000	280,500
Performance Food Group, Inc., 5.50%, 06/01/24(a)	75,000	76,688
Post Holdings, Inc., 7.75%, 03/15/24(a)	150,000	165,407
5.50%, 03/01/25(a)	125,000	125,625
8.00%, 07/15/25(a)	600,000	673,500
5.00%, 08/15/26(a)	700,000	670,250
US Foods, Inc., 5.88%, 06/15/24(a)	450,000	466,875

		4,047,569

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 09/15/07(b)(c)(d)	100,000	0

Gaming 3.3%
Boyd Gaming Corp., 6.88%, 05/15/23	425,000	457,937
6.38%, 04/01/26	175,000	187,250
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)	450,000	460,125
Eagle II Acquisition Co. LLC, 6.00%, 04/01/25(a)	75,000	77,250
GLP Capital LP, 5.38%, 04/15/26	175,000	180,687
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	225,000	237,375
MGM Resorts International, 7.75%, 03/15/22	425,000	490,344
6.00%, 03/15/23	425,000	459,000
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24(a)	475,000	481,531
Penn National Gaming, Inc., 5.63%, 01/15/27(a)	200,000	198,500
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(a)	475,000	480,938
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21(a)	425,000	432,438
Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/21(a)	850,000	862,750
Seminole Tribe of Florida, Inc., 7.80%, 10/01/20(a)	475,000	489,250

		5,495,375

Healthcare 10.3%
Acadia Healthcare Co., Inc., 5.63%, 02/15/23	75,000	77,671
6.50%, 03/01/24	600,000	631,500
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(a)	625,000	604,687
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	225,000	222,469
6.88%, 02/01/22	1,000,000	860,000
6.25%, 03/31/23	200,000	203,500
DaVita, Inc., 5.00%, 05/01/25	525,000	526,312
Envision Healthcare Corp., 5.13%, 07/01/22(a)	575,000	585,241
5.63%, 07/15/22	325,000	333,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Healthcare (continued)
Envision Healthcare Corp., (continued) 6.25%, 12/01/24(a)	$200,000	$210,000
HCA, Inc., 5.88%, 05/01/23	100,000	108,000
5.00%, 03/15/24	700,000	734,125
5.25%, 04/15/25	1,050,000	1,115,625
5.88%, 02/15/26	700,000	738,500
5.25%, 06/15/26	875,000	920,937
IASIS Healthcare LLC, 8.38%, 05/15/19	575,000	550,563
LifePoint Health, Inc., 5.88%, 12/01/23	150,000	154,500
5.38%, 05/01/24(a)	300,000	305,100
MEDNAX, Inc., 5.25%, 12/01/23(a)	100,000	102,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)	1,125,000	1,209,516
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)	1,500,000	1,395,000
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(a)	875,000	894,688
Sterigenics-Nordion Topco LLC, 8.13%, 11/01/21(a)(f)	475,000	486,875
Surgical Care Affiliates, Inc., 6.00%, 04/01/23(a)	500,000	536,250
Team Health Holdings, Inc., 6.38%, 02/01/25(a)	825,000	808,500
Teleflex, Inc., 5.25%, 06/15/24	300,000	306,000
4.88%, 06/01/26	50,000	50,250
Tenet Healthcare Corp., 4.38%, 10/01/21	525,000	525,000
7.50%, 01/01/22(a)	75,000	81,000
8.13%, 04/01/22	100,000	104,375
6.75%, 06/15/23	1,100,000	1,080,750
Vizient, Inc., 10.38%, 03/01/24(a)	575,000	656,219

		17,118,278

Hotels, Restaurants & Leisure 0.2%
Hilton Worldwide Finance LLC, 4.63%, 04/01/25(a)	325,000	328,965
RHP Hotel Properties LP, 5.00%, 04/15/23	75,000	76,125

		405,090

Independent Energy 5.9%
Antero Resources Corp., 5.63%, 06/01/23	250,000	255,625
5.00%, 03/01/25(a)	400,000	392,248
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(a)	250,000	258,750
Callon Petroleum Co., 6.13%, 10/01/24(a)	195,000	202,800
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	200,000	207,250
6.25%, 04/15/23	225,000	225,562
Chesapeake Energy Corp., 5.38%, 06/15/21	250,000	232,500
8.00%, 12/15/22(a)	400,000	419,000
5.75%, 03/15/23	225,000	204,750
8.00%, 01/15/25(a)	75,000	75,000
Continental Resources, Inc., 4.50%, 04/15/23	525,000	510,888
CrownRock LP, 7.75%, 02/15/23(a)	125,000	132,500
Diamondback Energy, Inc., 4.75%, 11/01/24(a)	125,000	125,737
EP Energy LLC, 7.75%, 09/01/22	50,000	40,500
6.38%, 06/15/23	100,000	76,750
8.00%, 11/29/24(a)	225,000	236,250
Gulfport Energy Corp., 6.63%, 05/01/23	250,000	252,812
6.00%, 10/15/24(a)	100,000	97,000
6.38%, 05/15/25(a)	150,000	147,375
Laredo Petroleum, Inc., 5.63%, 01/15/22	200,000	199,500
7.38%, 05/01/22	175,000	181,563
6.25%, 03/15/23	125,000	126,875
Northern Oil and Gas, Inc., 8.00%, 06/01/20(c)	500,000	435,000
Oasis Petroleum, Inc., 6.88%, 03/15/22	550,000	563,750
Parsley Energy LLC, 6.25%, 06/01/24(a)	100,000	106,000
5.38%, 01/15/25(a)	100,000	101,250
5.25%, 08/15/25(a)	75,000	75,750
PDC Energy, Inc., 6.13%, 09/15/24(a)	225,000	230,625
QEP Resources, Inc., 6.88%, 03/01/21	225,000	239,063
Range Resources Corp., 5.00%, 08/15/22(a)	100,000	99,000
4.88%, 05/15/25	448,000	428,960
Rice Energy, Inc., 6.25%, 05/01/22	425,000	437,750
7.25%, 05/01/23	75,000	79,875
RSP Permian, Inc., 6.63%, 10/01/22	225,000	236,813
5.25%, 01/15/25(a)	200,000	201,500
SM Energy Co., 6.50%, 01/01/23	100,000	101,500
5.00%, 01/15/24	325,000	307,125
6.75%, 09/15/26	50,000	50,406
Southwestern Energy Co., 4.10%, 03/15/22	550,000	514,250
Whiting Petroleum Corp., 5.75%, 03/15/21	150,000	148,500
6.25%, 04/01/23	475,000	472,625
WPX Energy, Inc., 7.50%, 08/01/20	50,000	53,000
8.25%, 08/01/23	125,000	139,063
5.25%, 09/15/24	100,000	96,750

		9,719,790

Industrial — Other 1.3%
Anixter, Inc., 5.50%, 03/01/23	250,000	259,375
Belden, Inc., 5.50%, 09/01/22(a)	575,000	586,500
5.25%, 07/15/24(a)	225,000	224,438
Cleaver-Brooks, Inc., 8.75%, 12/15/19(a)	150,000	154,500
Hillman Group, Inc. (The), 6.38%, 07/15/22(a)	750,000	715,427
Unifrax I LLC, 7.50%, 02/15/19(a)	250,000	248,125

		2,188,365

Insurance — P&C 0.9%
Hub Holdings LLC, 8.13%, 07/15/19(a)(f)	725,000	725,000
HUB International Ltd., 9.25%, 02/15/21(a)	50,000	51,590
7.88%, 10/01/21(a)	625,000	651,563

		1,428,153

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Leisure 0.9%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(a)	$175,000	$176,969
6.13%, 05/15/27(a)	75,000	75,656
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12(b)(c)(d)(g)(j)	675,000	0
Live Nation Entertainment, Inc., 4.88%, 11/01/24(a)	125,000	125,000
Regal Entertainment Group, 5.75%, 03/15/22	75,000	78,281
5.75%, 02/01/25	450,000	464,625
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	200,000	198,000
5.50%, 04/15/27(a)	450,000	448,875

		1,567,406

Media Entertainment 5.7%
AMC Networks, Inc., 5.00%, 04/01/24	375,000	375,000
CBS Radio, Inc., 7.25%, 11/01/24(a)	250,000	262,500
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	600,000	624,000
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/24(a)	500,000	545,000
Gray Television, Inc., 5.13%, 10/15/24(a)	150,000	148,125
5.88%, 07/15/26(a)	350,000	356,125
iHeartCommunications, Inc., 9.00%, 03/01/21	425,000	323,000
Lamar Media Corp., 5.38%, 01/15/24	150,000	154,875
5.75%, 02/01/26	50,000	53,500
LIN Television Corp., 5.88%, 11/15/22	600,000	621,000
Match Group, Inc., 6.75%, 12/15/22	525,000	549,937
6.38%, 06/01/24	50,000	54,094
Nexstar Escrow Corp. 5.63%, 08/01/24(a)	375,000	380,625
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)	400,000	398,500
Nielsen Finance LLC, 5.00%, 04/15/22(a)	350,000	357,875
Outfront Media Capital LLC, 5.88%, 03/15/25	125,000	130,937
Radio One, Inc., 9.25%, 02/15/20(a)	350,000	337,750
7.38%, 04/15/22(a)	450,000	470,250
Sinclair Television Group, Inc., 5.63%, 08/01/24(a)	475,000	480,938
5.88%, 03/15/26(a)	450,000	461,250
5.13%, 02/15/27(a)	100,000	96,500
Southern Graphics, Inc., 8.38%, 10/15/20(a)	825,000	837,375
TEGNA, Inc., 6.38%, 10/15/23	525,000	555,188
5.50%, 09/15/24(a)	50,000	51,187
Tribune Media Co., 5.88%, 07/15/22	700,000	729,750
WMG Acquisition Corp., 5.00%, 08/01/23(a)	50,000	50,500
4.88%, 11/01/24(a)	100,000	100,500

		9,506,281

Metals & Mining 2.1%
ArcelorMittal, 6.13%, 06/01/25	225,000	249,750
Freeport-McMoRan, Inc., 3.88%, 03/15/23	450,000	413,829
5.40%, 11/14/34	875,000	761,250
HudBay Minerals, Inc., 7.25%, 01/15/23(a)	150,000	159,000
7.63%, 01/15/25(a)	200,000	217,000
Peabody Securities Finance Corp., 6.00%, 03/31/22(a)	50,000	49,719
6.38%, 03/31/25(a)	200,000	199,000
Steel Dynamics, Inc., 5.13%, 10/01/21	50,000	51,563
6.38%, 08/15/22	125,000	130,156
5.25%, 04/15/23	75,000	77,812
5.50%, 10/01/24	350,000	365,750
5.00%, 12/15/26(a)	50,000	50,625
Teck Resources Ltd., 8.50%, 06/01/24(a)	250,000	288,438
6.13%, 10/01/35	325,000	337,187
6.00%, 08/15/40	75,000	75,562
6.25%, 07/15/41	50,000	51,875

		3,478,516

Midstream 5.2%
AmeriGas Partners LP, 5.63%, 05/20/24	175,000	175,875
5.50%, 05/20/25	300,000	297,750
5.88%, 08/20/26	500,000	497,500
5.75%, 05/20/27	100,000	98,725
Antero Midstream Partners LP, 5.38%, 09/15/24(a)	250,000	253,750
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24(a)	175,000	192,719
5.88%, 03/31/25(a)	275,000	286,687
Energy Transfer Equity LP, 5.88%, 01/15/24	600,000	637,500
5.50%, 06/01/27	200,000	209,000
Ferrellgas LP, 6.50%, 05/01/21	100,000	95,000
6.75%, 01/15/22	800,000	756,000
6.75%, 06/15/23	150,000	141,000
Hiland Partners LP, 5.50%, 05/15/22(a)	100,000	104,327
Holly Energy Partners LP, 6.00%, 08/01/24(a)	250,000	261,875
Suburban Propane Partners LP, 5.50%, 06/01/24	800,000	788,000
5.88%, 03/01/27	100,000	98,500
Summit Midstream Holdings LLC, 5.50%, 08/15/22	575,000	575,000
5.75%, 04/15/25	200,000	199,000
Targa Pipeline Partners LP,
5.88%, 08/01/23(c)	175,000	172,812
Targa Resources Partners LP, 5.13%, 02/01/25(a)	150,000	154,500
5.38%, 02/01/27(a)	325,000	336,375
Tesoro Logistics LP, 6.13%, 10/15/21	175,000	183,094
6.25%, 10/15/22	625,000	660,156
6.38%, 05/01/24	225,000	243,562
5.25%, 01/15/25	125,000	130,625
Western Refining Logistics LP, 7.50%, 02/15/23	425,000	456,875
Williams Cos., Inc. (The), 4.55%, 06/24/24	325,000	327,438
Williams Partners LP, 4.88%, 03/15/24	350,000	360,029

		8,693,674

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil Field Services 0.8%
Precision Drilling Corp., 7.75%, 12/15/23(a)	$175,000	$184,187
Tervita Escrow Corp., 7.63%, 12/01/21(a)	325,000	335,563
Weatherford International LLC, 6.80%, 06/15/37	75,000	72,188
Weatherford International Ltd., 8.25%, 06/15/23	350,000	380,625
9.88%, 02/15/24(a)	50,000	57,875
7.00%, 03/15/38	300,000	289,500

		1,319,938

Packaging 6.4%
ARD Finance SA, 7.13%, 09/15/23(a)(f)	375,000	386,250
Ardagh Packaging Finance plc, 6.00%, 06/30/21(a)	250,000	257,500
4.63%, 05/15/23(a)	200,000	201,500
7.25%, 05/15/24(a)	1,000,000	1,070,000
6.00%, 02/15/25(a)	200,000	202,250
Ball Corp., 5.25%, 07/01/25	550,000	582,312
Berry Plastics Corp., 5.50%, 05/15/22	675,000	701,156
6.00%, 10/15/22	75,000	79,313
5.13%, 07/15/23	300,000	307,500
BWAY Holding Co., 9.13%, 08/15/21(a)	800,000	874,960
5.50%, 04/15/24(a)	450,000	453,659
7.25%, 04/15/25(a)	950,000	950,000
Flex Acquisition Co., Inc., 6.88%, 01/15/25(a)	775,000	791,740
Multi-Color Corp., 6.13%, 12/01/22(a)	575,000	599,438
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)	50,000	52,906
5.38%, 01/15/25(a)	400,000	406,000
6.38%, 08/15/25(a)	225,000	240,469
Pactiv LLC, 7.95%, 12/15/25	225,000	244,125
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	375,000	385,785
7.00%, 07/15/24(a)	575,000	615,609
Sealed Air Corp., 4.88%, 12/01/22(a)	375,000	390,701
Signode Industrial Group Lux SA, 6.38%, 05/01/22(a)	900,000	923,058

		10,716,231

Paper 0.3%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	550,000	544,500

Pharmaceuticals 3.9%
Endo Finance LLC, 6.00%, 07/15/23(a)	475,000	415,625
6.50%, 02/01/25(a)	525,000	447,562
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	500,000	519,000
Jaguar Holding Co. II, 6.38%, 08/01/23(a)	1,300,000	1,355,250
Mallinckrodt International Finance SA, 4.75%, 04/15/23	550,000	466,125
5.63%, 10/15/23(a)	175,000	166,687
5.50%, 04/15/25(a)	650,000	598,000
Quintiles IMS, Inc., 5.00%, 10/15/26(a)	275,000	276,031
Valeant Pharmaceuticals International, Inc., 5.88%, 05/15/23(a)	675,000	523,969
6.50%, 03/15/22(a)	75,000	77,156
7.25%, 07/15/22(a)	125,000	106,563
5.50%, 03/01/23(a)	325,000	250,250
7.00%, 03/15/24(a)	175,000	179,594
6.13%, 04/15/25(a)	1,475,000	1,135,750

		6,517,562

Refining 0.9%
CVR Refining LLC, 6.50%, 11/01/22	600,000	604,500
Northern Tier Energy LLC, 7.13%, 11/15/20	300,000	312,000
Tesoro Corp., 5.38%, 10/01/22	150,000	155,250
5.13%, 04/01/24	325,000	338,000

		1,409,750

Restaurants 0.9%
1011778 BC ULC, 6.00%, 04/01/22(a)	925,000	959,688
KFC Holding Co., 5.00%, 06/01/24(a)	75,000	76,594
5.25%, 06/01/26(a)	125,000	127,187
Yum Brands, Inc., 3.88%, 11/01/23	300,000	293,250

		1,456,719

Retailers 1.3%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	225,000	221,062
Michaels Stores, Inc., 5.88%, 12/15/20(a)	325,000	334,146
PetSmart, Inc., 7.13%, 03/15/23(a)	1,000,000	950,000
Rite Aid Corp., 6.13%, 04/01/23(a)	425,000	421,281
Sally Holdings LLC, 5.63%, 12/01/25	175,000	174,781

		2,101,270

Supermarkets 0.5%
Albertsons Cos. LLC, 6.63%, 06/15/24(a)	350,000	357,875
5.75%, 03/15/25(a)	400,000	388,000

		745,875

Technology 10.3%
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	825,000	831,187
CDW LLC, 5.50%, 12/01/24	575,000	602,312
5.00%, 09/01/25	75,000	76,500
CommScope Technologies Finance LLC, 6.00%, 06/15/25(a)	475,000	497,562
Diamond 1 Finance Corp., 5.88%, 06/15/21(a)	100,000	105,133
7.13%, 06/15/24(a)	675,000	746,199
First Data Corp., 7.00%, 12/01/23(a)	975,000	1,045,687
5.75%, 01/15/24(a)	1,150,000	1,186,225
Gartner, Inc., 5.13%, 04/01/25(a)	175,000	178,281
Inception Merger Sub, Inc., 8.63%, 11/15/24(a)	825,000	869,303
Infor Software Parent LLC, 7.13%, 05/01/21(a)(f)	925,000	945,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
Infor US, Inc., 6.50%, 05/15/22	$925,000	$950,530
Informatica LLC, 7.13%, 07/15/23(a)	725,000	705,063
Micron Technology, Inc., 5.25%, 01/15/24(a)	150,000	154,079
5.50%, 02/01/25	175,000	181,562
Microsemi Corp., 9.13%, 04/15/23(a)	175,000	201,031
MSCI, Inc., 5.25%, 11/15/24(a)	125,000	131,562
5.75%, 08/15/25(a)	125,000	132,813
4.75%, 08/01/26(a)	125,000	126,250
NCR Corp., 4.63%, 02/15/21	200,000	204,522
5.88%, 12/15/21	50,000	52,125
5.00%, 07/15/22	525,000	532,875
6.38%, 12/15/23	200,000	210,500
Nuance Communications, Inc., 5.38%, 08/15/20(a)	192,000	195,245
6.00%, 07/01/24(a)	300,000	310,500
5.63%, 12/15/26(a)	625,000	639,062
Qorvo, Inc., 7.00%, 12/01/25	275,000	303,875
Riverbed Technology, Inc., 8.88%, 03/01/23(a)	550,000	562,375
RP Crown Parent LLC, 7.38%, 10/15/24(a)	475,000	495,188
Sabre GLBL, Inc., 5.38%, 04/15/23(a)	300,000	306,750
Sensata Technologies BV, 5.00%, 10/01/25(a)	200,000	201,500
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(a)	225,000	238,500
Solera LLC, 10.50%, 03/01/24(a)	725,000	828,313
Sophia LP, 9.00%, 09/30/23(a)	550,000	577,500
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23	275,000	290,983
Symantec Corp., 5.00%, 04/15/25(a)	275,000	281,993
VeriSign, Inc., 5.25%, 04/01/25	250,000	259,063
Versum Materials, Inc., 5.50%, 09/30/24(a)	150,000	155,063
Zebra Technologies Corp., 7.25%, 10/15/22	675,000	729,844

		17,042,867

Transportation Services 1.1%
Avis Budget Car Rental LLC, 5.50%, 04/01/23	150,000	144,937
6.38%, 04/01/24(a)	650,000	650,813
5.25%, 03/15/25(a)	100,000	92,500
Hertz Corp. (The), 6.25%, 10/15/22	900,000	855,000
5.50%, 10/15/24(a)	175,000	152,031

		1,895,281

Utility - Electric 2.1%
Calpine Corp., 5.88%, 01/15/24(a)	175,000	184,406
5.75%, 01/15/25	850,000	844,688
Enviva Partners LP, 8.50%, 11/01/21(a)	500,000	530,000
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (c)(j)	9,072	9,072
NRG Energy, Inc., 6.63%, 03/15/23	200,000	204,625
6.25%, 05/01/24	900,000	897,187
7.25%, 05/15/26	150,000	154,500
6.63%, 01/15/27(a)	250,000	249,375
TerraForm Power Operating LLC, 6.38%, 02/01/23(a)(h)	250,000	259,688
6.63%, 06/15/25(a)(h)	200,000	213,500

		3,547,041

Wireless Communications 4.4%
Altice Luxembourg SA, 7.63%, 02/15/25(a)	750,000	792,656
SFR Group SA,
7.38%, 05/01/26(a)	1,225,000	1,261,750
Sprint Capital Corp., 6.88%, 11/15/28	425,000	448,906
Sprint Corp., 7.88%, 09/15/23	1,350,000	1,495,125
7.13%, 06/15/24	975,000	1,040,812
7.63%, 02/15/25	225,000	245,813
T-Mobile USA, Inc., 6.63%, 04/28/21	50,000	51,675
6.73%, 04/28/22	50,000	51,730
6.63%, 04/01/23	850,000	907,103
6.84%, 04/28/23	175,000	187,250
6.38%, 03/01/25	600,000	646,500
6.50%, 01/15/26	125,000	136,875

		7,266,195

Total Corporate Bonds (cost $153,669,834)		156,666,168

Short-Term Investment 1.9%

	Shares	Market Value
Money Market Fund 1.9%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 0.99%(i)	3,139,414	3,140,670

Total Short-Term Investment (cost $3,140,711)		3,140,670

Total Investments (cost $156,810,545) (k) — 96.1%		159,806,838
Other assets in excess of liabilities — 3.9%		6,411,038

NET ASSETS — 100.0%		$166,217,876

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $91,204,617 which represents 54.87% of net assets.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Security in default.
(e)	Restricted security.
(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2017.
(i)	Represents 7-day effective yield as of March 31, 2017.
(j)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $9,072 which represents 0.01% of net assets.
(k)	At March 31, 2017, the tax basis cost of the Fund’s investments was $156,822,420, tax unrealized appreciation and depreciation were $5,784,045 and $(2,799,627), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
KG	Limited partnership
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
plc	Public Limited Company
SA	Stock Company
ULC	Unlimited Liability Company

At March 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of March 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 26	5.00%	$1,525,000	2.734%	06/20/21	$63,765	$68,601
Markit CDX North America High Yield Index Series 27	5.00%	2,000,000	3.088%	12/20/21	120,360	39,546

					$184,125	$108,147

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$—	$1,835,969	$—	$1,835,969
Automotive	—	4,876,819	—	4,876,819
Banking	—	1,850,531	—	1,850,531
Building Materials	—	3,322,650	—	3,322,650
Cable Satellite	—	12,629,221	—	12,629,221
Chemicals	—	3,698,687	—	3,698,687
Construction Machinery	—	692,250	—	692,250
Consumer Cyclical Services	—	1,420,938	—	1,420,938
Consumer Products	—	3,596,340	—	3,596,340
Diversified Manufacturing	—	1,474,031	—	1,474,031
Finance Companies	—	3,057,006	—	3,057,006
Food & Beverage	—	4,047,569	—	4,047,569
Food & Staples Retailing	—	—	—	—
Gaming	—	5,495,375	—	5,495,375
Healthcare	—	17,118,278	—	17,118,278
Hotels, Restaurants & Leisure	—	405,090	—	405,090
Independent Energy	—	9,719,790	—	9,719,790
Industrial - Other	—	2,188,365	—	2,188,365
Insurance - P&C	—	1,428,153	—	1,428,153
Leisure	—	1,567,406	—	1,567,406
Media Entertainment	—	9,506,281	—	9,506,281
Metals & Mining	—	3,478,516	—	3,478,516
Midstream	—	8,693,674	—	8,693,674
Oil Field Services	—	1,319,938	—	1,319,938
Packaging	—	10,716,231	—	10,716,231
Paper	—	544,500	—	544,500
Pharmaceuticals	—	6,517,562	—	6,517,562
Refining	—	1,409,750	—	1,409,750
Restaurants	—	1,456,719	—	1,456,719
Retailers	—	2,101,270	—	2,101,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Supermarkets	$—	$745,875	$—	$745,875
Technology	—	17,042,867	—	17,042,867
Transportation Services	—	1,895,281	—	1,895,281
Utility - Electric	—	3,547,041	—	3,547,041
Wireless Communications	—	7,266,195	—	7,266,195

Total Corporate Bonds	$—	$156,666,168	$—	$156,666,168

Short-Term Investments	$3,140,670	$—	$—	$3,140,670
Swap Contracts*	—	108,147	—	108,147

Total	$3,140,670	$156,774,315	$—	$159,914,985

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2017, the Fund held three Corporate Bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended March 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss).

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$108,147

Total		$108,147

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 95.2%

	Shares	Market Value
Equity Funds 71.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	4,457,973	$65,933,416
NVIT International Index Fund, Class Y(a)	35,803,796	329,752,959
NVIT Mid Cap Index Fund, Class Y(a)	6,947,218	175,000,420
NVIT S&P 500 Index Fund, Class Y(a)	28,254,250	451,220,370
NVIT Small Cap Index Fund, Class Y(a)	6,407,870	82,148,896

Total Equity Funds (cost $836,731,526)		1,104,056,061

Fixed Income Funds 23.8%
Nationwide Core Plus Bond Fund, Class R6(a)	7,268,961	73,998,026
NVIT Bond Index Fund, Class Y(a)	23,963,792	249,942,353
NVIT Short Term Bond Fund, Class Y(a)	4,329,164	44,763,556

Total Fixed Income Funds (cost $379,116,132)		368,703,935

Total Investment Companies (cost $1,215,847,658)		1,472,759,996

Investment Contract 4.8%
	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$74,959,380	74,959,380

Total Investment Contract (cost $74,959,380)		74,959,380

Total Investments (cost $1,290,807,038) (d) — 100.0%		1,547,719,376
Liabilities in excess of other assets — 0.0%†		(753,626)

NET ASSETS — 100.0%		$1,546,965,750

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,291,129,715, tax unrealized appreciation and depreciation were $267,013,955 and $(10,424,294), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,472,759,996	$—	$—	$1,472,759,996
Investment Contract	—	—	74,959,380	74,959,380

Total	$1,472,759,996	$—	$74,959,380	$1,547,719,376

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$74,415,027	$74,415,027
Purchases*	544,353	544,353
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$74,959,380	$74,959,380

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Investment Companies 12.0%

	Shares	Market Value
Closed-End Mutual Funds 9.8%
Royce Value Trust, Inc.	26,810	$375,340
Templeton Emerging Markets Fund	26,940	377,698

Total Closed-End Mutual Funds (cost $699,708)		753,038

Money Market Fund 2.2%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.99%(a)	166,241	166,308

Total Money Market Fund (cost $166,324)		166,308

Total Investment Companies (cost $866,032)		919,346

Exchange Traded Funds 85.4%

	Shares	Market Value
Equity Funds 55.9%
Financial Select Sector SPDR Fund	15,695	372,442
Industrial Select Sector SPDR Fund	4,175	271,626
iShares Core MSCI Europe Fund	10,395	457,068
iShares Global Financials Fund	8,940	544,446
iShares Global Materials Fund	7,330	434,009
iShares Latin America 40 Fund	6,535	207,225
iShares MSCI Europe Financials Fund	7,550	153,416
iShares MSCI Japan Fund	7,210	371,315
iShares Nasdaq Biotechnology Fund	641	187,986
iShares North American Tech Fund	3,000	415,380
PowerShares Dynamic Oil & Gas Services Portfolio	28,060	328,428
VanEck Vectors Fallen Angel High Yield Bond Fund	5,130	151,643
Vanguard Financials Fund	6,170	373,100

Total Equity Funds (cost $4,018,449)		4,268,084

Fixed Income Funds 29.5%
iShares 20+ Year Treasury Bond Fund	12,670	1,529,396
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,039	358,329
PowerShares Fundamental High Yield Corporate Bond Portfolio	19,640	369,428

Total Fixed Income Funds (cost $2,232,920)		2,257,153

Total Exchange Traded Funds (cost $6,251,369)		6,525,237

Total Investments (cost $7,117,401) (b) — 97.4%		7,444,583
Other assets in excess of liabilities — 2.6%		198,258

NET ASSETS — 100.0%		$7,642,841

(a)	Represents 7-day effective yield as of March 31, 2017.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $7,117,401, tax unrealized appreciation and depreciation were $389,985 and $(62,803), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Investment Companies 100.2%

	Shares	Market Value
Equity Funds 85.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	31,342	$618,374
DFA Real Estate Securities Portfolio, Institutional Class	12,989	449,407
DFA U.S. Core Equity 1 Portfolio, Institutional Class	92,072	1,858,924
DFA U.S. Small Cap Portfolio, Institutional Class	26,079	889,309
DFA VA International Small Portfolio	64,920	799,161
DFA VA International Value Portfolio	134,756	1,591,472
DFA VA U.S. Large Value Portfolio	53,477	1,326,226

Total Equity Funds (cost $6,914,368)		7,532,873

Fixed Income Funds 13.0%
DFA VA Global Bond Portfolio	57,993	619,943
DFA VA Short-Term Fixed Portfolio	51,813	529,012

Total Fixed Income Funds (cost $1,157,249)		1,148,955

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	175,291	175,291

Total Money Market Fund (cost $175,291)		175,291

Total Investment Companies (cost $8,246,908)		8,857,119

Total Investments (cost $8,246,908) (c) — 100.2%		8,857,119
Liabilities in excess of other assets — (0.2)%		(20,600)

NET ASSETS — 100.0%		$8,836,519

(a)	Represents 7-day effective yield as of March 31, 2017.
(b)	Investment in affiliate.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $8,334,082, tax unrealized appreciation and depreciation were $532,485 and $(9,448), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

Loring Ward NVIT Moderate Fund

Investment Companies 100.2%

	Shares	Market Value
Equity Funds 65.2%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	156,083	$3,151,318
DFA U.S. Small Cap Portfolio, Institutional Class	38,963	1,328,636
DFA VA International Small Portfolio	121,392	1,494,334
DFA VA International Value Portfolio	238,686	2,818,884
DFA VA U.S. Large Value Portfolio	79,976	1,983,396

Total Equity Funds (cost $9,833,894)		10,776,568

Fixed Income Funds 33.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	227,597	2,819,921
DFA VA Short-Term Fixed Portfolio	259,069	2,645,092

Total Fixed Income Funds (cost $5,514,944)		5,465,013

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	328,345	328,345

Total Money Market Fund (cost $328,345)		328,345

Total Investment Companies (cost $15,677,183)		16,569,926

Total Investments (cost $15,677,183) (c) — 100.2%		16,569,926
Liabilities in excess of other assets — (0.2)%		(25,383)

NET ASSETS — 100.0%		$16,544,543

(a)	Represents 7-day effective yield as of March 31, 2017.
(b)	Investment in affiliate.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $15,763,354, tax unrealized appreciation and depreciation were $860,838 and $(54,266), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 3.7%
Boeing Co. (The)	20,000	$3,537,200
Raytheon Co.	28,000	4,270,000

		7,807,200

Banks 5.3%
JPMorgan Chase & Co.	128,000	11,243,520

Capital Markets 12.2%
Charles Schwab Corp. (The)	160,000	6,529,600
Goldman Sachs Group, Inc. (The)	48,000	11,026,560
Intercontinental Exchange, Inc.	140,000	8,381,800

		25,937,960

Chemicals 2.9%
Methanex Corp.	90,000	4,221,000
Scotts Miracle-Gro Co. (The)	21,000	1,961,190

		6,182,190

Communications Equipment 8.1%
Cisco Systems, Inc.	221,000	7,469,800
Motorola Solutions, Inc.	113,000	9,742,860

		17,212,660

Containers & Packaging 2.3%
Sealed Air Corp.	112,000	4,880,960

Diversified Financial Services 4.8%
Berkshire Hathaway, Inc., Class B*	61,000	10,167,480

Electrical Equipment 1.6%
Rockwell Automation, Inc.	22,000	3,425,620

Energy Equipment & Services 2.5%
Schlumberger Ltd.	68,000	5,310,800

Food & Staples Retailing 2.5%
US Foods Holding Corp.*	190,000	5,316,200

Food Products 1.8%
Mondelez International, Inc., Class A	90,000	3,877,200

Health Care Equipment & Supplies 2.2%
Hill-Rom Holdings, Inc.	65,000	4,589,000

Health Care Providers & Services 9.5%
Aetna, Inc.	40,000	5,102,000
Cardinal Health, Inc.	50,000	4,077,500
HCA Holdings, Inc.*	88,000	7,831,120
Henry Schein, Inc.*	18,500	3,144,445

		20,155,065

Hotels, Restaurants & Leisure 1.1%
Bloomin’ Brands, Inc.	120,000	2,367,600

Industrial Conglomerates 2.6%
3M Co.	29,000	5,548,570

Insurance 2.6%
Chubb Ltd.	41,000	5,586,250

Internet Software & Services 5.3%
Alphabet, Inc., Class C*	11,000	9,125,160
eBay, Inc.*	65,000	2,182,050

		11,307,210

IT Services 2.5%
PayPal Holdings, Inc.*	125,000	5,377,500

Machinery 3.6%
Stanley Black & Decker, Inc.	58,000	7,706,460

Oil, Gas & Consumable Fuels 3.5%
Cabot Oil & Gas Corp.	125,000	2,988,750
EOG Resources, Inc.	45,000	4,389,750

		7,378,500

Pharmaceuticals 4.2%
Allergan plc	10,000	2,389,200
Pfizer, Inc.	190,000	6,499,900

		8,889,100

Road & Rail 1.7%
CSX Corp.	77,000	3,584,350

Software 5.8%
Activision Blizzard, Inc.	95,000	4,736,700
Symantec Corp.	250,000	7,670,000

		12,406,700

Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	47,000	6,752,020
NCR Corp.*	138,000	6,303,840

		13,055,860

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	39,000	2,173,470

Total Investments (cost $143,258,994) (a) — 99.5%		211,487,425
Other assets in excess of liabilities — 0.5%		1,105,784

NET ASSETS — 100.0%		$212,593,209

*	Denotes a non-income producing security.
(a)	At March 31, 2017, the tax basis cost of the Fund’s investments was $143,469,227, tax unrealized appreciation and depreciation were $68,018,198 and $0, respectively.

Ltd.	Limited
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.9%

	Shares	Market Value
Airlines 2.1%
Ryanair Holdings plc, ADR-IE*	34,240	$2,841,235

Auto Components 2.9%
Delphi Automotive plc	47,454	3,819,572

Banks 5.1%
JPMorgan Chase & Co.	37,022	3,252,012
U.S. Bancorp	68,807	3,543,561

		6,795,573

Capital Markets 3.0%
Intercontinental Exchange, Inc.	67,340	4,031,646

Chemicals 2.4%
Novozymes A/S, ADR-DK	81,527	3,232,953

Communications Equipment 3.6%
Motorola Solutions, Inc.	26,456	2,281,036
NetScout Systems, Inc.*	66,163	2,510,886

		4,791,922

Consumer Finance 2.5%
American Express Co.	41,404	3,275,470

Electric Utilities 1.7%
Eversource Energy	37,615	2,211,010

Energy Equipment & Services 2.5%
Schlumberger Ltd.	42,155	3,292,305

Equity Real Estate Investment Trusts (REITs) 2.5%
Weyerhaeuser Co.	96,516	3,279,614

Food & Staples Retailing 2.4%
Kroger Co. (The)	105,506	3,111,372

Health Care Equipment & Supplies 9.3%
Becton Dickinson and Co.	28,208	5,174,475
Danaher Corp.	46,258	3,956,447
Medtronic plc	39,170	3,155,535

		12,286,457

Health Care Providers & Services 4.9%
AmerisourceBergen Corp.	50,036	4,428,186
Premier, Inc., Class A*	63,930	2,034,892

		6,463,078

Household Durables 3.7%
Newell Brands, Inc.	104,629	4,935,350

Industrial Conglomerates 2.1%
3M Co.	14,460	2,766,632

Insurance 4.6%
Progressive Corp. (The)	156,984	6,150,633

Internet Software & Services 5.6%
Alphabet, Inc., Class A*	3,993	3,385,266
eBay, Inc.*	119,318	4,005,505

		7,390,771

IT Services 5.7%
Alliance Data Systems Corp.	8,078	2,011,422
Cognizant Technology Solutions Corp., Class A*	50,457	3,003,201
Mastercard, Inc., Class A	23,019	2,588,947

		7,603,570

Media 3.3%
Comcast Corp., Class A	115,105	4,326,797

Oil, Gas & Consumable Fuels 6.1%
Cimarex Energy Co.	10,580	1,264,204
EQT Corp.	51,124	3,123,677
Noble Energy, Inc.	107,457	3,690,073

		8,077,954

Personal Products 3.6%
Unilever NV, NYRS-UK REG	96,142	4,776,335

Pharmaceuticals 2.2%
Roche Holding AG, ADR-CH	91,474	2,929,912

Professional Services 3.3%
ManpowerGroup, Inc.	23,082	2,367,521
Robert Half International, Inc.	40,853	1,994,852

		4,362,373

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	26,544	2,435,147

Semiconductors & Semiconductor Equipment 4.9%
Texas Instruments, Inc.	79,861	6,433,602

Software 2.8%
Intuit, Inc.	31,675	3,673,983

Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.	66,608	1,801,080

Trading Companies & Distributors 2.9%
W.W. Grainger, Inc.	16,576	3,858,230

Total Investments (cost $99,106,922) (a) — 98.9%		130,954,576
Other assets in excess of liabilities — 1.1%		1,496,566

NET ASSETS — 100.0%		$132,451,142

*	Denotes a non-income producing security.
(a)	At March 31, 2017, the tax basis cost of the Fund’s investments was $99,129,616, tax unrealized appreciation and depreciation were $33,381,433 and $(1,556,473), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DK	Denmark
IE	Ireland
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
plc	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	$380,588	$404,805
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	289,707	303,300
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	438,620	456,713

		1,164,818

Automobiles 0.1%
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/21	1,100,000	1,090,583

Credit Card 0.3%
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	4,500,000	4,492,646
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,750,000	1,748,466
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,248,489

		7,489,601

Other 0.0%†
Florida Power & Light Co., 3.13%, 12/01/25	500,000	506,504

Total Asset-Backed Securities (cost $10,199,357)		10,251,506

Collateralized Mortgage Obligations 0.6%

	Principal Amount	Market Value
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5, 5.09%, 03/25/19	400,000	420,279
Series K004, Class A1, 3.41%, 05/25/19	363,190	370,623
Series K006, Class A1, 3.40%, 07/25/19	209,273	214,028
Series K006, Class A2, 4.25%, 01/25/20	200,000	212,041
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,009,804
Series K014, Class A1, 2.79%, 10/25/20	105,812	107,373
Series K013, Class A2, 3.97%, 01/25/21(a)	500,000	531,513
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,505,576
Series K024, Class A2, 2.57%, 09/25/22	100,000	100,989
Series K026, Class A2, 2.51%, 11/25/22	900,000	903,778
Series K031, Class A2, 3.30%, 04/25/23(a)	400,000	417,704
Series K033, Class A2, 3.06%, 07/25/23(a)	950,000	977,401
Series K034, Class A2, 3.53%, 07/25/23(a)	5,400,000	5,700,497
Series K038, Class A1, 2.60%, 10/25/23	289,050	292,706
Series K037, Class A2, 3.49%, 01/25/24	800,000	847,754

Total Collateralized Mortgage Obligations (cost $13,689,102)		13,612,066

Commercial Mortgage-Backed Securities 1.1%

	Principal Amount	Market Value
BBCMS MORTGAGE TRUST, Series 2017-C1, Class A4, 3.67%, 02/15/50	1,375,000	1,416,130
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500,000	1,565,337
Series 2016-P5, Class A4, 2.94%, 10/10/49	600,000	583,284
COMM Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 05/15/45	1,660,044	1,724,430
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,000,000	1,042,285
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,575,709
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	1,500,000	1,558,376
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	1,004,654
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,000,000	1,040,981
FNMA-ACES Series 2013-M6, Class 1AC, 3.91%, 02/25/43(a)	250,000	256,416
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	250,000	252,120
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	1,500,000	1,519,251
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,593,171
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 08/15/46	800,426	851,045
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,036,762
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A5, 4.08%, 07/15/46(a)	500,000	537,418
Series 2015-C24, Class A4, 3.73%, 05/15/48	1,000,000	1,036,345
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 05/15/48	1,500,000	1,532,079
WFRBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,794,378
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	1,175,000	1,254,599

Total Commercial Mortgage-Backed Securities (cost $24,335,753)		24,174,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds 25.4%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	$500,000	$543,756
2.25%, 06/15/26	500,000	473,315
3.30%, 03/01/35	130,000	121,829
General Dynamics Corp., 3.88%, 07/15/21	100,000	106,022
L3 Technologies, Inc., 5.20%, 10/15/19	500,000	535,788
3.95%, 05/28/24	257,000	264,753
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	488,015
3.55%, 01/15/26	250,000	254,086
3.60%, 03/01/35	110,000	104,865
4.07%, 12/15/42	393,000	385,794
4.70%, 05/15/46	250,000	270,789
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	521,133
4.75%, 06/01/43	250,000	269,341
Raytheon Co., 6.40%, 12/15/18	206,000	222,475
3.13%, 10/15/20	250,000	258,350
3.15%, 12/15/24	145,000	147,932
4.70%, 12/15/41	150,000	166,207
Textron, Inc., 4.30%, 03/01/24	250,000	262,260
United Technologies Corp., 4.50%, 04/15/20	250,000	269,192
6.13%, 07/15/38	400,000	507,749
4.50%, 06/01/42	500,000	529,182
4.15%, 05/15/45	550,000	551,256

		7,254,089

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 04/01/26	85,000	84,241
3.30%, 03/15/27	70,000	68,683
3.90%, 02/01/35	380,000	365,238
3.88%, 08/01/42	50,000	45,646
4.55%, 04/01/46	500,000	499,624
United Parcel Service of America, Inc., 8.38%, 04/01/20	118,000	139,022
8.37%, 04/01/30(b)	177,000	251,991
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	518,240
6.20%, 01/15/38	295,000	385,407

		2,358,092

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 03/15/25(c)	135,000	134,244
Delphi Corp., 4.15%, 03/15/24	475,000	496,006

		630,250

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	377,468
Ford Motor Co., 7.45%, 07/16/31	500,000	630,659
4.75%, 01/15/43(c)	350,000	328,817
5.29%, 12/08/46	500,000	498,850
General Motors Co., 5.20%, 04/01/45	500,000	490,107
6.75%, 04/01/46	35,000	41,030

		2,366,931

Banks 3.9%
Bank of America Corp., 5.65%, 05/01/18	3,200,000	3,329,338
Series L, 2.60%, 01/15/19	500,000	505,206
Series L, 2.65%, 04/01/19	500,000	506,414
Series L, 2.25%, 04/21/20	1,000,000	997,350
5.63%, 07/01/20	1,000,000	1,096,742
5.00%, 05/13/21	700,000	760,042
5.70%, 01/24/22	750,000	842,007
3.30%, 01/11/23	500,000	503,103
4.10%, 07/24/23	250,000	261,868
4.00%, 04/01/24	350,000	362,879
Series L, 3.95%, 04/21/25	310,000	308,657
3.88%, 08/01/25(c)	250,000	254,432
4.45%, 03/03/26	125,000	128,193
3.50%, 04/19/26	290,000	285,978
4.25%, 10/22/26	435,000	441,708
3.25%, 10/21/27	500,000	475,919
3.82%, 01/20/28(a)	500,000	500,838
5.88%, 02/07/42	250,000	300,662
5.00%, 01/21/44	350,000	381,431
Series L, 4.75%, 04/21/45	750,000	753,634
4.44%, 01/20/48(a)	750,000	754,848
Bank of Montreal, 1.45%, 04/09/18	750,000	749,753
1.40%, 04/10/18	1,325,000	1,322,608
Bank of Nova Scotia (The), 1.45%, 04/25/18(c)	500,000	499,170
1.70%, 06/11/18	500,000	501,013
2.80%, 07/21/21	500,000	506,041
Barclays Bank plc, 5.14%, 10/14/20	250,000	267,453
Barclays plc, 3.25%, 01/12/21	1,000,000	1,007,040
3.65%, 03/16/25	360,000	350,492
5.20%, 05/12/26	500,000	511,458
4.34%, 01/10/28	1,000,000	998,027
5.25%, 08/17/45	205,000	214,631
BB&T Corp., 2.05%, 06/19/18	750,000	753,471
2.45%, 01/15/20	500,000	505,104
BNP Paribas SA, 2.70%, 08/20/18	250,000	252,615
2.38%, 05/21/20	1,000,000	999,234
5.00%, 01/15/21	250,000	270,632
Branch Banking & Trust Co., 3.63%, 09/16/25	250,000	256,108
Capital One NA, 2.40%, 09/05/19	500,000	501,571
Citigroup, Inc., 1.70%, 04/27/18	1,000,000	1,000,424
1.75%, 05/01/18	1,000,000	999,716
2.05%, 12/07/18	1,000,000	1,001,825
2.50%, 07/29/19	500,000	504,512
2.35%, 08/02/21	500,000	492,245
4.50%, 01/14/22	650,000	695,611
3.88%, 10/25/23	750,000	776,077
3.75%, 06/16/24	500,000	509,324
3.30%, 04/27/25	560,000	548,502
4.60%, 03/09/26	350,000	359,423
3.40%, 05/01/26	500,000	487,179
3.20%, 10/21/26	500,000	478,282
4.30%, 11/20/26	500,000	504,793
4.45%, 09/29/27	500,000	506,021
3.89%, 01/10/28(a)	500,000	502,229
6.63%, 06/15/32	333,000	405,669
8.13%, 07/15/39	350,000	513,683
6.68%, 09/13/43	250,000	318,296
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	505,272
2.30%, 03/12/20	500,000	500,822
Compass Bank, 3.88%, 04/10/25	500,000	490,819
Cooperatieve Rabobank UA, 4.63%, 12/01/23	250,000	263,541
3.38%, 05/21/25	500,000	505,213
5.25%, 05/24/41	175,000	203,776
5.75%, 12/01/43	250,000	287,186
5.25%, 08/04/45	250,000	269,742
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	1,000,000	1,001,516
3.13%, 12/10/20	500,000	502,773
3.80%, 09/15/22	440,000	445,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., (continued) 3.75%, 03/26/25	$390,000	$383,675
4.55%, 04/17/26	500,000	516,777
Discover Bank, 4.20%, 08/08/23	500,000	520,705
Fifth Third Bancorp, 2.88%, 07/27/20	500,000	507,955
3.50%, 03/15/22	700,000	717,977
Fifth Third Bank, 1.63%, 09/27/19	750,000	740,827
HSBC Bank USA NA, 5.63%, 08/15/35(c)	250,000	291,492
HSBC Holdings plc, 5.10%, 04/05/21	500,000	542,844
4.25%, 03/14/24	500,000	507,333
4.30%, 03/08/26	500,000	521,193
3.90%, 05/25/26	500,000	506,674
6.50%, 05/02/36	400,000	489,763
6.50%, 09/15/37	600,000	738,949
5.25%, 03/14/44	250,000	270,227
Huntington Bancshares, Inc., 3.15%, 03/14/21	395,000	401,831
Huntington National Bank (The), 2.20%, 11/06/18	750,000	753,180
JPMorgan Chase & Co., 2.25%, 01/23/20	500,000	501,722
2.75%, 06/23/20	500,000	506,521
4.25%, 10/15/20	350,000	371,171
2.55%, 10/29/20	500,000	502,228
2.55%, 03/01/21	500,000	500,665
4.63%, 05/10/21	500,000	538,671
2.30%, 08/15/21(c)	1,000,000	989,616
3.38%, 05/01/23(c)	250,000	250,409
3.88%, 09/10/24	1,000,000	1,013,582
3.13%, 01/23/25	1,000,000	982,570
3.30%, 04/01/26	500,000	489,232
4.25%, 10/01/27	500,000	512,261
5.60%, 07/15/41	400,000	477,058
5.40%, 01/06/42	500,000	582,758
4.85%, 02/01/44	500,000	552,567
4.26%, 02/22/48(a)	750,000	747,826
KeyBank NA, 2.50%, 12/15/19	250,000	252,822
6.95%, 02/01/28	225,000	281,341
KeyCorp, 2.30%, 12/13/18	500,000	502,982
Lloyds Banking Group plc, 4.50%, 11/04/24	205,000	210,371
4.58%, 12/10/25(c)	350,000	355,486
4.65%, 03/24/26(c)	500,000	509,457
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26(c)	750,000	770,051
MUFG Americas Holdings Corp., 3.00%, 02/10/25	500,000	483,670
National Australia Bank Ltd., 2.00%, 01/14/19	1,000,000	1,002,304
2.50%, 07/12/26	750,000	701,936
PNC Bank NA, 1.80%, 11/05/18	1,000,000	1,001,023
2.95%, 01/30/23	250,000	250,955
3.80%, 07/25/23	500,000	522,951
2.95%, 02/23/25	500,000	493,485
PNC Financial Services Group, Inc. (The), 5.13%, 02/08/20	500,000	540,324
Regions Bank, 2.25%, 09/14/18	500,000	501,541
Royal Bank of Canada, 2.20%, 07/27/18	500,000	503,482
2.15%, 03/06/20	500,000	499,951
2.50%, 01/19/21	500,000	503,434
Royal Bank of Scotland Group plc, 3.88%, 09/12/23	365,000	359,729
4.80%, 04/05/26	500,000	511,661
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	254,269
2.65%, 04/17/20	1,300,000	1,293,952
Santander UK Group Holdings plc, 2.88%, 10/16/20	210,000	210,219
Santander UK plc, 2.38%, 03/16/20	500,000	501,305
4.00%, 03/13/24	500,000	523,450
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	1,000,000	1,007,538
2.45%, 01/16/20	500,000	502,003
Sumitomo Mitsui Financial Group, Inc., 2.93%, 03/09/21	500,000	504,194
2.63%, 07/14/26	750,000	699,176
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	505,267
Toronto-Dominion Bank (The), 1.40%, 04/30/18	750,000	748,915
2.50%, 12/14/20	750,000	756,831
U.S. Bancorp, 1.95%, 11/15/18	500,000	502,995
4.13%, 05/24/21	150,000	160,374
U.S. Bank NA, 2.80%, 01/27/25	1,000,000	981,282
Wells Fargo & Co., 2.15%, 01/15/19	500,000	502,605
Series N, 2.15%, 01/30/20	2,000,000	2,004,228
3.30%, 09/09/24	1,000,000	1,001,535
3.00%, 02/19/25	825,000	804,405
3.00%, 04/22/26	500,000	479,861
4.30%, 07/22/27	395,000	410,462
5.38%, 02/07/35	457,000	528,446
5.38%, 11/02/43	250,000	278,403
5.61%, 01/15/44	388,000	444,487
3.90%, 05/01/45	250,000	239,363
4.90%, 11/17/45	500,000	521,313
4.40%, 06/14/46	350,000	338,967
4.75%, 12/07/46	500,000	510,809
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	294,594
Westpac Banking Corp., 1.55%, 05/25/18	500,000	499,546
4.63%, 06/01/18	147,000	151,692
2.25%, 01/17/19	750,000	754,519
2.10%, 05/13/21(c)	500,000	491,027
2.85%, 05/13/26	500,000	482,593

		88,377,969

Beverages 0.7%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	236,000	250,125
5.75%, 04/01/36	324,000	391,149
6.00%, 11/01/41	147,000	185,570
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	1,320,000	1,329,926
3.70%, 02/01/24	1,000,000	1,032,927
3.65%, 02/01/26	1,500,000	1,516,800
4.70%, 02/01/36	500,000	528,980
4.63%, 02/01/44	650,000	675,985
4.90%, 02/01/46	1,370,000	1,480,592
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	275,000	297,275
4.38%, 02/15/21	150,000	160,649
Coca-Cola Co. (The), 1.15%, 04/01/18	500,000	498,940
3.15%, 11/15/20(c)	200,000	208,940
3.20%, 11/01/23	550,000	567,040
Diageo Capital plc, 1.13%, 04/29/18	750,000	747,430
4.83%, 07/15/20	600,000	649,585
2.63%, 04/29/23	500,000	496,137
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/22	250,000	247,579
Molson Coors Brewing Co., 3.00%, 07/15/26(c)	190,000	180,678
5.00%, 05/01/42	250,000	263,726

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
PepsiCo, Inc., 2.25%, 01/07/19	$500,000	$505,822
1.85%, 04/30/20	500,000	501,970
3.13%, 11/01/20	300,000	311,055
2.85%, 02/24/26	150,000	147,636
5.50%, 01/15/40	250,000	303,889
4.25%, 10/22/44	500,000	514,979
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/29	606,000	826,064

		14,821,448

Biotechnology 0.6%
AbbVie, Inc., 1.80%, 05/14/18	500,000	500,562
2.00%, 11/06/18	1,800,000	1,805,346
3.20%, 05/14/26	870,000	836,311
4.50%, 05/14/35	1,085,000	1,077,520
4.30%, 05/14/36	250,000	242,285
4.40%, 11/06/42	125,000	119,135
Amgen, Inc., 3.45%, 10/01/20	600,000	624,206
4.56%, 06/15/48	774,000	768,696
4.66%, 06/15/51	1,018,000	1,018,633
Baxalta, Inc., 2.88%, 06/23/20	250,000	253,513
4.00%, 06/23/25	200,000	203,780
Biogen, Inc., 3.63%, 09/15/22	1,000,000	1,031,392
4.05%, 09/15/25	195,000	202,067
Celgene Corp., 3.95%, 10/15/20	400,000	418,778
3.25%, 08/15/22	300,000	305,005
3.88%, 08/15/25(c)	500,000	511,052
4.63%, 05/15/44	500,000	495,895
Gilead Sciences, Inc., 4.50%, 04/01/21	200,000	214,889
3.70%, 04/01/24(c)	1,000,000	1,027,222
3.50%, 02/01/25	240,000	241,690
3.65%, 03/01/26(c)	145,000	146,316
4.50%, 02/01/45	500,000	493,262
4.75%, 03/01/46	500,000	509,996

		13,047,551

Building Products 0.1%
Johnson Controls International plc, 4.25%, 03/01/21	150,000	158,474
3.75%, 12/01/21	600,000	622,942
3.90%, 02/14/26	500,000	519,058
4.62%, 07/02/44(b)	350,000	359,098
Owens Corning, 4.20%, 12/15/22	250,000	261,497

		1,921,069

Capital Markets 1.3%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	162,962
Bank of New York Mellon Corp. (The), 2.60%, 08/17/20	395,000	399,449
3.25%, 09/11/24	750,000	757,430
Series G, 3.00%, 02/24/25	205,000	202,782
3.00%, 10/30/28	500,000	475,743
Brookfield Finance, Inc., 4.25%, 06/02/26	500,000	502,434
CME Group, Inc., 3.00%, 03/15/25	500,000	500,194
Credit Suisse AG, 2.30%, 05/28/19	600,000	602,274
4.38%, 08/05/20	400,000	423,513
3.63%, 09/09/24	500,000	507,557
Credit Suisse USA, Inc., 7.13%, 07/15/32	55,000	74,174
Deutsche Bank AG, 2.50%, 02/13/19	450,000	450,750
3.70%, 05/30/24	470,000	461,976
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	501,990
Goldman Sachs Group, Inc. (The), 2.90%, 07/19/18	500,000	506,475
2.88%, 02/25/21	750,000	754,858
5.25%, 07/27/21	500,000	548,458
2.35%, 11/15/21	500,000	489,692
5.75%, 01/24/22	500,000	562,440
3.63%, 01/22/23	750,000	768,853
3.85%, 07/08/24	385,000	394,367
3.75%, 05/22/25	500,000	506,164
6.13%, 02/15/33	900,000	1,086,571
6.45%, 05/01/36	750,000	894,506
6.75%, 10/01/37	500,000	616,969
4.80%, 07/08/44	500,000	527,994
4.75%, 10/21/45	350,000	368,741
Intercontinental Exchange, Inc., 4.00%, 10/15/23	500,000	530,290
3.75%, 12/01/25	160,000	165,200
Jefferies Group LLC, 5.13%, 04/13/18	500,000	515,662
5.13%, 01/20/23	250,000	268,650
4.85%, 01/15/27	500,000	510,392
Legg Mason, Inc., 4.75%, 03/15/26	500,000	524,567
Moody’s Corp., 2.75%, 07/15/19	500,000	506,514
4.50%, 09/01/22	150,000	160,568
Morgan Stanley, 2.50%, 01/24/19	650,000	656,412
7.30%, 05/13/19	700,000	773,790
2.38%, 07/23/19	1,000,000	1,006,170
2.65%, 01/27/20	750,000	757,155
2.80%, 06/16/20	455,000	460,519
5.75%, 01/25/21	300,000	333,017
5.50%, 07/28/21	250,000	277,238
4.88%, 11/01/22	500,000	540,623
4.10%, 05/22/23	650,000	671,314
Series F, 3.88%, 04/29/24	625,000	643,210
4.00%, 07/23/25	215,000	221,697
3.13%, 07/27/26	500,000	477,238
4.35%, 09/08/26	500,000	512,137
3.63%, 01/20/27	750,000	744,522
3.95%, 04/23/27	1,500,000	1,485,584
7.25%, 04/01/32	324,000	439,761
S&P Global, Inc., 4.40%, 02/15/26	500,000	530,655
State Street Corp., 3.70%, 11/20/23	500,000	523,524
3.30%, 12/16/24	310,000	314,542
TD Ameritrade Holding Corp., 2.95%, 04/01/22	500,000	506,172
Thomson Reuters Corp., 6.50%, 07/15/18	100,000	105,806
4.30%, 11/23/23	500,000	528,194
3.35%, 05/15/26	280,000	272,707
UBS AG, 2.35%, 03/26/20	500,000	501,056

		30,514,202

Chemicals 0.4%
Agrium, Inc., 3.15%, 10/01/22	50,000	50,135
6.13%, 01/15/41	150,000	175,885
5.25%, 01/15/45	350,000	379,696
Dow Chemical Co. (The), 4.25%, 11/15/20	324,000	343,654
4.13%, 11/15/21	650,000	689,670
3.50%, 10/01/24(c)	500,000	508,207
9.40%, 05/15/39	260,000	409,962
E.I. du Pont de Nemours & Co., 2.80%, 02/15/23	250,000	247,474
4.90%, 01/15/41	300,000	323,923
Eastman Chemical Co., 3.60%, 08/15/22	100,000	103,246
4.65%, 10/15/44	350,000	352,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Ecolab, Inc., 2.25%, 01/12/20	$265,000	$266,302
4.35%, 12/08/21	150,000	161,971
3.25%, 01/14/23	500,000	508,451
Lubrizol Corp. (The), 6.50%, 10/01/34	147,000	189,064
LyondellBasell Industries NV, 5.00%, 04/15/19	249,000	262,251
6.00%, 11/15/21(c)	500,000	566,067
4.63%, 02/26/55	250,000	234,304
Monsanto Co., 2.13%, 07/15/19	500,000	500,304
4.20%, 07/15/34	135,000	133,892
3.95%, 04/15/45	300,000	273,553
Mosaic Co. (The), 3.75%, 11/15/21(c)	250,000	257,486
4.25%, 11/15/23	250,000	259,029
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	500,000	475,854
5.88%, 12/01/36(c)	125,000	142,871
PPG Industries, Inc., 3.60%, 11/15/20	500,000	523,426
Praxair, Inc., 4.05%, 03/15/21	200,000	212,224
3.00%, 09/01/21	450,000	462,016
3.20%, 01/30/26	500,000	509,014
RPM International, Inc., 3.45%, 11/15/22(c)	350,000	354,466

		9,876,645

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	90,440
Republic Services, Inc., 5.25%, 11/15/21	800,000	891,260
3.20%, 03/15/25	500,000	498,126
Waste Management, Inc., 3.50%, 05/15/24	500,000	516,675
3.90%, 03/01/35	130,000	129,110

		2,125,611

Communications Equipment 0.2%
Cisco Systems, Inc., 4.95%, 02/15/19	200,000	212,318
2.13%, 03/01/19	750,000	757,825
3.50%, 06/15/25	400,000	415,136
5.90%, 02/15/39	500,000	638,638
Harris Corp., 2.70%, 04/27/20	1,000,000	1,009,196
4.85%, 04/27/35	90,000	96,142
Motorola Solutions, Inc., 4.00%, 09/01/24(c)	500,000	500,883
7.50%, 05/15/25	206,000	244,076
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	255,112

		4,129,326

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	104,964

Consumer Finance 0.9%
AerCap Ireland Capital DAC, 4.25%, 07/01/20	1,000,000	1,042,148
3.95%, 02/01/22	750,000	770,240
American Express Co., 1.55%, 05/22/18	750,000	749,027
3.63%, 12/05/24	500,000	502,812
American Express Credit Corp.,2.38%, 05/26/20	1,000,000	1,005,344
Capital One Financial Corp., 4.75%, 07/15/21	300,000	322,649
3.75%, 04/24/24	700,000	711,896
3.75%, 07/28/26	500,000	484,189
Caterpillar Financial Services Corp., 2.10%, 06/09/19	1,000,000	1,004,462
2.85%, 06/01/22	500,000	504,320
3.25%, 12/01/24(c)	500,000	507,853
Discover Financial Services, 4.10%, 02/09/27	500,000	500,168
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	500,000	501,708
2.38%, 03/12/19	750,000	752,620
3.20%, 01/15/21	500,000	505,355
3.66%, 09/08/24	500,000	491,730
4.39%, 01/08/26	200,000	204,272
General Motors Financial Co., Inc., 3.15%, 01/15/20	1,080,000	1,098,496
3.70%, 11/24/20	500,000	514,802
4.38%, 09/25/21	500,000	525,785
5.25%, 03/01/26	1,055,000	1,133,504
HSBC Finance Corp., 6.68%, 01/15/21	1,395,000	1,576,919
HSBC USA, Inc., 2.63%, 09/24/18	500,000	505,098
2.38%, 11/13/19	500,000	502,346
3.50%, 06/23/24	500,000	509,409
John Deere Capital Corp., 1.95%, 12/13/18	1,000,000	1,005,805
2.65%, 01/06/22	140,000	140,506
Synchrony Financial, 4.25%, 08/15/24	350,000	358,489
4.50%, 07/23/25	375,000	384,840
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	502,471
2.10%, 01/17/19	650,000	655,538
2.13%, 07/18/19	500,000	503,969
2.15%, 03/12/20	500,000	502,128
3.30%, 01/12/22	500,000	517,216

		21,498,114

Containers & Packaging 0.1%
International Paper Co., 3.80%, 01/15/26	500,000	505,710
6.00%, 11/15/41	750,000	868,260
Packaging Corp. of America, 4.50%, 11/01/23	250,000	267,150

		1,641,120

Diversified Consumer Services 0.0%†
Massachusetts Institute of Technology, 5.60%, 07/01/11	100,000	123,493
4.68%, 07/01/14	75,000	77,467
President & Fellows of Harvard College, 3.15%, 07/15/46	75,000	69,239
3.30%, 07/15/56(c)	200,000	184,851

		455,050

Diversified Financial Services 0.6%
AXA Financial, Inc., 7.00%, 04/01/28	133,000	166,231
Bank One Corp., 8.00%, 04/29/27	290,000	378,903
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	354,000	366,155
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	523,014
4.50%, 02/11/43	250,000	267,863
Block Financial LLC, 5.50%, 11/01/22	250,000	266,031
Boeing Capital Corp., 4.70%, 10/27/19	250,000	269,055
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	899,000	902,889
3.37%, 11/15/25	748,000	767,640
4.42%, 11/15/35	1,733,000	1,829,969
JPMorgan Chase Bank NA, 1.65%, 09/23/19	1,000,000	994,808

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Leucadia National Corp., 5.50%, 10/18/23	$250,000	$266,244
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	159,000	228,625
Shell International Finance BV, 1.90%, 08/10/18	600,000	602,680
2.00%, 11/15/18	750,000	753,241
2.13%, 05/11/20	500,000	500,010
2.25%, 11/10/20	240,000	240,863
3.40%, 08/12/23	1,000,000	1,028,623
2.88%, 05/10/26(c)	500,000	486,190
4.13%, 05/11/35	500,000	503,808
6.38%, 12/15/38	250,000	322,137
4.55%, 08/12/43	500,000	519,093
3.75%, 09/12/46	250,000	229,901
Voya Financial, Inc., 3.65%, 06/15/26	250,000	246,294

		12,660,267

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.38%, 11/27/18	425,000	427,945
2.45%, 06/30/20	500,000	499,964
4.60%, 02/15/21	250,000	265,964
3.80%, 03/15/22	750,000	775,775
3.00%, 06/30/22	500,000	497,397
4.45%, 04/01/24	500,000	524,007
3.95%, 01/15/25	500,000	504,218
3.40%, 05/15/25	1,000,000	965,926
4.13%, 02/17/26	1,000,000	1,014,099
4.50%, 05/15/35	310,000	292,648
5.25%, 03/01/37	750,000	764,591
6.30%, 01/15/38	250,000	287,270
5.35%, 09/01/40	395,000	405,856
5.55%, 08/15/41	400,000	422,636
5.15%, 03/15/42	150,000	148,824
4.30%, 12/15/42	603,000	536,141
4.80%, 06/15/44	500,000	468,705
4.35%, 06/15/45	173,000	152,271
4.75%, 05/15/46	500,000	466,544
4.50%, 03/09/48	866,000	770,082
British Telecommunications plc, 2.35%, 02/14/19	250,000	251,378
9.12%, 12/15/30	250,000	373,977
CC Holdings GS V LLC, 3.85%, 04/15/23	250,000	256,068
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	619,000	902,286
Orange SA, 9.00%, 03/01/31(b)	407,000	599,249
5.38%, 01/13/42	250,000	277,251
Qwest Corp., 6.75%, 12/01/21	250,000	274,062
Telefonica Emisiones SAU, 5.46%, 02/16/21	250,000	274,431
4.57%, 04/27/23	700,000	746,299
5.21%, 03/08/47	750,000	759,198
Verizon Communications, Inc., 4.60%, 04/01/21	500,000	534,274
2.95%, 03/15/22(d)	767,000	763,947
2.45%, 11/01/22(c)	500,000	482,293
5.15%, 09/15/23	1,000,000	1,100,598
4.15%, 03/15/24	1,000,000	1,036,308
4.13%, 03/16/27	1,000,000	1,016,941
5.05%, 03/15/34	250,000	254,223
4.27%, 01/15/36	500,000	463,004
4.81%, 03/15/39(d)	1,385,000	1,348,960
6.55%, 09/15/43	1,650,000	2,024,598
4.52%, 09/15/48	1,000,000	905,969
5.01%, 04/15/49(d)	374,000	363,208
5.01%, 08/21/54(c)	250,000	237,169

		25,436,554

Electric Utilities 1.3%
Alabama Power Co., 5.70%, 02/15/33	574,000	668,015
4.15%, 08/15/44	350,000	349,886
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44	500,000	547,776
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	456,424
Commonwealth Edison Co., 3.65%, 06/15/46	250,000	234,144
DTE Electric Co., 4.30%, 07/01/44	500,000	525,750
3.70%, 03/15/45	145,000	139,180
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	105,791
2.95%, 12/01/26	500,000	491,874
4.25%, 12/15/41	300,000	310,556
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,282,936
3.05%, 08/15/22	350,000	352,730
Duke Energy Florida LLC, 3.20%, 01/15/27	250,000	251,596
3.40%, 10/01/46	500,000	448,590
Duke Energy Indiana LLC, 3.75%, 07/15/20	200,000	209,727
Duke Energy Progress LLC, 4.15%, 12/01/44	500,000	507,736
4.20%, 08/15/45	500,000	509,245
Emera US Finance LP, 4.75%, 06/15/46	350,000	353,171
Entergy Corp., 5.13%, 09/15/20	400,000	432,123
4.00%, 07/15/22	400,000	418,982
Eversource Energy, 1.45%, 05/01/18	500,000	498,160
Series H, 3.15%, 01/15/25	245,000	243,758
Exelon Corp., 5.63%, 06/15/35	836,000	954,745
FirstEnergy Corp., Series B, 4.25%, 03/15/23	500,000	516,677
Florida Power & Light Co., 5.65%, 02/01/37	450,000	552,504
4.13%, 02/01/42	250,000	258,452
Georgia Power Co., 4.30%, 03/15/42	500,000	480,626
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	106,703
Iberdrola International BV, 5.81%, 03/15/25	118,000	130,250
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46	350,000	369,698
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	544,424
Kansas City Power & Light Co., 3.65%, 08/15/25	500,000	501,967
LG&E & KU Energy LLC, 3.75%, 11/15/20	700,000	726,333
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	673,421
4.80%, 09/15/43	500,000	561,057
Nevada Power Co., 5.45%, 05/15/41	150,000	174,829
Northern States Power Co., 2.15%, 08/15/22	250,000	244,801
4.00%, 08/15/45	165,000	165,589
NSTAR Electric Co., 2.38%, 10/15/22	500,000	491,951
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	150,000	160,898
5.30%, 06/01/42	150,000	178,489
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	311,583
2.45%, 08/15/22	250,000	246,174
3.25%, 06/15/23	500,000	509,041
2.95%, 03/01/26	400,000	390,005
6.25%, 03/01/39	600,000	780,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Pacific Gas & Electric Co., (continued)
4.30%, 03/15/45	$500,000	$514,777
PacifiCorp, 5.25%, 06/15/35	177,000	204,455
PECO Energy Co., 1.70%, 09/15/21	500,000	486,476
2.38%, 09/15/22	1,000,000	985,947
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	264,365
Progress Energy, Inc., 4.40%, 01/15/21	700,000	742,212
7.75%, 03/01/31	236,000	328,648
Public Service Co. of Colorado, 3.20%, 11/15/20	250,000	258,382
4.30%, 03/15/44	250,000	262,280
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	398,134
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	267,699
6.05%, 01/15/38	150,000	175,587
5.10%, 06/01/65	350,000	362,226
Southern California Edison Co., Series B, 2.40%, 02/01/22	500,000	498,053
Series C, 3.50%, 10/01/23	500,000	520,665
6.00%, 01/15/34	177,000	221,029
Series 05-B, 5.55%, 01/15/36	436,000	517,736
Southern Co. (The), 2.75%, 06/15/20	500,000	504,249
3.25%, 07/01/26	295,000	281,427
Union Electric Co., 6.70%, 02/01/19	141,000	152,769
3.65%, 04/15/45	250,000	237,121
Virginia Electric & Power Co., 3.45%, 09/01/22	500,000	517,324
Series B, 4.20%, 05/15/45	200,000	203,692
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	306,384
5.63%, 05/15/33	59,000	69,447
Xcel Energy, Inc., 4.70%, 05/15/20	250,000	265,574
3.30%, 06/01/25	500,000	500,761
6.50%, 07/01/36	177,000	223,424

		29,640,109

Electrical Equipment 0.0%†
Eaton Corp., 2.75%, 11/02/22	750,000	744,775
Emerson Electric Co., 6.00%, 08/15/32	83,000	102,709

		847,484

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	259,854
Corning, Inc., 4.25%, 08/15/20	250,000	264,429
Tyco Electronics Group SA, 3.50%, 02/03/22	300,000	309,105

		833,388

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	512,198
5.13%, 09/15/40	200,000	219,646
Halliburton Co., 2.00%, 08/01/18	500,000	500,565
3.80%, 11/15/25	250,000	253,148
6.70%, 09/15/38	400,000	499,790
5.00%, 11/15/45	500,000	526,797
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	517,188
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	482,931

		3,512,263

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	501,547
American Tower Corp., 3.40%, 02/15/19	250,000	255,589
2.80%, 06/01/20	1,000,000	1,007,202
5.05%, 09/01/20(c)	500,000	538,037
3.50%, 01/31/23	250,000	251,478
4.40%, 02/15/26	40,000	41,379
AvalonBay Communities, Inc., 3.45%, 06/01/25	695,000	698,107
Boston Properties LP, 3.80%, 02/01/24	250,000	256,058
2.75%, 10/01/26	750,000	690,323
Crown Castle International Corp., 3.70%, 06/15/26	60,000	58,881
DDR Corp., 3.63%, 02/01/25	500,000	481,004
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	271,253
ERP Operating LP, 3.00%, 04/15/23	500,000	494,941
4.50%, 07/01/44	350,000	357,281
HCP, Inc., 2.63%, 02/01/20	500,000	503,038
5.38%, 02/01/21	200,000	217,844
4.25%, 11/15/23	500,000	516,692
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	372,805
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525,000	529,081
Series E, 4.00%, 06/15/25	375,000	375,882
Kilroy Realty LP, 4.80%, 07/15/18	300,000	308,797
Kimco Realty Corp., 3.13%, 06/01/23	500,000	492,108
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	550,000	539,441
Prologis LP, 4.25%, 08/15/23	500,000	531,425
Realty Income Corp., 3.25%, 10/15/22	350,000	353,380
Simon Property Group LP, 2.20%, 02/01/19	500,000	503,018
5.65%, 02/01/20	250,000	271,782
4.38%, 03/01/21	500,000	532,365
3.38%, 03/15/22	500,000	513,439
3.38%, 10/01/24	500,000	503,999
4.25%, 11/30/46	500,000	483,784
UDR, Inc., 4.25%, 06/01/18	100,000	102,735
Ventas Realty LP, 4.00%, 04/30/19	500,000	517,143
4.75%, 06/01/21	150,000	160,575
3.13%, 06/15/23	500,000	493,546
Welltower, Inc., 4.13%, 04/01/19	600,000	619,864
5.25%, 01/15/22	400,000	438,498
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	657,462

		16,441,783

Food & Staples Retailing 0.5%
Costco Wholesale Corp., 2.25%, 02/15/22(c)	170,000	169,458
CVS Health Corp., 1.90%, 07/20/18	1,500,000	1,502,967
2.25%, 12/05/18	500,000	503,251
3.38%, 08/12/24	1,000,000	1,001,225
4.88%, 07/20/35	500,000	538,333
5.13%, 07/20/45	500,000	551,649
Kroger Co. (The), 4.00%, 02/01/24	500,000	519,194
7.50%, 04/01/31	257,000	343,553
5.40%, 07/15/40	200,000	221,952
Sysco Corp., 3.75%, 10/01/25	145,000	147,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing (continued)
Sysco Corp., (continued)
3.30%, 07/15/26	$255,000	$249,701
5.38%, 09/21/35	106,000	118,835
4.85%, 10/01/45	150,000	158,578
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26	55,000	53,777
4.50%, 11/18/34	805,000	803,800
Wal-Mart Stores, Inc., 3.63%, 07/08/20	500,000	527,802
3.25%, 10/25/20	500,000	522,038
2.55%, 04/11/23	750,000	750,114
3.30%, 04/22/24(c)	725,000	752,843
7.55%, 02/15/30	118,000	170,594
5.25%, 09/01/35	708,000	836,151
5.00%, 10/25/40	250,000	284,295
5.63%, 04/15/41	725,000	894,735

		11,622,819

Food Products 0.3%
Archer-Daniels-Midland Co., 4.02%, 04/16/43	345,000	341,642
Campbell Soup Co., 4.25%, 04/15/21	100,000	106,492
Conagra Brands, Inc., 3.25%, 09/15/22	250,000	251,926
7.00%, 10/01/28	221,000	275,780
General Mills, Inc., 3.15%, 12/15/21	750,000	767,789
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	207,829
4.25%, 03/15/35	400,000	401,795
Kellogg Co., 4.00%, 12/15/20	250,000	264,035
3.25%, 04/01/26	125,000	122,187
4.50%, 04/01/46(c)	250,000	244,972
Kraft Heinz Foods Co., 2.80%, 07/02/20	500,000	506,809
3.95%, 07/15/25	500,000	507,592
3.00%, 06/01/26	1,115,000	1,047,813
6.88%, 01/26/39	200,000	249,499
5.00%, 06/04/42	350,000	356,305
5.20%, 07/15/45	350,000	365,313
Mead Johnson Nutrition Co., 4.60%, 06/01/44	350,000	363,664
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	213,418
3.95%, 08/15/24	500,000	509,884
Unilever Capital Corp.,
2.00%, 07/28/26	500,000	455,044
5.90%, 11/15/32	206,000	264,132

		7,823,920

Gas Utilities 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	320,998
Dominion Gas Holdings LLC, 2.80%, 11/15/20	340,000	344,202
National Fuel Gas Co., 3.75%, 03/01/23	250,000	247,593
ONE Gas, Inc., 4.66%, 02/01/44	500,000	529,024

		1,441,817

Health Care Equipment & Supplies 0.6%
Abbott Laboratories, 2.55%, 03/15/22	215,000	211,609
3.25%, 04/15/23	200,000	199,507
3.88%, 09/15/25	90,000	91,444
3.75%, 11/30/26	1,500,000	1,498,113
5.30%, 05/27/40	500,000	537,246
4.90%, 11/30/46	250,000	258,968
Baxter International, Inc., 2.60%, 08/15/26	460,000	431,027
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	356,988
3.30%, 03/01/23	100,000	100,993
3.73%, 12/15/24	1,070,000	1,101,429
Boston Scientific Corp., 2.65%, 10/01/18	550,000	555,427
6.00%, 01/15/20	200,000	219,123
2.85%, 05/15/20	500,000	506,939
3.85%, 05/15/25	500,000	507,643
Danaher Corp., 3.35%, 09/15/25	250,000	257,681
Liberty Property LP, 4.40%, 02/15/24	500,000	526,688
Medtronic, Inc., 3.15%, 03/15/22	770,000	792,481
3.63%, 03/15/24	275,000	285,312
4.38%, 03/15/35	1,100,000	1,153,146
4.63%, 03/15/45	750,000	805,283
Stryker Corp., 1.30%, 04/01/18	500,000	497,770
3.38%, 11/01/25	160,000	160,663
3.50%, 03/15/26	70,000	70,695
4.63%, 03/15/46	500,000	514,161
Zimmer Biomet Holdings, Inc., 2.00%, 04/01/18	1,000,000	1,001,630
3.38%, 11/30/21	200,000	202,336
4.25%, 08/15/35	96,000	90,248

		12,934,550

Health Care Providers & Services 0.6%
Aetna, Inc., 2.80%, 06/15/23	1,000,000	991,828
3.50%, 11/15/24	500,000	510,592
6.63%, 06/15/36	250,000	324,439
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	257,997
Anthem, Inc., 3.70%, 08/15/21	100,000	103,594
4.63%, 05/15/42	250,000	253,980
5.10%, 01/15/44	300,000	323,017
4.65%, 08/15/44	250,000	253,771
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	303,200
3.75%, 09/15/25	340,000	350,367
Cigna Corp., 4.50%, 03/15/21	300,000	318,995
3.25%, 04/15/25	500,000	494,231
5.38%, 02/15/42	150,000	173,989
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	276,730
Express Scripts Holding Co., 3.90%, 02/15/22	150,000	155,569
3.00%, 07/15/23	500,000	483,303
3.50%, 06/15/24	500,000	492,465
4.80%, 07/15/46(c)	250,000	239,523
Humana, Inc., 2.63%, 10/01/19	500,000	505,483
3.15%, 12/01/22	1,000,000	1,004,397
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	20,000	19,568
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	277,832
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	500,000	502,636
3.75%, 08/23/22	350,000	358,383
McKesson Corp., 2.28%, 03/15/19	750,000	755,404
6.00%, 03/01/41	250,000	290,380
Medco Health Solutions, Inc., 4.13%, 09/15/20	300,000	314,208
Quest Diagnostics, Inc., 4.70%, 04/01/21(c)	500,000	537,200
3.50%, 03/30/25	370,000	366,356
UnitedHealth Group, Inc., 2.70%, 07/15/20	1,500,000	1,530,153
4.63%, 07/15/35	105,000	114,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., (continued)
5.80%, 03/15/36	$708,000	$873,273
3.95%, 10/15/42	250,000	243,068
4.75%, 07/15/45	250,000	273,971

		14,274,376

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	526,071
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	163,993
McDonald’s Corp., 2.20%, 05/26/20	750,000	751,090
3.70%, 01/30/26	250,000	255,699
4.70%, 12/09/35	400,000	419,140
4.88%, 07/15/40	250,000	264,722
4.88%, 12/09/45	250,000	265,901
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	164,243

		2,810,859

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 04/01/26	600,000	624,446
5.50%, 04/01/46	350,000	397,220
Whirlpool Corp., 3.70%, 05/01/25	500,000	512,779

		1,534,445

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	525,385
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	151,954
Kimberly-Clark Corp., 2.40%, 06/01/23	500,000	493,447
2.65%, 03/01/25	105,000	101,867
6.63%, 08/01/37	130,000	178,089
3.20%, 07/30/46	415,000	363,981

		1,814,723

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 01/15/20	500,000	506,872
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	218,020
PSEG Power LLC, 5.13%, 04/15/20	250,000	269,150
Southern Power Co., Series E, 2.50%, 12/15/21	500,000	488,679

		1,482,721

Industrial Conglomerates 0.4%
3M Co., 3.00%, 08/07/25	400,000	405,131
5.70%, 03/15/37	415,000	515,059
General Electric Co., 2.20%, 01/09/20	1,144,000	1,156,351
5.30%, 02/11/21	101,000	111,841
4.65%, 10/17/21	2,086,000	2,289,733
2.70%, 10/09/22	500,000	503,743
3.10%, 01/09/23	144,000	148,008
3.38%, 03/11/24(c)	500,000	517,859
3.45%, 05/15/24	144,000	149,649
6.75%, 03/15/32	323,000	435,526
6.15%, 08/07/37	201,000	260,601
5.88%, 01/14/38	144,000	181,749
4.13%, 10/09/42	600,000	611,160
Honeywell International, Inc., 4.25%, 03/01/21	500,000	537,999
2.50%, 11/01/26	500,000	473,089
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19	500,000	508,212
Koninklijke Philips NV, 5.00%, 03/15/42	250,000	262,270
Pentair Finance SA, 3.15%, 09/15/22	400,000	397,206
Roper Technologies, Inc., 2.05%, 10/01/18	500,000	501,579

		9,966,765

Insurance 0.7%
Alleghany Corp., 4.95%, 06/27/22	400,000	438,649
Allstate Corp. (The), 4.50%, 06/15/43	250,000	265,567
6.50%, 05/15/57(a)	195,000	222,300
American International Group, Inc., 2.30%, 07/16/19	500,000	501,847
3.30%, 03/01/21	135,000	137,487
3.90%, 04/01/26	475,000	476,611
3.88%, 01/15/35(c)	500,000	456,879
4.80%, 07/10/45	150,000	149,614
4.38%, 01/15/55	250,000	222,550
Aon Corp., 5.00%, 09/30/20	500,000	540,756
Aon plc, 3.88%, 12/15/25	195,000	198,364
4.60%, 06/14/44	250,000	240,866
Arch Capital Finance LLC, 5.03%, 12/15/46	250,000	267,392
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	750,000	749,745
1.30%, 08/15/19	750,000	742,821
4.30%, 05/15/43(c)	250,000	256,694
Chubb Corp. (The), 6.00%, 05/11/37	165,000	209,013
Chubb INA Holdings, Inc., 2.70%, 03/13/23	500,000	496,167
3.35%, 05/03/26	90,000	91,076
4.35%, 11/03/45	500,000	527,818
CNA Financial Corp., 5.75%, 08/15/21	500,000	556,425
Hartford Financial Services Group, Inc. (The), 5.13%, 04/15/22	100,000	110,408
6.10%, 10/01/41	309,000	372,571
Lincoln National Corp., 4.85%, 06/24/21	100,000	107,959
6.15%, 04/07/36	440,000	519,749
Loews Corp., 4.13%, 05/15/43	400,000	383,768
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	649,189
MetLife, Inc., 3.60%, 11/13/25(c)	500,000	511,293
5.70%, 06/15/35	159,000	190,811
6.40%, 12/15/36	500,000	548,750
4.88%, 11/13/43	500,000	545,141
4.60%, 05/13/46(c)	165,000	173,797
Nationwide Financial Services, Inc., 6.75%, 05/15/37(e)	105,000	109,200
Principal Financial Group, Inc., 3.40%, 05/15/25	500,000	498,563
Progressive Corp. (The), 3.75%, 08/23/21	200,000	211,181
6.25%, 12/01/32	162,000	207,427
Prudential Financial, Inc., Series B, 5.75%, 07/15/33	147,000	173,135
5.63%, 06/15/43(a)	250,000	267,875
5.10%, 08/15/43	500,000	555,332
4.60%, 05/15/44	500,000	527,459
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	108,815
Travelers Cos., Inc. (The), 5.35%, 11/01/40	250,000	300,009
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	245,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Willis Towers Watson plc, 5.75%, 03/15/21	$100,000	$109,879
XLIT Ltd., 4.45%, 03/31/25	750,000	758,975

		15,935,886

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.30%, 12/05/21	500,000	519,361
4.80%, 12/05/34	500,000	553,656
Expedia, Inc., 5.95%, 08/15/20	100,000	109,483
QVC, Inc., 4.38%, 03/15/23	350,000	351,008

		1,533,508

Internet Software & Services 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	275,000	277,739
4.50%, 11/28/34(c)	500,000	517,922
Alphabet, Inc., 3.38%, 02/25/24	750,000	782,873
Baidu, Inc., 3.25%, 08/06/18	250,000	253,656
eBay, Inc., 2.20%, 08/01/19	1,000,000	1,003,327
3.25%, 10/15/20	200,000	206,117
3.80%, 03/09/22	285,000	296,591

		3,338,225

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	215,000	209,583
Fidelity National Information Services, Inc., 3.50%, 04/15/23	150,000	152,198
5.00%, 10/15/25	350,000	380,667
3.00%, 08/15/26	750,000	706,643
Fiserv, Inc., 2.70%, 06/01/20	750,000	758,486
4.75%, 06/15/21	200,000	215,182
International Business Machines Corp., 1.63%, 05/15/20	500,000	496,164
2.90%, 11/01/21	200,000	205,082
5.88%, 11/29/32	433,000	547,065
4.00%, 06/20/42(c)	600,000	600,325
Visa, Inc., 2.20%, 12/14/20	500,000	501,466
2.80%, 12/14/22	250,000	252,174
3.15%, 12/14/25	135,000	135,467
4.30%, 12/14/45	750,000	787,079
Western Union Co. (The), 6.20%, 11/17/36	300,000	307,164

		6,254,745

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	300,000	296,127
5.45%, 11/01/41	150,000	152,855

		448,982

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	259,608
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	160,082
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	162,589
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	259,475
4.15%, 02/01/24	1,000,000	1,049,463

		1,891,217

Machinery 0.2%
Caterpillar, Inc., 3.90%, 05/27/21	500,000	529,031
2.60%, 06/26/22	350,000	350,588
6.05%, 08/15/36	177,000	220,858
Deere & Co., 8.10%, 05/15/30	500,000	722,558
Dover Corp., 5.38%, 03/01/41	100,000	117,822
Flowserve Corp., 3.50%, 09/15/22	100,000	100,803
IDEX Corp., 4.20%, 12/15/21	300,000	311,605
Illinois Tool Works, Inc., 1.95%, 03/01/19	250,000	251,753
4.88%, 09/15/41	200,000	225,801
Parker-Hannifin Corp., 4.20%, 11/21/34	500,000	514,333
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	505,111

		3,850,263

Media 1.1%
21st Century Fox America, Inc., 4.50%, 02/15/21	250,000	266,684
4.00%, 10/01/23	500,000	522,732
6.55%, 03/15/33	300,000	365,004
6.20%, 12/15/34	245,000	288,864
6.65%, 11/15/37	150,000	187,775
6.15%, 02/15/41	250,000	298,521
5.40%, 10/01/43	500,000	545,685
CBS Corp., 5.75%, 04/15/20	250,000	274,463
5.50%, 05/15/33	118,000	125,807
4.85%, 07/01/42	100,000	100,591
4.60%, 01/15/45	500,000	487,889
Charter Communications Operating LLC, 3.58%, 07/23/20	1,000,000	1,028,638
4.91%, 07/23/25	660,000	697,401
6.38%, 10/23/35	500,000	568,376
6.48%, 10/23/45	250,000	287,834
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	157,342
Comcast Corp., 5.70%, 07/01/19	500,000	541,883
2.85%, 01/15/23	500,000	502,039
3.60%, 03/01/24	500,000	517,558
4.25%, 01/15/33	250,000	257,394
7.05%, 03/15/33	295,000	392,070
4.40%, 08/15/35	500,000	518,260
6.50%, 11/15/35	100,000	127,565
6.95%, 08/15/37	295,000	395,770
6.55%, 07/01/39	500,000	647,622
6.40%, 03/01/40	350,000	448,960
3.40%, 07/15/46(c)	250,000	213,908
Discovery Communications LLC, 3.30%, 05/15/22	350,000	348,611
3.45%, 03/15/25(c)	270,000	255,677
4.90%, 03/11/26	115,000	119,611
4.88%, 04/01/43	200,000	181,170
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	272,268
5.00%, 05/13/45	250,000	227,964
Historic TW, Inc., 6.88%, 06/15/18	176,000	186,692
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	545,733
4.38%, 04/01/21	800,000	859,196
2.88%, 01/15/23	350,000	350,967
5.95%, 04/01/41	200,000	243,988
Omnicom Group, Inc., 4.45%, 08/15/20	150,000	159,858
3.63%, 05/01/22	50,000	51,723
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	500,000	505,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Time Warner Cable LLC, 6.75%, 07/01/18	$585,000	$618,598
8.25%, 04/01/19	700,000	780,404
6.75%, 06/15/39	900,000	1,039,589
5.88%, 11/15/40	250,000	265,390
Time Warner, Inc., 3.60%, 07/15/25	500,000	494,380
3.80%, 02/15/27	2,000,000	1,978,190
5.38%, 10/15/41	200,000	209,280
4.65%, 06/01/44	250,000	236,357
Viacom, Inc., 3.88%, 12/15/21	600,000	622,333
3.25%, 03/15/23	200,000	195,038
4.25%, 09/01/23	100,000	102,971
3.88%, 04/01/24(c)	500,000	501,138
4.38%, 03/15/43	459,000	397,848
Walt Disney Co. (The), 3.75%, 06/01/21	500,000	529,609
3.15%, 09/17/25	325,000	331,558
3.00%, 02/13/26	500,000	500,136
3.00%, 07/30/46(c)	150,000	126,327
WPP Finance 2010, 4.75%, 11/21/21	400,000	430,544
3.75%, 09/19/24	550,000	557,590

		24,992,605

Metals & Mining 0.4%
Barrick Gold Corp., 4.10%, 05/01/23(c)	907,000	972,509
5.25%, 04/01/42	150,000	163,092
Barrick North America Finance LLC, 4.40%, 05/30/21	450,000	482,368
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	97,873
5.00%, 09/30/43(c)	500,000	559,922
Newmont Mining Corp., 5.88%, 04/01/35(c)	236,000	260,339
4.88%, 03/15/42	150,000	149,911
Nucor Corp., 4.00%, 08/01/23	500,000	528,564
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	260,892
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	228,789
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	750,000	855,611
Rio Tinto Finance USA plc, 2.88%, 08/21/22	62,000	62,452
4.13%, 08/21/42	250,000	248,524
Southern Copper Corp., 3.88%, 04/23/25(c)	750,000	754,076
6.75%, 04/16/40	250,000	281,938
5.88%, 04/23/45	230,000	238,480
Vale Overseas Ltd., 4.38%, 01/11/22	750,000	762,450
6.88%, 11/21/36	944,000	1,014,894

		7,922,684

Multiline Retail 0.1%
Dollar General Corp., 3.25%, 04/15/23	250,000	249,951
Kohl’s Corp., 4.00%, 11/01/21(c)	400,000	407,698
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	75,000	80,257
6.70%, 07/15/34(c)	150,000	155,000
Nordstrom, Inc., 4.00%, 10/15/21	500,000	520,474
Target Corp., 2.50%, 04/15/26(c)	500,000	467,032
6.35%, 11/01/32	222,000	281,860
4.00%, 07/01/42	350,000	337,818

		2,500,090

Multi-Utilities 0.4%
Ameren Illinois Co., 2.70%, 09/01/22	450,000	452,790
Berkshire Hathaway Energy Co., 2.00%, 11/15/18	1,000,000	1,003,134
5.15%, 11/15/43	500,000	566,122
CMS Energy Corp., 4.70%, 03/31/43	300,000	307,771
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	520,825
3.95%, 03/01/43	500,000	488,730
4.50%, 12/01/45	500,000	531,628
Delmarva Power & Light Co., 3.50%, 11/15/23	1,000,000	1,034,876
Dominion Resources, Inc., 5.20%, 08/15/19	200,000	213,701
3.63%, 12/01/24	350,000	351,728
Series E, 6.30%, 03/15/33	10,000	11,995
Series B, 5.95%, 06/15/35	251,000	293,544
Series C, 4.90%, 08/01/41	700,000	739,610
NiSource Finance Corp., 5.95%, 06/15/41	450,000	538,710
4.80%, 02/15/44	250,000	262,797
Puget Energy, Inc., 3.65%, 05/15/25	250,000	247,810
Puget Sound Energy, Inc., 5.64%, 04/15/41	500,000	615,254
Sempra Energy, 4.05%, 12/01/23	150,000	156,321
6.00%, 10/15/39	220,000	262,052
Southern Co. Gas Capital Corp., 4.40%, 06/01/43	250,000	245,878
WEC Energy Group, Inc., 3.55%, 06/15/25	500,000	509,328

		9,354,604

Oil, Gas & Consumable Fuels 2.4%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	378,458
Anadarko Petroleum Corp., 3.45%, 07/15/24	500,000	487,516
5.55%, 03/15/26(c)	500,000	554,891
6.45%, 09/15/36	281,000	331,661
Apache Corp., 3.63%, 02/01/21	500,000	516,499
5.10%, 09/01/40	100,000	102,894
4.75%, 04/15/43	500,000	499,115
BP Capital Markets plc, 1.38%, 05/10/18	1,000,000	997,259
2.24%, 05/10/19	750,000	754,660
2.32%, 02/13/20	500,000	504,176
4.50%, 10/01/20	200,000	214,651
3.56%, 11/01/21	250,000	260,294
3.06%, 03/17/22	420,000	425,790
3.54%, 11/04/24	250,000	252,991
3.72%, 11/28/28(c)	500,000	505,979
Buckeye Partners LP, 4.88%, 02/01/21	250,000	265,211
4.15%, 07/01/23	250,000	255,476
Canadian Natural Resources Ltd., 3.90%, 02/01/25(c)	500,000	504,063
6.25%, 03/15/38	340,000	389,181
Chevron Corp., 1.72%, 06/24/18	1,500,000	1,504,816
2.19%, 11/15/19	105,000	105,926
1.96%, 03/03/20	1,000,000	999,264
2.95%, 05/16/26	500,000	494,017
Cimarex Energy Co., 5.88%, 05/01/22	500,000	515,388
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	731,835
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500,000	494,829
Columbia Pipeline Group, Inc., 3.30%, 06/01/20	500,000	509,526

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 5.90%, 10/15/32	$177,000	$211,769
6.50%, 02/01/39(c)	400,000	509,455
ConocoPhillips Co., 1.50%, 05/15/18	500,000	498,993
3.35%, 05/15/25	500,000	501,860
4.15%, 11/15/34(c)	500,000	499,792
4.30%, 11/15/44(c)	155,000	154,308
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	323,036
Devon Energy Corp., 3.25%, 05/15/22(c)	500,000	495,317
7.95%, 04/15/32	350,000	453,992
4.75%, 05/15/42	500,000	481,588
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	250,000	314,835
Enable Midstream Partners LP, 5.00%, 05/15/44	350,000	319,651
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	726,146
Enbridge, Inc., 4.25%, 12/01/26	500,000	510,412
Encana Corp., 6.50%, 02/01/38	500,000	558,317
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	369,134
4.65%, 06/01/21	200,000	210,425
5.20%, 02/01/22	500,000	535,745
3.60%, 02/01/23	500,000	496,977
4.90%, 02/01/24	250,000	259,756
4.05%, 03/15/25	500,000	494,390
4.75%, 01/15/26	250,000	257,528
6.05%, 06/01/41	75,000	77,636
5.30%, 04/15/47	500,000	478,467
EnLink Midstream Partners LP, 4.15%, 06/01/25	500,000	493,984
Enterprise Products Operating LLC, 1.65%, 05/07/18	750,000	749,156
4.05%, 02/15/22	250,000	262,934
3.90%, 02/15/24	750,000	767,610
6.13%, 10/15/39	285,000	331,124
6.45%, 09/01/40	250,000	301,990
4.45%, 02/15/43	500,000	475,769
4.85%, 03/15/44	200,000	202,277
EOG Resources, Inc., 5.63%, 06/01/19	130,000	139,691
2.45%, 04/01/20	500,000	502,864
4.10%, 02/01/21	400,000	422,169
EQT Corp., 4.88%, 11/15/21	250,000	268,705
Exxon Mobil Corp., 1.91%, 03/06/20	500,000	500,759
3.18%, 03/15/24	500,000	513,583
2.71%, 03/06/25	500,000	493,056
3.04%, 03/01/26	235,000	234,973
4.11%, 03/01/46	750,000	771,031
Hess Corp., 4.30%, 04/01/27	500,000	491,105
7.30%, 08/15/31	164,000	193,224
5.60%, 02/15/41(c)	250,000	250,386
Husky Energy, Inc., 3.95%, 04/15/22	600,000	621,545
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	625,000	635,164
5.80%, 03/01/21	200,000	219,724
4.25%, 09/01/24	250,000	253,141
5.80%, 03/15/35	206,000	215,725
6.38%, 03/01/41	250,000	271,632
5.00%, 08/15/42	350,000	330,302
Kinder Morgan, Inc., 4.30%, 06/01/25	160,000	163,457
5.30%, 12/01/34	900,000	903,216
5.05%, 02/15/46	250,000	242,680
Magellan Midstream Partners LP, 4.25%, 09/15/46	500,000	468,340
Marathon Oil Corp., 2.80%, 11/01/22	250,000	240,204
3.85%, 06/01/25	500,000	491,571
6.80%, 03/15/32	118,000	134,844
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	649,072
3.63%, 09/15/24	250,000	246,131
MPLX LP, 4.50%, 07/15/23	500,000	520,010
4.88%, 12/01/24	250,000	262,984
4.88%, 06/01/25	250,000	261,870
Nexen Energy ULC, 5.88%, 03/10/35	133,000	155,588
6.40%, 05/15/37	350,000	433,872
Noble Energy, Inc., 4.15%, 12/15/21(c)	600,000	629,552
5.25%, 11/15/43	150,000	155,984
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	357,242
2.70%, 02/15/23	200,000	197,646
3.40%, 04/15/26	775,000	773,504
ONEOK Partners LP, 3.38%, 10/01/22	500,000	500,460
4.90%, 03/15/25(c)	500,000	529,275
6.13%, 02/01/41	100,000	110,570
Petro-Canada, 5.95%, 05/15/35	271,000	317,541
Petroleos Mexicanos, 4.88%, 01/24/22	250,000	257,175
Phillips 66, 4.65%, 11/15/34	500,000	506,251
5.88%, 05/01/42	382,000	437,197
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	468,428
Plains All American Pipeline LP, 4.65%, 10/15/25	500,000	515,049
5.15%, 06/01/42	450,000	427,023
Regency Energy Partners LP, 5.88%, 03/01/22	500,000	549,543
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27(d)	1,000,000	1,045,337
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	506,610
3.50%, 03/15/25	500,000	486,892
Suncor Energy, Inc., 3.60%, 12/01/24	235,000	238,270
6.50%, 06/15/38	500,000	628,686
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	246,498
5.35%, 05/15/45	500,000	487,774
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	741,968
Total Capital International SA, 2.88%, 02/17/22	500,000	504,855
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	261,748
4.88%, 01/15/26	285,000	315,975
4.63%, 03/01/34	250,000	261,790
5.85%, 03/15/36	750,000	890,253
Valero Energy Corp., 7.50%, 04/15/32	118,000	149,982
6.63%, 06/15/37	455,000	538,548
Williams Partners LP, 5.25%, 03/15/20	500,000	537,969
4.00%, 09/15/25	500,000	502,106
6.30%, 04/15/40	150,000	168,106
5.80%, 11/15/43	250,000	267,958
4.90%, 01/15/45	350,000	336,868

		55,233,990

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	381,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals 1.1%
Actavis Funding SCS, 3.00%, 03/12/20	$750,000	$762,801
3.45%, 03/15/22	1,060,000	1,082,343
3.85%, 06/15/24	325,000	331,451
3.80%, 03/15/25	500,000	504,561
4.55%, 03/15/35	195,000	195,530
4.75%, 03/15/45	500,000	502,141
Actavis, Inc., 3.25%, 10/01/22	200,000	201,190
AstraZeneca plc, 3.38%, 11/16/25	1,000,000	1,006,846
6.45%, 09/15/37	200,000	261,139
4.00%, 09/18/42(c)	250,000	241,978
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	678,161
3.25%, 08/01/42	250,000	218,554
Eli Lilly & Co., 1.95%, 03/15/19	250,000	251,745
2.75%, 06/01/25(c)	95,000	94,039
3.70%, 03/01/45	500,000	478,801
GlaxoSmithKline Capital plc, 2.85%, 05/08/22	250,000	252,177
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	234,372
4.20%, 03/18/43	300,000	308,408
Johnson & Johnson, 2.95%, 09/01/20	200,000	207,458
2.45%, 12/05/21	500,000	508,719
2.45%, 03/01/26	650,000	623,892
4.95%, 05/15/33	663,000	771,886
3.63%, 03/03/37	1,000,000	991,675
Merck & Co., Inc., 2.75%, 02/10/25	570,000	562,697
3.60%, 09/15/42	500,000	468,422
4.15%, 05/18/43	500,000	512,890
Mylan NV, 3.95%, 06/15/26	1,000,000	978,824
Mylan, Inc., 2.60%, 06/24/18	750,000	755,694
Novartis Capital Corp., 2.40%, 09/21/22	500,000	497,344
3.40%, 05/06/24	1,000,000	1,032,076
3.00%, 11/20/25	500,000	499,595
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	499,360
Perrigo Co. plc, 4.00%, 11/15/23	250,000	254,549
Pfizer, Inc., 2.10%, 05/15/19	500,000	504,314
3.40%, 05/15/24	1,000,000	1,038,682
3.00%, 12/15/26	500,000	495,071
7.20%, 03/15/39	525,000	750,508
Pharmacia LLC, 6.60%, 12/01/28	177,000	228,141
Sanofi, 1.25%, 04/10/18	250,000	249,688
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,125,000	1,071,252
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	32,000	32,516
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	7,000	7,753
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	83,321
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	500,000	482,530
2.80%, 07/21/23	750,000	712,356
3.15%, 10/01/26(c)	640,000	589,769
4.10%, 10/01/46	250,000	215,349
Wyeth LLC, 6.50%, 02/01/34	206,000	265,564
Zoetis, Inc., 3.25%, 02/01/23	600,000	605,921
4.50%, 11/13/25	230,000	247,744

		24,351,797

Professional Services 0.0%†
Verisk Analytics, Inc., 4.00%, 06/15/25	250,000	254,100

Real Estate Management & Development 0.0%†
CBRE Services, Inc., 4.88%, 03/01/26	500,000	520,279

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	350,000	357,896
3.00%, 03/15/23	500,000	506,652
3.85%, 09/01/23	650,000	688,362
3.75%, 04/01/24	500,000	526,613
3.65%, 09/01/25	750,000	781,247
7.95%, 08/15/30	206,000	292,403
4.55%, 09/01/44	250,000	263,647
4.70%, 09/01/45	250,000	271,607
Canadian National Railway Co., 6.90%, 07/15/28	242,000	321,635
6.20%, 06/01/36	236,000	305,299
Canadian Pacific Railway Co., 4.50%, 01/15/22	350,000	375,418
2.90%, 02/01/25	500,000	490,276
6.13%, 09/15/15	250,000	301,751
CSX Corp., 3.70%, 10/30/20	300,000	312,640
5.50%, 04/15/41	150,000	171,772
4.10%, 03/15/44	250,000	239,937
3.95%, 05/01/50	350,000	319,636
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	433,698
3.25%, 12/01/21	1,000,000	1,027,141
3.00%, 04/01/22	500,000	506,677
5.59%, 05/17/25	84,000	95,446
4.45%, 06/15/45	500,000	520,130
Ryder System, Inc., 2.50%, 05/11/20	205,000	205,937
Union Pacific Corp., 2.75%, 04/15/23	750,000	747,110
3.25%, 08/15/25	500,000	507,322
4.05%, 11/15/45	220,000	219,811
4.05%, 03/01/46	340,000	336,818

		11,126,881

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	430,000
5.10%, 10/01/35	250,000	279,710
Broadcom Corp., 3.00%, 01/15/22(d)	1,000,000	998,726
3.63%, 01/15/24(d)	1,000,000	1,007,370
Intel Corp., 3.70%, 07/29/25	500,000	522,740
4.80%, 10/01/41	350,000	387,673
4.90%, 07/29/45	350,000	392,451
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	228,921
Lam Research Corp., 3.80%, 03/15/25	255,000	255,979
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	351,425
QUALCOMM, Inc., 2.25%, 05/20/20	1,000,000	1,002,215
4.65%, 05/20/35	500,000	520,518
Texas Instruments, Inc., 1.75%, 05/01/20	500,000	496,157

		6,873,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 0.7%
Adobe Systems, Inc., 3.25%, 02/01/25	$135,000	$136,382
CA, Inc., 4.50%, 08/15/23	410,000	427,712
Microsoft Corp., 3.00%, 10/01/20	500,000	518,436
2.65%, 11/03/22	500,000	504,393
2.00%, 08/08/23	1,000,000	961,512
3.63%, 12/15/23	400,000	421,418
2.88%, 02/06/24	365,000	367,345
2.70%, 02/12/25	500,000	491,339
3.13%, 11/03/25	500,000	504,709
2.40%, 08/08/26	465,000	439,969
3.30%, 02/06/27	1,000,000	1,015,347
3.50%, 02/12/35	325,000	312,698
3.45%, 08/08/36	500,000	473,688
4.50%, 10/01/40	300,000	322,846
3.75%, 02/12/45	750,000	711,477
4.45%, 11/03/45	350,000	369,390
3.70%, 08/08/46	500,000	469,355
4.25%, 02/06/47	750,000	768,787
Oracle Corp., 2.38%, 01/15/19	1,000,000	1,013,757
5.00%, 07/08/19	200,000	214,458
2.80%, 07/08/21	1,000,000	1,020,485
1.90%, 09/15/21	2,000,000	1,965,240
2.50%, 10/15/22	500,000	497,474
2.65%, 07/15/26	490,000	466,582
3.25%, 05/15/30(c)	500,000	493,399
5.38%, 07/15/40	350,000	406,226
4.50%, 07/08/44	750,000	772,588
4.00%, 07/15/46	750,000	715,514

		16,782,526

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	525,770
3.25%, 04/15/25	325,000	318,017
Bed Bath & Beyond, Inc., 3.75%, 08/01/24(c)	250,000	250,883
Home Depot, Inc. (The), 2.70%, 04/01/23	500,000	504,683
3.35%, 09/15/25	85,000	87,417
5.88%, 12/16/36	300,000	379,540
5.95%, 04/01/41	150,000	191,911
4.20%, 04/01/43	250,000	257,604
4.40%, 03/15/45	500,000	530,194
Lowe’s Cos., Inc., 3.13%, 09/15/24	400,000	407,341
6.50%, 03/15/29	236,000	306,166
5.80%, 10/15/36	300,000	365,422
5.00%, 09/15/43	250,000	283,572

		4,408,520

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 1.55%, 02/07/20	750,000	745,513
2.00%, 05/06/20	750,000	754,289
1.55%, 08/04/21	1,000,000	970,175
2.50%, 02/09/25	595,000	575,627
3.25%, 02/23/26	1,130,000	1,141,517
2.45%, 08/04/26	625,000	591,217
3.35%, 02/09/27	1,000,000	1,011,963
3.85%, 05/04/43	750,000	718,535
4.38%, 05/13/45	355,000	363,701
4.65%, 02/23/46	460,000	493,581
Diamond 1 Finance Corp., 4.42%, 06/15/21(d)	500,000	522,873
6.02%, 06/15/26(d)	975,000	1,062,926
8.35%, 07/15/46(d)	500,000	645,748
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	750,000	771,285
4.90%, 10/15/25(c)	500,000	519,367
6.35%, 10/15/45	250,000	257,439
HP, Inc., 3.75%, 12/01/20	291,000	302,792
4.65%, 12/09/21(c)	600,000	642,840
NetApp, Inc., 3.38%, 06/15/21	210,000	214,279
Seagate HDD Cayman, 3.75%, 11/15/18	675,000	691,875
5.75%, 12/01/34	175,000	158,375
Xerox Corp., 4.50%, 05/15/21(c)	250,000	260,683
4.07%, 03/17/22(d)	125,000	126,965

		13,543,565

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	133,112
NIKE, Inc., 3.88%, 11/01/45	250,000	241,131
VF Corp., 3.50%, 09/01/21	200,000	208,327

		582,570

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 04/15/24	475,000	492,701

Tobacco 0.2%
Altria Group, Inc., 9.25%, 08/06/19	155,000	180,058
2.63%, 01/14/20	350,000	354,461
4.25%, 08/09/42	250,000	243,729
4.50%, 05/02/43	450,000	456,399
5.38%, 01/31/44	170,000	193,896
Philip Morris International, Inc., 5.65%, 05/16/18	400,000	418,237
2.63%, 03/06/23	1,000,000	980,400
6.38%, 05/16/38	460,000	584,377
3.88%, 08/21/42	250,000	233,318
Reynolds American, Inc., 4.45%, 06/12/25	1,500,000	1,578,912
5.70%, 08/15/35	120,000	137,195

		5,360,982

Trading Companies & Distributors 0.0%†
Air Lease Corp., 3.38%, 01/15/19	500,000	511,591
GATX Corp., 3.25%, 09/15/26(c)	500,000	476,220

		987,811

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	500,000	523,793
United Utilities plc, 5.38%, 02/01/19	100,000	104,724

		628,517

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20(c)	500,000	535,937
3.13%, 07/16/22	750,000	755,660
6.38%, 03/01/35	177,000	207,699
6.13%, 03/30/40	350,000	408,332
Rogers Communications, Inc., 3.00%, 03/15/23(c)	600,000	599,027
5.00%, 03/15/44	250,000	268,797
Vodafone Group plc, 2.95%, 02/19/23	250,000	245,654
7.88%, 02/15/30	206,000	273,433
4.38%, 02/19/43	500,000	457,158

		3,751,697

Total Corporate Bonds (cost $567,154,898)		579,505,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities 2.5%

	Principal Amount	Market Value
CANADA 0.3%
Canadian Government Bond, 1.63%, 02/27/19(c)	$750,000	$754,012
Export Development Canada, 1.00%, 06/15/18	1,000,000	996,515
Hydro-Quebec, 8.40%, 01/15/22	220,000	271,857
8.88%, 03/01/26	156,000	214,133
Province of Ontario Canada, 3.00%, 07/16/18	250,000	254,896
2.00%, 09/27/18	750,000	753,862
2.00%, 01/30/19	1,000,000	1,006,269
1.88%, 05/21/20	1,000,000	996,912
3.50%, 07/29/20	400,000	419,413
Province of Quebec Canada, 7.50%, 09/15/29	578,000	820,781

		6,488,650

CHILE 0.0%†
Chile Government International Bond, 3.13%, 03/27/25(c)	250,000	253,375

COLOMBIA 0.2%
Republic of Colombia, 4.38%, 07/12/21	1,150,000	1,219,000
7.38%, 09/18/37	225,000	287,100
5.63%, 02/26/44	500,000	543,750
5.00%, 06/15/45	500,000	501,500
Ecopetrol SA, 4.25%, 09/18/18	500,000	514,500
5.88%, 05/28/45	600,000	546,000

		3,611,850

GERMANY 0.6%
Landwirtschaftliche Rentenbank, 1.00%, 04/04/18	1,000,000	997,500
Kreditanstalt fuer Wiederaufbau, 1.00%, 06/11/18(c)	2,500,000	2,490,990
1.50%, 02/06/19	1,000,000	1,000,690
1.88%, 04/01/19	1,000,000	1,007,051
1.75%, 03/31/20	3,000,000	3,002,724
1.50%, 04/20/20	1,000,000	992,080
2.75%, 09/08/20	400,000	411,704
1.88%, 11/30/20	2,000,000	1,995,150
1.63%, 03/15/21(c)	500,000	493,753
1.50%, 06/15/21	500,000	489,837
2.00%, 11/30/21	1,000,000	995,625

		13,877,104

HUNGARY 0.1%
Republic of Hungary, 5.38%, 03/25/24	1,000,000	1,112,938
7.63%, 03/29/41	250,000	362,785

		1,475,723

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	500,000	507,000

ITALY 0.0%†
Italy Government International Bond, 6.88%, 09/27/23	251,000	292,585
5.38%, 06/15/33	541,000	586,684

		879,269

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	499,018
1.75%, 05/28/20	2,000,000	1,965,742

		2,464,760

MEXICO 0.5%
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	507,550
5.50%, 01/21/21	275,000	291,088
3.50%, 01/30/23	500,000	476,450
4.50%, 01/23/26(c)	1,250,000	1,198,125
6.50%, 03/13/27(d)	750,000	806,813
6.63%, 06/15/35(c)	1,074,000	1,106,327
6.38%, 01/23/45	500,000	487,610
5.63%, 01/23/46	500,000	447,050
Mexico Government International Bond, 5.13%, 01/15/20(c)	1,000,000	1,081,000
3.50%, 01/21/21(c)	1,000,000	1,037,000
4.00%, 10/02/23	500,000	515,000
6.75%, 09/27/34(c)	1,246,000	1,556,653
4.75%, 03/08/44	400,000	389,000
5.55%, 01/21/45	500,000	540,000
4.60%, 01/23/46	347,000	332,252
4.35%, 01/15/47	500,000	460,000
5.75%, 10/12/10	200,000	199,000

		11,430,918

NORWAY 0.1%
Statoil ASA, 1.15%, 05/15/18	1,000,000	995,318
3.70%, 03/01/24	500,000	520,269

		1,515,587

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36	250,000	315,000
4.30%, 04/29/53	500,000	473,750

		788,750

PERU 0.1%
Peruvian Government International Bond, 7.13%, 03/30/19	1,840,000	2,019,400
4.13%, 08/25/27(c)	750,000	806,250
8.75%, 11/21/33	500,000	756,250

		3,581,900

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,678,443
9.50%, 02/02/30	500,000	790,037
7.75%, 01/14/31	500,000	712,461
6.38%, 10/23/34	500,000	664,033

		3,844,974

POLAND 0.1%
Poland Government International Bond, 6.38%, 07/15/19	750,000	822,750
5.13%, 04/21/21	200,000	219,072
5.00%, 03/23/22	300,000	329,262
4.00%, 01/22/24	500,000	524,818

		1,895,902

SOUTH AFRICA 0.0%†
Republic of South Africa, 4.67%, 01/17/24	500,000	505,800
6.25%, 03/08/41(c)	200,000	218,504
5.38%, 07/24/44(c)	250,000	245,190

		969,494

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 1.75%, 05/26/19	500,000	496,784
4.00%, 01/29/21	600,000	627,508
5.00%, 04/11/22	500,000	549,304
Korea International Bond, 5.63%, 11/03/25	300,000	360,540
4.13%, 06/10/44(c)	250,000	287,314

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
SOUTH KOREA (continued)
Korea Development Bank (The), 4.63%, 11/16/21	$200,000	$216,320
3.00%, 01/13/26	500,000	497,136

		3,034,906

SWEDEN 0.0%†
Svensk Exportkredit AB, 1.25%, 04/12/19	500,000	495,784

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24(c)	650,000	689,812
4.38%, 10/27/27	500,000	522,000
5.10%, 06/18/50	350,000	336,438

		1,548,250

Total Foreign Government Securities (cost $58,090,199)		58,664,196

Mortgage-Backed Securities 28.4%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# E89149 6.00%, 04/01/17	7	7
Pool# E89151 6.00%, 04/01/17	16	16
Pool# E89217 6.00%, 04/01/17	17	17
Pool# E89347 6.00%, 04/01/17	7	7
Pool# E89496 6.00%, 04/01/17	18	18
Pool# E89203 6.50%, 04/01/17	6	6
Pool# E89530 6.00%, 05/01/17	28	28
Pool# E89909 6.00%, 05/01/17	58	58
Pool# E01157 6.00%, 06/01/17	190	191
Pool# E90194 6.00%, 06/01/17	33	33
Pool# E90313 6.00%, 06/01/17	26	26
Pool# E90645 6.00%, 07/01/17	211	211
Pool# G18007 6.00%, 07/01/19	3,175	3,272
Pool# B16087 6.00%, 08/01/19	23,272	23,927
Pool# J00935 5.00%, 12/01/20	8,096	8,331
Pool# J00854 5.00%, 01/01/21	9,626	9,905
Pool# J01279 5.50%, 02/01/21	5,859	6,141
Pool# J01570 5.50%, 04/01/21	5,155	5,392
Pool# J01771 5.00%, 05/01/21	8,132	8,368
Pool# J06015 5.00%, 05/01/21	29,235	30,084
Pool# G18122 5.00%, 06/01/21	11,365	11,817
Pool# J01980 6.00%, 06/01/21	10,092	10,110
Pool# J03074 5.00%, 07/01/21	8,417	8,821
Pool# J03028 5.50%, 07/01/21	1,766	1,825
Pool# C90719 5.00%, 10/01/23	352,784	383,828
Pool# J09912 4.00%, 06/01/24	737,215	775,211
Pool# C00351 8.00%, 07/01/24	458	513
Pool# G13900 5.00%, 12/01/24	105,709	109,349
Pool# D60780 8.00%, 06/01/25	2,205	2,423
Pool# G30267 5.00%, 08/01/25	111,539	121,354
Pool# E02746 3.50%, 11/01/25	415,570	433,219
Pool# J13883 3.50%, 12/01/25	887,257	930,088
Pool# J14732 4.00%, 03/01/26	400,349	421,730
Pool# E02896 3.50%, 05/01/26	485,435	507,405
Pool# J18127 3.00%, 03/01/27	384,469	394,685
Pool# J18702 3.00%, 03/01/27	422,855	434,091
Pool# J19106 3.00%, 05/01/27	167,687	172,143
Pool# J20471 3.00%, 09/01/27	748,040	767,917
Pool# D82854 7.00%, 10/01/27	1,455	1,575
Pool# G14609 3.00%, 11/01/27	1,054,383	1,082,400
Pool# C00566 7.50%, 12/01/27	1,639	1,880
Pool# G15100 2.50%, 07/01/28	387,060	391,690
Pool# C00678 7.00%, 11/01/28	2,105	2,433
Pool# C18271 7.00%, 11/01/28	2,573	2,829
Pool# C00836 7.00%, 07/01/29	911	1,038
Pool# C31282 7.00%, 09/01/29	104	108
Pool# C31285 7.00%, 09/01/29	2,529	2,863
Pool# A18212 7.00%, 11/01/29	43,701	46,392
Pool# C32914 8.00%, 11/01/29	3,153	3,413
Pool# G18536 2.50%, 01/01/30	5,858,803	5,867,489
Pool# C37436 8.00%, 01/01/30	2,829	3,424
Pool# C36306 7.00%, 02/01/30	738	768
Pool# C36429 7.00%, 02/01/30	736	761
Pool# C00921 7.50%, 02/01/30	1,788	2,060
Pool# G01108 7.00%, 04/01/30	749	863
Pool# C37703 7.50%, 04/01/30	1,413	1,577
Pool# G18552 3.00%, 05/01/30	2,151,166	2,208,326
Pool# U49055 3.00%, 06/01/30	216,583	221,646
Pool# J32243 3.00%, 07/01/30	1,244,111	1,277,169
Pool# J32255 3.00%, 07/01/30	267,591	274,702
Pool# J32257 3.00%, 07/01/30	292,371	300,152
Pool# C41561 8.00%, 08/01/30	2,225	2,343
Pool# C01051 8.00%, 09/01/30	3,048	3,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# C43550 7.00%, 10/01/30	$3,637	$3,866
Pool# C44017 7.50%, 10/01/30	525	536
Pool# C43967 8.00%, 10/01/30	6,944	7,005
Pool# C44957 8.00%, 11/01/30	3,450	3,933
Pool# G18578 3.00%, 12/01/30	685,595	703,812
Pool# J33315 3.00%, 12/01/30	264,360	271,385
Pool# J33361 3.00%, 12/01/30	704,624	723,347
Pool# C01103 7.50%, 12/01/30	1,447	1,748
Pool# C46932 7.50%, 01/01/31	755	787
Pool# G18587 3.00%, 02/01/31	524,314	538,246
Pool# C47287 7.50%, 02/01/31	1,631	1,715
Pool# G18592 3.00%, 03/01/31	572,830	588,051
Pool# C48206 7.50%, 03/01/31	1,998	2,004
Pool# C91366 4.50%, 04/01/31	158,445	170,031
Pool# G18601 3.00%, 05/01/31	350,574	359,889
Pool# G18605 3.00%, 06/01/31	209,131	214,688
Pool# J34627 3.00%, 06/01/31	34,423	35,338
Pool# C91377 4.50%, 06/01/31	83,373	89,609
Pool# C53324 7.00%, 06/01/31	1,844	1,953
Pool# C01209 8.00%, 06/01/31	1,290	1,471
Pool# C55071 7.50%, 07/01/31	711	732
Pool# G01309 7.00%, 08/01/31	2,509	2,950
Pool# C01222 7.00%, 09/01/31	1,554	1,795
Pool# G01311 7.00%, 09/01/31	14,514	16,596
Pool# G01315 7.00%, 09/01/31	521	594
Pool# C58647 7.00%, 10/01/31	317	323
Pool# C60012 7.00%, 11/01/31	889	925
Pool# C61298 8.00%, 11/01/31	2,988	3,079
Pool# J35957 2.50%, 12/01/31	1,348,060	1,350,078
Pool# C61105 7.00%, 12/01/31	6,336	6,750
Pool# C01305 7.50%, 12/01/31	1,099	1,229
Pool# C63171 7.00%, 01/01/32	7,112	7,992
Pool# C64121 7.50%, 02/01/32	2,234	2,306
Pool# D99004 3.50%, 03/01/32	227,570	237,487
Pool# G30577 3.50%, 04/01/32	546,003	569,793
Pool# C01345 7.00%, 04/01/32	8,972	10,259
Pool# G01391 7.00%, 04/01/32	25,809	30,381
Pool# C65717 7.50%, 04/01/32	4,765	4,891
Pool# C01370 8.00%, 04/01/32	3,082	3,498
Pool# C66916 7.00%, 05/01/32	19,815	22,252
Pool# C01381 8.00%, 05/01/32	18,384	21,362
Pool# C68290 7.00%, 06/01/32	2,682	2,884
Pool# C68300 7.00%, 06/01/32	10,096	11,185
Pool# D99266 3.50%, 07/01/32	362,131	377,467
Pool# G01449 7.00%, 07/01/32	16,441	18,779
Pool# C68988 7.50%, 07/01/32	3,382	3,393
Pool# C69908 7.00%, 08/01/32	28,501	31,561
Pool# C91558 3.50%, 09/01/32	88,940	92,703
Pool# G01536 7.00%, 03/01/33	18,183	20,943
Pool# G30642 3.00%, 05/01/33	209,054	213,615
Pool# G30646 3.00%, 05/01/33	458,004	467,997
Pool# K90535 3.00%, 05/01/33	93,692	95,736
Pool# A16419 6.50%, 11/01/33	17,555	19,528
Pool# C01806 7.00%, 01/01/34	13,703	14,433
Pool# A21356 6.50%, 04/01/34	54,942	61,120
Pool# C01851 6.50%, 04/01/34	43,200	48,540
Pool# A22067 6.50%, 05/01/34	51,937	58,669
Pool# A24301 6.50%, 05/01/34	70,252	78,150
Pool# A24988 6.50%, 07/01/34	12,779	14,215
Pool# G01741 6.50%, 10/01/34	19,015	21,726
Pool# G08023 6.50%, 11/01/34	39,312	43,865
Pool# A33137 6.50%, 01/01/35	12,998	14,477
Pool# G01947 7.00%, 05/01/35	21,973	25,068
Pool# G08073 5.50%, 08/01/35	204,701	229,575
Pool# A37135 5.50%, 09/01/35	345,697	383,799
Pool# A47368 5.00%, 10/01/35	234,989	257,983
Pool# A38255 5.50%, 10/01/35	257,167	286,487
Pool# A38531 5.50%, 10/01/35	423,097	470,565
Pool# G08088 6.50%, 10/01/35	155,016	182,298
Pool# A39759 5.50%, 11/01/35	21,283	23,666
Pool# A40376 5.50%, 12/01/35	15,370	17,119
Pool# A42305 5.50%, 01/01/36	47,004	52,714
Pool# A41548 7.00%, 01/01/36	19,880	22,154
Pool# G08111 5.50%, 02/01/36	290,740	323,385
Pool# A43861 5.50%, 03/01/36	73,788	81,736
Pool# A43884 5.50%, 03/01/36	267,602	299,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# A43885 5.50%, 03/01/36	$389,667	$444,622
Pool# A43886 5.50%, 03/01/36	630,322	722,561
Pool# A48378 5.50%, 03/01/36	242,956	273,265
Pool# G08116 5.50%, 03/01/36	57,226	63,990
Pool# A48735 5.50%, 05/01/36	14,693	16,276
Pool# A53039 6.50%, 10/01/36	50,717	56,420
Pool# A53219 6.50%, 10/01/36	11,902	13,241
Pool# G05254 5.00%, 01/01/37	201,816	220,588
Pool# G04331 5.00%, 02/01/37	188,080	205,620
Pool# G05941 6.00%, 02/01/37	995,101	1,133,120
Pool# G03620 6.50%, 10/01/37	5,401	6,008
Pool# G03721 6.00%, 12/01/37	88,976	100,764
Pool# G03969 6.00%, 02/01/38	101,976	115,272
Pool# G04913 5.00%, 03/01/38	335,836	366,932
Pool# G05299 4.50%, 06/01/38	323,949	348,035
Pool# G04581 6.50%, 08/01/38	178,981	199,106
Pool# A81674 6.00%, 09/01/38	447,152	505,685
Pool# A85442 5.00%, 03/01/39	285,574	310,704
Pool# G05459 5.50%, 05/01/39	2,678,103	2,966,555
Pool# G05535 4.50%, 07/01/39	1,045,060	1,123,011
Pool# A89500 4.50%, 10/01/39	146,867	157,811
Pool# A91165 5.00%, 02/01/40	4,593,620	5,016,677
Pool# G60342 4.50%, 05/01/42	1,005,501	1,080,609
Pool# G60195 4.00%, 06/01/42	1,225,478	1,290,821
Pool# Q08977 4.00%, 06/01/42	199,050	209,672
Pool# Q11087 4.00%, 09/01/42	289,668	304,233
Pool# G07158 3.50%, 10/01/42	985,002	1,011,853
Pool# G07163 3.50%, 10/01/42	459,538	472,059
Pool# Q11532 3.50%, 10/01/42	357,076	366,764
Pool# Q12051 3.50%, 10/01/42	350,685	360,244
Pool# C09020 3.50%, 11/01/42	955,859	981,915
Pool# G07264 3.50%, 12/01/42	1,027,643	1,055,628
Pool# Q14292 3.50%, 01/01/43	197,844	203,238
Pool# Q15884 3.00%, 02/01/43	1,183,813	1,180,332
Pool# Q16470 3.00%, 03/01/43	2,074,915	2,068,821
Pool# V80002 2.50%, 04/01/43	749,721	715,486
Pool# Q16915 3.00%, 04/01/43	680,491	678,501
Pool# Q17675 3.50%, 04/01/43	878,799	902,749
Pool# Q18523 3.50%, 05/01/43	1,682,205	1,728,714
Pool# Q18751 3.50%, 06/01/43	1,835,825	1,885,867
Pool# G07410 3.50%, 07/01/43	338,911	348,665
Pool# G07459 3.50%, 08/01/43	1,308,255	1,343,914
Pool# G60038 3.50%, 01/01/44	2,582,941	2,653,338
Pool# Q26869 4.00%, 06/01/44	1,635,957	1,725,909
Pool# G07946 4.00%, 07/01/44	45,989	48,486
Pool# Q28607 3.50%, 09/01/44	579,750	595,299
Pool# Q30833 4.00%, 01/01/45	69,502	72,958
Pool# G60400 4.50%, 01/01/45	490,545	528,834
Pool# Q34165 4.00%, 06/01/45	666,540	699,684
Pool# Q34167 4.00%, 06/01/45	1,533,113	1,609,348
Pool# V81873 4.00%, 08/01/45	686,259	720,384
Pool# V82126 3.50%, 12/01/45	306,676	314,828
Pool# G08682 4.00%, 12/01/45	1,050,651	1,102,895
Pool# Q38199 3.50%, 01/01/46	36,115	36,961
Pool# Q38357 4.00%, 01/01/46	296,717	311,472
Pool# Q38477 4.50%, 01/01/46	41,898	44,931
Pool# Q39364 3.50%, 03/01/46	219,510	225,347
Pool# Q39434 3.50%, 03/01/46	377,118	386,332
Pool# G08699 4.00%, 03/01/46	520,787	546,684
Pool# Q39440 4.00%, 03/01/46	237,297	249,096
Pool# Q39378 4.50%, 03/01/46	180,620	193,715
Pool# Q40089 4.00%, 04/01/46	505,871	531,026
Pool# G08704 4.50%, 04/01/46	106,848	114,532
Pool# Q40097 4.50%, 04/01/46	10,318	11,062
Pool# G60582 3.50%, 05/01/46	743,193	762,717
Pool# Q40718 3.50%, 05/01/46	373,309	382,097
Pool# G08707 4.00%, 05/01/46	503,500	528,537
Pool# Q40649 4.00%, 05/01/46	73,201	76,841
Pool# G08708 4.50%, 05/01/46	72,149	77,378
Pool# Q40728 4.50%, 05/01/46	15,415	16,540
Pool# G08713 4.50%, 06/01/46	82,029	87,934
Pool# Q41407 3.50%, 07/01/46	59,431	60,823
Pool# Q41491 3.50%, 07/01/46	69,508	71,136
Pool# Q41903 3.50%, 07/01/46	456,821	467,519
Pool# Q41945 4.50%, 07/01/46	95,481	102,686
Pool# Q41947 4.50%, 07/01/46	39,114	41,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# G08716 3.50%, 08/01/46	$1,506,988	$1,542,277
Pool# Q42203 3.50%, 08/01/46	86,648	88,808
Pool# Q42393 3.50%, 08/01/46	86,173	88,191
Pool# Q42596 3.50%, 08/01/46	426,378	436,924
Pool# Q42680 4.00%, 08/01/46	28,552	29,972
Pool# G08720 4.50%, 08/01/46	46,445	49,836
Pool# Q42607 4.50%, 08/01/46	42,789	45,926
Pool# G08722 3.50%, 09/01/46	321,194	328,716
Pool# V82617 3.50%, 09/01/46	791,224	810,956
Pool# G60733 4.50%, 09/01/46	373,579	404,993
Pool# Q43184 4.50%, 09/01/46	260,390	280,364
Pool# G08727 3.50%, 10/01/46	1,456,242	1,490,342
Pool# G08728 4.00%, 10/01/46	2,953,958	3,100,845
Pool# G08733 3.50%, 11/01/46	1,709,520	1,749,551
Pool# Q44223 3.50%, 11/01/46	106,907	109,410
Pool# Q44473 3.50%, 11/01/46	94,727	96,945
Pool# G08734 4.00%, 11/01/46	1,265,119	1,328,028
Pool# G08737 3.00%, 12/01/46	4,013,745	3,979,527
Pool# V82849 3.00%, 12/01/46	4,744,183	4,716,430
Pool# G08738 3.50%, 12/01/46	5,575,516	5,706,076
Pool# Q45024 3.50%, 12/01/46	189,515	194,554
Pool# G08739 4.00%, 12/01/46	271,679	285,188
Pool# G08742 3.50%, 01/01/47	8,410,368	8,607,310
Pool# G08747 3.00%, 02/01/47	2,893,400	2,868,715
Pool# G08748 3.50%, 02/01/47	1,191,437	1,219,336
Pool# G08749 4.00%, 02/01/47	2,405,597	2,525,217
Pool# G08751 3.50%, 03/01/47	1,871,301	1,915,121
Pool# G08752 4.00%, 03/01/47	4,119,693	4,325,137
Pool# Q46810 4.00%, 03/01/47	72,959	76,587
Pool# G08754 4.50%, 03/01/47	170,958	183,693
FHLMC Gold Pool TBA
2.50%, 04/15/32	10,953,000	10,961,985
3.00%, 04/15/32	4,781,000	4,903,513
3.50%, 04/15/32	350,000	364,533
4.00%, 04/15/32	350,000	362,074
3.00%, 04/15/47	31,237,000	30,949,033
3.50%, 04/15/47	1,283,000	1,312,068
4.00%, 04/15/47	4,198,898	4,404,250
4.50%, 04/15/47	3,481,000	3,729,905
5.00%, 04/15/47	250,000	272,212
FHLMC Non Gold Pool
Pool# 1B8478 3.29%, 07/01/41(a)	390,761	409,572
Pool# 2B0108 3.49%, 01/01/42(a)	44,174	46,457
Pool# 2B1381 1.79%, 06/01/43(a)	34,456	35,159
FNMA Pool
Pool# 826869 5.50%, 08/01/20	70,018	72,555
Pool# 835228 5.50%, 08/01/20	2,352	2,434
Pool# 825811 5.50%, 09/01/20	1,813	1,875
Pool# 811505 5.50%, 10/01/20	3,269	3,406
Pool# 838565 5.50%, 10/01/20	74,888	78,275
Pool# 840102 5.50%, 10/01/20	43,793	45,277
Pool# 841947 5.50%, 10/01/20	3,982	4,098
Pool# 843102 5.50%, 10/01/20	2,054	2,129
Pool# 839100 5.50%, 11/01/20	1,718	1,797
Pool# 830670 5.50%, 12/01/20	2,469	2,559
Pool# 867183 5.50%, 02/01/21	7,546	7,841
Pool# 811558 5.50%, 03/01/21	83,491	86,361
Pool# 870296 5.50%, 03/01/21	960	975
Pool# 878120 5.50%, 04/01/21	2,963	3,103
Pool# 811559 5.50%, 05/01/21	6,963	7,230
Pool# 879115 5.50%, 05/01/21	6,153	6,381
Pool# 885440 5.50%, 05/01/21	1,585	1,652
Pool# 845489 5.50%, 06/01/21	473	497
Pool# 880950 5.50%, 07/01/21	16,476	17,376
Pool# 870092 5.50%, 08/01/21	1,279	1,331
Pool# 896599 5.50%, 08/01/21	424	443
Pool# 903350 5.00%, 10/01/21	4,332	4,506
Pool# 894126 5.50%, 10/01/21	478	494
Pool# 902789 5.50%, 11/01/21	35,930	37,997
Pool# 901509 5.00%, 12/01/21	3,862	3,974
Pool# 906708 5.00%, 12/01/21	29,401	30,325
Pool# 928106 5.50%, 02/01/22	42,243	45,058
Pool# 914385 5.50%, 03/01/22	1,205	1,275
Pool# 913323 5.50%, 04/01/22	1,860	1,945
Pool# 899438 5.50%, 06/01/22	39,322	41,282
Pool# AA2549 4.00%, 04/01/24	214,790	225,770
Pool# 934863 4.00%, 06/01/24	416,206	435,880
Pool# AC1374 4.00%, 08/01/24	256,146	272,573
Pool# AC1529 4.50%, 09/01/24	674,437	711,326
Pool# AD0244 4.50%, 10/01/24	87,631	92,658
Pool# AD4089 4.50%, 05/01/25	512,304	540,379
Pool# 890216 4.50%, 07/01/25	157,179	165,832
Pool# AB1609 4.00%, 10/01/25	347,250	365,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AH1361 3.50%, 12/01/25	$333,993	$349,030
Pool# AH1518 3.50%, 12/01/25	189,607	197,563
Pool# AH5616 3.50%, 02/01/26	949,904	989,646
Pool# AL0298 4.00%, 05/01/26	728,994	773,712
Pool# AB4277 3.00%, 01/01/27	1,059,625	1,090,279
Pool# AL1391 3.50%, 01/01/27	20,661	21,572
Pool# AP4746 3.00%, 08/01/27	292,327	300,787
Pool# AP4640 3.00%, 09/01/27	149,713	154,062
Pool# AP7855 3.00%, 09/01/27	1,399,427	1,440,088
Pool# AB6886 3.00%, 11/01/27	153,213	157,647
Pool# AB6887 3.00%, 11/01/27	311,532	320,547
Pool# AQ3758 3.00%, 11/01/27	159,509	164,125
Pool# AQ4532 3.00%, 11/01/27	192,061	197,231
Pool# AQ5096 3.00%, 11/01/27	396,385	407,857
Pool# AQ7406 3.00%, 11/01/27	141,035	145,118
Pool# AQ2884 3.00%, 12/01/27	143,030	147,187
Pool# AS0487 2.50%, 09/01/28	649,617	657,154
Pool# 930998 4.50%, 04/01/29	84,608	90,885
Pool# AL8077 3.50%, 12/01/29	48,856	50,892
Pool# AS4874 3.00%, 04/01/30	871,544	894,427
Pool# AS5412 2.50%, 07/01/30	347,167	349,062
Pool# AS5420 3.00%, 07/01/30	724,089	743,100
Pool# AL7152 3.50%, 07/01/30	991,123	1,037,090
Pool# AS5702 2.50%, 08/01/30	1,333,789	1,341,071
Pool# AZ4898 2.50%, 08/01/30	921,415	926,446
Pool# AY8448 3.00%, 08/01/30	2,453,636	2,518,058
Pool# AZ2953 3.00%, 09/01/30	2,455,548	2,520,020
Pool# AZ5718 3.00%, 09/01/30	2,381,895	2,444,433
Pool# AS6060 3.00%, 10/01/30	1,951,020	2,002,245
Pool# AZ9234 3.50%, 10/01/30	158,976	165,498
Pool# BA2993 3.00%, 11/01/30	486,701	499,479
Pool# AS6174 3.50%, 11/01/30	92,511	96,303
Pool# AS6272 2.50%, 12/01/30	486,751	487,305
Pool# AS6295 3.00%, 12/01/30	765,036	785,122
Pool# BA3545 3.00%, 12/01/30	384,409	394,502
Pool# AH1515 4.00%, 12/01/30	688,291	728,399
Pool# AD0716 6.50%, 12/01/30	2,072,775	2,366,545
Pool# BA6532 2.50%, 01/01/31	387,595	388,037
Pool# AB2121 4.00%, 01/01/31	96,144	101,749
Pool# MA0641 4.00%, 02/01/31	512,836	542,653
Pool# 560868 7.50%, 02/01/31	770	785
Pool# AS6799 3.00%, 03/01/31	684,095	702,056
Pool# BC0320 3.50%, 03/01/31	34,489	36,029
Pool# BC4410 3.50%, 03/01/31	70,390	73,522
Pool# AL8561 3.50%, 06/01/31	364,754	382,885
Pool# AS8038 2.50%, 10/01/31	1,208,116	1,209,498
Pool# AS8612 3.00%, 10/01/31	531,597	545,555
Pool# 607212 7.50%, 10/01/31	12,607	14,173
Pool# MA0895 3.50%, 11/01/31	542,398	566,448
Pool# 607632 6.50%, 11/01/31	133	148
Pool# AS8609 3.00%, 01/01/32	422,520	433,613
Pool# MA2871 3.00%, 01/01/32	118,707	121,823
Pool# AL9585 3.50%, 01/01/32	160,960	169,329
Pool# AS8767 3.00%, 02/01/32	42,478	43,608
Pool# AL9899 3.00%, 03/01/32	62,315	63,974
Pool# MA1029 3.50%, 04/01/32	426,458	445,398
Pool# 545556 7.00%, 04/01/32	6,862	7,931
Pool# AO2565 3.50%, 05/01/32	175,071	182,846
Pool# 545605 7.00%, 05/01/32	9,211	10,816
Pool# AO5103 3.50%, 06/01/32	391,819	409,229
Pool# MA1107 3.50%, 07/01/32	58,039	60,616
Pool# 651361 7.00%, 07/01/32	1,363	1,393
Pool# AP1990 3.50%, 08/01/32	212,933	222,379
Pool# AP1997 3.50%, 08/01/32	109,900	114,773
Pool# AO7202 3.50%, 09/01/32	454,037	474,164
Pool# MA1166 3.50%, 09/01/32	336,256	351,175
Pool# AP3673 3.50%, 10/01/32	352,981	368,661
Pool# AB6962 3.50%, 11/01/32	528,400	551,879
Pool# AQ3343 3.50%, 11/01/32	312,074	325,929
Pool# 555346 5.50%, 04/01/33	90,474	102,005
Pool# 713560 5.50%, 04/01/33	11,353	12,668
Pool# 694846 6.50%, 04/01/33	13,928	15,485
Pool# 701261 7.00%, 04/01/33	619	665
Pool# AB9300 3.00%, 05/01/33	180,473	184,549
Pool# AB9402 3.00%, 05/01/33	486,587	497,564
Pool# AB9403 3.00%, 05/01/33	215,628	220,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 555421 5.00%, 05/01/33	$2,167,754	$2,382,616
Pool# 555684 5.50%, 07/01/33	17,974	20,106
Pool# 720087 5.50%, 07/01/33	416,524	466,514
Pool# 728721 5.50%, 07/01/33	57,667	64,562
Pool# MA1527 3.00%, 08/01/33	1,998,724	2,043,832
Pool# 743235 5.50%, 10/01/33	35,211	39,477
Pool# 750229 6.50%, 10/01/33	34,498	38,357
Pool# 755872 5.50%, 12/01/33	411,131	460,197
Pool# 725221 5.50%, 01/01/34	9,131	10,225
Pool# 725223 5.50%, 03/01/34	991	1,109
Pool# 725228 6.00%, 03/01/34	835,764	955,828
Pool# 725425 5.50%, 04/01/34	521,667	583,650
Pool# 725423 5.50%, 05/01/34	51,033	57,143
Pool# 725594 5.50%, 07/01/34	217,357	243,273
Pool# 788027 6.50%, 09/01/34	26,208	29,140
Pool# 807310 7.00%, 11/01/34	3,798	4,304
Pool# 735141 5.50%, 01/01/35	673,915	754,525
Pool# 889852 5.50%, 05/01/35	19,255	21,540
Pool# 256023 6.00%, 12/01/35	672,898	761,566
Pool# 745418 5.50%, 04/01/36	111,279	124,316
Pool# 745516 5.50%, 05/01/36	62,641	69,969
Pool# 889745 5.50%, 06/01/36	10,673	11,955
Pool# 888635 5.50%, 09/01/36	240,234	268,975
Pool# 995065 5.50%, 09/01/36	392,454	439,409
Pool# 995024 5.50%, 08/01/37	143,814	161,012
Pool# 995050 6.00%, 09/01/37	1,347,083	1,521,144
Pool# 955194 7.00%, 11/01/37	174,137	198,837
Pool# 928940 7.00%, 12/01/37	66,152	71,611
Pool# 990810 7.00%, 10/01/38	125,901	141,026
Pool# AC9895 2.81%, 04/01/40(a)	826,256	877,013
Pool# AC9890 2.84%, 04/01/40(a)	2,078,227	2,191,213
Pool# AD8536 5.00%, 08/01/40	501,947	549,188
Pool# AB1735 3.50%, 11/01/40	15,292	15,724
Pool# AE9747 4.50%, 12/01/40	1,360,476	1,465,097
Pool# 932888 3.50%, 01/01/41	350,376	361,965
Pool# 932891 3.50%, 01/01/41	63,613	65,576
Pool# AB2067 3.50%, 01/01/41	538,071	553,664
Pool# AB2068 3.50%, 01/01/41	310,011	318,990
Pool# AL3650 5.00%, 02/01/41	39,133	42,883
Pool# AL6521 5.00%, 04/01/41	2,273,205	2,517,944
Pool# AL0390 5.00%, 05/01/41	927,980	1,016,681
Pool# AL5863 4.50%, 06/01/41	4,792,572	5,161,691
Pool# AJ1249 3.30%, 09/01/41(a)	457,381	472,536
Pool# AI9851 4.50%, 09/01/41	75,925	81,749
Pool# AL0761 5.00%, 09/01/41	280,071	307,408
Pool# AJ5431 4.50%, 10/01/41	145,451	156,102
Pool# AJ4861 4.00%, 12/01/41	287,639	302,876
Pool# AL2499 4.50%, 01/01/42	72,363	77,914
Pool# AX5316 4.50%, 01/01/42	145,832	156,924
Pool# AK0714 3.44%, 02/01/42(a)	123,432	130,861
Pool# AW8167 3.50%, 02/01/42	1,882,236	1,935,870
Pool# AB5185 3.50%, 05/01/42	752,903	773,810
Pool# AO3575 4.50%, 05/01/42	64,321	68,977
Pool# AO4647 3.50%, 06/01/42	1,373,585	1,411,468
Pool# AO8036 4.50%, 07/01/42	1,238,593	1,333,308
Pool# AP2092 4.50%, 08/01/42	34,362	36,837
Pool# AP6579 3.50%, 09/01/42	1,324,384	1,361,110
Pool# AL2782 4.50%, 09/01/42	265,687	285,953
Pool# AB6524 3.50%, 10/01/42	2,375,623	2,441,660
Pool# AB7074 3.00%, 11/01/42	1,336,232	1,332,101
Pool# AB6786 3.50%, 11/01/42	936,858	962,793
Pool# AL2677 3.50%, 11/01/42	1,249,049	1,283,597
Pool# MA1273 3.50%, 12/01/42	710,272	730,990
Pool# AR4210 3.50%, 01/01/43	326,022	335,083
Pool# AT4982 1.90%, 04/01/43(a)	88,760	91,515
Pool# AR8213 3.50%, 04/01/43	367,679	377,936
Pool# AB9236 3.00%, 05/01/43	355,792	354,674
Pool# AB9237 3.00%, 05/01/43	1,164,100	1,160,493
Pool# AB9238 3.00%, 05/01/43	1,574,829	1,569,787
Pool# AB9362 3.50%, 05/01/43	1,779,522	1,828,782
Pool# AT4250 2.04%, 06/01/43(a)	161,597	163,979
Pool# AT4145 3.00%, 06/01/43	457,627	456,116
Pool# AB9814 3.00%, 07/01/43	1,510,158	1,505,323
Pool# AT6871 3.00%, 07/01/43	232,116	231,314
Pool# AS0203 3.00%, 08/01/43	1,043,528	1,040,025
Pool# AS0255 4.50%, 08/01/43	502,422	539,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AL4471 4.00%, 09/01/43	$771,854	$816,307
Pool# AL6951 3.50%, 10/01/43	1,144,786	1,176,585
Pool# AS2276 4.50%, 04/01/44	1,000,644	1,074,460
Pool# AW1006 4.00%, 05/01/44	302,299	320,488
Pool# AL7767 4.50%, 06/01/44	97,246	104,586
Pool# AS3161 4.00%, 08/01/44	2,482,285	2,603,839
Pool# BC5090 4.00%, 10/01/44	337,927	354,459
Pool# AS3946 4.00%, 12/01/44	2,345,558	2,479,771
Pool# AL9555 4.00%, 02/01/45	5,070,731	5,336,093
Pool# AS4375 4.00%, 02/01/45	1,019,117	1,080,613
Pool# AS4418 4.00%, 02/01/45	1,535,136	1,627,781
Pool# AX9524 4.00%, 02/01/45	2,197,765	2,330,350
Pool# AL6889 4.50%, 02/01/45	318,756	345,012
Pool# AX9567 3.50%, 03/01/45	178,277	182,838
Pool# AY1312 3.50%, 03/01/45	4,005,118	4,114,849
Pool# AS4578 4.00%, 03/01/45	293,610	311,331
Pool# AS4921 3.50%, 05/01/45	2,052,505	2,107,028
Pool# AS5012 4.00%, 05/01/45	2,963,883	3,142,285
Pool# AS5312 3.50%, 07/01/45	402,365	413,052
Pool# AZ2323 4.00%, 07/01/45	1,293,095	1,362,374
Pool# AZ0968 4.00%, 08/01/45	1,062,156	1,114,237
Pool# AL7207 4.50%, 08/01/45	391,458	423,754
Pool# AL9634 3.50%, 10/01/45	279,091	286,849
Pool# BA2164 3.00%, 11/01/45	287,056	284,742
Pool# MA2458 4.00%, 11/01/45	1,702,591	1,786,396
Pool# AS6282 3.50%, 12/01/45	2,967,302	3,046,329
Pool# AS6311 3.50%, 12/01/45	4,669,999	4,779,698
Pool# BC0326 3.50%, 12/01/45	2,603,316	2,664,468
Pool# AS6400 4.00%, 12/01/45	1,914,910	2,009,330
Pool# AS6527 4.00%, 01/01/46	700,154	734,672
Pool# BC0178 4.50%, 01/01/46	22,651	24,339
Pool# BC1158 3.50%, 02/01/46	193,010	197,544
Pool# BC0605 4.00%, 02/01/46	86,312	90,561
Pool# BC2667 4.00%, 02/01/46	116,866	122,623
Pool# AL9781 4.50%, 02/01/46	813,050	875,558
Pool# AS6833 3.50%, 03/01/46	73,832	75,567
Pool# BC0300 3.50%, 03/01/46	2,944,108	3,013,265
Pool# BC0307 3.50%, 03/01/46	2,481,953	2,540,255
Pool# BC2679 3.50%, 03/01/46	88,047	90,115
Pool# AS6795 4.00%, 03/01/46	620,908	651,554
Pool# BA6972 4.00%, 03/01/46	163,649	171,716
Pool# BC0288 4.00%, 03/01/46	74,852	78,538
Pool# BC0298 4.00%, 03/01/46	343,545	360,468
Pool# BC0311 4.50%, 03/01/46	22,145	23,797
Pool# AL8282 3.50%, 04/01/46	2,763,777	2,828,698
Pool# AS7077 3.50%, 04/01/46	1,378,760	1,411,147
Pool# BA7692 3.50%, 04/01/46	26,960	27,643
Pool# BC0823 3.50%, 04/01/46	537,501	550,127
Pool# BC0825 3.50%, 04/01/46	894,395	915,405
Pool# BC4991 3.50%, 04/01/46	494,328	505,940
Pool# BC8396 3.50%, 04/01/46	371,578	380,306
Pool# MA2578 3.50%, 04/01/46	494,861	506,486
Pool# AS7026 4.00%, 04/01/46	490,709	514,929
Pool# AS7039 4.50%, 04/01/46	354,707	380,982
Pool# BC0787 4.50%, 04/01/46	50,084	53,729
Pool# AS7171 3.50%, 05/01/46	208,972	213,881
Pool# BC1809 3.50%, 05/01/46	386,559	395,640
Pool# AS7108 4.00%, 05/01/46	1,821,307	1,911,120
Pool# AS7251 4.00%, 05/01/46	64,905	68,108
Pool# AS7387 3.50%, 06/01/46	597,116	611,143
Pool# BC5625 3.50%, 06/01/46	175,337	179,456
Pool# AL9324 3.50%, 07/01/46	389,692	398,846
Pool# AS7490 3.50%, 07/01/46	243,524	250,021
Pool# AS7545 3.50%, 07/01/46	777,218	795,475
Pool# AS7593 3.50%, 07/01/46	2,058,078	2,109,833
Pool# AS7594 3.50%, 07/01/46	1,870,007	1,917,033
Pool# BC1216 3.50%, 07/01/46	2,988,903	3,064,067
Pool# AL8858 4.00%, 07/01/46	131,208	137,905
Pool# BC1452 4.00%, 07/01/46	3,439,878	3,611,029
Pool# BD5180 4.50%, 07/01/46	31,750	34,118
Pool# BC9501 3.50%, 08/01/46	61,387	62,829
Pool# BD4890 3.50%, 08/01/46	2,744,680	2,809,153
Pool# AS7648 4.00%, 08/01/46	494,181	518,572
Pool# AS7760 4.00%, 08/01/46	430,743	453,795
Pool# AS7795 4.00%, 08/01/46	287,810	302,015
Pool# BD3911 4.00%, 08/01/46	58,581	61,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# BD3923 4.00%, 08/01/46	$34,039	$35,719
Pool# AS7770 4.50%, 08/01/46	171,254	184,499
Pool# BD5232 4.50%, 08/01/46	49,564	53,262
Pool# AL8947 3.50%, 09/01/46	427,258	438,144
Pool# BD4944 3.50%, 09/01/46	125,090	128,029
Pool# BC2819 4.00%, 09/01/46	327,525	343,692
Pool# BC2825 4.50%, 09/01/46	203,481	219,163
Pool# AL9263 3.00%, 10/01/46	397,481	395,078
Pool# AS8125 3.50%, 10/01/46	149,533	153,299
Pool# AS8141 4.00%, 10/01/46	2,819,728	2,966,441
Pool# AS8154 4.50%, 10/01/46	91,032	97,823
Pool# BC4766 4.50%, 10/01/46	141,587	152,149
Pool# AS8369 3.50%, 11/01/46	1,499,578	1,537,345
Pool# BE0065 3.50%, 11/01/46	39,934	40,982
Pool# BE5067 3.50%, 11/01/46	1,175,712	1,203,329
Pool# AS8326 4.00%, 11/01/46	199,160	208,990
Pool# BE5038 4.00%, 11/01/46	26,680	28,357
Pool# AS8488 3.00%, 12/01/46	528,741	526,077
Pool# MA2833 3.00%, 12/01/46	6,090,998	6,041,888
Pool# BE4224 3.50%, 12/01/46	49,179	50,334
Pool# AL9697 3.00%, 01/01/47	1,425,575	1,418,388
Pool# AS8647 3.00%, 01/01/47	1,017,239	1,011,088
Pool# BE6548 3.50%, 01/01/47	201,527	206,262
Pool# MA2864 3.50%, 01/01/47	968,900	991,660
Pool# BE5856 4.50%, 01/01/47	34,910	37,514
Pool# BE6503 4.50%, 01/01/47	49,875	53,595
Pool# BE7115 4.50%, 01/01/47	76,060	81,734
Pool# BE2971 4.00%, 02/01/47	117,667	123,477
Pool# BE7869 4.50%, 02/01/47	29,965	32,200
Pool# BE8495 4.50%, 02/01/47	39,953	42,933
Pool# MA2930 4.00%, 03/01/47	3,408,190	3,577,801
Pool# BE9247 4.50%, 03/01/47	50,000	53,730
FNMA TBA
3.00%, 04/19/17	44,378,000	43,989,692
2.50%, 04/25/32	18,637,000	18,645,737
3.00%, 04/25/32	1,509,663	1,547,899
3.50%, 04/25/32	1,269,000	1,320,465
4.00%, 04/25/32	1,378,000	1,423,948
4.50%, 04/25/32	665,000	681,147
5.00%, 04/25/32	35,000	35,921
2.50%, 04/25/47	2,155,000	2,053,279
3.50%, 04/25/47	2,742,000	2,804,766
4.00%, 04/25/47	33,750	35,401
4.50%, 04/25/47	3,918,000	4,200,831
5.00%, 04/25/47	964,000	1,053,329
5.50%, 04/25/47	950,000	1,055,292
3.50%, 05/25/47	2,742,000	2,799,089
GNMA I Pool
Pool# 279461 9.00%, 11/15/19	320	324
Pool# 376510 7.00%, 05/15/24	1,510	1,630
Pool# 457801 7.00%, 08/15/28	3,106	3,382
Pool# 486936 6.50%, 02/15/29	1,853	2,146
Pool# 502969 6.00%, 03/15/29	6,122	6,973
Pool# 487053 7.00%, 03/15/29	2,704	2,982
Pool# 781014 6.00%, 04/15/29	4,588	5,310
Pool# 509099 7.00%, 06/15/29	3,709	3,816
Pool# 470643 7.00%, 07/15/29	14,566	15,450
Pool# 434505 7.50%, 08/15/29	110	115
Pool# 416538 7.00%, 10/15/29	252	252
Pool# 524269 8.00%, 11/15/29	7,566	7,665
Pool# 781124 7.00%, 12/15/29	13,013	15,392
Pool# 507396 7.50%, 09/15/30	49,489	52,029
Pool# 531352 7.50%, 09/15/30	4,502	4,823
Pool# 536334 7.50%, 10/15/30	205	211
Pool# 540659 7.00%, 01/15/31	939	955
Pool# 486019 7.50%, 01/15/31	2,074	2,329
Pool# 535388 7.50%, 01/15/31	646	662
Pool# 537406 7.50%, 02/15/31	446	452
Pool# 528589 6.50%, 03/15/31	37,957	43,049
Pool# 508473 7.50%, 04/15/31	6,288	7,004
Pool# 544470 8.00%, 04/15/31	3,165	3,200
Pool# 781287 7.00%, 05/15/31	6,116	7,168
Pool# 549742 7.00%, 07/15/31	951	954
Pool# 781319 7.00%, 07/15/31	1,861	2,170
Pool# 485879 7.00%, 08/15/31	10,099	11,303
Pool# 572554 6.50%, 09/15/31	51,487	58,395
Pool# 555125 7.00%, 09/15/31	819	831
Pool# 781328 7.00%, 09/15/31	6,074	7,204
Pool# 550991 6.50%, 10/15/31	1,270	1,440
Pool# 571267 7.00%, 10/15/31	1,262	1,416
Pool# 574837 7.50%, 11/15/31	2,466	2,533
Pool# 555171 6.50%, 12/15/31	1,459	1,655
Pool# 781380 7.50%, 12/15/31	1,830	2,218
Pool# 781481 7.50%, 01/15/32	9,318	11,251
Pool# 580972 6.50%, 02/15/32	214	242

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 781401 7.50%, 02/15/32	$5,442	$6,625
Pool# 781916 6.50%, 03/15/32	102,893	119,100
Pool# 552474 7.00%, 03/15/32	5,506	6,030
Pool# 781478 7.50%, 03/15/32	3,587	4,350
Pool# 781429 8.00%, 03/15/32	6,078	7,502
Pool# 781431 7.00%, 04/15/32	22,286	26,368
Pool# 552616 7.00%, 06/15/32	45,500	50,910
Pool# 570022 7.00%, 07/15/32	27,344	32,762
Pool# 595077 6.00%, 10/15/32	11,251	13,015
Pool# 596657 7.00%, 10/15/32	4,893	5,053
Pool# 552903 6.50%, 11/15/32	177,138	200,904
Pool# 552952 6.00%, 12/15/32	10,435	11,849
Pool# 588192 6.00%, 02/15/33	9,924	11,433
Pool# 602102 6.00%, 02/15/33	17,113	19,379
Pool# 553144 5.50%, 04/15/33	41,285	46,574
Pool# 604243 6.00%, 04/15/33	17,394	20,039
Pool# 611526 6.00%, 05/15/33	9,713	10,996
Pool# 553320 6.00%, 06/15/33	40,408	46,553
Pool# 573916 6.00%, 11/15/33	38,388	43,452
Pool# 604788 6.50%, 11/15/33	88,892	100,819
Pool# 604875 6.00%, 12/15/33	43,155	49,959
Pool# 781688 6.00%, 12/15/33	56,272	65,058
Pool# 781690 6.00%, 12/15/33	22,472	25,998
Pool# 781699 7.00%, 12/15/33	9,261	10,715
Pool# 621856 6.00%, 01/15/34	37,677	42,653
Pool# 564799 6.00%, 03/15/34	93,123	108,156
Pool# 630038 6.50%, 08/15/34	96,075	108,965
Pool# 781804 6.00%, 09/15/34	64,632	74,818
Pool# 781847 6.00%, 12/15/34	49,521	57,198
Pool# 486921 5.50%, 02/15/35	16,117	17,985
Pool# 781902 6.00%, 02/15/35	53,593	61,174
Pool# 781933 6.00%, 06/15/35	7,666	8,842
Pool# 649510 5.50%, 10/15/35	289,492	327,005
Pool# 649513 5.50%, 10/15/35	503,118	566,694
Pool# 652207 5.50%, 03/15/36	96,338	107,332
Pool# 652539 5.00%, 05/15/36	24,024	26,446
Pool# 655519 5.00%, 05/15/36	54,409	59,477
Pool# 606308 5.50%, 05/15/36	44,488	49,934
Pool# 606314 5.50%, 05/15/36	7,973	8,883
Pool# 657912 6.50%, 08/15/36	7,493	8,498
Pool# 697957 4.50%, 03/15/39	1,990,645	2,132,037
Pool# 704630 5.50%, 07/15/39	86,705	96,786
Pool# 710724 4.50%, 08/15/39	808,112	864,726
Pool# 722292 5.00%, 09/15/39	1,454,618	1,604,612
Pool# 782803 6.00%, 11/15/39	639,645	724,068
Pool# 736666 4.50%, 04/15/40	1,794,210	1,917,280
Pool# 733312 4.00%, 09/15/40	96,724	102,443
Pool# 742235 4.00%, 12/15/40	344,689	365,133
Pool# 690662 4.00%, 01/15/41	85,563	91,295
Pool# 719486 4.00%, 01/15/41	54,350	57,743
Pool# 742244 4.00%, 01/15/41	250,297	267,119
Pool# 753826 4.00%, 01/15/41	88,829	94,766
Pool# 755958 4.00%, 01/15/41	291,549	311,070
Pool# 755959 4.00%, 01/15/41	241,624	258,693
Pool# 759075 4.00%, 01/15/41	257,845	276,129
Pool# 757555 4.00%, 02/15/41	46,606	49,872
Pool# 757557 4.00%, 02/15/41	61,017	64,826
Pool# 759207 4.00%, 02/15/41	445,503	476,982
Pool# 738107 4.00%, 03/15/41	769,189	815,203
Pool# 778869 4.00%, 02/15/42	437,131	464,727
Pool# AD2254 3.50%, 03/15/43	205,433	213,494
Pool# AD8789 3.50%, 03/15/43	1,052,254	1,096,596
Pool# AA6403 3.00%, 05/15/43	1,568,795	1,588,307
Pool# AD2411 3.50%, 05/15/43	795,115	826,461
GNMA I TBA
3.00%, 04/15/47	2,850,000	2,874,061
3.50%, 04/15/47	2,100,000	2,175,773
4.00%, 04/15/47	1,000,000	1,055,508
4.50%, 04/15/47	575,000	613,902
GNMA II Pool
Pool# 003851 5.50%, 05/20/36	752,133	835,578
Pool# 004245 6.00%, 09/20/38	319,682	362,565
Pool# 004559 5.00%, 10/20/39	810,743	897,193
Pool# 004715 5.00%, 06/20/40	201,372	222,567
Pool# 004747 5.00%, 07/20/40	2,425,542	2,664,728
Pool# 004771 4.50%, 08/20/40	2,133,732	2,314,029
Pool# 004802 5.00%, 09/20/40	1,445,142	1,587,268
Pool# 004834 4.50%, 10/20/40	495,806	537,022
Pool# 737727 4.00%, 12/20/40	2,346,210	2,501,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA II Pool (continued)
Pool# 737730 4.00%, 12/20/40	$709,146	$755,518
Pool# 004923 4.50%, 01/20/41	749,000	808,634
Pool# 004978 4.50%, 03/20/41	114,698	123,830
Pool# 005017 4.50%, 04/20/41	1,280,693	1,382,649
Pool# 005056 5.00%, 05/20/41	378,318	415,043
Pool# 005082 4.50%, 06/20/41	469,769	507,169
Pool# 005175 4.50%, 09/20/41	503,152	543,252
Pool# 675523 3.50%, 03/20/42	470,909	489,585
Pool# 005332 4.00%, 03/20/42	507,250	538,404
Pool# MA0392 3.50%, 09/20/42	2,414,235	2,514,012
Pool# MA0534 3.50%, 11/20/42	3,467,557	3,610,869
Pool# MA0852 3.50%, 03/20/43	1,796,757	1,871,018
Pool# MA0934 3.50%, 04/20/43	1,676,961	1,746,272
Pool# AF1001 3.50%, 06/20/43	1,133,006	1,178,813
Pool# MA1376 4.00%, 10/20/43	938,562	995,262
Pool# MA2372 4.00%, 11/20/44	6,704,984	7,086,839
Pool# MA2824 2.50%, 05/20/45	1,182,441	1,148,055
Pool# AM4381 3.50%, 05/20/45	1,446,228	1,500,979
Pool# MA2891 3.00%, 06/20/45	5,773,741	5,831,166
Pool# MA3034 3.50%, 08/20/45	950,493	986,655
Pool# AO1099 3.50%, 09/20/45	959,166	997,177
Pool# AO1103 3.50%, 09/20/45	2,242,597	2,331,280
Pool# MA3105 3.50%, 09/20/45	2,461,925	2,555,593
Pool# MA3173 3.50%, 10/20/45	663,101	688,330
Pool# MA3243 3.00%, 11/20/45	1,585,717	1,601,489
Pool# MA3244 3.50%, 11/20/45	2,479,696	2,574,039
Pool# MA3309 3.00%, 12/20/45	2,813,274	2,841,255
Pool# MA3310 3.50%, 12/20/45	3,541,758	3,676,509
Pool# MA3876 4.50%, 08/20/46	326,085	348,496
Pool# MA3939 4.50%, 09/20/46	49,581	52,989
Pool# MA4004 3.50%, 10/20/46	1,993,303	2,069,141
Pool# MA4006 4.50%, 10/20/46	1,041,093	1,112,644
Pool# MA4069 3.50%, 11/20/46	6,336,388	6,577,465
Pool# MA4070 4.00%, 11/20/46	215,434	227,703
Pool# MA4071 4.50%, 11/20/46	77,426	82,747
Pool# MA4126 3.00%, 12/20/46	4,926,770	4,975,771
Pool# MA4127 3.50%, 12/20/46	10,198,538	10,586,555
Pool# MA4197 4.00%, 01/20/47	562,499	594,663
Pool# MA4198 4.50%, 01/20/47	137,438	146,960
Pool# MA4262 3.50%, 02/20/47	8,461,310	8,783,232
Pool# MA4263 4.00%, 02/20/47	4,681,833	4,949,543
Pool# MA4322 4.00%, 03/20/47	2,954,234	3,123,160
GNMA II TBA
2.50%, 04/15/47	675,000	654,728
3.00%, 04/15/47	35,101,000	35,408,134
3.50%, 04/15/47	10,226,200	10,603,291
4.00%, 04/15/47	3,691,000	3,898,331
4.50%, 04/15/47	1,171,000	1,250,591

Total Mortgage-Backed Securities (cost $645,493,520)		647,375,518

Municipal Bonds 0.8%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	137,855
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	250,000	341,372
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/01/40	100,000	121,977
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	435,840
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 08/01/40	75,000	108,558
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	420,000	562,758
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	276,098
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	128,837
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	243,486
State of California, GO 7.55%, 04/01/39	1,810,000	2,651,523
7.63%, 03/01/40	425,000	620,679
University of California, RB Series F, 5.95%, 05/15/45	300,000	369,789
Series H, 6.55%, 05/15/48	150,000	194,429
Series F, 6.58%, 05/15/49	200,000	260,000
Series AQ, 4.77%, 05/15/15	150,000	142,782

		6,595,983

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	599,830

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	252,055

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	562,205

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	$300,000	$373,887
State of Illinois, GO 5.88%, 03/01/19	200,000	210,328
4.95%, 06/01/23	160,000	162,919
5.10%, 06/01/33	1,445,000	1,316,496

		2,063,630

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	532,270

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B Sub Series B-1, 0.00%, 02/15/20(f)	650,000	597,629
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	125,000	149,269
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,136,905
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	293,708

		2,177,511

New York 0.2%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	669,516
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 06/15/43	300,000	373,542
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	607,485
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/39	250,000	300,717
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	549,252
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	778,528

		3,279,040

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 02/15/50	165,000	198,328
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	107,730
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	172,962

		479,020

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	110,645

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	258,356
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	395,283
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	176,020
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	313,945
Series C, 4.79%, 08/15/46	200,000	226,804

		1,370,408

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/40	200,000	239,524

Total Municipal Bonds (cost $15,845,795)		18,262,121

Supranational 1.4%

	Principal Amount	Market Value
Asian Development Bank 1.75%, 09/11/18	500,000	502,844
1.38%, 01/15/19	1,000,000	999,280
1.75%, 01/10/20	2,000,000	2,008,660
1.63%, 08/26/20	500,000	497,000
1.88%, 02/18/22(c)	500,000	494,618
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	373,020
European Investment Bank 1.00%, 06/15/18	500,000	497,972
1.13%, 08/15/18	3,000,000	2,991,264
1.88%, 03/15/19	1,000,000	1,005,970
1.13%, 08/15/19	1,500,000	1,482,411
1.38%, 06/15/20	500,000	491,738
4.00%, 02/16/21	500,000	536,862
2.00%, 03/15/21	1,000,000	999,920
1.38%, 09/15/21(c)	2,000,000	1,938,892
2.25%, 03/15/22	500,000	501,824
Inter-American Development Bank 1.75%, 08/24/18	300,000	301,677
1.75%, 10/15/19	1,000,000	1,001,827
1.38%, 07/15/20	750,000	739,918
2.13%, 11/09/20	750,000	756,376
1.88%, 03/15/21	500,000	498,517
1.75%, 04/14/22	500,000	490,903
6.80%, 10/15/25	413,000	518,986
International Bank for Reconstruction & Development 1.00%, 06/15/18	1,500,000	1,494,789
1.00%, 10/05/18	500,000	497,426
1.25%, 07/26/19	500,000	496,419
0.88%, 08/15/19	2,500,000	2,460,448
1.13%, 11/27/19	1,000,000	986,797
1.38%, 05/24/21	1,000,000	975,157
2.00%, 01/26/22	750,000	747,629
1.63%, 02/10/22	500,000	489,146
7.63%, 01/19/23	973,000	1,251,443
International Finance Corp. 0.88%, 06/15/18	750,000	746,231
1.63%, 07/16/20	500,000	498,016
1.13%, 07/20/21	1,000,000	963,296

Total Supranational (cost $31,215,518)		31,237,276

U.S. Government Agency Securities 1.9%

	Principal Amount	Market Value
FHLB 1.88%, 11/29/21	3,500,000	3,487,113
5.50%, 07/15/36	1,500,000	1,987,189
FHLMC 3.75%, 03/27/19	1,870,000	1,958,021
1.13%, 08/12/21(c)	4,169,000	4,025,740
2.38%, 01/13/22	6,000,000	6,108,480
6.75%, 09/15/29	557,000	778,311
6.25%, 07/15/32	1,245,000	1,733,862
FNMA 0.88%, 05/21/18	7,310,000	7,285,058
1.75%, 06/20/19(c)	500,000	504,052
1.00%, 08/28/19	4,000,000	3,957,508
1.75%, 09/12/19(c)	2,000,000	2,012,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Agency Securities (continued)

	Principal Amount	Market Value
FNMA (continued) 1.25%, 08/17/21(c)	$2,000,000	$1,942,598
2.63%, 09/06/24	1,000,000	1,015,276
6.25%, 05/15/29	500,000	669,207
Tennessee Valley Authority 4.50%, 04/01/18	4,635,000	4,787,195
4.88%, 01/15/48	500,000	593,146

Total U.S. Government Agency Securities (cost $42,180,607)		42,845,360

U.S. Treasury Obligations 36.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,900,000	2,198,581
8.50%, 02/15/20	2,138,000	2,561,091
8.00%, 11/15/21	2,210,000	2,805,405
7.63%, 11/15/22(c)	2,000,000	2,591,640
6.25%, 08/15/23	6,000,000	7,476,798
7.50%, 11/15/24	1,500,000	2,054,883
6.88%, 08/15/25	449,000	605,641
6.00%, 02/15/26	4,042,000	5,224,758
6.75%, 08/15/26	2,000,000	2,737,578
6.50%, 11/15/26	3,000,000	4,061,133
6.38%, 08/15/27	1,500,000	2,043,691
6.13%, 11/15/27	500,000	672,715
5.25%, 02/15/29(c)	200,000	256,414
4.50%, 02/15/36(c)	2,700,000	3,424,148
4.75%, 02/15/37(c)	1,300,000	1,697,363
5.00%, 05/15/37	305,000	410,201
4.25%, 05/15/39(c)	1,500,000	1,831,816
4.50%, 08/15/39	1,080,000	1,364,049
4.38%, 11/15/39	300,000	372,352
4.63%, 02/15/40	5,000,000	6,422,460
4.38%, 05/15/40	1,600,000	1,986,563
3.88%, 08/15/40	1,000,000	1,156,094
4.25%, 11/15/40	1,400,000	1,708,766
4.75%, 02/15/41	2,600,000	3,403,868
3.75%, 08/15/41(c)	8,000,000	9,071,560
3.13%, 11/15/41	7,100,000	7,265,572
3.13%, 02/15/42	2,000,000	2,046,172
3.00%, 05/15/42	1,000,000	999,609
2.75%, 08/15/42	5,500,000	5,243,474
2.75%, 11/15/42	1,500,000	1,428,222
3.13%, 02/15/43	4,750,000	4,844,259
2.88%, 05/15/43	2,000,000	1,947,266
3.63%, 08/15/43	2,000,000	2,226,954
3.75%, 11/15/43	5,000,000	5,689,455
3.63%, 02/15/44	2,500,000	2,785,547
3.38%, 05/15/44	500,000	533,574
3.13%, 08/15/44	5,700,000	5,810,882
3.00%, 11/15/44	7,500,000	7,465,725
2.50%, 02/15/45	15,800,000	14,197,169
3.00%, 05/15/45	2,500,000	2,485,450
2.88%, 08/15/45	6,300,000	6,109,772
3.00%, 11/15/45	9,100,000	9,043,835
2.50%, 02/15/46	4,000,000	3,585,000
2.50%, 05/15/46	2,100,000	1,880,731
2.88%, 11/15/46(c)	5,000,000	4,851,365
3.00%, 02/15/47	500,000	498,223
U.S. Treasury Notes 0.75%, 04/15/18	6,000,000	5,978,436
2.38%, 05/31/18	4,000,000	4,056,564
0.88%, 07/15/18	8,000,000	7,972,496
0.75%, 07/31/18	6,000,000	5,968,596
1.00%, 08/15/18(c)	5,000,000	4,989,455
0.75%, 08/31/18	12,000,000	11,931,564
1.50%, 08/31/18	2,500,000	2,511,230
1.00%, 09/15/18	10,000,000	9,974,610
1.38%, 09/30/18	7,000,000	7,020,510
0.88%, 10/15/18	8,500,000	8,460,492
0.75%, 10/31/18(c)	17,000,000	16,880,473
1.25%, 11/30/18	5,000,000	5,003,320
1.25%, 12/15/18	8,500,000	8,504,650
1.25%, 12/31/18(c)	15,160,000	15,167,701
1.38%, 12/31/18	5,000,000	5,012,890
1.50%, 12/31/18(c)	5,000,000	5,023,440
1.13%, 01/15/19	8,200,000	8,184,305
1.50%, 01/31/19	5,000,000	5,023,240
1.13%, 02/28/19(c)	11,000,000	10,975,074
1.38%, 02/28/19	1,000,000	1,002,383
1.25%, 03/31/19	5,000,000	4,999,025
1.63%, 03/31/19	7,000,000	7,049,217
3.13%, 05/15/19	5,000,000	5,190,235
1.13%, 05/31/19(c)	2,000,000	1,992,656
1.50%, 05/31/19	500,000	502,168
1.00%, 06/30/19	4,500,000	4,468,360
3.63%, 08/15/19	11,000,000	11,584,804
1.00%, 08/31/19	9,000,000	8,920,548
1.63%, 08/31/19	9,000,000	9,053,793
1.75%, 09/30/19	8,000,000	8,071,560
1.50%, 11/30/19	10,500,000	10,517,640
1.13%, 12/31/19(c)	3,000,000	2,974,218
1.63%, 12/31/19	7,620,000	7,655,121
3.63%, 02/15/20	7,480,000	7,932,308
1.25%, 02/29/20	9,700,000	9,630,664
1.38%, 02/29/20	6,000,000	5,977,266
1.13%, 03/31/20	5,000,000	4,942,190
1.38%, 03/31/20	25,000,000	24,891,600
1.38%, 04/30/20	4,800,000	4,774,690
3.50%, 05/15/20	19,400,000	20,542,776
1.88%, 06/30/20	1,000,000	1,009,141
1.63%, 07/31/20	5,000,000	5,000,585
2.00%, 07/31/20	7,000,000	7,088,046
2.63%, 08/15/20	4,710,000	4,861,417
1.38%, 08/31/20	5,000,000	4,953,710
1.38%, 10/31/20	5,000,000	4,945,310
1.75%, 10/31/20	6,000,000	6,013,128
2.63%, 11/15/20	15,300,000	15,799,040
1.63%, 11/30/20	10,000,000	9,970,700
2.00%, 11/30/20	1,000,000	1,010,234
1.75%, 12/31/20	9,100,000	9,106,752
2.38%, 12/31/20	1,000,000	1,023,555
1.38%, 01/31/21	4,000,000	3,943,908
2.13%, 01/31/21	5,000,000	5,068,360
1.25%, 03/31/21	5,000,000	4,896,875
3.13%, 05/15/21	6,000,000	6,312,186
1.38%, 05/31/21	10,000,000	9,821,880
2.25%, 07/31/21(c)	8,200,000	8,334,849
2.13%, 08/15/21(c)	1,500,000	1,517,695
1.13%, 09/30/21	5,000,000	4,837,305
2.13%, 09/30/21	7,000,000	7,072,184
1.25%, 10/31/21	5,000,000	4,859,960
2.00%, 11/15/21	6,000,000	6,027,654
1.88%, 11/30/21(c)	4,000,000	3,995,312
2.00%, 12/31/21	9,500,000	9,536,366
1.50%, 01/31/22(c)	5,000,000	4,901,560
1.75%, 02/28/22	3,000,000	2,973,516
1.88%, 02/28/22(c)	18,000,000	17,961,336
1.75%, 03/31/22	26,500,000	26,253,630
1.75%, 04/30/22	7,000,000	6,928,362
1.75%, 05/15/22	4,000,000	3,957,812
2.13%, 06/30/22	6,500,000	6,544,941
2.00%, 07/31/22	500,000	499,864
1.75%, 09/30/22	8,500,000	8,371,506
1.63%, 11/15/22	1,300,000	1,270,140
2.00%, 11/30/22	3,500,000	3,487,012
2.13%, 12/31/22	1,500,000	1,503,633
1.75%, 01/31/23	3,600,000	3,533,202
1.50%, 03/31/23	4,500,000	4,344,786
1.75%, 05/15/23	7,000,000	6,848,240
1.63%, 05/31/23	2,000,000	1,941,406
1.38%, 09/30/23	3,500,000	3,331,289
2.75%, 11/15/23	5,000,000	5,176,760
2.13%, 11/30/23(c)	5,500,000	5,481,091
2.75%, 02/15/24	2,500,000	2,586,915
2.13%, 03/31/24	8,000,000	7,952,816

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued) 2.50%, 05/15/24	$7,000,000	$7,125,510
2.38%, 08/15/24	9,353,000	9,427,899
2.25%, 11/15/24	7,550,000	7,531,419
2.00%, 02/15/25	4,200,000	4,107,306
2.13%, 05/15/25	13,300,000	13,099,463
2.00%, 08/15/25	19,000,000	18,501,250
2.25%, 11/15/25	8,500,000	8,426,620
1.63%, 02/15/26	8,500,000	7,991,658
1.63%, 05/15/26	3,000,000	2,814,024
1.50%, 08/15/26(c)	6,000,000	5,551,872
2.00%, 11/15/26(c)	3,500,000	3,381,056
2.25%, 02/15/27(c)	3,500,000	3,455,294

Total U.S. Treasury Obligations (cost $835,532,295)		834,659,432

Short-Term Investments 5.9%

	Shares	Market Value
Money Market Fund 5.9%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 0.99%(g)	134,821,402	134,875,331

	Principal Amount	Market Value
U.S. Government Agency Security 0.0%†
Financing Corp., 4.05%, 11/30/17	$18,000	19,053

Total Short-Term Investments (cost $134,895,103)		134,894,384

Repurchase Agreements 1.5%

	Principal Amount	Market Value
RBS Securities, Inc. 0.77%, dated 03/28/17, due 04/04/17, repurchase price $10,001,497, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $10,200,157.(h)	10,000,000	10,000,000
Bank of America NA 0.81%, dated 03/31/17, due 04/03/17, repurchase price $8,800,594, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $8,976,000.(h)	8,800,000	8,800,000
BNP Paribas Securities Corp. 0.81%, dated 03/31/17, due 04/03/17, repurchase price $3,000,203, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $3,060,000.(h)	3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc. 0.81%, dated 03/31/17, due 04/03/17, repurchase price $11,202,471, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $11,425,749.(h)	11,201,715	11,201,715

Total Repurchase Agreements (cost $33,001,715)		33,001,715

TBA Sale Commitments 0.0%†

	Principal Amount	Market Value
Mortgage-Backed Securities 0.0%†
FHLMC Gold Pool TBA 2.50%, 04/15/47	(225,000)	(214,534)

Total TBA Sale Commitment (cost $(212,027))		(214,534)

Total Investments (cost $2,411,421,835) (i) — 106.7%		2,428,269,114
Liabilities in excess of other assets — (6.7)%		(152,013,704)

NET ASSETS — 100.0%		$2,276,255,410

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2017.
(c)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $163,704,166, which was collateralized by repurchase agreements with a total value of $33,001,715 and $135,094,650 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 04/15/17 – 02/15/47, a total value of $168,096,365.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $8,692,873 which represents 0.38% of net assets.
(e)	Investment in affiliate.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Represents 7-day effective yield as of March 31, 2017
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $33,001,715.
(i)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,411,632,291, tax unrealized appreciation and depreciation were $38,423,754 and $(21,786,931), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
DAC	Designated Activity Company
FHLMC	Federal Home Loan MortgSABage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB	Publicly Traded Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SCS	Limited Partnership
TBA	To Be Announced
UA	Limited Liability Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3		Total
Assets:
Asset-Backed Securities	$—	$10,251,506		$—	$10,251,506
Collateralized Mortgage Obligations	—	13,612,066		—	13,612,066
Commercial Mortgage-Backed Securities	—	24,174,770		—	24,174,770
Corporate Bonds	—	579,505,304		—	579,505,304
Foreign Government Securities	—	58,664,196		—	58,664,196
Mortgage-Backed Securities	—	647,375,518		—	647,375,518
Municipal Bonds	—	18,262,121		—	18,262,121
Repurchase Agreements	—	33,001,715		—	33,001,715
Short-Term Investments				—
Money Market Fund	134,875,331	—		—	134,875,331
U.S. Government Agency Security	—	19,053		—	19,053

Total Short-Term Investments	$134,875,331	$19,053	$		$134,894,384

Supranational	—	31,237,276		—	31,237,276
U.S. Government Agency Securities	—	42,845,360		—	42,845,360
U.S. Treasury Obligations	—	834,659,432		—	834,659,432

Total Assets	$134,875,331	$2,293,608,317		$—	$2,428,483,648

Liabilities:
Mortgage-Backed Securities	$—	$(214,534)		$—	$(214,534)

Total Liabilities	$—	$(214,534)		$—	$(214,534)

Total	$134,875,331	$2,293,393,783		$—	$2,428,269,114

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.1%

	Shares	Market Value
Equity Funds 90.0%
Nationwide International Small Cap Fund , Class R6*(a)	589,973	$6,277,313
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,096,810	11,483,602
NVIT Multi-Manager International Value Fund, Class Y(a)	1,424,789	14,561,344
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,486,480	17,689,108
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,975,035	20,816,873
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	561,025	6,244,208
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	648,827	7,286,328
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	183,747	3,125,541
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	419,173	6,270,835

Total Equity Funds (cost $96,787,920)		93,755,152

Fixed Income Funds 10.1%
Nationwide Bond Fund, Class R6(a)	108,867	1,046,208
NVIT Core Bond Fund, Class Y(a)	488,365	5,254,808
NVIT Core Plus Bond Fund, Class Y(a)	372,791	4,205,081

Total Fixed Income Funds (cost $10,664,365)		10,506,097

Total Investment Companies (cost $107,452,285)		104,261,249

Total Investments (cost $107,452,285) (b) — 100.1%		104,261,249
Liabilities in excess of other assets — (0.1)%		(52,889)

NET ASSETS — 100.0%		$104,208,360

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $107,877,278, tax unrealized appreciation and depreciation were $272,723 and $(3,888,752), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 49.9%
Nationwide International Small Cap Fund, Class R6*(a)	6,944,127	$73,885,511
NVIT Multi-Manager International Growth Fund, Class Y(a)	14,039,714	146,995,801
NVIT Multi-Manager International Value Fund, Class Y(a)	16,767,700	171,365,898
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	22,547,526	268,315,561
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	29,677,649	312,802,425
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	6,581,172	73,248,440
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	10,851,412	121,861,361
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,240,994	48,485,265

Total Equity Funds (cost $1,122,470,972)		1,216,960,262

Fixed Income Funds 50.1%
Nationwide Bond Fund, Class R6(a)	12,733,823	122,372,040
NVIT Core Bond Fund, Class Y(a)	31,780,351	341,956,575
NVIT Core Plus Bond Fund, Class Y(a)	36,796,708	415,066,866
NVIT Short Term Bond Fund, Class Y(a)	32,972,732	340,938,044

Total Fixed Income Funds (cost $1,240,396,849)		1,220,333,525

Total Investment Companies (cost $2,362,867,821)		2,437,293,787

Total Investments (cost $2,362,867,821) (b) — 100.0%		2,437,293,787
Liabilities in excess of other assets — 0.0%†		(755,995)

NET ASSETS — 100.0%		$2,436,537,792

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,363,854,146, tax unrealized appreciation and depreciation were $93,675,715 and $(20,236,074), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 70.1%
Nationwide International Small Cap Fund, Class R6*(a)	10,428,639	$110,960,718
NVIT Multi-Manager International Growth Fund, Class Y(a)	21,074,581	220,650,858
NVIT Multi-Manager International Value Fund, Class Y(a)	26,885,752	274,772,381
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	34,566,185	411,337,602
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	46,470,276	489,796,706
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,972,699	110,996,145
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	17,207,229	193,237,180
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,653,760	28,130,453
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,493,562	82,183,692

Total Equity Funds (cost $1,772,748,985)		1,922,065,735

Fixed Income Funds 29.9%
Nationwide Bond Fund, Class R6(a)	8,536,547	82,036,214
NVIT Core Bond Fund, Class Y(a)	25,392,019	273,218,125
NVIT Core Plus Bond Fund, Class Y(a)	29,079,922	328,021,520
NVIT Short Term Bond Fund, Class Y(a)	13,173,882	136,217,943

Total Fixed Income Funds (cost $833,057,745)		819,493,802

Total Investment Companies (cost $2,605,806,730)		2,741,559,537

Total Investments (cost $2,605,806,730) (b) — 100.0%		2,741,559,537
Liabilities in excess of other assets — 0.0%†		(861,179)

NET ASSETS — 100.0%		$2,740,698,358

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,607,981,377, tax unrealized appreciation and depreciation were $150,112,866 and $(16,534,706), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,434,422	$15,018,396
NVIT Multi-Manager International Value Fund, Class Y(a)	2,196,923	22,452,553
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,162,676	37,635,839
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,998,765	52,686,985
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	679,749	7,565,601
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,343,858	15,091,528

Total Equity Funds (cost $148,836,464)		150,450,902

Fixed Income Funds 80.0%
Nationwide Bond Fund, Class R6(a)	6,278,569	60,337,046
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,062,070	30,100,146
NVIT Core Bond Fund, Class Y(a)	11,888,044	127,915,359
NVIT Core Plus Bond Fund, Class Y(a)	14,681,523	165,607,582
NVIT Short Term Bond Fund, Class Y(a)	21,111,369	218,291,551

Total Fixed Income Funds (cost $615,630,108)		602,251,684

Total Investment Companies (cost $764,466,572)		752,702,586

Total Investments (cost $764,466,572) (b) — 100.0%		752,702,586
Liabilities in excess of other assets — 0.0%†		(256,889)

NET ASSETS — 100.0%		$752,445,697

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $766,354,979, tax unrealized appreciation and depreciation were $3,337,718 and $(16,990,111), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 92.2%

	Shares	Market Value
Equity Funds 48.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,203,325	$33,538,812
NVIT Multi-Manager International Value Fund, Class Y(a)	4,049,616	41,387,077
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,762,161	56,669,714
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	6,659,657	70,192,781
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,470,676	16,368,625
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,433,768	27,331,209
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	766,442	11,465,967
NVIT Multi-Manager Small Company Fund, Class Y(a)	264,659	5,811,913

Total Equity Funds (cost $279,509,855)		262,766,098

Fixed Income Funds 43.7%
Nationwide Bond Fund, Class R6(a)	2,439,539	23,443,967
NVIT Core Bond Fund, Class Y(a)	6,202,674	66,740,770
NVIT Core Plus Bond Fund, Class Y(a)	7,144,590	80,590,970
NVIT Short Term Bond Fund, Class Y(a)	6,431,547	66,502,197

Total Fixed Income Funds (cost $241,587,040)		237,277,904

Total Investment Companies (cost $521,096,895)		500,044,002

Total Investments (cost $521,096,895) (b) — 92.2%		500,044,002
Other assets in excess of liabilities — 7.8%		42,190,550

NET ASSETS — 100.0%		$542,234,552

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $523,880,032, tax unrealized appreciation and depreciation were $0 and $(23,836,030), respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
309	Mini MSCI EAFE	06/16/17	$27,531,900	$860,663
118	Russell 2000 Mini Future	06/16/17	8,167,960	90,896
415	S&P 500 E-Mini	06/16/17	48,953,400	(42,148)
101	S&P MID 400 E-Mini	06/16/17	17,353,820	87,788

			$102,007,080	$997,199

At March 31, 2017, the Fund has $4,938,340 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,039,347

Total		$1,039,347

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(42,148)

Total		$(42,148)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 92.1%

	Shares	Market Value
Equity Funds 57.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	7,348,045	$76,934,029
NVIT Multi-Manager International Value Fund, Class Y(a)	9,136,001	93,369,932
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	12,158,521	144,686,406
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	16,434,096	173,215,373
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,949,409	32,826,921
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,856,765	65,771,471
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	656,209	11,162,121
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,536,328	22,983,468
NVIT Multi-Manager Small Company Fund, Class Y(a)	530,581	11,651,556

Total Equity Funds (cost $673,634,595)		632,601,277

Fixed Income Funds 34.6%
Nationwide Bond Fund, Class R6(a)	3,921,192	37,682,656
NVIT Core Bond Fund, Class Y(a)	10,674,771	114,860,540
NVIT Core Plus Bond Fund, Class Y(a)	12,657,563	142,777,314
NVIT Short Term Bond Fund, Class Y(a)	8,301,302	85,835,465

Total Fixed Income Funds (cost $387,825,928)		381,155,975

Total Investment Companies (cost $1,061,460,523)		1,013,757,252

Total Investments (cost $1,061,460,523) (b) — 92.1%		1,013,757,252
Other assets in excess of liabilities — 7.9%		86,798,424

NET ASSETS — 100.0%		$1,100,555,676

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,067,420,813, tax unrealized appreciation and depreciation were $4,709 and $(53,668,270), respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
820	Mini MSCI EAFE	06/16/17	$73,062,000	$2,286,883
353	Russell 2000 Mini Future	06/16/17	24,434,660	271,346
1,079	S&P 500 E-Mini	06/16/17	127,278,840	(113,292)
268	S&P MID 400 E-Mini	06/16/17	46,047,760	238,728

			$270,823,260	$2,683,665

At March 31, 2017, the Fund has $13,126,850 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,796,957

Total		$2,796,957

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(113,292)

Total		$(113,292)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 59.9%
Nationwide International Small Cap Fund, Class R6*(a)	7,861,160	$83,642,746
NVIT Multi-Manager International Growth Fund, Class Y(a)	18,565,580	194,381,624
NVIT Multi-Manager International Value Fund, Class Y(a)	21,678,157	221,550,767
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	32,648,128	388,512,720
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	41,672,928	439,232,657
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,515,072	83,642,746
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	14,845,283	166,712,533
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,658,545	28,211,842
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,680,076	55,053,935

Total Equity Funds (cost $1,541,441,137)		1,660,941,570

Fixed Income Funds 40.1%
Nationwide Bond Fund, Class R6(a)	11,614,984	111,619,995
NVIT Core Bond Fund, Class Y(a)	30,955,559	333,081,816
NVIT Core Plus Bond Fund, Class Y(a)	36,899,661	416,228,172
NVIT Short Term Bond Fund, Class Y(a)	24,171,708	249,935,460

Total Fixed Income Funds (cost $1,131,657,727)		1,110,865,443

Total Investment Companies (cost $2,673,098,864)		2,771,807,013

Total Investments (cost $2,673,098,864) (b) — 100.0%		2,771,807,013
Liabilities in excess of other assets — 0.0%†		(870,921)

NET ASSETS — 100.0%		$2,770,936,092

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,674,172,830, tax unrealized appreciation and depreciation were $120,706,832 and $(23,072,649), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 80.0%
Nationwide International Small Cap Fund, Class R6*(a)	2,446,815	$26,034,109
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,139,914	43,344,900
NVIT Multi-Manager International Value Fund, Class Y(a)	5,085,455	51,973,354
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,824,461	69,311,087
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,741,982	81,600,490
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,950,262	21,706,411
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,703,634	30,361,807
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	512,835	8,723,318
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	866,082	12,956,583

Total Equity Funds (cost $326,817,630)		346,012,059

Fixed Income Funds 20.0%
Nationwide Bond Fund, Class R6(a)	909,862	8,743,774
NVIT Core Bond Fund, Class Y(a)	3,223,932	34,689,505
NVIT Core Plus Bond Fund, Class Y(a)	3,842,633	43,344,900

Total Fixed Income Funds (cost $88,618,539)		86,778,179

Total Investment Companies (cost $415,436,169)		432,790,238

Total Investments (cost $415,436,169) (b) — 100.0%		432,790,238
Liabilities in excess of other assets — 0.0%†		(154,556)

NET ASSETS — 100.0%		$432,635,682

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $416,210,187, tax unrealized appreciation and depreciation were $19,443,843 and $(2,863,792), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Market Value
Equity Funds 39.9%
Nationwide International Small Cap Fund, Class R6*(a)	1,594,847	$16,969,176
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,232,626	33,845,593
NVIT Multi-Manager International Value Fund, Class Y(a)	4,116,122	42,066,767
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,386,141	75,995,081
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	10,330,208	108,880,396
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,524,634	16,969,176
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,013,855	33,845,593
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	567,697	8,492,749

Total Equity Funds (cost $311,982,904)		337,064,531

Fixed Income Funds 60.1%
Nationwide Bond Fund, Class R6(a)	5,290,462	50,841,343
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,724,500	16,951,840
NVIT Core Bond Fund, Class Y(a)	11,771,922	126,665,883
NVIT Core Plus Bond Fund, Class Y(a)	13,473,449	151,980,508
NVIT Short Term Bond Fund, Class Y(a)	15,514,383	160,418,716

Total Fixed Income Funds (cost $516,521,940)		506,858,290

Total Investment Companies (cost $828,504,844)		843,922,821

Total Investments (cost $828,504,844) (b) — 100.0%		843,922,821
Liabilities in excess of other assets — 0.0%†		(287,114)

NET ASSETS — 100.0%		$843,635,707

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $828,968,909, tax unrealized appreciation and depreciation were $25,404,979 and $(10,451,067), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 16.9%

	Principal Amount	Market Value
Airlines 3.0%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$11,611,481	$11,321,194
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 01/15/23	8,791,589	9,350,998
Series 2015-1, Class B, 3.70%, 05/01/23	4,287,424	4,190,957
Series 2017-1B, Class B, 4.95%, 02/15/25	3,500,000	3,583,125
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 06/20/24(a)	8,592,458	9,129,487
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/21	147,465	157,418
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	7,728,422	7,882,990

		45,616,169

Automobiles 2.4%
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.56%, 10/15/25(a)	8,000,000	7,995,868
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/20(a)	9,155,715	9,157,950
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20(a)	7,805,851	7,864,307
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/26(a)	12,650,000	12,757,019

		37,775,144

Home Equity 0.6%
RASC Trust, Series 2005-KS12, Class M2, 1.44%, 01/25/36(b)	10,000,000	9,538,865

Other 10.9%
Babson CLO Ltd., Series 2014-3A, Class B1R, 3.74%, 01/15/26(a)(b)	7,000,000	6,993,427
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/64(a)(b)	7,000,000	7,234,297
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 4.00%, 06/28/54(a)(b)	8,500,000	8,784,801
CVS Pass-Through Trust, 6.94%, 01/10/30	10,715,841	12,744,692
Dryden 34 Senior Loan Fund Series 2014-34A, Class AR, 0.00%, 10/15/26(a)(b)	5,500,000	5,519,921
Series 2014-34A, Class A, 2.45%, 10/15/26(a)(b)	6,000,000	5,997,582
Entergy Arkansas, Inc., 3.50%, 04/01/26	8,255,000	8,451,378
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47(a)(c)	4,408,250	4,346,093
HERO Funding Trust Series 2014-2A, Class A, 3.99%, 09/21/40(a)	2,766,930	2,783,371
Series 2015-2A, Class A, 3.99%, 09/20/40(a)	7,371,659	7,555,950
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.47%, 04/15/26(a)(b)	4,000,000	3,998,276
Series 2014-16A, Class B2R, 3.19%, 04/15/26(a)(b)	2,000,000	1,998,266
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 0.00%(g)	6,000,000	6,000,000
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 1.35%, 03/25/36(b)	12,000,000	10,989,748
NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.75%, 06/15/49(a)	9,000,000	8,914,896
Series 2016-T3, Class AT3, 2.83%, 10/16/51(a)	20,000,000	19,650,000
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49(a)(c)	8,150,000	8,110,644
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.82%, 08/25/34(b)	6,361,696	6,251,929
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 3.10%, 10/20/26(a)(b)	10,000,000	9,994,080
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.62%, 02/25/47(a)(d)	1,968,597	1,961,689
VOLT XLI LLC, Series 2016-NPL1, Class A1, 4.25%, 02/26/46(a)(d)	13,657,296	13,722,420
VOLT XLII LLC, Series 2016-NPL2, Class A1, 4.25%, 03/26/46(a)(d)	3,594,034	3,621,058
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45(a)(d)	3,271,423	3,286,092

		168,910,610

Total Asset-Backed Securities (cost $259,615,776)		261,840,788

Collateralized Mortgage Obligations 2.7%

	Principal Amount	Market Value
Chase Mortgage Trust Series 2016-1, Class M2, 3.75%, 04/25/45(a)(b)	2,426,790	2,424,644
Series 2016-2, Class M2, 3.75%, 12/25/45(a)(b)	13,832,008	13,818,080
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 06/25/58(a)(b)	3,181,719	3,214,016
FHLMC REMIC Series 2653, Class C, 3.88%, 06/15/23	1,746,877	1,776,761
Series 3036, Class TM, 4.50%, 12/15/34	478,730	482,418
Series 3665, Class KA, 3.00%, 05/15/36	1,557,240	1,587,229
Series 3540, Class LN, 4.50%, 04/15/38	291,893	292,558
FNMA REMIC Series 2007-6, Class PA, 5.50%, 02/25/37	397,153	419,785
Series 2010-122, Class TG, 3.00%, 04/25/39	1,779,337	1,816,807

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
FNMA REMIC (continued)
Series 2009-78, Class BM, 4.00%, 06/25/39	$1,030,919	$1,071,387
GNMA Series 2010-6, Class PC, 5.00%, 03/16/37	1,215,528	1,221,327
Series 2010-37, Class ML, 4.50%, 12/20/38	4,598,472	4,759,799
Series 2010-112, Class QM, 2.50%, 09/20/39	1,653,640	1,661,578
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.92%, 11/25/34(b)	609,208	596,958
New Residential Mortgage Loan Trust Series 2014-2A, Class A3, 3.75%, 05/25/54(a)(b)	2,282,238	2,333,541
Series 2016-4A, Class A1, 3.75%, 11/25/56(a)(b)	3,478,144	3,550,834

Total Collateralized Mortgage Obligations (cost $41,403,792)		41,027,722

Commercial Mortgage-Backed Securities 5.3%

	Principal Amount	Market Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(a)	5,000,000	5,075,213
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(b)	7,388,000	7,325,810
COMM Mortgage Trust, Series 2014-TWC, Class B, 2.48%, 02/13/32(a)(b)	10,000,000	10,050,129
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/37(a)	10,000,000	10,481,868
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,422,199
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.13%, 04/15/41(b)	1,074,104	1,104,219
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B, 4.00%, 08/15/31	10,500,000	10,585,583
Series 2016-C28, Class A4, 3.54%, 01/15/49	6,000,000	6,132,391
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	595,711	599,230
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,262,337
Series 2014-CPT, Class AM, 3.40%, 07/13/29(a)(b)	3,500,000	3,575,618
Series 2014-CPT, Class C, 3.45%, 07/13/29(a)(b)	11,000,000	11,103,018
Series 2015-MS1, Class ASB, 3.46%, 05/15/48	5,000,000	5,179,903
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 09/15/57	5,000,000	5,121,147

Total Commercial Mortgage-Backed Securities (cost $82,081,807)		82,018,665

Corporate Bonds 56.8%

	Principal Amount	Market Value
Aerospace & Defense 0.6%
Lockheed Martin Corp., 3.55%, 01/15/26	5,250,000	5,335,806
United Technologies Corp., 4.15%, 05/15/45	4,000,000	4,009,132

		9,344,938

Automobiles 0.9%
Hyundai Capital America, 2.88%, 08/09/18(a)	5,000,000	5,052,835
2.60%, 03/19/20(a)	8,000,000	8,003,024

		13,055,859

Banks 7.8%
Bank of America Corp., 2.06%, 01/15/19(b)	10,000,000	10,121,200
4.20%, 08/26/24	5,000,000	5,091,585
Series L, 3.95%, 04/21/25	3,500,000	3,484,835
4.25%, 10/22/26	3,000,000	3,046,263
Series L, 4.18%, 11/25/27(e)	4,000,000	4,014,536
BNP Paribas SA, 4.38%, 05/12/26(a)	3,500,000	3,477,530
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	5,045,125
4.45%, 09/29/27	5,000,000	5,060,215
Citizens Financial Group, Inc., 4.35%, 08/01/25	6,200,000	6,363,438
4.30%, 12/03/25	4,000,000	4,122,688
CoBank ACB, 1.73%, 06/15/22(b)	10,000,000	9,653,720
Cooperatieve Rabobank UA, 4.63%, 12/01/23	5,000,000	5,270,830
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	5,060,390
HSBC Bank USA NA, 4.88%, 08/24/20	3,000,000	3,213,084
HSBC Holdings plc, 4.38%, 11/23/26	5,000,000	5,038,815
Huntington Bancshares, Inc., 7.00%, 12/15/20(e)	2,500,000	2,863,630
2.30%, 01/14/22	5,000,000	4,872,915
ING Groep NV, 3.95%, 03/29/27(e)	5,000,000	5,011,830
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(f)	1,000,000	1,036,250
3.88%, 09/10/24	3,000,000	3,040,746
4.95%, 06/01/45	1,500,000	1,580,343
People’s United Bank NA, 4.00%, 07/15/24	2,000,000	1,991,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
PNC Bank NA, 2.70%, 11/01/22	$10,300,000	$10,212,666
UBS Group Funding Jersey Ltd., 2.95%, 09/24/20(a)	5,000,000	5,033,320
2.65%, 02/01/22(a)(e)	5,000,000	4,901,845
4.13%, 04/15/26(a)(e)	2,000,000	2,033,120

		120,642,163

Beverages 1.7%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	7,000,000	7,124,677
3.65%, 02/01/26	6,000,000	6,067,200
4.90%, 02/01/46	2,000,000	2,161,448
Dr. Pepper Snapple Group, Inc., 3.40%, 11/15/25	6,000,000	5,969,256
Molson Coors Brewing Co., 3.00%, 07/15/26(e)	4,500,000	4,279,203

		25,601,784

Biotechnology 1.5%
AbbVie, Inc., 2.30%, 05/14/21	3,500,000	3,456,054
3.60%, 05/14/25	6,000,000	6,001,134
3.20%, 05/14/26	2,000,000	1,922,554
Celgene Corp., 2.88%, 08/15/20	4,000,000	4,061,184
4.63%, 05/15/44	2,350,000	2,330,709
Gilead Sciences, Inc., 4.80%, 04/01/44	3,000,000	3,098,811
4.50%, 02/01/45(e)	2,500,000	2,466,310

		23,336,756

Capital Markets 0.7%
FMR LLC, 7.49%, 06/15/19(a)	3,250,000	3,593,070
6.50%, 12/14/40(a)	3,000,000	3,869,238
5.15%, 02/01/43(a)	1,000,000	1,100,748
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,220,112

		10,783,168

Chemicals 1.8%
Agrium, Inc., 3.38%, 03/15/25(e)	2,250,000	2,220,534
7.13%, 05/23/36	1,500,000	1,923,039
5.25%, 01/15/45	2,500,000	2,712,117
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	5,443,450
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	4,992,710
3.95%, 05/01/25	5,750,000	5,782,534
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,279,915

		28,354,299

Commercial Services & Supplies 0.1%
Clean Harbors, Inc., 5.13%, 06/01/21	1,800,000	1,837,800

Consumer Finance 1.8%
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	5,500,000	5,589,743
3.22%, 01/09/22	3,500,000	3,521,413
3.10%, 05/04/23	2,000,000	1,951,306
3.81%, 01/09/24	3,750,000	3,761,963
Navient Solutions LLC, 0.00%, 10/03/22(g)	14,956,000	12,944,956

		27,769,381

Diversified Financial Services 1.8%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	10,713,000	10,759,344
Shell International Finance BV, 3.25%, 05/11/25	4,000,000	4,038,824
4.38%, 05/11/45	3,000,000	3,042,309
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(a)	1,500,000	1,511,525
3.25%, 05/27/25(a)	9,000,000	9,043,857

		28,395,859

Diversified Telecommunication Services 2.5%
AT&T, Inc., 3.80%, 03/15/22	5,000,000	5,171,830
3.60%, 02/17/23	6,000,000	6,076,806
3.40%, 05/15/25	5,500,000	5,312,593
CCO Holdings LLC, 5.13%, 02/15/23	500,000	513,750
5.75%, 02/15/26(a)	1,800,000	1,890,000
Verizon Communications, Inc., 2.55%, 06/17/19	7,000,000	7,079,800
5.15%, 09/15/23	5,000,000	5,502,990
3.50%, 11/01/24	4,000,000	3,966,384
2.63%, 08/15/26(e)	3,750,000	3,424,286

		38,938,439

Electric Utilities 3.1%
Edison International, 2.95%, 03/15/23	2,000,000	1,997,540
Emera US Finance LP, 3.55%, 06/15/26	3,750,000	3,686,351
Eversource Energy, 2.50%, 03/15/21	10,000,000	9,923,950
Great Plains Energy, Inc., 3.90%, 04/01/27	5,000,000	5,048,675
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	4,296,898
3.65%, 06/15/24	7,000,000	7,052,857
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,069,845
Pacific Gas & Electric Co., 2.95%, 03/01/26	4,500,000	4,387,558
Public Service Co. of Colorado, 2.90%, 05/15/25	2,000,000	1,977,706
Southern Co. (The), 2.35%, 07/01/21	4,500,000	4,418,438

		47,859,818

Energy Equipment & Services 1.7%
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,200,000	1,247,543
Noble Holding International Ltd., 3.95%, 03/15/22	10,000,000	8,600,000
Rowan Cos., Inc., 4.88%, 06/01/22	2,830,000	2,702,650
4.75%, 01/15/24	5,000,000	4,487,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services (continued)
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	$5,000,000	$5,210,885
Transocean, Inc., 7.38%, 04/15/18(e)	1,500,000	1,548,750
6.50%, 11/15/20	3,000,000	3,030,000

		26,827,328

Equity Real Estate Investment Trusts (REITs) 2.6%
CoreCivic, Inc., 4.13%, 04/01/20	2,300,000	2,346,000
Corporate Office Properties LP, 3.70%, 06/15/21	12,500,000	12,738,650
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 09/20/41	4,057,908	4,164,104
Kite Realty Group LP, 4.00%, 10/01/26	3,750,000	3,593,606
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,192,610
WEA Finance LLC, 2.70%, 09/17/19(a)	7,000,000	7,064,925

		40,099,895

Food & Staples Retailing 0.5%
CVS Pass-Through Trust, 6.04%, 12/10/28	6,246,949	7,022,008

Food Products 2.0%
Conagra Brands, Inc., 4.95%, 08/15/20	1,091,000	1,158,128
3.20%, 01/25/23	5,663,000	5,686,966
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)	4,000,000	4,014,618
Kraft Heinz Foods Co., 3.50%, 06/06/22	10,000,000	10,229,300
Tyson Foods, Inc., 3.95%, 08/15/24	9,100,000	9,279,889

		30,368,901

Health Care Equipment & Supplies 0.8%
Becton, Dickinson and Co., 3.73%, 12/15/24	1,848,000	1,902,281
Liberty Property LP, 3.38%, 06/15/23	1,000,000	996,315
3.75%, 04/01/25	9,000,000	9,050,832

		11,949,428

Health Care Providers & Services 1.0%
Dignity Health, 3.13%, 11/01/22	6,000,000	5,991,444
3.81%, 11/01/24	4,000,000	4,015,904
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,369,280

		15,376,628

Household Durables 0.7%
Newell Brands, Inc., 3.15%, 04/01/21	2,000,000	2,043,082
3.85%, 04/01/23	4,000,000	4,134,296
4.20%, 04/01/26	4,000,000	4,162,972

		10,340,350

Independent Power and Renewable Electricity Producers 0.3%
Exelon Generation Co. LLC, 4.25%, 06/15/22(e)	5,000,000	5,233,410

Industrial Conglomerates 0.4%
General Electric Co., 6.00%, 08/07/19	573,000	629,402
5.30%, 02/11/21	1,718,000	1,902,396
4.65%, 10/17/21	1,432,000	1,571,859
5.40%, 05/15/22	1,125,000	1,265,802

		5,369,459

Insurance 3.0%
Five Corners Funding Trust, 4.42%, 11/15/23(a)	12,750,000	13,554,703
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,691,960
MassMutual Global Funding II, 3.60%, 04/09/24(a)	3,000,000	3,117,342
Metropolitan Life Global Funding I, 3.45%, 12/18/26(a)	7,500,000	7,554,308
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	2,000,000	2,032,916
4.13%, 11/01/24(a)	11,650,000	11,871,525

		46,822,754

IT Services 0.6%
Visa, Inc., 3.15%, 12/14/25	9,000,000	9,031,113

Media 2.8%
21st Century Fox America, Inc., 3.70%, 10/15/25(e)	4,500,000	4,562,244
Charter Communications Operating LLC, 4.91%, 07/23/25	10,000,000	10,566,680
Comcast Corp., 3.38%, 08/15/25	5,500,000	5,549,406
Discovery Communications LLC, 4.90%, 03/11/26	5,500,000	5,720,523
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,295,980
Time Warner Cable LLC, 6.75%, 07/01/18	3,250,000	3,436,654
Time Warner, Inc., 3.60%, 07/15/25	8,500,000	8,404,460

		42,535,947

Metals & Mining 0.5%
Freeport-McMoRan, Inc., 3.88%, 03/15/23(e)	4,950,000	4,552,119
Glencore Finance Canada Ltd., 4.95%, 11/15/21(a)	2,000,000	2,147,600
Kinross Gold Corp., 6.88%, 09/01/41(e)	1,250,000	1,265,625

		7,965,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail 0.2%
Dollar Tree, Inc., 5.75%, 03/01/23	$3,500,000	$3,727,500

Multi-Utilities 2.2%
Ameren Corp., 3.65%, 02/15/26	4,900,000	4,951,185
Ameren Illinois Co., 3.25%, 03/01/25	5,500,000	5,594,463
Black Hills Corp., 2.50%, 01/11/19	5,000,000	5,024,710
3.95%, 01/15/26	4,640,000	4,743,184
3.15%, 01/15/27	2,000,000	1,905,090
DTE Energy Co., Series B, 3.30%, 06/15/22	4,000,000	4,061,372
Southern Co. Gas Capital Corp., 3.88%, 11/15/25	7,000,000	7,124,796
3.25%, 06/15/26	1,250,000	1,216,356

		34,621,156

Oil, Gas & Consumable Fuels 6.7%
Anadarko Petroleum Corp., 5.55%, 03/15/26	6,000,000	6,658,692
Baytex Energy Corp., 5.13%, 06/01/21(a)(e)	4,800,000	4,332,000
Boardwalk Pipelines LP, 4.95%, 12/15/24	4,750,000	5,002,253
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,210,444
BP Capital Markets plc, 3.56%, 11/01/21	8,000,000	8,329,416
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	4,813,686
Energy Transfer Equity LP, 5.50%, 06/01/27	4,000,000	4,180,000
Energy Transfer Partners LP, 4.20%, 04/15/27	4,000,000	3,951,944
6.50%, 02/01/42	2,000,000	2,159,088
Enterprise Products Operating LLC, 4.85%, 03/15/44	2,000,000	2,022,770
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24	5,000,000	5,065,645
Kinder Morgan, Inc., 5.55%, 06/01/45	1,500,000	1,532,622
MPLX LP, 4.88%, 06/01/25	1,500,000	1,571,220
5.20%, 03/01/47	4,000,000	4,025,064
Murphy Oil Corp., 4.70%, 12/01/22(e)	15,060,000	14,645,850
Nexen Energy ULC, 7.40%, 05/01/28	2,000,000	2,536,304
Noble Energy, Inc., 3.90%, 11/15/24	7,500,000	7,602,015
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	1,500,000	1,626,216
5.88%, 06/30/26(a)	2,000,000	2,205,174
4.20%, 03/15/28(a)	1,750,000	1,728,673
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,861,206
4.75%, 03/15/24	8,500,000	9,000,132
WPX Energy, Inc., 6.00%, 01/15/22(e)	4,800,000	4,884,000

		103,944,414

Pharmaceuticals 1.9%
Actavis Funding SCS, 3.85%, 06/15/24	1,500,000	1,529,774
3.80%, 03/15/25	1,000,000	1,009,123
Actavis, Inc., 3.25%, 10/01/22	7,000,000	7,041,664
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	6,000,000	5,713,344
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	6,500,000	6,272,890
2.80%, 07/21/23	4,000,000	3,799,236
3.15%, 10/01/26(e)	3,500,000	3,225,299

		28,591,330

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	5,500,000	6,059,740
Union Pacific Corp., 2.75%, 04/15/23	2,250,000	2,241,331

		8,301,071

Software 0.7%
Microsoft Corp., 3.30%, 02/06/27	5,500,000	5,584,409
Oracle Corp., 2.40%, 09/15/23	5,000,000	4,867,045

		10,451,454

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.00%, 02/09/24	5,250,000	5,295,097
2.45%, 08/04/26	4,000,000	3,783,788

		9,078,885

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 6.88%, 05/01/22(e)	4,800,000	4,970,400

Thrifts & Mortgage Finance 0.9%
BPCE SA, 4.50%, 03/15/25(a)	6,500,000	6,394,427
Santander Bank NA, 8.75%, 05/30/18	7,500,000	8,042,513

		14,436,940

Tobacco 1.0%
Altria Group, Inc., 4.75%, 05/05/21(e)	4,000,000	4,333,088
4.00%, 01/31/24	3,250,000	3,417,599
Reynolds American, Inc., 4.85%, 09/15/23	7,000,000	7,595,308

		15,345,995

Trading Companies & Distributors 0.1%
GATX Corp., 5.20%, 03/15/44(e)	1,000,000	1,020,603

Water Utilities 0.2%
American Water Capital Corp., 3.85%, 03/01/24	2,550,000	2,678,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 6.25%, 04/01/21(e)	$4,800,000	$4,950,000

Total Corporate Bonds (cost $864,856,487)		876,980,814

Foreign Government Securities 0.4%

	Principal Amount	Market Value
MEXICO 0.4%
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,764,500
5.63%, 01/23/46	2,000,000	1,788,200

Total Foreign Government Securities (cost $6,977,257)		6,552,700

Loan Participations 1.4%

	Principal Amount	Market Value
Air Freight & Logistics 0.1%
Capstone Logistics, 1st Lien Term Loan, 5.50%, 10/07/21	978,815	971,474

Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, 3.13%, 10/14/21	1,864,732	1,874,726

Health Care Providers & Services 0.1%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, 3.80%, 12/31/19	668,960	664,324
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, 4.05%, 01/27/21	1,230,877	1,213,337

		1,877,661

Health Care Technology 0.1%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.56%, 01/31/22	1,957,544	1,893,924

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, 3.98%, 07/08/22	3,032,099	3,054,202
Si Organization/Vencore Inc., 1st Lien Term Loan, 5.65%, 11/23/19	1,797,596	1,815,572

		4,869,774

Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc., 1st Lien Tranche B Term Loan, 5.57%, 04/01/22	2,145,835	2,150,578

Software 0.3%
TIBCO Software, 1st Lien Tranche B Term Loan, 5.50%, 12/04/20	4,900,000	4,947,971

Speciality Retail 0.2%
Camping World, Inc., Tranche B Term Loan, 4.61%, 11/08/23	1,339,643	1,344,666
PetSmart Inc., 1st Lien Tranche B Term Loan, 4.02%, 03/11/22	1,965,000	1,874,119

		3,218,785

Total Loan Participation (cost $21,649,623)		21,804,893

Mortgage-Backed Securities 10.8%

	Principal Amount	Market Value
FNMA Pool
Pool# 464279 4.30%, 07/01/21	1,786,061	1,871,236
Pool# 874296 6.35%, 02/01/25	2,400,975	2,707,885
Pool# 464969 6.34%, 04/01/28	2,436,742	2,918,895
Pool# 468516 5.17%, 06/01/28	924,428	1,027,134
Pool# AM7073 6.41%, 01/01/30	1,533,240	1,719,102
Pool# 468127 5.70%, 05/01/41	1,218,243	1,389,589
Pool# AR9398 3.50%, 06/01/43	2,509,625	2,578,757
Pool# AN0360 3.95%, 12/01/45	10,000,000	10,145,318
Pool# AS7908 3.00%, 09/01/46	88,707,285	87,992,073
Pool# BC9003 3.00%, 11/01/46	54,406,615	53,967,957

Total Mortgage-Backed Securities (cost $169,826,668)		166,317,946

Municipal Bonds 2.4%

	Principal Amount	Market Value
California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,968,682
State of California, GO 5.70%, 11/01/21	10,250,000	11,652,200
6.65%, 03/01/22	4,000,000	4,702,400

		21,323,282

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB Series D, 7.46%, 10/01/46	6,000,000	8,486,640
Series D, 8.00%, 10/01/47	2,000,000	2,673,380

		11,160,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
New York 0.3%
New York City Transitional Finance Authority, RB, Series B, 2.40%, 08/01/25	$4,220,000	$4,014,275

Total Municipal Bonds (cost $33,694,629)		36,497,577

U.S. Government Agency Securities 1.4%

	Principal Amount	Market Value
FHLB 5.00%, 03/12/21	5,000,000	5,577,610
FNMA 0.00%, 06/01/17(g)	1,000,000	998,588
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,726,284

Total U.S. Government Agency Securities (cost $20,644,688)		22,302,482

U.S. Treasury Obligation 1.3%

	Principal Amount	Market Value
U.S. Treasury Note, 1.75%, 11/30/21(e)	20,000,000	19,869,540

Total U.S. Treasury Obligation (cost $19,760,179)		19,869,540

Repurchase Agreements 1.9%

	Principal Amount	Market Value
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $5,000,749, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $5,100,079.(h)	5,000,000	5,000,000
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,000,270, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $4,080,000. (h)	4,000,000	4,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,000,270, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $4,080,000.(h)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $16,881,294, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $17,217,758.(h)	16,880,155	16,880,155

Total Repurchase Agreements (cost $29,880,155)		29,880,155

Total Investments (cost $1,550,391,061) (i) — 101.3%		1,565,093,282
Liabilities in excess of other assets — (1.3)%		(19,825,442)

NET ASSETS — 100.0%		$1,545,267,840

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $398,274,505 which represents 25.77% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(c)	Fair valued security.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2017.
(e)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $70,368,643, which was collateralized by repurchase agreements with a total value of $29,880,155 and $42,974,123 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 04/15/17 - 02/15/47, a total value of $72,854,278.
(f)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date reflects the next call date.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $29,880,155.
(i)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,550,391,061, tax unrealized appreciation and depreciation were $27,935,609 and $(13,233,388), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

ACB	Agricultural Credit Bank
BV	Private Limited Liability Company
DAC	Designated Activity Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
UA	Excluded Liability Cooperative
ULC	Unlimited Liability Company

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
685	U.S. Treasury 2 Year Note	06/30/17	$148,270,391	$19,774
946	U.S. Treasury Long Bond	06/21/17	142,698,188	217,684

			$290,968,579	$237,458

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(1,217)	U.S. Treasury 10 Year Note	06/21/17	$151,592,563	$(188,444)
(1,932)	U.S. Treasury 5 Year Note	06/30/17	227,447,719	(1,073,494)

			$379,040,282	$(1,261,938)

At March 31, 2017, the Fund had $1,984,013 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$45,616,169	$—	$45,616,169
Automobiles	—	37,775,144	—	37,775,144
Home Equity	—	9,538,865	—	9,538,865
Other	—	156,453,873	12,456,737	168,910,610

Total Asset-Backed Securities	$—	$249,384,051	$12,456,737	$261,840,788

Collateralized Mortgage Obligations	—	41,027,722	—	41,027,722
Commercial Mortgage-Backed Securities	—	82,018,665	—	82,018,665
Corporate Bonds	—	876,980,814	—	876,980,814
Foreign Government Securities	—	6,552,700	—	6,552,700
Futures Contracts	237,458	—	—	237,458
Loan Participations	—	21,804,893	—	21,804,893
Mortgage-Backed Securities	—	166,317,946	—	166,317,946
Municipal Bonds	—	36,497,577	—	36,497,577
Repurchase Agreements	—	29,880,155	—	29,880,155
U.S. Government Agency Securities	—	22,302,482	—	22,302,482
U.S. Treasury Obligation	—	19,869,540	—	19,869,540

Total Assets	$237,458	$1,552,636,545	$12,456,737	$1,565,330,740

Liabilities:
Futures Contracts	$(1,261,938)	$—	$—	$(1,261,938)

Total Liabilities	$(1,261,938)	$—	$—	$(1,261,938)

Total	$(1,024,480)	$1,552,636,545	$12,456,737	$1,564,068,802

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

During the period ended March 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset- Backed Securities	Total
Balance as of 12/31/16	$4,707,829	$4,707,829
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(3,499)	(3,499)
Purchases	—	—
Sales	(374,671)	(374,671)
Transfers Into Level 3	8,127,078	8,127,078
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$12,456,737	$12,456,737

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/17	$(3,499)	$(3,499)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$237,458

Total		$237,458

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,261,938)

Total		$(1,261,938)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 9.3%

	Principal Amount	Market Value
Airlines 0.5%
American Airlines Class Pass Through Trust, Series 2016-2, Class AA, 3.20%, 06/15/28	$1,970,000	$1,927,015
American Airlines Pass Through Trust, Series 2016-2, Class A, 3.65%, 06/15/28	8,420,000	8,362,112

		10,289,127

Credit Card 4.1%
Chase Issuance Trust, Series 2016-A7, Class A7, 1.06%, 09/16/19	42,321,000	42,286,335
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	32,530,000	32,476,839

		74,763,174

Home Equity 0.6%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 1.30%, 12/25/35(a)	798,844	775,968
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 1.18%, 01/25/36(a)	1,528,233	1,499,566
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 1.26%, 02/25/36(a)	6,019,547	5,702,450
RASC Trust, Series 2004-KS5, Class MII1, 1.76%, 06/25/34(a)	973,116	851,936
Soundview Home Loan Trust, Series 2007-1, Class 2A3, 1.15%, 03/25/37(a)	965,566	926,107
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 1.13%, 05/25/36(a)	1,053,581	1,022,820

		10,778,847

Other 3.4%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.96%, 05/25/35(a)	3,954,000	3,686,736
Series 2006-NC1, Class A4, 1.29%, 01/25/36(a)	6,000,000	5,625,450
Series 2006-RFC1, Class A3, 1.13%, 05/25/36(a)	964,807	951,570
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 1.35%, 01/25/36(a)	1,310,593	1,290,726
Series 2006-WFH4, Class M1, 1.26%, 11/25/36(a)	4,968,000	4,521,865
Countrywide Asset-Backed Certificates, Series 2005-15, Class 2AV3, 1.35%, 04/25/36(a)	3,893,021	3,727,391
GSAMP Trust, Series 2006-HE1, Class M1, 1.37%, 01/25/36(a)	1,860,000	1,731,790
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.37%, 01/25/36(a)	2,000,000	1,826,877
J.P. Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 1.08%, 03/25/47(a)	1,037,882	662,131
Park Place Securities, Inc., Series 2004-WHQ2, Class M3, 2.02%, 02/25/35(a)	3,080,000	3,041,114
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M4, 2.63%, 12/25/34(a)	5,460,000	5,304,538
Popular ABS Mortgage Pass Through Trust, Series 2005-2, Class AV1B, 1.24%, 04/25/35(a)	2,330,563	2,259,459
Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 1.44%, 09/25/35(a)	4,779,000	4,623,235
RAMP Trust Series 2003-RS2, Class AII, 1.66%, 03/25/33(a)	1,020,931	927,726
Series 2006-RZ3, Class M1, 1.33%, 08/25/36(a)	5,010,000	4,194,940
Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 1.66%, 06/25/35(a)	3,640,000	3,382,111
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1.78%, 07/25/34(a)	2,117,442	2,043,039
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 1.56%, 11/25/35(a)	5,800,000	5,562,126
Series 2006-AM1, Class A4, 1.14%, 04/25/36(a)	456,713	447,953
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 05/20/21(b)	6,670,000	6,647,757

		62,458,534

Student Loan 0.7%
Navient Student Loan Trust Series 2016-6A, Class A1, 1.46%, 03/25/66(a)(b)	6,018,982	6,032,054
Series 2017-1A, Class A1, 1.17%, 07/26/66(a)(b)	7,020,000	7,022,404

		13,054,458

Total Asset-Backed Securities (cost $163,295,725)		171,344,140

Commercial Mortgage-Backed Securities 4.0%

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	1,929,050	1,942,761
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.48%, 04/15/47(a)	84,424	84,317
Series 2007-C3, Class A4, 5.88%, 05/15/46(a)	1,179,492	1,182,051
COMM Mortgage Trust Series 2013-CR6, Class XB, IO, 0.63%, 03/10/46(a)	33,000,000	984,024
Series 2013-LC6, Class XB, IO, 0.35%, 01/10/46(a)(b)	30,500,000	641,674
Series 2014-CR16, Class XA, IO, 1.20%, 04/10/47(a)	45,304,317	2,390,088
Series 2014-UBS3, Class XA, IO, 1.32%, 06/10/47(a)	26,888,060	1,635,031
Series 2014-UBS6, Class XA, IO, 1.05%, 12/10/47(a)	20,648,150	1,109,165
Series 2015-LC21, Class A4, 3.71%, 07/10/48	2,160,000	2,229,720
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49(a)	1,766,131	1,783,655
Commercial Mortgage Trust Series 2007-GG11, Class A4, 5.74%, 12/10/49	4,442,927	4,466,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
Commercial Mortgage Trust (continued)
Series 2014-CR17, Class XA, IO, 1.16%, 05/10/47(a)	$33,939,936	$1,814,504
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A4, 5.72%, 06/15/39(a)	278,926	278,780
Series 2007-C4, Class A4, 5.96%, 09/15/39(a)	867,106	871,278
Series 2007-C5, Class A4, 5.69%, 09/15/40(a)	2,430,597	2,441,213
Csail Commercial Mortgage Trust, Series 2015-C2, Class XA, IO, 0.87%, 06/15/57(a)	39,158,121	1,929,935
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49	1,800,000	1,816,543
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 0.90%, 05/10/50(a)	48,299,767	2,365,694
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.95%, 08/10/45(a)	2,133,121	2,130,916
Series 2014-GC18, Class XA, IO, 1.13%, 01/10/47(a)	66,107,985	3,526,306
Series 2014-GC26, Class XA, IO, 1.08%, 11/10/47(a)	35,774,830	2,123,419
Series 2015-GC32, Class A4, 3.76%, 07/10/48	2,250,000	2,343,063
Series 2015-GC34, Class AAB, 3.28%, 10/10/48	2,045,000	2,098,952
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A4, 5.83%, 02/12/49(a)	1,000,035	999,115
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	2,884,922	2,899,532
ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.79%, 06/12/50(a)	1,320,833	1,320,845
Series 2007-8, Class A3, 5.86%, 08/12/49(a)	175,179	175,923
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.19%, 06/15/47(a)	33,875,302	1,854,534
Series 2015-C24, Class A4, 3.73%, 05/15/48	4,795,000	4,969,271
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	4,550,000	4,746,786
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.76%, 06/15/49(a)	937,129	936,150
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class A4, 3.64%, 06/15/48	2,890,000	2,965,103
Series 2016-LC24, Class A4, 2.94%, 10/15/49	1,500,000	1,450,942
Series 2016-LC25, Class A4, 3.64%, 12/15/59	2,225,000	2,273,217
Series 2016-NXS6, Class A4, 2.92%, 11/15/49	4,700,000	4,539,741
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO, 1.38%, 03/15/47(a)	27,818,153	1,628,052

Total Commercial Mortgage-Backed Securities (cost $74,704,722)		72,948,432

Corporate Bonds 29.9%

	Principal Amount	Market Value
Aerospace & Defense 0.0%†
Arconic, Inc., 5.13%, 10/01/24	115,000	118,795

Airlines 0.5%
Delta Air Lines, Inc., 3.63%, 03/15/22	8,255,000	8,426,750

Auto Components 0.0%†
Icahn Enterprises LP, 4.88%, 03/15/19	295,000	297,950
IHO Verwaltungs GmbH, 4.50%, 09/15/23(b)(c)	200,000	197,750
ZF North America Capital, Inc., 4.00%, 04/29/20(b)	135,000	138,712

		634,412

Automobiles 0.2%
General Motors Co., 6.60%, 04/01/36	3,235,000	3,719,338

Banks 3.7%
Bank of America Corp., 2.15%, 11/09/20	8,280,000	8,205,290
4.45%, 03/03/26	6,110,000	6,266,086
Capital One NA, 2.35%, 08/17/18	7,784,473	7,833,507
2.35%, 01/31/20	9,840,000	9,842,047
CIT Group, Inc., 5.25%, 03/15/18	245,000	251,584
6.63%, 04/01/18(b)	565,000	588,306
5.00%, 05/15/18(b)	690,000	694,658
5.50%, 02/15/19(b)	130,000	136,663
3.88%, 02/19/19	295,000	302,006
Citibank NA, 2.00%, 03/20/19	9,930,000	9,964,139
Citigroup, Inc., 2.70%, 03/30/21	6,355,000	6,362,575
Huntington Bancshares, Inc., 2.30%, 01/14/22	5,560,000	5,418,681
PNC Bank NA, 1.70%, 12/07/18	4,580,000	4,579,066
Vnesheconombank Via VEB Finance plc, Reg. S, 6.90%, 07/09/20	200,000	219,438
Wells Fargo & Co., 2.10%, 07/26/21	7,305,000	7,154,678

		67,818,724

Beverages 0.9%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	13,155,000	13,302,336
4.90%, 02/01/46	2,495,000	2,696,406

		15,998,742

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 05/14/20	7,500,000	7,551,135

Building Products 0.0%†
Allegion plc, 5.88%, 09/15/23	90,000	96,075
USG Corp., 8.30%, 01/15/18	395,000	413,762
5.50%, 03/01/25(b)	115,000	119,600

		629,437

Capital Markets 2.3%
Credit Suisse Group AG, 3.57%, 01/09/23(b)	8,890,000	8,875,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), 5.15%, 05/22/45	$5,495,000	$5,773,789
Morgan Stanley, 2.50%, 04/21/21	5,000,000	4,973,000
3.88%, 01/27/26	4,100,000	4,154,530
3.63%, 01/20/27	9,160,000	9,093,095
MSCI, Inc., 5.25%, 11/15/24(b)	280,000	294,700
5.75%, 08/15/25(b)	245,000	260,313
UBS Group Funding Switzerland AG, 4.25%, 03/23/28(b)	8,465,000	8,586,295

		42,011,667

Chemicals 0.0%†
Ashland LLC, 3.88%, 04/15/18	145,000	147,175
CF Industries, Inc., 5.38%, 03/15/44	70,000	61,075
Momentive Performance Materials USA, Inc., 8.88%, 10/15/20(d)(e)(f)	105,000	0
Momentive Performance Materials, Inc., 3.88%, 10/24/21	105,000	103,294
NOVA Chemicals Corp., 5.00%, 05/01/25(b)	255,000	259,462
WR Grace & Co.-Conn., 5.13%, 10/01/21(b)	45,000	47,194

		618,200

Commercial Services & Supplies 0.1%
ADT Corp. (The), 4.88%, 07/15/32(b)	200,000	159,000
Aramark Services, Inc., 5.13%, 01/15/24	390,000	409,012
RR Donnelley & Sons Co., 7.63%, 06/15/20	510,000	546,975
7.88%, 03/15/21	155,000	166,625
6.50%, 11/15/23	670,000	649,900
6.00%, 04/01/24	160,000	149,000

		2,080,512

Communications Equipment 0.0%†
Aegis Merger Sub, Inc., 10.25%, 02/15/23(b)	90,000	99,450
CommScope Technologies LLC, 6.00%, 06/15/25(b)	190,000	199,025
Riverbed Technology, Inc., 8.88%, 03/01/23(b)	100,000	102,250

		400,725

Construction & Engineering 0.0%†
AECOM, 5.88%, 10/15/24	90,000	95,625

Consumer Finance 1.4%
Ally Financial, Inc., 3.25%, 09/29/17	265,000	265,994
6.25%, 12/01/17	740,000	759,432
3.60%, 05/21/18	455,000	460,688
3.25%, 11/05/18	290,000	291,995
8.00%, 03/15/20	820,000	920,450
American Express Credit Corp., 2.20%, 03/03/20	9,270,000	9,284,035
Ford Motor Credit Co. LLC, 3.10%, 05/04/23	4,985,000	4,863,630
General Motors Financial Co., Inc., 4.30%, 07/13/25	5,345,000	5,428,189
4.35%, 01/17/27	2,805,000	2,829,412
Navient Corp., 4.63%, 09/25/17	205,000	206,537
8.45%, 06/15/18	135,000	143,775
5.50%, 01/15/19	60,000	62,160
4.88%, 06/17/19	690,000	706,388

		26,222,685

Containers & Packaging 0.1%
Ardagh Packaging Finance plc, 6.00%, 02/15/25(b)	340,000	343,825
Ball Corp., 4.38%, 12/15/20	145,000	151,887
5.00%, 03/15/22	190,000	200,450
Berry Plastics Corp., 5.13%, 07/15/23	145,000	148,625
BWAY Holding Co., 9.13%, 08/15/21(b)	370,000	404,669
5.50%, 04/15/24(b)	160,000	161,301
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	430,000	442,367
6.87%, 02/15/21	103,702	106,553
5.13%, 07/15/23(b)	295,000	303,113
Sealed Air Corp., 5.50%, 09/15/25(b)	160,000	169,600

		2,432,390

Diversified Consumer Services 0.3%
Service Corp. International, 7.63%, 10/01/18	15,000	16,162
5.38%, 01/15/22	290,000	299,425
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)	150,000	153,750
University of Southern California, 3.03%, 10/01/39	4,690,000	4,232,228

		4,701,565

Diversified Financial Services 0.0%†
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22(b)	462,000	445,830

Diversified Telecommunication Services 3.7%
AT&T, Inc., 5.25%, 03/01/37	16,540,000	16,861,769
4.75%, 05/15/46	12,560,000	11,719,573
CCO Holdings LLC, 5.25%, 09/30/22	385,000	399,437
5.13%, 05/01/23(b)	385,000	396,550
5.75%, 02/15/26(b)	485,000	509,250
5.13%, 05/01/27(b)	90,000	90,450
5.88%, 05/01/27(b)	285,000	299,250
CenturyLink, Inc., Series S, 6.45%, 06/15/21	200,000	212,478
Series W, 6.75%, 12/01/23	180,000	187,650
Deutsche Telekom International Finance BV, 2.23%, 01/17/20(b)	6,795,000	6,776,219
Embarq Corp., 8.00%, 06/01/36	795,000	791,025
Frontier Communications Corp., 7.13%, 01/15/23	110,000	96,491
7.63%, 04/15/24	150,000	128,925
11.00%, 09/15/25	810,000	787,725
9.00%, 08/15/31	690,000	593,400
Intelsat Luxembourg SA, 7.75%, 06/01/21	100,000	60,000
8.13%, 06/01/23	635,000	383,778
Level 3 Financing, Inc., 5.38%, 08/15/22	545,000	563,394
5.38%, 01/15/24	100,000	102,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., (continued) 5.38%, 05/01/25	$55,000	$55,962
Qwest Corp., 6.88%, 09/15/33	377,000	375,402
SFR Group SA, 6.00%, 05/15/22(b)	995,000	1,031,069
7.38%, 05/01/26(b)	635,000	654,050
Telecom Italia Capital SA, 6.00%, 09/30/34	275,000	271,562
Telefonica Emisiones SAU, 5.21%, 03/08/47	6,095,000	6,169,749
Verizon Communications, Inc., 5.05%, 03/15/34	3,830,000	3,894,693
4.27%, 01/15/36	9,565,000	8,857,257
4.13%, 08/15/46	4,340,000	3,744,825
Virgin Media Finance plc, 5.25%, 02/15/22	365,000	339,450
Virgin Media Secured Finance plc, 5.50%, 08/15/26 (b)	260,000	263,900
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)	350,000	355,688
7.38%, 04/23/21(b)	210,000	218,400
Windstream Services LLC, 7.50%, 06/01/22	105,000	102,375

		67,294,121

Electric Utilities 1.4%
Abengoa Transmision Sur SA, 6.88%, 04/30/43(b)	199,580	213,551
Duke Energy Corp., 1.80%, 09/01/21	7,320,000	7,070,673
Exelon Corp., 4.45%, 04/15/46	4,340,000	4,299,920
Georgia Power Co., 3.25%, 03/30/27	6,315,000	6,120,144
Great Plains Energy, Inc., 4.85%, 04/01/47	3,010,000	3,085,759
IPALCO Enterprises, Inc., 5.00%, 05/01/18	325,000	333,937
Southern Co. (The), 4.40%, 07/01/46	4,205,000	4,019,110

		25,143,094

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC, 5.00%, 09/01/25	90,000	91,800
Flex Ltd., 5.00%, 02/15/23	110,000	117,510
Zebra Technologies Corp., 7.25%, 10/15/22	120,000	129,750

		339,060

Energy Equipment & Services 0.0%†
Precision Drilling Corp., 6.63%, 11/15/20	161,436	162,243
6.50%, 12/15/21	205,000	204,532
5.25%, 11/15/24	250,000	236,875

		603,650

Equity Real Estate Investment Trusts (REITs) 0.5%
Corporate Office Properties LP, 3.60%, 05/15/23	5,645,000	5,486,900
Equinix, Inc., 5.88%, 01/15/26	170,000	180,838
Iron Mountain, Inc., 6.00%, 08/15/23	255,000	268,388
5.75%, 08/15/24	240,000	244,800
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	220,000	232,100
MPT Operating Partnership LP, 6.38%, 02/15/22	95,000	98,206
6.38%, 03/01/24	175,000	188,125
5.50%, 05/01/24	370,000	376,475
5.25%, 08/01/26	240,000	236,400
Omega Healthcare Investors, Inc., 5.88%, 03/15/24	485,000	500,420
Sabra Health Care LP, 5.50%, 02/01/21	345,000	355,350
Uniti Group, Inc., 8.25%, 10/15/23	315,000	332,325

		8,500,327

Food & Staples Retailing 0.1%
Albertsons Cos. LLC, 6.63%, 06/15/24(b)	455,000	465,238
5.75%, 03/15/25(b)	285,000	276,450
Rite Aid Corp., 6.13%, 04/01/23(b)	345,000	341,981
Tesco plc, 5.50%, 11/15/17(b)	130,000	132,462

		1,216,131

Food Products 0.1%
Marfrig Holdings Europe BV, Reg. S, 8.00%, 06/08/23	200,000	208,960
Post Holdings, Inc., 6.00%, 12/15/22(b)	240,000	252,600
7.75%, 03/15/24(b)	150,000	165,406
5.50%, 03/01/25(b)	230,000	231,150
5.75%, 03/01/27(b)	185,000	184,538

		1,042,654

Gas Utilities 0.0%†
Ferrellgas LP, 6.75%, 01/15/22	300,000	283,500
6.75%, 06/15/23	320,000	300,800

		584,300

Health Care Equipment & Supplies 0.8%
Abbott Laboratories, 2.35%, 11/22/19	7,010,000	7,039,057
4.90%, 11/30/46	7,160,000	7,416,829
Mallinckrodt International Finance SA, 5.50%, 04/15/25(b)	110,000	101,200

		14,557,086

Health Care Providers & Services 0.3%
DaVita, Inc., 5.75%, 08/15/22	170,000	175,950
5.13%, 07/15/24	145,000	146,450
Fresenius Medical Care US Finance II, Inc., 6.50%, 09/15/18(b)	285,000	302,100
5.88%, 01/31/22(b)	140,000	151,550
4.75%, 10/15/24(b)	100,000	101,500
HCA, Inc., 6.50%, 02/15/20	255,000	279,067
5.88%, 03/15/22	545,000	599,500
4.75%, 05/01/23	70,000	72,975
5.00%, 03/15/24	380,000	398,525
5.25%, 04/15/25	255,000	270,937
5.88%, 02/15/26	190,000	200,450
5.25%, 06/15/26	155,000	163,138
4.50%, 02/15/27	185,000	185,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
IASIS Healthcare LLC, 8.38%, 05/15/19	$885,000	$847,388
LifePoint Health, Inc., 5.88%, 12/01/23	120,000	123,600
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	200,000	215,025
Tenet Healthcare Corp., 6.25%, 11/01/18	235,000	246,603
7.50%, 01/01/22(b)	315,000	340,200
8.13%, 04/01/22	130,000	135,688
6.88%, 11/15/31	75,000	64,312

		5,019,958

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, 4.63%, 01/15/22(b)	225,000	230,344
Boyd Gaming Corp., 6.88%, 05/15/23	85,000	91,587
6.38%, 04/01/26	200,000	214,000
Cedar Fair LP, 5.25%, 03/15/21	75,000	76,875
Eldorado Resorts, Inc., 7.00%, 08/01/23	130,000	139,425
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	465,000	468,776
GLP Capital LP, 4.38%, 11/01/18	250,000	256,562
4.88%, 11/01/20	420,000	439,614
5.38%, 11/01/23	180,000	190,800
Isle of Capri Casinos, Inc., 8.88%, 06/15/20	150,000	155,063
5.88%, 03/15/21	275,000	283,635
KFC Holding Co., 5.25%, 06/01/26(b)	195,000	198,413
MGM Resorts International, 8.63%, 02/01/19	530,000	581,675
6.63%, 12/15/21	165,000	182,531
NCL Corp. Ltd., 4.63%, 11/15/20(b)	405,000	413,606
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	155,000	167,400
Scientific Games International, Inc., 6.25%, 09/01/20	170,000	161,075
6.63%, 05/15/21	180,000	168,750
10.00%, 12/01/22	205,000	218,581
Six Flags Entertainment Corp., 5.25%, 01/15/21(b)	215,000	221,063
Station Casinos LLC, 7.50%, 03/01/21	160,000	166,400

		5,026,175

Household Durables 0.1%
CalAtlantic Group, Inc., 8.38%, 05/15/18	135,000	144,112
8.38%, 01/15/21	100,000	116,000
5.38%, 10/01/22	170,000	177,650
5.25%, 06/01/26	120,000	119,550
Lennar Corp., 4.75%, 12/15/17	490,000	495,513
4.75%, 11/15/22	360,000	370,800
4.88%, 12/15/23	70,000	71,575
Meritage Homes Corp., 4.50%, 03/01/18	145,000	147,538
6.00%, 06/01/25	115,000	119,816
Taylor Morrison Communities, Inc., 5.63%, 03/01/24(b)	130,000	134,550
Toll Brothers Finance Corp., 4.00%, 12/31/18	400,000	410,000
Toll Brothers Finance Corp., (continued) 4.38%, 04/15/23	75,000	75,891

		2,382,995

Household Products 0.0%†
Spectrum Brands, Inc., 5.75%, 07/15/25	95,000	100,463

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp., 6.00%, 01/15/22(b)	450,000	469,125
5.38%, 01/15/23	690,000	696,072
Dynegy, Inc., 5.88%, 06/01/23	165,000	151,181
7.63%, 11/01/24	160,000	152,800
NRG Energy, Inc., 6.25%, 07/15/22	430,000	439,675
6.63%, 03/15/23	260,000	266,013
7.25%, 05/15/26	480,000	494,400
6.63%, 01/15/27(b)	600,000	598,500
Talen Energy Supply LLC, 4.62%, 07/15/19(b)	405,000	414,112
4.60%, 12/15/21	690,000	584,775
6.50%, 06/01/25	135,000	114,413

		4,381,066

Internet & Direct Marketing Retail 0.0%†
Netflix, Inc., 5.50%, 02/15/22	200,000	212,500
4.38%, 11/15/26(b)	105,000	103,163
QVC, Inc., 3.13%, 04/01/19	195,000	198,014
5.13%, 07/02/22	175,000	183,701
5.45%, 08/15/34	215,000	198,278

		895,656

Internet Software & Services 0.0%†
Match Group, Inc., 6.75%, 12/15/22	140,000	146,650
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)	575,000	605,878
Zayo Group LLC, 6.00%, 04/01/23	20,000	21,125
5.75%, 01/15/27(b)	70,000	73,836

		847,489

IT Services 0.1%
First Data Corp., 7.00%, 12/01/23(b)	265,000	284,212
5.00%, 01/15/24(b)	795,000	808,913

		1,093,125

Machinery 0.1%
Case New Holland Industrial, Inc., 7.88%, 12/01/17	352,000	364,320
CNH Industrial Capital LLC, 4.88%, 04/01/21	115,000	120,750
CNH Industrial NV, 4.50%, 08/15/23	135,000	136,856
Novelis Corp., 6.25%, 08/15/24(b)	35,000	36,488
5.88%, 09/30/26(b)	200,000	204,250
Terex Corp., 6.50%, 04/01/20	300,000	304,875
Welbilt, Inc., 9.50%, 02/15/24	125,000	144,062

		1,311,601

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 3.2%
21st Century Fox America, Inc., 4.75%, 11/15/46(b)	$5,865,000	$5,878,707
Acosta, Inc., 7.75%, 10/01/22(b)	675,000	573,075
Altice Luxembourg SA, 7.75%, 05/15/22(b)	305,000	323,681
7.63%, 02/15/25(b)	220,000	232,513
Altice US Finance I Corp., 5.50%, 05/15/26(b)	200,000	205,500
AMC Entertainment Holdings, Inc., 5.75%, 06/15/25	235,000	240,875
6.13%, 05/15/27(b)	120,000	121,050
Cequel Communications Holdings I LLC, 6.38%, 09/15/20(b)	300,000	309,000
5.13%, 12/15/21(b)	360,000	365,400
Charter Communications Operating LLC, 3.58%, 07/23/20	6,240,000	6,418,701
4.91%, 07/23/25	11,485,000	12,135,832
6.48%, 10/23/45	4,360,000	5,019,825
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	95,000	95,712
CSC Holdings LLC, 7.63%, 07/15/18	380,000	403,275
10.88%, 10/15/25(b)	600,000	721,500
5.50%, 04/15/27(b)	155,000	157,519
DISH DBS Corp., 4.25%, 04/01/18	145,000	147,403
6.75%, 06/01/21	185,000	199,684
5.88%, 11/15/24	320,000	336,080
7.75%, 07/01/26	230,000	267,375
Gray Television, Inc., 5.13%, 10/15/24(b)	160,000	158,000
5.88%, 07/15/26(b)	55,000	55,962
iHeartCommunications, Inc., 11.25%, 03/01/21	830,000	651,550
Lamar Media Corp., 5.75%, 02/01/26	75,000	80,250
Liberty Interactive LLC, 8.50%, 07/15/29	180,000	199,800
MDC Partners, Inc., 6.50%, 05/01/24(b)	175,000	166,906
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(b)	20,000	20,300
Nielsen Finance LLC, 4.50%, 10/01/20	40,000	40,700
5.00%, 04/15/22(b)	855,000	874,237
Regal Entertainment Group, 5.75%, 03/15/22	310,000	323,563
Sinclair Television Group, Inc., 5.38%, 04/01/21	90,000	92,025
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	150,000	151,312
6.00%, 07/15/24(b)	190,000	203,537
5.38%, 07/15/26(b)	295,000	301,638
TEGNA, Inc., 5.13%, 10/15/19	260,000	266,175
5.13%, 07/15/20	185,000	191,244
Univision Communications, Inc., 5.13%, 05/15/23(b)	435,000	429,563
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)	200,000	201,250
Viacom, Inc., 2.75%, 12/15/19	5,655,000	5,696,315
3.88%, 04/01/24	3,980,000	3,989,055
3.45%, 10/04/26	4,885,000	4,646,402
4.38%, 03/15/43	5,820,000	5,044,613
WideOpenWest Finance LLC, 10.25%, 07/15/19	261,000	271,766
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)	365,000	364,964

		58,573,834

Metals & Mining 0.2%
Anglo American Capital plc, 2.63%, 09/27/17(b)	200,000	200,000
4.45%, 09/27/20(b)	100,000	104,000
ArcelorMittal, 7.75%, 10/15/39	860,000	976,100
First Quantum Minerals Ltd., 7.00%, 02/15/21(b)	565,000	581,950
7.25%, 05/15/22(b)	395,000	407,344
FMG Resources August 2006 Pty. Ltd., 9.75%, 03/01/22(b)	295,000	338,144
Freeport-McMoRan, Inc., 2.38%, 03/15/18	240,000	238,200
4.00%, 11/14/21	60,000	57,900
3.88%, 03/15/23	265,000	243,699
5.40%, 11/14/34	280,000	243,600
Hudbay Minerals, Inc., 7.25%, 01/15/23(b)	105,000	111,300
7.63%, 01/15/25(b)	280,000	303,800
Teck Resources Ltd., 4.75%, 01/15/22	110,000	113,597
6.25%, 07/15/41	160,000	166,000
Vale Overseas Ltd., 6.25%, 08/10/26	55,000	59,744

		4,145,378

Multiline Retail 0.0%†
Dollar Tree, Inc., 5.25%, 03/01/20	210,000	216,342
5.75%, 03/01/23	330,000	351,450

		567,792

Oil, Gas & Consumable Fuels 3.5%
Antero Midstream Partners LP, 5.38%, 09/15/24(b)	305,000	309,575
Antero Resources Corp., 5.38%, 11/01/21	230,000	236,231
5.13%, 12/01/22	330,000	334,331
Apache Corp., 4.75%, 04/15/43	3,290,000	3,284,177
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)	145,000	150,075
Bill Barrett Corp., 7.00%, 10/15/22	266,000	251,370
Chesapeake Energy Corp., 6.13%, 02/15/21	300,000	291,000
5.38%, 06/15/21	400,000	372,000
5.75%, 03/15/23	95,000	86,450
8.00%, 01/15/25(b)	415,000	415,000
Chevron Corp., 2.50%, 03/03/22	12,040,000	12,063,936
Concho Resources, Inc., 5.50%, 04/01/23	165,000	170,775
Continental Resources, Inc., 4.50%, 04/15/23	130,000	126,506
3.80%, 06/01/24	245,000	227,850
4.90%, 06/01/44	35,000	30,100
Crestwood Midstream Partners LP, 6.25%, 04/01/23	405,000	420,188
5.75%, 04/01/25(b)	185,000	188,931
DCP Midstream Operating LP, 2.50%, 12/01/17	290,000	289,275
9.75%, 03/15/19(b)	75,000	84,187
5.35%, 03/15/20(b)	95,000	98,325
4.75%, 09/30/21(b)	100,000	101,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, (continued)
8.13%, 08/16/30	$60,000	$70,500
6.45%, 11/03/36(b)	110,000	116,600
6.75%, 09/15/37(b)	195,000	209,625
5.85%, 05/21/43(a)(b)	115,000	104,938
5.60%, 04/01/44	130,000	119,600
Energy Transfer Equity LP, 7.50%, 10/15/20	300,000	334,500
5.88%, 01/15/24	225,000	239,062
5.50%, 06/01/27	115,000	120,175
Energy Transfer Partners LP, 4.15%, 10/01/20	4,500,000	4,672,822
6.50%, 02/01/42	4,250,000	4,588,062
EP Energy LLC, 9.38%, 05/01/20	730,000	688,171
7.75%, 09/01/22	195,000	157,950
6.38%, 06/15/23	725,000	556,437
Extraction Oil & Gas Holdings LLC, 7.88%, 07/15/21(b)	210,000	221,550
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	190,742	195,511
Halcon Resources Corp., 6.75%, 02/15/25(b)	225,000	220,950
Hess Corp., 4.30%, 04/01/27	8,340,000	8,191,640
KazMunayGas National Co. JSC, Reg. S, 9.13%, 07/02/18	300,000	323,197
Reg. S, 6.38%, 04/09/21	850,000	932,952
Kinder Morgan Energy Partners LP, 5.50%, 03/01/44	2,900,000	2,895,734
Kinder Morgan, Inc., 4.30%, 06/01/25	4,700,000	4,801,557
5.55%, 06/01/45	1,870,000	1,910,669
Newfield Exploration Co., 5.38%, 01/01/26	245,000	255,878
Noble Energy, Inc., 5.05%, 11/15/44	4,665,000	4,770,354
Oasis Petroleum, Inc., 6.88%, 03/15/22	310,000	317,750
ONEOK, Inc., 6.00%, 06/15/35	170,000	175,950
PDC Energy, Inc., 6.13%, 09/15/24(b)	50,000	51,250
Petrobras Global Finance BV, 6.88%, 01/20/40	170,000	161,840
Petroleos de Venezuela SA, Reg. S, 5.38%, 04/12/27	450,000	154,800
Range Resources Corp., 5.00%, 08/15/22(b)	150,000	148,500
5.00%, 03/15/23(b)	600,000	591,000
4.88%, 05/15/25	125,000	119,687
Regency Energy Partners LP, 5.50%, 04/15/23	385,000	399,919
Rockies Express Pipeline LLC, 6.85%, 07/15/18(b)	135,000	141,075
5.63%, 04/15/20(b)	335,000	352,588
7.50%, 07/15/38(b)	115,000	124,200
6.88%, 04/15/40(b)	220,000	230,450
Rose Rock Midstream LP, 5.63%, 11/15/23	420,000	411,600
Sanchez Energy Corp., 6.13%, 01/15/23	350,000	324,625
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200,000	211,555
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200,000	211,208
Sinopec Group Overseas Development 2016 Ltd., Reg. S, 3.50%, 05/03/26	200,000	197,435
SM Energy Co., 6.13%, 11/15/22	110,000	110,825
5.00%, 01/15/24	105,000	99,225
Summit Midstream Holdings LLC, 5.75%, 04/15/25	275,000	273,625
Targa Resources Partners LP, 4.25%, 11/15/23	455,000	444,762
6.75%, 03/15/24	225,000	244,125
5.13%, 02/01/25(b)	205,000	211,150
5.38%, 02/01/27(b)	185,000	191,475
Whiting Petroleum Corp., 5.00%, 03/15/19	195,000	194,513
5.75%, 03/15/21	200,000	198,000
6.25%, 04/01/23	350,000	348,250
Williams Cos., Inc. (The), 4.55%, 06/24/24	100,000	100,750
Series A, 7.50%, 01/15/31	50,000	58,250
5.75%, 06/24/44	195,000	195,975
WPX Energy, Inc., 5.25%, 09/15/24	150,000	145,125

		63,371,898

Personal Products 0.1%
Edgewell Personal Care Co., 4.70%, 05/19/21	130,000	136,175
4.70%, 05/24/22	450,000	468,000
Nature’s Bounty Co. (The), 7.63%, 05/15/21(b)	460,000	484,150

		1,088,325

Pharmaceuticals 1.2%
Endo Finance LLC, 5.38%, 01/15/23(b)	845,000	729,337
6.00%, 07/15/23(b)	340,000	297,500
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	9,105,000	9,039,380
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	9,380,000	9,273,068
Valeant Pharmaceuticals International, Inc., 5.50%, 03/01/23(b)	580,000	446,600
5.88%, 05/15/23(b)	1,865,000	1,447,706
6.13%, 04/15/25(b)	80,000	61,600

		21,295,191

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/01/22(b)	470,000	492,325
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	200,000	208,500

		700,825

Road & Rail 0.4%
Avis Budget Car Rental LLC, 5.50%, 04/01/23	205,000	198,081
6.38%, 04/01/24(b)	100,000	100,125
5.25%, 03/15/25(b)	105,000	97,125
ERAC USA Finance LLC, 2.70%, 11/01/23(b)	5,700,000	5,463,114
Hertz Corp. (The), 5.50%, 10/15/24(b)	405,000	351,844
Park Aerospace Holdings Ltd., 5.25%, 08/15/22(b)	755,000	785,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
Park Aerospace Holdings Ltd., (continued)
5.50%, 02/15/24(b)	$505,000	$525,200

		7,520,689

Semiconductors & Semiconductor Equipment 0.5%
Amkor Technology, Inc., 6.38%, 10/01/22	335,000	345,887
Broadcom Corp., 2.38%, 01/15/20(b)	7,420,000	7,419,102
Micron Technology, Inc., 5.25%, 08/01/23(b)	110,000	112,750
5.50%, 02/01/25	110,000	114,125
5.63%, 01/15/26(b)	95,000	99,988
NXP BV, 4.13%, 06/01/21(b)	200,000	207,500
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)	200,000	212,000

		8,511,352

Software 0.3%
Infor Software Parent LLC, 7.13%, 05/01/21(b)(c)	280,000	286,300
Nuance Communications, Inc., 5.38%, 08/15/20(b)	87,000	88,470
6.00%, 07/01/24(b)	445,000	460,575
Open Text Corp., 5.88%, 06/01/26(b)	255,000	267,112
Oracle Corp., 4.00%, 07/15/46	3,925,000	3,744,525
Symantec Corp., 5.00%, 04/15/25(b)	160,000	164,069

		5,011,051

Specialty Retail 0.0%†
L Brands, Inc., 5.63%, 10/15/23	140,000	146,300
Penske Automotive Group, Inc., 5.38%, 12/01/24	50,000	50,125
PetSmart, Inc., 7.13%, 03/15/23(b)	170,000	161,500

		357,925

Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc., 4.65%, 02/23/46	8,260,000	8,862,996
Diamond 1 Finance Corp., 4.42%, 06/15/21(b)	12,010,000	12,559,397
5.88%, 06/15/21(b)	140,000	147,187
6.02%, 06/15/26(b)	155,000	168,978
EMC Corp., 1.88%, 06/01/18	600,000	594,235
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	7,775,000	8,076,157
Western Digital Corp., 10.50%, 04/01/24	910,000	1,072,662

		31,481,612

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc., 4.88%, 05/15/26(b)	240,000	235,800

Tobacco 0.8%
Philip Morris International, Inc., 1.63%, 02/21/19	10,755,000	10,716,863
Reynolds American, Inc., 4.45%, 06/12/25	4,335,000	4,563,055

		15,279,918

Trading Companies & Distributors 0.1%
Aircastle Ltd., 4.63%, 12/15/18	765,000	790,819
5.50%, 02/15/22	150,000	160,875
5.00%, 04/01/23	105,000	110,512
HD Supply, Inc., 5.25%, 12/15/21(b)	340,000	357,425
5.75%, 04/15/24(b)	105,000	110,439
United Rentals North America, Inc., 5.75%, 11/15/24	90,000	93,825

		1,623,895

Wireless Telecommunication Services 0.3%
Hughes Satellite Systems Corp., 6.50%, 06/15/19	137,000	148,289
Sprint Communications, Inc., 9.00%, 11/15/18(b)	145,000	157,869
6.00%, 11/15/22	605,000	618,612
Sprint Corp., 7.25%, 09/15/21	380,000	410,210
7.88%, 09/15/23	810,000	897,075
7.13%, 06/15/24	875,000	934,062
Syniverse Holdings, Inc., 9.13%, 01/15/19	63,000	58,748
T-Mobile USA, Inc., 6.63%, 04/28/21	470,000	485,745
6.13%, 01/15/22	225,000	237,656
6.73%, 04/28/22	245,000	253,477
6.00%, 03/01/23	460,000	491,188
5.38%, 04/15/27	120,000	123,900
		4,816,831

Total Corporate Bonds (cost $544,040,758)		548,827,799

Foreign Government Securities 3.2%

	Principal Amount	Market Value
ARGENTINA 0.1%
Republic of Argentina, Reg. S, 6.88%, 04/22/21	200,000	214,800
5.63%, 01/26/22(b)	84,000	86,016
6.88%, 01/26/27(b)	126,000	127,764
8.28%, 12/31/33	574,836	613,637
Reg. S, 7.13%, 07/06/36	150,000	145,200
2.50%, 12/31/38(g)	1,280,000	806,400

		1,993,817

ARMENIA 0.0%†
Republic of Armenia, Reg. S, 7.15%, 03/26/25	200,000	214,125

AZERBAIJAN 0.1%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	446,000	489,039
State Oil Co. of the Azerbaijan Republic, Reg. S, 4.75%, 03/13/23	300,000	291,000
Reg. S, 6.95%, 03/18/30	250,000	263,490

		1,043,529

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
BELIZE 0.0%†
Belize Government Bond, Reg. S, 5.00%, 02/20/34(g)	$218,000	$141,700

BERMUDA 0.0%†
Bermuda Government Bond, 4.85%, 02/06/24(b)	200,000	210,534
Reg. S, 3.72%, 01/25/27	200,000	192,506

		403,040

BRAZIL 0.1%
Federative Republic of Brazil, 4.88%, 01/22/21	580,000	611,175
6.00%, 04/07/26	282,000	306,534
5.63%, 01/07/41	280,000	272,300
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 02/15/28	200,000	198,000

		1,388,009

CHILE 0.0%†
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/35	100,000	110,709

COLOMBIA 0.0%†
Republic of Colombia, 7.38%, 09/18/37	132,000	168,432
6.13%, 01/18/41	270,000	307,800

		476,232

COSTA RICA 0.0%†
Republic of Costa Rica, 7.16%, 03/12/45(b)	438,000	445,665

CROATIA 0.1%
Republic of Croatia, Reg. S, 6.75%, 11/05/19	230,000	250,426
Reg. S, 6.63%, 07/14/20	400,000	439,000
Reg. S, 6.38%, 03/24/21	200,000	221,000
Reg. S, 6.00%, 01/26/24	250,000	276,869

		1,187,295

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond, Reg. S, 6.88%, 01/29/26(b)	400,000	438,000
Reg. S, 7.45%, 04/30/44	440,000	484,000

		922,000

ECUADOR 0.0%†
Republic of Ecuador, 10.50%, 03/24/20(b)	386,000	409,160
Reg. S, 7.95%, 06/20/24	250,000	235,000

		644,160

EGYPT 0.0%†
Arab Republic of Egypt, Reg. S, 7.50%, 01/31/27	300,000	318,435
Reg. S, 6.88%, 04/30/40	100,000	93,874

		412,309

EL SALVADOR 0.0%†
Republic of El Salvador, Reg. S, 6.38%, 01/18/27	305,000	272,975
Reg. S, 8.63%, 02/28/29	292,000	301,490
Reg. S, 7.63%, 02/01/41	150,000	137,848

		712,313

GHANA 0.0%†
Republic of Ghana, Reg. S, 10.75%, 10/14/30	600,000	704,520

HUNGARY 0.0%†
Republic of Hungary, 7.63%, 03/29/41	280,000	406,319

INDONESIA 0.1%
Pertamina Persero PT, Reg. S, 5.63%, 05/20/43	580,000	595,672
Republic of Indonesia, Reg. S, 7.75%, 01/17/38	185,000	255,954
Reg. S, 5.13%, 01/15/45	250,000	264,930

		1,116,556

IRAQ 0.0%†
Republic of Iraq, Reg. S, 5.80%, 01/15/28	540,000	476,139

IVORY COAST 0.1%
Republic of Cote d’Ivoire, Reg. S, 5.75%, 12/31/32(g)	1,107,400	1,027,202

JAPAN 0.3%
Japan International Cooperation Agency, 2.13%, 10/20/26	4,960,000	4,631,787

KENYA 0.0%†
Republic of Kenya, Reg. S, 6.88%, 06/24/24	200,000	199,024

MEXICO 0.8%
Petroleos Mexicanos, 4.77%, 03/11/22(a)(b)	83,000	89,225
4.63%, 09/21/23	89,000	89,512
5.50%, 06/27/44	224,000	197,691
6.75%, 09/21/47	446,000	452,422
United Mexican States, 4.15%, 03/28/27	200,000	203,400
7.75%, 11/13/42	MXN 242,180,000	13,381,812
4.75%, 03/08/44	$100,000	97,250
5.75%, 10/12/10	550,000	547,250

		15,058,562

MONGOLIA 0.1%
Mongolia Government Bond, Reg. S, 10.88%, 04/06/21	200,000	229,991
Reg. S, 8.75%, 03/09/24	500,000	544,892

		774,883

MOROCCO 0.0%†
Kingdom of Morocco, Reg. S, 5.50%, 12/11/42	200,000	213,500

NIGERIA 0.0%†
Federal Republic of Nigeria, Reg. S, 7.88%, 02/16/32	200,000	208,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
OMAN 0.0%†
Oman Government Bond, Reg. S, 3.63%, 06/15/21	$200,000	$202,348
3.88%, 03/08/22	200,000	202,220

		404,568

PANAMA 0.0%†
Republic of Panama, 8.88%, 09/30/27	400,000	563,500

PERU 0.0%†
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)	338,000	354,900

RUSSIA 0.0%†
Russian Federal Bond - Eurobond, Reg. S, 3.50%, 01/16/19	200,000	205,300
Reg. S, 5.88%, 09/16/43	200,000	227,493

		432,793

SAUDI ARABIA 0.0%†
Saudi Arabia Government Bond, Reg. S, 3.25%, 10/26/26	200,000	194,400
Reg. S, 4.50%, 10/26/46	200,000	197,140

		391,540

SENEGAL 0.0%†
Republic of Senegal, Reg. S, 8.75%, 05/13/21	200,000	226,524

SERBIA 0.1%
Republic of Serbia, Reg. S, 4.88%, 02/25/20	200,000	207,308
Reg. S, 7.25%, 09/28/21	350,000	399,000
Reg. S, 6.75%, 11/01/24(g)	145,333	146,583

		752,891

SOUTH AFRICA 0.9%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(b)	200,000	201,934
Republic of South Africa, 4.30%, 10/12/28	377,000	353,849
6.50%, 02/28/41	ZAR 296,665,000	15,611,329

		16,167,112

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka, Reg. S, 6.85%, 11/03/25	$637,000	658,864
Reg. S, 6.83%, 07/18/26	200,000	206,723

		865,587

TUNISIA 0.0%†
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	255,000	245,501

TURKEY 0.1%
Export Credit Bank of Turkey, 5.38%, 10/24/23(b)	200,000	196,329
Republic of Turkey, 7.50%, 11/07/19	210,000	229,950
6.25%, 09/26/22	200,000	213,560
7.38%, 02/05/25	190,000	215,413
4.25%, 04/14/26	290,000	268,540
6.00%, 03/25/27	550,000	571,312

		1,695,104

UKRAINE 0.1%
Ukreximbank Via Biz Finance plc, 9.63%, 04/27/22 (b)	240,000	240,720
Ukraine Government Bond, 7.75%, 09/01/20(b)	117,000	116,778
Reg. S, 7.75%, 09/01/23(b)	224,000	211,680
Reg. S, 7.75%, 09/01/25	130,000	120,248
Reg. S, 7.75%, 09/01/26	380,000	348,874
Reg. S, 7.75%, 09/01/27	250,000	229,375
0.00%, 05/31/40(a)(b)	228,000	84,246

		1,351,921

URUGUAY 0.0%†
Uruguay Government International Bond, 5.10%, 06/18/50	391,000	375,849

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Petroleos de Venezuela SA, Reg. S, 6.00%, 05/16/24	250,000	91,500
Bolivarian Republic of Venezuela, Reg. S, 8.25%, 10/13/24	210,000	93,975

		185,475

VIETNAM 0.0%†
Vietnam Government Bond, Reg. S, 6.75%, 01/29/20	120,000	131,212

Total Foreign Government Securities (cost $68,207,090)		59,056,372

Mortgage-Backed Securities 28.4%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# G13072 5.00%, 04/01/23	5,863	6,273
Pool# G13122 5.00%, 04/01/23	2,285	2,449
Pool# G13225 5.00%, 06/01/23	52,519	56,195
Pool# J08443 5.00%, 07/01/23	27,263	28,959
Pool# C90824 4.50%, 04/01/24	433,007	463,541
Pool# C91128 5.50%, 12/01/27	18,833	20,861
Pool# G30698 5.00%, 07/01/31	117,732	128,092
Pool# V61427 2.50%, 12/01/31	1,579,127	1,581,980
Pool# G18626 2.50%, 01/01/32	2,023,109	2,026,138
Pool# C69707 5.50%, 08/01/32	4,257	4,719
Pool# A14186 5.50%, 10/01/33	830	932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# C01674 5.50%, 11/01/33	$10,614	$11,931
Pool# A24611 4.50%, 06/01/34	3,036	3,268
Pool# A23854 5.50%, 06/01/34	6,395	7,108
Pool# G08084 4.50%, 10/01/35	38,101	40,976
Pool# A39572 5.00%, 11/01/35	37,100	40,554
Pool# A39584 5.50%, 11/01/35	18,082	20,057
Pool# A41399 5.50%, 12/01/35	125,451	139,703
Pool# A49058 5.50%, 05/01/36	98,286	108,873
Pool# A52983 5.50%, 10/01/36	49,873	55,254
Pool# A61562 5.50%, 10/01/36	275,938	306,495
Pool# G02379 6.00%, 10/01/36	7,145	8,132
Pool# A57475 5.50%, 02/01/37	1,997	2,227
Pool# G02561 5.50%, 02/01/37	31,745	35,224
Pool# A58420 5.50%, 03/01/37	3,501	3,882
Pool# G03400 5.50%, 03/01/37	115,996	128,641
Pool# A60064 5.50%, 04/01/37	55,505	61,512
Pool# G02791 5.50%, 04/01/37	2,725	3,020
Pool# A60070 5.00%, 05/01/37	1,313	1,432
Pool# G05521 5.50%, 05/01/37	743,179	834,137
Pool# G02976 5.50%, 06/01/37	24,202	26,841
Pool# G08204 5.50%, 06/01/37	4,762	5,275
Pool# G08210 6.00%, 07/01/37	54,856	62,156
Pool# A65518 6.00%, 09/01/37	44,269	50,081
Pool# A68546 5.50%, 11/01/37	21,385	23,688
Pool# G03432 5.50%, 11/01/37	29,836	33,084
Pool# A69653 5.50%, 12/01/37	9,113	10,095
Pool# A70591 5.50%, 12/01/37	42,217	46,839
Pool# G03616 6.00%, 12/01/37	13,048	14,778
Pool# A71374 5.50%, 01/01/38	8,634	9,569
Pool# A71604 5.50%, 01/01/38	139,588	154,667
Pool# A72378 5.50%, 01/01/38	89,261	98,965
Pool# G03927 5.50%, 01/01/38	7,436	8,244
Pool# A73996 5.50%, 02/01/38	194,999	216,127
Pool# G03812 5.50%, 02/01/38	452,866	502,106
Pool# G03964 5.50%, 02/01/38	45,043	49,894
Pool# A72499 6.00%, 02/01/38	6,522	7,397
Pool# A75432 5.50%, 03/01/38	66,467	73,635
Pool# G04220 5.50%, 03/01/38	11,819	13,100
Pool# G08256 5.50%, 03/01/38	6,059	6,719
Pool# G04156 6.00%, 03/01/38	11,022	12,448
Pool# A75830 5.50%, 04/01/38	118,689	133,791
Pool# A76127 5.50%, 04/01/38	227,685	252,332
Pool# A76483 5.50%, 04/01/38	96,999	107,621
Pool# G04248 5.50%, 04/01/38	99,705	110,444
Pool# G08263 5.50%, 04/01/38	7,534	8,358
Pool# A76211 6.00%, 04/01/38	2,080	2,353
Pool# G04287 5.00%, 05/01/38	65,940	71,862
Pool# A76939 5.50%, 05/01/38	6,968	7,720
Pool# A77057 5.50%, 05/01/38	8,415	9,324
Pool# A77208 5.50%, 05/01/38	12,906	14,319
Pool# A77796 5.50%, 05/01/38	309,651	343,519
Pool# G04305 5.50%, 05/01/38	159,361	176,735
Pool# A77648 5.50%, 06/01/38	1,644	1,822
Pool# A77937 5.50%, 06/01/38	57,467	63,657
Pool# A78624 5.50%, 06/01/38	66,479	73,730
Pool# G04359 5.50%, 06/01/38	137,141	152,248
Pool# G04458 5.50%, 06/01/38	36,826	40,800
Pool# A78076 6.00%, 06/01/38	25,960	29,342
Pool# A78454 6.00%, 06/01/38	10,899	12,315
Pool# A78982 5.50%, 07/01/38	25,510	28,274
Pool# A79018 5.50%, 07/01/38	42,591	47,215
Pool# A79509 5.50%, 07/01/38	6,332	7,103
Pool# A79806 5.50%, 07/01/38	2,985	3,308
Pool# A79816 5.50%, 07/01/38	15,378	17,035
Pool# G04471 5.50%, 07/01/38	38,996	43,282
Pool# G05956 5.50%, 07/01/38	539,773	598,446
Pool# A80779 5.50%, 08/01/38	40,969	45,382
Pool# G04817 5.00%, 09/01/38	111,340	121,138
Pool# A81743 5.50%, 09/01/38	22,261	24,669
Pool# A82093 5.50%, 09/01/38	11,880	13,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# A82207 5.50%, 09/01/38	$853	$945
Pool# A82609 5.50%, 09/01/38	15,151	16,783
Pool# A82656 5.50%, 10/01/38	4,505	4,994
Pool# A82703 5.50%, 10/01/38	5,812	6,446
Pool# G04847 5.50%, 10/01/38	51,336	56,938
Pool# G05979 5.50%, 10/01/38	11,192	12,409
Pool# A82757 5.50%, 11/01/38	96,119	106,472
Pool# A82787 5.50%, 11/01/38	558,352	619,911
Pool# A83032 5.50%, 11/01/38	9,597	10,633
Pool# A83066 5.50%, 11/01/38	1,549	1,716
Pool# A83071 5.50%, 11/01/38	2,354	2,607
Pool# A83596 5.50%, 12/01/38	54,555	60,470
Pool# G05337 5.50%, 12/01/38	207,936	233,256
Pool# G08314 5.50%, 01/01/39	26,797	29,686
Pool# G08331 4.50%, 02/01/39	4,924	5,286
Pool# G08323 5.00%, 02/01/39	122,842	133,652
Pool# A84417 5.50%, 02/01/39	18,992	21,053
Pool# G05300 5.50%, 02/01/39	7,398	8,202
Pool# A84655 4.50%, 03/01/39	329,091	353,135
Pool# G05841 5.50%, 04/01/39	13,721	15,199
Pool# A86968 4.50%, 06/01/39	23,263	24,933
Pool# G05472 4.50%, 06/01/39	8,910	9,580
Pool# A87250 5.00%, 06/01/39	206,394	224,951
Pool# A87679 5.00%, 08/01/39	140,916	153,476
Pool# G07021 5.00%, 09/01/39	274,661	298,859
Pool# A89385 4.50%, 10/01/39	10,481	11,262
Pool# G05684 5.50%, 10/01/39	88,540	98,186
Pool# G06020 5.50%, 12/01/39	488,964	542,076
Pool# V80890 5.50%, 12/01/39	334,757	371,839
Pool# G05813 6.00%, 12/01/39	25,172	28,440
Pool# G05923 5.50%, 02/01/40	56,669	62,823
Pool# G06031 5.50%, 03/01/40	19,257	21,356
Pool# A91997 5.00%, 04/01/40	82,484	89,871
Pool# G05849 4.50%, 05/01/40	593,782	638,245
Pool# G06193 5.50%, 05/01/40	84,276	93,488
Pool# A92458 5.00%, 06/01/40	39,239	42,734
Pool# G08402 5.00%, 06/01/40	127,405	138,802
Pool# A92764 5.50%, 06/01/40	45,653	51,221
Pool# C03486 4.50%, 07/01/40	6,762	7,266
Pool# G06412 5.50%, 07/01/40	1,043,696	1,157,044
Pool# C03531 4.00%, 10/01/40	1,186,395	1,249,544
Pool# A94833 4.00%, 11/01/40	3,736,947	3,957,630
Pool# A95230 4.00%, 12/01/40	1,316,323	1,392,006
Pool# A96634 4.50%, 02/01/41	287,016	308,662
Pool# A97942 4.50%, 04/01/41	259,335	278,946
Pool# G08443 4.50%, 04/01/41	844,379	908,194
Pool# Q00876 4.50%, 05/01/41	1,194,296	1,284,562
Pool# Q00950 5.00%, 05/01/41	675,976	737,591
Pool# Q01198 5.50%, 06/01/41	31,312	34,727
Pool# G06956 4.50%, 08/01/41	1,061,145	1,141,284
Pool# Z40047 4.00%, 10/01/41	321,527	338,611
Pool# Q06344 4.00%, 02/01/42	2,972,154	3,136,828
Pool# G08479 3.50%, 03/01/42	435,258	447,122
Pool# Q08997 3.50%, 06/01/42	890,211	914,458
Pool# Q09004 3.50%, 06/01/42	669,726	687,982
Pool# C04008 4.00%, 06/01/42	1,069,490	1,126,562
Pool# C09004 3.50%, 07/01/42	1,017,049	1,044,772
Pool# G08500 3.50%, 07/01/42	599,911	616,264
Pool# G07083 4.00%, 07/01/42	440,022	464,489
Pool# Z40054 4.00%, 07/01/42	390,638	411,425
Pool# Q09896 3.50%, 08/01/42	523,876	538,156
Pool# Q11095 3.50%, 09/01/42	442,386	454,445
Pool# Q11348 3.50%, 09/01/42	1,701,352	1,747,732
Pool# Q12143 3.50%, 10/01/42	289,849	297,744
Pool# G07155 4.00%, 10/01/42	775,885	816,294
Pool# Q13765 4.00%, 12/01/42	420,005	444,766
Pool# Q16893 3.50%, 04/01/43	466,909	479,636
Pool# Q17389 3.50%, 04/01/43	1,125,821	1,157,466
Pool# Q18305 3.50%, 05/01/43	374,058	384,254
Pool# Q19476 3.50%, 06/01/43	485,614	498,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# Q19480 4.00%, 06/01/43	$3,137,283	$3,302,249
Pool# G07459 3.50%, 08/01/43	1,106,417	1,136,574
Pool# G08541 3.50%, 08/01/43	992,796	1,019,856
Pool# Q20857 3.50%, 08/01/43	868,863	895,840
Pool# Q20860 3.50%, 08/01/43	356,396	366,078
Pool# Q20680 4.00%, 10/01/43	384,071	403,367
Pool# V80509 4.00%, 10/01/43	462,461	486,408
Pool# G08558 4.00%, 11/01/43	223,265	234,367
Pool# G08559 4.50%, 11/01/43	1,283,866	1,377,135
Pool# Q22805 4.50%, 11/01/43	117,251	125,826
Pool# G08582 4.00%, 04/01/44	343,235	360,303
Pool# Q26367 4.00%, 05/01/44	212,894	224,626
Pool# G08587 4.50%, 05/01/44	793,903	851,007
Pool# G08596 4.50%, 07/01/44	1,530,217	1,640,030
Pool# Q27903 4.00%, 08/01/44	1,475,871	1,549,259
Pool# G07964 5.00%, 08/01/44	470,548	517,375
Pool# Q29916 4.00%, 11/01/44	1,404,127	1,473,948
Pool# C09070 4.00%, 12/01/44	551,234	578,644
Pool# C09071 4.00%, 02/01/45	1,813,567	1,903,748
Pool# G07961 3.50%, 03/01/45	1,112,924	1,142,791
Pool# G08633 4.00%, 03/01/45	4,066,889	4,269,118
Pool# Q32070 4.00%, 03/01/45	1,116,310	1,171,819
Pool# G08636 3.50%, 04/01/45	3,393,715	3,473,184
Pool# G08642 4.00%, 05/01/45	1,962,779	2,060,380
Pool# Q35164 4.00%, 05/01/45	1,109,982	1,165,497
Pool# Q33869 4.00%, 06/01/45	705,631	740,719
Pool# G08657 4.50%, 07/01/45	157,019	168,312
Pool# G08659 3.50%, 08/01/45	1,135,912	1,162,511
Pool# G08672 4.00%, 10/01/45	1,664,258	1,747,014
Pool# G08676 3.50%, 11/01/45	2,664,826	2,727,227
Pool# Q37023 4.00%, 11/01/45	2,439,309	2,560,605
Pool# G08681 3.50%, 12/01/45	1,179,089	1,206,700
Pool# G08686 3.00%, 01/01/46	528,446	523,941
Pool# Q38470 4.00%, 01/01/46	1,122,485	1,178,301
Pool# Q38473 4.00%, 01/01/46	2,162,992	2,270,548
Pool# V82196 4.50%, 01/01/46	403,284	433,759
Pool# G08699 4.00%, 03/01/46	1,791,509	1,880,593
Pool# G08706 3.50%, 05/01/46	813,227	832,270
Pool# Q40718 3.50%, 05/01/46	1,840,840	1,884,177
Pool# G08708 4.50%, 05/01/46	462,543	496,067
Pool# Q45458 4.00%, 08/01/46	2,904,450	3,048,875
Pool# G60724 3.00%, 10/01/46	3,181,288	3,158,854
Pool# G60782 3.00%, 10/01/46	3,427,174	3,397,956
Pool# Q43565 3.50%, 10/01/46	967,177	989,825
Pool# Q44452 3.00%, 11/01/46	3,577,418	3,546,919
Pool# G08737 3.00%, 12/01/46	460,027	456,105
Pool# G08741 3.00%, 01/01/47	3,112,943	3,086,405
Pool# G08747 3.00%, 02/01/47	3,977,761	3,943,824
Pool# V82942 3.00%, 02/01/47	4,126,479	4,091,274
FHLMC Gold Pool TBA 3.00%, 04/15/32	5,600,000	5,743,500
3.00%, 04/15/47	13,550,000	13,425,085
3.50%, 04/15/47	16,590,000	16,965,866
4.00%, 04/15/47	17,040,000	17,873,362
FNMA Pool
Pool# 669089 5.00%, 10/01/17	5,847	6,009
Pool# 555092 5.00%, 12/01/17	100,695	103,485
Pool# 709835 5.00%, 06/01/18	144,273	148,270
Pool# 730339 5.00%, 09/01/18	72,728	74,743
Pool# 687533 5.00%, 11/01/18	26,973	27,720
Pool# 748029 5.00%, 12/01/18	1,348	1,385
Pool# 770160 5.00%, 04/01/19	259,807	267,606
Pool# 845488 5.00%, 06/01/21	1,814	1,892
Pool# 254175 5.50%, 12/01/21	28,720	31,859
Pool# 969941 5.00%, 03/01/23	15,174	15,608
Pool# 254690 5.50%, 04/01/23	73,148	81,145
Pool# 982885 5.00%, 05/01/23	6,770	7,215
Pool# 254797 5.00%, 06/01/23	209,753	228,959
Pool# 975884 5.00%, 06/01/23	2,284	2,370
Pool# 254764 5.50%, 06/01/23	152,106	168,734
Pool# 987214 5.00%, 07/01/23	1,052	1,122
Pool# 254880 4.50%, 08/01/23	80,815	86,603
Pool# 976243 5.00%, 08/01/23	4,829	5,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 987456 5.00%, 08/01/23	$10,661	$10,996
Pool# 965102 5.00%, 09/01/23	2,082	2,139
Pool# 254911 5.00%, 10/01/23	40,086	43,757
Pool# 254985 5.00%, 11/01/23	525,034	573,107
Pool# 255582 5.00%, 01/01/25	2,729	2,979
Pool# 255627 5.00%, 02/01/25	258,168	281,806
Pool# 255667 5.00%, 03/01/25	3,654	3,988
Pool# 255713 4.50%, 04/01/25	78,938	84,756
Pool# 255892 5.00%, 09/01/25	460,950	503,156
Pool# 256170 5.00%, 03/01/26	367,844	401,525
Pool# 256294 5.00%, 05/01/26	1,493	1,630
Pool# 256639 5.00%, 02/01/27	316,061	345,001
Pool# 256640 5.50%, 03/01/27	24,770	27,492
Pool# 256676 5.50%, 04/01/27	24,401	27,079
Pool# 256820 5.00%, 07/01/27	218,236	238,218
Pool# AP7517 3.00%, 09/01/27	1,310,578	1,348,519
Pool# 256896 5.50%, 09/01/27	351,625	390,066
Pool# 257075 5.50%, 02/01/28	397,478	444,608
Pool# 889278 5.50%, 04/01/28	572,103	634,647
Pool# 257282 5.50%, 07/01/28	114,426	126,936
Pool# 257367 5.50%, 09/01/28	40,453	44,876
Pool# 257451 5.50%, 11/01/28	9,238	10,248
Pool# 995477 5.50%, 01/01/29	25,478	28,277
Pool# 930997 4.50%, 04/01/29	117,649	126,379
Pool# MA0082 5.00%, 05/01/29	366,513	402,680
Pool# AL0869 4.50%, 06/01/29	66,956	71,920
Pool# MA0097 5.00%, 06/01/29	78,228	85,447
Pool# AL8062 5.50%, 06/01/29	688,763	764,061
Pool# MA0130 5.00%, 07/01/29	512,398	560,031
Pool# AS3118 3.00%, 08/01/29	1,688,094	1,732,416
Pool# MA0171 4.50%, 09/01/29	45,381	48,757
Pool# MA2124 3.00%, 12/01/29	1,523,739	1,563,746
Pool# MA0295 5.00%, 01/01/30	450,000	491,752
Pool# AS4466 3.00%, 02/01/30	1,426,095	1,464,633
Pool# AX9538 3.00%, 02/01/30	1,971,695	2,023,802
Pool# 932716 5.00%, 04/01/30	12,660	13,824
Pool# AL7415 5.50%, 04/01/30	111,773	123,993
Pool# MA0436 5.50%, 04/01/30	54,574	60,658
Pool# AL6763 3.00%, 05/01/30	1,105,992	1,135,030
Pool# AY4218 3.00%, 05/01/30	1,389,426	1,425,906
Pool# AS5240 3.00%, 06/01/30	1,310,336	1,344,740
Pool# AD7853 4.50%, 06/01/30	334,184	359,050
Pool# AZ0886 3.00%, 07/01/30	1,100,779	1,129,681
Pool# AL6317 5.00%, 09/01/30	497,888	543,475
Pool# 890710 3.00%, 02/01/31	812,664	834,001
Pool# MA2596 3.00%, 04/01/31	591,157	606,678
Pool# 676643 5.00%, 01/01/33	98,464	108,128
Pool# 720679 5.00%, 06/01/33	9,571	10,500
Pool# 310100 5.00%, 08/01/33	217,418	238,496
Pool# 738166 5.00%, 09/01/33	3,061	3,356
Pool# 725027 5.00%, 11/01/33	272,139	298,440
Pool# 745944 5.00%, 12/01/33	81,146	88,974
Pool# 725422 5.00%, 04/01/34	57,079	62,557
Pool# 985615 5.50%, 04/01/34	191,944	214,465
Pool# 794978 5.50%, 10/01/34	47,172	52,428
Pool# 801596 5.50%, 10/01/34	67,974	76,075
Pool# AC2387 5.00%, 01/01/35	9,347	10,244
Pool# 735141 5.50%, 01/01/35	396,101	443,480
Pool# AD0308 5.00%, 03/01/35	571,105	626,830
Pool# 735382 5.00%, 04/01/35	128,718	140,846
Pool# 735403 5.00%, 04/01/35	424,991	464,833
Pool# 255706 5.50%, 05/01/35	3,119	3,461
Pool# 735578 5.00%, 06/01/35	224,074	245,120
Pool# 735581 5.00%, 06/01/35	1,208,874	1,322,761
Pool# 735795 5.00%, 06/01/35	756,054	827,795
Pool# 735667 5.00%, 07/01/35	6,106	6,688
Pool# 826201 5.00%, 07/01/35	37,357	40,827
Pool# 190360 5.00%, 08/01/35	479,983	525,186
Pool# 310099 5.00%, 08/01/35	1,510,892	1,653,222
Pool# 825753 5.50%, 08/01/35	21,763	24,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 834657 5.50%, 08/01/35	$3,306	$3,695
Pool# 836018 5.50%, 09/01/35	1,407	1,574
Pool# 735893 5.00%, 10/01/35	227,225	248,611
Pool# 835482 5.50%, 10/01/35	16,177	18,085
Pool# 863626 5.50%, 12/01/35	50,901	56,468
Pool# 745275 5.00%, 02/01/36	213,348	233,427
Pool# 865972 5.50%, 03/01/36	21,660	24,056
Pool# 891588 5.50%, 05/01/36	59,836	66,516
Pool# 885808 5.50%, 06/01/36	986	1,093
Pool# 885367 5.00%, 07/01/36	1,686	1,841
Pool# 745826 6.00%, 07/01/36	6,102	6,897
Pool# AI6495 5.00%, 09/01/36	598,333	655,504
Pool# 897267 5.50%, 10/01/36	28,550	31,826
Pool# 899215 6.00%, 10/01/36	22,375	25,294
Pool# 310107 5.00%, 11/01/36	88,756	97,108
Pool# 831922 5.50%, 11/01/36	4,245	4,722
Pool# 256513 5.50%, 12/01/36	24,327	27,133
Pool# 902752 5.50%, 12/01/36	2,770	3,089
Pool# 903013 5.50%, 12/01/36	59,622	66,465
Pool# 920078 5.50%, 12/01/36	8,213	9,148
Pool# 906869 6.00%, 12/01/36	86,309	97,448
Pool# 967685 5.50%, 01/01/37	25,178	28,146
Pool# 888222 6.00%, 02/01/37	18,158	20,510
Pool# 910242 5.00%, 03/01/37	2,588	2,826
Pool# 914049 6.00%, 03/01/37	80,999	91,545
Pool# 914752 5.50%, 04/01/37	15,625	17,402
Pool# 918011 5.00%, 05/01/37	83,073	90,679
Pool# 897640 5.50%, 05/01/37	22,400	24,882
Pool# 917988 6.00%, 05/01/37	20,328	22,956
Pool# 937788 5.00%, 06/01/37	1,217	1,329
Pool# 899562 5.50%, 06/01/37	15,393	17,165
Pool# 915639 6.00%, 06/01/37	42,771	48,291
Pool# 939984 6.00%, 06/01/37	46,582	52,593
Pool# 256822 5.00%, 07/01/37	1,892	2,065
Pool# 938175 5.50%, 07/01/37	6,668	7,419
Pool# 899598 6.00%, 07/01/37	5,003	5,654
Pool# 928483 6.00%, 07/01/37	24,443	27,604
Pool# 942052 6.00%, 07/01/37	19,331	21,837
Pool# 944526 6.00%, 07/01/37	7,867	8,882
Pool# 942290 5.50%, 08/01/37	23,149	25,804
Pool# 945218 5.50%, 08/01/37	5,345	5,933
Pool# AA0920 5.50%, 08/01/37	1,199,939	1,340,306
Pool# 936895 6.00%, 08/01/37	1,579	1,783
Pool# 888638 5.50%, 09/01/37	35,455	39,500
Pool# 952277 5.50%, 09/01/37	435	482
Pool# 952276 6.00%, 09/01/37	111,502	125,941
Pool# 933131 5.50%, 10/01/37	18,701	20,745
Pool# 943640 5.50%, 10/01/37	1,605	1,786
Pool# 946923 6.00%, 10/01/37	56,976	64,385
Pool# 955770 6.00%, 10/01/37	5,921	6,685
Pool# 960117 5.50%, 11/01/37	581	647
Pool# 933166 6.00%, 11/01/37	92,447	104,378
Pool# 956411 6.00%, 11/01/37	11,831	13,358
Pool# 959983 6.00%, 11/01/37	36,548	41,265
Pool# 959454 5.50%, 12/01/37	42,426	47,109
Pool# 967254 5.50%, 12/01/37	36,005	39,941
Pool# 977077 5.50%, 12/01/37	91,501	102,388
Pool# 929018 6.00%, 12/01/37	19,373	21,873
Pool# 966419 6.00%, 12/01/37	22,905	25,861
Pool# 961181 5.50%, 01/01/38	11,244	12,504
Pool# 961256 5.50%, 01/01/38	34,559	38,544
Pool# 961311 5.50%, 01/01/38	28,468	31,614
Pool# 966664 5.50%, 01/01/38	141,655	158,146
Pool# 961348 6.00%, 01/01/38	77,802	87,886
Pool# 965719 6.00%, 01/01/38	14,060	15,875
Pool# 960048 5.50%, 02/01/38	1,135	1,259
Pool# 969757 5.50%, 02/01/38	1,155	1,282
Pool# 969776 5.50%, 02/01/38	49,413	54,915
Pool# 972404 5.50%, 02/01/38	11,793	13,085
Pool# 972701 5.50%, 02/01/38	20,000	22,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 953613 5.50%, 03/01/38	$2,865	$3,190
Pool# 961849 5.50%, 03/01/38	24,198	26,983
Pool# 962344 5.50%, 03/01/38	301,475	336,237
Pool# 962371 5.50%, 03/01/38	21,880	24,374
Pool# 973775 5.50%, 03/01/38	25,256	28,136
Pool# 973794 5.50%, 03/01/38	52,904	58,830
Pool# 974674 5.50%, 03/01/38	25,986	28,994
Pool# 975186 5.50%, 03/01/38	74,868	83,462
Pool# 961992 6.00%, 03/01/38	65,947	74,458
Pool# 974532 5.00%, 04/01/38	15,034	16,410
Pool# 979504 5.00%, 04/01/38	31,629	34,525
Pool# 933777 5.50%, 04/01/38	7,997	8,923
Pool# 973726 6.00%, 04/01/38	95,281	107,617
Pool# 969268 5.50%, 05/01/38	2,000	2,219
Pool# 970232 5.50%, 05/01/38	5,230	5,821
Pool# 975049 5.50%, 05/01/38	94,343	104,676
Pool# 975127 5.50%, 05/01/38	159,988	177,478
Pool# 983284 5.50%, 05/01/38	267,027	296,265
Pool# 995048 5.50%, 05/01/38	72,791	81,138
Pool# 889509 6.00%, 05/01/38	35,904	40,578
Pool# 889579 6.00%, 05/01/38	52,043	59,025
Pool# 984000 5.00%, 06/01/38	35,083	38,811
Pool# 889561 5.50%, 06/01/38	485,000	539,990
Pool# 929594 5.50%, 06/01/38	199,388	221,225
Pool# 963774 5.50%, 06/01/38	84,222	93,875
Pool# 963958 5.50%, 06/01/38	672	748
Pool# 976213 5.50%, 06/01/38	7,516	8,367
Pool# 979984 5.50%, 06/01/38	32,879	36,574
Pool# 985559 5.50%, 06/01/38	57,364	63,924
Pool# 985731 5.50%, 06/01/38	14,519	16,107
Pool# 986519 5.50%, 06/01/38	3,951	4,391
Pool# 995018 5.50%, 06/01/38	63,426	70,648
Pool# 929714 5.50%, 07/01/38	249,661	278,371
Pool# 929737 5.50%, 07/01/38	1,583	1,759
Pool# 934333 5.50%, 07/01/38	73,747	81,829
Pool# 934351 5.50%, 07/01/38	13,343	14,801
Pool# 963975 5.50%, 07/01/38	51,656	57,606
Pool# 986245 5.50%, 07/01/38	5,601	6,213
Pool# 986999 5.50%, 07/01/38	34,975	38,799
Pool# 889962 5.50%, 08/01/38	187,010	208,369
Pool# 929824 5.50%, 08/01/38	33,762	37,559
Pool# 964970 5.50%, 08/01/38	18,231	20,310
Pool# 975697 5.50%, 08/01/38	8,907	9,927
Pool# 986062 5.50%, 08/01/38	5,273	5,883
Pool# 925973 6.00%, 08/01/38	14,842	16,758
Pool# 983378 6.00%, 08/01/38	27,058	30,550
Pool# 889995 5.50%, 09/01/38	237,614	264,832
Pool# 970818 5.50%, 09/01/38	43,675	48,673
Pool# 986938 5.50%, 09/01/38	6,155	6,854
Pool# 970650 5.50%, 10/01/38	57,103	63,346
Pool# 990786 5.50%, 10/01/38	29,780	33,228
Pool# 930071 6.00%, 10/01/38	187,567	211,774
Pool# 991002 6.00%, 10/01/38	2,355	2,659
Pool# 992035 6.00%, 10/01/38	5,717	6,454
Pool# 934645 5.50%, 11/01/38	45,317	50,456
Pool# 934665 5.50%, 11/01/38	35,368	39,235
Pool# 970809 5.50%, 11/01/38	12,028	13,349
Pool# 985805 5.50%, 11/01/38	69,060	77,074
Pool# 987994 5.50%, 11/01/38	25,345	28,116
Pool# 994637 5.50%, 11/01/38	230,520	256,985
Pool# 995759 5.50%, 11/01/38	357,600	398,888
Pool# AB0131 5.00%, 12/01/38	13,560	14,904
Pool# 930253 5.50%, 12/01/38	81,536	91,083
Pool# 934249 5.50%, 12/01/38	14,294	15,887
Pool# 970929 5.50%, 12/01/38	57,515	64,046
Pool# 991434 5.50%, 12/01/38	23,018	25,643
Pool# 992676 5.50%, 12/01/38	14,665	16,269
Pool# 992944 5.50%, 12/01/38	62,912	69,926
Pool# 993055 5.50%, 12/01/38	22,677	25,157
Pool# AA0694 5.50%, 12/01/38	41,309	45,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AD0385 5.50%, 12/01/38	$26,274	$29,290
Pool# 934231 5.00%, 01/01/39	2,401	2,621
Pool# 993100 5.50%, 01/01/39	18,970	21,064
Pool# 993111 5.50%, 01/01/39	25,793	28,612
Pool# AA0187 5.50%, 01/01/39	22,812	25,306
Pool# AA0729 5.50%, 02/01/39	357,824	399,197
Pool# AA1638 5.50%, 02/01/39	12,968	14,386
Pool# AD0306 5.50%, 03/01/39	9,119	10,165
Pool# AA4463 4.50%, 04/01/39	109,999	118,132
Pool# 935063 5.50%, 04/01/39	94,342	104,902
Pool# 995845 5.50%, 04/01/39	1,290	1,438
Pool# 935075 6.00%, 04/01/39	19,507	22,025
Pool# 995894 6.00%, 04/01/39	205,081	231,626
Pool# AB0733 4.50%, 06/01/39	119,121	127,908
Pool# 995862 5.00%, 07/01/39	61,973	67,647
Pool# AL0070 5.00%, 07/01/39	51,680	56,412
Pool# AC0017 5.50%, 09/01/39	14,935	16,656
Pool# AD0638 6.00%, 09/01/39	66,522	75,107
Pool# AL2875 5.00%, 11/01/39	232,861	254,247
Pool# 190399 5.50%, 11/01/39	8,434	9,391
Pool# AD1656 4.50%, 03/01/40	317,121	340,930
Pool# MA0389 5.50%, 04/01/40	39,371	43,863
Pool# 190404 4.50%, 05/01/40	144,962	156,018
Pool# AL0071 5.00%, 05/01/40	129,049	140,865
Pool# AB1316 5.50%, 05/01/40	103,227	115,024
Pool# AL0015 5.50%, 05/01/40	515,803	574,348
Pool# AB1149 5.00%, 06/01/40	162,721	178,059
Pool# AD6438 5.00%, 06/01/40	10,397	11,367
Pool# AD7849 5.00%, 06/01/40	254,976	278,722
Pool# AD7128 4.50%, 07/01/40	10,612	11,424
Pool# AB1259 5.00%, 07/01/40	581,984	636,857
Pool# AC9032 5.00%, 07/01/40	10,350	11,320
Pool# AD6856 5.00%, 07/01/40	5,258	5,746
Pool# AB1335 4.50%, 08/01/40	238,642	256,640
Pool# AB1389 4.50%, 08/01/40	621,859	668,856
Pool# AD8529 4.50%, 08/01/40	1,090,891	1,174,193
Pool# AE0271 5.00%, 08/01/40	958,691	1,048,033
Pool# AE3251 5.00%, 08/01/40	392,418	429,383
Pool# AD5283 4.50%, 09/01/40	36,658	39,357
Pool# AE0691 4.50%, 10/01/40	93,335	100,254
Pool# AE5471 4.50%, 10/01/40	8,586	9,243
Pool# AE2691 4.50%, 12/01/40	2,271,491	2,445,854
Pool# AH1560 4.00%, 01/01/41	488,741	514,429
Pool# AE0725 4.50%, 01/01/41	125,377	134,996
Pool# AL0791 4.00%, 02/01/41	641,760	678,392
Pool# AE0984 4.50%, 02/01/41	27,666	29,779
Pool# AL5782 5.50%, 03/01/41	476,469	531,388
Pool# AH4038 4.50%, 04/01/41	603,733	650,847
Pool# AH9471 4.50%, 04/01/41	709,763	765,805
Pool# AI0213 4.50%, 04/01/41	245,393	263,859
Pool# AI1193 4.50%, 04/01/41	114,441	123,191
Pool# AL0065 4.50%, 04/01/41	1,027,195	1,105,527
Pool# AI0706 5.00%, 04/01/41	107,290	117,236
Pool# AI2468 4.50%, 05/01/41	982,668	1,058,084
Pool# AI3506 4.50%, 06/01/41	41,200	44,423
Pool# AI4211 4.50%, 06/01/41	490,801	527,479
Pool# AI8194 4.50%, 08/01/41	756,839	813,741
Pool# 890603 5.00%, 08/01/41	19,802	21,615
Pool# AB3505 4.00%, 09/01/41	1,962,774	2,074,795
Pool# AJ1414 4.50%, 09/01/41	394,674	424,204
Pool# AJ1416 4.50%, 09/01/41	797,489	858,431
Pool# AJ0473 5.00%, 09/01/41	266,963	291,707
Pool# AL1319 4.50%, 10/01/41	185,617	199,336
Pool# AJ5269 4.00%, 11/01/41	2,965,144	3,121,958
Pool# AL1547 4.50%, 11/01/41	139,315	149,915
Pool# AB4102 3.50%, 12/01/41	371,972	382,428
Pool# AJ9278 3.50%, 12/01/41	1,005,533	1,034,142
Pool# AJ7686 4.00%, 12/01/41	4,051,544	4,282,747
Pool# AX5302 4.00%, 01/01/42	860,450	905,915
Pool# AK2818 4.50%, 01/01/42	393,078	422,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AL1354 4.50%, 01/01/42	$1,602,693	$1,723,044
Pool# AL4300 4.50%, 01/01/42	451,605	486,099
Pool# AK2415 4.00%, 02/01/42	994,151	1,046,741
Pool# AJ6790 4.50%, 02/01/42	176,242	189,003
Pool# AK4520 4.00%, 03/01/42	448,708	472,378
Pool# AK6743 4.00%, 03/01/42	180,683	190,240
Pool# AK6568 3.50%, 04/01/42	1,497,349	1,538,971
Pool# AK6846 3.50%, 04/01/42	1,041,851	1,070,598
Pool# AK9393 3.50%, 04/01/42	917,167	942,829
Pool# AL4029 4.50%, 04/01/42	421,522	453,475
Pool# AB7733 3.00%, 01/01/43	1,048,816	1,045,566
Pool# AL3714 3.50%, 01/01/43	1,577,081	1,620,858
Pool# AQ9328 3.50%, 01/01/43	280,614	288,413
Pool# AB8931 3.00%, 04/01/43	1,530,964	1,526,141
Pool# AB9046 3.50%, 04/01/43	1,582,090	1,625,725
Pool# AT1001 3.50%, 04/01/43	734,645	755,619
Pool# AT2021 3.50%, 04/01/43	1,362,591	1,400,435
Pool# AT5993 3.00%, 05/01/43	1,595,468	1,590,525
Pool# AB9374 3.50%, 05/01/43	735,343	755,243
Pool# AT7207 3.50%, 06/01/43	2,183,412	2,242,750
Pool# AS0044 3.00%, 07/01/43	920,474	917,385
Pool# AB9864 3.50%, 07/01/43	598,365	614,898
Pool# AS0331 3.00%, 08/01/43	377,713	376,445
Pool# AU3195 3.00%, 08/01/43	391,334	390,023
Pool# AU3735 3.00%, 08/01/43	1,902,479	1,896,196
Pool# AS0210 3.50%, 08/01/43	1,751,005	1,799,407
Pool# AS0212 3.50%, 08/01/43	2,468,531	2,535,291
Pool# AU0949 3.50%, 08/01/43	1,276,981	1,318,550
Pool# AU3742 3.50%, 08/01/43	1,016,924	1,044,875
Pool# AS0225 4.00%, 08/01/43	3,437,993	3,623,808
Pool# AU0993 4.50%, 08/01/43	128,449	137,745
Pool# AS0263 5.00%, 08/01/43	35,884	39,228
Pool# AS0516 3.00%, 09/01/43	886,046	882,984
Pool# AS0358 4.00%, 09/01/43	632,583	668,666
Pool# AS0531 4.00%, 09/01/43	800,769	846,448
Pool# AU6857 4.00%, 09/01/43	1,216,158	1,285,476
Pool# MA1600 3.50%, 10/01/43	1,730,761	1,777,525
Pool# AS0657 4.00%, 10/01/43	1,019,933	1,070,527
Pool# AU4386 4.00%, 10/01/43	467,075	492,087
Pool# AU9029 4.00%, 10/01/43	1,419,714	1,499,422
Pool# AU6939 4.50%, 10/01/43	323,594	347,006
Pool# AU9522 4.50%, 10/01/43	376,345	403,611
Pool# AS0837 5.00%, 10/01/43	1,387,223	1,515,580
Pool# AS1042 4.00%, 11/01/43	298,344	314,529
Pool# AU5057 4.00%, 11/01/43	843,563	885,009
Pool# AV0691 4.00%, 12/01/43	342,884	362,404
Pool# AV0664 4.50%, 12/01/43	1,459,918	1,566,977
Pool# AS1559 4.00%, 01/01/44	2,017,387	2,126,508
Pool# AL5946 5.00%, 01/01/44	1,308,333	1,428,126
Pool# AS1764 4.00%, 02/01/44	372,188	392,998
Pool# AS1774 4.00%, 02/01/44	148,942	156,235
Pool# MA1885 5.00%, 03/01/44	95,798	104,704
Pool# AS2276 4.50%, 04/01/44	21,898	23,513
Pool# AS2322 4.50%, 04/01/44	35,823	38,420
Pool# AW1847 4.50%, 04/01/44	181,893	195,110
Pool# MA1888 4.00%, 05/01/44	461,165	483,758
Pool# AL5853 5.00%, 05/01/44	1,128,265	1,237,044
Pool# AW2478 4.50%, 06/01/44	583,353	629,251
Pool# MA1926 4.50%, 06/01/44	986,749	1,062,013
Pool# AW9189 4.50%, 07/01/44	475,647	510,395
Pool# AL5573 5.00%, 07/01/44	330,350	360,891
Pool# AW8949 5.00%, 07/01/44	154,632	168,919
Pool# AL6223 4.50%, 08/01/44	3,523,824	3,782,997
Pool# AS3467 4.00%, 10/01/44	116,077	121,786
Pool# AS3634 4.00%, 10/01/44	1,607,151	1,686,087
Pool# AX0888 4.00%, 10/01/44	2,569,626	2,696,004
Pool# AX2491 4.00%, 10/01/44	1,030,384	1,081,117
Pool# AX2501 4.00%, 10/01/44	1,292,015	1,355,500
Pool# AS3656 4.50%, 10/01/44	78,291	83,936
Pool# AX4902 3.50%, 12/01/44	5,073,760	5,208,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AX4873 4.00%, 12/01/44	$1,073,405	$1,126,256
Pool# AL6432 4.00%, 01/01/45	2,518,611	2,642,477
Pool# MA2145 4.00%, 01/01/45	1,345,811	1,411,889
Pool# AS4515 4.00%, 02/01/45	2,427,006	2,546,102
Pool# AY1306 3.50%, 03/01/45	2,126,425	2,176,375
Pool# AS4630 4.00%, 03/01/45	2,826,955	2,965,854
Pool# AY1363 4.00%, 04/01/45	1,535,559	1,610,734
Pool# AY4205 3.00%, 05/01/45	792,553	787,765
Pool# AS5175 3.50%, 06/01/45	1,985,839	2,038,571
Pool# AZ0869 4.00%, 07/01/45	1,475,011	1,547,759
Pool# MA2342 4.00%, 07/01/45	933,660	979,572
Pool# MA2415 4.00%, 10/01/45	1,999,784	2,098,231
Pool# MA2471 3.50%, 12/01/45	184,945	189,290
Pool# AS6400 4.00%, 12/01/45	1,603,540	1,682,607
Pool# AS6464 3.50%, 01/01/46	1,614,365	1,657,417
Pool# BC1105 3.50%, 02/01/46	1,929,736	1,975,066
Pool# BC2733 3.00%, 05/01/46	2,372,575	2,353,446
Pool# BC9420 4.50%, 05/01/46	83,524	89,689
Pool# AS7558 4.00%, 07/01/46	1,665,799	1,749,334
Pool# AS8072 3.00%, 10/01/46	3,479,610	3,451,555
Pool# BE0991 3.00%, 10/01/46	1,503,057	1,490,938
Pool# AS8143 4.00%, 10/01/46	3,106,469	3,259,794
Pool# AS8157 4.50%, 10/01/46	270,499	290,677
Pool# AS8269 3.00%, 11/01/46	507,633	503,540
Pool# AS8414 3.00%, 11/01/46	2,976,312	2,952,315
Pool# BC9003 3.00%, 11/01/46	2,660,937	2,639,483
Pool# MA2825 4.50%, 11/01/46	505,293	542,986
Pool# BC9083 3.00%, 12/01/46	989,434	981,457
Pool# BE1966 3.00%, 12/01/46	164,015	162,693
Pool# BE4247 3.00%, 12/01/46	327,240	324,602
Pool# BE4629 3.00%, 12/01/46	2,445,853	2,426,132
Pool# MA2833 3.00%, 12/01/46	1,973,864	1,957,949
Pool# MA2836 4.50%, 12/01/46	1,058,092	1,137,021
Pool# MA2863 3.00%, 01/01/47	156,558	155,296
Pool# MA2872 4.50%, 01/01/47	1,294,912	1,391,508
Pool# MA2895 3.00%, 02/01/47	2,104,413	2,087,434
FNMA TBA 3.00%, 04/19/17	20,090,000	19,914,212
3.00%, 04/25/32	2,760,000	2,829,904
3.50%, 04/25/47	17,050,000	17,440,285
4.00%, 04/25/47	23,800,000	24,963,968
4.50%, 04/25/47	8,865,000	9,504,942
GNMA I Pool
Pool# 618988 6.00%, 06/15/34	11,843	13,414
Pool# 689575 6.50%, 07/15/38	10,404	11,800
GNMA II Pool
Pool# MA0699 3.50%, 01/20/43	1,706,998	1,777,548
Pool# MA0783 3.50%, 02/20/43	2,113,031	2,200,363
Pool# MA2679 4.00%, 03/20/45	41,464	43,825
Pool# MA2892 3.50%, 06/20/45	167,221	173,583
Pool# MA3035 4.00%, 08/20/45	93,905	99,285
Pool# MA3106 4.00%, 09/20/45	2,533,653	2,677,947
Pool# MA3245 4.00%, 11/20/45	2,590,930	2,738,485
Pool# MA3803 3.50%, 07/20/46	948,819	984,918
Pool# MA3936 3.00%, 09/20/46	2,311,302	2,334,290
Pool# MA4068 3.00%, 11/20/46	634,220	640,528
Pool# MA4126 3.00%, 12/20/46	1,985,272	2,005,017
Pool# MA4127 3.50%, 12/20/46	2,436,340	2,529,034
Pool# MA4196 3.50%, 01/20/47	3,321,643	3,448,019
Pool# MA4261 3.00%, 02/20/47	4,140,459	4,181,639
Pool# MA4322 4.00%, 03/20/47	690,000	729,455
GNMA II TBA
3.00%, 04/15/47	14,430,000	14,556,263
3.50%, 04/15/47	10,910,000	11,312,306
4.00%, 04/15/47	12,820,000	13,540,124

Total Mortgage-Backed Securities (cost $518,756,381)		520,074,168

Municipal Bond 0.2%

	Principal Amount	Market Value
California 0.2%
State of California, GO, 7.55%, 04/01/39	2,890,000	4,233,648

Total Municipal Bond (cost $4,632,496)		4,233,648

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Supranational 1.5%

	Principal Amount	Market Value
International Bank for Reconstruction & Development 0.63%, 05/02/17	$5,000,000	$4,998,300
1.00%, 11/15/17	7,750,000	7,739,305
International Finance Corp., 1.00%, 04/24/17	15,000,000	14,998,215

Total Supranational (cost $27,751,569)		27,735,820

U.S. Government Agency Securities 3.7%

	Principal Amount	Market Value
FHLB 0.63%, 10/26/17	10,500,000	10,479,494
1.00%, 12/12/17	25,000,000	24,991,975
5.50%, 07/15/36	6,440,000	8,531,667
FNMA 1.60%, 12/24/20	4,690,000	4,630,123
6.25%, 05/15/29	5,615,000	7,515,194
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(i)	10,693,000	7,076,360
Tennessee Valley Authority 5.25%, 09/15/39	480,000	605,697
4.63%, 09/15/60	2,693,000	3,073,332

Total U.S. Government Agency Securities (cost $67,530,855)		66,903,842

U.S. Treasury Obligations 26.2%

	Principal Amount	Market Value
U.S. Treasury Bonds 5.50%, 08/15/28	30,665,000	39,816,601
4.50%, 02/15/36	12,740,000	16,156,906
3.88%, 08/15/40	32,515,000	37,590,397
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/26(a)(h)	63,345,000	87,930,217
2.50%, 01/15/29(a)(h)	5,725,000	7,916,511
3.88%, 04/15/29(a)(h)	36,545,000	74,649,631
U.S. Treasury Inflation Indexed Note, 0.25%, 01/15/25(a)(h)	35,315,000	35,899,430
U.S. Treasury Notes 0.75%, 01/31/18	64,200,000	64,044,508
0.88%, 01/31/18	9,600,000	9,586,493
3.63%, 08/15/19	5,210,000	5,486,984
1.38%, 04/30/20	57,470,000	57,166,961
2.13%, 12/31/21	10,600,000	10,700,202
2.75%, 02/15/24	7,810,000	8,081,522
1.63%, 02/15/26	26,490,000	24,905,765

Total U.S. Treasury Obligations (cost $482,405,713)		479,932,128

Common Stocks 0.0%†

	Shares	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Pacific Exploration and Production Corp.*	2,544	81,167

Total Common Stocks (cost $108,583)		81,167

Total Investments (cost $1,951,433,892) (j) — 106.4%		1,951,137,516
Liabilities in excess of other assets — (6.4)%		(116,789,542)

NET ASSETS — 100.0%		$1,834,347,974

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $119,122,544 which represents 6.50% of net assets.
(c)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	Fair valued security.
(e)	Illiquid security.
(f)	Security in default.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2017.
(h)	Principal amounts are not adjusted for inflation.
(i)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(j)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,957,344,007, tax unrealized appreciation and depreciation were $ 22,289,757 and $(28,496,248), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

AG	Stock Corporation
BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FHLB	Federal Home Loan Banks
FNMA	Federal National Mortgage Association
GmbH	Limited Liability Company
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
PT	Limited Liability Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
S de RL de CV	Limited Liability Variable Stock Corporation
SA	Stock Company
SAU	Single Shareholder Corporation
TBA	To Be Announced
ULC	Unlimited Liability Company

Currency:
MXN	Mexican Peso
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
23	New Zealand Dollar Future	06/19/17	$1,609,770	$13,477
215	U.S. Treasury 10 Year Note	06/21/17	26,780,938	109,127
461	U.S. Treasury 10 Year Ultra Note	06/21/17	61,723,578	478,328
244	U.S. Treasury 5 Year Note	06/30/17	28,725,281	47,912

			$118,839,567	$648,844

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(25)	EURO FX CURR Future	06/19/17	$3,350,625	$(31,873)
(138)	EURO-BOBL	06/08/17	19,403,385	116,133
(148)	EURO-BUXL Future	06/08/17	26,613,331	341,625
(332)	EURO-OAT Future	06/08/17	52,078,274	58,975
(124)	Long Gilt Future	06/28/17	19,820,777	(386,947)
(490)	Mexican Peso Future	06/19/17	12,921,300	(519,787)
(417)	South African Rand Future	06/19/17	15,361,238	462,228
(148)	U.S. Treasury 10 Year Ultra Note	06/21/17	23,772,500	(193,632)
(82)	U.S. Treasury Long Bond	06/21/17	12,369,188	(96,663)
(611)	USD 10 Year IRS Future	06/19/17	55,820,578	(546,177)

			$241,511,196	$(796,118)

GILT	Government index-Linked Treasury

At March 31, 2017, the Fund had $5,398,400 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$171,344,140	$—	$171,344,140
Commercial Mortgage-Backed Securities	—	72,948,432	—	72,948,432
Common Stocks	81,167	—	—	81,167
Corporate Bonds
Aerospace & Defense	—	118,795	—	118,795
Airlines	—	8,426,750	—	8,426,750
Auto Components	—	634,412	—	634,412
Automobiles	—	3,719,338	—	3,719,338
Banks	—	67,818,724	—	67,818,724
Beverages	—	15,998,742	—	15,998,742
Biotechnology	—	7,551,135	—	7,551,135
Building Products	—	629,437	—	629,437
Capital Markets	—	42,011,667	—	42,011,667
Chemicals	—	618,200	—	618,200
Commercial Services & Supplies	—	2,080,512	—	2,080,512
Communications Equipment	—	400,725	—	400,725
Construction & Engineering	—	95,625	—	95,625
Consumer Finance	—	26,222,685	—	26,222,685
Containers & Packaging	—	2,432,390	—	2,432,390
Diversified Consumer Services	—	4,701,565	—	4,701,565
Diversified Financial Services	—	445,830	—	445,830
Diversified Telecommunication Services	—	67,294,121	—	67,294,121
Electric Utilities	—	25,143,094	—	25,143,094
Electronic Equipment, Instruments & Components	—	339,060	—	339,060
Energy Equipment & Services	—	603,650	—	603,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Equity Real Estate Investment Trusts (REITs)	$—	$8,500,327	$—	$8,500,327
Food & Staples Retailing	—	1,216,131	—	1,216,131
Food Products	—	1,042,654	—	1,042,654
Gas Utilities	—	584,300	—	584,300
Health Care Equipment & Supplies	—	14,557,086	—	14,557,086
Health Care Providers & Services	—	5,019,958	—	5,019,958
Hotels, Restaurants & Leisure	—	5,026,175	—	5,026,175
Household Durables	—	2,382,995	—	2,382,995
Household Products	—	100,463	—	100,463
Independent Power and Renewable Electricity Producers	—	4,381,066	—	4,381,066
Internet & Direct Marketing Retail	—	895,656	—	895,656
Internet Software & Services	—	847,489	—	847,489
IT Services	—	1,093,125	—	1,093,125
Machinery	—	1,311,601	—	1,311,601
Media	—	58,573,834	—	58,573,834
Metals & Mining	—	4,145,378	—	4,145,378
Multiline Retail	—	567,792	—	567,792
Oil, Gas & Consumable Fuels	—	63,371,898	—	63,371,898
Personal Products	—	1,088,325	—	1,088,325
Pharmaceuticals	—	21,295,191	—	21,295,191
Professional Services	—	700,825	—	700,825
Road & Rail	—	7,520,689	—	7,520,689
Semiconductors & Semiconductor Equipment	—	8,511,352	—	8,511,352
Software	—	5,011,051	—	5,011,051
Specialty Retail	—	357,925	—	357,925
Technology Hardware, Storage & Peripherals	—	31,481,612	—	31,481,612
Textiles, Apparel & Luxury Goods	—	235,800	—	235,800
Tobacco	—	15,279,918	—	15,279,918
Trading Companies & Distributors	—	1,623,895	—	1,623,895
Wireless Telecommunication Services	—	4,816,831	—	4,816,831

Total Corporate Bonds	$—	$548,827,799	$—	$548,827,799

Foreign Government Securities	—	59,056,372	—	59,056,372
Futures Contracts	1,627,805	—	—	1,627,805
Mortgage-Backed Securities	—	520,074,168	—	520,074,168
Municipal Bond	—	4,233,648	—	4,233,648
Supranational	—	27,735,820	—	27,735,820
U.S. Government Agency Securities	—	66,903,842	—	66,903,842
U.S. Treasury Obligations	—	479,932,128	—	479,932,128

Total Assets	$1,708,972	$1,951,056,349	$—	$1,952,765,321

Liabilities:
Futures Contracts	$(1,775,079)	$—	$—	$(1,775,079)

Total Liabilities	$(1,775,079)	$—	$—	$(1,775,079)

Total	$(66,107)	$1,951,056,349	$—	$1,950,990,242

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2017, the Fund held one Corporate Bond investment that was categorized as a Level 3 investment whichwas valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,627,805

Total		$1,627,805

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,775,079)

Total		$(1,775,079)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 99.2%

	Shares	Market Value
ARGENTINA 0.4%
Internet Software & Services 0.4%
MercadoLibre, Inc.	3,045	$643,926

AUSTRALIA 0.7%
Metals & Mining 0.4%
Syrah Resources Ltd.*	287,901	622,226

Oil, Gas & Consumable Fuels 0.3%
Karoon Gas Australia Ltd.*	340,942	427,092

		1,049,318

BRAZIL 7.8%
Banks 3.2%
Banco Bradesco SA (Preference)*	153,304	1,585,633
Banco do Brasil SA*	207,147	2,234,510
Itau Unibanco Holding SA, ADR	95,670	1,154,737

		4,974,880

Chemicals 0.6%
Braskem SA (Preference), Class A	88,135	893,850

Commercial Services & Supplies 0.2%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA*	51,585	372,395

Diversified Telecommunication Services 1.4%
Telefonica Brasil SA, ADR*	79,900	1,186,515
Telefonica Brasil SA (Preference)	61,260	914,810

		2,101,325

Food Products 0.3%
JBS SA	159,364	519,743

Hotels, Restaurants & Leisure 0.3%
CVC Brasil Operadora e Agencia de Viagens SA	50,458	465,801

Independent Power and Renewable Electricity Producers 0.5%
AES Tiete SA	163,400	715,064

Media 0.2%
Smiles SA	15,705	318,053

Metals & Mining 0.5%
Vale SA*	75,378	717,278

Transportation Infrastructure 0.6%
CCR SA	174,900	1,008,415

		12,086,804

CHILE 0.6%
Electric Utilities 0.6%
Enel Americas SA	4,124,954	856,903

CHINA 24.0%
Auto Components 0.8%
Minth Group Ltd.	322,372	1,299,833

Banks 2.7%
China Construction Bank Corp., H Shares	1,463,044	1,178,786
China Merchants Bank Co. Ltd., H Shares	333,217	881,815
Industrial & Commercial Bank of China Ltd., H Shares	3,424,000	2,240,488

		4,301,089

Beverages 0.4%
China Resources Beer Holdings Co. Ltd.	266,348	606,346

Capital Markets 0.3%
CITIC Securities Co. Ltd., H Shares	260,086	535,825

Construction & Engineering 0.6%
China State Construction International Holdings Ltd.	553,390	990,587

Diversified Consumer Services 0.6%
New Oriental Education & Technology Group, Inc., ADR*	14,436	871,646

Electrical Equipment 0.4%
Zhuzhou CRRC Times Electric Co. Ltd.	113,023	601,333

Electronic Equipment, Instruments & Components 0.4%
Sunny Optical Technology Group Co. Ltd.	81,500	596,447

Food Products 0.9%
China Mengniu Dairy Co. Ltd.	338,077	701,041
Dali Foods Group Co. Ltd.(a)	1,264,148	730,647

		1,431,688

Hotels, Restaurants & Leisure 0.6%
China Lodging Group Ltd., ADR*	14,410	894,141

Insurance 2.1%
China Life Insurance Co. Ltd., H Shares	155,080	474,472
PICC Property & Casualty Co., Ltd., H Shares	586,000	904,452
Ping An Insurance Group Co. of China Ltd., H Shares	336,184	1,884,127

		3,263,051

Internet & Direct Marketing Retail 2.6%
Ctrip.com International Ltd., ADR*	25,981	1,276,966
JD.com, Inc., ADR*	40,965	1,274,421
Vipshop Holdings Ltd., ADR*	106,377	1,419,069

		3,970,456

Internet Software & Services 9.3%
Alibaba Group Holding Ltd., ADR*	48,626	5,243,341
Baidu, Inc., ADR*	14,484	2,498,780
NetEase, Inc., ADR	4,500	1,278,000
Tencent Holdings Ltd.	194,111	5,592,244

		14,612,365

Machinery 0.5%
Haitian International Holdings Ltd.	309,286	720,032

Real Estate Management & Development 0.5%
China Resources Land Ltd.	279,777	756,699

Textiles, Apparel & Luxury Goods 0.5%
ANTA Sports Products Ltd.	282,495	781,577

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	107,031	1,177,074

		37,410,189

COLOMBIA 1.0%
Banks 0.5%
Bancolombia SA, ADR	20,000	797,400

Oil, Gas & Consumable Fuels 0.5%
Ecopetrol SA, ADR*	88,400	823,888

		1,621,288

CYPRUS 0.5%
Road & Rail 0.5%
Globaltrans Investment plc, GDR	119,023	853,232

GEORGIA 0.3%
Banks 0.3%
BGEO Group plc	12,845	516,499

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG 1.3%
Household Durables 0.5%
Techtronic Industries Co. Ltd.	178,500	$722,618

Marine 0.4%
Orient Overseas International Ltd.	119,535	638,473

Paper & Forest Products 0.4%
Lee & Man Paper Manufacturing Ltd.	876,000	670,022

		2,031,113

HUNGARY 0.9%
Banks 0.5%
OTP Bank plc	29,802	832,651

Oil, Gas & Consumable Fuels 0.4%
MOL Hungarian Oil & Gas plc	9,215	630,962

		1,463,613

INDIA 8.6%
Auto Components 0.5%
Motherson Sumi Systems Ltd.	122,890	703,810

Automobiles 1.2%
Maruti Suzuki India Ltd.	9,864	913,875
Tata Motors Ltd., ADR	26,800	955,420

		1,869,295

Banks 1.3%
HDFC Bank Ltd., ADR	26,600	2,000,852

Chemicals 0.4%
UPL Ltd.	59,113	661,804

Construction & Engineering 1.5%
IRB Infrastructure Developers Ltd.	102,004	371,276
Larsen & Toubro Ltd.	43,788	1,062,097
Voltas Ltd.	170,618	1,083,316

		2,516,689

Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	198,604	497,896

IT Services 0.9%
Tata Consultancy Services Ltd.	21,009	786,764
Tech Mahindra Ltd.	88,476	625,726

		1,412,490

Metals & Mining 0.9%
Hindalco Industries Ltd.	244,267	733,991
Hindustan Zinc Ltd.	138,004	614,046

		1,348,037

Oil, Gas & Consumable Fuels 0.5%
Coal India Ltd.	176,151	793,924

Pharmaceuticals 0.4%
Aurobindo Pharma Ltd.	55,487	576,987

Tobacco 0.7%
ITC Ltd.	241,350	1,042,054

		13,423,838

INDONESIA 2.8%
Banks 0.7%
Bank Mandiri Persero Tbk. PT	1,126,100	988,982

Diversified Telecommunication Services 0.5%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	27,160	846,577

Food Products 0.2%
Indofood CBP Sukses Makmur Tbk. PT	590,574	361,220

Media 0.3%
Media Nusantara Citra Tbk. PT	3,847,964	533,995

Oil, Gas & Consumable Fuels 0.4%
United Tractors Tbk. PT	332,296	661,444

Trading Companies & Distributors 0.7%
AKR Corporindo Tbk. PT	1,899,339	890,525

		4,282,743

LUXEMBOURG 1.2%
Energy Equipment & Services 0.4%
Tenaris SA, ADR	19,600	669,144

Metals & Mining 0.8%
Ternium SA, ADR	43,900	1,146,668

		1,815,812

MALAYSIA 0.3%
Airlines 0.3%
AirAsia Bhd.	658,391	467,097

MEXICO 4.1%
Banks 0.7%
Grupo Financiero Banorte SAB de CV, Class O	186,100	1,070,145

Beverages 1.2%
Arca Continental SAB de CV	107,925	749,966
Fomento Economico Mexicano SAB de CV	122,984	1,090,695

		1,840,661

Consumer Finance 0.4%
Unifin Financiera SAB de CV SOFOM ENR	263,021	668,712

Equity Real Estate Investment Trusts (REITs) 0.5%
PLA Administradora Industrial S de RL de CV*	444,391	726,796

Food Products 0.3%
Gruma SAB de CV, Class B	33,950	477,836

Metals & Mining 0.6%
Grupo Mexico SAB de CV Series B	293,757	883,048

Transportation Infrastructure 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,700	650,570

		6,317,768

PANAMA 0.6%
Airlines 0.6%
Copa Holdings SA, Class A	8,772	984,657

PERU 1.4%
Banks 1.4%
Credicorp Ltd.	12,906	2,107,550

PHILIPPINES 1.4%
Banks 0.5%
BDO Unibank, Inc.	353,415	828,332

Diversified Financial Services 0.4%
GT Capital Holdings, Inc.	24,665	562,668

Wireless Telecommunication Services 0.5%
Globe Telecom, Inc.	19,477	788,701

		2,179,701

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	54,553	827,426

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
RUSSIA 5.7%
Banks 2.1%
Sberbank of Russia PJSC, ADR	277,446	$3,201,414

Electric Utilities 0.5%
Inter RAO UES PJSC	10,475,063	746,793

Internet Software & Services 0.5%
Mail.Ru Group Ltd., GDR Reg. S*	37,118	820,308

Metals & Mining 0.6%
MMC Norilsk Nickel PJSC, ADR	27,296	428,274
Severstal PJSC, GDR Reg. S	40,122	577,488

		1,005,762

Oil, Gas & Consumable Fuels 2.0%
Lukoil PJSC, ADR	43,192	2,291,768
Rosneft Oil Co. PJSC	148,790	856,089

		3,147,857

		8,922,134

SOUTH AFRICA 4.4%
Chemicals 0.7%
Sasol Ltd.	36,016	1,055,762

Diversified Financial Services 1.0%
FirstRand Ltd.	461,930	1,598,315

Industrial Conglomerates 0.3%
Bidvest Group Ltd. (The)	42,046	481,932

Media 1.5%
Naspers Ltd., Class N	12,974	2,235,580

Multiline Retail 0.3%
Woolworths Holdings Ltd.	76,350	398,246

Paper & Forest Products 0.6%
Mondi plc	41,542	1,003,711

		6,773,546

SOUTH KOREA 16.1%
Auto Components 1.2%
Nexen Tire Corp.	49,513	620,110
S&T Motiv Co. Ltd.	10,825	479,885
Woory Industrial Co. Ltd.	30,899	736,699

		1,836,694

Automobiles 0.4%
Hyundai Motor Co. (Preference)	6,791	628,787

Banks 0.8%
Shinhan Financial Group Co. Ltd.	30,019	1,250,804

Chemicals 0.8%
LG Chem Ltd. (Preference)	3,441	585,942
Lotte Chemical Corp.	1,965	651,143

		1,237,085

Construction & Engineering 0.4%
Samsung Engineering Co. Ltd.*	58,051	667,343

Diversified Telecommunication Services 0.6%
KT Corp., ADR	59,078	994,283

Electric Utilities 0.3%
Korea Electric Power Corp.	11,356	472,697

Electronic Equipment, Instruments & Components 0.6%
Samsung SDI Co. Ltd.	7,384	911,579

Household Durables 0.3%
Coway Co. Ltd.	6,078	523,269

Insurance 0.8%
Dongbu Insurance Co. Ltd.	13,953	798,705
Samsung Fire & Marine Insurance Co. Ltd.	1,968	471,837

		1,270,542

Media 0.4%
Innocean Worldwide, Inc.	9,936	547,527

Metals & Mining 1.0%
Korea Zinc Co. Ltd.	1,734	670,382
POSCO	3,340	867,484

		1,537,866

Semiconductors & Semiconductor Equipment 1.4%
SK Hynix, Inc.	47,566	2,148,413

Software 0.5%
NCSoft Corp.	2,907	792,813

Technology Hardware, Storage & Peripherals 6.3%
Samsung Electronics Co. Ltd.	4,602	8,469,591
Samsung Electronics Co. Ltd. (Preference)	963	1,379,392

		9,848,983

Tobacco 0.3%
KT&G Corp.	4,699	409,875

		25,078,560

TAIWAN 10.8%
Communications Equipment 0.3%
Wistron NeWeb Corp.	191,992	539,763

Electronic Equipment, Instruments & Components 2.4%
Hon Hai Precision Industry Co. Ltd.	560,064	1,679,681
Largan Precision Co. Ltd.	13,000	2,047,499

		3,727,180

Health Care Equipment & Supplies 0.4%
Ginko International Co. Ltd.	70,137	642,542

Semiconductors & Semiconductor Equipment 6.0%
Advanced Semiconductor Engineering, Inc., ADR	115,600	749,088
Silicon Motion Technology Corp., ADR	16,970	793,348
Taiwan Semiconductor Manufacturing Co. Ltd.	576,835	3,617,121
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	122,700	4,029,467

		9,189,024

Technology Hardware, Storage & Peripherals 1.2%
Chicony Electronics Co. Ltd.	322,166	821,686
Pegatron Corp.	327,483	969,462

		1,791,148

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	341,000	837,242

		16,726,899

THAILAND 1.4%
Banks 0.7%
Bangkok Bank PCL REG	90,300	476,951
Kasikornbank PCL	103,500	569,553

		1,046,504

Health Care Providers & Services 0.3%
Bangkok Dusit Medical Services PCL, Class F	765,800	472,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)
Wireless Telecommunication Services 0.4%
Advanced Info Service PCL	10,225	$52,966
Total Access Communication PCL	441,204	564,891

		617,857

		2,136,832

TURKEY 1.2%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	103,118	772,622

Industrial Conglomerates 0.3%
KOC Holding A/S	106,429	449,595

Oil, Gas & Consumable Fuels 0.4%
Tupras Turkiye Petrol Rafinerileri A/S	26,893	668,132

		1,890,349

UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Emaar Properties PJSC	276,598	550,120

UNITED KINGDOM 0.8%
Personal Products 0.8%
Unilever NV, NYRS REG	24,300	1,207,224

Total Common Stocks (cost $129,128,033)		154,225,141

Total Investments (cost $129,128,033) (b) — 99.2%		154,225,141
Other assets in excess of liabilities — 0.8%		1,249,444

NET ASSETS — 100.0%		$155,474,585

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $730,647 which represents 0.47% of net assets.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $129,706,086, tax unrealized appreciation and depreciation were $27,504,871 and $(2,985,816), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
Bhd	Private Limited Company
ENR	Non-Regulated Entity
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
S de RL de CV	Public Traded Limited Liability Company
SGPS	Holding Enterprise
SOFOM	Multiple Purpose Financial Company
Tbk. PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$984,657	$467,097	$—	$1,451,754
Auto Components	—	3,840,337	—	3,840,337
Automobiles	955,420	2,315,284	—	3,270,704
Banks	13,140,177	10,776,925	—	23,917,102
Beverages	1,840,661	606,346	—	2,447,007
Capital Markets	—	535,825	—	535,825
Chemicals	893,850	2,954,651	—	3,848,501
Commercial Services & Supplies	372,395	—	—	372,395
Communications Equipment	—	539,763	—	539,763
Construction & Engineering	—	4,174,619	—	4,174,619
Consumer Finance	668,712	—	—	668,712
Diversified Consumer Services	871,646	—	—	871,646
Diversified Financial Services	—	2,160,983	—	2,160,983
Diversified Telecommunication Services	3,942,185	—	—	3,942,185
Electric Utilities	856,903	1,219,490	—	2,076,393
Electrical Equipment	—	1,099,229	—	1,099,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$5,235,206	$—	$5,235,206
Energy Equipment & Services	669,144	—	—	669,144
Equity Real Estate Investment Trusts (REITs)	726,796	—	—	726,796
Food Products	997,579	1,792,908	—	2,790,487
Health Care Equipment & Supplies	—	642,542	—	642,542
Health Care Providers & Services	—	472,471	—	472,471
Hotels, Restaurants & Leisure	1,359,942	—	—	1,359,942
Household Durables	—	1,245,887	—	1,245,887
Independent Power and Renewable Electricity Producers	715,064	—	—	715,064
Industrial Conglomerates	—	931,527	—	931,527
Insurance	—	4,533,593	—	4,533,593
Internet & Direct Marketing Retail	3,970,456	—	—	3,970,456
Internet Software & Services	10,484,355	5,592,244	—	16,076,599
IT Services	—	1,412,490	—	1,412,490
Machinery	—	720,032	—	720,032
Marine	—	638,473	—	638,473
Media	318,053	3,317,102	—	3,635,155
Metals & Mining	3,175,268	4,085,617	—	7,260,885
Multiline Retail	—	398,246	—	398,246
Oil, Gas & Consumable Fuels	3,115,656	4,865,069	—	7,980,725
Paper & Forest Products	—	1,673,733	—	1,673,733
Personal Products	1,207,224	—	—	1,207,224
Pharmaceuticals	—	576,987	—	576,987
Real Estate Management & Development	—	1,306,819	—	1,306,819
Road & Rail	—	853,232	—	853,232
Semiconductors & Semiconductor Equipment	5,571,903	5,765,534	—	11,337,437
Software	—	792,813	—	792,813
Technology Hardware, Storage & Peripherals	—	11,640,131	—	11,640,131
Textiles, Apparel & Luxury Goods	—	781,577	—	781,577
Tobacco	—	1,451,929	—	1,451,929
Trading Companies & Distributors	—	890,525	—	890,525
Transportation Infrastructure	1,658,985	—	—	1,658,985
Wireless Telecommunication Services	—	3,420,874	—	3,420,874

Total Common Stocks	$58,497,031	$95,728,110	$—	$154,225,141

Total	$58,497,031	$95,728,110	$—	$154,225,141

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Flexible Fixed Income Fund

Investment Companies 90.3%

	Shares	Market Value
Commodity 7.1%
PIMCO Variable Insurance Trust — Commodity Real Return Strategy Portfolio, Institutional Class	15,827	$117,434

Total Commodity (cost $116,664)		117,434

Fixed Income Funds 83.2%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	8,946	83,105
Federated NVIT High Income Bond Fund, Class Y(a)	62,497	418,730
Nationwide Core Plus Bond Fund, Class R6(a)	16,324	166,177
NVIT Bond Index Fund, Class Y(a)	20,655	215,434
NVIT Core Bond Fund, Class Y(a)	18,476	198,806
NVIT Multi Sector Bond Fund, Class Y(a)	26,741	248,690
NVIT Short Term Bond Fund, Class Y(a)	4,802	49,651

Total Fixed Income Funds (cost $1,363,365)		1,380,593

Total Investment Companies (cost $1,480,029)		1,498,027

Exchange Traded Fund 10.0%

	Shares	Market Value
Fixed Income Fund 10.0%
iShares JP Morgan USD Emerging Markets Bond Fund	1,456	165,547

Total Exchange Traded Fund (cost $162,440)		165,547

Total Investments (cost $1,642,469) (b) — 100.3%		1,663,574
Liabilities in excess of other assets — (0.3)%		(5,435)

NET ASSETS — 100.0%		$1,658,139

(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,680,619, tax unrealized appreciation and depreciation were $0 and $(17,045), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Flexible Fixed Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Exchange Traded Fund	$165,547	$—	$—	$165,547
Investment Companies	1,380,593	117,434	—	1,498,027

Total	$1,546,140	$117,434	$—	$1,663,574

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2017, the Fund had a transfer of an Investment Company from Level 1 to Level 2. The market value at the time of the transfer and at March 31, 2017, was $164,641 and $117,434, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At March 31, 2017, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Flexible Moderate Growth Fund

Investment Companies 100.2%

	Shares	Market Value
Alternative Assets 14.0%
Nationwide Portfolio Completion Fund, Class R6(a)	40,586	$390,844
Rydex Variable Trust - Global Managed Futures Strategy	9,685	157,184

Total Alternative Assets (cost $544,468)		548,028

Equity Funds 62.2%
Nationwide U.S. Small Cap Value Fund, Class R6(a)	19,491	274,623
NVIT Emerging Markets Fund, Class Y(a)	21,227	234,555
NVIT International Index Fund, Class Y(a)	55,207	508,458
NVIT Mid Cap Index Fund, Class Y(a)	18,672	470,354
NVIT Real Estate Fund, Class Y(a)	61,164	392,062
NVIT S&P 500 Index Fund, Class Y(a)	34,355	548,647

Total Equity Funds (cost $2,241,474)		2,428,699

Fixed Income Funds 24.0%
Federated NVIT High Income Bond Fund, Class Y(a)	52,674	352,916
NVIT Core Bond Fund, Class Y(a)	54,366	584,979

Total Fixed Income Funds (cost $926,377)		937,895

Total Investment Companies (cost $3,712,319)		3,914,622

Total Investments (cost $3,712,319) (b) — 100.2%		3,914,622
Liabilities in excess of other assets — (0.2)%		(7,684)

NET ASSETS — 100.0%		$3,906,938

(a)	Investment in affiliate.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $3,779,858, tax unrealized appreciation and depreciation were $162,175 and $(27,411), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Flexible Moderate Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 14.6%

	Principal Amount	Market Value
FHLMC REMICS Series 2468, Class TE, 5.50%, 07/15/17	$25,460	$25,554
Series 2517, Class BH, 5.50%, 10/15/17	99,781	100,465
Series 2509, Class LK, 5.50%, 10/15/17	137,317	138,290
Series 2985, Class JR, 4.50%, 06/15/25	5,238,844	5,549,086
Series 2922, Class GA, 5.50%, 05/15/34	1,085,118	1,136,026
FNMA REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	1,905,975	2,034,325
Series 1993-149, Class M, 7.00%, 08/25/23	479,838	530,684
Series 2005-40, Class YG, 5.00%, 05/25/25	5,036,145	5,394,392
Series 2015-92, Class PA, 2.50%, 12/25/41	8,416,097	8,362,948
Series 2013-59, Class MX, 2.50%, 09/25/42	34,298,791	34,442,047
Series 2015-88, Class JA, 2.50%, 12/25/45	7,425,693	7,450,528

Total Collateralized Mortgage Obligations (cost $64,858,740)		65,164,345

Corporate Bonds 11.0%

	Principal Amount	Market Value
Diversified Financial Services 11.0%
Private Export Funding Corp., Series X, 5.45%, 09/15/17	30,000,000	30,589,620
Series CC, 2.25%, 12/15/17	13,000,000	13,096,941
Series GG, 2.45%, 07/15/24	5,500,000	5,381,239

Total Corporate Bonds (cost $48,495,443)		49,067,800

Foreign Government Securities 3.5%

	Principal Amount	Market Value
UNITED STATES 3.5%
Republic of Iraq, 2.15%, 01/18/22	10,000,000	9,955,170
Ukraine Government AID Bond, 1.47%, 09/29/21	6,000,000	5,856,954

Total Foreign Government Securities (cost $16,000,000)		15,812,124

Mortgage-Backed Securities 19.4%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# Q33547, 3.50%, 05/01/45	$20,977,435	$21,501,758
FHLMC Non Gold Pool
Pool# 847558, 3.40%, 06/01/35(a)	2,181,433	2,326,406
FNMA Pool
Pool# 462260 5.60%, 09/01/18	2,438,855	2,436,346
Pool# 874142 5.56%, 12/01/21	10,622,340	11,936,845
Pool# 932840 3.50%, 12/01/25	1,031,587	1,074,738
Pool# AB2514 3.50%, 03/01/26	1,779,475	1,853,896
Pool# AK8393 2.50%, 03/01/27	1,355,738	1,370,755
Pool# AV7733 3.50%, 01/01/29	4,536,623	4,758,519
Pool# 745684 3.06%, 04/01/34(a)	4,756,172	5,026,447
Pool# 790760 2.91%, 09/01/34(a)	1,975,062	2,071,424
Pool# 799144 2.63%, 04/01/35(a)	729,288	772,702
Pool# 822705 2.87%, 04/01/35(a)	687,865	726,204
Pool# 815217 2.77%, 05/01/35(a)	1,165,641	1,223,435
Pool# 821377 2.86%, 05/01/35(a)	1,227,179	1,295,991
Pool# 783609 2.97%, 05/01/35(a)	968,340	1,025,658
Pool# 826181 2.88%, 07/01/35(a)	2,381,022	2,518,340
Pool# 873932 6.31%, 08/01/36	7,152,161	7,950,466
Pool# 745866 2.67%, 09/01/36(a)	5,821,790	6,120,926
GNMA I Pool
Pool# 711052 3.50%, 12/15/24	31,709	33,012
Pool# 748484 3.50%, 08/15/25	215,699	224,565
Pool# 682492 3.50%, 10/15/25	788,735	821,152
Pool# 719433 3.50%, 10/15/25	550,397	573,018
Pool# 682497 3.50%, 11/15/25	1,052,192	1,095,438
Pool# 705178 3.50%, 11/15/25	127,113	132,338
Pool# 733504 3.50%, 11/15/25	1,059,893	1,103,456
Pool# 740930 3.50%, 11/15/25	413,250	430,235
Pool# 742371 3.50%, 11/15/25	434,384	452,237
Pool# 749618 3.50%, 11/15/25	778,670	810,673
Pool# 750403 3.50%, 11/15/25	242,677	252,651
Pool# 682502 3.50%, 12/15/25	933,359	971,721

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Government Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 755650 3.50%, 12/15/25	$3,154,143	$3,283,780

Total Mortgage-Backed Securities (cost $83,189,321)		86,175,132

U.S. Government Agency Securities 25.3%

	Principal Amount	Market Value
Farmer Mac Guaranteed Notes Trust 5.13%, 04/19/17(b)	25,000,000	25,049,375
FHLB 1.88%, 03/08/19	10,000,000	10,097,000
1.63%, 06/14/19	15,000,000	15,066,120
1.88%, 03/13/20	10,000,000	10,076,430
FNMA 1.50%, 02/28/20(c)	5,000,000	4,987,965
1.88%, 09/24/26(c)	5,000,000	4,647,845
6.09%, 09/27/27	10,000,000	12,908,060
Tennessee Valley Authority 7.13%, 05/01/30(c)	20,721,000	29,696,653

Total U.S. Government Agency Securities (cost $111,715,624)		112,529,448

U.S. Treasury Obligations 24.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41	23,500,000	24,048,020
2.88%, 05/15/43	30,880,000	30,065,787
3.00%, 11/15/45	5,000,000	4,969,140
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/17(a)(d)	7,000,000	7,491,529
0.13%, 04/15/19(a)(d)	6,700,000	7,045,572
0.13%, 04/15/20(a)(d)	6,700,000	7,051,296
U.S. Treasury Notes 1.38%, 02/15/20(c)	4,500,000	4,485,762
2.13%, 12/31/22(e)	21,500,000	21,552,073

Total U.S. Treasury Obligations (cost $107,873,303)		106,709,179

Total Investments (cost $432,132,431) (f) — 97.8%		435,458,028
Other assets in excess of liabilities — 2.2%		9,790,468

NET ASSETS — 100.0%		$445,248,496

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $25,049,375 which represents 5.63% of net assets.
(c)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $15,722,306, which was collateralized by $16,183,620 in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 7.88%, and maturity dates ranging from 04/15/17 – 05/15/46.
(d)	Principal amounts are not adjusted for inflation.
(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f)	At March 31, 2017, the tax basis cost of the Fund’s investments was $432,132,431, tax unrealized appreciation and depreciation were $5,725,980 and $(2,400,383), respectively.

AID	Agency for International Development
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Government Bond Fund (Continued)

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
18	U.S. Treasury Ultra Bond	06/21/17	$2,891,250	$ 92,214

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(43)	U.S. Treasury 10 Year Ultra Bond	06/21/17	$5,757,297	$ (106,914)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$65,164,345	$—	$65,164,345
Corporate Bonds	—	49,067,800	—	49,067,800
Foreign Government Securities	—	15,812,124	—	15,812,124
Futures Contracts	92,214	—	—	92,214
Mortgage-Backed Securities	—	86,175,132	—	86,175,132
U.S. Government Agency Securities	—	112,529,448	—	112,529,448
U.S. Treasury Obligations	—	106,709,179	—	106,709,179

Total Assets	$92,214	$435,458,028	$—	$435,550,242

Liabilities:
Futures Contracts	$(106,914)	$—	$—	$(106,914)

Total Liabilities	$(106,914)	$—	$—	$(106,914)

Total	$(14,700)	$435,458,028	$—	$435,443,328

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Government Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$92,214

Total		$92,214

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(106,914)

Total		$(106,914)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.6%

	Shares	Market Value
AUSTRALIA 5.4%
Biotechnology 1.5%
CSL Ltd.	16,521	$1,581,816

Health Care Equipment & Supplies 0.8%
Cochlear Ltd.	8,412	868,980

Health Care Providers & Services 0.2%
Ramsay Health Care Ltd.	3,098	165,378

Hotels, Restaurants & Leisure 1.0%
Aristocrat Leisure Ltd.	77,716	1,066,771

Metals & Mining 1.3%
Fortescue Metals Group Ltd.	91,874	437,610
Mineral Resources Ltd.	34,910	286,526
Newcrest Mining Ltd.	21,365	364,177
South32 Ltd.	126,142	265,928

		1,354,241

Multiline Retail 0.4%
Harvey Norman Holdings Ltd.	120,766	417,705

Oil, Gas & Consumable Fuels 0.2%
Whitehaven Coal Ltd.*	82,841	188,947

		5,643,838

BRAZIL 2.3%
Banks 0.1%
Banco Bradesco SA, ADR*	12,201	124,938

Chemicals 0.4%
Braskem SA (Preference), Class A	40,900	414,801

Insurance 1.8%
BB Seguridade Participacoes SA	194,600	1,815,090

		2,354,829

CANADA 5.7%
Auto Components 0.7%
Magna International, Inc.	17,323	747,578

Banks 0.3%
Toronto-Dominion Bank (The)	5,933	297,174

Capital Markets 0.7%
CI Financial Corp.	26,133	519,379
IGM Financial, Inc.	8,656	258,147

		777,526

Diversified Telecommunication Services 0.3%
BCE, Inc.	6,047	267,735

Food Products 0.9%
Saputo, Inc.	25,973	896,268

Metals & Mining 0.2%
Kirkland Lake Gold Ltd.*	34,801	256,719

Multi-Utilities 0.3%
Atco Ltd., Class I	7,702	299,485

Oil, Gas & Consumable Fuels 0.9%
Enbridge, Inc.	22,188	929,499

Road & Rail 0.5%
Canadian National Railway Co.	7,179	529,902

Software 0.7%
Constellation Software, Inc.	1,476	725,319

Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc.	7,553	208,838

		5,936,043

CHINA 6.2%
Automobiles 0.3%
Geely Automobile Holdings Ltd.	180,000	275,860

Banks 0.9%
China Construction Bank Corp., H Shares,	771,000	621,201
Industrial & Commercial Bank of China Ltd., H Shares,	422,000	276,135

		897,336

Electronic Equipment, Instruments & Components 0.7%
Sunny Optical Technology Group Co. Ltd.	97,000	709,882

Oil, Gas & Consumable Fuels 3.1%
China Petroleum & Chemical Corp., H Shares,	2,796,000	2,275,850
PetroChina Co. Ltd., H Shares,	1,496,000	1,095,939

		3,371,789

Real Estate Management & Development 1.2%
China Overseas Land & Investment Ltd.	262,000	748,787
China Resources Land Ltd.	202,000	546,339

		1,295,126

		6,549,993

DENMARK 2.3%
Electrical Equipment 1.0%
Vestas Wind Systems A/S	12,318	1,001,949

IT Services 0.3%
Nets A/S* (a)	16,529	266,650

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	22,788	782,516

Software 0.1%
SimCorp A/S	1,844	111,059

Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S	2,262	250,354

		2,412,528

EGYPT 0.1%
Wireless Telecommunication Services 0.1%
Global Telecom Holding SAE*	238,230	89,617

FAROE ISLANDS 0.1%
Food Products 0.1%
Bakkafrost P/F	3,276	101,330

FINLAND 0.5%
Machinery 0.3%
Kone OYJ, Class B	7,358	323,225

Pharmaceuticals 0.2%
Orion OYJ, Class B	4,117	214,761

		537,986

FRANCE 7.5%
Aerospace & Defense 0.1%
Safran SA	1,436	107,174

Auto Components 1.1%
Valeo SA	17,604	1,171,049

Automobiles 0.1%
Peugeot SA	6,072	122,032

Banks 2.7%
BNP Paribas SA	20,760	1,381,455
Societe Generale SA	27,437	1,390,104

		2,771,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Diversified Telecommunication Services 0.2%
Orange SA	11,227	$174,306

Insurance 2.0%
AXA SA	66,539	1,719,087
CNP Assurances	18,512	376,450

		2,095,537

Personal Products 0.8%
L’Oreal SA	4,353	837,246

Professional Services 0.2%
Teleperformance	2,330	251,568

Software 0.3%
Ubisoft Entertainment SA*	7,857	335,097

		7,865,568

GERMANY 5.9%
Airlines 0.6%
Deutsche Lufthansa AG REG	35,795	580,697

Auto Components 1.0%
Continental AG	5,008	1,098,005

Chemicals 1.9%
BASF SE	14,359	1,421,738
Covestro AG(a)	7,658	589,963

		2,011,701

Industrial Conglomerates 0.4%
Siemens AG REG	2,878	394,206

Insurance 0.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	1,321	258,589
Talanx AG	7,705	271,655

		530,244

Machinery 0.4%
KION Group AG	6,137	400,582

Pharmaceuticals 0.4%
Bayer AG REG	3,832	441,498

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	17,061	349,193

Software 0.4%
SAP SE	3,858	378,501

		6,184,627

HONG KONG 2.9%
Auto Components 0.2%
Xinyi Glass Holdings Ltd.	280,000	246,630

Food Products 0.7%
WH Group Ltd.(a)	791,000	682,096

Industrial Conglomerates 0.4%
Jardine Matheson Holdings Ltd.	6,200	392,088

Paper & Forest Products 0.2%
Nine Dragons Paper Holdings Ltd.	198,000	213,016

Real Estate Management & Development 1.4%
Wharf Holdings Ltd. (The)	96,000	825,027
Wheelock & Co. Ltd.	90,000	711,927

		1,536,954

		3,070,784

INDIA 1.7%
Banks 0.4%
HDFC Bank Ltd., ADR	5,075	381,742

IT Services 0.9%
Infosys Ltd., ADR	48,259	762,491
Wipro Ltd., ADR	13,298	136,039

		898,530

Metals & Mining 0.3%
Vedanta Ltd., ADR	14,500	248,965
Vedanta Resources plc	9,689	98,123

		347,088

Oil, Gas & Consumable Fuels 0.1%
Reliance Industries Ltd., GDR(a)	3,517	141,249

		1,768,609

INDONESIA 0.8%
Banks 0.4%
Bank Rakyat Indonesia Persero Tbk. PT	188,000	183,059
Bank Tabungan Negara Persero Tbk. PT	1,504,300	256,274

		439,333

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk. PT	606,000	188,372

Oil, Gas & Consumable Fuels 0.2%
Adaro Energy Tbk. PT	1,728,200	227,003

		854,708

IRELAND 0.3%
Trading Companies & Distributors 0.3%
AerCap Holdings NV*	5,742	263,960

ITALY 0.3%
Banks 0.3%
Intesa Sanpaolo SpA	127,040	345,562

JAPAN 15.9%
Automobiles 1.5%
Nissan Motor Co. Ltd.	175,700	1,694,167

Banks 4.1%
Hokkoku Bank Ltd. (The)	74,000	281,348
Mitsubishi UFJ Financial Group, Inc.	275,000	1,732,271
Sumitomo Mitsui Financial Group, Inc.	65,100	2,369,561

		4,383,180

Building Products 0.9%
Asahi Glass Co. Ltd.	114,000	924,948

Chemicals 0.7%
Mitsubishi Chemical Holdings Corp.	53,300	413,817
Mitsui Chemicals, Inc.	28,000	138,719
Teijin Ltd.	12,100	228,478

		781,014

Diversified Financial Services 0.4%
ORIX Corp.	30,800	457,150

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	20,600	880,718

Electrical Equipment 1.4%
Mitsubishi Electric Corp.	99,400	1,432,185

Food Products 1.0%
Maruha Nichiro Corp.	3,300	100,232
Morinaga & Co. Ltd.	1,800	79,912
Nichirei Corp.	27,000	669,632
Nippon Suisan Kaisha Ltd.	34,200	170,833

		1,020,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Household Durables 0.3%
Haseko Corp.	28,000	$303,562

Internet Software & Services 0.1%
Kakaku.com, Inc.	10,500	143,341

Machinery 0.3%
JTEKT Corp.	6,900	107,343
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,700	194,979

		302,322

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	8,300	288,917

Real Estate Management & Development 1.6%
Daito Trust Construction Co. Ltd.	8,500	1,168,722
Daiwa House Industry Co. Ltd.	16,300	468,527

		1,637,249

Road & Rail 1.1%
Central Japan Railway Co.	1,500	245,010
West Japan Railway Co.	13,400	873,862

		1,118,872

Technology Hardware, Storage & Peripherals 0.3%
MCJ Co. Ltd.	26,900	315,942

Wireless Telecommunication Services 1.1%
KDDI Corp.	42,800	1,125,674

		16,809,850

LUXEMBOURG 0.5%
Metals & Mining 0.5%
Ternium SA, ADR	21,249	555,024

MALAYSIA 0.3%
Electric Utilities 0.3%
Tenaga Nasional Bhd.	96,300	298,438

MEXICO 0.2%
Consumer Finance 0.1%
Gentera SAB de CV	53,700	88,457

Food Products 0.1%
Gruma SAB de CV, Class B	7,615	107,179

		195,636

NETHERLANDS 1.1%
Insurance 1.1%
NN Group NV	35,236	1,144,364

NORWAY 0.8%
Food Products 0.7%
Leroy Seafood Group ASA	5,356	234,559
Marine Harvest ASA*	17,696	269,941
Salmar ASA	9,019	194,485

		698,985

Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	9,335	149,818

		848,803

POLAND 0.1%
Electric Utilities 0.1%
Enea SA*	43,294	123,394

PORTUGAL 0.6%
Food & Staples Retailing 0.6%
Jeronimo Martins SGPS SA	34,126	609,807

RUSSIA 1.4%
Banks 0.6%
Sberbank of Russia PJSC, ADR	46,039	532,124

Metals & Mining 0.4%
Alrosa PJSC	283,600	458,104

Oil, Gas & Consumable Fuels 0.4%
LUKOIL PJSC, ADR	8,495	450,676

		1,440,904

SINGAPORE 1.0%
Banks 0.5%
DBS Group Holdings Ltd.	31,300	433,565

Capital Markets 0.2%
Singapore Exchange Ltd.	43,900	241,643

Personal Products 0.1%
Best World International Ltd.	86,700	156,816

Real Estate Management & Development 0.2%
Yanlord Land Group Ltd.	146,100	189,564

		1,021,588

SOUTH AFRICA 1.6%
Banks 0.4%
Barclays Africa Group Ltd.	41,686	433,512
Standard Bank Group Ltd.	12,518	134,237

		567,749

Food Products 0.4%
Tiger Brands Ltd.	12,972	387,019

Metals & Mining 0.3%
Kumba Iron Ore Ltd.*	17,733	267,610

Paper & Forest Products 0.3%
Sappi Ltd.	39,981	270,838

Wireless Telecommunication Services 0.2%
Vodacom Group Ltd.	19,949	225,817

		1,719,033

SOUTH KOREA 4.0%
Banks 0.5%
KB Financial Group, Inc.	12,856	563,433

Diversified Telecommunication Services 0.4%
LG Uplus Corp.	29,880	382,415

Electric Utilities 1.4%
Korea Electric Power Corp.	34,175	1,422,546

Oil, Gas & Consumable Fuels 0.2%
SK Innovation Co. Ltd.	1,056	157,351

Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd.	800	1,472,333

Tobacco 0.2%
KT&G Corp.	2,233	194,775

		4,192,853

SPAIN 2.1%
Banks 1.6%
Banco Santander SA	173,029	1,059,164
CaixaBank SA	133,966	575,985

		1,635,149

Insurance 0.1%
Mapfre SA	43,269	148,201

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)
IT Services 0.4%
Amadeus IT Group SA	7,266	$368,158

		2,151,508

SWEDEN 2.2%
Commercial Services & Supplies 0.5%
Intrum Justitia AB	13,143	490,703

Electronic Equipment, Instruments & Components 0.2%
Mycronic AB	16,840	172,481

Household Durables 1.2%
Bonava AB, Class B*	12,967	189,488
Electrolux AB Series B	42,064	1,167,774

		1,357,262

Metals & Mining 0.3%
Boliden AB	10,043	298,933

		2,319,379

SWITZERLAND 7.1%
Biotechnology 1.0%
Actelion Ltd.*	3,851	1,084,962

Capital Markets 1.3%
Partners Group Holding AG	2,508	1,347,832

Electrical Equipment 0.3%
ABB Ltd. REG	15,262	357,215

Food Products 0.7%
Nestle SA REG	9,416	722,695

Pharmaceuticals 3.0%
Roche Holding AG	12,520	3,201,786

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV	11,164	171,787

Trading Companies & Distributors 0.6%
Wolseley plc	9,511	598,827

		7,485,104

TAIWAN 3.6%
Electronic Equipment, Instruments & Components 1.1%
Largan Precision Co. Ltd.	7,000	1,102,499

Semiconductors & Semiconductor Equipment 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	420,000	2,633,666

		3,736,165

THAILAND 0.5%
Oil, Gas & Consumable Fuels 0.1%
Esso Thailand PCL, NVDR*	278,100	89,030

Specialty Retail 0.4%
Beauty Community PCL, NVDR	1,263,753	386,114

		475,144

TURKEY 0.6%
Banks 0.5%
Turkiye Halk Bankasi A/S	82,316	234,916
Turkiye Vakiflar Bankasi TAO, Class D	184,906	272,825

		507,741

Diversified Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	92,987	150,967

		658,708

UNITED KINGDOM 12.1%
Airlines 1.1%
International Consolidated Airlines Group SA	167,461	1,106,126

Automobiles 0.1%
Fiat Chrysler Automobiles NV	9,230	100,841

Banks 0.4%
HSBC Holdings plc	27,408	223,563
Lloyds Banking Group plc	175,144	145,664

		369,227

Beverages 0.2%
Fevertree Drinks plc	8,486	160,001

Capital Markets 0.8%
Hargreaves Lansdown plc	48,734	793,836

Consumer Finance 0.2%
Provident Financial plc	6,918	259,936

Diversified Telecommunication Services 0.8%
BT Group plc	197,411	788,286

Electric Utilities 0.4%
SSE plc	20,601	380,729

Energy Equipment & Services 0.7%
Subsea 7 SA	49,545	768,927

Food & Staples Retailing 0.4%
J Sainsbury plc	84,718	280,601
Wm Morrison Supermarkets plc	43,179	129,938

		410,539

Hotels, Restaurants & Leisure 0.7%
Compass Group plc	37,095	700,361

Household Durables 0.8%
Bellway plc	12,782	433,089
Crest Nicholson Holdings plc	24,915	169,252
Persimmon plc	10,317	270,683

		873,024

Household Products 1.6%
Reckitt Benckiser Group plc	19,985	1,824,465

Internet Software & Services 0.4%
Moneysupermarket.com Group plc	48,897	202,300
Rightmove plc	4,621	230,845

		433,145

Media 0.6%
Informa plc	50,370	411,716
UBM plc	25,325	242,497

		654,213

Multi-Utilities 0.8%
Centrica plc	318,763	867,988

Personal Products 0.5%
Unilever NV, CVA	9,870	490,350

Pharmaceuticals 0.5%
GlaxoSmithKline plc	26,306	546,979

Specialty Retail 1.0%
Dixons Carphone plc	174,199	693,818
JD Sports Fashion plc	67,125	324,356

		1,018,174

Trading Companies & Distributors 0.1%
Ashtead Group plc	5,030	104,117

		12,651,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES 0.9%
Hotels, Restaurants & Leisure 0.7%
Carnival plc	7,481	$428,793
International Game Technology plc	2,575	61,028
Yum China Holdings, Inc.*	9,673	263,106

		752,927

Software 0.2%
Mobileye NV*	3,955	242,837

		995,764

Total Common Stocks (cost $93,707,925)		103,412,712

Total Investments (cost $93,707,925) (b) — 98.6%		103,412,712
Other assets in excess of liabilities — 1.4%		1,420,771

NET ASSETS — 100.0%		$104,833,483

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $1,679,958 which represents 1.60% of net assets.
(b)	At March 31, 2017, the tax basis cost of the Fund’s investments was $93,818,448, tax unrealized appreciation and depreciation were $12,220,879 and $(2,626,615), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Bhd	Private Limited Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SAE	Public Limited Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
TAO	Joint Stock Company
Tbk. PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$107,174	$—	$107,174
Airlines	—	1,686,823	—	1,686,823
Auto Components	747,578	2,515,684	—	3,263,262
Automobiles	—	2,192,900	—	2,192,900
Banks	803,854	13,445,958	—	14,249,812
Beverages	—	160,001	—	160,001
Biotechnology	1,084,962	1,581,816	—	2,666,778
Building Products	—	924,948	—	924,948
Capital Markets	777,526	2,383,311	—	3,160,837
Chemicals	414,801	2,792,715	—	3,207,516
Commercial Services & Supplies	—	490,703	—	490,703
Consumer Finance	88,457	259,936	—	348,393
Diversified Financial Services	—	457,150	—	457,150
Diversified Telecommunication Services	267,735	2,565,064	—	2,832,799
Electric Utilities	—	2,225,107	—	2,225,107
Electrical Equipment	—	2,791,349	—	2,791,349
Electronic Equipment, Instruments & Components	—	1,984,862	—	1,984,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$—	$768,927	$—	$768,927
Food & Staples Retailing	—	1,020,346	—	1,020,346
Food Products	1,003,447	3,612,734	—	4,616,181
Health Care Equipment & Supplies	—	868,980	—	868,980
Health Care Providers & Services	—	165,378	—	165,378
Hotels, Restaurants & Leisure	324,134	2,195,925	—	2,520,059
Household Durables	—	2,533,848	—	2,533,848
Household Products	—	1,824,465	—	1,824,465
Industrial Conglomerates	392,088	394,206	—	786,294
Insurance	1,815,090	3,918,346	—	5,733,436
Internet Software & Services	—	576,486	—	576,486
IT Services	1,165,180	368,158	—	1,533,338
Machinery	—	1,026,129	—	1,026,129
Media	—	654,213	—	654,213
Metals & Mining	1,518,812	2,018,907	—	3,537,719
Multiline Retail	—	417,705	—	417,705
Multi-Utilities	299,485	867,988	—	1,167,473
Oil, Gas & Consumable Fuels	1,306,968	4,687,311	—	5,994,279
Paper & Forest Products	—	483,854	—	483,854
Personal Products	490,350	994,062	—	1,484,412
Pharmaceuticals	—	5,187,540	—	5,187,540
Professional Services	—	251,568	—	251,568
Real Estate Management & Development	189,564	4,469,329	—	4,658,893
Road & Rail	529,902	1,118,872	—	1,648,774
Semiconductors & Semiconductor Equipment	—	3,154,646	—	3,154,646
Software	1,079,215	713,598	—	1,792,813
Specialty Retail	—	1,404,288	—	1,404,288
Technology Hardware, Storage & Peripherals	—	1,788,275	—	1,788,275
Textiles, Apparel & Luxury Goods	—	250,354	—	250,354
Thrifts & Mortgage Finance	208,838	—	—	208,838
Tobacco	—	194,775	—	194,775
Trading Companies & Distributors	263,960	702,944	—	966,904
Wireless Telecommunication Services	89,617	1,351,491	—	1,441,108

Total Common Stocks	$14,861,563	$88,551,149	$—	$103,412,712

Total	$14,861,563	$88,551,149	$—	$103,412,712

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks 98.9%

	Shares	Market Value
AUSTRALIA 7.6%
Airlines 0.0%†
Qantas Airways Ltd.	76,488	$227,310

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	443,644	10,771,975
Bank of Queensland Ltd.	55,914	519,055
Bendigo & Adelaide Bank Ltd.	73,736	683,154
Commonwealth Bank of Australia	262,307	17,200,794
National Australia Bank Ltd.	402,794	10,256,087
Westpac Banking Corp.	508,371	13,589,946

		53,021,011

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,786	709,242
Treasury Wine Estates Ltd.	115,094	1,075,165

		1,784,407

Biotechnology 0.3%
CSL Ltd.	69,852	6,688,038

Capital Markets 0.2%
ASX Ltd.	28,805	1,110,872
Macquarie Group Ltd.	47,134	3,247,377

		4,358,249

Chemicals 0.1%
Incitec Pivot Ltd.	271,124	778,383
Orica Ltd.	60,423	812,159

		1,590,542

Commercial Services & Supplies 0.1%
Brambles Ltd.	239,816	1,712,634

Construction & Engineering 0.0%†
CIMIC Group Ltd.	16,883	463,247

Construction Materials 0.0%†
Boral Ltd.	173,900	775,279

Containers & Packaging 0.1%
Amcor Ltd.	175,193	2,015,137

Diversified Financial Services 0.1%
AMP Ltd.	460,837	1,823,128
Challenger Ltd.	89,162	854,572

		2,677,700

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	649,098	2,309,723
TPG Telecom Ltd.(a)	56,512	300,862
Vocus Group Ltd.(a)	74,657	246,348

		2,856,933

Electric Utilities 0.0%†
AusNet Services	298,585	384,363

Equity Real Estate Investment Trusts (REITs) 0.6%
BGP HOLDINGS BENEFICIAL* (b)(c)	848,508	0
Dexus Property Group	149,624	1,116,732
Goodman Group	267,758	1,583,088
GPT Group (The)	274,717	1,081,190
Mirvac Group	550,694	921,322
Scentre Group	817,304	2,679,395
Stockland	382,966	1,358,017
Vicinity Centres	515,112	1,114,199
Westfield Corp.	309,449	2,099,162

		11,953,105

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	169,475	5,834,675
Woolworths Ltd.	196,295	3,974,189

		9,808,864

Gas Utilities 0.1%
APA Group	174,347	1,193,285

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	8,871	916,395

Health Care Providers & Services 0.1%
Healthscope Ltd.	246,944	428,142
Ramsay Health Care Ltd.	21,554	1,150,601
Sonic Healthcare Ltd.	61,620	1,041,036

		2,619,779

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	76,192	1,045,852
Crown Resorts Ltd.	51,418	463,846
Domino’s Pizza Enterprises Ltd.(a)	9,192	408,076
Flight Centre Travel Group Ltd.	9,355	206,359
Tabcorp Holdings Ltd.	113,718	412,667
Tatts Group Ltd.	216,985	734,233

		3,271,033

Insurance 0.3%
Insurance Australia Group Ltd.	352,551	1,629,010
Medibank Pvt Ltd.	412,812	889,152
QBE Insurance Group Ltd.	214,225	2,109,010
Suncorp Group Ltd.	193,504	1,952,745

		6,579,917

IT Services 0.0%†
Computershare Ltd.	74,854	803,922

Media 0.0%†
REA Group Ltd.	7,549	342,333

Metals & Mining 1.0%
Alumina Ltd.	399,026	545,953
BHP Billiton Ltd.	485,343	8,826,529
BHP Billiton plc	324,213	5,000,635
Fortescue Metals Group Ltd.	228,481	1,088,292
Newcrest Mining Ltd.	116,181	1,980,361
South32 Ltd.	835,795	1,761,991

		19,203,761

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	77,058	266,528

Multi-Utilities 0.1%
AGL Energy Ltd.	102,423	2,063,116
DUET Group	351,605	749,305

		2,812,421

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	41,816	942,181
Oil Search Ltd.	207,648	1,144,857
Origin Energy Ltd.*	271,331	1,459,540
Santos Ltd.*	280,735	814,670
Woodside Petroleum Ltd.	116,567	2,855,702

		7,216,950

Professional Services 0.0%†
SEEK Ltd.	50,544	614,511

Real Estate Management & Development 0.1%
LendLease Group	80,136	953,093

Road & Rail 0.1%
Aurizon Holdings Ltd.	290,881	1,166,412

Transportation Infrastructure 0.2%
Sydney Airport	162,542	840,468
Transurban Group	315,360	2,811,088

		3,651,556

		151,928,715

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	45,827	1,492,214
Raiffeisen Bank International AG*	14,955	337,261

		1,829,475

Equity Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)(c)	51,561	0

Machinery 0.0%†
ANDRITZ AG(a)	11,606	580,454

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRIA (continued)
Metals & Mining 0.0%†
voestalpine AG	18,546	$729,384

Oil, Gas & Consumable Fuels 0.1%
OMV AG	23,523	927,025

		4,066,338

BELGIUM 1.2%
Banks 0.1%
KBC Group NV	38,558	2,556,124

Beverages 0.7%
Anheuser-Busch InBev SA/NV	116,964	12,816,361

Chemicals 0.1%
Solvay SA	11,157	1,361,269
Umicore SA	14,160	806,399

		2,167,668

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,039	1,092,578

Diversified Telecommunication Services 0.0%†
Proximus SADP	22,862	716,427

Food & Staples Retailing 0.0%†
Colruyt SA	10,767	528,770

Insurance 0.1%
Ageas	27,374	1,068,974

Media 0.0%†
Telenet Group Holding NV*	7,846	466,406

Pharmaceuticals 0.1%
UCB SA	19,411	1,505,677

		22,918,985

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	64,387	672,242

CHINA 0.1%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	560,500	2,290,944

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	217,338

		2,508,282

DENMARK 1.6%
Banks 0.2%
Danske Bank A/S	107,004	3,648,400

Beverages 0.1%
Carlsberg A/S, Class B	16,258	1,501,306

Biotechnology 0.1%
Genmab A/S*	8,656	1,665,672

Chemicals 0.1%
Chr Hansen Holding A/S	15,073	966,893
Novozymes A/S, Class B	35,312	1,399,048

		2,365,941

Commercial Services & Supplies 0.1%
ISS A/S	25,328	957,519

Diversified Telecommunication Services 0.0%†
TDC A/S	117,189	603,555

Electric Utilities 0.0%†
DONG Energy A/S Reg. S(d)	22,731	875,340

Electrical Equipment 0.1%
Vestas Wind Systems A/S	33,630	2,735,473

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	18,589	1,451,718
William Demant Holding A/S*	16,745	349,918

		1,801,636

Insurance 0.0%†
Tryg A/S	17,914	324,802

Marine 0.1%
AP Moller - Maersk A/S, Class A	578	931,504
AP Moller - Maersk A/S, Class B	1,005	1,664,614

		2,596,118

Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	289,878	9,954,102

Road & Rail 0.1%
DSV A/S	27,553	1,425,128

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	17,405	1,926,356

		32,381,348

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	17,325	723,105

Communications Equipment 0.2%
Nokia OYJ	884,781	4,755,559

Diversified Telecommunication Services 0.0%†
Elisa OYJ(a)	21,163	748,135

Electric Utilities 0.1%
Fortum OYJ(a)	68,377	1,082,275

Insurance 0.2%
Sampo OYJ, Class A	68,461	3,248,527

Machinery 0.2%
Kone OYJ, Class B	51,011	2,240,831
Metso OYJ	17,850	540,164
Wartsila OYJ Abp	22,708	1,214,037

		3,995,032

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ(a)	20,563	804,072

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	86,076	1,017,780
UPM-Kymmene OYJ	81,229	1,907,182

		2,924,962

Pharmaceuticals 0.1%
Orion OYJ, Class B	15,592	813,346

		19,095,013

FRANCE 9.8%
Aerospace & Defense 0.7%
Airbus SE	87,527	6,674,963
Dassault Aviation SA	350	444,489
Safran SA	48,012	3,583,325
Thales SA	16,606	1,604,076
Zodiac Aerospace	31,273	781,715

		13,088,568

Air Freight & Logistics 0.0%†
Bollore SA	122,092	472,577

Auto Components 0.3%
Cie Generale des Etablissements Michelin	27,599	3,353,771
Valeo SA	36,937	2,457,113

		5,810,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Automobiles 0.2%
Peugeot SA	73,023	$1,467,579
Renault SA	28,873	2,508,264

		3,975,843

Banks 1.0%
BNP Paribas SA	160,818	10,701,484
Credit Agricole SA	172,246	2,328,193
Natixis SA	134,809	829,906
Societe Generale SA	117,914	5,974,152

		19,833,735

Beverages 0.2%
Pernod Ricard SA	32,671	3,862,391
Remy Cointreau SA	3,751	366,962

		4,229,353

Building Products 0.2%
Cie de Saint-Gobain	76,675	3,933,952

Chemicals 0.4%
Air Liquide SA	58,473	6,676,373
Arkema SA	10,345	1,018,370

		7,694,743

Commercial Services & Supplies 0.1%
Edenred	33,858	799,126
Societe BIC SA	4,559	567,987

		1,367,113

Construction & Engineering 0.4%
Bouygues SA	30,191	1,227,109
Eiffage SA	8,578	671,309
Vinci SA(a)	77,519	6,155,678

		8,054,096

Construction Materials 0.0%†
Imerys SA	6,021	510,653

Diversified Financial Services 0.1%
Eurazeo SA	5,572	366,577
Wendel SA	4,583	580,333

		946,910

Diversified Telecommunication Services 0.5%
Iliad SA	3,926	876,802
Orange SA	305,339	4,740,566
SFR Group SA*	12,548	394,061
Vivendi SA	157,772	3,060,563

		9,071,992

Electric Utilities 0.0%†
Electricite de France SA	56,904	478,130

Electrical Equipment 0.4%
Legrand SA	41,039	2,470,449
Schneider Electric SE	84,361	6,197,897

		8,668,346

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,470	798,859

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	5,778	481,724
Gecina SA	6,160	835,227
ICADE	5,485	401,228
Klepierre	34,638	1,345,706
Unibail-Rodamco SE	15,192	3,542,330

		6,606,215

Food & Staples Retailing 0.1%
Carrefour SA	87,724	2,066,879
Casino Guichard Perrachon SA	6,784	379,044

		2,445,923

Food Products 0.3%
Danone SA	90,614	6,164,013

Health Care Equipment & Supplies 0.2%
Essilor International SA	31,578	3,833,921

Hotels, Restaurants & Leisure 0.1%
Accor SA	26,443	1,099,874
Sodexo SA	14,405	1,692,536

		2,792,410

Household Durables 0.0%†
SEB SA	3,461	483,422

Insurance 0.5%
AXA SA	292,346	7,552,990
CNP Assurances	28,869	587,064
SCOR SE	25,401	959,981

		9,100,035

IT Services 0.2%
Atos SE	13,484	1,666,361
Capgemini SA	24,612	2,271,827

		3,938,188

Machinery 0.0%†
Alstom SA*	22,823	681,355

Media 0.2%
Eutelsat Communications SA	25,418	566,505
JCDecaux SA	11,513	404,367
Lagardere SCA	17,990	529,181
Publicis Groupe SA	29,159	2,035,888

		3,535,941

Multi-Utilities 0.3%
Engie SA	244,583	3,456,355
Suez	52,488	828,369
Veolia Environnement SA	73,401	1,376,406

		5,661,130

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA(a)	346,225	17,506,317

Personal Products 0.4%
L’Oreal SA	38,082	7,324,602

Pharmaceuticals 0.8%
Sanofi	176,590	15,962,904

Professional Services 0.0%†
Bureau Veritas SA	41,457	873,854

Software 0.1%
Dassault Systemes SE	18,813	1,627,170

Textiles, Apparel & Luxury Goods 0.8%
Christian Dior SE	8,159	1,893,926
Hermes International	4,041	1,912,948
Kering	11,732	3,032,311
LVMH Moet Hennessy Louis Vuitton SE(a)	42,167	9,267,988

		16,107,173

Trading Companies & Distributors 0.0%†
Rexel SA	45,654	827,142

Transportation Infrastructure 0.1%
Aeroports de Paris	4,585	566,457
Groupe Eurotunnel SE REG	72,423	727,992

		1,294,449

		195,701,918

GERMANY 9.2%
Air Freight & Logistics 0.3%
Deutsche Post AG REG	148,967	5,098,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Airlines 0.0%†
Deutsche Lufthansa AG REG	36,043	$584,721

Auto Components 0.2%
Continental AG	16,811	3,685,817
Schaeffler AG (Preference)	24,868	436,853

		4,122,670

Automobiles 1.1%
Bayerische Motoren Werke AG	49,634	4,528,697
Bayerische Motoren Werke AG (Preference)	8,186	643,907
Daimler AG REG	146,005	10,775,100
Porsche Automobil Holding SE (Preference)	23,277	1,268,328
Volkswagen AG	5,321	795,006
Volkswagen AG (Preference)	28,623	4,172,679

		22,183,717

Banks 0.1%
Commerzbank AG	162,615	1,473,343

Capital Markets 0.3%
Deutsche Bank AG REG(a)	204,913	3,522,661
Deutsche Boerse AG*	29,106	2,667,170

		6,189,831

Chemicals 1.2%
BASF SE	139,584	13,820,727
Covestro AG Reg. S(d)	10,618	817,997
Evonik Industries AG	25,493	830,931
FUCHS PETROLUB SE (Preference)	11,312	551,459
K+S AG REG(a)	29,850	693,834
LANXESS AG	13,456	902,663
Linde AG	28,691	4,780,523
Symrise AG	18,800	1,250,227

		23,648,361

Construction & Engineering 0.0%†
HOCHTIEF AG	3,115	514,778

Construction Materials 0.1%
HeidelbergCement AG	22,810	2,136,114

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	502,548	8,805,965
Telefonica Deutschland Holding AG	110,645	548,555

		9,354,520

Electrical Equipment 0.0%†
OSRAM Licht AG	14,008	878,460

Food & Staples Retailing 0.0%†
METRO AG	26,971	861,793

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	32,127	2,708,999
Fresenius SE & Co. KGaA	62,527	5,024,419

		7,733,418

Hotels, Restaurants & Leisure 0.1%
TUI AG	73,451	1,017,169

Household Products 0.3%
Henkel AG & Co. KGaA	16,221	1,803,906
Henkel AG & Co. KGaA (Preference)	27,323	3,502,130

		5,306,036

Industrial Conglomerates 0.8%
Siemens AG REG	116,390	15,942,198

Insurance 0.9%
Allianz SE REG	69,838	12,951,201
Hannover Rueck SE	9,271	1,068,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	24,558	4,807,285

		18,826,799

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S*(a)(d)	13,095	529,264

Internet Software & Services 0.0%†
United Internet AG REG	18,652	825,009

Machinery 0.1%
GEA Group AG	27,161	1,153,894
MAN SE	5,372	553,732

		1,707,626

Media 0.1%
Axel Springer SE	7,382	407,481
ProSiebenSat.1 Media SE	36,024	1,595,168

		2,002,649

Metals & Mining 0.1%
thyssenkrupp AG	56,628	1,387,257

Multi-Utilities 0.2%
E.ON SE	337,841	2,685,873
Innogy SE Reg. S* (d)	21,245	800,671
RWE AG*	73,658	1,220,658

		4,707,202

Personal Products 0.1%
Beiersdorf AG	15,930	1,507,441

Pharmaceuticals 0.8%
Bayer AG REG	125,735	14,486,373
Merck KGaA	19,981	2,276,900

		16,763,273

Real Estate Management & Development 0.2%
Deutsche Wohnen AG	53,020	1,746,028
Vonovia SE	70,472	2,482,861

		4,228,889

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	171,538	3,510,925

Software 0.7%
SAP SE	149,443	14,661,552

Textiles, Apparel & Luxury Goods 0.3%
adidas AG(a)	28,855	5,489,146
HUGO BOSS AG	9,038	659,082

		6,148,228

Trading Companies & Distributors 0.1%
Brenntag AG	23,158	1,297,930

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	400,351

		185,549,702

HONG KONG 3.3%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	229,375

Banks 0.2%
Bank of East Asia Ltd. (The)	191,340	791,639
Hang Seng Bank Ltd.	116,000	2,353,231

		3,144,870

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	176,900	4,463,887

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	341,750	248,399

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	585,220	754,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Diversified Telecommunication Services (continued)
PCCW Ltd.	681,000	$401,738

		1,156,310

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	103,000	808,885
CLP Holdings Ltd.	254,500	2,664,228
HK Electric Investments & HK Electric Investments Ltd.(d)	394,500	363,585
Power Assets Holdings Ltd.	209,500	1,807,109

		5,643,807

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	330,500	2,316,393

Food Products 0.1%
WH Group Ltd. Reg. S(d)	1,235,000	1,064,966

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,178,023	2,356,878

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	358,000	1,960,822
Melco Crown Entertainment Ltd., ADR	28,505	528,483
Sands China Ltd.	379,100	1,757,353
Shangri-La Asia Ltd.	162,833	237,112
SJM Holdings Ltd.	263,000	214,057

		4,697,827

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	202,000	817,753

Industrial Conglomerates 0.5%
CK Hutchison Holdings Ltd.	414,516	5,103,493
Jardine Matheson Holdings Ltd.	38,200	2,415,768
Jardine Strategic Holdings Ltd.	34,200	1,430,073
NWS Holdings Ltd.	248,836	454,309

		9,403,643

Insurance 0.6%
AIA Group Ltd.	1,828,600	11,542,045

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	407,516	2,749,033
Hang Lung Group Ltd.	135,000	575,829
Hang Lung Properties Ltd.	314,000	816,297
Henderson Land Development Co. Ltd.	162,950	1,010,389
Hongkong Land Holdings Ltd.	176,200	1,340,882
Hysan Development Co. Ltd.	102,000	462,759
Kerry Properties Ltd.	94,500	327,788
New World Development Co. Ltd.	836,926	1,031,240
Sino Land Co. Ltd.	465,000	815,445
Sun Hung Kai Properties Ltd.	224,000	3,292,858
Swire Pacific Ltd., Class A	85,000	849,599
Swire Properties Ltd.	174,000	557,665
Wharf Holdings Ltd. (The)	206,500	1,774,668
Wheelock & Co. Ltd.	129,000	1,020,429

		16,624,881

Road & Rail 0.1%
MTR Corp. Ltd.	233,000	1,309,091

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	31,900	433,963

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	963,600	418,049
Yue Yuen Industrial Holdings Ltd.	104,500	410,648

		828,697

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	871,100	358,650

		66,641,435

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	5,286	81,897

Banks 0.1%
Bank of Ireland*	4,204,301	1,051,718

Construction Materials 0.3%
CRH plc	127,217	4,483,017
James Hardie Industries plc, CDI	66,590	1,046,219

		5,529,236

Food Products 0.1%
Kerry Group plc, Class A	24,695	1,941,599

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	12,297	1,322,363

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	22,400	1,029,728

		10,956,541

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,604	412,236

Banks 0.1%
Bank Hapoalim BM	155,166	945,610
Bank Leumi Le-Israel BM*	220,099	971,690
Mizrahi Tefahot Bank Ltd.	24,156	409,436

		2,326,736

Chemicals 0.1%
Frutarom Industries Ltd.	5,872	328,181
Israel Chemicals Ltd.	74,090	314,204

		642,385

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	301,597	541,650

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	141,518	4,541,313

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	7,195	382,339

Software 0.2%
Check Point Software Technologies Ltd.*	19,651	2,017,372
Nice Ltd.	9,226	626,318

		2,643,690

		11,490,349

ITALY 1.9%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	784,012

Automobiles 0.1%
Ferrari NV	18,586	1,385,238

Banks 0.6%
Intesa Sanpaolo SpA	2,101,182	5,688,630
Mediobanca SpA	87,700	790,729
UniCredit SpA*	288,777	4,451,590

		10,930,949

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	2,650,022	2,234,285

Electric Utilities 0.3%
Enel SpA	1,170,475	5,507,630
Terna Rete Elettrica Nazionale SpA	231,927	1,149,771

		6,657,401

Electrical Equipment 0.0%†
Prysmian SpA	29,361	776,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Energy Equipment & Services 0.0%†
Saipem SpA* (a)	967,932	$439,634

Insurance 0.2%
Assicurazioni Generali SpA	172,351	2,734,545
Poste Italiane SpA Reg. S(d)	78,266	521,317
UnipolSai Assicurazioni SpA	190,666	421,166

		3,677,028

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	384,613	6,297,381
Snam SpA	382,553	1,653,370

		7,950,751

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	25,782	1,422,818

Transportation Infrastructure 0.1%
Atlantia SpA	61,170	1,577,949

		37,836,293

JAPAN 23.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	54,500	1,142,007

Airlines 0.1%
ANA Holdings, Inc.	173,000	529,121
Japan Airlines Co. Ltd.	18,386	583,755

		1,112,876

Auto Components 0.8%
Aisin Seiki Co. Ltd.	29,400	1,448,013
Bridgestone Corp.	97,100	3,941,596
Denso Corp.	70,600	3,115,022
Koito Manufacturing Co. Ltd.	16,600	865,166
NGK Spark Plug Co. Ltd.	28,000	642,080
NOK Corp.	13,900	324,669
Stanley Electric Co. Ltd.	23,600	674,707
Sumitomo Electric Industries Ltd.	116,800	1,941,610
Sumitomo Rubber Industries Ltd.	26,000	443,614
Toyoda Gosei Co. Ltd.	8,700	221,894
Toyota Industries Corp.	25,600	1,273,475
Yokohama Rubber Co. Ltd. (The)	19,500	382,178

		15,274,024

Automobiles 2.1%
Honda Motor Co. Ltd.	245,700	7,417,448
Isuzu Motors Ltd.	84,600	1,120,467
Mazda Motor Corp.	85,780	1,238,225
Mitsubishi Motors Corp.	109,899	659,260
Nissan Motor Co. Ltd.	361,600	3,486,686
Subaru Corp.	93,700	3,436,756
Suzuki Motor Corp.	52,400	2,176,367
Toyota Motor Corp.	398,094	21,607,685
Yamaha Motor Co. Ltd.	44,200	1,064,192

		42,207,086

Banks 1.9%
Aozora Bank Ltd.	171,000	631,284
Bank of Kyoto Ltd. (The)	51,000	372,253
Chiba Bank Ltd. (The)	114,000	733,552
Chugoku Bank Ltd. (The)	29,600	432,002
Concordia Financial Group Ltd.	188,200	872,515
Fukuoka Financial Group, Inc.	107,000	464,779
Hachijuni Bank Ltd. (The)	59,000	332,915
Hiroshima Bank Ltd. (The)	84,000	357,271
Japan Post Bank Co. Ltd.	55,100	684,115
Kyushu Financial Group, Inc.	49,700	304,403
Mebuki Financial Group, Inc.	143,700	574,227
Mitsubishi UFJ Financial Group, Inc.	1,935,567	12,192,462
Mizuho Financial Group, Inc.	3,627,524	6,658,600
Resona Holdings, Inc.	341,200	1,834,249
Seven Bank Ltd.(a)	91,900	300,956
Shinsei Bank Ltd.	244,000	449,600
Shizuoka Bank Ltd. (The)	82,000	668,702
Sumitomo Mitsui Financial Group, Inc.	202,953	7,387,239
Sumitomo Mitsui Trust Holdings, Inc.	50,540	1,751,308
Suruga Bank Ltd.	25,000	527,682
Yamaguchi Financial Group, Inc.	26,000	282,041

		37,812,155

Beverages 0.3%
Asahi Group Holdings Ltd.	58,300	2,207,489
Coca-Cola Bottlers Japan, Inc.	18,900	610,659
Kirin Holdings Co. Ltd.	121,400	2,296,443
Suntory Beverage & Food Ltd.	20,700	874,477

		5,989,068

Building Products 0.3%
Asahi Glass Co. Ltd.	160,000	1,298,172
Daikin Industries Ltd.	35,600	3,589,841
LIXIL Group Corp.	39,900	1,014,085
TOTO Ltd.	21,500	813,328

		6,715,426

Capital Markets 0.3%
Daiwa Securities Group, Inc.	252,400	1,540,014
Japan Exchange Group, Inc.	82,100	1,171,099
Nomura Holdings, Inc.	557,700	3,452,353
SBI Holdings, Inc.	26,790	374,335

		6,537,801

Chemicals 1.1%
Air Water, Inc.	22,000	406,774
Asahi Kasei Corp.	194,000	1,884,987
Daicel Corp.	46,800	565,133
Hitachi Chemical Co. Ltd.	14,100	391,678
JSR Corp.	31,000	524,521
Kaneka Corp.	44,000	329,085
Kansai Paint Co. Ltd.	29,700	633,838
Kuraray Co. Ltd.	51,100	777,364
Mitsubishi Chemical Holdings Corp.	211,300	1,640,518
Mitsubishi Gas Chemical Co., Inc.	27,200	566,532
Mitsui Chemicals, Inc.	142,000	703,505
Nippon Paint Holdings Co. Ltd.	25,400	887,139
Nissan Chemical Industries Ltd.	18,900	551,351
Nitto Denko Corp.	25,300	1,957,208
Shin-Etsu Chemical Co. Ltd.	59,700	5,189,085
Sumitomo Chemical Co. Ltd.	235,000	1,316,260
Taiyo Nippon Sanso Corp.	20,000	234,116
Teijin Ltd.	27,000	509,826
Toray Industries, Inc.	221,000	1,966,918

		21,035,838

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	86,000	930,638
Park24 Co. Ltd.	14,900	391,486
Secom Co. Ltd.	31,700	2,277,880
Sohgo Security Services Co. Ltd.	10,900	408,288
Toppan Printing Co. Ltd.	82,000	838,134

		4,846,426

Construction & Engineering 0.2%
JGC Corp.	31,000	539,880
Kajima Corp.	139,000	909,207
Obayashi Corp.	96,600	905,799
Shimizu Corp.	84,000	754,306
Taisei Corp.	145,000	1,060,404

		4,169,596

Construction Materials 0.0%†
Taiheiyo Cement Corp.	192,000	644,292

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Consumer Finance 0.1%
Acom Co. Ltd.*	59,900	$239,764
AEON Financial Service Co. Ltd.(a)	14,600	275,677
Credit Saison Co. Ltd.	20,800	372,756

		888,197

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,000	423,086

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.(a)	11,400	356,844

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,700	348,320
ORIX Corp.	203,200	3,016,004

		3,364,324

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	106,028	4,533,049

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	98,900	1,328,519
Chugoku Electric Power Co., Inc. (The)	43,000	477,074
Hokuriku Electric Power Co.(a)	26,300	255,841
Kansai Electric Power Co., Inc. (The)	109,300	1,344,905
Kyushu Electric Power Co., Inc.(a)	56,700	605,898
Tohoku Electric Power Co., Inc.	69,800	948,148
Tokyo Electric Power Co. Holdings, Inc.*	220,900	865,882

		5,826,267

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	75,000	446,634
Mabuchi Motor Co. Ltd.	8,000	451,590
Mitsubishi Electric Corp.	296,400	4,270,620
Nidec Corp.	36,700	3,505,018

		8,673,862

Electronic Equipment, Instruments & Components 1.2%
Alps Electric Co. Ltd.	29,600	839,300
Hamamatsu Photonics KK	21,700	626,318
Hirose Electric Co. Ltd.	4,790	663,605
Hitachi High-Technologies Corp.	11,200	457,516
Hitachi Ltd.	742,000	4,028,875
Keyence Corp.	14,622	5,865,949
Kyocera Corp.	49,300	2,754,262
Murata Manufacturing Co. Ltd.	29,400	4,188,488
Nippon Electric Glass Co. Ltd.	70,500	427,067
Omron Corp.	30,400	1,335,740
Shimadzu Corp.	39,000	620,676
TDK Corp.	18,600	1,181,006
Yaskawa Electric Corp.(a)	35,700	718,938
Yokogawa Electric Corp.	35,100	553,556

		24,261,296

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	208	541,668
Japan Prime Realty Investment Corp.	130	504,314
Japan Real Estate Investment Corp.	195	1,035,156
Japan Retail Fund Investment Corp.	402	789,021
Nippon Building Fund, Inc.	219	1,200,535
Nippon Prologis REIT, Inc.	249	539,754
Nomura Real Estate Master Fund, Inc.	617	959,624
United Urban Investment Corp.	451	693,314

		6,263,386

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	97,500	1,427,649
FamilyMart UNY Holdings Co. Ltd.	12,500	745,838
Lawson, Inc.	7,700	523,567
Seven & i Holdings Co. Ltd.	114,900	4,513,690
Sundrug Co. Ltd.	11,000	370,093
Tsuruha Holdings, Inc.	5,500	510,123

		8,090,960

Food Products 0.4%
Ajinomoto Co., Inc.	84,000	1,662,086
Calbee, Inc.(a)	12,400	423,536
Kikkoman Corp.	23,000	687,392
MEIJI Holdings Co. Ltd.	17,080	1,425,230
NH Foods Ltd.	27,000	725,342
Nisshin Seifun Group, Inc.	31,723	474,259
Nissin Foods Holdings Co. Ltd.	7,300	405,548
Toyo Suisan Kaisha Ltd.	14,400	537,226
Yakult Honsha Co. Ltd.	13,600	756,903
Yamazaki Baking Co. Ltd.	22,000	452,971

		7,550,493

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	286,000	1,090,513
Toho Gas Co. Ltd.	45,000	319,170
Tokyo Gas Co. Ltd.	305,000	1,392,966

		2,802,649

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*(a)	15,100	216,988
Hoya Corp.	59,800	2,888,985
Olympus Corp.	43,900	1,694,390
Sysmex Corp.	23,600	1,435,853
Terumo Corp.	49,700	1,727,722

		7,963,938

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,300	491,969
Medipal Holdings Corp.	25,800	405,374
Miraca Holdings, Inc.	7,700	353,554
Suzuken Co. Ltd.	12,520	411,422

		1,662,319

Health Care Technology 0.0%†
M3, Inc.	29,100	725,245

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	9,326	272,353
Oriental Land Co. Ltd.	32,700	1,879,760

		2,152,113

Household Durables 0.8%
Casio Computer Co. Ltd.	36,200	504,702
Iida Group Holdings Co. Ltd.	21,000	323,162
Nikon Corp.	50,000	726,593
Panasonic Corp.	329,000	3,723,362
Rinnai Corp.	5,500	438,142
Sekisui Chemical Co. Ltd.	63,000	1,062,057
Sekisui House Ltd.	92,100	1,518,617
Sharp Corp.*(a)	227,000	954,892
Sony Corp.	192,800	6,506,700

		15,758,227

Household Products 0.1%
Lion Corp.	37,000	666,816
Unicharm Corp.	62,200	1,494,824

		2,161,640

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	23,000	540,477

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	82,000	502,324
Seibu Holdings, Inc.	26,000	430,088
Toshiba Corp.*(a)	609,000	1,312,712

		2,245,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	161,000	$2,881,802
Japan Post Holdings Co. Ltd.	71,200	895,350
MS&AD Insurance Group Holdings, Inc.	77,441	2,473,512
Sompo Holdings, Inc.	52,850	1,941,626
Sony Financial Holdings, Inc.	23,700	380,612
T&D Holdings, Inc.	91,700	1,329,158
Tokio Marine Holdings, Inc.	104,500	4,416,626

		14,318,686

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	138,900	1,395,616
Start Today Co. Ltd.	26,700	593,374

		1,988,990

Internet Software & Services 0.1%
DeNA Co. Ltd.	16,200	329,800
Kakaku.com, Inc.(a)	23,900	326,272
Mixi, Inc.	7,300	353,113
Yahoo Japan Corp.(a)	217,900	1,010,283

		2,019,468

IT Services 0.2%
Fujitsu Ltd.	283,000	1,737,162
Nomura Research Institute Ltd.	21,505	792,778
NTT Data Corp.	19,500	925,988
Obic Co. Ltd.	9,400	449,081
Otsuka Corp.	8,400	456,418

		4,361,427

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	31,300	938,238
Sankyo Co. Ltd.	6,700	224,416
Sega Sammy Holdings, Inc.	30,800	414,261
Shimano, Inc.	10,700	1,567,209
Yamaha Corp.	25,900	716,519

		3,860,643

Machinery 1.3%
Amada Holdings Co. Ltd.	49,100	562,048
FANUC Corp.	29,200	6,011,443
Hino Motors Ltd.	43,900	532,245
Hitachi Construction Machinery Co. Ltd.	14,700	367,828
Hoshizaki Corp.	7,600	600,718
IHI Corp.*	234,000	740,187
JTEKT Corp.	35,900	558,494
Kawasaki Heavy Industries Ltd.	225,000	683,516
Komatsu Ltd.	140,100	3,669,678
Kubota Corp.	162,400	2,447,933
Kurita Water Industries Ltd.	17,200	417,660
Makita Corp.	35,000	1,227,512
MINEBEA MITSUMI, Inc.	53,100	709,960
Mitsubishi Heavy Industries Ltd.	492,000	1,979,688
Nabtesco Corp.	18,900	502,933
NGK Insulators Ltd.	39,000	884,775
NSK Ltd.	67,400	965,527
SMC Corp.	8,800	2,608,888
Sumitomo Heavy Industries Ltd.	77,000	538,328
THK Co. Ltd.	15,400	388,489

		26,397,850

Marine 0.1%
Mitsui OSK Lines Ltd.	174,000	546,822
Nippon Yusen KK*	260,000	548,917

		1,095,739

Media 0.1%
Dentsu, Inc.	33,101	1,802,741
Hakuhodo DY Holdings, Inc.	33,400	397,294
Toho Co. Ltd.	18,500	491,034

		2,691,069

Metals & Mining 0.4%
Hitachi Metals Ltd.	30,000	421,972
JFE Holdings, Inc.	79,800	1,372,534
Kobe Steel Ltd.*	45,300	414,513
Maruichi Steel Tube Ltd.	9,000	256,844
Mitsubishi Materials Corp.	16,300	494,753
Nippon Steel & Sumitomo Metal Corp.	124,044	2,865,835
Sumitomo Metal Mining Co. Ltd.	72,000	1,029,681

		6,856,132

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	18,200	633,476
Isetan Mitsukoshi Holdings Ltd.	53,960	593,090
J Front Retailing Co. Ltd.	35,300	524,351
Marui Group Co. Ltd.	31,200	425,137
Ryohin Keikaku Co. Ltd.	3,800	835,337
Takashimaya Co. Ltd.	47,000	411,974

		3,423,365

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	12,300	428,154
Inpex Corp.	140,900	1,389,411
JXTG Holdings, Inc.	450,539	2,218,250
Showa Shell Sekiyu KK	24,400	247,626

		4,283,441

Paper & Forest Products 0.0%†
Oji Holdings Corp.	130,000	609,679

Personal Products 0.3%
Kao Corp.	77,000	4,228,575
Kose Corp.	4,300	390,788
Pola Orbis Holdings, Inc.	13,600	328,610
Shiseido Co. Ltd.	58,400	1,537,129

		6,485,102

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	331,100	4,366,853
Chugai Pharmaceutical Co. Ltd.	34,300	1,180,719
Daiichi Sankyo Co. Ltd.	88,100	1,987,631
Eisai Co. Ltd.	38,200	1,983,810
Hisamitsu Pharmaceutical Co., Inc.	9,400	538,176
Kyowa Hakko Kirin Co. Ltd.	39,300	624,479
Mitsubishi Tanabe Pharma Corp.	35,400	739,118
Ono Pharmaceutical Co. Ltd.	62,000	1,285,742
Otsuka Holdings Co. Ltd.	59,000	2,670,369
Santen Pharmaceutical Co. Ltd.	56,400	819,220
Shionogi & Co. Ltd.	45,800	2,370,956
Sumitomo Dainippon Pharma Co. Ltd.(a)	26,100	431,886
Taisho Pharmaceutical Holdings Co. Ltd.	5,200	423,403
Takeda Pharmaceutical Co. Ltd.	109,200	5,140,824

		24,563,186

Professional Services 0.2%
Recruit Holdings Co. Ltd.	56,000	2,864,153

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	20,530	323,923
Daito Trust Construction Co. Ltd.	11,000	1,512,464
Daiwa House Industry Co. Ltd.	86,900	2,497,850
Hulic Co. Ltd.	41,700	393,614
Mitsubishi Estate Co. Ltd.	192,000	3,499,520
Mitsui Fudosan Co. Ltd.	132,000	2,818,441
Nomura Real Estate Holdings, Inc.	21,000	335,123
Sumitomo Realty & Development Co. Ltd.	54,000	1,402,511
Tokyo Tatemono Co. Ltd.	34,100	450,853

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	76,400	$415,845

		13,650,144

Road & Rail 0.9%
Central Japan Railway Co.	22,100	3,609,811
East Japan Railway Co.	50,876	4,442,570
Hankyu Hanshin Holdings, Inc.	35,800	1,168,189
Keikyu Corp.	70,000	770,057
Keio Corp.	91,000	722,941
Keisei Electric Railway Co. Ltd.	20,000	465,519
Kintetsu Group Holdings Co. Ltd.	265,000	958,064
Nagoya Railroad Co. Ltd.	146,000	658,413
Nippon Express Co. Ltd.	123,000	633,115
Odakyu Electric Railway Co. Ltd.	46,000	897,120
Tobu Railway Co. Ltd.	153,000	777,074
Tokyu Corp.	168,000	1,193,663
West Japan Railway Co.	24,300	1,584,691

		17,881,227

Semiconductors & Semiconductor Equipment 0.2%
Rohm Co. Ltd.	14,200	945,364
Tokyo Electron Ltd.	24,200	2,649,330

		3,594,694

Software 0.3%
Konami Holdings Corp.	12,900	547,921
LINE Corp.*(a)	6,700	258,241
Nexon Co. Ltd.	27,000	429,359
Nintendo Co. Ltd.	17,400	4,037,476
Oracle Corp. Japan	5,200	298,112
Trend Micro, Inc.	18,100	805,639

		6,376,748

Specialty Retail 0.3%
ABC-Mart, Inc.	5,000	293,057
Fast Retailing Co. Ltd.	8,200	2,580,403
Hikari Tsushin, Inc.	3,400	331,981
Nitori Holdings Co. Ltd.	12,300	1,562,090
Shimamura Co. Ltd.	3,600	477,232
USS Co. Ltd.	34,700	581,172
Yamada Denki Co. Ltd.	93,400	466,918

		6,292,853

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	37,400	782,116
Canon, Inc.	159,100	4,968,479
FUJIFILM Holdings Corp.	67,100	2,630,176
Konica Minolta, Inc.	72,100	646,708
NEC Corp.	400,000	965,626
Ricoh Co. Ltd.	105,300	868,621
Seiko Epson Corp.	43,700	922,025

		11,783,751

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	25,700	413,504

Tobacco 0.3%
Japan Tobacco, Inc.	168,100	5,471,244

Trading Companies & Distributors 0.9%
ITOCHU Corp.	231,700	3,298,563
Marubeni Corp.	252,200	1,557,824
MISUMI Group, Inc.	42,100	764,297
Mitsubishi Corp.	231,600	5,019,370
Mitsui & Co. Ltd.	261,900	3,803,319
Sumitomo Corp.	182,400	2,460,734
Toyota Tsusho Corp.	31,400	953,074

		17,857,181

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	5,900	205,831
Kamigumi Co. Ltd.	34,000	294,660
Mitsubishi Logistics Corp.	18,000	248,491

		748,982

Wireless Telecommunication Services 1.1%
KDDI Corp.	276,400	7,269,541
NTT DOCOMO, Inc.	208,500	4,868,943
SoftBank Group Corp.	125,600	8,906,942

		21,045,426

		464,664,775

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	14,351	1,253,993

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc	21,517	534,466

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	73,905	1,277,992

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,680	730,597

Media 0.1%
RTL Group SA	5,954	479,057
SES SA, FDR	54,829	1,274,719

		1,753,776

Metals & Mining 0.1%
ArcelorMittal*	280,446	2,346,233

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	10,914	608,574

		6,717,172

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
MGM China Holdings Ltd.	170,800	356,164
Wynn Macau Ltd.	252,000	513,255

		869,419

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	34,536	672,912

NETHERLANDS 4.3%
Banks 0.5%
ABN AMRO Group NV, CVA Reg. S(d)	43,145	1,046,203
ING Groep NV	595,335	8,992,102

		10,038,305

Beverages 0.2%
Heineken Holding NV	15,450	1,227,191
Heineken NV	34,968	2,975,721

		4,202,912

Chemicals 0.3%
Akzo Nobel NV	38,634	3,198,271
Koninklijke DSM NV	28,368	1,918,505

		5,116,776

Construction & Engineering 0.0%†
BOSKALIS WESTMINSTER	13,999	482,302

Diversified Financial Services 0.0%†
EXOR NV	17,309	895,011

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV(a)	518,689	1,559,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	196,810	$4,205,796

Industrial Conglomerates 0.2%
Koninklijke Philips NV	141,154	4,534,470

Insurance 0.2%
Aegon NV	276,212	1,406,983
NN Group NV	47,417	1,539,968

		2,946,951

Media 0.1%
Altice NV, Class A*(a)	52,832	1,194,993
Altice NV, Class B*	19,066	430,660

		1,625,653

Oil, Gas & Consumable Fuels 1.7%
Koninklijke Vopak NV	10,886	474,110
Royal Dutch Shell plc, Class A	664,614	17,518,076
Royal Dutch Shell plc, Class B	569,892	15,666,001

		33,658,187

Professional Services 0.2%
Randstad Holding NV(a)	18,246	1,051,845
Wolters Kluwer NV	45,691	1,896,286

		2,948,131

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	56,720	7,526,342
NXP Semiconductors NV*	44,978	4,655,223

		12,181,565

Software 0.0%†
Gemalto NV	12,689	707,868

		85,103,324

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	109,145	635,828

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	279,183	684,369

Electric Utilities 0.0%†
Contact Energy Ltd.	104,327	369,932
Mercury NZ Ltd.	95,982	211,951

		581,883

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	52,015	306,506

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	219,079	429,905

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	154,162	729,967

		3,368,458

NORWAY 0.6%
Banks 0.1%
DNB ASA	151,139	2,399,872

Chemicals 0.1%
Yara International ASA	27,130	1,044,987

Diversified Telecommunication Services 0.1%
Telenor ASA	117,086	1,947,778

Food Products 0.1%
Marine Harvest ASA*	57,312	874,260
Orkla ASA	124,189	1,112,496

		1,986,756

Insurance 0.0%†
Gjensidige Forsikring ASA	31,893	485,861

Media 0.0%†
Schibsted ASA, Class A	12,647	325,560
Schibsted ASA, Class B	13,258	303,778

		629,338

Metals & Mining 0.1%
Norsk Hydro ASA	197,377	1,150,260

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	173,130	2,975,854

		12,620,706

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	348,543	1,178,480

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,441	704,782

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	67,873	1,029,455

		2,912,717

SINGAPORE 1.3%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	254,900	679,646

Airlines 0.0%†
Singapore Airlines Ltd.(a)	85,266	613,779

Banks 0.5%
DBS Group Holdings Ltd.	267,200	3,701,227
Oversea-Chinese Banking Corp. Ltd.	477,100	3,313,943
United Overseas Bank Ltd.	201,300	3,179,589

		10,194,759

Capital Markets 0.0%†
Singapore Exchange Ltd.	115,000	633,005

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	16,666	522,011

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,216,350	3,408,621

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	369,127	664,715
CapitaLand Commercial Trust	336,800	371,874
CapitaLand Mall Trust	369,800	520,655
Suntec REIT	392,700	502,689

		2,059,933

Food Products 0.1%
Golden Agri-Resources Ltd.	1,253,612	345,229
Wilmar International Ltd.	294,894	744,170

		1,089,399

Hotels, Restaurants & Leisure 0.1%
Genting Singapore plc	997,396	727,334

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	221,300	1,097,696
Sembcorp Industries Ltd.	135,000	306,789

		1,404,485

Media 0.0%†
Singapore Press Holdings Ltd.(a)	208,000	527,830

Real Estate Management & Development 0.1%
CapitaLand Ltd.	381,597	990,483
City Developments Ltd.	61,600	448,914
Global Logistic Properties Ltd.	386,900	768,839

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Real Estate Management & Development (continued)
UOL Group Ltd.	82,400	$410,479

		2,618,715

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	306,900	561,767

Transportation Infrastructure 0.0%†
SATS Ltd.	103,400	360,720

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	81,475	167,732

		25,569,736

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	95,546	651,515

Health Care Providers & Services 0.0%†
Mediclinic International plc	59,525	531,659

Paper & Forest Products 0.1%
Mondi plc	55,763	1,347,310

		2,530,484

SPAIN 3.3%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	1,013,456	7,867,130
Banco de Sabadell SA	813,135	1,489,882
Banco Popular Espanol SA*	500,209	485,052
Banco Santander SA	2,228,448	13,641,026
Bankia SA	721,581	821,375
Bankinter SA	102,841	862,341
CaixaBank SA	502,013	2,158,398

		27,325,204

Biotechnology 0.1%
Grifols SA	48,020	1,178,170

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	30,899	1,050,339
Ferrovial SA	71,932	1,437,734

		2,488,073

Diversified Telecommunication Services 0.4%
Telefonica SA	688,203	7,703,284

Electric Utilities 0.4%
Endesa SA	48,333	1,134,357
Iberdrola SA	848,206	6,060,341
Red Electrica Corp. SA	58,371	1,119,230

		8,313,928

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	103,532	598,426

Gas Utilities 0.0%†
Gas Natural SDG SA	52,112	1,139,886

Insurance 0.0%†
Mapfre SA(a)	161,069	551,678

IT Services 0.2%
Amadeus IT Group SA	66,833	3,386,335

Machinery 0.0%†
Zardoya Otis SA	31,801	293,655

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	727,638
Repsol SA	174,688	2,706,424

		3,434,062

Specialty Retail 0.3%
Industria de Diseno Textil SA	167,552	5,900,607

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	97,819	1,574,656
Aena SA Reg. S(d)	10,753	1,699,612

		3,274,268

		65,587,576

SWEDEN 2.8%
Banks 0.7%
Nordea Bank AB	467,562	5,334,339
Skandinaviska Enskilda Banken AB, Class A(a)	230,584	2,562,278
Svenska Handelsbanken AB, Class A(a)	234,414	3,212,423
Swedbank AB, Class A(a)	139,325	3,223,765

		14,332,805

Building Products 0.2%
Assa Abloy AB, Class B	153,612	3,157,909

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	49,050	765,730

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B(a)	471,781	3,149,784

Construction & Engineering 0.1%
Skanska AB, Class B(a)	53,413	1,257,094

Diversified Financial Services 0.2%
Industrivarden AB, Class C	24,425	528,550
Investor AB, Class B	69,919	2,939,881
Kinnevik AB, Class B	36,035	960,557
L E Lundbergforetagen AB, Class B	5,825	394,803

		4,823,791

Diversified Telecommunication Services 0.1%
Telia Co. AB	380,169	1,593,798

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	38,466	1,543,823

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	13,194	450,019

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B(a)	29,910	524,427

Household Durables 0.1%
Electrolux AB Series B(a)	37,400	1,038,292
Husqvarna AB, Class B	66,299	581,291

		1,619,583

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B(a)	91,786	2,957,923

Machinery 0.7%
Alfa Laval AB	42,275	796,791
Atlas Copco AB, Class A	103,081	3,633,510
Atlas Copco AB, Class B	59,704	1,896,545
Sandvik AB	163,894	2,448,076
SKF AB, Class B(a)	59,478	1,176,209
Volvo AB, Class B	235,692	3,476,928

		13,428,059

Metals & Mining 0.1%
Boliden AB	42,697	1,270,891

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	23,976	486,622

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	140,851	3,594,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Tobacco 0.0%†
Swedish Match AB	28,399	$922,935

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	52,911	505,037

		56,384,861

SWITZERLAND 9.2%
Beverages 0.0%†
Coca-Cola HBC AG*	28,376	732,558

Biotechnology 0.2%
Actelion Ltd.*	14,866	4,188,275

Building Products 0.1%
Geberit AG REG	5,530	2,382,938

Capital Markets 0.8%
Credit Suisse Group AG REG*	304,327	4,527,967
Julius Baer Group Ltd.*	34,592	1,728,079
Partners Group Holding AG	2,661	1,430,057
UBS Group AG REG*	552,683	8,834,424

		16,520,527

Chemicals 0.6%
EMS-Chemie Holding AG REG	1,189	692,460
Givaudan SA REG	1,411	2,541,279
Sika AG	336	2,015,232
Syngenta AG REG	14,211	6,276,154

		11,525,125

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	69,789	4,117,510

Diversified Financial Services 0.0%†
Pargesa Holding SA (Bearer)	5,247	370,857

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,786	1,745,196

Electrical Equipment 0.3%
ABB Ltd. REG	288,559	6,753,868

Food Products 1.9%
Aryzta AG* (a)	13,622	437,388
Barry Callebaut AG REG*	306	400,100
Chocoladefabriken Lindt & Spruengli AG	165	1,845,014
Nestle SA REG	473,620	36,351,174

		39,033,676

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	8,322	1,154,387

Insurance 0.7%
Baloise Holding AG REG	7,905	1,086,244
Swiss Life Holding AG REG*	4,952	1,596,836
Swiss Re AG	49,674	4,461,525
Zurich Insurance Group AG	22,922	6,116,980

		13,261,585

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	8,220	1,553,754

Machinery 0.1%
Schindler Holding AG REG	3,325	630,843
Schindler Holding AG - Participation Certificate	5,955	1,151,914

		1,782,757

Marine 0.1%
Kuehne + Nagel International AG REG	8,311	1,173,540

Metals & Mining 0.4%
Glencore plc*	1,875,572	7,358,901

Pharmaceuticals 2.6%
Galenica AG REG	597	629,386
Novartis AG REG	339,052	25,177,176
Roche Holding AG	106,755	27,300,851

		53,107,413

Professional Services 0.2%
Adecco Group AG REG	25,407	1,804,009
SGS SA REG	829	1,767,942

		3,571,951

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	10,956	964,656

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	92,334	1,420,800

Specialty Retail 0.1%
Dufry AG REG*	7,142	1,087,440

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	79,893	6,316,515
Swatch Group AG (The)	12,382	2,195,759

		8,512,274

Trading Companies & Distributors 0.1%
Wolseley plc	38,674	2,434,973

		184,754,961

UNITED KINGDOM 15.6%
Aerospace & Defense 0.4%
BAE Systems plc	489,918	3,942,955
Cobham plc	287,014	478,512
Meggitt plc	115,356	643,835
Rolls-Royce Holdings plc*	278,850	2,634,313

		7,699,615

Air Freight & Logistics 0.0%†
Royal Mail plc	136,869	728,970

Airlines 0.1%
easyJet plc	24,153	310,529
International Consolidated Airlines Group SA	126,427	835,085

		1,145,614

Auto Components 0.1%
GKN plc	258,625	1,177,976

Automobiles 0.1%
Fiat Chrysler Automobiles NV	137,308	1,500,135

Banks 2.3%
Barclays plc	2,563,327	7,235,711
HSBC Holdings plc	3,004,728	24,509,112
Lloyds Banking Group plc	9,860,581	8,200,861
Royal Bank of Scotland Group plc*	560,255	1,698,832
Standard Chartered plc*	494,335	4,728,278

		46,372,794

Beverages 0.6%
Coca-Cola European Partners plc	32,416	1,210,804
Diageo plc	381,403	10,921,552

		12,132,356

Capital Markets 0.3%
3i Group plc	150,379	1,411,918
Aberdeen Asset Management plc	134,455	446,173
Hargreaves Lansdown plc	39,671	646,207
London Stock Exchange Group plc	50,068	1,991,928
Schroders plc	20,990	796,607

		5,292,833

Chemicals 0.1%
Croda International plc	21,133	943,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Chemicals (continued)
Johnson Matthey plc	28,643	$1,105,105

		2,049,040

Commercial Services & Supplies 0.1%
Babcock International Group plc	38,889	429,706
G4S plc	226,531	863,563

		1,293,269

Consumer Finance 0.0%†
Provident Financial plc	22,171	833,052

Diversified Telecommunication Services 0.3%
BT Group plc	1,292,472	5,160,997
Inmarsat plc	72,335	770,637

		5,931,634

Electric Utilities 0.1%
SSE plc	154,838	2,861,573

Energy Equipment & Services 0.0%†
Petrofac Ltd.	36,660	423,472

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	147,728	1,129,245
Hammerson plc	114,740	820,434
Intu Properties plc	137,828	482,199
Land Securities Group plc	116,573	1,548,235
Segro plc	158,965	908,861

		4,888,974

Food & Staples Retailing 0.2%
J Sainsbury plc	249,810	827,416
Tesco plc*	1,254,810	2,920,399
Wm Morrison Supermarkets plc(a)	338,824	1,019,616

		4,767,431

Food Products 0.1%
Associated British Foods plc	53,578	1,750,163
Tate & Lyle plc	70,114	671,876

		2,422,039

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	136,339	2,075,870

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	252,511	4,767,460
InterContinental Hotels Group plc	28,280	1,385,124
Merlin Entertainments plc Reg. S(d)	113,594	682,818
Whitbread plc	27,464	1,362,753
William Hill plc	131,554	479,755

		8,677,910

Household Durables 0.2%
Barratt Developments plc	162,348	1,112,088
Berkeley Group Holdings plc	19,317	776,727
Persimmon plc	47,339	1,242,015
Taylor Wimpey plc	482,860	1,167,934

		4,298,764

Household Products 0.4%
Reckitt Benckiser Group plc	95,231	8,693,798

Industrial Conglomerates 0.1%
DCC plc	13,262	1,167,486
Smiths Group plc	62,259	1,265,007

		2,432,493

Insurance 1.1%
Admiral Group plc	32,188	802,026
Aviva plc	625,620	4,174,802
Direct Line Insurance Group plc	210,395	915,395
Legal & General Group plc	884,872	2,739,953
Old Mutual plc	756,337	1,903,455
Prudential plc	389,428	8,226,005
RSA Insurance Group plc	154,943	1,137,886
St James’s Place plc	80,368	1,069,774
Standard Life plc	294,055	1,307,473

		22,276,769

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S (d)	133,462	655,014

IT Services 0.1%
Worldpay Group plc Reg. S(d)	274,176	1,013,690

Machinery 0.2%
CNH Industrial NV	155,207	1,493,880
IMI plc	38,491	575,870
Weir Group plc (The)	34,959	840,945

		2,910,695

Media 0.4%
ITV plc	542,061	1,488,048
Pearson plc	122,697	1,046,219
Sky plc	156,152	1,909,708
WPP plc	192,478	4,218,940

		8,662,915

Metals & Mining 0.7%
Anglo American plc*	216,066	3,301,271
Rio Tinto Ltd.	64,133	2,961,176
Rio Tinto plc	188,107	7,574,632

		13,837,079

Multiline Retail 0.1%
Marks & Spencer Group plc	247,437	1,045,143
Next plc	21,640	1,170,656

		2,215,799

Multi-Utilities 0.5%
Centrica plc	852,507	2,321,366
National Grid plc	566,718	7,190,120

		9,511,486

Oil, Gas & Consumable Fuels 0.8%
BP plc	2,884,609	16,604,147

Personal Products 1.1%
Unilever NV, CVA	247,292	12,285,683
Unilever plc	194,405	9,589,465

		21,875,148

Pharmaceuticals 1.4%
AstraZeneca plc	192,130	11,813,505
GlaxoSmithKline plc	741,873	15,425,721

		27,239,226

Professional Services 0.6%
Capita plc	100,808	713,899
Experian plc	142,334	2,903,791
Intertek Group plc	25,249	1,242,826
RELX NV	152,943	2,837,336
RELX plc	168,084	3,290,775

		10,988,627

Software 0.1%
Sage Group plc (The)	165,677	1,308,756

Specialty Retail 0.1%
Dixons Carphone plc	152,035	605,541
Kingfisher plc	341,654	1,397,909

		2,003,450

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	67,310	1,452,597

Tobacco 1.3%
British American Tobacco plc	284,040	18,844,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Tobacco (continued)
Imperial Brands plc	144,404	$6,998,347

		25,843,278

Trading Companies & Distributors 0.2%
Ashtead Group plc	76,168	1,576,623
Bunzl plc	50,438	1,466,005
Travis Perkins plc	38,663	733,475

		3,776,103

Water Utilities 0.1%
Severn Trent plc	34,668	1,034,114
United Utilities Group plc	107,733	1,341,381

		2,375,495

Wireless Telecommunication Services 0.5%
Vodafone Group plc	4,085,580	10,646,963

		312,896,849

UNITED STATES 0.6%
Biotechnology 0.4%
Shire plc	136,333	7,943,728

Hotels, Restaurants & Leisure 0.1%
Carnival plc	30,036	1,721,596

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	31,707	920,425

Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.* (a)	2,277	265,544

Software 0.1%
Mobileye NV*	26,274	1,613,223

		12,464,516

Total Common Stocks (cost $1,714,821,831)		1,980,654,086

Rights 0.0%†

	Number of Rights	Market Value

GERMANY 0.0%†
Capital Markets 0.0%†
Deutsche Bank AG, expiring at an exercise price of $11.65 on 4/6/2017	213,105	509,243

Total Rights (cost $—)		509,243

Repurchase Agreements 2.4%

	Principal Amount	Market Value

Repurchase Agreements 2.4%
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $10,000,675, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $10,200,000.(e)	$10,000,000	10,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $5,000,338, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $5,100,000.(e)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $23,987,464, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $24,465,562.(e)	23,985,845	23,985,845
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $10,001,497, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $10,200,157.(e)	10,000,000	10,000,000

Total Repurchase Agreement (cost $48,985,845)		48,985,845

Total Investments (cost $1,763,807,676) (f) — 101.3%		2,030,149,174
Liabilities in excess of other assets — (1.3)%		(26,889,669)

NET ASSETS — 100.0%		$2,003,259,505

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $50,935,653, which was collateralized by repurchase agreements with a total value of $48,985,845 and $4,851,580 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.50%, and maturity dates ranging from 04/13/17 – 11/15/45, a total value of $53,837,425.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $10,070,477 which represents 0.50% of net assets.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $48,985,845.
(f)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,829,300,920, tax unrealized appreciation and depreciation were $360,729,261and $(159,881,007), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REG	Registered Shares
Reg. S

Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the

United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
212	DJ Euro Stoxx 50	06/16/17	$7,748,296	$80,311
60	FTSE 100 Index	06/16/17	5,469,284	6,566
62	SGX Nikkei 225 Index	06/08/17	5,262,733	(25,372)
26	SPI 200 Index	06/15/17	2,904,117	12,690

			$21,384,430	$74,195

DJ	Dow Jones
FTSE	Financial Times Stock Exchange
SGX	Singapore Exchange
SPI	Share Price Index

At March 31, 2017 the fund had $1,306,549 segregated in foreign currency as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$22,664,077	$—	$22,664,077
Air Freight & Logistics	—	7,441,732	—	7,441,732
Airlines	—	3,995,572	—	3,995,572
Auto Components	—	27,108,659	—	27,108,659
Automobiles	—	71,252,019	—	71,252,019
Banks	—	250,583,199	—	250,583,199
Beverages	—	43,388,321	—	43,388,321
Biotechnology	4,188,275	17,475,608	—	21,663,883
Building Products	—	16,190,225	—	16,190,225
Capital Markets	—	44,647,648	—	44,647,648
Chemicals	—	78,881,406	—	78,881,406
Commercial Services & Supplies	—	10,942,691	—	10,942,691
Communications Equipment	—	7,905,343	—	7,905,343
Construction & Engineering	—	17,429,186	—	17,429,186
Construction Materials	—	14,348,912	—	14,348,912
Consumer Finance	—	1,721,249	—	1,721,249
Containers & Packaging	—	2,438,223	—	2,438,223
Distributors	—	522,011	—	522,011
Diversified Consumer Services	—	356,844	—	356,844
Diversified Financial Services	—	14,419,570	—	14,419,570
Diversified Telecommunication Services	—	56,390,933	—	56,390,933
Electric Utilities	—	33,883,447	—	33,883,447
Electrical Equipment	—	28,486,237	—	28,486,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$26,603,978	$—	$26,603,978
Energy Equipment & Services	—	2,141,098	—	2,141,098
Equity Real Estate Investment Trusts (REITs)	—	34,088,006	—	34,088,006
Food & Staples Retailing	—	32,462,764	—	32,462,764
Food Products	1,941,599	59,311,342	—	61,252,941
Gas Utilities	—	7,492,698	—	7,492,698
Health Care Equipment & Supplies	—	18,270,574	—	18,270,574
Health Care Providers & Services	—	12,853,681	—	12,853,681
Health Care Technology	—	725,245	—	725,245
Hotels, Restaurants & Leisure	528,483	26,720,691	—	27,249,174
Household Durables	—	22,977,749	—	22,977,749
Household Products	—	19,119,397	—	19,119,397
Independent Power and Renewable Electricity Producers	—	970,382	—	970,382
Industrial Conglomerates	3,845,841	32,116,572	—	35,962,413
Insurance	—	108,209,657	—	108,209,657
Internet & Direct Marketing Retail	—	2,518,254	—	2,518,254
Internet Software & Services	—	3,499,491	—	3,499,491
IT Services	—	13,503,562	—	13,503,562
Leisure Products	—	3,860,643	—	3,860,643
Life Sciences Tools & Services	—	3,204,776	—	3,204,776
Machinery	—	51,994,821	—	51,994,821
Marine	—	4,865,397	—	4,865,397
Media	—	22,237,910	—	22,237,910
Metals & Mining	—	56,739,045	—	56,739,045
Multiline Retail	—	5,905,692	—	5,905,692
Multi-Utilities	—	22,692,239	—	22,692,239
Oil, Gas & Consumable Fuels	—	96,876,883	—	96,876,883
Paper & Forest Products	—	4,881,951	—	4,881,951
Personal Products	12,285,683	24,906,610	—	37,192,293
Pharmaceuticals	4,806,857	150,443,593	—	155,250,450
Professional Services	—	21,861,227	—	21,861,227
Real Estate Management & Development	1,340,882	38,081,835	—	39,422,717
Road & Rail	—	22,343,625	—	22,343,625
Semiconductors & Semiconductor Equipment	4,655,223	16,486,724	—	21,141,947
Software	3,630,595	25,308,412	—	28,939,007
Specialty Retail	—	18,878,981	—	18,878,981
Technology Hardware, Storage & Peripherals	—	11,783,751	—	11,783,751
Textiles, Apparel & Luxury Goods	—	36,811,647	—	36,811,647
Tobacco	—	32,237,457	—	32,237,457
Trading Companies & Distributors	1,029,728	26,193,329	—	27,223,057
Transportation Infrastructure	57,314	12,339,578	—	12,396,892
Water Utilities	—	2,375,495	—	2,375,495
Wireless Telecommunication Services	—	32,973,732	—	32,973,732

Total Common Stocks	$38,310,480	$1,942,343,606	$—	$1,980,654,086

Futures Contracts	99,567	—	—	99,567
Repurchase Agreements	—	48,985,845	—	48,985,845
Rights	509,243	—	—	509,243

Total Assets	$38,919,290	$1,991,329,451	$—	$2,030,248,741

Liabilities:
Futures Contracts	$(25,372)	$—	$—	$(25,372)

Total Liabilities	$(25,372)	$—	$—	$(25,372)

Total	$38,893,918	$1,991,329,451	$—	$2,030,223,369

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2017, the Fund had two transfers of international common stocks from Level 1 to Level 2. The total market value of the two investments at the time of the transfer and at March 31, 2017, was $13,100,266 and $13,617,032, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At March 31, 2017, the Fund each of valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.
(b)	During the period ended March 31, 2017, the Fund had a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at March 31, 2017, was $10,218,155 and $12,285,683, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2017, the Fund valued this security using the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

During the period ended March 31, 2017, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT International Index Fund (Continued)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$99,567

Total		$99,567

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(25,372)

Total		$(25,372)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 76.0%

	Shares	Market Value
Equity Funds 20.0%
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,127,514	$31,465,930
NVIT International Index Fund, Class Y(a)	4,269,964	39,326,366
NVIT Mid Cap Index Fund, Class Y(a)	940,286	23,685,810
NVIT S&P 500 Index Fund, Class Y(a)	3,449,018	55,080,824
NVIT Small Cap Index Fund, Class Y(a)	615,204	7,886,920

Total Equity Funds (cost $140,981,724)		157,445,850

Fixed Income Funds 56.0%
Nationwide Core Plus Bond Fund, Class R6(a)	7,767,481	79,072,955
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,207,980	31,534,447
NVIT Bond Index Fund, Class Y(a)	23,427,495	244,348,768
NVIT Short Term Bond Fund, Class Y(a)	8,385,362	86,704,639

Total Fixed Income Funds (cost $452,028,597)		441,660,809

Total Investment Companies (cost $593,010,321)		599,106,659

Investment Contract 24.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$189,133,919	189,133,919

Total Investment Contract (cost $189,133,919)		189,133,919

Total Investments (cost $782,144,240) (d) — 100.0%		788,240,578
Liabilities in excess of other assets — 0.0%†		(393,661)

NET ASSETS — 100.0%		$787,846,917

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $782,922,655, tax unrealized appreciation and depreciation were $17,081,236 and $(11,763,313), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$599,106,659	$—	$—	$599,106,659
Investment Contract	—	—	189,133,919	189,133,919

Total	$599,106,659	$—	$189,133,919	$788,240,578

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$191,612,999	$191,612,999
Purchases*	3,290,903	3,290,903
Sales	(5,769,983)	(5,769,983)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$189,133,919	$189,133,919

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 98.1%

	Shares	Market Value
Equity Funds 90.0%
Nationwide Ziegler Equity Income Fund, Class R6(a)	388,537	$5,746,456
NVIT International Index Fund, Class Y(a)	9,032,341	83,187,864
NVIT Mid Cap Index Fund, Class Y(a)	1,486,043	37,433,427
NVIT S&P 500 Index Fund, Class Y(a)	6,291,314	100,472,281
NVIT Small Cap Index Fund, Class Y(a)	2,476,709	31,751,411

Total Equity Funds (cost $198,989,301)		258,591,439

Fixed Income Funds 8.1%
Nationwide Core Plus Bond Fund, Class R6(a)	1,135,988	11,564,356
NVIT Bond Index Fund, Class Y(a)	1,105,654	11,531,973

Total Fixed Income Funds (cost $23,363,066)		23,096,329

Total Investment Companies (cost $222,352,367)		281,687,768

Investment Contract 2.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$5,679,545	5,679,545

Total Investment Contract (cost $5,679,545)		5,679,545

Total Investments (cost $228,031,912) (d) — 100.1%		287,367,313
Liabilities in excess of other assets — (0.1)%		(165,440)

NET ASSETS — 100.0%		$287,201,873

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $238,076,066, tax unrealized appreciation and depreciation were $49,602,735 and $(311,488), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$281,687,768	$—	$—	$281,687,768
Investment Contract	—	—	5,679,545	5,679,545

Total	$281,687,768	$—	$5,679,545	$287,367,313

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$5,466,479	$5,466,479
Purchases*	213,066	213,066
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$5,679,545	$5,679,545

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 86.4%

	Shares	Market Value
Equity Funds 51.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	6,801,082	$100,588,002
NVIT International Index Fund, Class Y(a)	26,480,306	243,883,619
NVIT Mid Cap Index Fund, Class Y(a)	5,234,748	131,863,296
NVIT S&P 500 Index Fund, Class Y(a)	18,191,941	290,525,292
NVIT Small Cap Index Fund, Class Y(a)	4,056,201	52,000,492

Total Equity Funds (cost $674,372,761)		818,860,701

Fixed Income Funds 35.0%
Nationwide Core Plus Bond Fund, Class R6(a)	11,923,903	121,385,333
NVIT Bond Index Fund, Class Y(a)	34,534,691	360,196,823
NVIT Short Term Bond Fund, Class Y(a)	7,350,860	76,007,896

Total Fixed Income Funds (cost $572,113,769)		557,590,052

Total Investment Companies (cost $1,246,486,530)		1,376,450,753

Investment Contract 13.6%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$216,025,037	216,025,037

Total Investment Contract (cost $216,025,037)		216,025,037

Total Investments (cost $1,462,511,567) (d) — 100.0%		1,592,475,790
Liabilities in excess of other assets — 0.0%†		(769,002)

NET ASSETS — 100.0%		$1,591,706,788

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,462,874,010, tax unrealized appreciation and depreciation were $144,158,601 and $(14,556,821), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,376,450,753	$—	$—	$1,376,450,753
Investment Contract	—	—	216,025,037	216,025,037

Total	$1,376,450,753	$—	$216,025,037	$1,592,475,790

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$214,229,542	$214,229,542
Purchases*	1,795,495	1,795,495
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$216,025,037	$216,025,037

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 79.9%

	Shares	Market Value
Equity Funds 48.6%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,712,158	$25,322,823
NVIT International Index Fund, Class Y(a)	6,514,597	59,999,439
NVIT Mid Cap Index Fund, Class Y(a)	1,392,624	35,080,190
NVIT S&P 500 Index Fund, Class Y(a)	4,790,533	76,504,806
NVIT Small Cap Index Fund, Class Y(a)	1,069,445	13,710,279

Total Equity Funds (cost $199,918,056)		210,617,537

Fixed Income Funds 31.3%
Nationwide Core Plus Bond Fund, Class R6(a)	3,005,042	30,591,330
NVIT Bond Index Fund, Class Y(a)	8,229,427	85,832,920
NVIT Short Term Bond Fund, Class Y(a)	1,838,575	19,010,866

Total Fixed Income Funds (cost $138,308,561)		135,435,116

Total Investment Companies (cost $338,226,617)		346,052,653

Investment Contract 12.4%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$53,624,806	53,624,806

Total Investment Contract (cost $53,624,806)		53,624,806

Total Investments (cost $391,851,423) (d) — 92.3%		399,677,459
Other assets in excess of liabilities — 7.7%		33,315,597

NET ASSETS — 100.0%		$432,993,056

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $392,172,788, tax unrealized appreciation and depreciation were $12,310,386 and $(4,805,715), respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
228	Mini MSCI EAFE	06/16/17	$20,314,800	$638,434
94	Russell 2000 Mini Future	06/16/17	6,506,680	72,461
344	S&P 500 E-Mini	06/16/17	40,578,240	(35,567)
81	S&P MID 400 E-Mini	06/16/17	13,917,420	72,162

			$81,317,140	$747,490

At March 31, 2017, the Fund has $3,928,100 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Futures Contracts	$783,057	$—	$—	$783,057
Investment Companies	346,052,653	—	—	346,052,653
Investment Contract	—	—	53,624,806	53,624,806

Total Assets	$346,835,710	$—	$53,624,806	$400,460,516

Liabilities:
Futures Contracts	$(35,567)	$—	$—	$(35,567)

Total Liabilities	$(35,567)	$—	$—	$(35,567)

Total	$346,800,143	$—	$53,624,806	$400,424,949

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$53,015,561	$53,015,561
Purchases*	1,117,845	1,117,845
Sales	(508,600)	(508,600)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$53,624,806	$53,624,806

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$783,057

Total		$783,057

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(35,567)

Total		$(35,567)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 84.9%

	Shares	Market Value
Equity Funds 57.6%
Nationwide Ziegler Equity Income Fund, Class R6(a)	3,040,817	$44,973,680
NVIT International Index Fund, Class Y(a)	15,792,232	145,446,459
NVIT Mid Cap Index Fund, Class Y(a)	3,340,158	84,138,575
NVIT S&P 500 Index Fund, Class Y(a)	14,207,735	226,897,520
NVIT Small Cap Index Fund, Class Y(a)	3,036,870	38,932,680

Total Equity Funds (cost $509,317,234)		540,388,914

Fixed Income Funds 27.3%
Nationwide Core Plus Bond Fund, Class R6(a)	5,621,896	57,230,899
NVIT Bond Index Fund, Class Y(a)	16,807,754	175,304,871
NVIT Short Term Bond Fund, Class Y(a)	2,356,830	24,369,625

Total Fixed Income Funds (cost $261,934,277)		256,905,395

Total Investment Companies (cost $771,251,511)		797,294,309

Investment Contract 7.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$65,507,571	65,507,571

Total Investment Contract (cost $65,507,571)		65,507,571

Total Investments (cost $836,759,082) (d) — 91.9%		862,801,880
Other assets in excess of liabilities — 8.1%		75,643,451

NET ASSETS — 100.0%		$938,445,331

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $837,210,885, tax unrealized appreciation and depreciation were $33,886,262 and $(8,295,267), respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
676	Mini MSCI EAFE	06/16/17	$60,231,600	$1,880,197
303	Russell 2000 Mini Future	06/16/17	20,973,660	234,215
963	S&P 500 E-Mini	06/16/17	113,595,480	(100,057)
216	S&P MID 400 E-Mini	06/16/17	37,113,120	194,959

			$231,913,860	$2,209,314

At March 31, 2017, the Fund has $11,230,230 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Futures Contracts	$2,309,371	$—	$—	$2,309,371
Investment Companies	797,294,309	—	—	797,294,309
Investment Contract	—	—	65,507,571	65,507,571

Total Assets	$799,603,680	$—	$65,507,571	$865,111,251

Liabilities:
Futures Contracts	$(100,057)	$—	$—	$(100,057)

Total Liabilities	$(100,057)	$—	$—	$(100,057)

Total	$799,503,623	$—	$65,507,571	$865,011,194

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$64,504,630	$64,504,630
Purchases*	1,685,295	1,685,295
Sales	(682,354)	(682,354)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$65,507,571	$65,507,571

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,309,371

Total		$2,309,371

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(100,057)

Total		$(100,057)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 92.1%

	Shares	Market Value
Equity Funds 61.3%
Nationwide Ziegler Equity Income Fund, Class R6(a)	10,096,035	$149,320,353
NVIT International Index Fund, Class Y(a)	53,161,861	489,620,741
NVIT Mid Cap Index Fund, Class Y(a)	10,376,657	261,387,978
NVIT S&P 500 Index Fund, Class Y(a)	44,564,895	711,701,372
NVIT Small Cap Index Fund, Class Y(a)	9,390,196	120,382,313

Total Equity Funds (cost $1,199,495,305)		1,732,412,757

Fixed Income Funds 30.8%
Nationwide Core Plus Bond Fund, Class R6(a)	19,037,337	193,800,093
NVIT Bond Index Fund, Class Y(a)	56,925,567	593,733,668
NVIT Short Term Bond Fund, Class Y(a)	8,152,690	84,298,812

Total Fixed Income Funds (cost $889,439,606)		871,832,573

Total Investment Companies (cost $2,088,934,911)		2,604,245,330

Investment Contract 7.9%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$224,527,864	224,527,864

Total Investment Contract (cost $224,527,864)		224,527,864

Total Investments (cost $2,313,462,775) (d) — 100.0%		2,828,773,194
Liabilities in excess of other assets — 0.0%†		(1,390,848)

NET ASSETS — 100.0%		$2,827,382,346

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $2,347,549,950, tax unrealized appreciation and depreciation were $499,920,464 and $(18,697,220), respectively
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,604,245,330	$—	$—	$2,604,245,330
Investment Contract	—	—	224,527,864	224,527,864

Total	$2,604,245,330	$—	$224,527,864	$2,828,773,194

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$222,897,348	$222,897,348
Purchases*	1,630,516	1,630,516
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$224,527,864	$224,527,864

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 97.1%

	Shares	Market Value
Equity Funds 80.9%
Nationwide Ziegler Equity Income Fund, Class R6(a)	3,433,834	$50,786,399
NVIT International Index Fund, Class Y(a)	34,447,941	317,265,539
NVIT Mid Cap Index Fund, Class Y(a)	5,858,143	147,566,611
NVIT S&P 500 Index Fund, Class Y(a)	23,574,208	376,480,102
NVIT Small Cap Index Fund, Class Y(a)	6,795,980	87,124,464

Total Equity Funds (cost $700,882,262)		979,223,115

Fixed Income Funds 16.2%
Nationwide Core Plus Bond Fund, Class R6(a)	5,706,801	58,095,231
NVIT Bond Index Fund, Class Y(a)	13,263,254	138,335,742

Total Fixed Income Funds (cost $201,696,079)		196,430,973

Total Investment Companies (cost $902,578,341)		1,175,654,088

Investment Contract 3.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$35,770,756	35,770,756

Total Investment Contract (cost $35,770,756)		35,770,756

Total Investments (cost $938,349,097) (d) — 100.1%		1,211,424,844
Liabilities in excess of other assets — (0.1)%		(617,813)

NET ASSETS — 100.0%		$1,210,807,031

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $970,838,678, tax unrealized appreciation and depreciation were $246,454,437 and $(5,868,271), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,175,654,088	$—	$—	$1,175,654,088
Investment Contract	—	—	35,770,756	35,770,756

Total	$1,175,654,088	$—	$35,770,756	$1,211,424,844

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$35,510,989	$35,510,989
Purchases*	259,767	259,767
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$35,770,756	$35,770,756

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 84.1%

	Shares	Market Value
Equity Funds 40.2%
Nationwide Ziegler Equity Income Fund, Class R6(a)	3,819,487	$56,490,207
NVIT International Index Fund, Class Y(a)	10,142,620	93,413,534
NVIT Mid Cap Index Fund, Class Y(a)	2,251,040	56,703,691
NVIT S&P 500 Index Fund, Class Y(a)	9,368,031	149,607,451
NVIT Small Cap Index Fund, Class Y(a)	1,505,778	19,304,072

Total Equity Funds (cost $287,636,886)		375,518,955

Fixed Income Funds 43.9%
Nationwide Core Plus Bond Fund, Class R6(a)	8,255,936	84,045,425
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,898,865	18,665,845
NVIT Bond Index Fund, Class Y(a)	24,131,741	251,694,061
NVIT Short Term Bond Fund, Class Y(a)	5,449,633	56,349,209

Total Fixed Income Funds (cost $418,188,467)		410,754,540

Total Investment Companies (cost $705,825,353)		786,273,495

Investment Contract 16.0%

	Principal Amount	Market Value
Nationwide Contract, 3.00%(a)(b)(c)	$149,712,371	149,712,371

Total Investment Contract (cost $149,712,371)		149,712,371

Total Investments (cost $855,537,724) (d) — 100.1%		935,985,866
Liabilities in excess of other assets — (0.1)%		(469,520)

NET ASSETS — 100.0%		$935,516,346

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $862,804,427, tax unrealized appreciation and depreciation were $81,886,141 and $(8,704,702), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$786,273,495	$—	$—	$786,273,495
Investment Contract	—	—	149,712,371	149,712,371

Total	$786,273,495	$—	$149,712,371	$935,985,866

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$150,139,699	$150,139,699
Purchases*	1,095,898	1,095,898
Sales	(1,523,226)	(1,523,226)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$149,712,371	$149,712,371

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.00% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.3%

	Shares	Market Value
Aerospace & Defense 0.6%
Textron, Inc.	178,770	$8,507,664

Auto Components 0.7%
Magna International, Inc.	230,720	9,957,875

Banks 0.6%
Citizens Financial Group, Inc.	250,045	8,639,055

Beverages 1.8%
Dr. Pepper Snapple Group, Inc.	148,500	14,541,120
Monster Beverage Corp.*	262,270	12,109,006

		26,650,126

Biotechnology 6.5%
Alexion Pharmaceuticals, Inc.*	110,770	13,429,755
Amgen, Inc.	141,335	23,188,833
Celgene Corp.*	191,615	23,842,654
Gilead Sciences, Inc.	268,100	18,209,352
Incyte Corp.*	115,025	15,375,392

		94,045,986

Capital Markets 2.8%
Ameriprise Financial, Inc.	88,195	11,437,128
Eaton Vance Corp.	284,495	12,790,895
Morgan Stanley	202,620	8,680,241
MSCI, Inc.	75,245	7,313,061

		40,221,325

Chemicals 0.7%
FMC Corp.	145,655	10,136,131

Commercial Services & Supplies 1.2%
Copart, Inc.*	139,215	8,621,585
MSA Safety, Inc.	127,175	8,990,001

		17,611,586

Communications Equipment 0.8%
F5 Networks, Inc.*	77,900	11,106,203

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV(a)	205,745	6,326,659
MasTec, Inc.*	325,310	13,028,665

		19,355,324

Construction Materials 1.2%
Eagle Materials, Inc.	101,415	9,851,453
Summit Materials, Inc., Class A*	296,005	7,314,284

		17,165,737

Containers & Packaging 1.4%
Berry Plastics Group, Inc.*	178,020	8,646,432
Packaging Corporation of America	129,065	11,824,935

		20,471,367

Distributors 1.0%
Pool Corp.	120,210	14,344,659

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	148,900	7,258,875

Electronic Equipment, Instruments & Components 0.5%
Sanmina Corp.*	183,990	7,469,994

Food & Staples Retailing 3.1%
CVS Health Corp.	258,340	20,279,690
Kroger Co. (The)	305,145	8,998,726
Sysco Corp.	297,040	15,422,317

		44,700,733

Food Products 1.2%
Blue Buffalo Pet Products, Inc.*(a)	289,900	6,667,700
Ingredion, Inc.	84,580	10,185,969

		16,853,669

Health Care Equipment & Supplies 0.7%
Hill-Rom Holdings, Inc.	145,795	10,293,127

Health Care Providers & Services 6.7%
AmerisourceBergen Corp.	133,520	11,816,520
HealthSouth Corp.	262,770	11,249,183
Humana, Inc.	87,205	17,976,439
Laboratory Corporation of America Holdings*	65,925	9,458,260
UnitedHealth Group, Inc.	210,285	34,488,843
WellCare Health Plans, Inc.*	93,880	13,162,915

		98,152,160

Hotels, Restaurants & Leisure 1.3%
International Game Technology plc	398,665	9,448,361
MGM Resorts International	365,795	10,022,783

		19,471,144

Household Durables 1.6%
Mohawk Industries, Inc.*	49,150	11,279,434
PulteGroup, Inc.	528,160	12,438,168

		23,717,602

Household Products 2.1%
Kimberly-Clark Corp.	128,505	16,915,113
Spectrum Brands Holdings, Inc.(a)	95,035	13,210,816

		30,125,929

Insurance 0.6%
XL Group Ltd.	224,445	8,946,378

Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.*	62,520	55,426,481
Netflix, Inc.*	102,170	15,101,747
Priceline Group, Inc. (The)*	14,735	26,227,858

		96,756,086

Internet Software & Services 8.9%
Alphabet, Inc., Class A*	87,390	74,089,242
Facebook, Inc., Class A*	396,790	56,364,019

		130,453,261

IT Services 4.7%
Alliance Data Systems Corp.	57,990	14,439,510
Fiserv, Inc.*	101,290	11,679,750
Science Applications International Corp.	126,905	9,441,732
Square, Inc., Class A*	567,040	9,798,451
Vantiv, Inc., Class A*	236,250	15,148,350
Visa, Inc., Class A	90,140	8,010,742

		68,518,535

Life Sciences Tools & Services 0.5%
ICON plc*	95,885	7,643,952

Machinery 5.0%
Crane Co.	148,925	11,144,058
Cummins, Inc.	80,820	12,219,984
Deere & Co.	145,890	15,881,585
Oshkosh Corp.	188,845	12,952,879
PACCAR, Inc.	134,965	9,069,648
Stanley Black & Decker, Inc.	87,835	11,670,636

		72,938,790

Media 3.3%
Comcast Corp., Class A	312,175	11,734,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Scripps Networks Interactive, Inc., Class A	106,390	$8,337,785
Walt Disney Co. (The)	246,980	28,005,062

		48,077,505

Metals & Mining 0.5%
Steel Dynamics, Inc.	196,525	6,831,209

Oil, Gas & Consumable Fuels 1.3%
Enbridge, Inc.	197,915	8,280,764
EOG Resources, Inc.	109,900	10,720,745

		19,001,509

Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	255,255	13,880,767
Zoetis, Inc.	198,380	10,587,540

		24,468,307

Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A*	378,795	13,178,278

Road & Rail 1.1%
Union Pacific Corp.	150,700	15,962,144

Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	437,835	17,031,781
Lam Research Corp.	93,920	12,055,571
Micron Technology, Inc.*	517,810	14,964,709
ON Semiconductor Corp.*	886,930	13,738,546

		57,790,607

Software 7.9%
Check Point Software Technologies Ltd.*	140,705	14,444,775
Citrix Systems, Inc.*	133,460	11,129,230
Electronic Arts, Inc.*	198,690	17,786,729
Microsoft Corp.	952,335	62,720,783
VMware, Inc., Class A*(a)	106,385	9,802,314

		115,883,831

Specialty Retail 3.5%
Home Depot, Inc. (The)	251,825	36,975,465
Ross Stores, Inc.	207,085	13,640,689

		50,616,154

Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	726,645	104,389,821
Western Digital Corp.	168,510	13,907,130

		118,296,951

Trading Companies & Distributors 1.6%
HD Supply Holdings, Inc.*	236,075	9,708,584
United Rentals, Inc.*	112,030	14,009,352

		23,717,936

Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.*	181,565	11,727,283

Total Common Stocks (cost $1,229,476,978)		1,447,064,987

Rights 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)	326,350	407,937

Total Rights (cost $—)		407,937

Repurchase Agreements 1.4%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $5,000,338, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $5,100,000.(c)	$5,000,000	5,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,500,304, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $4,590,000.(c)	4,500,000	4,500,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $5,276,369, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $5,381,534.(c)	5,276,013	5,276,013
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $6,000,898, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $6,120,094.(c)	6,000,000	6,000,000

Total Repurchase Agreements (cost $20,776,013)		20,776,013

Total Investments (cost $1,250,252,991) (d) — 100.7%		1,468,248,937
Liabilities in excess of other assets — (0.7)%		(10,299,711)

NET ASSETS — 100.0%		$1,457,949,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $22,416,698, which was collateralized by repurchase agreements with a value of $20,776,013 and $2,183,748 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/15/17 - 05/15/45 a total value of $22,959,761.
(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $20,776,013.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,251,541,680, tax unrealized appreciation and depreciation were $244,650,808 and $(27,943,551), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,447,064,987	$—	$—	$1,447,064,987
Repurchase Agreements	—	20,776,013	—	20,776,013
Rights	—	—	407,937	407,937

Total	$1,447,064,987	$20,776,013	$407,937	$1,468,248,937

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/16	$407,937	$407,937
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$407,937	$407,937

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/17	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 96.4%

	Shares	Market Value
Balanced Fund 96.4%
American Funds Asset Allocation Fund, Class 1	47,812,247	$1,094,422,342

Total Investment Company (cost $1,031,603,344)		1,094,422,342

Total Investments (cost $1,031,603,344) (a) — 96.4%		1,094,422,342
Other assets in excess of liabilities — 3.6%		40,912,702

NET ASSETS — 100.0%		$1,135,335,044

(a)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,032,033,650, tax unrealized appreciation and depreciation were $62,388,692 and $0, respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
159	Mini MSCI EAFE	06/16/17	$14,166,900	$415,368
103	Russell 2000 Mini Future	06/16/17	7,129,660	78,799
977	S&P 500 E-Mini	06/16/17	115,246,920	(107,166)
14	S&P MID 400 E-Mini	06/16/17	2,405,480	14,093

			$138,948,960	$401,094

At March 31, 2017, the Fund has $6,592,850 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$508,260

Total		$508,260

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(107,166)

Total		$(107,166)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 96.0%

	Shares	Market Value
Equity Fund 96.0%
American Funds Growth-Income Fund, Class 1	3,466,341	$164,235,234

Total Investment Company (cost $159,415,005)		164,235,234

Total Investments (cost $159,415,005) (a) — 96.0%		164,235,234
Other assets in excess of liabilities — 4.0%		6,800,726

NET ASSETS — 100.0%		$171,035,960

(a)	At March 31, 2017, the tax basis cost of the Fund’s investments was $161,570,218, tax unrealized appreciation and depreciation were $2,665,016 and $0, respectively.

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
8	Mini MSCI EAFE	06/16/17	$712,800	$19,186
5	Russell 2000 Mini Future	06/16/17	346,100	3,663
45	S&P 500 E-Mini	06/16/17	5,308,200	(5,501)

			$6,367,100	$17,348

At March 31, 2017, the Fund has $302,610 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$22,849

Total		$22,849

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(5,501)

Total		$(5,501)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.5%

	Shares	Market Value

Aerospace & Defense 2.0%
B/E Aerospace, Inc.	91,382	$5,858,500
Curtiss-Wright Corp.	40,225	3,670,934
Esterline Technologies Corp.*	26,469	2,277,657
Huntington Ingalls Industries, Inc.	41,623	8,334,590
KLX, Inc.*(a)	47,528	2,124,502
Orbital ATK, Inc.	52,609	5,155,682
Teledyne Technologies, Inc.*	31,814	4,023,198

		31,445,063

Airlines 0.4%
JetBlue Airways Corp.*(a)	304,468	6,275,085

Auto Components 0.7%
Cooper Tire & Rubber Co.	47,904	2,124,542
Dana, Inc.	129,603	2,502,634
Gentex Corp.	259,536	5,535,903

		10,163,079

Automobiles 0.3%
Thor Industries, Inc.	43,229	4,155,604

Banks 7.4%
Associated Banc-Corp.	137,137	3,346,143
BancorpSouth, Inc.	76,641	2,318,390
Bank of Hawaii Corp.	38,523	3,172,754
Bank of the Ozarks, Inc.	82,357	4,283,388
Cathay General Bancorp	67,612	2,547,620
Chemical Financial Corp.	64,201	3,283,881
Commerce Bancshares, Inc.	78,945	4,433,551
Cullen/Frost Bankers, Inc.	51,257	4,560,335
East West Bancorp, Inc.	130,237	6,721,532
First Horizon National Corp.	211,098	3,905,313
FNB Corp.	289,493	4,304,761
Fulton Financial Corp.	157,274	2,807,341
Hancock Holding Co.	76,117	3,467,129
International Bancshares Corp.	52,460	1,857,084
MB Financial, Inc.	64,289	2,752,855
PacWest Bancorp	108,287	5,767,366
PrivateBancorp, Inc.	72,294	4,292,095
Prosperity Bancshares, Inc.	62,764	4,375,278
Signature Bank*	48,496	7,196,321
SVB Financial Group*	47,255	8,793,683
Synovus Financial Corp.	110,481	4,531,931
TCF Financial Corp.	154,242	2,625,199
Texas Capital Bancshares, Inc.*	44,784	3,737,225
Trustmark Corp.	60,972	1,938,300
UMB Financial Corp.	39,597	2,982,050
Umpqua Holdings Corp.	198,799	3,526,694
Valley National Bancorp	238,344	2,812,459
Webster Financial Corp.	83,124	4,159,525
Wintrust Financial Corp.	47,341	3,272,210

		113,772,413

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	8,407	1,216,073

Biotechnology 0.7%
Bioverativ, Inc.*	97,356	5,302,008
United Therapeutics Corp.*(a)	40,617	5,498,729

		10,800,737

Building Products 0.8%
A.O. Smith Corp.	132,842	6,796,197
Lennox International, Inc.	34,946	5,846,466

		12,642,663

Capital Markets 2.7%
Eaton Vance Corp.	103,681	4,661,498
FactSet Research Systems, Inc.	35,886	5,917,960
Federated Investors, Inc., Class B	84,053	2,213,956
Janus Capital Group, Inc.	128,441	1,695,421
Legg Mason, Inc.	80,465	2,905,591
MarketAxess Holdings, Inc.	33,991	6,372,973
MSCI, Inc.	81,796	7,949,753
SEI Investments Co.	120,720	6,089,117
Stifel Financial Corp.*	61,562	3,089,797
Waddell & Reed Financial, Inc., Class A(a)	74,956	1,274,252

		42,170,318

Chemicals 3.3%
Ashland Global Holdings, Inc.	56,205	6,958,741
Cabot Corp.	56,182	3,365,864
Chemours Co. (The)	165,455	6,370,018
Minerals Technologies, Inc.	31,405	2,405,623
NewMarket Corp.	8,352	3,785,377
Olin Corp.	148,922	4,895,066
PolyOne Corp.	74,905	2,553,511
RPM International, Inc.	120,668	6,640,360
Scotts Miracle-Gro Co. (The)	39,860	3,722,525
Sensient Technologies Corp.	39,953	3,166,675
Valspar Corp. (The)	66,034	7,325,812

		51,189,572

Commercial Services & Supplies 1.5%
Clean Harbors, Inc.*	47,085	2,618,868
Copart, Inc.*	92,338	5,718,492
Deluxe Corp.	43,822	3,162,634
Herman Miller, Inc.	53,967	1,702,659
HNI Corp.	40,015	1,844,291
MSA Safety, Inc.	28,312	2,001,375
Pitney Bowes, Inc.	167,142	2,191,232
Rollins, Inc.	86,213	3,201,089

		22,440,640

Communications Equipment 1.5%
ARRIS International plc*	171,479	4,535,619
Brocade Communications Systems, Inc.	368,305	4,596,446
Ciena Corp.*	127,595	3,012,518
InterDigital, Inc.	30,992	2,674,610
NetScout Systems, Inc.*	82,918	3,146,738
Plantronics, Inc.	30,046	1,625,789
ViaSat, Inc.*	47,862	3,054,553

		22,646,273

Construction & Engineering 1.2%
AECOM*	140,308	4,993,562
Dycom Industries, Inc.*(a)	28,320	2,632,344
EMCOR Group, Inc.	54,330	3,420,073
Granite Construction, Inc.	35,682	1,790,880
KBR, Inc.(a)	128,428	1,930,273
Valmont Industries, Inc.	20,345	3,163,647

		17,930,779

Construction Materials 0.3%
Eagle Materials, Inc.	43,732	4,248,126

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Consumer Finance 0.3%
SLM Corp.*	387,313	$4,686,487

Containers & Packaging 1.8%
AptarGroup, Inc.	56,332	4,337,000
Bemis Co., Inc.	84,015	4,104,973
Greif, Inc., Class A	23,244	1,280,512
Owens-Illinois, Inc.*	146,524	2,986,159
Packaging Corp. of America	85,103	7,797,137
Silgan Holdings, Inc.	33,639	1,996,811
Sonoco Products Co.	89,829	4,753,751

		27,256,343

Distributors 0.3%
Pool Corp.	37,185	4,437,286

Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	51,696	1,832,623
Graham Holdings Co., Class B	4,202	2,519,309
Service Corp. International	171,324	5,290,485
Sotheby’s*(a)	41,326	1,879,507

		11,521,924

Diversified Telecommunication Services 0.1%
Frontier Communications Corp.(a)	1,059,721	2,267,803

Electric Utilities 1.9%
Great Plains Energy, Inc.	194,572	5,685,394
Hawaiian Electric Industries, Inc.	98,237	3,272,274
IDACORP, Inc.	45,461	3,771,445
OGE Energy Corp.	180,406	6,310,602
PNM Resources, Inc.	71,827	2,657,599
Westar Energy, Inc.	128,319	6,963,872

		28,661,186

Electrical Equipment 0.8%
EnerSys	39,233	3,097,053
Hubbell, Inc.	46,582	5,592,169
Regal Beloit Corp.	40,334	3,051,267

		11,740,489

Electronic Equipment, Instruments & Components 4.5%
Arrow Electronics, Inc.*	80,463	5,906,789
Avnet, Inc.	116,440	5,328,295
Belden, Inc.	37,938	2,624,930
Cognex Corp.	77,738	6,526,105
Coherent, Inc.*	22,181	4,561,301
IPG Photonics Corp.*	33,520	4,045,864
Jabil Circuit, Inc.	166,513	4,815,556
Keysight Technologies, Inc.*	165,252	5,972,207
Knowles Corp.*	79,881	1,513,745
Littelfuse, Inc.	20,446	3,269,520
National Instruments Corp.	95,950	3,124,132
SYNNEX Corp.	26,328	2,947,156
Tech Data Corp.*	31,047	2,915,313
Trimble, Inc.*	227,906	7,295,271
VeriFone Systems, Inc.*	100,795	1,887,890
Vishay Intertechnology, Inc.	121,004	1,990,516
Zebra Technologies Corp., Class A*	47,767	4,358,739

		69,083,329

Energy Equipment & Services 1.4%
Diamond Offshore Drilling, Inc.*	57,820	966,172
Dril-Quip, Inc.*	34,154	1,863,101
Ensco plc, Class A	273,764	2,450,188
Nabors Industries Ltd.	257,773	3,369,093
Noble Corp. plc*(a)	219,314	1,357,554
Oceaneering International, Inc.(a)	88,424	2,394,522
Oil States International, Inc.*	46,314	1,535,309
Patterson-UTI Energy, Inc.	150,262	3,646,859
Rowan Cos. plc, Class A*	113,138	1,762,690
Superior Energy Services, Inc.*	138,063	1,968,778

		21,314,266

Equity Real Estate Investment Trusts (REITs) 9.0%
American Campus Communities, Inc.	120,410	5,730,312
Camden Property Trust	79,068	6,361,811
Care Capital Properties, Inc.	75,696	2,033,951
CoreCivic, Inc.	105,933	3,328,415
Corporate Office Properties Trust	89,137	2,950,435
Cousins Properties, Inc.	377,938	3,125,547
CyrusOne, Inc.	66,865	3,441,542
DCT Industrial Trust, Inc.	83,017	3,994,778
Douglas Emmett, Inc.	131,385	5,045,184
Duke Realty Corp.	321,200	8,437,924
Education Realty Trust, Inc.	65,808	2,688,257
EPR Properties	57,911	4,263,987
First Industrial Realty Trust, Inc.	105,366	2,805,897
GEO Group, Inc. (The)	73,984	3,430,638
Healthcare Realty Trust, Inc.	105,188	3,418,610
Highwoods Properties, Inc.	91,843	4,512,247
Hospitality Properties Trust	148,395	4,678,894
Kilroy Realty Corp.	88,326	6,366,538
Lamar Advertising Co., Class A	74,821	5,592,121
LaSalle Hotel Properties	101,949	2,951,424
Liberty Property Trust	132,788	5,118,977
Life Storage, Inc.	41,995	3,448,629
Mack-Cali Realty Corp.	80,830	2,177,560
Medical Properties Trust, Inc.	289,922	3,737,095
National Retail Properties, Inc.	133,008	5,801,809
Omega Healthcare Investors, Inc.	177,732	5,863,379
Potlatch Corp.	36,690	1,676,733
Quality Care Properties, Inc.*	83,840	1,581,222
Rayonier, Inc.	111,072	3,147,780
Senior Housing Properties Trust	214,136	4,336,254
Tanger Factory Outlet Centers, Inc.	86,957	2,849,581
Taubman Centers, Inc.	54,414	3,592,412
Uniti Group, Inc.	126,659	3,274,135
Urban Edge Properties	82,902	2,180,323
Washington Prime Group, Inc.	167,101	1,452,108
Weingarten Realty Investors	106,443	3,554,132

		138,950,641

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	35,213	3,952,659
Sprouts Farmers Market, Inc.*	120,117	2,777,105
United Natural Foods, Inc.*	45,386	1,962,037

		8,691,801

Food Products 3.0%
Dean Foods Co.	81,609	1,604,433
Flowers Foods, Inc.	166,071	3,223,438
Hain Celestial Group, Inc. (The)*	93,452	3,476,414
Ingredion, Inc.	64,951	7,822,049
Lamb Weston Holdings, Inc.	125,348	5,272,137
Lancaster Colony Corp.	17,549	2,261,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Post Holdings, Inc.*	58,373	$5,108,805
Snyder’s-Lance, Inc.	77,436	3,121,445
Tootsie Roll Industries, Inc.(a)	15,929	594,946
TreeHouse Foods, Inc.*	51,310	4,343,905
WhiteWave Foods Co. (The)*	160,100	8,989,615

		45,818,200

Gas Utilities 2.2%
Atmos Energy Corp.	95,012	7,504,998
National Fuel Gas Co.(a)	77,085	4,595,808
New Jersey Resources Corp.	77,988	3,088,325
ONE Gas, Inc.	47,036	3,179,634
Southwest Gas Holdings, Inc.	42,808	3,549,211
UGI Corp.	156,221	7,717,317
WGL Holdings, Inc.	46,270	3,818,663

		33,453,956

Health Care Equipment & Supplies 3.7%
ABIOMED, Inc.*	36,579	4,579,691
Align Technology, Inc.*	68,168	7,819,551
Globus Medical, Inc., Class A*	64,572	1,912,623
Halyard Health, Inc.*	42,084	1,602,979
Hill-Rom Holdings, Inc.	53,683	3,790,020
LivaNova plc*(a)	39,388	1,930,406
Masimo Corp.*	40,537	3,780,481
NuVasive, Inc.*	45,710	3,413,623
ResMed, Inc.	127,969	9,209,929
STERIS plc	76,726	5,329,388
Teleflex, Inc.	40,566	7,858,851
West Pharmaceutical Services, Inc.	66,181	5,401,031

		56,628,573

Health Care Providers & Services 1.9%
HealthSouth Corp.	80,475	3,445,135
LifePoint Health, Inc.*	36,082	2,363,371
MEDNAX, Inc.*	84,731	5,878,637
Molina Healthcare, Inc.*	38,064	1,735,718
Owens & Minor, Inc.	55,217	1,910,508
Tenet Healthcare Corp.*(a)	71,099	1,259,163
VCA, Inc.*	73,386	6,714,819
WellCare Health Plans, Inc.*	40,021	5,611,345

		28,918,696

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	165,815	2,102,534

Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.(a)	44,530	1,957,539
Buffalo Wild Wings, Inc.*	16,370	2,500,518
Cheesecake Factory, Inc. (The)	39,656	2,512,604
Churchill Downs, Inc.	11,111	1,764,982
Cracker Barrel Old Country Store, Inc.(a)	21,590	3,438,208
Domino’s Pizza, Inc.	43,081	7,939,828
Dunkin’ Brands Group, Inc.	82,635	4,518,482
International Speedway Corp., Class A	23,159	855,725
Jack in the Box, Inc.	29,070	2,957,000
Panera Bread Co., Class A*	19,607	5,134,485
Papa John’s International, Inc.	23,875	1,910,955
Texas Roadhouse, Inc.	57,664	2,567,778
Wendy’s Co. (The)	179,839	2,447,609

		40,505,713

Household Durables 1.6%
CalAtlantic Group, Inc.(a)	65,404	2,449,380
Helen of Troy Ltd.*	25,026	2,357,449
KB Home(a)	75,346	1,497,879
NVR, Inc.*	3,163	6,664,061
Tempur Sealy International, Inc.*	42,014	1,951,970
Toll Brothers, Inc.*	133,663	4,826,571
TRI Pointe Group, Inc.*	143,657	1,801,459
Tupperware Brands Corp.	45,541	2,856,332

		24,405,101

Household Products 0.2%
Energizer Holdings, Inc.	55,756	3,108,397

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	58,327	6,206,576

Insurance 4.8%
Alleghany Corp.*	13,837	8,505,050
American Financial Group, Inc.	66,029	6,300,487
Aspen Insurance Holdings Ltd.	54,754	2,849,946
Brown & Brown, Inc.	103,696	4,326,197
CNO Financial Group, Inc.	155,700	3,191,850
Everest Re Group Ltd.	36,713	8,583,866
First American Financial Corp.	98,808	3,881,178
Genworth Financial, Inc., Class A*	437,761	1,803,575
Hanover Insurance Group, Inc. (The)	38,432	3,461,186
Kemper Corp.	43,999	1,755,560
Mercury General Corp.(a)	32,739	1,996,752
Old Republic International Corp.	219,864	4,502,815
Primerica, Inc.	41,070	3,375,954
Reinsurance Group of America, Inc.	57,396	7,288,144
RenaissanceRe Holdings Ltd.	36,941	5,343,516
W.R. Berkley Corp.	87,666	6,191,850

		73,357,926

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	28,761	1,067,033

Internet Software & Services 0.6%
j2 Global, Inc.	43,512	3,651,092
LogMeIn, Inc.	47,492	4,630,470
WebMD Health Corp.*	34,484	1,816,617

		10,098,179

IT Services 3.9%
Acxiom Corp.*	69,907	1,990,252
Broadridge Financial Solutions, Inc.	106,976	7,269,019
Computer Sciences Corp.	127,572	8,803,744
Convergys Corp.	85,628	1,811,032
CoreLogic, Inc.*	77,620	3,160,686
DST Systems, Inc.	28,745	3,521,263
Gartner, Inc.*	74,666	8,063,181
Jack Henry & Associates, Inc.	70,243	6,539,623
Leidos Holdings, Inc.	128,454	6,569,138
MAXIMUS, Inc.	58,551	3,641,872
NeuStar, Inc., Class A*	45,030	1,492,745
Science Applications International Corp.	40,056	2,980,166
WEX, Inc.*	34,745	3,596,108

		59,438,829

Leisure Products 0.6%
Brunswick Corp.	80,670	4,937,004
Polaris Industries, Inc.(a)	53,321	4,468,300

		9,405,304

Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A*	18,656	3,718,887
Bio-Techne Corp.	33,558	3,411,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.*	42,542	$3,826,653
PAREXEL International Corp.*	47,691	3,009,779

		13,966,490

Machinery 4.7%
AGCO Corp.	60,247	3,625,664
Crane Co.	45,417	3,398,554
Donaldson Co., Inc.	119,296	5,430,354
Graco, Inc.(a)	50,591	4,762,637
IDEX Corp.	68,881	6,441,062
ITT, Inc.	79,677	3,268,351
Joy Global, Inc.	89,994	2,542,330
Kennametal, Inc.	72,445	2,842,017
Lincoln Electric Holdings, Inc.(a)	55,606	4,829,937
Nordson Corp.	48,345	5,938,700
Oshkosh Corp.	67,401	4,623,035
Terex Corp.	95,667	3,003,944
Timken Co. (The)	63,064	2,850,493
Toro Co. (The)	98,207	6,134,009
Trinity Industries, Inc.	137,049	3,638,651
Wabtec Corp.	77,877	6,074,406
Woodward, Inc.	49,953	3,392,808

		72,796,952

Marine 0.2%
Kirby Corp.*	48,652	3,432,399

Media 1.4%
AMC Networks, Inc., Class A*	52,927	3,105,756
Cable One, Inc.	4,237	2,645,879
Cinemark Holdings, Inc.	95,328	4,226,843
John Wiley & Sons, Inc., Class A	40,602	2,184,388
Live Nation Entertainment, Inc.*	119,456	3,627,879
Meredith Corp.(a)	32,791	2,118,299
New York Times Co. (The), Class A	110,086	1,585,238
Time, Inc.	89,193	1,725,885

		21,220,167

Metals & Mining 2.0%
Allegheny Technologies, Inc.*(a)	98,181	1,763,331
Carpenter Technology Corp.(a)	42,011	1,567,010
Commercial Metals Co.	104,399	1,997,153
Compass Minerals International, Inc.(a)	30,461	2,066,779
Reliance Steel & Aluminum Co.	65,817	5,266,676
Royal Gold, Inc.	58,779	4,117,469
Steel Dynamics, Inc.	218,730	7,603,055
United States Steel Corp.	157,449	5,323,351
Worthington Industries, Inc.(a)	39,690	1,789,622

		31,494,446

Multiline Retail 0.3%
Big Lots, Inc. (a)	40,014	1,947,881
Dillard’s, Inc., Class A(a)	23,341	1,219,334
J.C. Penney Co., Inc.*(a)	277,229	1,707,731

		4,874,946

Multi-Utilities 1.0%
Black Hills Corp. (a)	48,225	3,205,516
MDU Resources Group, Inc.	176,432	4,828,944
NorthWestern Corp.	43,682	2,564,133
Vectren Corp.	74,669	4,376,350

		14,974,943

Oil, Gas & Consumable Fuels 1.9%
CONSOL Energy, Inc.*	159,599	2,678,071
Energen Corp.*	87,686	4,773,626
Gulfport Energy Corp.*	143,482	2,466,456
HollyFrontier Corp.	160,222	4,540,692
QEP Resources, Inc.*	214,979	2,732,383
SM Energy Co.	88,446	2,124,473
Western Refining, Inc.	71,401	2,504,033
World Fuel Services Corp.	62,969	2,282,626
WPX Energy, Inc.*	358,026	4,793,968

		28,896,328

Paper & Forest Products 0.3%
Domtar Corp.	56,435	2,061,006
Louisiana-Pacific Corp.*	130,372	3,235,833

		5,296,839

Personal Products 0.5%
Avon Products, Inc.*	393,306	1,730,546
Edgewell Personal Care Co.*	51,946	3,799,331
Nu Skin Enterprises, Inc., Class A	45,873	2,547,786

		8,077,663

Pharmaceuticals 0.6%
Akorn, Inc.*(a)	78,065	1,879,805
Catalent, Inc.*	112,690	3,191,381
Endo International plc*	179,258	2,000,519
Prestige Brands Holdings, Inc.*	47,575	2,643,267

		9,714,972

Professional Services 0.7%
CEB, Inc.	29,042	2,282,701
FTI Consulting, Inc.*	38,022	1,565,366
ManpowerGroup, Inc.	61,106	6,267,642

		10,115,709

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	41,517	1,848,337
Jones Lang LaSalle, Inc.	40,876	4,555,630

		6,403,967

Road & Rail 1.0%
Avis Budget Group, Inc.*(a)	78,815	2,331,348
Genesee & Wyoming, Inc., Class A*	55,377	3,757,883
Landstar System, Inc.	37,559	3,216,928
Old Dominion Freight Line, Inc.	62,293	5,330,412
Werner Enterprises, Inc.	40,278	1,055,284

		15,691,855

Semiconductors & Semiconductor Equipment 2.3%
Cirrus Logic, Inc.*	58,025	3,521,537
Cree, Inc.*	89,366	2,388,753
Cypress Semiconductor Corp.(a)	296,209	4,075,836
First Solar, Inc.*	70,493	1,910,360
Integrated Device Technology, Inc.*	120,503	2,852,306
Microsemi Corp.*	104,164	5,367,571
Monolithic Power Systems, Inc.	34,218	3,151,478
Silicon Laboratories, Inc.*	37,432	2,753,124
Synaptics, Inc.*	31,941	1,581,399
Teradyne, Inc.	181,186	5,634,884
Versum Materials, Inc.*	97,976	2,998,066

		36,235,314

Software 4.0%
ACI Worldwide, Inc.*	105,250	2,251,298
ANSYS, Inc.*	77,728	8,306,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Cadence Design Systems, Inc.*	251,831	$7,907,493
CDK Global, Inc.	130,995	8,515,985
CommVault Systems, Inc.*	37,767	1,918,564
Fair Isaac Corp.	27,672	3,568,304
Fortinet, Inc.*	134,622	5,162,754
Manhattan Associates, Inc.*	64,169	3,339,996
PTC, Inc.*	103,973	5,463,781
Take-Two Interactive Software, Inc.*	91,611	5,429,784
Tyler Technologies, Inc.*	30,275	4,679,304
Ultimate Software Group, Inc. (The)*	26,798	5,231,238

		61,775,292

Specialty Retail 2.1%
Aaron’s, Inc.	57,127	1,698,957
American Eagle Outfitters, Inc.	154,446	2,166,877
Cabela’s, Inc.*	45,865	2,435,890
Chico’s FAS, Inc.	115,893	1,645,681
CST Brands, Inc.	68,253	3,282,287
Dick’s Sporting Goods, Inc.	79,439	3,865,502
GameStop Corp., Class A	91,320	2,059,266
Michaels Cos., Inc. (The)*	101,727	2,277,668
Murphy USA, Inc.*(a)	32,388	2,377,927
Office Depot, Inc.	473,581	2,209,255
Sally Beauty Holdings, Inc.*	129,414	2,645,222
Urban Outfitters, Inc.*	79,802	1,896,095
Williams-Sonoma, Inc.	73,313	3,931,043

		32,491,670

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	97,117	1,452,870
Diebold Nixdorf, Inc.	67,669	2,077,438
NCR Corp.*	112,560	5,141,741

		8,672,049

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	44,312	3,979,218
Deckers Outdoor Corp.*	28,877	1,724,823
Kate Spade & Co.*	115,403	2,680,812
Skechers U.S.A., Inc., Class A*	120,845	3,317,195

		11,702,048

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	441,262	6,164,430
Washington Federal, Inc.	80,387	2,660,810

		8,825,240

Trading Companies & Distributors 0.8%
GATX Corp. (a)	35,994	2,194,194
MSC Industrial Direct Co., Inc., Class A	40,514	4,163,219
NOW, Inc.*	96,870	1,642,915
Watsco, Inc.	27,230	3,898,791

		11,899,119

Water Utilities 0.3%
Aqua America, Inc.	160,299	5,153,613

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	84,149	2,230,790

Total Common Stocks (cost $1,071,292,649)		1,500,165,808

Repurchase Agreements 2.5%
	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $7,000,473, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $7,140,000.(b)	$7,000,000	7,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $8,700,587, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $8,874,000.(b)	8,700,000	8,700,000
ML Pierce Fenner& Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $7,462,876, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $7,611,619.(b)	7,462,372	7,462,372
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $15,002,246, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $15,300,236.(b)	15,000,000	15,000,000

Total Repurchase Agreements (cost $38,162,372)		38,162,372

Total Investments (cost $1,109,455,021) (c) — 100.0%		1,538,328,180
Other assets in excess of liabilities — 0.0%†		535,694

NET ASSETS — 100.0%		$1,538,863,874

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $61,112,509, which was collateralized by repurchase agreements with a total value of $38,162,372 and $24,683,134 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from in the form of 0.00% - 8.13%, and maturity dates ranging from 04/15/17 - 11/15/46.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $38,162,372.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,123,187,484, tax unrealized appreciation and depreciation were $479,846,612 and $(64,705,916), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Ltd.	Limited
NA	National Association
plc	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
223	S&P MID 400 E-Mini	06/16/17	$38,315,860	$(11,991)

At March 31, 2017 the fund had $1,600,000 segregated as collateral with the broker for open future contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,500,165,808	$—	$—	$1,500,165,808
Repurchase Agreements	—	38,162,372	—	38,162,372

Total Assets	$1,500,165,808	$38,162,372	$—	$1,538,328,180

Liabilities:
Futures Contracts	$(11,991)	$—	$—	$(11,991)

Total Liabilities	$(11,991)	$—	$—	$(11,991)

Total	$1,500,153,817	$38,162,372	$—	$1,538,316,189

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(11,991)

Total		$(11,991)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Money Market Fund

U.S. Government Agency Securities 52.2%

	Principal Amount	Market Value
FFCB
0.99%, 09/20/17(a)	$10,000,000	$10,000,000
0.71%, 10/20/17	5,400,000	5,398,152
0.82%, 12/12/17	8,766,000	8,757,624
0.90%, 04/09/18(a)	2,140,000	2,139,911
0.91%, 09/14/18(a)	11,000,000	10,998,389
1.04%, 09/21/18(a)	12,500,000	12,500,000
1.04%, 10/22/18(a)	1,000,000	1,002,286
0.93%, 02/21/19(a)	1,300,000	1,299,956
0.93%, 03/01/19(a)	3,500,000	3,512,975
0.84%, 03/13/19(a)	4,250,000	4,249,833
0.87%, 03/15/19(a)	1,500,000	1,499,962
FFCB Discount Notes
0.56%, 05/17/17	2,000,000	1,998,569
0.69%, 10/04/17	1,750,000	1,743,761
FHLB
0.56%, 04/03/17	20,300,000	20,299,374
0.53%, 04/05/17	5,500,000	5,499,674
0.53%, 04/07/17	50,000,000	49,995,558
0.86%, 04/21/17(a)	1,370,000	1,370,043
0.55%, 05/05/17	5,500,000	5,497,143
0.56%, 05/17/17	2,500,000	2,498,216
0.63%, 05/30/17	2,200,000	2,199,880
0.73%, 06/06/17	8,000,000	7,989,293
0.81%, 06/15/17(a)	17,000,000	17,000,000
0.61%, 06/19/17	1,450,000	1,448,059
0.83%, 06/19/17(a)	31,500,000	31,500,000
0.59%, 06/20/17	7,750,000	7,739,839
0.82%, 06/23/17(a)	23,000,000	23,000,000
0.81%, 06/26/17(a)	35,000,000	35,000,000
0.79%, 06/29/17(a)	70,000,000	70,000,000
0.65%, 07/06/17(a)	35,000,000	35,000,000
0.81%, 07/06/17	5,000,000	4,989,200
0.62%, 07/19/17(a)	17,000,000	17,000,000
1.03%, 08/21/17(a)	7,000,000	7,006,492
0.78%, 08/25/17(a)	5,000,000	5,000,000
0.75%, 08/28/17	2,215,000	2,214,154
0.80%, 08/28/17(a)	20,000,000	20,000,000
0.87%, 09/05/17(a)	6,700,000	6,701,486
0.92%, 10/03/17	25,000,000	24,881,806
0.81%, 10/10/17(a)	34,000,000	34,011,171
0.90%, 12/07/17(a)	17,295,000	17,299,292
1.13%, 12/08/17	3,500,000	3,505,874
1.00%, 12/19/17	2,000,000	2,001,900
0.68%, 01/17/18(a)	25,000,000	25,000,000
0.74%, 01/24/18(a)	35,000,000	35,000,000
0.68%, 01/25/18(a)	3,800,000	3,800,000
0.90%, 01/26/18	2,750,000	2,743,981
1.14%, 02/12/18	700,000	699,729
0.85%, 02/23/18(a)	7,000,000	7,000,000
1.02%, 02/28/18(a)	1,100,000	1,101,768
0.69%, 04/06/18(a)	5,000,000	5,000,000
0.71%, 04/06/18(a)	2,000,000	1,999,384
0.81%, 04/16/18(a)	4,500,000	4,500,000
0.82%, 04/17/18(a)	6,500,000	6,500,000
0.91%, 05/08/18(a)	4,000,000	3,999,779
0.94%, 01/23/19(a)	1,000,000	1,000,351
0.94%, 01/25/19(a)	5,600,000	5,600,000
0.74%, 02/01/19(a)	5,000,000	4,999,604
0.74%, 02/01/19(a)	3,250,000	3,249,797
0.79%, 02/07/19(a)	800,000	800,000
0.79%, 03/06/19(a)	15,000,000	14,997,643
FHLMC
0.50%, 04/04/17	52,500,000	52,497,813
5.00%, 04/18/17	11,250,000	11,273,365
1.25%, 05/12/17	14,752,000	14,763,268
0.72%, 05/26/17	4,000,000	4,000,696
0.75%, 07/14/17	6,200,000	6,200,410
1.00%, 07/28/17	26,500,000	26,524,064
1.00%, 09/29/17	12,000,000	12,003,557
0.75%, 10/27/17	17,300,000	17,289,208
5.13%, 11/17/17	7,000,000	7,186,997
1.00%, 12/15/17	790,000	790,446
0.98%, 01/08/18(a)	18,000,000	18,000,000
0.79%, 07/25/18(a)	6,100,000	6,100,000
FNMA
1.13%, 04/27/17	7,500,000	7,503,057
2.20%, 10/27/17	700,000	704,687
0.88%, 12/20/17	14,500,000	14,496,410
0.90%, 12/27/17	3,000,000	3,000,000
0.99%, 01/11/18(a)	11,000,000	11,000,000
1.10%, 03/21/18(a)	1,670,000	1,673,962

Total U.S. Government Agency Securities (cost $868,749,848)		868,749,848

U.S. Treasury Obligations 4.9%

	Principal Amount	Market Value
U.S. Treasury Bill, 0.73%, 08/31/17	7,000,000	6,978,572
U.S. Treasury Notes
1.88%, 08/31/17	57,800,000	58,090,116
2.25%, 11/30/17	13,000,000	13,122,453
0.88%, 01/31/18	1,250,000	1,250,082
1.00%, 02/15/18	1,250,000	1,251,558

Total U.S. Treasury Obligations (cost $80,692,781)		80,692,781

Investment Companies 0.1%

	Shares	Market Value
Asset Management 0.1%
Federated Government Obligations Fund, Premier Shares, 0.63%(b)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 0.58%(b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Money Market Fund (Continued)

Repurchase Agreements 43.5%

	Principal Amount	Market Value
ABN AMRO Bank NV, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $50,003,333, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.13% - 4.00%, maturing 07/31/17 - 10/01/42; total market value $51,003,465.	$50,000,000	$50,000,000
ING Financial Markets LLC, 0.80%, dated 03/31/17, due 04/03/17, repurchase price $150,160,010, collateralized by U.S. Government Agency Securities, ranging from 2.02% - 5.07%, maturing 11/01/35 - 12/01/46; total market value $154,656,161.	150,150,000	150,150,000
Natixis Financial Products LLC, 0.82%, dated 03/31/17, due 04/03/17, repurchase price $25,001,708, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.25% - 6.62%, maturing 12/31/18 - 11/01/47; total market value $25,523,758.	25,000,000	25,000,000
Natixis Financial Products LLC, 0.78%, dated 03/31/17, due 04/06/17, repurchase price $125,016,250, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 8.00%, maturing 10/15/18 - 02/15/45; total market value $127,519,374.	125,000,000	125,000,000
RBS Securities, Inc., 0.78%, dated 03/31/17, due 04/07/17, repurchase price $175,026,542, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 2.13%, maturing 04/15/18 - 09/30/22; total market value $178,501,034.	175,000,000	175,000,000
Wells Fargo Securities LLC, 0.81%, dated 03/31/2017, due 04/03/17, repurchase price $200,013,500, collateralized by U.S. Government Agency Securities, ranging from 1.16% - 5.75%, maturing 07/25/20 - 01/15/55; total market value $206,013,906.	200,000,000	200,000,000

Total Repurchase Agreements (cost $725,150,000)		725,150,000

Total Investments
(cost $1,676,592,629) (c) — 100.7%		1,676,592,629
Liabilities in excess of other assets — (0.7)%		(11,020,940)

NET ASSETS — 100.0%		$1,665,571,689

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of March 31, 2017.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,676,592,629, tax unrealized appreciation and depreciation were $0 and $0, respectively.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	725,150,000	—	725,150,000
U.S. Government Agency Securities	—	868,749,848	—	868,749,848
U.S. Treasury Obligations	—	80,692,781	—	80,692,781

Total	$2,000,000	$1,674,592,629	$—	$1,676,592,629

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.4%

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22	$217,661	$218,750

Automobiles 1.5%
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.90%, 03/15/21	285,000	284,474
Capital Auto Receivables Asset Trust Series 2016-1, Class A2A, 1.50%, 11/20/18	140,162	140,218
Series 2016-3, Class A2A, 1.36%, 04/22/19	185,266	185,228
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/21	320,000	318,880
Chesapeake Funding LLC, Series 2014-1A, Class C, 2.03%, 03/07/26(a)(b)	865,000	850,754
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51%, 01/15/21(b)	340,000	341,339
Enterprise Fleet Financing LLC Series 2016-2, Class A3, 2.04%, 02/22/22(b)	200,000	198,446
Series 2017-1, Class A3, 2.60%, 07/20/22(b)	250,000	249,216
GM Financial Automobile Leasing Trust Series 2015-3, Class A3, 1.69%, 03/20/19	330,000	330,554
Series 2017-1, Class B, 2.48%, 08/20/20	525,000	525,706
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 04/15/20(b)	112,099	112,097
Santander Drive Auto Receivables Trust Series 2014-4, Class B, 1.82%, 05/15/19	69,484	69,499
Series 2015-4, Class A3, 1.58%, 09/16/19	222,746	222,844
SMART ABS Trust, Series 2015-3US, Class A3A, 1.66%, 08/14/19	380,000	378,578
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2, 2.30%, 09/15/19(b)	121,572	121,536

		4,329,369

Credit Card 0.1%
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.72%, 08/15/23	255,000	253,559

Home Equity 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 2.56%, 03/15/32(a)	724,656	721,155
Conseco Finance Corp., Series 2001-C, Class M1, 1.61%, 08/15/33(a)	450,851	443,912
NovaStar Mortgage Funding Trust, Series 2003-3, Class A1, 1.34%, 12/25/33(a)	692,592	666,317
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 1.52%, 08/25/31(a)	39,553	30,817
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	113,566	56,338

		1,918,539

Other 0.2%
CCG Receivables Trust, Series 2014-1, Class A2, 1.06%, 11/15/21(b)	74,600	74,566
FNMA Grantor Trust, Series 2003-T4, Class 2A5, 4.82%, 09/26/33(c)	56,394	62,078
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28(b)	420,000	419,699
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	27,585	17,736

		574,079

Student Loan 0.9%
Access Group, Inc.
Series 2003-A, Class A2, 1.98%, 07/01/38(a)	101,696	101,037
Series 2006-1, Class B, 1.50%, 08/25/37(a)	144,087	129,751
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 01/25/40(b)	629,731	634,579
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.98%, 11/25/33(a)(b)	590,977	559,741
SLM Private Credit Student Loan Trust Series 2005-B, Class A2, 1.31%, 03/15/23(a)	39,558	39,593
Series 2006-A, Class A5, 1.42%, 06/15/39(a)	350,000	328,790
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 4.16%, 05/16/44(a)(b)	334,170	347,267
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 08/27/29(b)	336,717	337,658
South Carolina Student Loan Corp., Series 2015-A, Class A, 2.48%, 01/25/36(a)	265,350	262,365

		2,740,781

Total Asset-Backed Securities (cost $9,983,819)		10,035,077

Collateralized Mortgage Obligations 3.2%

	Principal Amount	Market Value
BCAP LLC Trust, Series 2011-R11, Class 20A5, 3.10%, 03/26/35(a)(b)	89,008	88,952
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.70%, 08/25/34(a)	178,364	175,583
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 5A1, 1.58%, 03/25/35(a)	186,866	154,874

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	$102,813	$104,410
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 4.03%, 06/27/37(a)(b)	305,465	307,881
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(b)	166,533	167,998
Series 2010-R1, Class A, 2.18%, 05/25/50(b)	139,474	139,812
FHLMC Multifamily Structured Pass Through Certificates Series KF12, Class A, 1.68%, 09/25/22(a)	449,242	451,774
Series K053, Class A2, 3.00%, 12/25/25	255,000	257,837
Series KF27, Class A, 1.40%, 12/25/26(a)	165,000	165,412
Series K062, Class A2, 3.41%, 12/25/26	460,000	477,728
FHLMC Reference REMICS Series R006, Class ZA, 6.00%, 04/15/36	291,829	332,691
Series R007, Class ZA, 6.00%, 05/15/36	251,548	282,827
FHLMC REMICS Series 3558, Class G, 4.00%, 08/15/24	485,000	513,221
Series 3123, Class HT, 5.00%, 03/15/26	43,452	46,596
Series 3150, Class EQ, 5.00%, 05/15/26	62,388	66,621
Series 2129, Class SG, IO, 6.06%, 06/17/27(a)	261,700	43,754
Series 3599, Class DY, 4.50%, 11/15/29	420,000	463,326
Series 3653, Class B, 4.50%, 04/15/30	202,068	219,621
Series 2649, Class IM, IO, 7.00%, 07/15/33	448,646	122,810
Series 2725, Class TA, 4.50%, 12/15/33	20,000	21,981
Series 3704, Class DC, 4.00%, 11/15/36	94,792	98,537
Series 3632, Class PK, 5.00%, 02/15/40	164,304	178,856
FHLMC Strips, Series 271, Class 30, 3.00%, 08/15/42	687,367	677,286
FHLMC Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	101,443	114,336
FNMA Grantor Trust, Series 2001-T4, Class A1, 7.50%, 07/25/41	227,499	265,786
FNMA Interest Strip Series 207, Class 2, IO, 8.00%, 02/25/23	39,165	6,387
Series 264, Class 2, IO, 8.00%, 07/25/24	98,525	19,760
Series 267, Class 2, IO, 8.50%, 10/25/24	121,590	26,811
Series 274, Class 2, IO, 8.50%, 10/25/25	112,723	24,787
Series 277, Class 2, IO, 7.50%, 04/25/27	48,632	12,498
FNMA REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	64,440	67,428
Series 2009-71, Class MB, 4.50%, 09/25/24	56,109	59,092
Series 2004-70, Class EB, 5.00%, 10/25/24	37,418	39,957
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	82,669	21,800
Series 2009-39, Class LB, 4.50%, 06/25/29	63,525	68,031
Series 2009-96, Class DB, 4.00%, 11/25/29	236,614	249,765
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	88,313	22,881
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	34,802	8,535
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	126,303	32,893
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	21,925	4,135
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	388,786
FREMF Mortgage Trust, Series 2013-K502, Class B, 2.43%, 03/25/45(a)(b)	350,000	349,952
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.54%, 05/25/35(a)	35,588	33,197
GNMA Series 2010-14, Class A, 4.50%, 06/16/39	53,709	57,000
Series 2010-H12, Class PT, 5.47%, 11/20/59	115,310	116,501
Series 2016-H24, Class KF, 0.78%, 11/20/66(a)	677,875	674,276
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(b)	127,499	135,770
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(b)	48,599	52,742
J.P. Morgan Mortgage Trust Series 2005-A6, Class 1A2, 3.17%, 09/25/35(a)	89,944	86,104
Series 2005-A8, Class 1A1, 3.08%, 11/25/35(a)	36,981	35,051
Series 2006-A6, Class 1A2, 3.16%, 10/25/36(a)	6,717	6,144
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)	156,087	156,032
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 2.71%, 10/25/35(a)	285,283	285,665
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/20	99,581	99,902
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(b)	35,827	35,927
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 3.51%, 11/25/33(a)	178,393	176,179

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR1, Class A, 3.14%, 03/25/34(a)	$51,873	$52,012
Series 2006-AR14, Class 1A4, 2.66%, 11/25/36(a)	110,942	98,856
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.99%, 09/25/34(a)	31,095	32,024
Series 2005-AR2, Class 2A1, 3.16%, 03/25/35(a)	55,851	55,533
Series 2006-AR6, Class 7A1, 3.03%, 03/25/36(a)	29,111	29,345
Series 2006-AR10, Class 5A1, 3.09%, 07/25/36(a)	99,222	97,686

Total Collateralized Mortgage Obligations (cost $9,189,818)		9,659,954

Commercial Mortgage-Backed Securities 2.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage Trust Series 2007-2, Class AM, 5.71%, 04/10/49(a)	49,664	49,608
Series 2008-1, Class A4, 6.23%, 02/10/51(a)	223,782	227,278
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-2, Class H, 5.77%, 03/11/41(a)(b)	505,937	526,899
Bear Stearns Commercial Mortgage Securities Trust Series 2004-PWR5, Class L, 4.69%, 07/11/42(a)(b)	225,000	216,394
Series 2004-PWR6, Class B, 4.95%, 11/11/41(a)(b)	147,025	147,769
COMM Mortgage Trust Series 2015-CR26, Class C, 4.49%, 10/10/48(a)	545,000	521,709
Series 2015-PC1, Class B, 4.44%, 07/10/50(a)	115,000	114,244
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49(a)	404,329	408,341
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 08/15/48	105,000	106,595
CSMC OA LLC, Series 2014-USA, Class A2, 3.95%, 09/15/37(b)	295,000	302,219
DBCCRE Mortgage Trust Series 2014-ARCP, Class A, 4.24%, 01/10/34(b)	170,000	174,377
Series 2014-ARCP, Class C, 4.93%, 01/10/34(a)(b)	425,000	412,500
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class X1, IO, 1.45%, 02/25/18(a)	11,968,638	110,003
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class B, 5.26%, 07/15/41(a)	160,000	158,330
Series 2005-CB12, Class AJ, 4.99%, 09/12/37(a)	91,131	91,284
Series 2007-LDPX, Class AM, 5.46%, 01/15/49(a)	654,425	653,883
Series 2015-FL7, Class A, 2.16%, 05/15/28(a)(b)	83,682	83,529
Series 2015-SGP, Class C, 4.41%, 07/15/36(a)(b)	515,000	520,144
Series 2016-ATRM, Class B, 3.97%, 10/05/28(b)	175,000	177,119
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B1, 1.00%, 03/18/51(b)	318,904	314,168
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.05%, 07/15/44(a)	99,609	100,084
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class K, 5.33%, 10/15/36(a)(b)	314,787	316,007
Series 2005-C7, Class F, 5.35%, 11/15/40(a)	225,000	228,888
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class B, 6.75%, 11/15/26(a)	225,430	226,632
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 02/12/51	236,380	239,424
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class C, 4.83%, 02/15/47(a)	230,000	238,129
Series 2015-C24, Class C, 4.35%, 05/15/48(a)	45,000	41,355
Morgan Stanley Capital I Trust, Series 2006-T21, Class B, 5.24%, 10/12/52(a)(b)	100,000	100,309
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/30(b)	110,000	108,749
MSCG Trust, Series 2015-ALDR, Class A2, 3.46%, 06/07/35(a)(b)	175,000	172,711
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 02/10/32(b)	260,000	268,566
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.10%, 12/16/49(a)(b)	59,491	59,545
RREF LLC, Series 2015-LT7, Class A, 3.00%, 12/25/32(b)	22,276	22,281
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.06%, 06/15/45(a)	280,000	282,012
Series 2007-C31, Class AM, 5.59%, 04/15/47(a)	277,868	279,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount		Market Value
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.64%, 03/15/50		$315,000	$323,732

Total Commercial Mortgage-Backed Securities (cost $8,432,385)			8,324,164

Corporate Bonds 41.5%

	Principal Amount		Market Value
Aerospace & Defense 0.2%
Embraer Netherlands Finance BV, 5.40%, 02/01/27		160,000	165,037
Raytheon Co., 6.40%, 12/15/18		320,000	345,592

			510,629

Airlines 0.1%
American Airlines Group, Inc., 5.50%, 10/01/19(b)(d)		305,000	317,200

Auto Components 0.6%
Adient Global Holdings Ltd., 4.88%, 08/15/26(b)		350,000	343,437
Allison Transmission, Inc., 5.00%, 10/01/24(b)		345,000	348,450
American Axle & Manufacturing, Inc., 6.25%, 04/01/25(b)		250,000	250,313
Icahn Enterprises LP, 6.25%, 02/01/22(b)		475,000	482,125
IHO Verwaltungs GmbH, 4.50%, 09/15/23(b)(e)		335,000	331,231

			1,755,556

Automobiles 0.4%
General Motors Co., 4.88%, 10/02/23		610,000	650,817
Hyundai Capital America, 2.00%, 07/01/19(b)		200,000	198,204
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19(b)		420,000	420,565

			1,269,586

Banks 3.7%
Akbank TAS, 7.20%, 03/16/27(a)(b)		185,000	190,971
Banco Hipotecario SA, 9.75%, 11/30/20(b)		205,000	232,265
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(b)(d)		175,000	175,000
Banco Mercantil del Norte SA, 5.75%, 10/04/31(a)(b)		75,000	73,406
Bancolombia SA, 6.13%, 07/26/20		100,000	107,630
5.95%, 06/03/21		80,000	87,700
5.13%, 09/11/22		185,000	192,400
Bank of America Corp., 3.12%, 01/20/23(a)		360,000	361,850
3.82%, 01/20/28(a)		325,000	325,545
Bank of Montreal, 2.10%, 12/12/19		375,000	376,356
1.90%, 08/27/21		270,000	262,997
Barclays plc, 3.68%, 01/10/23		485,000	487,298
4.34%, 01/10/28		480,000	479,053
BBVA Bancomer SA, 6.75%, 09/30/22(b)		175,000	196,000
Citigroup, Inc., 6.25%, 06/29/17	NZD	150,000	105,909
4.45%, 09/29/27		$360,000	364,335
Compass Bank, 6.40%, 10/01/17		660,000	673,693
Credit Bank of Moscow, 7.50%, 10/05/27(a)(b)		255,000	259,463
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)		340,000	336,517
Fifth Third Bank, 2.88%, 10/01/21		400,000	404,831
Finansbank A/S, 6.25%, 04/30/19(b)		300,000	314,520
Goldman Sachs Capital I, 6.35%, 02/15/34		850,000	1,019,116
HSBC Bank plc, Series 1M, 1.63%, 06/30/17(f)		60,000	47,645
Series 1M, 1.63%, 06/30/17(f)		650,000	516,151
7.65%, 05/01/25		115,000	140,415
ING Groep NV, 3.15%, 03/29/22		250,000	250,583
3.95%, 03/29/27(d)		290,000	290,686
JPMorgan Chase & Co., 4.25%, 11/02/18	NZD	200,000	142,249
3.78%, 02/01/28(a)		$260,000	262,454
KeyCorp, 2.30%, 12/13/18		490,000	492,922
Royal Bank of Canada, 2.13%, 03/02/20		290,000	290,012
Royal Bank of Scotland Group plc, 3.88%, 09/12/23		310,000	305,524
Toronto-Dominion Bank (The), 2.13%, 04/07/21		330,000	327,076
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/27/21(b)		270,000	265,920
Wells Fargo & Co., 3.07%, 01/24/23(d)		540,000	543,284

			10,901,776

Beverages 0.3%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		325,000	328,640
Coca-Cola European Partners US LLC, 3.25%, 08/19/21		465,000	473,987
Cott Holdings, Inc., 5.50%, 04/01/25(b)		225,000	229,005

			1,031,632

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 05/14/20		410,000	412,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Biotechnology (continued)
Gilead Sciences, Inc., 2.55%, 09/01/20		$775,000	$783,345

			1,196,141

Building Products 0.2%
Reliance Intermediate Holdings LP, 6.50%, 04/01/23(b)		255,000	271,575
USG Corp., 5.50%, 03/01/25(b)(d)		365,000	379,600

			651,175

Capital Markets 1.7%
Apollo Management Holdings LP, 4.40%, 05/27/26(b)		250,000	254,124
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)		365,000	375,552
CDP Financial, Inc., 5.60%, 11/25/39(b)		290,000	362,660
Credit Suisse Group AG, 3.57%, 01/09/23(b)		350,000	349,447
6.25%, 12/18/24(b)(f)		490,000	497,800
4.28%, 01/09/28(b)		355,000	353,456
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	975,000	708,904
3.85%, 01/26/27		$325,000	326,585
2.79%, 10/28/27(a)		600,000	617,517
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)		210,000	209,298
Morgan Stanley, 4.75%, 11/16/18	AUD	130,000	102,275
2.44%, 10/24/23(a)		$465,000	474,867
3.63%, 01/20/27		300,000	297,809

			4,930,294

Chemicals 1.0%
Albemarle Corp., 5.45%, 12/01/44		375,000	415,219
Blue Cube Spinco, Inc., 10.00%, 10/15/25		240,000	289,800
Braskem America Finance Co., 7.13%, 07/22/41(b)		295,000	312,848
Braskem Finance Ltd., 7.25%, 06/05/18(b)		150,000	157,687
5.75%, 04/15/21(b)		250,000	264,075
6.45%, 02/03/24(d)		375,000	403,238
Equate Petrochemical BV, 4.25%, 11/03/26(b)		185,000	185,007
LyondellBasell Industries NV, 5.00%, 04/15/19		198,000	208,537
Olin Corp., 5.13%, 09/15/27		115,000	116,944
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)		540,000	486,000

			2,839,355

Commercial Services & Supplies 0.4%
ACCO Brands Corp., 5.25%, 12/15/24(b)		175,000	175,875
Atento Luxco 1 SA, Reg. S, 7.38%, 01/29/20(d)		200,000	205,500
Covanta Holding Corp., 5.88%, 03/01/24(d)		475,000	482,125
Quad/Graphics, Inc., 7.00%, 05/01/22(d)		400,000	400,000

			1,263,500

Communications Equipment 0.5%
Avaya, Inc., 9.00%, 04/01/19(b)(g)		625,000	492,188
Gogo Intermediate Holdings LLC, 12.50%, 07/01/22(b)		150,000	169,500
Harris Corp., 2.00%, 04/27/18		330,000	330,432
Nokia OYJ, 6.63%, 05/15/39		585,000	620,831

			1,612,951

Construction & Engineering 0.2%
AECOM, 5.75%, 10/15/22(d)		280,000	293,650
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200,000	208,708
Odebrecht Finance Ltd., Reg. S, 5.25%, 06/27/29		175,000	60,375
7.13%, 06/26/42(b)		80,000	28,800

			591,533

Construction Materials 0.2%
Cemex Finance LLC, 9.38%, 10/12/22(b)(d)		250,000	270,125
US Concrete, Inc., 6.38%, 06/01/24		315,000	326,025

			596,150

Consumer Finance 0.5%
Ally Financial, Inc., 4.13%, 02/13/22(d)		415,000	415,000
Caterpillar Financial Services Corp., 1.35%, 05/18/19		355,000	350,708
Ford Motor Credit Co. LLC, 2.55%, 10/05/18		400,000	403,176
TMX Finance LLC, 8.50%, 09/15/18(b)		325,000	299,000

			1,467,884

Containers & Packaging 0.7%
Ardagh Packaging Finance plc, 4.63%, 05/15/23(b)		400,000	403,000
Graphic Packaging International, Inc., 4.13%, 08/15/24		280,000	277,550
Reynolds Group Issuer, Inc., 5.13%, 07/15/23(b)		325,000	333,937
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25		650,000	767,000
WestRock MWV LLC, 7.38%, 09/01/19		305,000	340,770

			2,122,257

Distributors 0.1%
Samsung Electronics America, Inc., 1.75%, 04/10/17(b)		290,000	290,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Diversified Consumer Services 0.3%
Service Corp. International, 7.50%, 04/01/27		$725,000	$842,813

Diversified Financial Services 0.2%
Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(b)		110,000	121,707
Nationwide Building Society, 4.00%, 09/14/26(b)		365,000	353,364

			475,071

Diversified Telecommunication Services 2.9%
AT&T, Inc., 5.25%, 03/01/37		300,000	305,836
4.55%, 03/09/49		360,000	320,939
Avanti Communications Group plc, 10.00%, 10/01/21(b)(e)		228,717	208,133
17.50%, 10/01/23(b)(n)		375,766	150,306
CenturyLink, Inc., Series Y, 7.50%, 04/01/24(d)		270,000	285,441
Columbus Cable Barbados Ltd., 7.38%, 03/30/21(b)		410,000	437,675
Frontier Communications Corp., 11.00%, 09/15/25		560,000	544,600
Intelsat Jackson Holdings SA, 7.25%, 04/01/19(d)		750,000	715,312
9.50%, 09/30/22(b)		350,000	411,688
Level 3 Financing, Inc., 5.25%, 03/15/26		270,000	271,350
Sable International Finance Ltd., 6.88%, 08/01/22(b)		200,000	211,500
SFR Group SA, 5.63%, 05/15/24(b)	EUR	300,000	339,658
7.38%, 05/01/26(b)		$450,000	463,500
Sprint Capital Corp., 8.75%, 03/15/32		285,000	342,713
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22(b)		230,000	236,900
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	53,114
Verizon Communications, Inc., 1.38%, 08/15/19		$605,000	595,741
5.15%, 09/15/23		410,000	451,245
4.13%, 03/16/27		490,000	498,301
4.67%, 03/15/55		745,000	665,285
Virgin Media Secured Finance plc, 5.25%, 01/15/26(b)		300,000	301,500
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)		400,000	406,500
7.00%, 04/23/21(b)	EUR	100,000	110,627
7.38%, 04/23/21(b)		$300,000	312,000

			8,639,864

Electric Utilities 1.0%
AES Andres BV, 7.95%, 05/11/26(b)		200,000	214,324
Commonwealth Edison Co., 5.80%, 03/15/18		265,000	275,518
Duke Energy Progress LLC, 4.10%, 03/15/43		300,000	300,578
Emera US Finance LP, 4.75%, 06/15/46		10,000	10,091
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(b)(d)		215,000	217,079
Exelon Corp., 2.85%, 06/15/20		450,000	455,899
GCB144A ENERGY FUTURE, 10.00%, 12/01/20		309,000	77,250
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		380,000	415,410
Pampa Energia SA, 7.50%, 01/24/27(b)		275,000	278,506
Public Service Co. of Colorado, 2.25%, 09/15/22		290,000	284,262
Stoneway Capital Corp., 10.00%, 03/01/27(b)		165,000	172,059
Xcel Energy, Inc., 2.60%, 03/15/22		355,000	353,336

			3,054,312

Electrical Equipment 0.1%
Vertiv Group Corp., 9.25%, 10/15/24(b)		325,000	347,750

Energy Equipment & Services 0.2%
McDermott International, Inc., 8.00%, 05/01/21(b)		290,000	295,800
Noble Holding International Ltd., 7.75%, 01/15/24(d)		170,000	163,200
Weatherford International Ltd., 5.95%, 04/15/42		150,000	130,500

			589,500

Equity Real Estate Investment Trusts (REITs) 0.8%
American Tower Trust #1, 3.07%, 03/15/23(b)		275,000	274,025
DuPont Fabros Technology LP, 5.63%, 06/15/23(d)		500,000	520,000
GEO Group, Inc. (The), 6.00%, 04/15/26		430,000	435,471
Hospitality Properties Trust, 4.95%, 02/15/27		145,000	148,888
MPT Operating Partnership LP, 5.25%, 08/01/26		435,000	428,475
Trust F/1401, 6.95%, 01/30/44(b)		200,000	202,300
Uniti Group, Inc., 8.25%, 10/15/23		255,000	269,025

			2,278,184

Food & Staples Retailing 0.0%†
Cencosud SA, 6.63%, 02/12/45(b)		125,000	127,813

Food Products 1.9%
Dean Foods Co., 6.50%, 03/15/23(b)		250,000	260,625
ESAL GmbH, 6.25%, 02/05/23(b)		155,000	155,000
FAGE International SA, 5.63%, 08/15/26(b)		300,000	300,750
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(b)		250,000	235,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
JBS Investments GmbH, 7.75%, 10/28/20(b)	$450,000	$471,375
7.25%, 04/03/24(b)	55,000	56,925
Kraft Heinz Foods Co., 4.88%, 02/15/25(b)	930,000	994,153
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(b)(d)	500,000	510,000
Land O’ Lakes, Inc., 6.00%, 11/15/22(b)	470,000	518,175
MARB BondCo plc, 7.00%, 03/15/24(b)	150,000	148,875
Marfrig Holdings Europe BV, Reg. S, 6.88%, 06/24/19	200,000	205,500
8.00%, 06/08/23(b)	65,000	67,912
Minerva Luxembourg SA, 7.75%, 01/31/23(b)	75,000	78,094
6.50%, 09/20/26(b)	550,000	537,421
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/19(b)	785,000	773,162
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)	250,000	261,875

		5,575,712

Gas Utilities 0.1%
AmeriGas Partners LP, 5.63%, 05/20/24	265,000	266,325

Health Care Equipment & Supplies 0.6%
Abbott Laboratories, 2.90%, 11/30/21	430,000	431,881
3.75%, 11/30/26	415,000	414,478
Halyard Health, Inc., 6.25%, 10/15/22	425,000	437,750
Hill-Rom Holdings, Inc., 5.75%, 09/01/23(b)	400,000	414,500
5.00%, 02/15/25(b)	225,000	224,719

		1,923,328

Health Care Providers & Services 1.6%
Anthem, Inc., 3.13%, 05/15/22	375,000	376,923
Community Health Systems, Inc., 6.25%, 03/31/23	450,000	457,875
HCA, Inc., 5.25%, 04/15/25	250,000	265,625
7.50%, 11/06/33	875,000	957,031
HealthSouth Corp., 5.75%, 09/15/25	450,000	449,438
MEDNAX, Inc., 5.25%, 12/01/23(b)	450,000	459,000
Tenet Healthcare Corp., 8.00%, 08/01/20	325,000	330,281
7.50%, 01/01/22(b)(d)	300,000	324,000
6.88%, 11/15/31	350,000	300,125
Universal Health Services, Inc., 5.00%, 06/01/26(b)	250,000	256,875
WellCare Health Plans, Inc., 5.25%, 04/01/25	450,000	460,485

		4,637,658

Hotels, Restaurants & Leisure 0.8%
Arcos Dorados Holdings, Inc., 5.88%, 04/04/27(b)	120,000	120,960
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	320,000	341,600
Darden Restaurants, Inc., 6.80%, 10/15/37	170,000	204,129
Hilton Worldwide Finance LLC, 4.63%, 04/01/25(b)(d)	450,000	455,490
International Game Technology plc, 6.50%, 02/15/25(b)	275,000	292,875
Jack Ohio Finance LLC, 6.75%, 11/15/21(b)	300,000	310,500
Ruby Tuesday, Inc., 7.63%, 05/15/20	475,000	460,750
Scientific Games International, Inc., 7.00%, 01/01/22(b)	325,000	346,937

		2,533,241

Household Durables 0.8%
Newell Brands, Inc., 5.00%, 11/15/23	510,000	546,548
NVR, Inc., 3.95%, 09/15/22	330,000	341,460
Shea Homes LP, 5.88%, 04/01/23(b)	335,000	336,675
Springs Industries, Inc., 6.25%, 06/01/21	441,000	453,128
Taylor Morrison Communities, Inc., 5.88%, 04/15/23(b)	270,000	283,500
Tempur Sealy International, Inc., 5.50%, 06/15/26(d)	475,000	468,350

		2,429,661

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 07/15/25	355,000	375,413

Independent Power and Renewable Electricity Producers 0.2%
AES Corp., 4.05%, 06/01/19(a)	45,000	45,000
Dynegy, Inc., 7.63%, 11/01/24(d)	250,000	238,750
NRG Energy, Inc., 7.25%, 05/15/26(d)	285,000	293,550

		577,300

Industrial Conglomerates 0.1%
General Electric Co., 5.25%, 12/06/17	220,000	225,571
4.50%, 03/11/44	135,000	145,233

		370,804

Insurance 1.2%
Assurant, Inc., 2.50%, 03/15/18	465,000	467,809
Genworth Holdings, Inc., 7.70%, 06/15/20(d)	205,000	202,565
6.50%, 06/15/34	210,000	172,987
Mercury General Corp., 4.40%, 03/15/27	265,000	264,741
MetLife, Inc., 10.75%, 08/01/39	525,000	811,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Insurance (continued)
Mutual of Omaha Insurance Co., 4.30%, 07/15/54(a)(b)	$375,000	$363,750
USF&G Capital III, 8.31%, 07/01/46(b)	490,000	634,718
Validus Holdings Ltd., 8.88%, 01/26/40	245,000	341,375
ZFS Finance USA Trust V, 6.50%, 05/09/37(a)(b)	340,000	339,575

		3,598,645

Internet Software & Services 0.1%
VeriSign, Inc., 4.63%, 05/01/23	400,000	404,500

IT Services 0.1%
iPayment, Inc., 9.50%, 12/15/19(b)	284,232	296,312

Media 4.0%
Altice Financing SA, 7.50%, 05/15/26(b)(d)	300,000	318,750
Altice Luxembourg SA, 7.75%, 05/15/22(b)	800,000	849,000
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(b)(d)	435,000	439,894
Cenveo Corp., 6.00%, 08/01/19(b)	475,000	391,875
Charter Communications Operating LLC, 4.46%, 07/23/22	375,000	395,449
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	600,000	609,000
CSC Holdings LLC, 10.13%, 01/15/23(b)	600,000	696,000
5.50%, 04/15/27(b)	425,000	431,906
Discovery Communications LLC, 5.63%, 08/15/19	258,000	278,378
6.35%, 06/01/40	340,000	359,257
DISH DBS Corp., 7.75%, 07/01/26	725,000	842,812
Grupo Televisa SAB, 6.13%, 01/31/46	170,000	178,902
Lamar Media Corp., 5.38%, 01/15/24	250,000	258,125
Lions Gate Entertainment Corp., 5.88%, 11/01/24(b)	375,000	389,062
National CineMedia LLC, 5.75%, 08/15/26	500,000	505,997
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(b)(d)	500,000	507,500
Sirius XM Radio, Inc., 5.38%, 04/15/25(b)	435,000	445,223
SiTV LLC, 10.38%, 07/01/19(b)	325,000	195,000
Sky plc, 6.10%, 02/15/18(b)	390,000	403,995
Time Warner, Inc., 3.80%, 02/15/27	325,000	321,456
Time, Inc., 5.75%, 04/15/22(b)(d)	400,000	416,000
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25(b)	300,000	306,750
Univision Communications, Inc., 5.13%, 02/15/25(b)	300,000	295,125
Viacom, Inc., 6.25%, 02/28/57(a)	400,000	403,200
Videotron Ltd., 5.13%, 04/15/27(b)	100,000	100,000
VTR Finance BV, 6.88%, 01/15/24(b)	510,000	530,400
WMG Acquisition Corp., 5.00%, 08/01/23(b)	475,000	479,750
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)	625,000	624,938

		11,973,744

Metals & Mining 1.7%
AK Steel Corp., 7.50%, 07/15/23	595,000	645,575
7.00%, 03/15/27	460,000	457,985
ArcelorMittal, 7.00%, 02/25/22	130,000	147,859
7.50%, 03/01/41	400,000	447,680
Barrick Gold Corp., 4.10%, 05/01/23(d)	263,000	281,996
Barrick North America Finance LLC, 4.40%, 05/30/21	265,000	284,061
First Quantum Minerals Ltd., 7.50%, 04/01/25(b)	875,000	881,563
Freeport-McMoRan, Inc., 5.45%, 03/15/43	310,000	262,338
Glencore Funding LLC, 4.00%, 03/27/27(b)	345,000	340,599
Samarco Mineracao SA, 5.75%, 10/24/23(b)(g)	200,000	131,000
Vale Overseas Ltd., 5.88%, 06/10/21(d)	905,000	969,816
6.88%, 11/10/39	95,000	101,593

		4,952,065

Multiline Retail 0.2%
Kohl’s Corp., 5.55%, 07/17/45	695,000	628,671

Oil, Gas & Consumable Fuels 3.8%
Anadarko Petroleum Corp., 6.45%, 09/15/36	236,000	278,548
Antero Resources Corp., 5.13%, 12/01/22	335,000	339,397
Canadian Oil Sands Ltd., 7.75%, 05/15/19(b)	505,000	553,198
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25(b)	250,000	260,625
DCP Midstream Operating LP, 2.50%, 12/01/17	75,000	74,812
3.88%, 03/15/23	305,000	292,800
Devon Financing Co. LLC, 7.88%, 09/30/31	505,000	652,246
EnLink Midstream Partners LP, 4.15%, 06/01/25	360,000	355,669
EP Energy LLC, 8.00%, 11/29/24(b)	300,000	315,000
Genesis Energy LP, 5.75%, 02/15/21	245,000	248,062
Hess Corp., 4.30%, 04/01/27	150,000	147,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP, 6.00%, 08/01/24(b)	$125,000	$130,937
KazMunayGas National Co. JSC, 6.38%, 04/09/21(b)	250,000	274,397
Lukoil International Finance BV, Reg. S, 6.13%, 11/09/20	200,000	219,080
4.75%, 11/02/26(b)	150,000	152,205
MPLX LP, 4.13%, 03/01/27	510,000	507,789
NGPL PipeCo LLC, 7.12%, 12/15/17(b)	325,000	333,937
NuStar Logistics LP, 6.75%, 02/01/21	290,000	307,400
Pertamina Persero PT, 6.00%, 05/03/42(b)	195,000	206,495
Petrobras Argentina SA, 7.38%, 07/21/23(b)	200,000	208,750
Petrobras Global Finance BV, 4.38%, 05/20/23	325,000	307,938
7.38%, 01/17/27	280,000	296,016
Petroleos de Venezuela SA, Reg. S, 5.38%, 04/12/27	390,000	134,160
Reg. S, 5.50%, 04/12/37	160,000	54,400
Petroleum Co. of Trinidad & Tobago Ltd., 6.00%, 05/08/22(b)	162,708	159,532
Resolute Energy Corp., 8.50%, 05/01/20	175,000	176,750
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	435,000	457,838
Sabine Pass Liquefaction LLC, 5.62%, 02/01/21	265,000	285,527
6.25%, 03/15/22	440,000	488,303
Sanchez Energy Corp., 7.75%, 06/15/21(d)	210,000	207,375
6.13%, 01/15/23(d)	415,000	384,913
Tallgrass Energy Partners LP, 5.50%, 09/15/24(b)	305,000	306,525
Targa Resources Partners LP, 6.38%, 08/01/22	270,000	278,438
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(b)	645,000	617,975
Total Capital SA, 2.13%, 08/10/18	475,000	477,776
Williams Partners LP, 3.60%, 03/15/22	665,000	674,561
WPX Energy, Inc., 6.00%, 01/15/22	180,000	183,150
YPF SA, 8.88%, 12/19/18(b)	110,000	119,680

		11,469,536

Paper & Forest Products 0.6%
Catalyst Paper Corp., 11.00%, 10/30/17(g)(h)	325,000	204,750
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)	835,000	705,575
Georgia-Pacific LLC, 8.88%, 05/15/31	230,000	350,888
Suzano Austria GmbH, 7.00%, 03/16/47(b)	440,000	432,300

		1,693,513

Pharmaceuticals 1.6%
AstraZeneca plc, 2.38%, 11/16/20	355,000	355,503
Horizon Pharma, Inc., 8.75%, 11/01/24(b)	300,000	312,375
Mylan NV, 3.95%, 06/15/26	1,135,000	1,110,965
5.25%, 06/15/46(d)	510,000	522,264
Perrigo Co. plc, 4.00%, 11/15/23	620,000	631,282
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	575,000	570,856
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	340,000	328,120
2.80%, 07/21/23	295,000	280,194
3.15%, 10/01/26(d)	475,000	437,719
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(b)	175,000	179,594

		4,728,872

Road & Rail 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45(a)(b)(d)	215,000	224,406
Ashtead Capital, Inc., 5.63%, 10/01/24(b)	290,000	305,225
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)	62,000	65,875
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)	310,000	319,300

		914,806

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22(d)	275,000	304,563
Broadcom Corp., 3.00%, 01/15/22(b)	360,000	359,541
Micron Technology, Inc., 5.25%, 08/01/23(b)	400,000	410,000

		1,074,104

Software 0.1%
Oracle Corp., 1.90%, 09/15/21	340,000	334,091

Specialty Retail 0.3%
CST Brands, Inc., 5.00%, 05/01/23	275,000	283,937
L Brands, Inc., 5.63%, 02/15/22(d)	250,000	262,188
Penske Automotive Group, Inc., 5.50%, 05/15/26	300,000	294,000

		840,125

Technology Hardware, Storage & Peripherals 1.1%
Diamond 1 Finance Corp., 6.02%, 06/15/26(b)	370,000	403,367
8.35%, 07/15/46(b)	650,000	839,472
Hewlett Packard Enterprise Co., 2.45%, 10/05/17	965,000	967,816
6.20%, 10/15/35(d)	480,000	503,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Technology Hardware, Storage & Peripherals (continued)
NCR Corp., 6.38%, 12/15/23		$325,000	$342,063
Seagate HDD Cayman, 4.88%, 03/01/24(b)		335,000	329,154

			3,385,108

Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26(b)(d)		300,000	294,750

Thrifts & Mortgage Finance 0.2%
Quicken Loans, Inc., 5.75%, 05/01/25(b)(d)		625,000	614,063

Tobacco 0.5%
Altria Group, Inc., 9.25%, 08/06/19		434,000	504,162
9.95%, 11/10/38		55,000	91,462
10.20%, 02/06/39		272,000	459,804
Reynolds American, Inc., 6.88%, 05/01/20		315,000	355,022

			1,410,450

Trading Companies & Distributors 0.2%
United Rentals North America, Inc., 4.63%, 07/15/23		310,000	319,300
5.50%, 05/15/27		175,000	176,750

			496,050

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/23(b)		197,997	203,937

Wireless Telecommunication Services 2.0%
America Movil SAB de CV, 5.00%, 10/16/19		460,000	491,819
Digicel Group Ltd., 7.13%, 04/01/22(b)		895,000	695,863
Digicel Ltd., 6.75%, 03/01/23(b)(d)		925,000	825,562
Inmarsat Finance plc, 6.50%, 10/01/24(b)(d)		525,000	544,031
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(b)		750,000	763,875
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		240,000	261,300
7.00%, 08/15/20		335,000	359,706
Sprint Corp., 7.88%, 09/15/23(d)		465,000	514,988
T-Mobile USA, Inc., 5.13%, 04/15/25		275,000	284,625
5.38%, 04/15/27		390,000	402,675
Vodafone Group plc, 5.45%, 06/10/19		910,000	974,398

			6,118,842

Total Corporate Bonds (cost $122,309,415)			123,824,563

Foreign Government Securities 12.8%

	Principal Amount		Market Value
ANGOLA 0.0%†
Republic of Angola, Reg. S, 7.00%, 08/17/19		156,250	160,950

ARGENTINA 0.9%
Republic of Argentina, 22.75%, 03/05/18	ARS	1,546,000	104,785
21.20%, 09/19/18		8,558,000	581,107
18.20%, 10/03/21		3,716,000	236,423
6.88%, 01/26/27(b)		$550,000	557,700
0.00%, 12/15/35(a)		890,000	88,110
2.50%, 12/31/38(c)		450,000	283,500
City of Buenos Aires Argentina, 22.31%, 03/29/24(a)(i)	ARS	3,400,000	220,959
Provincia de Buenos Aires, Reg. S, 9.38%, 09/14/18		$250,000	270,625
9.95%, 06/09/21(b)		200,000	227,540
7.88%, 06/15/27		260,000	261,950

			2,832,699

AUSTRALIA 0.5%
Queensland Treasury Corp., Reg. S, 5.50%, 06/21/21	AUD	1,592,000	1,368,420

BAHRAIN 0.1%
Bahrain Government Bond, 6.00%, 09/19/44(b)		$260,000	229,164

BELGIUM 0.2%
Kingdom of Belgium, Reg. S, 1.60%, 06/22/47(b)	EUR	609,501	612,178

BRAZIL 1.1%
Federative Republic of Brazil, 4.88%, 01/22/21(d)		$630,000	663,863
10.00%, 01/01/25	BRL	4,308,000	1,377,478
10.00%, 01/01/27		4,180,000	1,355,555

			3,396,896

CANADA 0.6%
Province of Quebec Canada, 4.50%, 12/01/20	CAD	650,000	542,239
Canadian Government Bond, 2.25%, 06/01/25		1,010,000	800,861
3.50%, 12/01/45		270,000	251,226
Province of British Columbia Canada, 6.60%, 01/09/20(b)	INR	8,800,000	136,838

			1,731,164

COLOMBIA 0.5%
Republic of Colombia, 4.38%, 07/12/21		$325,000	344,500
2.63%, 03/15/23		300,000	288,375
Ecopetrol SA, 4.13%, 01/16/25		415,000	401,927
5.88%, 05/28/45		530,000	482,300

			1,517,102

CROATIA 0.4%
Republic of Croatia, 6.75%, 11/05/19(b)		455,000	495,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
CROATIA (continued)
Republic of Croatia (continued)
Reg. S, 3.88%, 05/30/22	EUR	494,000	$573,112
6.00%, 01/26/24 (b)(d)		$240,000	265,794

			1,334,314

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond, 5.95%, 01/25/27(b)		360,000	367,650

ECUADOR 0.1%
Republic of Ecuador, 7.95%, 06/20/24(b)		200,000	188,000

EGYPT 0.1%
Arab Republic of Egypt, 6.13%, 01/31/22(b)		300,000	312,000

EL SALVADOR 0.1%
Republic of El Salvador, 8.63%, 02/28/29(b)		250,000	258,125

FRANCE 0.1%
France Government Bond, Reg. S, 3.25%, 05/25/45	EUR	139,612	189,728

GERMANY 0.0%†
Federal Republic of Germany, Reg. S, 2.50%, 08/15/46		61,328	88,101

GHANA 0.1%
Republic of Ghana, 10.75%, 10/14/30(b)		$220,000	258,324

HUNGARY 0.3%
Republic of Hungary, 4.13%, 02/19/18		240,000	244,800
3.00%, 10/27/27	HUF	222,580,000	748,334

			993,134

INDONESIA 1.0%
Republic of Indonesia, 3.38%, 04/15/23(b)		$260,000	259,668
4.35%, 01/08/27(b)		310,000	320,759
3.75%, 06/14/28(b)	EUR	200,000	228,295
8.75%, 05/15/31	IDR	1,975,000,000	164,516
8.25%, 05/15/36		5,289,000,000	419,338
5.25%, 01/08/47(b)		$355,000	381,102
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26(b)		245,000	253,881
Pertamina Persero PT, 4.30%, 05/20/23(b)		150,000	154,555
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)		325,000	323,518
5.38%, 05/05/45(b)		465,000	453,375

			2,959,007

IRELAND 0.1%
Republic of Ireland, Reg. S, 1.00%, 05/15/26	EUR	155,000	165,428

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25	EUR	430,000	444,846

IVORY COAST 0.1%
Republic of Cote d’Ivoire, 5.75%, 12/31/32(b)(c)		$313,600	290,889

KAZAKHSTAN 0.2%
Republic of Kazakhstan, 6.50%, 07/21/45(b)		195,000	231,040
KazAgro National Management Holding JSC, 4.63%, 05/24/23(b)		255,000	249,619

			480,659

KENYA 0.2%
Republic of Kenya, 5.88%, 06/24/19(b)		250,000	258,940
6.88%, 06/24/24(b)		320,000	318,438

			577,378

KUWAIT 0.1%
Kuwait International Government Bond, 2.75%, 03/20/22(b)		200,000	200,410
3.50%, 03/20/27(b)		260,000	262,925

			463,335

MEXICO 1.3%
Petroleos Mexicanos, 4.77%, 03/11/22(a)(b)		150,000	161,250
5.38%, 03/13/22(b)		190,000	199,025
4.63%, 09/21/23(d)		105,000	105,604
6.50%, 03/13/27(b)		205,000	220,529
5.63%, 01/23/46		1,040,000	929,864
6.75%, 09/21/47		165,000	167,376
United Mexican States, 6.50%, 06/09/22	MXN	8,040,000	421,495
4.00%, 10/02/23		$85,000	87,550
4.15%, 03/28/27		210,000	213,570
7.75%, 05/29/31	MXN	8,542,000	474,179
8.50%, 11/18/38		7,050,000	419,157
4.35%, 01/15/47		$225,000	207,000
8.00%, 11/07/47	MXN	7,400,000	419,086

			4,025,685

NETHERLANDS 0.2%
Netherlands Government Bond, Reg. S, 2.50%, 01/15/33 (b)	EUR	500,000	664,731

OMAN 0.1%
Oman Government Bond, 3.88%, 03/08/22(b)		$70,000	70,777
6.50%, 03/08/47(b)		140,000	147,700

			218,477

PERU 0.3%
Peruvian Government International Bond, 5.70%, 08/12/24(b)	PEN	1,345,000	422,722
8.20%, 08/12/26(b)		1,437,000	521,418

			944,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
POLAND 0.4%
Republic of Poland, 5.50%, 10/25/19	PLN	783,000	$213,578
2.50%, 07/25/26		4,039,000	947,292

			1,160,870

ROMANIA 0.3%
Romania Government Bond, 3.25%, 03/22/21	RON	865,000	207,920
3.50%, 12/19/22		2,530,000	604,238

			812,158

RUSSIA 0.6%
Russian Federal Bond - OFZ, 6.20%, 01/31/18	RUB	32,500,000	564,772
7.50%, 02/27/19		14,358,000	252,314
7.05%, 01/19/28		22,010,000	367,335
Russian Federal Bond, Reg. S, 4.75%, 05/27/26		$400,000	417,000
Russian Federal Bond - Eurobond, Reg. S, 5.00%, 04/29/20		100,000	106,693

			1,708,114

SERBIA 0.1%
Republic of Serbia, 7.25%, 09/28/21(b)		195,000	222,300

SLOVENIA 0.1%
Republic of Slovenia, Reg. S, 4.63%, 09/09/24	EUR	157,000	217,065

SOUTH AFRICA 0.3%
Republic of South Africa, 10.50%, 12/21/26	ZAR	3,737,000	307,985
4.30%, 10/12/28		$165,000	154,867
7.00%, 02/28/31	ZAR	3,405,000	208,736
8.75%, 01/31/44		3,015,007	203,462

			875,050

SPAIN 0.3%
Kingdom of Spain, Reg. S, 1.30%, 10/31/26(b)	EUR	440,000	459,063
Reg. S, 5.15%, 10/31/28(b)		300,000	431,132

			890,195

SRI LANKA 0.2%
Democratic Socialist Republic of Sri Lanka, 6.25%, 10/04/20(b)		$150,000	157,847
Reg. S, 6.25%, 07/27/21		400,000	420,929

			578,776

SWEDEN 0.2%
Sweden Government Bond, 1.00%, 11/12/26	SEK	5,600,000	647,617

TURKEY 0.2%
Republic of Turkey, 5.63%, 03/30/21		$510,000	532,542

UKRAINE 0.3%
Ukraine Government Bond, Reg. S, 7.75%, 09/01/20		190,000	189,639
Reg. S, 7.75%, 09/01/21		155,000	152,687
Reg. S, 7.75%, 09/01/23		300,000	283,500
Ukreximbank Via Biz Finance plc, Reg. S, 9.63%, 04/27/22		300,000	300,900

			926,726

UNITED KINGDOM 0.4%
United Kingdom Gilt, Reg. S, 4.75%, 12/07/30	GBP	133,000	237,041
Reg. S, 4.25%, 06/07/32		350,000	603,111
Reg. S, 3.50%, 01/22/45		175,000	302,585

			1,142,737

URUGUAY 0.2%
Uruguay Government International Bond, 6.64%, 12/15/28	UYU	21,905,481	706,462

VENEZUELA 0.2%
Petroleos de Venezuela SA, Reg. S, 8.50%, 10/27/20		$480,000	358,800
Bolivarian Republic of Venezuela, Reg. S, 6.00%, 12/09/20		285,000	140,078

			498,878

ZAMBIA 0.1%
Republic of Zambia, 5.38%, 09/20/22(b)		255,000	232,687

Total Foreign Government Securities (cost $37,496,941)			38,224,701

Loan Participations 8.6%

	Principal Amount		Market Value
Aerospace & Defense 0.5%
Transdigm, Inc., 1st Lien Tranche D Term Loan, 4.14%, 06/04/21		1,456,885	1,451,946

Automobiles 0.2%
Navistar, Inc., Tranche B Term Loan, 5.00%, 08/07/20		696,474	703,438

Chemicals 0.9%
MacDermid, Inc., Term loan, 5.00%, 06/07/23		1,217,917	1,220,207
PQ CORP., 1st Lien Term Loan, 5.29%, 11/04/22		1,344,854	1,358,545

			2,578,752

Commercial Services & Supplies 0.6%
Energysolutions LLC, Term Loan, 6.75%, 05/29/20		241,134	243,444
WideOpenWest Finance LLC, Term Loan B, 4.55%, 08/11/23		1,441,388	1,447,787

			1,691,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Loan Participations (continued)
	Principal Amount	Market Value

Consumer Products 0.4%
Party City Holdings Inc., 1st Lien Tranche B Term Loan, 3.87%, 08/19/22	$1,191,763	$1,188,140

Diversified Telecommunication Services 0.4%
Sable International Finance Ltd., Term Loan B1, 5.73%, 12/31/22	650,000	654,602
Windstream Corp., Term Loan B, 4.95%, 03/29/21	523,358	525,974

		1,180,576

Electric Utilities 0.2%
Vistra Operations Co. LLC, Term Loan, 3.73%, 08/04/23	568,575	567,154
Vistra Operations Co. LLC, Term Loan C, 3.73%, 08/04/23	130,000	129,675

		696,829

Equity Real Estate Investment Trusts (REITs) 0.1%
Communications Sales & Leasing, Inc., 1st Lien Term Loan, 4.00%, 10/24/22	482,578	480,768

Healthcare Providers and Services 0.5%
CHG Healthcare Services, Inc., Term Loan B, 4.75%, 06/07/23	1,441,369	1,457,945

Hotels, Restaurants & Leisure 0.3%
Scientific Games International, Inc., Term Loan B3, 4.85%, 10/01/21	783,235	792,901

Insurance 0.5%
Asurion LLC, 1st Lien Term Loan B5, 4.75%, 11/03/23	1,446,375	1,457,223

Internet Software & Services 0.3%
Cologix, 1st Lien Term Loan, 4.00%, 03/15/24	805,000	805,250

IT Services 0.5%
First Data Corp., Term Loan, 3.98%, 03/24/21	1,427,779	1,438,230

Media 1.0%
Cengage Learning Inc.,1st Lien Tranche B Term Loan, 5.25%, 05/27/23	1,364,688	1,298,582
IMG Worldwide, Inc., 1st Lien Term Loan, 4.29%, 05/06/21	248,885	249,773
McGraw-Hill Global Education Holding LLC, 1st Lien Term Loan, 5.00%, 05/02/22	1,354,763	1,338,208
tronc, Inc., Term Loan, 5.75%, 08/04/21	144,872	144,872

		3,031,435

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy, Term loan, 8.55%, 08/23/21	500,000	531,875
Jonah Energy LLC, 2nd Lien Term Loan, 7.50%, 05/12/21	245,000	233,362

		765,237

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, 7.54%, 06/09/21	201,661	201,494

Software 0.3%
Dell Inc., 1st Lien Term Loan, 3.49%, 09/07/23	997,500	1,000,822

Specialty Retail 0.6%
J Crew Group Initial Loan, 1st Lien Term Loan, 4.00%, 03/05/21	153,422	92,960
Jo-Ann Stores Holdings, Inc., Term Loan, 6.26%, 10/20/23	319,200	312,618
Petco Animal Supplies, Inc., 1st Lien Tranche B Term Loan, 4.29%, 01/26/23	1,359,699	1,278,457

		1,684,035

Supermarkets 0.5%
Albertson’s LLC, Term Loan B4, 3.98%, 08/25/21	1,421,438	1,427,251

Technology 0.0%†
BMC Software Finance, Inc., 1st Lien Term Loan, 5.00%, 09/10/20	147,626	147,676

Wireless Telecommunication Services 0.5%
Sprint Corp., 1st Lien Term Loan, 3.50%, 02/02/24	1,500,000	1,498,935

Total Loan Participation (cost $25,821,644)		25,680,114

Mortgage-Backed Securities 10.7%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# C90381 7.50%, 11/01/20	119	125
Pool# C00712 6.50%, 02/01/29	3,793	4,258
Pool# J32653 3.50%, 08/01/30	87,042	91,014
Pool# C41531 8.00%, 08/01/30	1,337	1,410
Pool# J32749 3.50%, 09/01/30	76,618	80,119
Pool# C42327 8.00%, 09/01/30	796	905
Pool# C01104 8.00%, 12/01/30	7,337	8,747
Pool# C49587 8.00%, 03/01/31	15,892	16,719
Pool# C50477 8.00%, 04/01/31	11,965	12,530
Pool# C53381 8.00%, 06/01/31	1,163	1,166
Pool# C69951 6.50%, 08/01/32	17,653	19,638
Pool# G60085 5.50%, 06/01/41	222,106	250,379
Pool# Q20545 3.50%, 07/01/43	331,678	340,718
Pool# G07787 4.00%, 08/01/44	504,830	533,726
Pool# G60847 4.00%, 01/01/45	794,974	839,019

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# Q37249 3.50%, 11/01/45	$371,223	$381,601
Pool# Q38896 4.00%, 02/01/46	908,665	958,917
Pool# Q39379 4.50%, 03/01/46	149,094	160,548
Pool# G08706 3.50%, 05/01/46	1,004,039	1,027,551
FNMA Pool
Pool# FN0004 3.62%, 12/01/20	132,750	138,540
Pool# AM9378 3.13%, 07/01/25	315,753	321,112
Pool# AN0571 3.10%, 01/01/26	375,000	380,992
Pool# AN2259 2.55%, 07/01/26	296,597	289,777
Pool# 540017 8.00%, 05/01/30	1,142	1,145
Pool# AZ4471 3.50%, 07/01/30	145,692	151,795
Pool# AZ6158 3.50%, 09/01/30	51,974	54,298
Pool# AL6344 5.00%, 02/01/31	27,508	30,106
Pool# 564993 7.50%, 03/01/31	7,300	7,481
Pool# 606566 7.50%, 10/01/31	3,194	3,318
Pool# 642656 7.00%, 07/01/32	5,047	5,094
Pool# AB0047 4.50%, 04/01/35	381,392	413,292
Pool# 886574 3.27%, 08/01/36 (a)	45,931	48,668
Pool# 888817 5.50%, 08/01/37	109,988	123,019
Pool# 995049 5.50%, 02/01/38	167,829	187,522
Pool# AL1104 5.50%, 02/01/38	190,068	212,487
Pool# 257231 5.50%, 06/01/38	148,472	165,426
Pool# AE0811 6.00%, 09/01/39	44,696	50,464
Pool# AC9581 5.50%, 01/01/40	57,927	65,116
Pool# AL5814 5.50%, 07/01/40	534,437	599,429
Pool# AL5760 4.00%, 09/01/43	329,127	347,707
Pool# AS4991 3.50%, 05/01/45	1,176,424	1,207,666
Pool# AY4204 3.50%, 05/01/45	561,036	575,925
Pool# AZ9821 3.50%, 09/01/45	376,374	385,215
Pool# AL7441 3.50%, 10/01/45	274,247	280,689
Pool# BC0302 4.50%, 03/01/46	435,979	473,940
Pool# AS6938 4.00%, 04/01/46	1,486,795	1,567,686
Pool# AS7545 3.50%, 07/01/46	998,385	1,021,837
Pool# AS8204 3.50%, 10/01/46	675,316	693,383
Pool# MA2772 3.50%, 10/01/46	898,114	919,210
Pool# MA2833 3.00%, 12/01/46	3,552,954	3,524,308
Pool# BE4223 3.50%, 12/01/46	253,744	260,172
Pool# MA2956 3.00%, 04/01/47	1,125,000	1,116,255
FNMA TBA
3.00%, 04/19/17	1,660,000	1,645,475
3.00%, 04/25/32	890,000	912,542
3.50%, 04/25/47	1,435,000	1,467,848
4.00%, 04/25/47	3,010,000	3,157,208
4.50%, 04/25/47	509,000	545,743
GNMA II Pool
Pool# 082468 2.00%, 01/20/40(a)	166,497	171,878
Pool# 082483 2.00%, 02/20/40(a)	64,147	66,232
Pool# 082520 2.13%, 04/20/40(a)	95,372	98,015
Pool# 082570 3.50%, 06/20/40(a)	4,936	5,205
Pool# MA1161 5.50%, 07/20/43	79,862	88,322
Pool# MA1289 5.50%, 09/20/43	172,471	192,294
Pool# 710035 5.39%, 12/20/59(a)	69,254	70,507
Pool# 725640 5.29%, 05/20/60(a)	137,830	143,372
Pool# 710065 4.81%, 02/20/61(a)	400,581	413,102
Pool# 773443 5.06%, 04/20/62(a)	163,400	169,944
Pool# 766552 4.80%, 05/20/62(a)	103,210	107,080
Pool# 765227 4.55%, 11/20/62(a)	704,249	736,188
Pool# AC0942 4.66%, 01/20/63(a)	25,653	27,350
Pool# AC0934 4.70%, 01/20/63(a)	74,654	80,157
Pool# AJ4785 4.70%, 08/20/64(a)	193,442	199,575
Pool# AS6007 4.55%, 12/20/66(a)	408,064	447,623
Pool# AY2220 4.51%, 01/20/67(a)	883,110	969,736

Total Mortgage-Backed Securities (cost $32,444,941)		32,067,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Municipal Bonds 0.4%

	Principal Amount		Market Value
Georgia 0.4%
Municipal Electric Authority of Georgia, RB Series A, 6.64%, 04/01/57		$675,000	$767,542
Series A, 7.06%, 04/01/57		440,000	462,779

Total Municipal Bonds (cost $1,116,315)			1,230,321

Supranational 1.3%

	Principal Amount		Market Value
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(b)		560,000	588,000
Black Sea Trade & Development Bank, 4.88%, 05/06/21(b)		420,000	444,444
Eastern and Southern African Trade and Development Bank, 6.38%, 12/06/18		320,000	335,200
European Bank for Reconstruction & Development, 7.38%, 04/15/19	IDR	9,440,000,000	716,300
Inter-American Development Bank, 7.00%, 02/04/19		1,000,000,000	75,139
International Bank for Reconstruction & Development 6.38%, 08/07/18	INR	10,000,000	154,909
5.75%, 10/28/19		14,050,000	215,989
3.50%, 01/22/21	NZD	488,000	347,120
3.00%, 10/19/26	AUD	461,000	343,674
International Finance Corp., 6.45%, 10/30/18	INR	50,050,000	778,775

Total Supranational (cost $3,939,492)			3,999,550

U.S. Government Agency Security 0.1%

	Principal Amount		Market Value
FHLMC 5.13%, 11/17/17		$265,000	271,778

Total U.S. Government Agency Security (cost $266,528)			271,778

U.S. Treasury Obligations 9.6%

	Principal Amount		Market Value
U.S. Treasury Bonds 2.25%, 08/15/46(d)		3,485,000	2,949,453
2.88%, 11/15/46(d)		3,680,000	3,570,605
U.S. Treasury Notes 1.13%, 01/31/19		1,090,000	1,087,829
1.88%, 01/31/22(d)		3,780,000	3,771,729
1.88%, 02/28/22		3,640,000	3,632,181
2.13%, 02/29/24		3,200,000	3,182,749
1.50%, 08/15/26(d)(j)		6,785,000	6,278,242
2.25%, 02/15/27(d)		4,160,000	4,106,864

Total U.S. Treasury Obligations (cost $28,778,964)			28,579,652

Short-Term Investment 5.2%

	Shares		Market Value
Money Market Fund 5.2%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 0.99%(k)		15,597,330	15,603,569

Total Short-Term Investment (cost $15,604,742)			15,603,569

Common Stocks 0.2%

	Shares		Market Value
Oil, Gas & Consumable Fuels 0.2%
Chaparral Energy, Inc.*(i)		15,180	402,270
Pacific Exploration and Production Corp.*		5,162	160,538
Templar Energy LLC*(i)		6,672	39,365

			602,173

Wireless Telecommunication Services 0.0%†
NII Holdings, Inc.*		20,137	26,178

Total Common Stocks (cost $960,337)			628,351

Preferred Stock 0.0%†

	Shares		Market Value
Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%, *(i)(l)		4,172	41,720

Total Preferred Stock (cost $41,720)			41,720

Repurchase Agreements 2.3%

	Principal Amount		Market Value
Bank of America NA 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000.(m)		$1,000,000	1,000,000
BNP Paribas Securities Corp. 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $1,020,000.(m)		1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
ML Pierce Fenner & Smith, Inc. 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,724,589, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $4,818,755.(m)	$4,724,270	$4,724,270

Total Repurchase Agreements (cost $6,724,270)		6,724,270

Total Investments (cost $303,111,331) (o) — 102.1%		304,895,344
Liabilities in excess of other assets — (2.1)%		(6,307,569)

NET ASSETS — 100.0%		$298,587,775

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $74,126,176 which represents 24.83% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2017.
(d)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $24,426,108, which was collateralized by repurchase agreements with a total value of $6,724,270 and $18,559,845 of collateral in the form of Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 04/15/17 - 02/15/47, a total value of $25,284,115.
(e)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(f)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date reflects the next call date.
(g)	Security in default.
(h)	Illiquid security.
(i)	Fair valued security.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)	Represents 7-day effective yield as of March 31, 2017.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2017.
(m)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $6,724,270.
(n)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.
(o)	At March 31, 2017, the tax basis cost of the Fund’s investments was $303,617,675, tax unrealized appreciation and depreciation were $5,529,618 and $(4,251,949), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BV	Private Limited Liability Company
DAC	Designated Activity Company
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GmbH	Limited Liability Company
GNMA	Government National Mortgage Association
IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.
JSC	Joint Stock Company
KG	Limited Partnership
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NA	National Association
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB	Publicly Traded Company
SAB de CV	Public Traded Company
TAS	Joint Stock Company
TBA	To Be Announced

Currency:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
RUB	Russia Ruble
SEK	Swedish Krona
UYU	Uruguay Peso Uruguayo
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At March 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	HSBC Bank plc	04/28/17	(1,005,933)	$(1,250,244)	$(1,261,039)	$(10,795)
British Pound	HSBC Bank plc	04/28/17	(7,727)	(9,604)	(9,687)	(83)
Canadian Dollar	Standard Chartered Bank	04/28/17	(1,188,180)	(888,814)	(893,784)	(4,970)
Korean Won	JPMorgan Chase Bank	04/06/17	(209,935,230)	(188,638)	(187,733)	905
Mexican Peso	Toronto Dominion Bank	04/28/17	(4,036,919)	(214,844)	(214,822)	22
Mexican Peso	Toronto Dominion Bank	04/28/17	(1,832,326)	(97,516)	(97,506)	10
South African Rand	JPMorgan Chase Bank	04/28/17	(8,167,336)	(630,021)	(606,253)	23,768
South African Rand	Standard Chartered Bank	04/28/17	(3,032,522)	(230,847)	(225,101)	5,746
South African Rand	Standard Chartered Bank	04/28/17	(1,371,884)	(104,433)	(101,833)	2,600
South African Rand	JPMorgan Chase Bank	04/28/17	(1,109,497)	(85,586)	(82,357)	3,229
Taiwan Dollar	JPMorgan Chase Bank	04/06/17	(5,763,652)	(186,798)	(189,968)	(3,170)

Total Short Contracts				$(3,887,345)	$(3,870,083)	$17,262

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	Toronto Dominion Bank	04/28/17	191,941	$206,892	$204,982	$(1,910)
Euro	Toronto Dominion Bank	04/28/17	525,984	566,956	561,721	(5,235)
Japanese Yen	HSBC Bank plc	04/28/17	318,459,138	2,875,477	2,863,241	(12,236)
Korean Won	JPMorgan Chase Bank	04/06/17	213,846,350	186,798	191,230	4,432
Mexican Peso	Toronto Dominion Bank	04/28/17	6,715,586	353,657	357,366	3,709
Mexican Peso	Toronto Dominion Bank	04/28/17	15,467,037	814,526	823,068	8,542
Mexican Peso	Toronto Dominion Bank	04/28/17	1,829,538	97,290	97,358	68
Mexican Peso	Toronto Dominion Bank	04/28/17	4,054,208	215,592	215,742	150
Polish Zlotych	Bank of America NA	04/28/17	752,903	191,292	189,807	(1,485)
Polish Zlotych	Bank of America NA	04/28/17	2,586,947	657,273	652,171	(5,102)
South African Rand	JPMorgan Chase Bank	04/28/17	2,984,159	230,847	221,511	(9,336)
South African Rand	JPMorgan Chase Bank	04/28/17	1,350,005	104,433	100,209	(4,224)
Taiwan Dollar	JPMorgan Chase Bank	04/06/17	5,694,981	188,638	187,705	(933)

Total Long Contracts				$6,689,671	$6,666,111	$(23,560)

At March 31, 2017, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received	Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Bank of America NA	05/10/17	4,742,997	Czech Republic Koruna	(175,875)	Euro	$187,932	$188,409	$477
Bank of America NA	05/10/17	5,335,268	Czech Republic Koruna	(197,837)	Euro	211,399	211,936	537
Bank of America NA	05/10/17	9,437,750	Czech Republic Koruna	(350,000)	Euro	373,994	374,902	908
Bank of America NA	05/10/17	5,233,475	Czech Republic Koruna	(194,084)	Euro	207,389	207,893	504

						$980,714	$983,140	$2,426

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$10,035,077	$—	$10,035,077
Collateralized Mortgage Obligations	—	9,659,954	—	9,659,954
Commercial Mortgage-Backed Securities	—	8,324,164	—	8,324,164
Common Stocks
Oil, Gas & Consumable Fuels	160,538	441,635	—	602,173
Wireless Telecommunication Services	26,178	—	—	26,178

Total Common Stocks	$186,716	$441,635	$—	$628,351

Corporate Bonds	—	123,824,563	—	123,824,563
Foreign Government Securities	—	38,224,701	—	38,224,701
Forward Foreign Currency Contracts	—	55,607	—	55,607
Loan Participations	—	25,680,114	—	25,680,114
Mortgage-Backed Securities	—	32,067,560	—	32,067,560
Municipal Bonds	—	1,230,321	—	1,230,321
Preferred Stock	—	41,720	—	41,720
Repurchase Agreements	—	6,724,270	—	6,724,270
Short-Term Investment	15,603,569	—	—	15,603,569
Supranational	—	3,999,550	—	3,999,550
U.S. Government Agency Security	—	271,778	—	271,778
U.S. Treasury Obligations	—	28,579,652	—	28,579,652

Total Assets	$15,790,285	$289,160,666	$—	$304,950,951

Liabilities:
Forward Foreign Currency Contracts	$—	$(59,479)	$—	$(59,479)

Total Liabilities	$—	$(59,479)	$—	$(59,479)

Total	$15,790,285	$289,101,187	$—	$304,891,472

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$55,607

Total		$55,607

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(59,479)

Total		$(59,479)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 94.1%

	Shares	Market Value
AUSTRALIA 4.6%
Beverages 0.5%
Treasury Wine Estates Ltd.	522,210	$4,878,291

Biotechnology 1.0%
CSL Ltd.	103,032	9,864,884

Commercial Services & Supplies 0.6%
Brambles Ltd.	797,369	5,694,372

Containers & Packaging 1.7%
Amcor Ltd.	1,487,986	17,115,384

Diversified Financial Services 0.4%
Challenger Ltd.	385,690	3,696,638

Media 0.1%
APN Outdoor Group Ltd.	197,220	858,472

Metals & Mining 0.3%
Alumina Ltd.	497,070	680,097
Fortescue Metals Group Ltd.	428,610	2,041,540

		2,721,637

		44,829,678

AUSTRIA 0.2%
Construction Materials 0.2%
Wienerberger AG	103,370	2,190,191

BELGIUM 0.2%
Biotechnology 0.2%
Galapagos NV*	21,350	1,848,389

BRAZIL 3.5%
Banks 0.7%
Banco Bradesco SA, ADR*	623,251	6,382,090

Capital Markets 1.4%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros*	2,365,632	14,576,452

IT Services 1.1%
Cielo SA	1,167,700	10,559,505

Media 0.2%
Smiles SA	105,900	2,144,656

Metals & Mining 0.1%
Gerdau SA, ADR	293,510	1,012,610

		34,675,313

CANADA 8.4%
Containers & Packaging 0.3%
CCL Industries, Inc., Class B	12,830	2,799,185

Energy Equipment & Services 0.2%
Trican Well Service Ltd.*	644,480	1,962,736

Food Products 0.1%
Premium Brands Holdings Corp.	14,070	900,899

Insurance 1.5%
Fairfax Financial Holdings Ltd.	18,760	8,537,468
Great-West Lifeco, Inc.	238,415	6,606,454

		15,143,922

Internet Software & Services 0.0%†
Shopify, Inc., Class A*	6,570	447,351

IT Services 1.8%
CGI Group, Inc., Class A*	358,020	17,154,592

Metals & Mining 0.5%
Lundin Mining Corp.	308,950	1,740,073
Teck Resources Ltd., Class B	128,140	2,806,266

		4,546,339

Multiline Retail 0.2%
Dollarama, Inc.	25,828	2,140,470

Oil, Gas & Consumable Fuels 2.9%
Cenovus Energy, Inc.	463,744	5,248,221
PrairieSky Royalty Ltd.	259,397	5,473,309
Seven Generations Energy Ltd., Class A*	84,660	1,546,970
Suncor Energy, Inc.	493,289	15,145,309

		27,413,809

Road & Rail 0.8%
Canadian National Railway Co.	107,323	7,921,815

Specialty Retail 0.1%
Sleep Country Canada Holdings, Inc.(a)	52,860	1,288,260

		81,719,378

CHINA 2.0%
Automobiles 0.3%
Brilliance China Automotive Holdings Ltd.	1,906,000	3,188,527

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co. Ltd.	271,000	1,983,278

Hotels, Restaurants & Leisure 0.1%
China Lodging Group Ltd., ADR*	18,710	1,160,956

Internet Software & Services 1.1%
Baidu, Inc., ADR*	38,176	6,586,123
Momo, Inc., ADR*	54,800	1,867,036
Weibo Corp., ADR*(b)	33,634	1,755,022

		10,208,181

Machinery 0.2%
Weichai Power Co. Ltd., H Shares	1,135,000	2,004,919

Textiles, Apparel & Luxury Goods 0.1%
Shenzhou International Group Holdings Ltd.	158,000	997,173

		19,543,034

DENMARK 2.7%
Beverages 1.6%
Carlsberg A/S, Class B	158,803	14,664,280

Biotechnology 0.4%
Genmab A/S*	21,349	4,108,182

Pharmaceuticals 0.2%
Novo Nordisk A/S, Class B	65,709	2,256,377

Road & Rail 0.5%
DSV A/S	104,010	5,379,725

		26,408,564

FINLAND 0.6%
Auto Components 0.4%
Nokian Renkaat OYJ	82,820	3,456,712

Machinery 0.2%
Cargotec OYJ, Class B	28,150	1,392,560
Konecranes OYJ	25,810	915,679

		2,308,239

		5,764,951

FRANCE 5.3%
Aerospace & Defense 0.2%
Thales SA	23,390	2,259,384

Beverages 0.4%
Pernod Ricard SA	34,922	4,128,505

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Chemicals 0.3%
Arkema SA	31,690	$3,119,589

Electrical Equipment 1.5%
Nexans SA	74,486	3,853,116
Schneider Electric SE	145,422	10,683,973

		14,537,089

Health Care Equipment & Supplies 0.9%
BioMerieux	14,420	2,439,884
Essilor International SA	50,538	6,135,876

		8,575,760

Household Durables 0.1%
SEB SA	7,470	1,043,387

Media 1.6%
Publicis Groupe SA	218,511	15,256,487

Professional Services 0.3%
Teleperformance	30,290	3,270,387

		52,190,588

GERMANY 8.3%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	215,152	7,363,263

Capital Markets 2.0%
AURELIUS Equity Opportunities SE & Co. KGaA	10,980	476,794
Deutsche Boerse AG	207,380	19,053,669

		19,530,463

Insurance 1.4%
Allianz SE REG	74,433	13,803,327

Machinery 0.2%
KION Group AG	26,223	1,711,659

Media 1.4%
ProSiebenSat.1 Media SE	303,442	13,436,621

Metals & Mining 0.2%
Salzgitter AG	64,730	2,339,764

Software 2.1%
SAP SE	206,968	20,305,214

Wireless Telecommunication Services 0.2%
Drillisch AG(b)	46,375	2,359,077

		80,849,388

HONG KONG 4.0%
Hotels, Restaurants & Leisure 1.6%
Galaxy Entertainment Group Ltd.	2,778,000	15,215,541

Household Durables 0.2%
Haier Electronics Group Co. Ltd.	770,000	1,764,806

Industrial Conglomerates 1.8%
CK Hutchison Holdings Ltd.	1,534,588	18,893,744

Semiconductors & Semiconductor Equipment 0.4%
ASM Pacific Technology Ltd.	264,300	3,595,501

		39,469,592

INDIA 0.3%
IT Services 0.3%
Vakrangee Ltd.	569,000	2,882,440

INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
United Tractors Tbk. PT	1,530,800	3,047,097

IRELAND 0.1%
Banks 0.1%
Bank of Ireland*	4,471,536	1,109,843

ISRAEL 1.4%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	422,581	13,560,624

ITALY 1.4%
Automobiles 0.2%
Ferrari NV	20,640	1,538,325

Banks 0.6%
FinecoBank Banca Fineco SpA	143,770	977,701
Intesa Sanpaolo SpA	1,979,003	5,383,097

		6,360,798

Construction Materials 0.2%
Buzzi Unicem SpA	76,590	1,957,754

Machinery 0.1%
Industria Macchine Automatiche SpA	13,950	1,135,852

Textiles, Apparel & Luxury Goods 0.3%
Salvatore Ferragamo SpA	81,911	2,452,151

		13,444,880

JAPAN 9.6%
Auto Components 0.3%
NGK Spark Plug Co. Ltd.	117,800	2,701,323

Capital Markets 0.2%
Daiwa Securities Group, Inc.	289,000	1,763,328

Chemicals 0.2%
Taiyo Nippon Sanso Corp.	189,600	2,219,422

Commercial Services & Supplies 0.0%†
Nissha Printing Co. Ltd.(b)	4,400	104,615

Electrical Equipment 0.2%
Mabuchi Motor Co. Ltd.	35,400	1,998,287

Electronic Equipment, Instruments & Components 1.2%
Alps Electric Co. Ltd.	61,800	1,752,321
Keyence Corp.	13,048	5,234,503
Omron Corp.	62,400	2,741,783
Topcon Corp.	110,000	1,970,374

		11,698,981

Food & Staples Retailing 0.1%
Ain Holdings, Inc.	13,600	918,166

Independent Power and Renewable Electricity Producers 0.2% eRex Co. Ltd.(b)	200,100	2,365,508

Insurance 0.1%
Sony Financial Holdings, Inc.	77,100	1,238,195

Internet & Direct Marketing Retail 0.1%
Start Today Co. Ltd.	64,100	1,424,542

Internet Software & Services 1.4%
Yahoo Japan Corp.	3,048,800	14,135,611

Machinery 1.8%
DMG Mori Co. Ltd.	122,600	1,922,286
FANUC Corp.	40,100	8,255,439
Komatsu Ltd.	234,600	6,144,943

		16,322,668

Media 0.2%
CyberAgent, Inc.	55,100	1,633,830

Multiline Retail 0.4%
Don Quijote Holdings Co. Ltd.	43,500	1,514,077
Seria Co. Ltd.	58,600	2,537,257

		4,051,334

Personal Products 0.7%
Kao Corp.	117,400	6,447,204

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals 0.2%
Nippon Shinyaku Co. Ltd.	29,300	$1,496,213

Professional Services 0.2%
Temp Holdings Co. Ltd.	99,500	1,865,619

Semiconductors & Semiconductor Equipment 0.5%
Disco Corp.	12,500	1,908,680
Sumco Corp.	199,600	3,334,162

		5,242,842

Specialty Retail 0.2%
Nitori Holdings Co. Ltd.	18,400	2,336,785

Tobacco 1.4%
Japan Tobacco, Inc.	406,500	13,230,581

		93,195,054

MEXICO 2.4%
Beverages 1.6%
Fomento Economico Mexicano SAB de CV, ADR	186,617	16,519,337

Media 0.8%
Grupo Televisa SAB, ADR	285,628	7,409,190

		23,928,527

NETHERLANDS 1.8%
Oil, Gas & Consumable Fuels 0.9%
Royal Dutch Shell plc, Class B	321,748	8,844,666

Professional Services 0.9%
Wolters Kluwer NV	203,376	8,440,590

		17,285,256

NORWAY 0.1%
Food Products 0.1%
Marine Harvest ASA*	35,132	535,917

Insurance 0.0%†
Storebrand ASA*	134,290	893,057

		1,428,974

RUSSIA 0.5%
Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR Reg. S*	117,182	3,943,174

Internet Software & Services 0.1%
Yandex NV, Class A*	48,760	1,069,307

		5,012,481

SINGAPORE 0.8%
Banks 0.8%
United Overseas Bank Ltd.	471,162	7,442,135

SOUTH AFRICA 0.1%
Banks 0.1%
Capitec Bank Holdings Ltd.	22,980	1,304,587

SOUTH KOREA 2.5%
Biotechnology 0.3%
Hugel, Inc.*	2,783	918,883
Medy-Tox, Inc.	4,547	1,882,520

		2,801,403

Electronic Equipment, Instruments & Components 0.2%
Samsung SDI Co. Ltd.	13,570	1,675,262

Food & Staples Retailing 0.3%
BGF retail Co. Ltd.	30,630	2,876,849

Household Durables 0.2%
Hanssem Co. Ltd.	8,840	1,739,147

Internet Software & Services 1.0%
NAVER Corp.	14,048	10,741,981

Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.	2,433	4,477,731

		24,312,373

SPAIN 1.5%
Banks 0.2%
Bankia SA	1,770,750	2,015,643

IT Services 1.2%
Amadeus IT Group SA	230,195	11,663,660

Media 0.1%
Atresmedia Corp. de Medios de Comunicacion SA	112,860	1,423,845

		15,103,148

SWEDEN 3.3%
Auto Components 0.1%
Dometic Group AB*(a)	116,062	862,668

Commercial Services & Supplies 0.2%
Intrum Justitia AB	60,410	2,255,449

Communications Equipment 0.4%
Telefonaktiebolaget LM Ericsson, Class B	563,044	3,759,089

Diversified Financial Services 1.5%
Investor AB, Class B	354,931	14,923,765

Health Care Equipment & Supplies 0.6%
Getinge AB, Class B	349,742	6,132,208

Metals & Mining 0.3%
Boliden AB	56,580	1,684,123
SSAB AB, Class A*	395,030	1,562,134

		3,246,257

Oil, Gas & Consumable Fuels 0.2%
Lundin Petroleum AB*	74,200	1,505,978

		32,685,414

SWITZERLAND 6.5%
Capital Markets 2.8%
Julius Baer Group Ltd.*	244,561	12,217,299
Partners Group Holding AG	4,120	2,214,143
UBS Group AG REG*	781,548	12,492,742

		26,924,184

Life Sciences Tools & Services 0.3%
Lonza Group AG REG*	16,596	3,136,996

Machinery 0.1%
OC Oerlikon Corp. AG REG*	92,979	992,847

Pharmaceuticals 2.0%
Novartis AG REG	67,146	4,986,098
Roche Holding AG	55,482	14,188,618

		19,174,716

Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA REG	135,167	4,295,469

Textiles, Apparel & Luxury Goods 0.9%
Cie Financiere Richemont SA REG	113,256	8,954,266

		63,478,478

TAIWAN 2.0%
Electronic Equipment, Instruments & Components 0.1%
Merry Electronics Co. Ltd.	244,000	1,310,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Machinery 0.1%
Airtac International Group	143,000	$1,406,984

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,758,629	17,298,349

		20,016,198

THAILAND 1.3%
Banks 1.3%
Kasikornbank PCL, NVDR	2,258,500	12,428,376

TURKEY 0.8%
Airlines 0.1%
Turk Hava Yollari AO*	782,630	1,178,017

Banks 0.7%
Akbank TAS	2,942,810	6,909,230

		8,087,247

UNITED KINGDOM 15.6%
Banks 0.9%
Lloyds Banking Group plc	10,586,883	8,804,912

Capital Markets 0.7%
Aberdeen Asset Management plc	1,485,550	4,929,624
NEX Group plc	325,050	2,316,738

		7,246,362

Containers & Packaging 0.4%
RPC Group plc	367,245	3,593,868

Electrical Equipment 0.4%
Melrose Industries plc	1,247,014	3,484,527

Health Care Equipment & Supplies 0.7%
Smith & Nephew plc	479,073	7,294,269

Hotels, Restaurants & Leisure 1.4%
Compass Group plc	720,775	13,608,382

Industrial Conglomerates 0.2%
DCC plc	18,300	1,610,993

Internet & Direct Marketing Retail 0.2%
ASOS plc*	25,320	1,914,791

Internet Software & Services 0.1%
Just Eat plc*	164,340	1,163,979

Media 4.0%
Informa plc	1,090,180	8,910,966
Sky plc	1,539,351	18,825,955
WPP plc	531,532	11,650,691

		39,387,612

Multiline Retail 0.9%
Next plc	161,829	8,754,439

Oil, Gas & Consumable Fuels 0.2%
Tullow Oil plc*	518,420	1,529,176

Personal Products 1.2%
Unilever NV, CVA	236,023	11,725,829

Professional Services 2.1%
RELX plc	1,029,865	20,162,856

Semiconductors & Semiconductor Equipment 0.2%
Dialog Semiconductor plc*	32,330	1,649,046

Tobacco 1.7%
British American Tobacco plc	253,032	16,787,673

Trading Companies & Distributors 0.3%
Ashtead Group plc	156,800	3,245,647

		151,964,361

UNITED STATES 2.0%
Semiconductors & Semiconductor Equipment 1.8%
Broadcom Ltd.	78,925	17,281,418

Software 0.2%
Mobileye NV*	33,840	2,077,776

Textiles, Apparel & Luxury Goods 0.0%†
Samsonite International SA	119,700	436,055

		19,795,249

Total Common Stocks (cost $816,960,453)		921,001,808

Short-Term Investment 2.8%
	Principal Amount	Market Value
Money Market Fund 2.8%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 0.99%(c)	27,739,486	27,750,582

Total Short-Term Investment (cost $27,753,138)		27,750,582

Repurchase Agreements 0.6%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000.(d)	$1,000,000	1,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $1,020,000.(d)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $3,961,842, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $4,040,806.(d)	3,961,575	3,961,575

Total Repurchase Agreements (cost $5,961,575)		5,961,575

Total Investments (cost $850,675,166) (e) — 97.5%		954,713,965
Other assets in excess of liabilities — 2.5%		24,935,543

NET ASSETS — 100.0%		$979,649,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $2,150,928 which represents 0.22% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $5,710,107, which was collateralized by cash used to purchase a repurchase agreement with a value of $5,961,575.
(c)	Represents 7-day effective yield as of March 31, 2017.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $5,961,575.
(e)	At March 31, 2017, the tax basis cost of the Fund’s investments was $853,146,254, tax unrealized appreciation and depreciation were $139,043,917 and $(37,476,206), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AO	Incorporated
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NA	National Association
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk. PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,259,384	$—	$2,259,384
Air Freight & Logistics	—	7,363,263	—	7,363,263
Airlines	—	1,178,017	—	1,178,017
Auto Components	—	7,020,703	—	7,020,703
Automobiles	—	4,726,852	—	4,726,852
Banks	6,382,090	46,375,524	—	52,757,614
Beverages	16,519,337	23,671,076	—	40,190,413
Biotechnology	—	18,622,858	—	18,622,858
Capital Markets	14,576,452	55,464,337	—	70,040,789
Chemicals	—	5,339,011	—	5,339,011
Commercial Services & Supplies	—	8,054,436	—	8,054,436
Communications Equipment	—	3,759,089	—	3,759,089
Construction Materials	—	4,147,945	—	4,147,945
Containers & Packaging	2,799,185	20,709,252	—	23,508,437
Diversified Financial Services	—	18,620,403	—	18,620,403
Electrical Equipment	—	20,019,903	—	20,019,903
Electronic Equipment, Instruments & Components	—	16,668,386	—	16,668,386
Energy Equipment & Services	1,962,736	—	—	1,962,736

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$3,943,174	$3,795,015	$—	$7,738,189
Food Products	900,899	535,917	—	1,436,816
Health Care Equipment & Supplies	—	22,002,237	—	22,002,237
Hotels, Restaurants & Leisure	1,160,956	28,823,923	—	29,984,879
Household Durables	—	4,547,340	—	4,547,340
Independent Power and Renewable Electricity Producers	—	2,365,508	—	2,365,508
Industrial Conglomerates	—	20,504,737	—	20,504,737
Insurance	15,143,922	15,934,579	—	31,078,501
Internet & Direct Marketing Retail	—	3,339,333	—	3,339,333
Internet Software & Services	11,724,839	26,041,571	—	37,766,410
IT Services	27,714,097	14,546,100	—	42,260,197
Life Sciences Tools & Services	—	3,136,996	—	3,136,996
Machinery	—	25,883,168	—	25,883,168
Media	9,553,846	71,996,867	—	81,550,713
Metals & Mining	5,558,949	8,307,658	—	13,866,607
Multiline Retail	2,140,470	12,805,773	—	14,946,243
Oil, Gas & Consumable Fuels	27,413,809	14,926,917	—	42,340,726
Personal Products	11,725,829	6,447,204	—	18,173,033
Pharmaceuticals	13,560,624	22,927,306	—	36,487,930
Professional Services	—	33,739,452	—	33,739,452
Road & Rail	7,921,815	5,379,725	—	13,301,540
Semiconductors & Semiconductor Equipment	17,281,418	27,785,738	—	45,067,156
Software	2,077,776	20,305,214	—	22,382,990
Specialty Retail	1,288,260	2,336,785	—	3,625,045
Technology Hardware, Storage & Peripherals	—	8,773,200	—	8,773,200
Textiles, Apparel & Luxury Goods	—	12,839,645	—	12,839,645
Tobacco	—	30,018,254	—	30,018,254
Trading Companies & Distributors	—	3,245,647	—	3,245,647
Wireless Telecommunication Services	—	2,359,077	—	2,359,077

Total Common Stocks	$201,350,483	$719,651,325	$—	$921,001,808

Short-Term Investment	27,750,582	—	—	27,750,582
Repurchase Agreements	—	5,961,575	—	5,961,575

Total Assets	$229,101,065	$725,612,900	$—	$954,713,965

Total	$229,101,065	$725,612,900	$—	$954,713,965

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended March 31, 2017, the Fund had a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at March 31, 2017, was $10,737,720 and $11,725,829, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At March 31, 2017, the Fund valued this security using the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.9%

	Shares	Market Value
AUSTRALIA 4.5%
Banks 2.0%
Australia & New Zealand Banking Group Ltd.(a)	866,615	$21,041,996
Bank of Queensland Ltd.	50,683	470,495
Bendigo & Adelaide Bank Ltd.	66,298	614,242
National Australia Bank Ltd.	4,326	110,150

		22,236,883

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	640,974

Construction Materials 0.1%
Boral Ltd.	122,870	547,778

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	14,617	131,861
Star Entertainment Grp Ltd. (The)	106,892	446,611
Tatts Group Ltd.	21,633	73,202

		651,674

Insurance 0.2%
QBE Insurance Group Ltd.	81,091	798,328
Suncorp Group Ltd.	120,453	1,215,550

		2,013,878

Metals & Mining 1.4%
BHP Billiton Ltd.	408,055	7,420,957
BHP Billiton Ltd., ADR(a)	19,238	698,724
BHP Billiton plc, ADR	23,855	743,083
BlueScope Steel Ltd.	116,801	1,094,978
Fortescue Metals Group Ltd.	385,867	1,837,947
Newcrest Mining Ltd.	119,944	2,044,503
South32 Ltd.	501,379	1,056,988
South32 Ltd., ADR(a)	7,695	80,644

		14,977,824

Oil, Gas & Consumable Fuels 0.6%
Origin Energy Ltd.*	214,800	1,155,449
Santos Ltd.*	273,013	792,262
Woodside Petroleum Ltd.	157,767	3,865,034

		5,812,745

Real Estate Management & Development 0.0%†
LendLease Group	6,423	76,392

Road & Rail 0.0%†
Aurizon Holdings Ltd.	67,895	272,254

		47,230,402

AUSTRIA 0.6%
Banks 0.6%
Erste Group Bank AG	174,758	5,690,451

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	1,036	40,828

		5,731,279

BELGIUM 1.5%
Banks 0.6%
KBC Group NV	95,934	6,359,749

Beverages 0.6%
Anheuser-Busch InBev SA/NV	53,605	5,873,782

Chemicals 0.2%
Solvay SA	14,530	1,772,809

Insurance 0.1%
Ageas	30,083	1,174,763

Pharmaceuticals 0.0%†
UCB SA	2,862	222,000

		15,403,103

CANADA 4.6%
Auto Components 0.1%
Magna International, Inc.	23,241	1,003,082

Banks 0.6%
Bank of Montreal	89,877	6,721,901

Capital Markets 0.0%†
TMX Group Ltd.	1,627	82,473

Chemicals 0.1%
Potash Corp. of Saskatchewan, Inc.(a)	34,902	596,288

Construction & Engineering 0.1%
WSP Global, Inc.	15,228	537,850

Food & Staples Retailing 0.1%
Empire Co. Ltd., Class A	45,286	691,966

Food Products 0.0%†
Maple Leaf Foods, Inc.	2,700	65,538

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,169	987,088
Industrial Alliance Insurance & Financial Services, Inc.	25,256	1,094,487
Manulife Financial Corp.	280,722	4,979,746
Sun Life Financial, Inc.	31,755	1,160,645

		8,221,966

Metals & Mining 0.8%
First Quantum Minerals Ltd.	86,792	922,187
Goldcorp, Inc.	128,441	1,873,944
Kinross Gold Corp.*	279,967	987,363
Lundin Mining Corp.	90,300	508,589
Silver Wheaton Corp.	33,433	696,685
Teck Resources Ltd., Class B	112,568	2,461,867
Turquoise Hill Resources Ltd.*	70,880	216,395
Yamana Gold, Inc.	130,766	360,876

		8,027,906

Oil, Gas & Consumable Fuels 2.0%
AltaGas Ltd. (a)	17,372	402,344
Cameco Corp. (a)	63,263	700,260
Canadian Natural Resources Ltd.	23,574	772,991
Cenovus Energy, Inc.	71,205	804,792
Crescent Point Energy Corp.	135,996	1,470,078
Enbridge Income Fund Holdings, Inc.	10,400	259,247
Encana Corp.	82,173	962,349
Husky Energy, Inc.*	83,736	945,127
Imperial Oil Ltd.	15,416	470,188
Suncor Energy, Inc.	236,468	7,260,208
Tourmaline Oil Corp.*	56,205	1,253,133
TransCanada Corp.	123,812	5,713,684
Whitecap Resources, Inc.	40,200	312,870

		21,327,271

Technology Hardware, Storage & Peripherals 0.0%†
BlackBerry Ltd.*	47,675	369,254

Trading Companies & Distributors 0.0%†
Finning International, Inc.	461	8,611

		47,654,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
CHILE 0.3%
Banks 0.2%
Banco Santander Chile, ADR	120,623	$3,025,225

Metals & Mining 0.1%
Antofagasta plc	53,835	562,072

		3,587,297

CHINA 0.4%
Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	3,780,000	4,518,319

DENMARK 0.8%
Banks 0.2%
Danske Bank A/S	47,502	1,619,625

Beverages 0.1%
Carlsberg A/S, Class B	11,685	1,079,023

Commercial Services & Supplies 0.1%
ISS A/S	28,895	1,092,369

Electrical Equipment 0.2%
Vestas Wind Systems A/S	27,222	2,214,244

Marine 0.2%
AP Moller - Maersk A/S, Class A	383	617,242
AP Moller - Maersk A/S, Class B	669	1,108,086

		1,725,328

Road & Rail 0.0%†
DSV A/S	6,436	332,890

		8,063,479

FINLAND 1.0%
Communications Equipment 0.0%†
Nokia OYJ	43,834	235,601

Electric Utilities 0.1%
Fortum OYJ(a)	50,836	804,635

Metals & Mining 0.5%
Outokumpu OYJ	542,432	5,288,923

Paper & Forest Products 0.4%
Stora Enso OYJ, Class R	126,639	1,497,405
UPM-Kymmene OYJ	111,670	2,621,908

		4,119,313

		10,448,472

FRANCE 12.9%
Aerospace & Defense 0.6%
Airbus SE	81,573	6,220,900

Air Freight & Logistics 0.0%†
Bollore SA*	630	2,393
Bollore SA	80,094	310,017

		312,410

Automobiles 1.2%
Peugeot SA	112,034	2,251,603
Renault SA	119,261	10,360,477

		12,612,080

Banks 2.8%
BNP Paribas SA	248,727	16,551,306
Credit Agricole SA	64,981	878,327
Natixis SA	948,603	5,839,756
Societe Generale SA	107,678	5,455,542

		28,724,931

Building Products 0.3%
Cie de Saint-Gobain	55,147	2,829,418

Chemicals 0.6%
Air Liquide SA	56,135	6,409,423

Construction & Engineering 0.1%
Bouygues SA	30,737	1,249,301

Diversified Telecommunication Services 0.5%
Orange SA	321,387	4,989,720
Vivendi SA	34,343	666,208

		5,655,928

Electric Utilities 0.1%
Electricite de France SA(a)	72,294	607,442

Electrical Equipment 0.6%
Schneider Electric SE	89,778	6,595,877

Equity Real Estate Investment Trusts (REITs) 0.3%
Unibail-Rodamco SE	12,471	2,907,872

Food & Staples Retailing 0.0%†
Casino Guichard Perrachon SA	8,207	458,552

Insurance 1.6%
AXA SA	601,552	15,541,571
CNP Assurances	33,301	677,191
SCOR SE	7,355	277,968

		16,496,730

Multi-Utilities 0.3%
Engie SA	238,919	3,376,314

Oil, Gas & Consumable Fuels 3.1%
TOTAL SA(a)	614,081	31,050,028

Pharmaceuticals 0.8%
Sanofi	97,311	8,796,456

		134,303,662

GERMANY 8.7%
Airlines 0.1%
Deutsche Lufthansa AG REG	56,134	910,654

Automobiles 3.1%
Bayerische Motoren Werke AG	56,842	5,186,368
Bayerische Motoren Werke AG (Preference)	7,152	562,573
Daimler AG REG	274,139	20,231,330
Porsche Automobil Holding SE (Preference)	11,715	638,332
Volkswagen AG	5,531	826,382
Volkswagen AG (Preference)	28,020	4,084,773

		31,529,758

Banks 0.1%
Commerzbank AG	105,912	959,596

Capital Markets 0.7%
Deutsche Bank AG REG (a)	102,028	1,753,456
Deutsche Boerse AG*	62,449	5,722,604

		7,476,060

Chemicals 0.2%
Evonik Industries AG	5,739	187,060
Linde AG	10,196	1,698,867

		1,885,927

Construction Materials 0.4%
HeidelbergCement AG	45,994	4,307,252

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	66,605	330,214

Electrical Equipment 0.0%†
OSRAM Licht AG	2,863	179,542

Food & Staples Retailing 0.1%
METRO AG	41,734	1,333,509

Health Care Providers & Services 0.0%†
Fresenius Medical Care AG & Co. KGaA	3,877	326,915

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Industrial Conglomerates 1.6%
Siemens AG REG	111,158	$15,225,559

Insurance 1.1%
Allianz SE REG	51,850	9,615,392
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	8,047	1,575,219
Talanx AG	11,726	413,424

		11,604,035

Multi-Utilities 0.2%
RWE AG*	115,390	1,912,239

Pharmaceuticals 0.4%
Bayer AG REG	39,459	4,546,211

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	150,378	3,077,836

Trading Companies & Distributors 0.4%
Brenntag AG	83,368	4,672,502

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	2,583	182,640

		90,460,449

HONG KONG 2.1%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	212,000	307,769

Capital Markets 0.0%†
Guoco Group Ltd.	4,000	46,454

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	136,000	198,039

Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	930,376	11,454,727
Hopewell Holdings Ltd.	54,000	202,988
NWS Holdings Ltd.	168,989	308,529

		11,966,244

Marine 0.0%†
Orient Overseas International Ltd.	14,500	77,449

Real Estate Management & Development 0.9%
Hang Lung Group Ltd.	164,000	699,525
Hang Lung Properties Ltd.	267,000	694,112
Henderson Land Development Co. Ltd.	21,027	130,380
Kerry Properties Ltd.	114,000	395,426
New World Development Co. Ltd.	590,272	727,319
Sino Land Co. Ltd.	339,186	594,812
Sun Hung Kai Properties Ltd.	130,221	1,914,283
Swire Pacific Ltd., Class A	113,000	1,129,466
Swire Pacific Ltd., Class B	142,500	247,257
Wharf Holdings Ltd. (The)	72,000	618,771
Wheelock & Co. Ltd.	190,000	1,502,957

		8,654,308

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	43,500	170,940

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	1,134,600	466,505

		21,887,708

IRELAND 0.6%
Airlines 0.4%
Ryanair Holdings plc, ADR*	52,115	4,324,504

Banks 0.1%
Bank of Ireland*	2,482,132	620,912

Construction Materials 0.1%
CRH plc, ADR	33,649	1,183,435

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	1,295	139,258

		6,268,109

ISRAEL 0.8%
Banks 0.2%
Bank Hapoalim BM	183,161	1,116,216
Bank Leumi Le-Israel BM*	192,026	847,754
Mizrahi Tefahot Bank Ltd.	5,593	94,800

		2,058,770

Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd., ADR	188,833	6,059,651

		8,118,421

ITALY 2.2%
Banks 0.8%
Intesa Sanpaolo SpA	1,679,932	4,569,591
Mediobanca SpA	62,002	559,028
UniCredit SpA*	223,345	3,442,935

		8,571,554

Diversified Telecommunication Services 0.5%
Telecom Italia SpA*	5,995,613	5,397,168

Electric Utilities 0.9%
Enel SpA	1,968,658	9,263,453

		23,232,175

JAPAN 23.1%
Air Freight & Logistics 0.4%
Yamato Holdings Co. Ltd.	176,300	3,694,236

Airlines 0.6%
Japan Airlines Co. Ltd.	182,900	5,807,066

Auto Components 2.7%
Aisin Seiki Co. Ltd.	14,700	724,006
Bridgestone Corp.	201,000	8,159,225
Denso Corp.	12,600	555,939
NGK Spark Plug Co. Ltd.	242,600	5,563,166
NHK Spring Co. Ltd.	29,800	329,943
NOK Corp.	17,000	397,077
Sumitomo Electric Industries Ltd.	622,300	10,344,728
Sumitomo Rubber Industries Ltd.	35,500	605,704
Tokai Rika Co. Ltd.	6,900	139,307
Toyoda Gosei Co. Ltd.	12,700	323,915
Toyota Industries Corp.	10,400	517,349
Yokohama Rubber Co. Ltd. (The)	17,100	335,140

		27,995,499

Automobiles 2.8%
Honda Motor Co. Ltd.	512,100	15,459,808
Mazda Motor Corp.	125,600	1,813,023
Nissan Motor Co. Ltd.	347,500	3,350,728
Suzuki Motor Corp.	101,800	4,228,133
Toyota Motor Corp.	71,814	3,897,909

		28,749,601

Banks 4.9%
Bank of Kyoto Ltd. (The)	25,000	182,477
Chiba Bank Ltd. (The)	73,000	469,731
Chugoku Bank Ltd. (The)	8,800	128,433
Concordia Financial Group Ltd.	139,000	644,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Banks (continued)
Fukuoka Financial Group, Inc.	88,000	$382,248
Gunma Bank Ltd. (The)	36,000	187,809
Hachijuni Bank Ltd. (The)	46,000	259,561
Hiroshima Bank Ltd. (The)	28,000	119,090
Hokuhoku Financial Group, Inc.	15,600	244,908
Iyo Bank Ltd. (The)	31,000	209,173
Kyushu Financial Group, Inc.	7,000	42,874
Mebuki Financial Group, Inc.	56,160	224,416
Mitsubishi UFJ Financial Group, Inc.(a)	3,526,200	22,212,126
Mizuho Financial Group, Inc.	2,826,100	5,187,524
Resona Holdings, Inc.	440,400	2,367,536
Shinsei Bank Ltd.	186,000	342,728
Shizuoka Bank Ltd. (The)	36,000	293,577
Sumitomo Mitsui Financial Group, Inc.	271,400	9,878,626
Sumitomo Mitsui Trust Holdings, Inc.	183,400	6,355,162
Yamaguchi Financial Group, Inc.	21,000	227,802

		49,960,219

Beverages 0.0%†
Coca-Cola Bottlers Japan, Inc.(a)	13,400	432,954

Building Products 1.0%
Asahi Glass Co. Ltd.	193,000	1,565,920
Daikin Industries Ltd.	75,100	7,572,950
LIXIL Group Corp.	42,600	1,082,707

		10,221,577

Capital Markets 0.0%†
Daiwa Securities Group, Inc.	38,000	231,856
SBI Holdings, Inc.	14,300	199,813

		431,669

Chemicals 1.0%
Asahi Kasei Corp.	71,000	689,866
Daicel Corp.	4,900	59,170
Denka Co. Ltd.	72,000	374,487
DIC Corp.	13,000	480,715
Hitachi Chemical Co. Ltd.	16,200	450,013
JSR Corp.	20,900	353,629
Kaneka Corp.	51,000	381,439
Kuraray Co. Ltd.	72,600	1,104,435
Mitsubishi Chemical Holdings Corp.	147,600	1,145,956
Mitsubishi Gas Chemical Co., Inc.	29,100	606,106
Mitsui Chemicals, Inc.	150,000	743,139
Nippon Shokubai Co. Ltd.	4,400	300,252
Showa Denko KK	14,000	249,874
Sumitomo Chemical Co. Ltd.	303,000	1,697,134
Teijin Ltd.	24,800	468,285
Tosoh Corp.	99,000	871,054
Ube Industries Ltd.	170,000	383,920
Zeon Corp.	14,000	159,965

		10,519,439

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	60,000	649,282
Toppan Printing Co. Ltd.	57,000	582,606

		1,231,888

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	227,780
JGC Corp.	4,700	81,853
Kinden Corp.	9,000	126,027
Nippo Corp.	11,000	209,117
Obayashi Corp.	26,000	243,796

		888,573

Construction Materials 0.0%†
Taiheiyo Cement Corp.	90,000	302,012

Consumer Finance 0.0%†
Credit Saison Co. Ltd.	5,500	98,565
Hitachi Capital Corp.	7,000	169,674

		268,239

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	19,800	322,196

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	151,354

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	493,745
ORIX Corp.	81,800	1,214,120

		1,707,865

Diversified Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	233,200	9,970,074

Electrical Equipment 0.5%
Mabuchi Motor Co. Ltd.	87,300	4,927,979

Electronic Equipment, Instruments & Components 0.6%
Azbil Corp.	1,100	37,047
Citizen Watch Co. Ltd.	36,900	236,614
Hitachi Ltd.	617,000	3,350,156
Ibiden Co. Ltd.(a)	16,900	263,115
Kyocera Corp.	14,600	815,664
Nippon Electric Glass Co. Ltd.	42,000	254,423
TDK Corp.	21,200	1,346,093

		6,303,112

Food & Staples Retailing 0.1%
Aeon Co. Ltd.	58,700	859,518

Food Products 0.1%
House Foods Group, Inc.	5,300	115,785
NH Foods Ltd.	19,000	510,427

		626,212

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	15,300	265,976
Medipal Holdings Corp.	23,100	362,952
Suzuken Co. Ltd.	7,380	242,515

		871,443

Household Durables 0.5%
Iida Group Holdings Co. Ltd.	26,600	409,338
Nikon Corp.	41,100	597,260
Sekisui House Ltd.	47,600	784,866
Sony Corp.	106,700	3,600,959
Sumitomo Forestry Co. Ltd.	20,300	309,412

		5,701,835

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	180,539

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	96,400	1,725,501
MS&AD Insurance Group Holdings, Inc.	27,500	878,367
Sompo Holdings, Inc.	130,500	4,794,366
T&D Holdings, Inc.	44,700	647,910

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	13,100	$553,663

		8,599,807

IT Services 0.5%
Otsuka Corp.	87,000	4,727,179

Leisure Products 0.0%†
Heiwa Corp.	7,300	181,949
Sankyo Co. Ltd.	4,200	140,679
Sega Sammy Holdings, Inc.	9,700	130,465

		453,093

Machinery 0.9%
Amada Holdings Co. Ltd.	20,600	235,808
DMG Mori Co. Ltd.(a)	200,900	3,149,978
Ebara Corp.	14,300	467,784
Glory Ltd.	6,900	226,866
Hitachi Construction Machinery Co. Ltd.	18,100	452,903
IHI Corp.*	56,000	177,139
JTEKT Corp.	39,200	609,832
Kawasaki Heavy Industries Ltd.	188,000	571,115
Komatsu Ltd.	24,100	631,258
Kurita Water Industries Ltd.	8,900	216,115
Mitsubishi Heavy Industries Ltd.	392,000	1,577,313
NTN Corp.	56,000	279,591
Sumitomo Heavy Industries Ltd.	85,000	594,258

		9,189,960

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.* (a)	106,000	282,584
Mitsui OSK Lines Ltd.	153,000	480,827
Nippon Yusen KK*	306,000	646,033

		1,409,444

Media 0.4%
Dentsu, Inc.	79,500	4,329,716
Fuji Media Holdings, Inc.	6,200	85,918
Nippon Television Holdings, Inc.	3,100	53,612
Tokyo Broadcasting System Holdings, Inc.	3,800	68,164

		4,537,410

Metals & Mining 0.6%
Daido Steel Co. Ltd.	7,000	33,530
Dowa Holdings Co. Ltd.	7,000	50,364
Hitachi Metals Ltd.	40,800	573,882
JFE Holdings, Inc.	61,500	1,057,780
Kobe Steel Ltd.*	54,200	495,952
Mitsubishi Materials Corp.	22,000	667,764
Nippon Steel & Sumitomo Metal Corp.	101,799	2,351,900
Sumitomo Metal Mining Co. Ltd.	61,000	872,369

		6,103,541

Multiline Retail 0.2%
H2O Retailing Corp.	14,400	231,467
Isetan Mitsukoshi Holdings Ltd.	24,900	273,683
J Front Retailing Co. Ltd.	49,000	727,853
Takashimaya Co. Ltd.	41,000	359,382

		1,592,385

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	12,500	435,116
Inpex Corp.	120,900	1,192,192
JXTG Holdings, Inc.	200,700	988,156
Showa Shell Sekiyu KK	18,200	184,704

		2,800,168

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd.	17,000	306,016
Oji Holdings Corp.	165,000	773,823

		1,079,839

Real Estate Management & Development 0.4%
Mitsui Fudosan Co. Ltd.	183,000	3,907,384
Nomura Real Estate Holdings, Inc.	16,300	260,119
Tokyo Tatemono Co. Ltd.	7,200	95,195
Tokyu Fudosan Holdings Corp.	74,500	405,503

		4,668,201

Road & Rail 0.2%
Hankyu Hanshin Holdings, Inc.	38,000	1,239,977
Hitachi Transport System Ltd.	6,400	132,984
Nippon Express Co. Ltd.	173,000	890,479
Seino Holdings Co. Ltd.	13,600	153,148

		2,416,588

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	5,800	386,135

Specialty Retail 0.1%
Aoyama Trading Co. Ltd.	3,300	113,488
K’s Holdings Corp.(a)	10,800	198,676
Yamada Denki Co. Ltd.(a)	124,300	621,390

		933,554

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	52,300	2,050,049
Konica Minolta, Inc.	95,800	859,287
NEC Corp.	575,000	1,388,087
Ricoh Co. Ltd.	150,100	1,238,176

		5,535,599

Trading Companies & Distributors 1.3%
ITOCHU Corp.	56,000	797,236
Marubeni Corp.	111,000	685,640
Mitsubishi Corp.	386,400	8,374,286
Mitsui & Co. Ltd.	81,000	1,176,284
Sojitz Corp.	150,800	378,950
Sumitomo Corp.	55,900	754,139
Toyota Tsusho Corp.	43,000	1,305,165

		13,471,700

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	26,000	225,328
Mitsubishi Logistics Corp.	6,000	82,831

		308,159

		240,337,861

LUXEMBOURG 0.8%
Metals & Mining 0.8%
ArcelorMittal*	884,923	7,403,334

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	8,034	447,982

		7,851,316

NETHERLANDS 7.5%
Banks 1.5%
ING Groep NV	1,060,920	16,024,424

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Chemicals 0.0%†
Koninklijke DSM NV	5,619	$380,009

Food & Staples Retailing 0.3%
Koninklijke Ahold Delhaize NV	122,583	2,619,578

Industrial Conglomerates 0.0%†
Koninklijke Philips NV	6,626	212,855

Insurance 1.0%
Aegon NV	159,908	814,548
ASR Nederland NV*	152,442	4,345,170
NN Group NV	177,552	5,766,380

		10,926,098

Oil, Gas & Consumable Fuels 4.7%
Royal Dutch Shell plc, Class A	823,032	21,693,701
Royal Dutch Shell plc, Class A, ADR	260,886	13,756,519
Royal Dutch Shell plc, Class B, ADR (a)	223,258	12,464,494

		47,914,714

Software 0.0%†
Gemalto NV	711	39,664

		78,117,342

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	74,056	431,415

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	24,666

		456,081

NORWAY 0.9%
Banks 0.1%
DNB ASA	90,197	1,432,200

Chemicals 0.0%†
Yara International ASA	12,928	497,957

Insurance 0.0%†
Storebrand ASA *	36,062	239,820

Metals & Mining 0.8%
Norsk Hydro ASA	1,266,418	7,380,343

		9,550,320

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA REG * (b)(c)	146,163	0

SINGAPORE 1.1%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	829,976

Banks 0.8%
DBS Group Holdings Ltd.	589,781	8,169,586

Food Products 0.0%†
Golden Agri-Resources Ltd.	773,000	212,875

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	146,300	725,680
Sembcorp Industries Ltd.	134,700	306,107

		1,031,787

Real Estate Management & Development 0.1%
CapitaLand Ltd.	163,200	423,606
City Developments Ltd.	75,500	550,211
Frasers Centrepoint Ltd.	26,400	32,744
United Industrial Corp. Ltd.	14,000	30,917
UOL Group Ltd.	54,910	273,536

		1,311,014

		11,555,238

SOUTH KOREA 0.6%
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd.	3,475	6,395,443

SPAIN 3.1%
Banks 2.1%
Banco de Sabadell SA	699,289	1,281,285
Banco Santander SA	2,087,391	12,777,573
Bankia SA	6,534,463	7,438,173

		21,497,031

Electric Utilities 0.8%
Iberdrola SA	1,129,038	8,066,856

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	240,726

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	147,873	2,290,982

		32,095,595

SWEDEN 1.8%
Banks 1.4%
Nordea Bank AB	1,062,784	12,125,130
Skandinaviska Enskilda Banken AB, Class A(a)	75,266	836,365
Svenska Handelsbanken AB, Class A(a)	41,198	564,580

		13,526,075

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class A	9,350	61,576
Telefonaktiebolaget LM Ericsson, Class B(a)	171,521	1,145,138

		1,206,714

Diversified Telecommunication Services 0.1%
Telia Co. AB	309,697	1,298,355

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	1,850	63,100

Household Products 0.0%†
Svenska Cellulosa AB SCA, Class A	3,365	110,674

Machinery 0.0%†
Trelleborg AB, Class B	12,027	257,482

Metals & Mining 0.2%
Boliden AB	47,773	1,421,979
SSAB AB, Class A*	17,357	68,638
SSAB AB, Class B*	36,887	120,745

		1,611,362

Paper & Forest Products 0.0%†
Holmen AB, Class B	3,828	148,938

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	27,963	266,908

		18,489,608

SWITZERLAND 6.8%
Capital Markets 0.5%
Credit Suisse Group AG REG*	126,377	1,880,316
UBS Group AG REG*	229,313	3,665,480

		5,545,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Chemicals 0.0%†
Clariant AG REG*	25,357	$478,282

Construction Materials 0.7%
LafargeHolcim Ltd. REG*	120,212	7,093,028

Electrical Equipment 0.0%†
ABB Ltd. REG	4,608	107,853

Insurance 2.2%
Baloise Holding AG REG	8,321	1,143,407
Helvetia Holding AG REG	391	216,486
Swiss Life Holding AG REG*	4,865	1,568,782
Swiss Re AG	45,179	4,057,801
Zurich Insurance Group AG	56,517	15,082,166

		22,068,642

Metals & Mining 0.7%
Glencore plc*	1,751,135	6,870,666

Pharmaceuticals 1.2%
Novartis AG REG	87,581	6,503,552
Novartis AG, ADR	2,116	157,155
Roche Holding AG	19,467	4,978,368

		11,639,075

Professional Services 0.2%
Adecco Group AG REG	36,590	2,598,051

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	76,685	1,179,999

Specialty Retail 0.1%
Dufry AG REG*	7,153	1,089,115

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA REG	38,100	3,012,269
Swatch Group AG (The)	7,049	2,523,738
Swatch Group AG (The) REG	10,216	711,405

		6,247,412

Trading Companies & Distributors 0.5%
Wolseley plc	85,917	5,409,463

Transportation Infrastructure 0.0%†
Flughafen Zuerich AG REG	310	66,048

		70,393,430

UNITED KINGDOM 11.6%
Air Freight & Logistics 0.0%†
Royal Mail plc	82,151	437,540

Automobiles 0.2%
Fiat Chrysler Automobiles NV	202,928	2,217,055

Banks 3.7%
Barclays plc, ADR	302,400	3,398,976
HSBC Holdings plc, ADR (a)	381,066	15,555,113
HSBC Holdings plc	107,111	873,688
Lloyds Banking Group plc	5,785,109	4,811,367
Lloyds Banking Group plc, ADR (a)	241,909	822,491
Royal Bank of Scotland Group plc, ADR* (a)	121,937	740,158
Standard Chartered plc*	1,133,713	10,843,881

		37,045,674

Energy Equipment & Services 0.4%
Subsea 7 SA	19,566	303,660
TechnipFMC plc *	106,192	3,465,407

		3,769,067

Food & Staples Retailing 0.2%
J Sainsbury plc	380,657	1,260,805
Wm Morrison Supermarkets plc	245,419	738,535

		1,999,340

Hotels, Restaurants & Leisure 0.3%
InterContinental Hotels Group plc	60,246	2,950,784

Household Durables 0.3%
Barratt Developments plc	459,284	3,146,108

Insurance 0.8%
Prudential plc	406,921	8,595,515

Media 0.5%
ITV plc	1,670,855	4,586,776
Pearson plc, ADR (a)	65,753	557,585
Pearson plc	44,352	378,183

		5,522,544

Metals & Mining 1.1%
Anglo American plc*	133,297	2,036,644
Rio Tinto plc	242,413	9,761,409

		11,798,053

Multi-Utilities 0.4%
National Grid plc	290,973	3,691,661

Oil, Gas & Consumable Fuels 1.5%
BP plc, ADR	466,134	16,090,946

Specialty Retail 0.1%
Kingfisher plc	359,190	1,469,660

Wireless Telecommunication Services 2.1%
Vodafone Group plc	6,180,611	16,106,582
Vodafone Group plc, ADR	213,058	5,631,123

		21,737,705

		120,471,652

UNITED STATES 0.6%
Biotechnology 0.6%
Shire plc	106,091	6,181,615

Total Common Stocks (cost $983,049,110)		1,028,802,482

Rights 0.0%†

	Number of Rights	Market Value

GERMANY 0.0%†
Capital Markets 0.0%†
Deutsche Bank AG, expiring at an exercise price of $11.65 on 4/6/2017 *(a)	102,028	243,324

Total Rights (cost $—)		243,324

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Multi-Manager International Value Fund (Continued)

Repurchase Agreements 4.7%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $10,000,675, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $10,200,000.(d)	$10,000,000	$10,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $12,000,810, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value 12,240,000.(d)	12,000,000	12,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $16,679,715, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $17,012,161.(d)	16,678,590	16,678,590
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $10,001,497, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $10,200,157.(d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $48,678,590)		48,678,590

Total Investments (cost $1,031,727,700) (e) — 103.6%		1,077,724,396
Liabilities in excess of other assets — (3.6)%		(37,114,812)

NET ASSETS — 100.0%		$1,040,609,584

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $48,757,544, which was collateralized by repurchase agreements with a total value of $48,678,590 and $2,432,480 of collateral in the form of U,S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from 04/15/17 - 05/15/46, a total value of $51,111,070.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $48,678,590.
(e)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,041,381,056, tax unrealized appreciation and depreciation were $108,995,604 and $(72,652,264), respectively.
†	Amount rounds to less than 0.1%.POI - Ind & Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At March 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Citibank NA	05/09/17	(3,682,918)	$(2,775,918)	$(2,811,984)	$(36,066)
British Pound	Morgan Stanley Co., Inc.	05/09/17	(1,543,377)	(1,908,606)	(1,935,285)	(26,679)
British Pound	Royal Bank of Canada	05/09/17	(4,275,150)	(5,332,253)	(5,360,735)	(28,482)
British Pound	Barclays Bank plc	05/09/17	(3,309,991)	(4,158,547)	(4,150,494)	8,053
Canadian Dollar	National Australia Bank Ltd.	05/09/17	(5,855,955)	(4,513,646)	(4,405,687)	107,959
Canadian Dollar	ANZ Banking Group Ltd.	05/09/17	(1,358,246)	(1,036,212)	(1,021,867)	14,345
Euro	Citibank NA	05/09/17	(10,238,626)	(11,104,196)	(10,939,971)	164,225
Euro	State Street Bank and Trust Co.	05/09/17	(37,358,753)	(40,562,368)	(39,917,827)	644,541
Euro	ANZ Banking Group Ltd.	05/09/17	(5,387,460)	(5,700,713)	(5,756,500)	(55,787)
Euro	ANZ Banking Group Ltd.	05/09/17	(1,672,847)	(1,774,638)	(1,787,437)	(12,799)
Euro	State Street Bank and Trust Co.	05/09/17	(2,412,981)	(2,551,489)	(2,578,270)	(26,781)
Euro	ANZ Banking Group Ltd.	05/09/17	(6,047,570)	(6,414,700)	(6,461,829)	(47,129)
Euro	National Australia Bank Ltd.	05/09/17	(2,468,610)	(2,623,696)	(2,637,710)	(14,014)
Japanese Yen	Goldman Sachs International	05/09/17	(792,810,346)	(6,948,229)	(7,131,183)	(182,954)
Japanese Yen	ANZ Banking Group Ltd.	05/09/17	(137,969,854)	(1,233,078)	(1,241,013)	(7,935)
Japanese Yen	State Street Bank and Trust Co.	05/09/17	(137,388,485)	(1,211,952)	(1,235,784)	(23,832)
Japanese Yen	HSBC BANK plc	05/09/17	(473,726,660)	(4,145,601)	(4,261,084)	(115,483)
Japanese Yen	Societe Generale	05/09/17	(741,271,221)	(6,609,442)	(6,667,598)	(58,156)
Norwegian Krone	National Australia Bank Ltd.	05/09/17	(28,181,993)	(3,444,715)	(3,283,441)	161,274
Norwegian Krone	Deutsche Bank Securities, Inc.	05/09/17	(9,933,316)	(1,163,223)	(1,157,316)	5,907

Total Short Contracts				$(115,213,222)	$(114,743,015)	$470,207

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	ANZ Banking Group Ltd.	05/09/17	36,908,877	$28,261,645	$28,180,695	$(80,950)
British Pound	ANZ Banking Group Ltd.	05/09/17	2,941,852	3,692,692	3,688,874	(3,818)
British Pound	National Australia Bank Ltd.	05/09/17	2,930,908	3,721,373	3,675,150	(46,223)
British Pound	ANZ Banking Group Ltd.	05/09/17	1,934,030	2,356,924	2,425,136	68,212
British Pound	National Australia Bank Ltd.	05/09/17	3,054,539	3,833,788	3,830,175	(3,613)
British Pound	BNP Paribas	05/09/17	2,144,787	2,654,931	2,689,411	34,480
British Pound	ANZ Banking Group Ltd.	05/09/17	2,927,787	3,647,601	3,671,237	23,636
British Pound	National Australia Bank Ltd.	05/09/17	2,008,861	2,503,208	2,518,970	15,762
Danish Krone	Morgan Stanley Co., Inc.	05/09/17	15,984,737	2,334,802	2,296,126	(38,676)
Euro	Morgan Stanley Co., Inc.	05/09/17	1,676,771	1,800,296	1,791,630	(8,666)
Euro	Goldman Sachs International	05/09/17	1,427,875	1,546,662	1,525,685	(20,977)
Euro	National Australia Bank Ltd.	05/09/17	7,830,727	8,482,252	8,367,132	(115,120)
Euro	Citibank NA	05/09/17	2,520,018	2,673,455	2,692,639	19,184
Euro	ANZ Banking Group Ltd.	05/09/17	1,388,818	1,485,403	1,483,952	(1,451)
Euro	Goldman Sachs International	05/09/17	7,274,225	7,701,403	7,772,509	71,106
Euro	ANZ Banking Group Ltd.	05/09/17	5,430,764	5,748,806	5,802,771	53,965
Hong Kong Dollar	State Street Bank and Trust Co.	05/09/17	14,879,823	1,919,469	1,916,264	(3,205)
Japanese Yen	ANZ Banking Group Ltd.	05/09/17	543,980,183	4,851,266	4,893,002	41,736
Japanese Yen	Societe Generale	05/09/17	543,931,502	4,803,825	4,892,564	88,739
Japanese Yen	State Street Bank and Trust Co.	05/09/17	429,715,842	3,840,001	3,865,215	25,214
Japanese Yen	Citibank NA	05/09/17	445,347,035	3,869,063	4,005,815	136,752
Norwegian Krone	Morgan Stanley Co., Inc.	05/09/17	12,697,010	1,502,974	1,479,309	(23,665)
Swedish Krona	National Australia Bank Ltd.	05/09/17	72,830,173	8,405,897	8,141,184	(264,713)
Swiss Franc	National Australia Bank Ltd.	05/09/17	4,949,960	5,037,328	4,951,894	(85,434)

Total Long Contracts				$116,675,064	$116,557,339	$(117,725)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,220,900	$—	$6,220,900
Air Freight & Logistics	2,393	4,441,793	—	4,444,186
Airlines	4,324,504	7,855,465	—	12,179,969
Auto Components	1,003,082	27,995,499	—	28,998,581
Automobiles	—	75,108,494	—	75,108,494
Banks	30,263,864	203,980,942	—	234,244,806
Beverages	—	7,385,759	—	7,385,759
Biotechnology	—	6,181,615	—	6,181,615
Building Products	—	13,050,995	—	13,050,995
Capital Markets	363,760	13,218,692	—	13,582,452
Chemicals	596,288	22,584,820	—	23,181,108
Commercial Services & Supplies	—	2,324,257	—	2,324,257
Communications Equipment	—	1,442,315	—	1,442,315
Construction & Engineering	537,850	2,137,874	—	2,675,724
Construction Materials	1,183,435	12,681,485	—	13,864,920
Consumer Finance	—	268,239	—	268,239
Containers & Packaging	—	322,196	—	322,196

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Distributors	$—	$151,354	$—	$151,354
Diversified Financial Services	—	1,707,865	—	1,707,865
Diversified Telecommunication Services	—	22,651,739	—	22,651,739
Electric Utilities	—	18,742,386	—	18,742,386
Electrical Equipment	—	14,025,495	—	14,025,495
Electronic Equipment, Instruments & Components	—	6,303,112	—	6,303,112
Energy Equipment & Services	3,465,407	303,660	—	3,769,067
Equity Real Estate Investment Trusts (REITs)	—	2,907,872	—	2,907,872
Food & Staples Retailing	691,966	7,333,597	—	8,025,563
Food Products	65,538	863,753	—	929,291
Health Care Providers & Services	—	1,198,358	—	1,198,358
Hotels, Restaurants & Leisure	—	3,939,755	—	3,939,755
Household Durables	—	8,847,943	—	8,847,943
Household Products	—	110,674	—	110,674
Independent Power and Renewable Electricity Producers	—	240,726	—	240,726
Industrial Conglomerates	—	28,616,984	—	28,616,984
Insurance	8,221,966	81,719,288	—	89,941,254
IT Services	—	4,727,179	—	4,727,179
Leisure Products	—	453,093	—	453,093
Machinery	—	9,447,442	—	9,447,442
Marine	—	3,212,221	—	3,212,221
Media	557,585	9,502,369	—	10,059,954
Metals & Mining	9,550,357	60,473,667	—	70,024,024
Multiline Retail	—	1,592,385	—	1,592,385
Multi-Utilities	—	8,980,214	—	8,980,214
Oil, Gas & Consumable Fuels	63,639,230	68,206,771	—	131,846,001
Paper & Forest Products	—	5,348,090	—	5,348,090
Pharmaceuticals	6,216,806	25,046,587	—	31,263,393
Professional Services	—	2,598,051	—	2,598,051
Real Estate Management & Development	—	14,709,915	—	14,709,915
Road & Rail	—	3,021,732	—	3,021,732
Semiconductors & Semiconductor Equipment	—	4,643,970	—	4,643,970
Software	—	39,664	—	39,664
Specialty Retail	—	3,492,329	—	3,492,329
Technology Hardware, Storage & Peripherals	369,254	11,931,042	—	12,300,296
Textiles, Apparel & Luxury Goods	—	6,418,352	—	6,418,352
Trading Companies & Distributors	8,611	23,553,665	—	23,562,276
Transportation Infrastructure	87,137	936,215	—	1,023,352
Wireless Telecommunication Services	5,631,123	16,821,472	—	22,452,595

Total Common Stocks	$136,780,156	$892,022,326	$—	$1,028,802,482

Forward Foreign Currency Contracts	—	1,685,090	—	1,685,090
Repurchase Agreements	—	48,678,590	—	48,678,590
Rights	243,324	—	—	243,324

Total Assets	$137,023,480	$942,386,006	$—	$1,079,409,486

Liabilities:
Forward Foreign Currency Contracts	$—	$(1,332,608)	$—	$(1,332,608)

Total Liabilities	$—	$(1,332,608)	$—	$(1,332,608)

Total	$137,023,480	$941,053,398	$—	$1,078,076,878

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2017, the Fund held one Common stock investment that was categorized as a Level 3 investment which was valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The Market Value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,685,090

Total		$1,685,090

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,332,608)

Total		$(1,332,608)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 4.3%
BWX Technologies, Inc.	213,000	$10,138,800
General Dynamics Corp.	29,750	5,569,200
Huntington Ingalls Industries, Inc.	37,600	7,529,024
Northrop Grumman Corp.	52,551	12,498,730
Orbital ATK, Inc.	21,896	2,145,808
Raytheon Co.	55,150	8,410,375
Spirit AeroSystems Holdings, Inc., Class A	214,033	12,396,791
Textron, Inc.	98,204	4,673,528
United Technologies Corp.	60,860	6,829,101

		70,191,357

Air Freight & Logistics 0.1%
FedEx Corp.	10,661	2,080,494

Airlines 0.9%
Copa Holdings SA, Class A	33,376	3,746,456
Delta Air Lines, Inc.	104,000	4,779,840
Southwest Airlines Co.	116,300	6,252,288

		14,778,584

Auto Components 1.0%
Lear Corp.	104,233	14,757,308
Visteon Corp.	25,900	2,536,905

		17,294,213

Automobiles 0.4%
Thor Industries, Inc.	77,800	7,478,914

Banks 1.4%
Bank of America Corp.	367,015	8,657,884
Citizens Financial Group, Inc.	86,500	2,988,575
JPMorgan Chase & Co.	68,750	6,039,000
Wells Fargo & Co.	99,100	5,515,906

		23,201,365

Beverages 1.0%
Coca-Cola Co. (The)	8,362	354,884
Constellation Brands, Inc., Class A	15,357	2,488,909
Dr. Pepper Snapple Group, Inc.	53,600	5,248,512
PepsiCo, Inc.	75,434	8,438,047

		16,530,352

Biotechnology 5.1%
Alexion Pharmaceuticals, Inc.*	41,160	4,990,238
Amgen, Inc.	80,560	13,217,479
Biogen, Inc.*	65,126	17,806,751
Celgene Corp.*	281,574	35,036,253
Gilead Sciences, Inc.	127,402	8,653,144
Regeneron Pharmaceuticals, Inc.*	12,710	4,925,252

		84,629,117

Building Products 0.6%
A.O. Smith Corp.	47,600	2,435,216
Lennox International, Inc.	19,380	3,242,274
Owens Corning	60,341	3,703,127

		9,380,617

Capital Markets 1.7%
Ameriprise Financial, Inc.	31,000	4,020,080
Intercontinental Exchange, Inc.	91,250	5,463,137
Moody’s Corp.	43,566	4,881,135
Morgan Stanley	73,467	3,147,326
SEI Investments Co.	86,800	4,378,192
TD Ameritrade Holding Corp.	174,000	6,761,640

		28,651,510

Chemicals 2.7%
Air Products & Chemicals, Inc.	49,169	6,652,074
E.I. du Pont de Nemours & Co.	43,500	3,494,355
Ecolab, Inc.	38,966	4,883,998
FMC Corp.	39,103	2,721,178
LyondellBasell Industries NV, Class A	21,800	1,987,942
Monsanto Co.	104,243	11,800,308
PPG Industries, Inc.	23,400	2,458,872
Praxair, Inc.	24,200	2,870,120
Sherwin-Williams Co. (The)	24,433	7,578,872

		44,447,719

Communications Equipment 2.2%
Cisco Systems, Inc.	204,640	6,916,832
CommScope Holding Co., Inc.*	225,100	9,388,921
F5 Networks, Inc.*	66,400	9,466,648
Motorola Solutions, Inc.	118,500	10,217,070

		35,989,471

Consumer Finance 0.4%
Discover Financial Services	103,107	7,051,488

Containers & Packaging 0.3%
Berry Plastics Group, Inc.*	87,817	4,265,272

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	119,792	5,839,860

Electrical Equipment 0.2%
Rockwell Automation, Inc.	16,900	2,631,499

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	60,906	6,731,331
American Tower Corp.	63,610	7,731,159
Crown Castle International Corp.	14,800	1,397,860
Equinix, Inc.	3,800	1,521,406
Equity LifeStyle Properties, Inc.	37,226	2,868,636
Public Storage	6,900	1,510,479
Simon Property Group, Inc.	46,169	7,942,453

		29,703,324

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	56,753	9,516,911
Sysco Corp.	192,500	9,994,600

		19,511,511

Food Products 2.7%
Archer-Daniels-Midland Co.	135,683	6,246,845
Bunge Ltd.	41,940	3,324,164
Conagra Brands, Inc.	205,000	8,269,700
Hershey Co. (The)	66,600	7,276,050
Ingredion, Inc.	33,400	4,022,362
JM Smucker Co. (The)	43,112	5,651,121
Mondelez International, Inc., Class A	61,946	2,668,634
Tyson Foods, Inc., Class A	111,290	6,867,706

		44,326,582

Health Care Equipment & Supplies 5.4%
Align Technology, Inc.*	71,900	8,247,649
Baxter International, Inc.	197,900	10,263,094
Boston Scientific Corp.*	207,693	5,165,325
C.R. Bard, Inc.	10,270	2,552,506
Danaher Corp.	78,958	6,753,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	237,998	$22,388,472
Hologic, Inc.*	235,373	10,015,121
IDEXX Laboratories, Inc.*	68,700	10,621,707
Medtronic plc	71,386	5,750,856
Stryker Corp.	33,277	4,380,917
Teleflex, Inc.	19,600	3,797,108

		89,936,033

Health Care Providers & Services 3.3%
Express Scripts Holding Co.*	202,045	13,316,786
HCA Holdings, Inc.*	134,612	11,979,122
McKesson Corp.	30,979	4,592,947
UnitedHealth Group, Inc.	147,452	24,183,602
WellCare Health Plans, Inc.*	2,594	363,705

		54,436,162

Hotels, Restaurants & Leisure 4.0%
Brinker International, Inc.(a)	7,036	309,303
Carnival Corp.	90,668	5,341,252
Domino’s Pizza, Inc.	52,097	9,601,477
Extended Stay America, Inc.	213,300	3,400,002
Hilton Worldwide Holdings, Inc.	92,800	5,425,088
International Game Technology plc	104,987	2,488,192
Las Vegas Sands Corp.	103,600	5,912,452
Marriott International, Inc., Class A	50,763	4,780,859
McDonald’s Corp.	47,600	6,169,436
Starbucks Corp.	257,695	15,046,811
Yum! Brands, Inc.	109,700	7,009,830

		65,484,702

Independent Power and Renewable Electricity Producers 0.2%
AES Corp.	244,897	2,737,948

Industrial Conglomerates 0.8%
Honeywell International, Inc.	70,600	8,815,822
Roper Technologies, Inc.	22,453	4,636,320

		13,452,142

Insurance 0.6%
MetLife, Inc.	105,234	5,558,460
Prudential Financial, Inc.	48,901	5,216,759

		10,775,219

Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.*	58,467	51,833,334
Ctrip.com International Ltd.,ADR-CN*	106,150	5,217,273
Expedia, Inc.	41,360	5,218,391
Netflix, Inc.*	8,942	1,321,717
Priceline Group, Inc. (The)*	11,952	21,274,201

		84,864,916

Internet Software & Services 8.9%
Akamai Technologies, Inc.*	51,400	3,068,580
Alibaba Group Holding Ltd.,ADR-CN*	77,200	8,324,476
Alphabet, Inc., Class A*	33,729	28,595,446
Alphabet, Inc., Class C*	38,441	31,889,116
CoStar Group, Inc.*	25,121	5,205,574
Facebook, Inc., Class A*	410,824	58,357,549
VeriSign, Inc.*	80,000	6,968,800
Yelp, Inc.*	111,500	3,651,625

		146,061,166

IT Services 6.6%
Accenture plc, Class A	75,646	9,068,443
Fidelity National Information Services, Inc.	121,680	9,688,162
Fiserv, Inc.*	46,100	5,315,791
FleetCor Technologies, Inc.*	105,773	16,017,205
Global Payments, Inc.	80,761	6,515,798
International Business Machines Corp.	15,830	2,756,636
Mastercard, Inc., Class A	120,600	13,563,882
PayPal Holdings, Inc.*	158,120	6,802,322
Total System Services, Inc.	95,101	5,084,099
Vantiv, Inc., Class A*	136,200	8,733,144
Visa, Inc., Class A(a)	283,033	25,153,143

		108,698,625

Leisure Products 0.3%
Hasbro, Inc.	50,200	5,010,964

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	104,112	15,991,603

Machinery 0.8%
Fortive Corp.	100,179	6,032,779
Illinois Tool Works, Inc.	50,100	6,636,747

		12,669,526

Media 3.1%
Charter Communications, Inc., Class A*	34,867	11,412,667
Comcast Corp., Class A	626,992	23,568,629
DISH Network Corp., Class A*	40,100	2,545,949
Walt Disney Co. (The)	119,895	13,594,894

		51,122,139

Multiline Retail 0.6%
Dollar Tree, Inc.*	122,799	9,634,810

Oil, Gas & Consumable Fuels 0.4%
Diamondback Energy, Inc.*	48,200	4,999,063
Parsley Energy, Inc., Class A*	49,478	1,608,530

		6,607,593

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	73,103	6,198,403

Pharmaceuticals 1.9%
Eli Lilly & Co.	242,060	20,359,667
Merck & Co., Inc.	26,968	1,713,547
Zoetis, Inc.	181,750	9,699,997

		31,773,211

Road & Rail 1.0%
Landstar System, Inc.	66,100	5,661,465
Union Pacific Corp.	107,306	11,365,852

		17,027,317

Semiconductors & Semiconductor Equipment 2.2%
Broadcom Ltd.	36,237	7,934,453
NVIDIA Corp.	114,203	12,440,133
Skyworks Solutions, Inc.	48,000	4,703,040
Texas Instruments, Inc.	86,905	7,001,067
Xilinx, Inc.	80,500	4,660,145

		36,738,838

Software 10.0%
Adobe Systems, Inc.*	226,679	29,497,738
CDK Global, Inc.	55,700	3,621,057
Citrix Systems, Inc.*	107,300	8,947,747
Electronic Arts, Inc.*	188,845	16,905,404
Fortinet, Inc.*	161,400	6,189,690
Intuit, Inc.	124,946	14,492,487
Microsoft Corp.	716,062	47,159,843
salesforce.com, Inc.*	127,774	10,540,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Software (continued)
ServiceNow, Inc.*	67,987	$5,946,823
Splunk, Inc.*	127,000	7,910,830
Take-Two Interactive Software, Inc.*	62,350	3,695,485
VMware, Inc., Class A*(a)	111,900	10,310,466

		165,217,647

Specialty Retail 4.8%
AutoZone, Inc.*	13,036	9,425,680
Best Buy Co., Inc.	146,702	7,210,403
Dick’s Sporting Goods, Inc.	72,736	3,539,334
Home Depot, Inc. (The)	203,369	29,860,670
O’Reilly Automotive, Inc.*	51,940	14,015,490
Ross Stores, Inc.	182,115	11,995,915
Urban Outfitters, Inc.*	137,152	3,258,731

		79,306,223

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	544,586	78,235,225
NCR Corp.*(a)	135,495	6,189,412
NetApp, Inc.	100,831	4,219,777

		88,644,414

Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc.*(a)	169,301	8,781,643
NIKE, Inc., Class B	265,099	14,773,967

		23,555,610

Tobacco 1.0%
Altria Group, Inc.	137,305	9,806,323
Philip Morris International, Inc.	60,037	6,778,177

		16,584,500

Trading Companies & Distributors 1.3%
United Rentals, Inc.*	137,724	17,222,386
Univar, Inc.*	157,288	4,822,450

		22,044,836

Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	43,600	2,816,124

Total Common Stocks (cost $1,338,610,602)		1,635,373,920

Repurchase Agreement 0.2%

	Principal Amount	Market Value
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $2,518,420, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $2,568,615.(b)	$2,518,250	2,518,250

Total Repurchase Agreement (cost $2,518,250)		2,518,250

Total Investments (cost $1,341,128,852) (c) — 99.3%		1,637,892,170
Other assets in excess of liabilities — 0.7%		11,536,669

NET ASSETS — 100.0%		$1,649,428,839

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $3,905,964, which was collateralized by repurchase agreements with a total value of $ 2,518,250 and $1,487,577 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/15/17 - 08/15/45, a total value of $4,005,827.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $2,518,250.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,343,375,790, tax unrealized appreciation and depreciation were $316,468,841 and $(21,952,461), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,635,373,920	$—	$—	$1,635,373,920
Repurchase Agreement	—	2,518,250	—	2,518,250

Total	$1,635,373,920	$2,518,250	$—	$1,637,892,170

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.0%

	Shares	Market Value
BERMUDA 0.5%
Insurance 0.5%
XL Group Ltd.	248,863	$9,919,679

CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd.	219,837	7,208,455

IRELAND 0.3%
Construction Materials 0.3%
CRH plc	181,461	6,390,909

ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd., ADR	190,304	6,106,855

JAPAN 0.5%
Building Products 0.2%
Sanwa Holdings Corp.	395,000	3,707,591

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	139,700	5,972,639

		9,680,230

LUXEMBOURG 0.5%
Media 0.5%
SES SA, FDR	444,926	10,344,076

NETHERLANDS 0.1%
Metals & Mining 0.1%
Constellium NV, Class A*	174,037	1,131,241

PANAMA 0.3%
Airlines 0.3%
Copa Holdings SA, Class A	44,511	4,996,360

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd.	2,995	5,512,044

SPAIN 0.3%
Electric Utilities 0.3%
Iberdrola SA	819,583	5,855,833

UNITED KINGDOM 1.2%
Beverages 0.4%
Coca-Cola European Partners plc	123,434	4,652,227
Diageo plc	105,928	3,033,270

		7,685,497

Tobacco 0.8%
British American Tobacco plc	210,995	13,998,684

		21,684,181

UNITED STATES 94.3%
Aerospace & Defense 2.8%
General Dynamics Corp.	59,363	11,112,754
L3 Technologies, Inc.	36,315	6,002,506
Northrop Grumman Corp.	24,748	5,886,064
Raytheon Co.	69,278	10,564,895
Textron, Inc.	38,667	1,840,163
United Technologies Corp.	160,442	18,003,197

		53,409,579

Airlines 0.2%
Delta Air Lines, Inc.	98,880	4,544,525

Auto Components 0.7%
Delphi Automotive plc	69,040	5,557,030
Goodyear Tire & Rubber Co. (The)	121,852	4,386,672
Lear Corp.	27,055	3,830,447

		13,774,149

Automobiles 0.4%
General Motors Co.	206,166	7,290,030

Banks 11.7%
Bank of America Corp.	1,737,242	40,981,538
BB&T Corp.	92,435	4,131,845
Citigroup, Inc.	602,907	36,065,897
JPMorgan Chase & Co.	554,646	48,720,104
M&T Bank Corp.	46,022	7,120,984
PNC Financial Services Group, Inc. (The)	326,523	39,261,125
SunTrust Banks, Inc.	141,996	7,852,379
Wells Fargo & Co.	671,106	37,353,760

		221,487,632

Beverages 1.2%
Coca-Cola Co. (The)	147,884	6,276,197
Constellation Brands, Inc., Class A	20,110	3,259,228
Molson Coors Brewing Co., Class B	126,832	12,139,090

		21,674,515

Biotechnology 1.3%
Biogen, Inc.*	25,205	6,891,551
Celgene Corp.*	46,573	5,795,078
Regeneron Pharmaceuticals, Inc.*	15,231	5,902,165
Vertex Pharmaceuticals, Inc.*	50,000	5,467,500

		24,056,294

Building Products 0.4%
Owens Corning	111,562	6,846,560

Capital Markets 2.2%
Ameriprise Financial, Inc.	46,669	6,052,036
Goldman Sachs Group, Inc. (The)	73,518	16,888,554
Morgan Stanley	134,278	5,752,470
Raymond James Financial, Inc.	170,984	13,039,240

		41,732,300

Chemicals 2.2%
Air Products & Chemicals, Inc.	20,091	2,718,111
Celanese Corp. Series A	144,819	13,011,988
CF Industries Holdings, Inc.	256,742	7,535,378
Dow Chemical Co. (The)	94,173	5,983,752
LyondellBasell Industries NV, Class A	70,752	6,451,875
PPG Industries, Inc.	55,500	5,831,940

		41,533,044

Commercial Services & Supplies 0.9%
Clean Harbors, Inc.*	67,000	3,726,540
Herman Miller, Inc.	321,500	10,143,325
Waste Management, Inc.	41,726	3,042,660

		16,912,525

Communications Equipment 3.0%
Acacia Communications, Inc.*(a)	98,588	5,779,229
ARRIS International plc*	144,098	3,811,392
Cisco Systems, Inc.	1,216,867	41,130,104
Harris Corp.	56,052	6,236,906

		56,957,631

Construction & Engineering 0.3%
Quanta Services, Inc.*	141,060	5,234,737

Construction Materials 0.7%
Martin Marietta Materials, Inc.	28,970	6,322,703
Vulcan Materials Co.	49,480	5,961,350

		12,284,053

Consumer Finance 1.5%
American Express Co.	76,158	6,024,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Consumer Finance (continued)
Capital One Financial Corp.	36,726	$3,182,675
Discover Financial Services	119,534	8,174,930
Navient Corp.	77,655	1,146,188
Synchrony Financial	267,079	9,160,810

		27,689,462

Containers & Packaging 0.9%
Bemis Co., Inc.	55,800	2,726,388
Graphic Packaging Holding Co.	376,239	4,842,196
Packaging Corp. of America	94,019	8,614,021

		16,182,605

Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B*	211,356	35,228,818
Voya Financial, Inc.	204,720	7,771,171

		42,999,989

Diversified Telecommunication Services 2.4%
AT&T, Inc.	604,864	25,132,099
Verizon Communications, Inc.	395,454	19,278,383

		44,410,482

Electric Utilities 3.6%
American Electric Power Co., Inc.	51,332	3,445,917
Exelon Corp.	589,416	21,207,187
FirstEnergy Corp.	336,962	10,722,131
OGE Energy Corp.	273,201	9,556,571
PG&E Corp.	230,322	15,284,168
PPL Corp.	212,817	7,957,228

		68,173,202

Electrical Equipment 0.5%
Eaton Corp. plc	92,817	6,882,381
Regal Beloit Corp.	21,259	1,608,243

		8,490,624

Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	238,906	6,450,462
IPG Photonics Corp.*	25,879	3,123,595

		9,574,057

Energy Equipment & Services 1.9%
Halliburton Co.	622,597	30,637,998
Helmerich & Payne, Inc.(a)	65,201	4,340,431

		34,978,429

Equity Real Estate Investment Trusts (REITs) 4.8%
American Tower Corp.	149,432	18,161,965
Columbia Property Trust, Inc.	339,169	7,546,510
Host Hotels & Resorts, Inc.	586,756	10,948,867
Medical Properties Trust, Inc.	532,983	6,870,151
Mid-America Apartment Communities, Inc.	56,479	5,746,173
Simon Property Group, Inc.	35,800	6,158,674
STORE Capital Corp.	752,909	17,979,467
Taubman Centers, Inc.	93,600	6,179,472
Uniti Group, Inc.	258,703	6,687,473
Washington Prime Group, Inc.	383,346	3,331,277

		89,610,029

Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc.	77,876	6,467,602

Food Products 2.5%
Archer-Daniels-Midland Co.	170,784	7,862,895
Bunge Ltd.	57,755	4,577,661
Conagra Brands, Inc.	147,395	5,945,914
JM Smucker Co. (The)	52,771	6,917,223
Kellogg Co.	122,628	8,904,020
Kraft Heinz Co. (The)	66,985	6,082,908
Lamb Weston Holdings, Inc.	69,757	2,933,979
Mondelez International, Inc., Class A	88,611	3,817,362

		47,041,962

Health Care Equipment & Supplies 1.9%
Abbott Laboratories	325,645	14,461,894
Boston Scientific Corp.*	187,101	4,653,202
Hologic, Inc.*	76,356	3,248,948
Medtronic plc	17,254	1,389,982
STERIS plc	87,400	6,070,804
Stryker Corp.	45,934	6,047,211

		35,872,041

Health Care Providers & Services 3.2%
Aetna, Inc.	36,884	4,704,554
AmerisourceBergen Corp.	68,055	6,022,868
Envision Healthcare Corp.*	143,991	8,829,528
HCA Holdings, Inc.*	85,465	7,605,530
Humana, Inc.	20,960	4,320,694
Laboratory Corp. of America Holdings*	32,520	4,665,644
McKesson Corp.	110,248	16,345,369
UnitedHealth Group, Inc.	53,152	8,717,460

		61,211,647

Hotels, Restaurants & Leisure 0.7%
Aramark	90,128	3,323,019
Las Vegas Sands Corp.	148,813	8,492,758
Royal Caribbean Cruises Ltd.	15,620	1,532,478

		13,348,255

Household Durables 0.6%
Newell Brands, Inc.	104,550	4,931,624
Toll Brothers, Inc.*	155,291	5,607,558

		10,539,182

Household Products 0.5%
Procter & Gamble Co. (The)	113,594	10,206,421

Industrial Conglomerates 0.8%
General Electric Co.	201,452	6,003,270
Honeywell International, Inc.	71,697	8,952,804

		14,956,074

Insurance 7.2%
Allstate Corp. (The)	75,200	6,128,048
American International Group, Inc.	251,420	15,696,151
Arthur J. Gallagher & Co.	243,470	13,765,794
Athene Holding Ltd., Class A*	135,957	6,796,490
Chubb Ltd.	107,041	14,584,336
Hartford Financial Services Group, Inc. (The)	60,870	2,926,021
MetLife, Inc.	704,768	37,225,846
Principal Financial Group, Inc.	108,176	6,826,987
Prudential Financial, Inc.	168,362	17,960,858
Unum Group	157,370	7,379,079
Validus Holdings Ltd.	101,748	5,737,570

		135,027,180

Internet & Direct Marketing Retail 0.4%
Expedia, Inc.	42,800	5,400,076
Priceline Group, Inc. (The)*	907	1,614,433

		7,014,509

Internet Software & Services 0.7%
Alphabet, Inc., Class A*	11,272	9,556,401
eBay, Inc.*	135,401	4,545,412

		14,101,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
IT Services 1.4%
Amdocs Ltd.	80,400	$4,903,596
Cognizant Technology Solutions Corp., Class A*	67,572	4,021,885
FleetCor Technologies, Inc.*	12,090	1,830,789
Genpact Ltd.	273,210	6,764,680
Global Payments, Inc.	53,163	4,289,191
Teradata Corp.*(a)	145,508	4,528,209

		26,338,350

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	53,446	8,209,306

Media 1.8%
Comcast Corp., Class A	380,678	14,309,685
John Wiley & Sons, Inc., Class A	135,301	7,279,194
Omnicom Group, Inc.	142,574	12,291,305

		33,880,184

Metals & Mining 1.0%
Newmont Mining Corp.	207,943	6,853,801
Reliance Steel & Aluminum Co.	151,980	12,161,440

		19,015,241

Multiline Retail 0.2%
Target Corp.	62,898	3,471,341

Multi-Utilities 0.9%
DTE Energy Co.	60,468	6,174,387
Sempra Energy	101,794	11,248,237

		17,422,624

Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	455,747	28,256,313
Cabot Oil & Gas Corp.	323,599	7,737,252
Chevron Corp.	30,591	3,284,556
Cobalt International Energy, Inc.*(a)	587,746	313,504
Diamondback Energy, Inc.*	32,705	3,391,999
EOG Resources, Inc.	210,978	20,580,903
Exxon Mobil Corp.	136,012	11,154,344
Hess Corp.	60,200	2,902,242
HollyFrontier Corp.	240,364	6,811,916
Marathon Oil Corp.	270,400	4,272,320
Marathon Petroleum Corp.	87,565	4,425,535
Noble Energy, Inc.	137,585	4,724,669
Occidental Petroleum Corp.	308,853	19,568,926
Phillips 66	145,089	11,493,951
Pioneer Natural Resources Co.	66,275	12,342,393
QEP Resources, Inc.*	168,782	2,145,219
Range Resources Corp.	47,287	1,376,052
Rice Energy, Inc.*	343,949	8,151,591
Southwestern Energy Co.*	416,046	3,399,096
Valero Energy Corp.	143,885	9,538,137

		165,870,918

Personal Products 0.4%
Coty, Inc., Class A	455,690	8,261,660

Pharmaceuticals 4.5%
Allergan plc	45,832	10,950,181
Bristol-Myers Squibb Co.	261,346	14,211,995
Eli Lilly & Co.	191,841	16,135,747
Johnson & Johnson	61,270	7,631,179
Merck & Co., Inc.	285,742	18,156,047
Mylan NV*	326,273	12,721,384
Pfizer, Inc.	167,490	5,729,833

		85,536,366

Professional Services 0.5%
IHS Markit Ltd.*	240,575	10,092,121

Real Estate Management & Development 0.3%
Realogy Holdings Corp.	204,332	6,087,050

Road & Rail 1.5%
Genesee & Wyoming, Inc., Class A*	136,571	9,267,708
J.B. Hunt Transport Services, Inc.	83,513	7,661,483
Union Pacific Corp.	100,554	10,650,679

		27,579,870

Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	54,678	2,126,974
Broadcom Ltd.	13,571	2,971,506
Intel Corp.	198,590	7,163,141
QUALCOMM, Inc.	242,800	13,922,152
Skyworks Solutions, Inc.	117,395	11,502,362
Texas Instruments, Inc.	131,987	10,632,873

		48,319,008

Software 0.9%
Electronic Arts, Inc.*	79,981	7,159,899
Oracle Corp.	235,868	10,522,072

		17,681,971

Specialty Retail 0.6%
AutoZone, Inc.*	3,772	2,727,345
Best Buy Co., Inc.	135,890	6,678,993
Urban Outfitters, Inc.*	114,327	2,716,410

		12,122,748

Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	63,184	9,077,013
Hewlett Packard Enterprise Co.	377,240	8,940,588
Western Digital Corp.	125,024	10,318,231

		28,335,832

Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	27,446	2,839,838
VF Corp.	179,400	9,861,618

		12,701,456

Tobacco 0.5%
Altria Group, Inc.	64,990	4,641,585
Philip Morris International, Inc.	35,594	4,018,563

		8,660,148

Trading Companies & Distributors 0.4%
United Rentals, Inc.*	35,445	4,432,398
W.W. Grainger, Inc.	10,982	2,556,170

		6,988,568

Wireless Telecommunication Services 0.2%
Sprint Corp.*(a)	329,769	2,862,395

		1,775,070,296

Total Common Stocks (cost $1,671,101,117)		1,863,900,159

Exchange Traded Fund 0.3%

	Shares	Market Value

UNITED STATES 0.3%
iShares Russell 1000 Value Fund(a)	52,905	6,080,901

Total Exchange Traded Fund (cost $6,177,452)		6,080,901

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements 1.0%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,000,270, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $4,080,000.(b)	$4,000,000	$4,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $12,595,684, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $12,846,730.(b)	12,594,834	12,594,834
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $3,000,449, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $3,060,047.(b)	3,000,000	3,000,000

Total Repurchase Agreements (cost $19,594,834)		19,594,834

Total Investments (cost $1,696,873,403) (c) — 100.3%		1,889,575,894
Liabilities in excess of other assets — (0.3)%		(5,843,728)

NET ASSETS — 100.0%		$1,883,732,166

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $18,976,747, which was collateralized by cash used to purchase a repurchase agreement with a value of $19,594,834.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $19,594,834
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,707,171,063, tax unrealized appreciation and depreciation were $251,168,219 and $(68,763,388), respectively.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

At March 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	06/21/17	(6,377,000)	$(6,766,475)	$(6,828,797)	$(62,322)
Japanese Yen	JPMorgan Chase Bank	06/21/17	(609,114,000)	(5,366,279)	(5,488,368)	(122,089)

Total Short Contracts				$(12,132,754)	$(12,317,165)	$(184,411)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$53,409,579	$—	$—	$53,409,579
Airlines	9,540,885	—	—	9,540,885
Auto Components	13,774,149	—	—	13,774,149
Automobiles	7,290,030	—	—	7,290,030
Banks	221,487,632	—	—	221,487,632
Beverages	26,326,742	3,033,270	—	29,360,012
Biotechnology	24,056,294	—	—	24,056,294
Building Products	6,846,560	3,707,591	—	10,554,151
Capital Markets	41,732,300	—	—	41,732,300
Chemicals	41,533,044	—	—	41,533,044
Commercial Services & Supplies	16,912,525	—	—	16,912,525
Communications Equipment	56,957,631	—	—	56,957,631
Construction & Engineering	5,234,737	—	—	5,234,737
Construction Materials	12,284,053	6,390,909	—	18,674,962
Consumer Finance	27,689,462	—	—	27,689,462
Containers & Packaging	16,182,605	—	—	16,182,605
Diversified Financial Services	42,999,989	—	—	42,999,989
Diversified Telecommunication Services	44,410,482	5,972,639	—	50,383,121
Electric Utilities	68,173,202	5,855,833	—	74,029,035
Electrical Equipment	8,490,624	—	—	8,490,624
Electronic Equipment, Instruments & Components	9,574,057	—	—	9,574,057

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (Continued)
Energy Equipment & Services	$34,978,429	$—	$—	$34,978,429
Equity Real Estate Investment Trusts (REITs)	89,610,029	—	—	89,610,029
Food & Staples Retailing	6,467,602	—	—	6,467,602
Food Products	47,041,962	—	—	47,041,962
Health Care Equipment & Supplies	35,872,041	—	—	35,872,041
Health Care Providers & Services	61,211,647	—	—	61,211,647
Hotels, Restaurants & Leisure	13,348,255	—	—	13,348,255
Household Durables	10,539,182	—	—	10,539,182
Household Products	10,206,421	—	—	10,206,421
Industrial Conglomerates	14,956,074	—	—	14,956,074
Insurance	144,946,859	—	—	144,946,859
Internet & Direct Marketing Retail	7,014,509	—	—	7,014,509
Internet Software & Services	14,101,813	—	—	14,101,813
IT Services	26,338,350	—	—	26,338,350
Life Sciences Tools & Services	8,209,306	—	—	8,209,306
Media	33,880,184	10,344,076	—	44,224,260
Metals & Mining	20,146,482	—	—	20,146,482
Multiline Retail	3,471,341	—	—	3,471,341
Multi-Utilities	17,422,624	—	—	17,422,624
Oil, Gas & Consumable Fuels	173,079,373	—	—	173,079,373
Personal Products	8,261,660	—	—	8,261,660
Pharmaceuticals	91,643,221	—	—	91,643,221
Professional Services	10,092,121	—	—	10,092,121
Real Estate Management & Development	6,087,050	—	—	6,087,050
Road & Rail	27,579,870	—	—	27,579,870
Semiconductors & Semiconductor Equipment	48,319,008	—	—	48,319,008
Software	17,681,971	—	—	17,681,971
Specialty Retail	12,122,748	—	—	12,122,748
Technology Hardware, Storage & Peripherals	28,335,832	5,512,044	—	33,847,876
Textiles, Apparel & Luxury Goods	12,701,456	—	—	12,701,456
Tobacco	8,660,148	13,998,684	—	22,658,832
Trading Companies & Distributors	6,988,568	—	—	6,988,568
Wireless Telecommunication Services	2,862,395	—	—	2,862,395

Total Common Stocks	$1,809,085,113	$54,815,046	$—	$1,863,900,159

Exchange Traded Fund	6,080,901	—	—	6,080,901
Repurchase Agreements	—	19,594,834	—	19,594,834

Total Assets	$1,815,166,014	$74,409,880	$—	$1,889,575,894

Liabilities:
Forward Foreign Currency Contracts	—	(184,411)	—	(184,411)

Total Liabilities	$—	$(184,411)	$—	$(184,411)

Total	$1,815,166,014	$74,225,469	$—	$1,889,391,483

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contract.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(184,411)

Total		$(184,411)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.5%

	Shares	Market Value
ARGENTINA 1.2%
Internet Software & Services 1.2%
MercadoLibre, Inc.	50,100	$10,594,647

CANADA 2.1%
Commercial Services & Supplies 2.1%
Waste Connections, Inc.	206,794	18,243,367

CHINA 0.4%
Internet Software & Services 0.4%
Momo, Inc., ADR*	103,900	3,539,873

IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc*(a)	29,014	1,618,691

RUSSIA 0.5%
Internet Software & Services 0.5%
Yandex NV, Class A*	200,700	4,401,351

UNITED STATES 93.1%
Aerospace & Defense 0.8%
KLX, Inc.*(a)	25,000	1,117,500
Orbital ATK, Inc.	61,000	5,978,000

		7,095,500

Airlines 1.3%
Alaska Air Group, Inc.(a)	50,000	4,611,000
Spirit Airlines, Inc.*	132,800	7,047,696

		11,658,696

Auto Components 0.6%
Tenneco, Inc.(a)	84,400	5,268,248

Automobiles 0.2%
Thor Industries, Inc.	20,000	1,922,600

Banks 1.5%
Comerica, Inc.	35,000	2,400,300
Signature Bank*	33,500	4,971,065
SVB Financial Group*	30,000	5,582,700

		12,954,065

Beverages 0.6%
Constellation Brands, Inc., Class A	32,700	5,299,689

Biotechnology 3.3%
BioMarin Pharmaceutical, Inc.*	27,500	2,413,950
Bioverativ, Inc.*	88,900	4,841,494
Bluebird Bio, Inc.*	23,700	2,154,330
Exact Sciences Corp.*	50,000	1,181,000
Exelixis, Inc.*	91,565	1,984,214
Incyte Corp.*	37,500	5,012,625
Neurocrine Biosciences, Inc.*	109,700	4,750,010
Seattle Genetics, Inc.*	22,300	1,401,778
TESARO, Inc.*(a)	33,800	5,200,806

		28,940,207

Building Products 2.6%
A.O. Smith Corp.	121,600	6,221,056
Allegion plc	108,600	8,221,020
Masonite International Corp.*	99,200	7,861,600

		22,303,676

Capital Markets 3.6%
Affiliated Managers Group, Inc.	17,500	2,868,950
CBOE Holdings, Inc.	72,500	5,877,575
Evercore Partners, Inc., Class A	60,600	4,720,740
Raymond James Financial, Inc.	144,100	10,989,066
SEI Investments Co.	145,000	7,313,800

		31,770,131

Chemicals 2.2%
Albemarle Corp.	36,000	3,803,040
RPM International, Inc.	75,000	4,127,250
Scotts Miracle-Gro Co. (The)	47,500	4,436,025
Sensient Technologies Corp.	60,000	4,755,600
WR Grace & Co.	35,000	2,439,850

		19,561,765

Commercial Services & Supplies 1.4%
Aqua Metals, Inc.*(a)	67,400	1,316,996
Brink’s Co. (The)	120,655	6,449,010
Cintas Corp.	35,500	4,492,170

		12,258,176

Communications Equipment 2.4%
Finisar Corp.*	218,132	5,963,729
Harris Corp.	76,400	8,501,028
Lumentum Holdings, Inc.*	57,500	3,067,625
Motorola Solutions, Inc.	42,500	3,664,350

		21,196,732

Construction Materials 0.6%
Vulcan Materials Co.	43,900	5,289,072

Consumer Finance 0.7%
SLM Corp.*	522,100	6,317,410

Containers & Packaging 1.0%
Berry Plastics Group, Inc.*	174,900	8,494,893

Distributors 1.2%
LKQ Corp.*	130,000	3,805,100
Pool Corp.	53,300	6,360,289

		10,165,389

Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.*	169,800	12,308,802
Service Corp. International	127,500	3,937,200

		16,246,002

Diversified Telecommunication Services 0.8%
Zayo Group Holdings, Inc.*	214,888	7,069,815

Electrical Equipment 0.8%
Acuity Brands, Inc.	19,216	3,920,064
Rockwell Automation, Inc.	17,500	2,724,925

		6,644,989

Electronic Equipment, Instruments & Components 5.0%
Amphenol Corp., Class A	84,000	5,978,280
CDW Corp.	105,000	6,059,550
Cognex Corp.	109,616	9,202,264
FLIR Systems, Inc.	144,600	5,246,088
Littelfuse, Inc.	42,529	6,800,812
Trimble, Inc.*	90,000	2,880,900
Universal Display Corp.	83,200	7,163,520

		43,331,414

Food Products 1.4%
Conagra Brands, Inc.	55,000	2,218,700
Lamb Weston Holdings, Inc.	50,000	2,103,000
Pinnacle Foods, Inc.	95,000	5,497,650
Post Holdings, Inc.*	30,000	2,625,600

		12,444,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Equipment & Supplies 7.6%
ABIOMED, Inc.*	30,000	$3,756,000
C.R. Bard, Inc.	18,000	4,473,720
Cantel Medical Corp.	64,730	5,184,873
DexCom, Inc.*	62,179	5,268,427
Edwards Lifesciences Corp.*	29,500	2,775,065
Glaukos Corp.*	67,400	3,457,620
Hill-Rom Holdings, Inc.	57,500	4,059,500
Hologic, Inc.*	60,000	2,553,000
ICU Medical, Inc.*	31,100	4,748,970
Insulet Corp.*	88,700	3,822,083
Integra LifeSciences Holdings Corp.*	120,000	5,055,600
Nevro Corp.*	40,000	3,748,000
NuVasive, Inc.*	82,500	6,161,099
Penumbra, Inc.*	52,500	4,381,125
Wright Medical Group NV*	190,000	5,912,800

		65,357,882

Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*	60,000	2,616,000
Amedisys, Inc.*	111,620	5,702,666
Centene Corp.*	50,000	3,563,000
Envision Healthcare Corp.*	45,000	2,759,400
HealthEquity, Inc.*	61,339	2,603,841
HealthSouth Corp.	100,000	4,281,000
Tivity Health, Inc.*	231,834	6,746,369

		28,272,276

Hotels, Restaurants & Leisure 5.2%
Aramark	112,500	4,147,875
Dave & Buster’s Entertainment, Inc.*	86,025	5,255,267
MGM Resorts International	150,000	4,110,000
Norwegian Cruise Line Holdings Ltd.*	112,700	5,717,271
Red Rock Resorts, Inc., Class A	130,000	2,883,400
Six Flags Entertainment Corp.	122,250	7,272,653
Vail Resorts, Inc.	62,100	11,916,990
Wingstop, Inc.(a)	149,414	4,225,428

		45,528,884

Household Durables 0.6%
Newell Brands, Inc.	115,000	5,424,550

Industrial Conglomerates 1.2%
Carlisle Cos., Inc.	40,800	4,341,528
Roper Technologies, Inc.	30,000	6,194,700

		10,536,228

Insurance 0.8%
Assurant, Inc.	45,000	4,305,150
Athene Holding Ltd., Class A*(a)	60,000	2,999,400

		7,304,550

Internet & Direct Marketing Retail 0.4%
Expedia, Inc.	27,500	3,469,675

Internet Software & Services 3.1%
CoStar Group, Inc.*	65,223	13,515,510
LogMeIn, Inc.	20,000	1,950,000
Q2 Holdings, Inc.*	172,200	6,001,170
Twilio, Inc., Class A*(a)	187,300	5,407,351

		26,874,031

IT Services 7.1%
Acxiom Corp.*	228,242	6,498,050
CSRA, Inc.	82,500	2,416,425
EPAM Systems, Inc.*	97,256	7,344,773
Euronet Worldwide, Inc.*	138,634	11,855,979
Fiserv, Inc.*	46,700	5,384,977
Global Payments, Inc.	52,500	4,235,700
Square, Inc., Class A*	148,000	2,557,440
Total System Services, Inc.	132,600	7,088,796
Vantiv, Inc., Class A*	102,500	6,572,300
WEX, Inc.*	74,600	7,721,100

		61,675,540

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A*	17,500	3,488,450
Cambrex Corp.*	109,804	6,044,710

		9,533,160

Machinery 2.8%
Energy Recovery, Inc.*(a)	147,031	1,223,298
Fortive Corp.	65,000	3,914,300
IDEX Corp.	47,500	4,441,725
John Bean Technologies Corp.	85,550	7,524,122
Milacron Holdings Corp.*	137,500	2,558,875
Stanley Black & Decker, Inc.	35,000	4,650,450

		24,312,770

Media 1.3%
Cinemark Holdings, Inc.	175,480	7,780,783
DISH Network Corp., Class A*	50,000	3,174,500

		10,955,283

Multiline Retail 0.3%
Dollar Tree, Inc.*	37,500	2,942,250

Oil, Gas & Consumable Fuels 1.2%
Concho Resources, Inc.*	30,000	3,850,200
Diamondback Energy, Inc.*	67,300	6,980,020

		10,830,220

Pharmaceuticals 0.9%
Jazz Pharmaceuticals plc*	11,250	1,632,713
Zoetis, Inc.	120,000	6,404,400

		8,037,113

Professional Services 1.6%
TransUnion*	209,212	8,023,280
WageWorks, Inc.*	80,000	5,784,000

		13,807,280

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A*	97,700	3,398,983

Road & Rail 0.9%
J.B. Hunt Transport Services, Inc.	55,000	5,045,700
Old Dominion Freight Line, Inc.	30,000	2,567,100

		7,612,800

Semiconductors & Semiconductor Equipment 4.2%
Lam Research Corp.	36,000	4,620,960
MACOM Technology Solutions Holdings, Inc.*	85,000	4,105,500
Microchip Technology, Inc.	37,500	2,766,750
Microsemi Corp.*	190,800	9,831,924
Monolithic Power Systems, Inc.	55,000	5,065,500
NVIDIA Corp.	55,000	5,991,150
Teradyne, Inc.	122,900	3,822,190

		36,203,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Software 6.4%
Activision Blizzard, Inc.	110,000	5,484,600
Electronic Arts, Inc.*	57,500	$5,147,400
Guidewire Software, Inc.*	131,764	7,422,266
Proofpoint, Inc.*	55,000	4,089,800
PTC, Inc.*	126,900	6,668,595
SecureWorks Corp., Class A*	36,430	346,085
ServiceNow, Inc.*	50,000	4,373,500
Take-Two Interactive Software, Inc.*	149,100	8,837,157
Tyler Technologies, Inc.*	15,000	2,318,400
Ultimate Software Group, Inc. (The)*	56,700	11,068,407

		55,756,210

Specialty Retail 4.2%
Burlington Stores, Inc.*	144,559	14,064,145
Five Below, Inc.*	72,500	3,139,975
O’Reilly Automotive, Inc.*	23,500	6,341,240
Ross Stores, Inc.	100,000	6,587,000
Tractor Supply Co.	45,000	3,103,650
Ulta Beauty, Inc.*	12,500	3,565,375

		36,801,385

Technology Hardware, Storage & Peripherals 1.0%
3D Systems Corp.*(a)	192,800	2,884,288
NCR Corp.*	134,500	6,143,960

		9,028,248

Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	239,400	4,299,624

Trading Companies & Distributors 3.1%
GMS, Inc.*	69,057	2,419,757
HD Supply Holdings, Inc.*	271,791	11,177,405
United Rentals, Inc.*	30,000	3,751,500
Univar, Inc.*	236,300	7,244,958
W.W. Grainger, Inc.	11,000	2,560,360

		27,153,980

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	10,200	658,818

		812,009,133

Total Common Stocks (cost $667,515,153)		850,407,062

Repurchase Agreements 1.7%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000.(b)	$1,000,000	1,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $5,000,338, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $5,100,000.(b)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $6,863,505, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $7,000,303.(b)	6,863,042	6,863,042
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $2,000,299, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $2,040,031.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $14,863,042)		14,863,042

Total Investments (cost $682,378,195) (c) — 99.2%		865,270,104
Other assets in excess of liabilities — 0.8%		6,813,910

NET ASSETS — 100.0%		$872,084,014

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $16,487,526, which was collateralized by a repurchase agreements with a total value of $14,863,042 and $1,946,273 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13% and maturity dates ranging from 04/06/17 - 05/15/45 a total value of $ 16,809,315.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $14,863,042.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $683,575,361, tax unrealized appreciation and depreciation were $185,680,768 and $(3,986,025), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$850,407,062	$—	$—	$850,407,062
Repurchase Agreements	—	14,863,042	—	14,863,042

Total	$850,407,062	$14,863,042	$—	$865,270,104

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 1.9%
Textron, Inc.	85,606	$4,073,990
TransDigm Group, Inc.	77,076	16,969,052

		21,043,042

Airlines 1.3%
Alaska Air Group, Inc.	57,200	5,274,984
JetBlue Airways Corp.*	278,700	5,744,007
United Continental Holdings, Inc.*	40,000	2,825,600

		13,844,591

Auto Components 1.9%
Dana, Inc.	432,300	8,347,713
Delphi Automotive plc	149,974	12,071,407

		20,419,120

Automobiles 0.3%
Honda Motor Co. Ltd., ADR-JP	99,488	3,010,507

Banks 6.1%
Bank of Hawaii Corp.	19,750	1,626,610
BB&T Corp.	93,942	4,199,207
CIT Group, Inc.	371,500	15,948,495
Comerica, Inc.	25,786	1,768,404
Commerce Bancshares, Inc.	57,471	3,227,571
Cullen/Frost Bankers, Inc.	105,700	9,404,129
Fifth Third Bancorp	336,200	8,539,480
M&T Bank Corp.	65,409	10,120,735
PNC Financial Services Group, Inc. (The)	26,659	3,205,478
SunTrust Banks, Inc.	22,189	1,227,052
TCF Financial Corp.	220,821	3,758,373
UMB Financial Corp.	17,177	1,293,600
Westamerica Bancorp(a)	47,335	2,642,713

		66,961,847

Biotechnology 0.4%
United Therapeutics Corp.*	32,700	4,426,926

Building Products 0.9%
Johnson Controls International plc	235,075	9,901,359

Capital Markets 2.3%
Ameriprise Financial, Inc.	28,935	3,752,291
E*TRADE Financial Corp.*	77,900	2,717,931
Invesco Ltd.	150,774	4,618,208
Northern Trust Corp.	109,800	9,506,484
State Street Corp.	28,100	2,237,041
T. Rowe Price Group, Inc.	36,802	2,508,056

		25,340,011

Chemicals 2.0%
Ashland Global Holdings, Inc.	95,800	11,860,998
Eastman Chemical Co.	104,100	8,411,280
Mosaic Co. (The)	61,100	1,782,898

		22,055,176

Commercial Services & Supplies 1.5%
Republic Services, Inc.	239,958	15,071,762
Steelcase, Inc., Class A	114,777	1,922,515

		16,994,277

Communications Equipment 0.6%
ARRIS International plc*	233,680	6,180,836

Consumer Finance 1.5%
Ally Financial, Inc.	786,000	15,979,380

Containers & Packaging 2.4%
Bemis Co., Inc.	52,360	2,558,309
Owens-Illinois, Inc.*	393,800	8,025,644
Packaging Corp. of America	108,400	9,931,608
Sonoco Products Co.	47,465	2,511,848
WestRock Co.	63,457	3,301,668

		26,329,077

Diversified Consumer Services 0.7%
H&R Block, Inc.	329,500	7,660,875

Diversified Financial Services 0.2%
Voya Financial, Inc.	71,300	2,706,548

Diversified Telecommunication Services 0.3%
Level 3 Communications, Inc.*	50,961	2,915,988

Electric Utilities 6.7%
Alliant Energy Corp.	109,100	4,321,451
Edison International	58,940	4,692,214
Eversource Energy	24,304	1,428,589
FirstEnergy Corp.	342,200	10,888,804
Great Plains Energy, Inc.	497,600	14,539,872
PG&E Corp.	71,613	4,752,239
Pinnacle West Capital Corp.	156,600	13,057,308
PPL Corp.	260,400	9,736,356
Westar Energy, Inc.	17,642	957,431
Xcel Energy, Inc.	217,871	9,684,366

		74,058,630

Electrical Equipment 0.7%
Emerson Electric Co.	40,588	2,429,598
Hubbell, Inc.	33,341	4,002,587
Rockwell Automation, Inc.	11,019	1,715,768

		8,147,953

Electronic Equipment, Instruments & Components 1.9%
Avnet, Inc.	120,200	5,500,352
Keysight Technologies, Inc.*	322,936	11,670,907
TE Connectivity Ltd.	43,088	3,212,211

		20,383,470

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	83,280	4,981,810
Frank’s International NV(a)	30,792	325,471
Halliburton Co.	23,783	1,170,361
Helmerich & Payne, Inc.	17,780	1,183,615
National Oilwell Varco, Inc.	89,917	3,604,773
TechnipFMC plc*	146,500	4,761,250
Transocean Ltd.*	150,500	1,873,725
Weatherford International plc*	1,425,400	9,478,910

		27,379,915

Equity Real Estate Investment Trusts (REITs) 5.9%
American Tower Corp.	20,949	2,546,141
AvalonBay Communities, Inc.	47,100	8,647,560
CBL & Associates Properties, Inc.	354,000	3,377,160
Crown Castle International Corp.	64,800	6,120,360
Empire State Realty Trust, Inc., Class A	63,859	1,318,050
EPR Properties	114,700	8,445,361
Gaming and Leisure Properties, Inc.	60,200	2,011,884
Lamar Advertising Co., Class A	136,476	10,200,216
MGM Growth Properties LLC, Class A	237,431	6,422,509
Piedmont Office Realty Trust, Inc., Class A	128,686	2,751,307
Uniti Group, Inc.	243,700	6,299,645
Weyerhaeuser Co.	180,737	$6,141,443

		64,281,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	57,500	6,454,375
Sysco Corp.	50,599	2,627,100
Whole Foods Market, Inc.	295,800	8,791,176

		17,872,651

Food Products 2.2%
Conagra Brands, Inc.	121,940	4,919,060
General Mills, Inc.	38,293	2,259,670
JM Smucker Co. (The)	13,032	1,708,235
Kellogg Co.	111,751	8,114,240
Lamb Weston Holdings, Inc.	24,030	1,010,702
Mead Johnson Nutrition Co.	25,805	2,298,709
Mondelez International, Inc., Class A	92,527	3,986,063

		24,296,679

Gas Utilities 1.2%
Atmos Energy Corp.	25,718	2,031,465
Spire, Inc.	37,257	2,514,847
UGI Corp.	180,100	8,896,940

		13,443,252

Health Care Equipment & Supplies 3.1%
Abbott Laboratories	45,879	2,037,486
Baxter International, Inc.	48,033	2,490,991
DENTSPLY SIRONA, Inc.	84,186	5,256,574
STERIS plc	37,141	2,579,814
Zimmer Biomet Holdings, Inc.	176,899	21,601,137

		33,966,002

Health Care Providers & Services 6.4%
AmerisourceBergen Corp.	61,200	5,416,200
Cardinal Health, Inc.	121,381	9,898,621
Express Scripts Holding Co.*	28,611	1,885,751
HCA Holdings, Inc.*	24,470	2,177,585
Laboratory Corp. of America Holdings*	48,400	6,943,948
LifePoint Health, Inc.*	71,156	4,660,718
McKesson Corp.	15,379	2,280,091
MEDNAX, Inc.*	269,500	18,697,910
Quest Diagnostics, Inc.	29,296	2,876,574
Universal Health Services, Inc., Class B	125,600	15,630,920

		70,468,318

Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	43,010	2,533,719
Royal Caribbean Cruises Ltd.	76,600	7,515,226
Wyndham Worldwide Corp.	158,300	13,343,107

		23,392,052

Household Durables 1.1%
D.R. Horton, Inc.	263,300	8,770,523
PulteGroup, Inc.	121,133	2,852,682

		11,623,205

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	557,700	6,235,086

Industrial Conglomerates 0.3%
Koninklijke Philips NV	115,995	3,726,256

Insurance 7.5%
Aflac, Inc.	22,193	1,607,217
Alleghany Corp.*	11,400	7,007,124
Allstate Corp. (The)	61,656	5,024,347
Assurant, Inc.	67,100	6,419,457
Brown & Brown, Inc.	55,641	2,321,343
Chubb Ltd.	31,601	4,305,636
Fairfax Financial Holdings Ltd.	7,500	3,422,311
FNF Group	520,900	20,283,846
Loews Corp.	116,200	5,434,674
Markel Corp.*	2,000	1,951,720
MetLife, Inc.	28,804	1,521,427
ProAssurance Corp.	26,054	1,569,753
Progressive Corp. (The)	159,100	6,233,538
Reinsurance Group of America, Inc.	23,471	2,980,348
Torchmark Corp.	14,778	1,138,497
Unum Group	70,266	3,294,773
Willis Towers Watson plc	58,427	7,647,510

		82,163,521

Internet & Direct Marketing Retail 0.5%
Liberty Expedia Holdings, Inc., Class A*	115,580	5,256,578

IT Services 1.6%
Amdocs Ltd.	28,000	1,707,720
Computer Sciences Corp.	68,100	4,699,581
Convergys Corp.	142,469	3,013,219
CSRA, Inc.	145,600	4,264,624
Western Union Co. (The)	178,200	3,626,370

		17,311,514

Leisure Products 0.9%
Brunswick Corp.	128,100	7,839,720
Mattel, Inc.	72,182	1,848,581

		9,688,301

Machinery 1.7%
Cummins, Inc.	18,368	2,777,242
Dover Corp.	107,710	8,654,498
Ingersoll-Rand plc	52,638	4,280,522
ITT, Inc.	11,683	479,237
Parker-Hannifin Corp.	12,473	1,999,671

		18,191,170

Media 2.9%
AMC Networks, Inc., Class A*	108,000	6,337,440
Discovery Communications, Inc., Class C*	196,800	5,571,408
DISH Network Corp., Class A*	30,000	1,904,700
Liberty Media Corp-Liberty SiriusXM, Series C*	134,400	5,212,032
Madison Square Garden Co. (The), Class A*	30,733	6,137,688
News Corp., Class A	452,700	5,885,100
News Corp., Class B	57,000	769,500

		31,817,868

Mortgage Real Estate Investment Trusts (REITs) 1.3%
Annaly Capital Management, Inc.	774,400	8,603,584
MFA Financial, Inc.	743,900	6,010,712

		14,614,296

Multiline Retail 0.2%
Target Corp.	47,665	2,630,631

Multi-Utilities 1.6%
Ameren Corp.	42,800	2,336,452
CMS Energy Corp.	40,000	1,789,600
Consolidated Edison, Inc.	26,555	2,062,261

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities (continued)
NorthWestern Corp.	34,471	$2,023,448
SCANA Corp.	68,100	4,450,335
WEC Energy Group, Inc.	73,700	4,468,431

		17,130,527

Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	64,324	3,988,088
Antero Resources Corp.*	313,400	7,148,654
Cimarex Energy Co.	9,304	1,111,735
Devon Energy Corp.	74,489	3,107,681
EQT Corp.	383,913	23,457,084
Imperial Oil Ltd.	178,425	5,436,539
Marathon Petroleum Corp.	84,723	4,281,901
Murphy Oil Corp.	455,031	13,009,336
Noble Energy, Inc.	129,807	4,457,572
Occidental Petroleum Corp.	62,142	3,937,317
Range Resources Corp.	205,100	5,968,410
Rice Energy, Inc.*	119,300	2,827,410
Valero Energy Corp.	27,600	1,829,604

		80,561,331

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A*	104,300	3,628,597

Road & Rail 0.6%
Heartland Express, Inc.	174,333	3,495,377
Werner Enterprises, Inc.	105,626	2,767,401

		6,262,778

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	152,509	5,932,600
First Solar, Inc.*	138,700	3,758,770
KLA-Tencor Corp.	28,100	2,671,467
Lam Research Corp.	29,388	3,772,244
Marvell Technology Group Ltd.	634,000	9,674,840
Maxim Integrated Products, Inc.	96,386	4,333,514
Teradyne, Inc.	124,919	3,884,981

		34,028,416

Software 1.5%
CA, Inc.	83,600	2,651,792
Citrix Systems, Inc.*	32,200	2,685,158
Dell Technologies, Inc., Class V*	100,200	6,420,816
Synopsys, Inc.*	61,800	4,457,634

		16,215,400

Specialty Retail 1.3%
Advance Auto Parts, Inc.	47,032	6,972,964
Bed Bath & Beyond, Inc.	114,700	4,526,062
CST Brands, Inc.	47,649	2,291,441
L Brands, Inc.	13,627	641,832

		14,432,299

Technology Hardware, Storage & Peripherals 1.1%
NetApp, Inc.	183,408	7,675,625
Western Digital Corp.	59,800	4,935,294

		12,610,919

Textiles, Apparel & Luxury Goods 0.9%
Fossil Group, Inc.*(a)	163,500	2,853,075
Michael Kors Holdings Ltd.*	138,800	5,289,668
Ralph Lauren Corp.	18,391	1,501,073

		9,643,816

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	199,772	2,922,664

Trading Companies & Distributors 1.1%
AerCap Holdings NV*	265,800	12,218,826

Total Common Stocks (cost $925,620,179)		1,056,374,117

Exchange Traded Fund 0.7%

	Shares	Market Value
Exchange Traded Fund 0.7%
iShares Russell Mid-Cap Value Fund	87,098	7,228,263

Total Exchange Traded Fund (cost $6,666,496)		7,228,263

Master Limited Partnership 0.1%

	Shares	Market Value
Oil, Gas & Consumable Fuels 0.1%
Spectra Energy Partners LP,	17,929	782,780

Total Master Limited Partnership (cost $836,929)		782,780

Repurchase Agreements 0.5%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000.(b)	$1,000,000	1,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $2,500,169, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $2,550,000.(b)	2,500,000	2,500,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $2,220,741, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $2,265,003.(b)	2,220,591	2,220,591

Total Repurchase Agreements (cost $5,720,591)		5,720,591

Total Investments (cost $938,844,195) (c) — 97.6%		1,070,105,751
Other assets in excess of liabilities — 2.4%		26,683,166

NET ASSETS — 100.0%		$1,096,788,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $5,572,683, which was collateralized by cash used to purchase a repurchase agreement with a value of $5,720,591.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $5,720,591.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $963,888,427, tax unrealized appreciation and depreciation were $130,319,141 and $(24,101,817), respectively.

ADR	American Depositary Receipt
JP	Japan
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/17	(6,333,748)	$(4,739,856)	$(4,768,663)	$(28,807)
Euro	UBS AG	06/30/17	(3,113,531)	(3,392,691)	(3,335,712)	56,979
Japanese Yen	Credit Suisse International	06/30/17	(196,898,972)	(1,791,807)	(1,774,906)	16,901

Total Short Contracts				$(9,924,354)	$(9,879,281)	$45,073

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	06/30/17	164,169	$123,573	$123,602	$29
Euro	UBS AG	06/30/17	133,979	145,470	143,539	(1,931)

Total Long Contracts				$269,043	$267,141	$(1,902)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$21,043,042	$—	$—	$21,043,042
Airlines	13,844,591	—	—	13,844,591
Auto Components	20,419,120	—	—	20,419,120
Automobiles	3,010,507	—	—	3,010,507
Banks	66,961,847	—	—	66,961,847
Biotechnology	4,426,926	—	—	4,426,926
Building Products	9,901,359	—	—	9,901,359
Capital Markets	25,340,011	—	—	25,340,011
Chemicals	22,055,176	—	—	22,055,176
Commercial Services & Supplies	16,994,277	—	—	16,994,277
Communications Equipment	6,180,836	—	—	6,180,836
Consumer Finance	15,979,380	—	—	15,979,380
Containers & Packaging	26,329,077	—	—	26,329,077
Diversified Consumer Services	7,660,875	—	—	7,660,875
Diversified Financial Services	2,706,548	—	—	2,706,548
Diversified Telecommunication Services	2,915,988	—	—	2,915,988
Electric Utilities	74,058,630	—	—	74,058,630
Electrical Equipment	8,147,953	—	—	8,147,953
Electronic Equipment, Instruments & Components	20,383,470	—	—	20,383,470

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$27,379,915	$—	$—	$27,379,915
Equity Real Estate Investment Trusts (REITs)	64,281,636	—	—	64,281,636
Food & Staples Retailing	17,872,651	—	—	17,872,651
Food Products	24,296,679	—	—	24,296,679
Gas Utilities	13,443,252	—	—	13,443,252
Health Care Equipment & Supplies	33,966,002	—	—	33,966,002
Health Care Providers & Services	70,468,318	—	—	70,468,318
Hotels, Restaurants & Leisure	23,392,052	—	—	23,392,052
Household Durables	11,623,205	—	—	11,623,205
Independent Power and Renewable Electricity Producers	6,235,086	—	—	6,235,086
Industrial Conglomerates	—	3,726,256	—	3,726,256
Insurance	82,163,521	—	—	82,163,521
Internet & Direct Marketing Retail	5,256,578	—	—	5,256,578
IT Services	17,311,514	—	—	17,311,514
Leisure Products	9,688,301	—	—	9,688,301
Machinery	18,191,170	—	—	18,191,170
Media	31,817,868	—	—	31,817,868
Mortgage Real Estate Investment Trusts (REITs)	14,614,296	—	—	14,614,296
Multiline Retail	2,630,631	—	—	2,630,631
Multi-Utilities	17,130,527	—	—	17,130,527
Oil, Gas & Consumable Fuels	80,561,331	—	—	80,561,331
Real Estate Management & Development	3,628,597	—	—	3,628,597
Road & Rail	6,262,778	—	—	6,262,778
Semiconductors & Semiconductor Equipment	34,028,416	—	—	34,028,416
Software	16,215,400	—	—	16,215,400
Specialty Retail	14,432,299	—	—	14,432,299
Technology Hardware, Storage & Peripherals	12,610,919	—	—	12,610,919
Textiles, Apparel & Luxury Goods	9,643,816	—	—	9,643,816
Thrifts & Mortgage Finance	2,922,664	—	—	2,922,664
Trading Companies & Distributors	12,218,826	—	—	12,218,826

Total Common Stocks	$1,052,647,861	$3,726,256	$—	$1,056,374,117

Exchange Traded Fund	7,228,263	—	—	7,228,263
Forward Foreign Currency Contracts	—	73,909	—	73,909
Master Limited Partnership	782,780	—	—	782,780
Repurchase Agreements	—	5,720,591	—	5,720,591

Total Assets	$1,060,658,904	$9,520,756	$—	$1,070,179,660

Liabilities:
Forward Foreign Currency Contracts	$—	$(30,738)	$—	$(30,738)

Total Liabilities	$—	$(30,738)	$—	$(30,738)

Total	$1,060,658,904	$9,490,018	$—	$1,070,148,922

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contract.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$73,909

Total		$73,909

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(30,738)

Total		$(30,738)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 3.1%
Astronics Corp.*	14,575	$462,465
BWX Technologies, Inc.	16,230	772,548
Esterline Technologies Corp.*	6,522	561,218
HEICO Corp.(a)	10,440	910,368
HEICO Corp., Class A	7,839	587,925
Mercury Systems, Inc.*(a)	29,540	1,153,537
Teledyne Technologies, Inc.*	6,704	847,788

		5,295,849

Air Freight & Logistics 0.6%
XPO Logistics, Inc.*	19,490	933,376

Airlines 0.2%
Hawaiian Holdings, Inc.*	7,520	349,304

Auto Components 1.7%
LCI Industries	5,660	564,868
Tenneco, Inc.	16,412	1,024,437
Visteon Corp.	13,572	1,329,377

		2,918,682

Banks 4.5%
FCB Financial Holdings, Inc., Class A*	9,465	468,991
First Hawaiian, Inc.	11,041	330,347
First Merchants Corp.	19,946	784,277
Great Western Bancorp, Inc.	11,436	485,001
IBERIABANK Corp.	8,486	671,243
Pinnacle Financial Partners, Inc.	13,610	904,384
Sandy Spring Bancorp, Inc.	11,545	473,230
Sterling Bancorp	54,450	1,290,465
Texas Capital Bancshares, Inc.*	10,210	852,024
Western Alliance Bancorp*	28,850	1,416,246

		7,676,208

Biotechnology 5.7%
ACADIA Pharmaceuticals, Inc.*	5,620	193,216
Agios Pharmaceuticals, Inc.*(a)	4,604	268,874
Aimmune Therapeutics, Inc.*	4,900	106,477
Alder Biopharmaceuticals, Inc.*(a)	19,040	396,032
Amicus Therapeutics, Inc.*(a)	47,836	341,071
Bluebird Bio, Inc.*	6,220	565,398
Blueprint Medicines Corp.*	8,749	349,872
Calithera Biosciences, Inc.*	11,300	130,515
Coherus Biosciences, Inc.*	15,346	324,568
Exelixis, Inc.*	14,020	303,813
Five Prime Therapeutics, Inc.*	15,582	563,289
Flexion Therapeutics, Inc.*	17,080	459,623
GlycoMimetics, Inc.*	15,765	85,604
Ionis Pharmaceuticals, Inc.*	10,705	430,341
Ironwood Pharmaceuticals, Inc.*	29,326	500,301
Jounce Therapeutics, Inc.*	2,200	48,378
Kite Pharma, Inc.*	4,100	321,809
Ligand Pharmaceuticals, Inc.*(a)	3,090	327,046
Loxo Oncology, Inc.*	8,165	343,583
Neurocrine Biosciences, Inc.*	9,731	421,352
Otonomy, Inc.*	20,972	256,907
Portola Pharmaceuticals, Inc.*	14,400	564,336
Repligen Corp.*	19,160	674,432
TESARO, Inc.*	3,903	600,555
Trevena, Inc.*	256	939
Ultragenyx Pharmaceutical, Inc.*	15,497	1,050,387

		9,628,718

Building Products 2.5%
A.O. Smith Corp.	10,390	531,552
AAON, Inc.	21,429	757,515
American Woodmark Corp.*	7,708	707,595
Armstrong World Industries, Inc.*	12,224	562,915
JELD-WEN Holding, Inc.*	5,400	177,390
Lennox International, Inc.	7,338	1,227,648
Masonite International Corp.*	2,480	196,540

		4,161,155

Capital Markets 2.5%
Evercore Partners, Inc., Class A	22,852	1,780,171
Financial Engines, Inc.	25,295	1,101,597
MarketAxess Holdings, Inc.	7,280	1,364,927

		4,246,695

Chemicals 1.7%
Ingevity Corp.*	7,950	483,757
Methanex Corp.(a)	8,731	409,484
OMNOVA Solutions, Inc.*	48,915	484,259
PolyOne Corp.	23,377	796,922
Trinseo SA	10,040	673,684

		2,848,106

Commercial Services & Supplies 0.4%
Deluxe Corp.	10,351	747,032

Communications Equipment 0.6%
Acacia Communications, Inc.*	1,900	111,378
Ciena Corp.*	23,358	551,482
NetScout Systems, Inc.*	11,167	423,788

		1,086,648

Construction & Engineering 1.3%
Dycom Industries, Inc.*(a)	8,090	751,965
Granite Construction, Inc.	12,480	626,371
MasTec, Inc.*	19,370	775,769

		2,154,105

Construction Materials 0.7%
Eagle Materials, Inc.	4,050	393,417
Summit Materials, Inc., Class A*	30,612	756,422

		1,149,839

Consumer Finance 0.4%
OneMain Holdings, Inc.*	8,100	201,285
SLM Corp.*	38,820	469,722

		671,007

Containers & Packaging 1.0%
Berry Plastics Group, Inc.*	20,590	1,000,056
Graphic Packaging Holding Co.	57,066	734,440

		1,734,496

Distributors 1.2%
Core-Mark Holding Co., Inc.	17,161	535,252
Pool Corp.	13,100	1,563,223

		2,098,475

Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.*	10,385	752,809

Diversified Telecommunication Services 0.4%
ORBCOMM, Inc.*	36,020	343,991
Vonage Holdings Corp.*	47,570	300,642

		644,633

Electrical Equipment 0.8%
AZZ, Inc.	11,431	680,144
Generac Holdings, Inc.*	17,603	656,240

		1,336,384

Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	11,580	972,141
Coherent, Inc.*	5,470	1,124,851
ePlus, Inc.*	5,235	706,987
Itron, Inc.*	11,310	686,517
Littelfuse, Inc.	4,820	770,766
Rogers Corp.*	7,809	670,559

		4,931,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Energy Equipment & Services 0.6%
ProPetro Holding Corp.*	25,300	$326,117
RPC, Inc.(a)	19,730	361,257
US Silica Holdings, Inc.	7,172	344,184

		1,031,558

Equity Real Estate Investment Trusts (REITs) 1.3%
CoreSite Realty Corp.	12,095	1,089,155
LaSalle Hotel Properties	19,581	566,870
Sunstone Hotel Investors, Inc.	38,750	594,037

		2,250,062

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	6,110	685,847
PriceSmart, Inc.	8,553	788,587

		1,474,434

Food Products 0.8%
Hostess Brands, Inc.*	21,751	345,188
Post Holdings, Inc.*	4,853	424,735
TreeHouse Foods, Inc.*	7,591	642,654

		1,412,577

Health Care Equipment & Supplies 9.2%
ABIOMED, Inc.*	8,250	1,032,900
Anika Therapeutics, Inc.*	12,879	559,464
Atrion Corp.	1,378	645,180
Cantel Medical Corp.	16,450	1,317,645
Cardiovascular Systems, Inc.*	18,655	527,470
Glaukos Corp.*	5,520	283,176
Globus Medical, Inc., Class A*	27,207	805,871
ICU Medical, Inc.*	8,566	1,308,028
Inogen, Inc.*	6,010	466,136
Integra LifeSciences Holdings Corp.*	28,299	1,192,237
Masimo Corp.*	7,050	657,483
Natus Medical, Inc.*	20,644	810,277
Neogen Corp.*	3,110	203,860
NuVasive, Inc.*	25,119	1,875,887
NxStage Medical, Inc.*	15,610	418,816
Orthofix International NV*	12,899	492,097
Penumbra, Inc.*	6,720	560,784
Spectranetics Corp. (The)*	16,670	485,514
West Pharmaceutical Services, Inc.	12,200	995,642
Wright Medical Group NV*	29,570	920,218

		15,558,685

Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc.*	15,574	679,026
HealthEquity, Inc.*(a)	16,100	683,445
U.S. Physical Therapy, Inc.	6,795	443,713
WellCare Health Plans, Inc.*	7,612	1,067,279

		2,873,463

Health Care Technology 1.9%
Cotiviti Holdings, Inc.*	10,140	422,128
Evolent Health, Inc., Class A*(a)	24,510	546,573
Omnicell, Inc.*	18,026	732,757
Veeva Systems, Inc., Class A*(a)	28,240	1,448,147

		3,149,605

Hotels, Restaurants & Leisure 4.4%
Bloomin’ Brands, Inc.	37,156	733,088
Dave & Buster’s Entertainment, Inc.*	12,480	762,403
Dunkin’ Brands Group, Inc.	14,318	782,908
Jack in the Box, Inc.	4,220	429,258
La Quinta Holdings, Inc.*	41,644	563,027
Marriott Vacations Worldwide Corp.	9,390	938,343
Papa John’s International, Inc.	11,089	887,564
Red Rock Resorts, Inc., Class A	13,510	299,652
Vail Resorts, Inc.	6,900	1,324,110
Wingstop, Inc.	21,939	620,435

		7,340,788

Household Durables 0.7%
iRobot Corp.*	3,570	236,120
TopBuild Corp.*	20,043	942,021

		1,178,141

Insurance 1.1%
AMERISAFE, Inc.	11,282	732,202
James River Group Holdings Ltd.	13,536	580,153
Primerica, Inc.	6,260	514,572

		1,826,927

Internet & Direct Marketing Retail 0.4%
Wayfair, Inc., Class A*(a)	15,354	621,683

Internet Software & Services 4.7%
2U, Inc.*	8,490	336,713
Envestnet, Inc.*	15,632	504,914
Five9, Inc.*	28,863	475,085
GrubHub, Inc.*	19,012	625,305
j2 Global, Inc.	9,751	818,206
LogMeIn, Inc.	19,418	1,893,255
MuleSoft, Inc., Class A*	2,730	66,421
Q2 Holdings, Inc.*	28,219	983,432
Shopify, Inc., Class A*	20,920	1,424,443
Wix.com Ltd.*	12,130	823,627

		7,951,401

IT Services 3.5%
Blackhawk Network Holdings, Inc.*	20,893	848,256
CACI International, Inc., Class A*	4,817	565,034
Cardtronics plc, Class A*	21,146	988,575
Cass Information Systems, Inc.	7,046	465,741
EPAM Systems, Inc.*	8,218	620,623
ExlService Holdings, Inc.*	13,865	656,646
MAXIMUS, Inc.	11,058	687,808
WEX, Inc.*	10,094	1,044,729

		5,877,412

Life Sciences Tools & Services 1.1%
Cambrex Corp.*	7,290	401,315
INC Research Holdings, Inc., Class A*	12,177	558,315
PRA Health Sciences, Inc.*	13,630	889,085

		1,848,715

Machinery 4.2%
Altra Industrial Motion Corp.	18,694	728,131
Astec Industries, Inc.	8,090	497,495
ITT, Inc.	10,981	450,441
John Bean Technologies Corp.	14,510	1,276,155
Lincoln Electric Holdings, Inc.	8,220	713,989
Middleby Corp. (The)*	4,920	671,334
Milacron Holdings Corp.*	9,500	176,795
Mueller Water Products, Inc., Class A	33,320	393,842
RBC Bearings, Inc.*(a)	7,870	764,098
REV Group, Inc.*	5,520	152,186
Rexnord Corp.*	19,806	457,123
Toro Co. (The)	6,629	414,047
WELBILT, Inc.*	17,354	340,659

		7,036,295

Metals & Mining 0.1%
Cliffs Natural Resources, Inc.*	11,050	90,720

Multiline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.*	32,200	1,078,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 1.5%
Callon Petroleum Co.*	35,970	$473,365
Oasis Petroleum, Inc.*	26,000	370,760
PDC Energy, Inc.*	7,380	460,143
Resolute Energy Corp.*(a)	10,695	432,078
RSP Permian, Inc.*	9,379	388,572
WildHorse Resource Development Corp.*	25,800	320,952

		2,445,870

Paper & Forest Products 0.7%
Boise Cascade Co.*	23,232	620,294
Louisiana-Pacific Corp.*	20,280	503,350

		1,123,644

Personal Products 0.3%
elf Beauty, Inc.*(a)	15,380	442,944

Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc.*	13,728	622,565
Aratana Therapeutics, Inc.*(a)	32,310	171,243
Catalent, Inc.*	24,204	685,457
Intersect ENT, Inc.*	23,907	410,005
Medicines Co. (The)*(a)	14,774	722,449

		2,611,719

Professional Services 1.7%
Exponent, Inc.	12,119	721,686
GP Strategies Corp.*	7,855	198,732
Huron Consulting Group, Inc.*	9,870	415,527
On Assignment, Inc.*	17,369	842,918
WageWorks, Inc.*	10,050	726,615

		2,905,478

Real Estate Management & Development 0.4%
HFF, Inc., Class A	21,374	591,419

Road & Rail 1.1%
Celadon Group, Inc.(a)	18,994	124,411
Genesee & Wyoming, Inc., Class A*	7,948	539,351
Knight Transportation, Inc.	26,859	842,029
Marten Transport Ltd.	15,104	354,189

		1,859,980

Semiconductors & Semiconductor Equipment 7.2%
Cavium, Inc.*	6,860	491,588
Cirrus Logic, Inc.*	10,114	613,819
Entegris, Inc.*	41,330	967,122
Impinj, Inc.*(a)	10,410	315,111
Inphi Corp.*	22,510	1,098,938
Integrated Device Technology, Inc.*	35,922	850,274
MACOM Technology Solutions Holdings, Inc.*	12,478	602,687
MaxLinear, Inc.*	24,875	697,744
Microsemi Corp.*	7,640	393,689
MKS Instruments, Inc.	30,411	2,090,756
Monolithic Power Systems, Inc.	17,700	1,630,170
Power Integrations, Inc.	10,900	716,675
Semtech Corp.*	24,670	833,846
Silicon Laboratories, Inc.*	11,450	842,147

		12,144,566

Software 8.0%
Aspen Technology, Inc.*	10,020	590,378
Blackbaud, Inc.	9,812	752,286
Bottomline Technologies de, Inc.*	9,694	229,263
BroadSoft, Inc.*	10,459	420,452
Fair Isaac Corp.	6,310	813,674
Guidewire Software, Inc.*	11,431	643,908
HubSpot, Inc.*	30,329	1,836,421
Pegasystems, Inc.	14,674	643,455
Proofpoint, Inc.*	13,350	992,706
PTC, Inc.*	33,701	1,770,988
Take-Two Interactive Software, Inc.*	31,345	1,857,818
Tyler Technologies, Inc.*	6,336	979,292
Ultimate Software Group, Inc. (The)*	5,190	1,013,140
Zendesk, Inc.*	35,063	983,167

		13,526,948

Specialty Retail 2.3%
Burlington Stores, Inc.*	16,539	1,609,079
Children’s Place, Inc. (The)	4,440	533,022
Five Below, Inc.*	14,962	648,004
Michaels Cos., Inc. (The)*	20,658	462,533
Monro Muffler Brake, Inc.	11,894	619,678

		3,872,316

Textiles, Apparel & Luxury Goods 2.0%
Canada Goose Holdings, Inc.*	3,590	57,296
Carter’s, Inc.	7,957	714,539
Kate Spade & Co.*	24,434	567,602
Oxford Industries, Inc.	8,334	477,205
Steven Madden Ltd.*	23,151	892,471
Wolverine World Wide, Inc.	28,319	707,125

		3,416,238

Thrifts & Mortgage Finance 0.5%
Essent Group Ltd.*	12,490	451,763
MGIC Investment Corp.*	44,926	455,101

		906,864

Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc.*	16,930	832,279
H&E Equipment Services, Inc.	24,110	591,177
SiteOne Landscape Supply, Inc.*	23,618	1,143,347

		2,566,803

Total Common Stocks (cost $138,371,064)		166,381,297

Rights 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)	8,420	10,525

Total Rights (cost $–)		10,525

Repurchase Agreements 2.3%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000. (d)	$1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $1,020,000. (d)	$1,000,000	$1,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,903,942, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $1,941,890. (d)	1,903,814	1,903,814

Total Repurchase Agreements (cost $3,903,814)		3,903,814

Total Investments (cost $142,274,878) (e) — 100.8%		170,295,636
Liabilities in excess of other assets — (0.8)%		(1,403,483)

NET ASSETS — 100.0%		$168,892,153

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $7,245,575. which was collateralized by repurchase agreements with a value of $3,903,814 and $3,486,355 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/15/17 - 05/15/45, a total market value of $7,390,169.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $3,903,814.
(e)	At March 31, 2017, the tax basis cost of the Fund’s investments was $142,772,915, tax unrealized appreciation and depreciation were $31,899,477 and $(4,376,756), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$166,381,297	$—	$—	$166,381,297
Repurchase Agreements	—	3,903,814	—	3,903,814
Rights	—	—	10,525	10,525

Total	$166,381,297	$3,903,814	$10,525	$170,295,636

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/16	$10,525	$10,525
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$10,525	$10,525

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/17	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	44,200	$1,486,446
Curtiss-Wright Corp.	7,400	675,324
Engility Holdings, Inc.*	23,400	677,196
Hexcel Corp.	62,401	3,403,975
Moog, Inc., Class A*	24,175	1,628,186
Vectrus, Inc.*	75,800	1,694,130

		9,565,257

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	28,100	1,558,145

Airlines 0.7%
JetBlue Airways Corp.*	8,900	183,429
SkyWest, Inc.	93,800	3,212,650

		3,396,079

Auto Components 1.4%
Cooper-Standard Holdings, Inc.*	29,900	3,316,807
Dana, Inc.	111,500	2,153,065
Metaldyne Performance Group, Inc.	5,100	116,535
Stoneridge, Inc.*	64,400	1,168,216

		6,754,623

Banks 18.2%
1st Source Corp.	3,140	147,423
Allegiance Bancshares, Inc.*	8,600	319,920
Bank of Hawaii Corp.	31,473	2,592,116
Bank of Marin Bancorp	900	57,915
Bank of the Ozarks, Inc.	61,854	3,217,027
BankUnited, Inc.	99,551	3,714,248
Banner Corp.	7,400	411,736
Berkshire Hills Bancorp, Inc.	5,900	212,695
Boston Private Financial Holdings, Inc.	11,300	185,320
Cascade Bancorp*	25,000	192,750
Cathay General Bancorp	14,500	546,360
Central Valley Community Bancorp	6,700	137,350
Columbia Banking System, Inc.(a)	6,017	234,603
Community Trust Bancorp, Inc.	11,357	519,583
CU Bancorp*	6,800	269,620
Customers Bancorp, Inc.*	20,240	638,167
CVB Financial Corp.	31,925	705,223
Eagle Bancorp, Inc.*	25,416	1,517,335
East West Bancorp, Inc.	11,522	594,650
Enterprise Financial Services Corp.	49,900	2,115,760
Farmers National Banc Corp.	24,400	350,140
Fidelity Southern Corp.	100,684	2,253,308
Financial Institutions, Inc.	39,100	1,288,345
First BanCorp*	442,900	2,502,385
First Business Financial Services, Inc.	14,800	384,208
First Citizens BancShares, Inc., Class A	1,400	469,518
First Commonwealth Financial Corp.	26,200	347,412
First Community Bancshares, Inc.	17,400	434,478
First Financial Bancorp	18,100	496,845
First Financial Corp.	3,700	175,750
First Hawaiian, Inc.	13,600	406,912
First Interstate BancSystem, Inc., Class A(a)	16,600	658,190
First Merchants Corp.	100,700	3,959,524
First Midwest Bancorp, Inc.	24,300	575,424
Flushing Financial Corp.	11,400	306,318
Franklin Financial Network, Inc.*	9,900	383,625
Fulton Financial Corp.	88,200	1,574,370
Glacier Bancorp, Inc.	46,367	1,573,232
Great Southern Bancorp, Inc.	16,000	808,000
Green Bancorp, Inc.*	62,800	1,117,840
Hancock Holding Co.	107,000	4,873,850
Hanmi Financial Corp.	113,890	3,502,118
Heartland Financial USA, Inc.	22,000	1,098,900
Heritage Financial Corp.	58,400	1,445,400
Hilltop Holdings, Inc.	54,600	1,499,862
HomeTrust Bancshares, Inc.*	8,300	195,050
Hope Bancorp, Inc.	104,287	1,999,182
IBERIABANK Corp.	58,600	4,635,260
Independent Bank Corp.	48,400	1,480,320
LegacyTexas Financial Group, Inc.	18,789	749,681
MainSource Financial Group, Inc.	17,400	572,982
MB Financial, Inc.	4,381	187,594
Midland States Bancorp, Inc.	7,900	271,681
NBT Bancorp, Inc.	25,800	956,406
OFG Bancorp	38,900	459,020
Old Line Bancshares, Inc.	2,500	71,200
PacWest Bancorp	9,300	495,318
Peoples Bancorp, Inc.	21,200	671,192
Pinnacle Financial Partners, Inc.	28,000	1,860,600
Preferred Bank	31,000	1,663,460
Premier Financial Bancorp, Inc.	3,979	83,678
PrivateBancorp, Inc.	70,000	4,155,900
Republic Bancorp, Inc., Class A	5,755	197,915
Shore Bancshares, Inc.	6,300	105,273
Sierra Bancorp	9,400	257,842
Simmons First National Corp., Class A	4,100	226,115
South State Corp.	4,974	444,427
Southern National Bancorp of Virginia, Inc.	7,000	118,510
Southwest Bancorp, Inc.	12,900	337,335
Sterling Bancorp	81,100	1,922,070
Stonegate Bank	10,800	508,572
Texas Capital Bancshares, Inc.*	49,402	4,122,597
Towne Bank	5,227	169,355
TriCo Bancshares	58,500	2,078,505
TriState Capital Holdings, Inc.*	18,900	441,315
Triumph Bancorp, Inc.*	13,400	345,720
Trustmark Corp.	8,400	267,036
Union Bankshares Corp.	7,881	277,254
United Community Banks, Inc.	132,800	3,677,232
West Bancorporation, Inc.	6,900	158,355
Western Alliance Bancorp*	45,393	2,228,342
Wintrust Financial Corp.	27,500	1,900,800

		91,108,849

Biotechnology 1.4%
Acorda Therapeutics, Inc.*	16,900	354,900
Adverum Biotechnologies, Inc.*(a)	1,300	3,510
AMAG Pharmaceuticals, Inc.*	25,600	577,280
Cara Therapeutics, Inc.*(a)	5,800	106,662
Celldex Therapeutics, Inc.*(a)	52,600	189,886
Corvus Pharmaceuticals, Inc.*	18,000	373,860
Esperion Therapeutics, Inc.*	24,200	854,502
Exelixis, Inc.*	28,800	624,096
Immune Design Corp.*	2,100	14,280
Kadmon Holdings, Inc.*(a)	53,100	192,222
Karyopharm Therapeutics, Inc.*	40,000	513,600
Kite Pharma, Inc.*	3,200	251,168
Lexicon Pharmaceuticals, Inc.*(a)	24,300	348,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Loxo Oncology, Inc.*	10,600	$446,048
Merrimack Pharmaceuticals, Inc.*(a)	29,400	90,552
Momenta Pharmaceuticals, Inc.*	42,200	563,370
Pfenex, Inc.*	15,200	88,312
Retrophin, Inc.*	31,000	572,260
Rigel Pharmaceuticals, Inc.*	142,000	470,020
Sage Therapeutics, Inc.*	2,900	206,103
Ultragenyx Pharmaceutical, Inc.*	2,900	196,562
Vanda Pharmaceuticals, Inc.*	13,700	191,800
Zafgen, Inc.*	1,800	8,388

		7,237,843

Building Products 1.9%
American Woodmark Corp.*	26,390	2,422,602
Armstrong Flooring, Inc.*	92,805	1,709,468
Gibraltar Industries, Inc.*	55,322	2,279,267
Insteel Industries, Inc.	41,260	1,491,136
JELD-WEN Holding, Inc.*	15,800	519,030
Universal Forest Products, Inc.	13,300	1,310,582

		9,732,085

Capital Markets 2.0%
Artisan Partners Asset Management, Inc., Class A	50,951	1,406,247
BGC Partners, Inc., Class A	67,700	769,072
Diamond Hill Investment Group, Inc.	8,931	1,737,526
GAIN Capital Holdings, Inc.	15,000	124,950
Houlihan Lokey, Inc.	8,400	289,380
INTL. FCStone, Inc.*	10,400	394,784
Janus Capital Group, Inc.	21,100	278,520
Morningstar, Inc.	22,851	1,796,089
OM Asset Management plc	65,100	984,312
Piper Jaffray Cos.	24,200	1,545,170
Pzena Investment Management, Inc., Class A	89,218	877,905

		10,203,955

Chemicals 1.9%
FutureFuel Corp.	28,500	404,130
Innophos Holdings, Inc.	26,000	1,403,220
Innospec, Inc.	2,300	148,925
Methanex Corp.(a)	20,666	969,235
Minerals Technologies, Inc.	25,800	1,976,280
OMNOVA Solutions, Inc.*	8,100	80,190
Trinseo SA	41,500	2,784,650
Valvoline, Inc.(a)	76,083	1,867,838

		9,634,468

Commercial Services & Supplies 3.6%
ABM Industries, Inc.	45,200	1,970,720
ACCO Brands Corp.*	288,700	3,796,405
CECO Environmental Corp.	35,200	369,952
Essendant, Inc.	6,700	101,505
KAR Auction Services, Inc.	51,973	2,269,661
Kimball International, Inc., Class B	15,100	249,150
LSC Communications, Inc.	1,862	46,848
Quad/Graphics, Inc.	108,200	2,730,968
RR Donnelley & Sons Co.	4,832	58,515
TRC Cos., Inc.*	13,300	232,085
US Ecology, Inc.	52,092	2,440,510
Viad Corp.	24,200	1,093,840
VSE Corp.	21,200	864,960
West Corp.	61,400	1,499,388

		17,724,507

Communications Equipment 1.6%
Extreme Networks, Inc.*	217,000	1,629,670
Harmonic, Inc.*	330,340	1,965,523
KVH Industries, Inc.*	15,600	131,040
NetScout Systems, Inc.*	95,323	3,617,508
Oclaro, Inc.*	47,700	468,414

		7,812,155

Construction & Engineering 1.0%
EMCOR Group, Inc.	38,100	2,398,395
HC2 Holdings, Inc.*	173,800	1,077,560
Orion Group Holdings, Inc.*	9,900	73,953
Tutor Perini Corp.*	41,208	1,310,414

		4,860,322

Construction Materials 0.5%
Summit Materials, Inc., Class A*	97,264	2,403,393

Consumer Finance 0.8%
Enova International, Inc.*	32,200	478,170
EZCORP, Inc., Class A*	104,100	848,415
FirstCash, Inc.	55,828	2,743,946

		4,070,531

Containers & Packaging 0.0%†
Berry Plastics Group, Inc.*	3,600	174,852

Diversified Consumer Services 0.8%
K12, Inc.*	47,600	911,540
Service Corp. International	100,477	3,102,730

		4,014,270

Diversified Financial Services 0.1%
Marlin Business Services Corp.	11,200	288,400

Diversified Telecommunication Services 0.1%
IDT Corp., Class B	39,500	502,440

Electric Utilities 1.8%
El Paso Electric Co.	18,500	934,250
Genie Energy Ltd., Class B(a)	19,600	141,904
IDACORP, Inc.	26,600	2,206,736
MGE Energy, Inc.	8,450	549,250
Portland General Electric Co.	72,700	3,229,334
Spark Energy, Inc., Class A(a)	29,900	955,305
Westar Energy, Inc.	15,200	824,904

		8,841,683

Electrical Equipment 0.6%
General Cable Corp.	176,300	3,164,585

Electronic Equipment, Instruments & Components 4.0%
Anixter International, Inc.*	3,800	301,340
Benchmark Electronics, Inc.*	65,975	2,098,005
Insight Enterprises, Inc.*	96,200	3,952,858
Kimball Electronics, Inc.*	66,650	1,129,717
Novanta, Inc.*	6,800	180,540
Plexus Corp.*	25,600	1,479,680
Sanmina Corp.*	113,311	4,600,427
Tech Data Corp.*	10,300	967,170
Universal Display Corp.	41,117	3,540,174
Vishay Intertechnology, Inc.	100,600	1,654,870
Vishay Precision Group, Inc.*	13,400	211,720

		20,116,501

Energy Equipment & Services 1.6%
Archrock, Inc.	65,600	813,440
Core Laboratories NV	6,176	713,451
Dril-Quip, Inc.*	8,752	477,422
Exterran Corp.*	55,200	1,736,040
McDermott International, Inc.*	191,000	1,289,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Newpark Resources, Inc.*	146,846	$1,189,453
Oil States International, Inc.*	55,108	1,826,830

		8,045,886

Equity Real Estate Investment Trusts (REITs) 8.1%
Agree Realty Corp.	1,900	91,124
American Assets Trust, Inc.	7,200	301,248
American Campus Communities, Inc.	22,800	1,085,052
Ashford Hospitality Trust, Inc.	315,700	2,011,009
Bluerock Residential Growth REIT, Inc.	17,600	216,656
Cedar Realty Trust, Inc.	29,800	149,596
Chatham Lodging Trust	5,000	98,750
Chesapeake Lodging Trust	25,400	608,584
CoreSite Realty Corp.	17,800	1,602,890
Cousins Properties, Inc.	185,970	1,537,972
CubeSmart	69,883	1,814,163
CyrusOne, Inc.	4,600	236,762
DCT Industrial Trust, Inc.	46,600	2,242,392
DiamondRock Hospitality Co.	199,600	2,225,540
EastGroup Properties, Inc.	2,600	191,178
Education Realty Trust, Inc.	16,133	659,033
FelCor Lodging Trust, Inc.	18,500	138,935
First Industrial Realty Trust, Inc.	61,800	1,645,734
Franklin Street Properties Corp.	6,500	78,910
GEO Group, Inc. (The)	121,702	5,643,322
Government Properties Income Trust	5,900	123,487
Highwoods Properties, Inc.	18,900	928,557
Hudson Pacific Properties, Inc.	12,500	433,000
InfraREIT, Inc.	21,600	388,800
Kite Realty Group Trust	112,701	2,423,072
National Storage Affiliates Trust	20,200	482,780
NexPoint Residential Trust, Inc.	16,833	406,685
Parkway, Inc.	23,770	472,785
QTS Realty Trust, Inc., Class A	7,100	346,125
RAIT Financial Trust	296,000	947,200
Ramco-Gershenson Properties Trust	16,300	228,526
Retail Opportunity Investments Corp.	82,400	1,732,872
Rexford Industrial Realty, Inc.	36,000	810,720
RLJ Lodging Trust	26,400	620,664
Silver Bay Realty Trust Corp.	39,000	837,330
Summit Hotel Properties, Inc.	134,400	2,147,712
Sun Communities, Inc.	8,400	674,772
Sunstone Hotel Investors, Inc.	104,474	1,601,586
Xenia Hotels & Resorts, Inc.	119,500	2,039,865

		40,225,388

Food & Staples Retailing 0.8%
SpartanNash Co.	85,200	2,981,148
SUPERVALU, Inc.*(a)	109,900	424,214
US Foods Holding Corp.*	15,100	422,498

		3,827,860

Food Products 1.6%
B&G Foods, Inc.(a)	49,740	2,002,035
Darling Ingredients, Inc.*	8,900	129,228
Dean Foods Co.	62,500	1,228,750
Fresh Del Monte Produce, Inc.	29,526	1,748,825
TreeHouse Foods, Inc.*	35,060	2,968,180

		8,077,018

Gas Utilities 1.3%
New Jersey Resources Corp.	52,600	2,082,960
Southwest Gas Holdings, Inc.	30,500	2,528,755
Spire, Inc.	13,700	924,750
WGL Holdings, Inc.	9,900	817,047

		6,353,512

Health Care Equipment & Supplies 1.2%
AngioDynamics, Inc.*	25,800	447,630
CONMED Corp.	43,450	1,929,615
Invacare Corp.	51,800	616,420
Natus Medical, Inc.*	73,541	2,886,484

		5,880,149

Health Care Providers & Services 3.4%
Addus HomeCare Corp.*	19,600	627,200
Community Health Systems, Inc.*	168,100	1,491,047
Cross Country Healthcare, Inc.*	90,400	1,298,144
HealthSouth Corp.	43,142	1,846,909
Kindred Healthcare, Inc.	29,000	242,150
Magellan Health, Inc.*	13,800	952,890
Molina Healthcare, Inc.*(a)	91,704	4,181,702
Owens & Minor, Inc.	84,000	2,906,400
Patterson Cos., Inc.(a)	61,854	2,797,657
WellCare Health Plans, Inc.*	4,300	602,903

		16,947,002

Hotels, Restaurants & Leisure 1.0%
Cracker Barrel Old Country Store, Inc.(a)	9,881	1,573,549
Lindblad Expeditions Holdings, Inc.*	80,952	725,330
Pinnacle Entertainment, Inc.*	14,700	286,944
Red Rock Resorts, Inc., Class A	102,995	2,284,429
Speedway Motorsports, Inc.	4,400	82,896

		4,953,148

Household Durables 0.5%
Beazer Homes USA, Inc.*	63,400	769,042
Libbey, Inc.	33,900	494,262
Lifetime Brands, Inc.	45,800	920,580
NACCO Industries, Inc., Class A	3,200	223,360

		2,407,244

Household Products 0.8%
Central Garden & Pet Co., Class A*	114,900	3,989,328

Independent Power and Renewable Electricity Producers 0.6%
Ormat Technologies, Inc.	35,400	2,020,632
TerraForm Global, Inc., Class A*	218,700	1,049,760

		3,070,392

Insurance 3.1%
American Equity Investment Life Holding Co.	160,200	3,785,526
AmTrust Financial Services, Inc.(a)	31,012	572,482
Aspen Insurance Holdings Ltd.	15,900	827,595
Assured Guaranty Ltd.	12,200	452,742
CNO Financial Group, Inc.	127,900	2,621,950
Federated National Holding Co.	21,500	374,745
First American Financial Corp.	30,300	1,190,184
Horace Mann Educators Corp.	2,200	90,310
Kinsale Capital Group, Inc.	9,500	304,380
Maiden Holdings Ltd.	47,500	665,000
ProAssurance Corp.	30,414	1,832,443
Selective Insurance Group, Inc.	20,100	947,715
Stewart Information Services Corp.	31,900	1,409,342
United Fire Group, Inc.	3,800	162,526
Universal Insurance Holdings, Inc.	2,700	66,150

		15,303,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 0.8%
Bankrate, Inc.*	24,500	$236,425
Bazaarvoice, Inc.*	124,700	536,210
Criteo SA,ADR-FR*(a)	35,702	1,784,743
Limelight Networks, Inc.*	178,800	461,304
RetailMeNot, Inc.*	107,400	869,940

		3,888,622

IT Services 1.0%
CSRA, Inc.	71,047	2,080,967
Sykes Enterprises, Inc.*	51,400	1,511,160
Unisys Corp.*(a)	103,200	1,439,640

		5,031,767

Leisure Products 0.1%
Acushnet Holdings Corp.*	14,600	252,288
JAKKS Pacific, Inc.*(a)	74,200	408,100

		660,388

Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A*	14,656	2,921,527

Machinery 3.8%
Columbus McKinnon Corp.	28,400	704,888
FreightCar America, Inc.	9,900	124,047
Global Brass & Copper Holdings, Inc.	95,800	3,295,520
Hurco Cos., Inc.	2,700	83,970
Hyster-Yale Materials Handling, Inc.	8,900	501,871
John Bean Technologies Corp.	22,210	1,953,370
Kadant, Inc.	45,411	2,695,143
Kennametal, Inc.	8,200	321,686
Meritor, Inc.*(a)	139,000	2,381,070
Mueller Industries, Inc.	54,419	1,862,762
WELBILT, Inc.*	86,154	1,691,203
Woodward, Inc.	51,474	3,496,114

		19,111,644

Media 0.4%
Sinclair Broadcast Group, Inc., Class A	37,600	1,522,800
tronc, Inc.*(a)	47,200	657,024

		2,179,824

Metals & Mining 1.0%
AK Steel Holding Corp.*	325,800	2,342,502
Cliffs Natural Resources, Inc.*	95,800	786,518
Commercial Metals Co.	11,100	212,343
Compass Minerals International, Inc.(a)	24,229	1,643,938
Ryerson Holding Corp.*	3,700	46,620
Schnitzer Steel Industries, Inc., Class A	8,900	183,785

		5,215,706

Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	8,300	149,815
Blackstone Mortgage Trust, Inc., Class A	56,367	1,745,122
Capstead Mortgage Corp.	225,900	2,380,986
Redwood Trust, Inc.	130,300	2,164,283

		6,440,206

Multi-Utilities 1.2%
Black Hills Corp.(a)	37,341	2,482,056
NorthWestern Corp.	55,661	3,267,301
Unitil Corp.	7,000	315,210

		6,064,567

Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	624,100	1,260,682
Bill Barrett Corp.*	142,900	650,195
Clayton Williams Energy, Inc.*(a)	6,900	911,352
Delek US Holdings, Inc.	89,400	2,169,738
Denbury Resources, Inc.*	423,900	1,093,662
Eclipse Resources Corp.*	170,600	433,324
EP Energy Corp., Class A*(a)	95,500	453,625
Green Plains, Inc.(a)	11,900	294,525
Infinity Bio-Energy Ltd.*(b)(c)	155,500	0
Oasis Petroleum, Inc.*	31,700	452,042
Pacific Ethanol, Inc.*	55,600	380,860
Renewable Energy Group, Inc.*(a)	16,878	176,375
REX American Resources Corp.*	2,100	190,029
SemGroup Corp., Class A	44,200	1,591,200
Westmoreland Coal Co.*	67,400	978,648
World Fuel Services Corp.	6,000	217,500

		11,253,757

Paper & Forest Products 0.4%
P.H. Glatfelter Co.	14,600	317,404
Schweitzer-Mauduit International, Inc.	37,100	1,536,682

		1,854,086

Pharmaceuticals 0.6%
Amphastar Pharmaceuticals, Inc.*(a)	18,900	274,050
Impax Laboratories, Inc.*(a)	3,100	39,215
Lannett Co., Inc.*(a)	8,200	183,270
Medicines Co. (The)*(a)	14,700	718,830
Pacira Pharmaceuticals, Inc.*	34,658	1,580,405
Revance Therapeutics, Inc.*	14,600	303,680

		3,099,450

Professional Services 1.2%
Acacia Research Corp.*	127,300	731,975
Heidrick & Struggles International, Inc.	16,700	440,045
Kelly Services, Inc., Class A	56,000	1,224,160
TriNet Group, Inc.*	37,800	1,092,420
TrueBlue, Inc.*	83,300	2,278,255

		5,766,855

Real Estate Management & Development 0.9%
Colliers International Group, Inc.	61,830	2,918,376
Howard Hughes Corp. (The)*	13,799	1,617,933

		4,536,309

Road & Rail 1.9%
ArcBest Corp.	122,800	3,192,800
Genesee & Wyoming, Inc., Class A*	30,737	2,085,813
Roadrunner Transportation Systems, Inc.*	88,100	605,247
Werner Enterprises, Inc.	75,156	1,969,087
YRC Worldwide, Inc.*	147,700	1,626,177

		9,479,124

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	24,200	352,110
Alpha & Omega Semiconductor Ltd.*	60,453	1,039,187
Amkor Technology, Inc.*	185,700	2,152,263
Cypress Semiconductor Corp.(a)	196,798	2,707,940
First Solar, Inc.*	9,700	262,870
IXYS Corp.	141,500	2,058,825
Ultra Clean Holdings, Inc.*	159,400	2,689,078
Xcerra Corp.*	52,000	462,280

		11,724,553

Software 2.5%
A10 Networks, Inc.*	42,400	387,960
MicroStrategy, Inc., Class A*	9,953	1,869,173
PTC, Inc.*	64,396	3,384,010
QAD, Inc., Class A	12,800	356,480
RingCentral, Inc., Class A*	5,200	147,160
Rubicon Project, Inc. (The)*	20,800	122,512
Take-Two Interactive Software, Inc.*	50,600	2,999,062
TiVo Corp.	182,727	3,426,131

		12,692,488

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 2.2%
Caleres, Inc.	30,200	$797,884
Children’s Place, Inc. (The)	20,800	2,497,040
Office Depot, Inc.	722,500	3,370,463
Pier 1 Imports, Inc.	119,500	855,620
Sally Beauty Holdings, Inc.*	82,639	1,689,141
Tailored Brands, Inc.	113,800	1,700,172

		10,910,320

Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.	24,086	2,162,923
Iconix Brand Group, Inc.*	222,500	1,673,200
Movado Group, Inc.	10,700	266,965
Oxford Industries, Inc.(a)	34,965	2,002,096
Perry Ellis International, Inc.*	20,600	442,488
Steven Madden Ltd.*	51,403	1,981,585

		8,529,257

Thrifts & Mortgage Finance 1.9%
Charter Financial Corp.	21,600	424,872
Dime Community Bancshares, Inc.	39,500	801,850
First Defiance Financial Corp.	8,100	401,031
Flagstar Bancorp, Inc.*	23,557	664,072
HomeStreet, Inc.*	17,500	489,125
Meta Financial Group, Inc.	17,500	1,548,750
MGIC Investment Corp.*	64,400	652,372
PennyMac Financial Services, Inc., Class A	70,800	1,207,140
Provident Financial Holdings, Inc.	4,800	89,520
Provident Financial Services, Inc.	13,800	356,730
United Community Financial Corp.	21,000	175,140
Walker & Dunlop, Inc.*	66,800	2,784,892
WSFS Financial Corp.	2,700	124,065

		9,719,559

Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	2,300	142,255
DXP Enterprises, Inc.*	22,900	867,223
MRC Global, Inc.*	126,500	2,318,745
Titan Machinery, Inc.*	30,000	460,200

		3,788,423

Water Utilities 0.2%
Artesian Resources Corp., Class A	3,300	107,448
California Water Service Group	12,500	448,125
Consolidated Water Co. Ltd.	28,700	334,355

		889,928

Total Common Stocks (cost $380,082,052)		488,003,320

Master Limited Partnership 0.3%

	Shares	Market Value
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP,	21,853	1,481,852

Total Master Limited Partnership (cost $1,356,692)		1,481,852

Repurchase Agreements 4.0%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $2,000,135, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $2,040,000.(d)	$2,000,000	2,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,000,270, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $4,080,000.(d)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $8,727,987, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $8,901,946.(d)	8,727,398	8,727,398
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $5,000,749, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $5,100,079.(d)	5,000,000	5,000,000

Total Repurchase Agreements (cost $19,727,398)		19,727,398

Total Investments (cost $401,166,142) (e) — 102.0%		509,212,570
Liabilities in excess of other assets — (2.0)%		(9,899,914)

NET ASSETS — 100.0%		$499,312,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $23,142,279, which was collateralized by repurchase agreements with a total value of $19,727,398 and $4,147,683 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/06/17 – 05/15/45, a total value of $23,875,081.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $19,727,398.
(e)	At March 31, 2017, the tax basis cost of the Fund’s investments was $402,419,459, tax unrealized appreciation and depreciation were $118,479,339 and $(11,686,228), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
FR	France
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
45	Russell 2000 Mini Future	06/16/17	$3,114,900	$35,089

At March 31, 2017 the fund had $ 315,000 segregated as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,565,257	$—	$—	$9,565,257
Air Freight & Logistics	1,558,145	—	—	1,558,145
Airlines	3,396,079	—	—	3,396,079
Auto Components	6,754,623	—	—	6,754,623
Banks	91,108,849	—	—	91,108,849
Biotechnology	7,237,843	—	—	7,237,843
Building Products	9,732,085	—	—	9,732,085
Capital Markets	10,203,955	—	—	10,203,955
Chemicals	9,634,468	—	—	9,634,468
Commercial Services & Supplies	17,724,507	—	—	17,724,507
Communications Equipment	7,812,155	—	—	7,812,155
Construction & Engineering	4,860,322	—	—	4,860,322
Construction Materials	2,403,393	—	—	2,403,393
Consumer Finance	4,070,531	—	—	4,070,531
Containers & Packaging	174,852	—	—	174,852
Diversified Consumer Services	4,014,270	—	—	4,014,270
Diversified Financial Services	288,400	—	—	288,400
Diversified Telecommunication Services	502,440	—	—	502,440
Electric Utilities	8,841,683	—	—	8,841,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$3,164,585	$—	$—	$3,164,585
Electronic Equipment, Instruments & Components	20,116,501	—	—	20,116,501
Energy Equipment & Services	8,045,886	—	—	8,045,886
Equity Real Estate Investment Trusts (REITs)	40,225,388	—	—	40,225,388
Food & Staples Retailing	3,827,860	—	—	3,827,860
Food Products	8,077,018	—	—	8,077,018
Gas Utilities	6,353,512	—	—	6,353,512
Health Care Equipment & Supplies	5,880,149	—	—	5,880,149
Health Care Providers & Services	16,947,002	—	—	16,947,002
Hotels, Restaurants & Leisure	4,953,148	—	—	4,953,148
Household Durables	2,407,244	—	—	2,407,244
Household Products	3,989,328	—	—	3,989,328
Independent Power and Renewable Electricity Producers	3,070,392	—	—	3,070,392
Insurance	15,303,090	—	—	15,303,090
Internet Software & Services	3,888,622	—	—	3,888,622
IT Services	5,031,767	—	—	5,031,767
Leisure Products	660,388	—	—	660,388
Life Sciences Tools & Services	2,921,527	—	—	2,921,527
Machinery	19,111,644	—	—	19,111,644
Media	2,179,824	—	—	2,179,824
Metals & Mining	5,215,706	—	—	5,215,706
Mortgage Real Estate Investment Trusts (REITs)	6,440,206	—	—	6,440,206
Multi-Utilities	6,064,567	—	—	6,064,567
Oil, Gas & Consumable Fuels	11,253,757	—	—	11,253,757
Paper & Forest Products	1,854,086	—	—	1,854,086
Pharmaceuticals	3,099,450	—	—	3,099,450
Professional Services	5,766,855	—	—	5,766,855
Real Estate Management & Development	4,536,309	—	—	4,536,309
Road & Rail	9,479,124	—	—	9,479,124
Semiconductors & Semiconductor Equipment	11,724,553	—	—	11,724,553
Software	12,692,488	—	—	12,692,488
Specialty Retail	10,910,320	—	—	10,910,320
Textiles, Apparel & Luxury Goods	8,529,257	—	—	8,529,257
Thrifts & Mortgage Finance	9,719,559	—	—	9,719,559
Trading Companies & Distributors	3,788,423	—	—	3,788,423
Water Utilities	889,928	—	—	889,928

Total Common Stocks	$488,003,320	$—	$—	$488,003,320

Futures Contracts	35,089	—	—	35,089
Master Limited Partnership	1,481,852	—	—	1,481,852
Repurchase Agreements	—	19,727,398	—	19,727,398

Total	$489,520,261	$19,727,398	$—	$509,247,659

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2017, the Fund held one common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$35,089

Total		$35,089

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 98.2%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)(b)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
IMMOFINANZ AG*(a)(b)	103,675	0

BERMUDA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)(b)	94,500	0

CANADA 0.8%
Beverages 0.1%
Cott Corp.	43,369	536,041

Chemicals 0.1%
Methanex Corp.(c)	10,470	491,043

Internet Software & Services 0.6%
Shopify, Inc., Class A*	25,052	1,705,791

Textiles, Apparel & Luxury Goods 0.0%†
Canada Goose Holdings, Inc.*	4,290	68,468

		2,801,343

GREECE 0.2%
Oil, Gas & Consumable Fuels 0.2%
Aegean Marine Petroleum Network, Inc.	60,759	732,146

ISRAEL 0.8%
Electronic Equipment, Instruments & Components 0.3%
Orbotech Ltd.*	31,200	1,006,200

Internet Software & Services 0.3%
Wix.com Ltd.*	14,560	988,624

Semiconductors & Semiconductor Equipment 0.2%
Tower Semiconductor Ltd.*(c)	49,593	1,143,119

		3,137,943

MONACO 0.2%
Marine 0.1%
Costamare, Inc.	64,269	428,032

Oil, Gas & Consumable Fuels 0.1%
GasLog Ltd.	31,648	485,796

		913,828

NORWAY 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Frontline Ltd.(c)	20,000	134,800

PUERTO RICO 0.5%
Banks 0.5%
First BanCorp*	138,331	781,570
Popular, Inc.	25,145	1,024,156

		1,805,726

Health Care Providers & Services 0.0%†
Triple-S Management Corp., Class B*	3,000	52,710

		1,858,436

SINGAPORE 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc.*	9,351	190,012

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Silicon Motion Technology Corp., ADR	16,000	748,000

UNITED KINGDOM 0.1%
Food Products 0.1%
Nomad Foods Ltd.*(c)	41,400	474,030

UNITED STATES 95.3%
Aerospace & Defense 2.5%
Aerovironment, Inc.*(c)	32,400	908,172
BWX Technologies, Inc.	19,460	926,296
Curtiss-Wright Corp.	7,407	675,963
Ducommun, Inc.*	24,100	693,839
HEICO Corp.(c)	12,530	1,092,616
Kratos Defense & Security Solutions, Inc.*	3,778	29,393
Mercury Systems, Inc.*(c)	35,240	1,376,122
Moog, Inc., Class A*	30,065	2,024,878
Triumph Group, Inc.(c)	39,613	1,020,035
Vectrus, Inc.*	26,661	595,873

		9,343,187

Air Freight & Logistics 1.4%
Atlas Air Worldwide Holdings, Inc.*	43,220	2,396,549
Hub Group, Inc., Class A*	20,427	947,813
Park-Ohio Holdings Corp.	19,473	700,054
Radiant Logistics, Inc.*	20,000	100,000
XPO Logistics, Inc.*	23,400	1,120,626

		5,265,042

Airlines 0.8%
Hawaiian Holdings, Inc.*	9,020	418,979
SkyWest, Inc.	58,905	2,017,496
Spirit Airlines, Inc.*	11,700	620,919

		3,057,394

Auto Components 2.2%
Cooper-Standard Holdings, Inc.*	7,825	868,027
Dana, Inc.	32,000	617,920
Goodyear Tire & Rubber Co. (The)	16,480	593,280
Horizon Global Corp.*	29,487	409,280
LCI Industries	6,770	675,646
Modine Manufacturing Co.*	133,351	1,626,882
Spartan Motors, Inc.	59,290	474,320
Standard Motor Products, Inc.	9,200	452,088
Stoneridge, Inc.*	40,264	730,389
Tower International, Inc.	22,287	603,978
Visteon Corp.	9,640	944,238

		7,996,048

Banks 13.7%
BancFirst Corp.	13,030	1,171,397
Bank of Marin Bancorp	4,196	270,013
Berkshire Hills Bancorp, Inc.	71,158	2,565,245
Brookline Bancorp, Inc.	58,199	910,814
Camden National Corp.	17,899	788,272
Capital City Bank Group, Inc.	6,043	129,260
Central Pacific Financial Corp.	57,668	1,761,180
Central Valley Community Bancorp	13,222	271,051
Chemical Financial Corp.	13,144	672,316
Chemung Financial Corp.	1,400	55,300
Civista Bancshares, Inc.	34,271	759,445
Community Trust Bancorp, Inc.	8,440	386,130
East West Bancorp, Inc.	18,904	975,635
Enterprise Financial Services Corp.	18,419	780,966
Farmers Capital Bank Corp.(c)	3,940	159,176
FCB Financial Holdings, Inc., Class A*	6,954	344,571
Fidelity Southern Corp.	17,810	398,588
Financial Institutions, Inc.	5,804	191,242
First Bancorp	23,300	682,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Banks (continued)
First Busey Corp.	53,780	$1,581,132
First Business Financial Services, Inc.	8,962	232,654
First Community Bancshares, Inc.	2,167	54,110
First Connecticut Bancorp, Inc.	22,763	564,522
First Financial Bancorp	87,447	2,400,419
First Horizon National Corp.	23,000	425,500
First Internet Bancorp	22,788	672,246
First Merchants Corp.	26,975	1,060,657
First Midwest Bancorp, Inc.	98,828	2,340,246
Franklin Financial Network, Inc.*	16,717	647,784
Fulton Financial Corp.	41,136	734,278
Great Southern Bancorp, Inc.	600	30,300
Great Western Bancorp, Inc.	11,529	488,945
Hancock Holding Co.	20,600	938,330
Hanmi Financial Corp.	22,903	704,267
Heartland Financial USA, Inc.	13,600	679,320
Heritage Commerce Corp.	6,136	86,518
IBERIABANK Corp.	29,399	2,325,460
Independent Bank Group, Inc.	22,192	1,426,946
Investors Bancorp, Inc.	40,700	585,266
Lakeland Financial Corp.	10,310	444,567
MB Financial, Inc.	4,500	192,690
Mercantile Bank Corp.	2,000	68,800
MidWestOne Financial Group, Inc.	8,911	305,558
National Commerce Corp.*	5,603	205,070
Old National Bancorp	46,565	807,903
Pacific Premier Bancorp, Inc.*	18,975	731,486
Park National Corp.	548	57,650
Peoples Bancorp, Inc.	24,748	783,522
Pinnacle Financial Partners, Inc.	16,238	1,079,015
Preferred Bank	18,700	1,003,442
Prosperity Bancshares, Inc.	6,000	418,260
QCR Holdings, Inc.	8,400	355,740
Shore Bancshares, Inc.	4,486	74,961
Southside Bancshares, Inc.	14,193	476,459
Sterling Bancorp	69,625	1,650,113
Synovus Financial Corp.	8,100	332,262
TCF Financial Corp.	21,616	367,904
Texas Capital Bancshares, Inc.*	12,250	1,022,263
TriCo Bancshares	38,485	1,367,372
TriState Capital Holdings, Inc.*	51,851	1,210,721
UMB Financial Corp.	1,400	105,434
United Community Banks, Inc.	19,500	539,955
Univest Corp. of Pennsylvania	22,900	593,110
Washington Trust Bancorp, Inc.	9,700	478,210
WesBanco, Inc.	38,800	1,478,668
Western Alliance Bancorp*	46,930	2,303,793
Wintrust Financial Corp.	10,988	759,491
Zions Bancorp	13,100	550,200

		51,016,577

Biotechnology 1.8%
ACADIA Pharmaceuticals, Inc.*	6,720	231,034
Acorda Therapeutics, Inc.*	63,516	1,333,835
Conatus Pharmaceuticals, Inc.*	71,616	413,224
Eagle Pharmaceuticals, Inc.*(c)	7,373	611,517
Emergent BioSolutions, Inc.*	18,613	540,522
Exelixis, Inc.*	16,770	363,406
Five Prime Therapeutics, Inc.*	5,040	182,196
Infinity Pharmaceuticals, Inc.*	55,200	178,296
Kite Pharma, Inc.*	4,900	384,601
Ligand Pharmaceuticals, Inc.*(c)	3,690	390,550
Momenta Pharmaceuticals, Inc.*	32,843	438,454
PTC Therapeutics, Inc.*	15,100	148,584
Repligen Corp.*	23,005	809,775
Ultragenyx Pharmaceutical, Inc.*	8,075	547,324
Verastem, Inc.*(c)	8,168	16,908

		6,590,226

Building Products 1.1%
A.O. Smith Corp.	10,350	529,506
Armstrong Flooring, Inc.*	30,000	552,600
Continental Building Products, Inc.*	22,323	546,914
Lennox International, Inc.	6,673	1,116,392
Masonite International Corp.*	2,970	235,373
NCI Building Systems, Inc.*	34,420	590,303
Ply Gem Holdings, Inc.*	24,600	484,620

		4,055,708

Capital Markets 2.0%
Evercore Partners, Inc., Class A	11,280	878,712
Financial Engines, Inc.	13,640	594,022
Hamilton Lane, Inc., Class A*	4,389	81,943
Hercules Capital, Inc.	37,050	560,567
INTL. FCStone, Inc.*	2,926	111,071
MarketAxess Holdings, Inc.	8,701	1,631,349
Medley Capital Corp.(c)	109,217	839,879
OM Asset Management plc	30,408	459,769
Oppenheimer Holdings, Inc., Class A	4,600	78,660
Solar Capital Ltd.	31,829	719,654
TCP Capital Corp.	40,359	703,054
TriplePoint Venture Growth BDC Corp.(c)	39,719	553,683

		7,212,363

Chemicals 1.3%
American Vanguard Corp.	33,837	561,694
Ferro Corp.*	41,126	624,704
Ingevity Corp.*	9,560	581,726
Innophos Holdings, Inc.	12,000	647,640
Kraton Corp.*	24,106	745,358
Minerals Technologies, Inc.	5,678	434,935
OMNOVA Solutions, Inc.*	33,504	331,690
TerraVia Holdings, Inc.*(c)	139,571	101,119
Trinseo SA	11,980	803,857

		4,832,723

Commercial Services & Supplies 1.0%
ACCO Brands Corp.*	62,400	820,560
ARC Document Solutions, Inc.*	23,375	80,644
CECO Environmental Corp.	12,168	127,886
Ennis, Inc.	27,567	468,639
Essendant, Inc.	48,188	730,048
InnerWorkings, Inc.*	34,622	344,835
Quad/Graphics, Inc.	43,172	1,089,661

		3,662,273

Communications Equipment 2.7%
ADTRAN, Inc.	81,946	1,700,380
Bel Fuse, Inc., Class B	24,476	625,362
Calix, Inc.*	78,621	570,002
Digi International, Inc.*	33,806	402,291

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Communications Equipment (continued)
EMCORE Corp.	67,532	$607,788
Finisar Corp.*	41,003	1,121,022
Harmonic, Inc.*	241,346	1,436,009
KVH Industries, Inc.*	18,700	157,080
NETGEAR, Inc.*	8,600	426,130
PC-Tel, Inc.*	3,500	24,920
ShoreTel, Inc.*	101,067	621,562
Sonus Networks, Inc.*	137,937	909,005
Viavi Solutions, Inc.*	142,749	1,530,269

		10,131,820

Construction & Engineering 2.1%
Ameresco, Inc., Class A*	39,636	259,616
Dycom Industries, Inc.*	15,830	1,471,398
Granite Construction, Inc.	26,430	1,326,522
KBR, Inc.	12,300	184,869
MasTec, Inc.*	44,250	1,772,212
Northwest Pipe Co.*	2,750	43,203
Orion Group Holdings, Inc.*	107,722	804,683
Quanta Services, Inc.*	19,400	719,934
Tutor Perini Corp.*	32,561	1,035,440

		7,617,877

Construction Materials 0.4%
Eagle Materials, Inc.	4,870	473,072
Summit Materials, Inc., Class A*	41,475	1,024,847

		1,497,919

Consumer Finance 1.0%
Encore Capital Group, Inc.*(c)	24,727	761,592
Enova International, Inc.*	58,538	869,289
EZCORP, Inc., Class A*	51,700	421,355
Green Dot Corp., Class A*	37,200	1,240,992
SLM Corp.*	46,550	563,255

		3,856,483

Containers & Packaging 0.5%
Berry Plastics Group, Inc.*	21,185	1,028,955
Greif, Inc., Class A	11,600	639,044

		1,667,999

Distributors 0.6%
Pool Corp.	15,730	1,877,061
VOXX International Corp.*	46,925	244,010

		2,121,071

Diversified Consumer Services 1.6%
Bridgepoint Education, Inc.*	22,700	242,209
Bright Horizons Family Solutions, Inc.*	12,426	900,761
Capella Education Co.	4,400	374,110
Career Education Corp.*	22,391	194,802
Carriage Services, Inc.	21,600	585,792
DeVry Education Group, Inc.	69,207	2,453,388
K12, Inc.*	53,801	1,030,289

		5,781,351

Diversified Financial Services 0.2%
Capitol Acquisition Corp. III*	54,300	572,865

Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc.*(c)	6,200	142,042
Intelsat SA*	23,000	95,450

		237,492

Electric Utilities 1.6%
ALLETE, Inc.	12,368	837,437
IDACORP, Inc.	13,274	1,101,211
PNM Resources, Inc.	59,735	2,210,195
Portland General Electric Co.	39,490	1,754,146

		5,902,989

Electrical Equipment 0.4%
American Superconductor Corp.*(c)	49,545	339,879
General Cable Corp.	32,133	576,787
LSI Industries, Inc.	12,535	126,478
Powell Industries, Inc.	12,789	440,453

		1,483,597

Electronic Equipment, Instruments & Components 2.9%
Agilysys, Inc.*	3,000	28,350
Anixter International, Inc.*	7,400	586,820
Belden, Inc.	7,200	498,168
Benchmark Electronics, Inc.*	29,178	927,860
Cognex Corp.	13,800	1,158,510
Coherent, Inc.*	6,530	1,342,830
Control4 Corp.*	105,674	1,668,593
Daktronics, Inc.	60,700	573,615
Electro Scientific Industries, Inc.*	31,200	217,464
Insight Enterprises, Inc.*	25,114	1,031,934
Jabil Circuit, Inc.	28,900	835,788
Littelfuse, Inc.	5,790	925,879
Maxwell Technologies, Inc.*(c)	82,872	481,486
PC Connection, Inc.	9,281	276,481
Radisys Corp.*	43,300	173,200

		10,726,978

Energy Equipment & Services 1.4%
Archrock, Inc.	38,907	482,447
Aspen Aerogels, Inc.*	5,300	21,995
Exterran Corp.*	34,473	1,084,175
Gulf Island Fabrication, Inc.	24,273	280,353
Independence Contract Drilling, Inc.*	43,604	240,258
Matrix Service Co.*	56,201	927,317
Newpark Resources, Inc.*	49,701	402,578
Patterson-UTI Energy, Inc.	40,505	983,056
RPC, Inc.(c)	23,650	433,032
US Silica Holdings, Inc.	8,511	408,443

		5,263,654

Equity Real Estate Investment Trusts (REITs) 4.9%
American Assets Trust, Inc.	16,694	698,477
Apartment Investment & Management Co., Class A	11,700	518,895
Ashford Hospitality Trust, Inc.	107,867	687,113
Brixmor Property Group, Inc.	12,900	276,834
Camden Property Trust	7,600	611,496
CBL & Associates Properties, Inc.	54,835	523,126
Chesapeake Lodging Trust	65,347	1,565,713
Clipper Realty, Inc.*	10,421	133,597
Columbia Property Trust, Inc.	34,400	765,400
CoreCivic, Inc.	15,700	493,294
DCT Industrial Trust, Inc.	30,035	1,445,284
DDR Corp.	28,900	362,117
DiamondRock Hospitality Co.	127,291	1,419,295
Douglas Emmett, Inc.	8,577	329,357
Education Realty Trust, Inc.	11,409	466,058
EPR Properties	7,943	584,843
Equity Commonwealth*	24,500	764,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust, Inc.	11,300	$367,250
Hersha Hospitality Trust	47,027	883,637
iStar, Inc.*	62,042	732,096
LTC Properties, Inc.	12,500	598,750
Mack-Cali Realty Corp.	15,200	409,488
One Liberty Properties, Inc.	9,971	232,923
Paramount Group, Inc.	30,900	500,889
Preferred Apartment Communities, Inc., Class A	46,836	618,704
Rayonier, Inc.	31,717	898,860
Summit Hotel Properties, Inc.	72,881	1,164,638
Tanger Factory Outlet Centers, Inc.	15,400	504,658

		18,557,682

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	39,759	1,506,867
SpartanNash Co.	29,556	1,034,164
SUPERVALU, Inc.*	80,100	309,186
United Natural Foods, Inc.*	34,740	1,501,810

		4,352,027

Food Products 0.2%
Sanderson Farms, Inc.	6,100	633,424

Gas Utilities 1.0%
Northwest Natural Gas Co.	20,531	1,213,382
ONE Gas, Inc.	20,838	1,408,649
Southwest Gas Holdings, Inc.	11,359	941,775

		3,563,806

Health Care Equipment & Supplies 3.8%
ABIOMED, Inc.*	9,913	1,241,108
Analogic Corp.	12,900	979,110
AngioDynamics, Inc.*	63,332	1,098,810
Cantel Medical Corp.	19,855	1,590,386
Exactech, Inc.*	1,644	41,429
Glaukos Corp.*	6,600	338,580
ICU Medical, Inc.*	3,820	583,314
Inogen, Inc.*	7,176	556,571
Integra LifeSciences Holdings Corp.*	17,988	757,834
Masimo Corp.*	8,440	787,114
Neogen Corp.*	3,740	245,157
NuVasive, Inc.*	21,749	1,624,215
NxStage Medical, Inc.*	18,740	502,794
Penumbra, Inc.*	8,080	674,276
RTI Surgical, Inc.*	41,280	165,120
SeaSpine Holdings Corp.*	1,742	13,675
Spectranetics Corp. (The)*	19,900	579,588
West Pharmaceutical Services, Inc.	14,607	1,192,077
Wright Medical Group NV*	35,470	1,103,826

		14,074,984

Health Care Providers & Services 2.1%
AAC Holdings, Inc.*	9,968	85,027
Addus HomeCare Corp.*	5,500	176,000
AMN Healthcare Services, Inc.*	17,900	726,740
Ensign Group, Inc. (The)	34,514	648,863
Fulgent Genetics, Inc.*(c)	53,255	581,545
HealthEquity, Inc.*	19,310	819,710
HealthSouth Corp.	16,300	697,803
LHC Group, Inc.*	1,200	64,680
Magellan Health, Inc.*	24,415	1,685,855
Owens & Minor, Inc.	41,875	1,448,875
WellCare Health Plans, Inc.*	5,960	835,652

		7,770,750

Health Care Technology 0.9%
Cotiviti Holdings, Inc.*	13,310	554,095
Evolent Health, Inc., Class A*	29,440	656,512
Veeva Systems, Inc., Class A*(c)	33,838	1,735,213
Vocera Communications, Inc.*	7,900	196,157

		3,141,977

Hotels, Restaurants & Leisure 1.8%
Biglari Holdings, Inc.*	700	302,386
Bloomin’ Brands, Inc.	23,900	471,547
Dave & Buster’s Entertainment, Inc.*	14,885	909,325
Del Taco Restaurants, Inc.*	49,614	657,882
Jack in the Box, Inc.	5,040	512,669
Marriott Vacations Worldwide Corp.	7,300	729,489
Papa John’s International, Inc.	6,335	507,053
Penn National Gaming, Inc.*	32,589	600,615
Red Rock Resorts, Inc., Class A	16,170	358,651
Vail Resorts, Inc.	8,220	1,577,417

		6,627,034

Household Durables 0.3%
Bassett Furniture Industries, Inc.	1,600	43,040
Century Communities, Inc.*	32,337	821,360
iRobot Corp.*	4,270	282,418
Lifetime Brands, Inc.	1,983	39,858

		1,186,676

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc.*	32,319	254,027

Insurance 5.5%
Ambac Financial Group, Inc.*	30,261	570,722
American Equity Investment Life Holding Co.	61,700	1,457,971
American Financial Group, Inc.	8,689	829,104
AMERISAFE, Inc.	10,117	656,593
Argo Group International Holdings Ltd.	26,744	1,813,243
Assurant, Inc.	4,770	456,346
Baldwin & Lyons, Inc., Class B	100	2,445
CNO Financial Group, Inc.	98,426	2,017,733
EMC Insurance Group, Inc.	11,361	318,790
Employers Holdings, Inc.	44,769	1,698,984
Federated National Holding Co.	100	1,743
Hallmark Financial Services, Inc.*	17,069	188,612
Hanover Insurance Group, Inc. (The)	11,992	1,080,000
Heritage Insurance Holdings, Inc.	90,987	1,161,904
James River Group Holdings Ltd.	13,900	595,754
Maiden Holdings Ltd.	32,244	451,416
National General Holdings Corp.	20,049	476,364
Navigators Group, Inc. (The)	28,072	1,524,310
Primerica, Inc.	7,520	618,144
Reinsurance Group of America, Inc.	17,650	2,241,196
Stewart Information Services Corp.	37,431	1,653,702
Validus Holdings Ltd.	14,882	839,196

		20,654,272

Internet & Direct Marketing Retail 0.1%
FTD Cos., Inc.*	10,041	202,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Internet Software & Services 1.8%
2U, Inc.*	10,120	$401,359
Bazaarvoice, Inc.*	150,898	648,861
GTT Communications, Inc.*	28,038	682,725
j2 Global, Inc.	11,945	1,002,305
Limelight Networks, Inc.*	110,610	285,374
Liquidity Services, Inc.*	40,950	327,600
LogMeIn, Inc.	13,300	1,296,751
Marin Software, Inc.*(c)	33,479	60,262
MuleSoft, Inc., Class A*	3,270	79,559
Q2 Holdings, Inc.*	25,060	873,341
QuinStreet, Inc.*	58,491	228,115
RetailMeNot, Inc.*	88,279	715,060
YuMe, Inc.*	21,182	86,634

		6,687,946

IT Services 0.9%
Convergys Corp.	20,276	428,837
Everi Holdings, Inc.*	114,014	546,127
NCI, Inc., Class A	4,000	60,200
Unisys Corp.*(c)	90,859	1,267,484
Virtusa Corp.*	14,300	432,146
WEX, Inc.*	5,010	518,535

		3,253,329

Leisure Products 0.3%
Black Diamond, Inc.*(c)	29,310	159,740
Brunswick Corp.	12,900	789,480
Callaway Golf Co.	8,000	88,560
Johnson Outdoors, Inc., Class A	4,308	157,242

		1,195,022

Life Sciences Tools & Services 0.9%
Cambrex Corp.*	9,570	526,829
Enzo Biochem, Inc.*	87,017	728,332
Luminex Corp.	19,600	360,052
PRA Health Sciences, Inc.*	16,370	1,067,815
VWR Corp.*	17,587	495,953

		3,178,981

Machinery 3.0%
AGCO Corp.	7,300	439,314
Astec Industries, Inc.	9,690	595,887
Commercial Vehicle Group, Inc.*	94,839	642,060
EnPro Industries, Inc.	8,400	597,744
Harsco Corp.*	78,202	997,075
Hyster-Yale Materials Handling, Inc.	14,913	840,944
John Bean Technologies Corp.	17,300	1,521,534
Kadant, Inc.	8,100	480,735
Lincoln Electric Holdings, Inc.	9,860	856,440
Manitex International, Inc.*(c)	21,420	143,514
Middleby Corp. (The)*	5,965	813,924
Mueller Water Products, Inc., Class A	39,880	471,382
Navistar International Corp.*(c)	27,800	684,436
RBC Bearings, Inc.*	10,330	1,002,939
REV Group, Inc.*	6,340	174,794
SPX Corp.*	31,887	773,260
Terex Corp.	4,700	147,580
Xerium Technologies, Inc.*	2,799	17,914

		11,201,476

Media 1.2%
John Wiley & Sons, Inc., Class A	1,400	75,320
Lee Enterprises, Inc.*	10,553	27,438
Live Nation Entertainment, Inc.*	19,089	579,733
Madison Square Garden Co. (The), Class A*	2,469	493,084
Scholastic Corp.	27,875	1,186,639
Time, Inc.	100,521	1,945,081
Townsquare Media, Inc., Class A*	8,860	107,915

		4,415,210

Metals & Mining 0.4%
Cliffs Natural Resources, Inc.*	13,250	108,783
Ferroglobe plc	65,018	671,635
Materion Corp.	1,800	60,390
Olympic Steel, Inc.	25,097	465,800
Ryerson Holding Corp.*	8,996	113,350

		1,419,958

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Arbor Realty Trust, Inc.	35,020	293,468
Cherry Hill Mortgage Investment Corp.	20,853	356,378
Redwood Trust, Inc.	51,175	850,016

		1,499,862

Multiline Retail 0.4%
Ollie’s Bargain Outlet Holdings, Inc.*	38,620	1,293,770

Multi-Utilities 0.1%
Avista Corp.	13,688	534,516

Oil, Gas & Consumable Fuels 1.9%
Callon Petroleum Co.*	91,582	1,205,219
Eclipse Resources Corp.*	18,811	47,780
Energen Corp.*	23,269	1,266,765
Green Plains, Inc.(c)	10,400	257,400
Gulfport Energy Corp.*	24,812	426,518
Navios Maritime Acquisition Corp.	79,956	137,524
Newfield Exploration Co.*	3,300	121,803
Oasis Petroleum, Inc.*	31,170	444,484
PBF Energy, Inc., Class A(c)	26,109	578,837
PDC Energy, Inc.*	10,300	642,205
Renewable Energy Group, Inc.*(c)	52,956	553,390
Ring Energy, Inc.*	36,208	391,771
Sanchez Energy Corp.*	15,700	149,778
W&T Offshore, Inc.*(c)	40,800	113,016
Westmoreland Coal Co.*	15,400	223,608
World Fuel Services Corp.	9,836	356,555

		6,916,653

Paper & Forest Products 0.1%
Resolute Forest Products, Inc.*	49,262	268,478

Personal Products 0.3%
Edgewell Personal Care Co.*	7,600	555,864
elf Beauty, Inc.*(c)	18,350	528,480

		1,084,344

Pharmaceuticals 0.2%
Juniper Pharmaceuticals, Inc.*	1,000	4,750
Sucampo Pharmaceuticals, Inc., Class A*	43,300	476,300
Tetraphase Pharmaceuticals, Inc.*	31,500	289,485

		770,535

Professional Services 0.9%
CRA International, Inc.	10,457	369,446
Heidrick & Struggles International, Inc.	19,512	514,141
Kelly Services, Inc., Class A	45,211	988,313
ManpowerGroup, Inc.	5,398	553,673
RPX Corp.*	5,200	62,400
TrueBlue, Inc.*	26,624	728,166

		3,216,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Real Estate Management & Development 0.3%
RE/MAX Holdings, Inc., Class A	18,151	1,079,077

Road & Rail 0.8%
ArcBest Corp.	26,000	676,000
Celadon Group, Inc.(c)	29,500	193,225
Marten Transport Ltd.	23,700	555,765
PAM Transportation Services, Inc.*	15,600	254,124
Saia, Inc.*	15,300	677,790
USA Truck, Inc.*	5,739	42,182
YRC Worldwide, Inc.*	56,700	624,267

		3,023,353

Semiconductors & Semiconductor Equipment 4.9%
Advanced Energy Industries, Inc.*	6,320	433,299
Amkor Technology, Inc.*	31,100	360,449
Cavium, Inc.*	8,180	586,179
Cohu, Inc.	53,862	994,293
DSP Group, Inc.*	13,245	158,940
Entegris, Inc.*	49,310	1,153,854
FormFactor, Inc.*	65,883	780,714
Ichor Holdings Ltd.*	36,695	727,662
Impinj, Inc.*(c)	12,420	375,953
Inphi Corp.*	26,890	1,312,770
MaxLinear, Inc.*	29,400	824,670
Microsemi Corp.*	9,115	469,696
MKS Instruments, Inc.	18,460	1,269,125
Monolithic Power Systems, Inc.	21,151	1,948,006
Power Integrations, Inc.	13,330	876,448
Semtech Corp.*	29,480	996,424
Sigma Designs, Inc.*	110,632	691,450
Silicon Laboratories, Inc.*	13,730	1,009,842
Teradyne, Inc.	30,000	933,000
Ultra Clean Holdings, Inc.*	23,704	399,886
Xcerra Corp.*	109,774	975,891
XPERI Corp.	21,600	733,320

		18,011,871

Software 2.6%
Glu Mobile, Inc.*	84,651	192,158
HubSpot, Inc.*	22,600	1,368,430
MicroStrategy, Inc., Class A*	1,430	268,554
Proofpoint, Inc.*	16,007	1,190,281
PTC, Inc.*	27,810	1,461,415
QAD, Inc., Class A	6,100	169,885
Rubicon Project, Inc. (The)*	37,500	220,875
Seachange International, Inc.*	60,390	149,767
Silver Spring Networks, Inc.*	10,063	113,611
Take-Two Interactive Software, Inc.*	23,080	1,367,952
Telenav, Inc.*	19,825	171,486
Tyler Technologies, Inc.*	4,489	693,820
Ultimate Software Group, Inc. (The)*	6,227	1,215,573
Zendesk, Inc.*	22,090	619,404
Zynga, Inc., Class A*	142,211	405,301

		9,608,512

Specialty Retail 1.6%
Big 5 Sporting Goods Corp.	36,900	557,190
Burlington Stores, Inc.*	14,239	1,385,313
Children’s Place, Inc. (The)	5,340	641,067
Citi Trends, Inc.	21,140	359,380
Dick’s Sporting Goods, Inc.	4,100	199,506
Group 1 Automotive, Inc.	7,331	543,080
Rent-A-Center, Inc.(c)	153,947	1,365,510
Tailored Brands, Inc.	20,800	310,752
Tilly’s, Inc., Class A	36,862	332,495
West Marine, Inc.*	23,362	222,873

		5,917,166

Technology Hardware, Storage & Peripherals 1.2%
Avid Technology, Inc.*	121,170	564,652
NCR Corp.*	18,300	835,944
Quantum Corp.*	579,896	504,510
Stratasys Ltd.*	42,600	872,874
Super Micro Computer, Inc.*	62,611	1,587,189

		4,365,169

Textiles, Apparel & Luxury Goods 0.4%
Delta Apparel, Inc.*	6,077	107,138
Perry Ellis International, Inc.*	53,047	1,139,449
Rocky Brands, Inc.	7,100	82,005

		1,328,592

Thrifts & Mortgage Finance 3.7%
Astoria Financial Corp.	21,700	445,067
BofI Holding, Inc.*(c)	22,600	590,538
Charter Financial Corp.	3,300	64,911
Essent Group Ltd.*	14,850	537,125
First Defiance Financial Corp.	15,400	762,454
Flagstar Bancorp, Inc.*	42,532	1,198,977
Home Bancorp, Inc.	1,000	33,750
Meridian Bancorp, Inc.	70	1,281
Meta Financial Group, Inc.	19,538	1,729,113
NMI Holdings, Inc., Class A*	52,314	596,380
PennyMac Financial Services, Inc., Class A	23,167	394,997
Provident Financial Services, Inc.	85,492	2,209,968
TrustCo Bank Corp.	75,989	596,514
Walker & Dunlop, Inc.*	59,523	2,481,513
Washington Federal, Inc.	46,272	1,531,603
WSFS Financial Corp.	12,903	592,893

		13,767,084

Trading Companies & Distributors 1.7%
Aircastle Ltd.	12,644	305,100
Beacon Roofing Supply, Inc.*	20,283	997,112
BMC Stock Holdings, Inc.*	30,800	696,080
DXP Enterprises, Inc.*	9,622	364,385
H&E Equipment Services, Inc.	28,920	709,118
Houston Wire & Cable Co.*	29,637	200,050
Lawson Products, Inc.*	2,300	51,635
Neff Corp., Class A*	3,235	62,921
Rush Enterprises, Inc., Class A*	29,379	971,857
SiteOne Landscape Supply, Inc.*	14,170	685,970
Textainer Group Holdings Ltd.*	30,823	471,592
Titan Machinery, Inc.*	19,577	300,311
Veritiv Corp.*	7,160	370,888
WESCO International, Inc.*	2,000	139,100

		6,326,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	11,568	$431,833

		351,707,516

Total Common Stocks (cost $303,414,922)		362,698,054

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Series M-1*(a)(b)	19,276	0
Mode Media Corp., Escrow, Series M-1*(a)(b)	2,754	0

Total Preferred Stocks (cost $109,333)		0

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14(a)(b)	$42,256	0
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14(a)(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Rights 0.0%†

	Number of Rights	Market Value
UNITED STATES 0.0%†
Biotechnology 0.0%†
Dyax Corp., CVR*(a)(b)	13,694	17,118
Software 0.0%†
BancTec, Inc. CVR*(a)(b)	36,134	0

Total Rights (cost $—)		17,118

Exchange Traded Fund 0.6%

	Shares	Market Value
UNITED STATES 0.6%
iShares Russell 2000 Value Fund(c)	17,353	2,050,430

Total Exchange Traded Fund (cost $1,655,604)		2,050,430

Repurchase Agreements 3.3%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $5,000,338, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $5,100,000.(d)	$5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $5,269,785, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $5,374,818.(d)	5,269,429	5,269,429
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $2,000,299, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $2,040,031.(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $12,269,429)		12,269,429

Total Investments (cost $317,492,547) (e) — 102.1%		377,035,031
Liabilities in excess of other assets — (2.1)%		(7,612,692)

NET ASSETS — 100.0%		$369,422,339

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $14,848,807, which was collateralized by a repurchase agreement with a value of $12,269,429 and $3,057,891 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/15/17 – 05/15/45, a total value of $15,327,320.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $12,269,429.
(e)	At March 31, 2017, the tax basis cost of the Fund’s investments was $318,506,663, tax unrealized appreciation and depreciation were $66,682,214 and $(8,153,846), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
CVR	Contingent Value Rights
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,343,187	$—	$—	$9,343,187
Air Freight & Logistics	5,265,042	—	—	5,265,042
Airlines	3,057,394	—	—	3,057,394
Auto Components	7,996,048	—	—	7,996,048
Banks	52,822,303	—	—	52,822,303
Beverages	536,041	—	—	536,041
Biotechnology	6,590,226	—	—	6,590,226
Building Products	4,055,708	—	—	4,055,708
Capital Markets	7,212,363	—	—	7,212,363
Chemicals	5,323,766	—	—	5,323,766
Commercial Services & Supplies	3,662,273	—	—	3,662,273
Communications Equipment	10,131,820	—	—	10,131,820
Construction & Engineering	7,617,877	—	—	7,617,877
Construction Materials	1,497,919	—	—	1,497,919
Consumer Finance	3,856,483	—	—	3,856,483
Containers & Packaging	1,667,999	—	—	1,667,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Distributors	$2,121,071	$—	$—	$2,121,071
Diversified Consumer Services	5,781,351	—	—	5,781,351
Diversified Financial Services	572,865	—	—	572,865
Diversified Telecommunication Services	237,492	—	—	237,492
Electric Utilities	5,902,989	—	—	5,902,989
Electrical Equipment	1,483,597	—	—	1,483,597
Electronic Equipment, Instruments & Components	11,733,178	—	—	11,733,178
Energy Equipment & Services	5,263,654	—	—	5,263,654
Equity Real Estate Investment Trusts (REITs)	18,557,682	—	—	18,557,682
Food & Staples Retailing	4,352,027	—	—	4,352,027
Food Products	1,107,454	—	—	1,107,454
Gas Utilities	3,563,806	—	—	3,563,806
Health Care Equipment & Supplies	14,074,984	—	—	14,074,984
Health Care Providers & Services	7,823,460	—	—	7,823,460
Health Care Technology	3,141,977	—	—	3,141,977
Hotels, Restaurants & Leisure	6,627,034	—	—	6,627,034
Household Durables	1,186,676	—	—	1,186,676
Independent Power and Renewable Electricity Producers	254,027	—	—	254,027
Insurance	20,654,272	—	—	20,654,272
Internet & Direct Marketing Retail	202,226	—	—	202,226
Internet Software & Services	9,382,361	—	—	9,382,361
IT Services	3,253,329	—	—	3,253,329
Leisure Products	1,195,022	—	—	1,195,022
Life Sciences Tools & Services	3,178,981	—	—	3,178,981
Machinery	11,201,476	—	—	11,201,476
Marine	428,032	—	—	428,032
Media	4,415,210	—	—	4,415,210
Metals & Mining	1,419,958	—	—	1,419,958
Mortgage Real Estate Investment Trusts (REITs)	1,499,862	—	—	1,499,862
Multiline Retail	1,293,770	—	—	1,293,770
Multi-Utilities	534,516	—	—	534,516
Oil, Gas & Consumable Fuels	8,269,395	—	—	8,269,395
Paper & Forest Products	268,478	—	—	268,478
Personal Products	1,084,344	—	—	1,084,344
Pharmaceuticals	770,535	—	—	770,535
Professional Services	3,216,139	—	—	3,216,139
Real Estate Management & Development	1,079,077	—	—	1,079,077
Road & Rail	3,023,353	—	—	3,023,353
Semiconductors & Semiconductor Equipment	20,093,002	—	—	20,093,002
Software	9,608,512	—	—	9,608,512
Specialty Retail	5,917,166	—	—	5,917,166
Technology Hardware, Storage & Peripherals	4,365,169	—	—	4,365,169
Textiles, Apparel & Luxury Goods	1,397,060	—	—	1,397,060
Thrifts & Mortgage Finance	13,767,084	—	—	13,767,084
Trading Companies & Distributors	6,326,119	—	—	6,326,119
Wireless Telecommunication Services	431,833	—	—	431,833

Total Common Stocks	$362,698,054	$—	$—	$362,698,054

Corporate Bonds	$—	$—	$—	$—
Exchange Traded Fund	2,050,430	—	—	2,050,430
Preferred Stocks	—	—	—	—
Repurchase Agreements	—	12,269,429	—	12,269,429
Rights	—	—	17,118	17,118

Total	$364,748,484	$12,269,429	$17,118	$377,035,031

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Rights	Total
Balance as of 12/31/16	$—	$—	$—	$17,118	$17,118
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—

Balance as of 03/31/17	$—	$—	$—	$17,118	$17,118

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/17	$—	$—	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Nationwide Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 3.3%
General Dynamics Corp.	97,043	$18,166,450
Northrop Grumman Corp.	27,634	6,572,470

		24,738,920

Airlines 1.0%
Delta Air Lines, Inc.	51,714	2,376,775
United Continental Holdings, Inc.*	76,398	5,396,755

		7,773,530

Banks 4.9%
Citigroup, Inc.	35,830	2,143,351
JPMorgan Chase & Co.	126,294	11,093,665
KeyCorp	703,932	12,515,911
Popular, Inc.	48,856	1,989,905
Wells Fargo & Co.	150,702	8,388,073

		36,130,905

Beverages 0.9%
Molson Coors Brewing Co., Class B	43,621	4,174,966
PepsiCo, Inc.	20,816	2,328,478

		6,503,444

Biotechnology 2.0%
Amgen, Inc.	13,712	2,249,728
Biogen, Inc.*	8,422	2,302,743
Celgene Corp.*	28,232	3,512,908
Gilead Sciences, Inc.	104,575	7,102,734

		15,168,113

Capital Markets 2.8%
Ameriprise Financial, Inc.	30,986	4,018,264
Goldman Sachs Group, Inc. (The)	35,143	8,073,050
Lazard Ltd., Class A	64,528	2,967,643
MarketAxess Holdings, Inc.	18,694	3,504,938
State Street Corp.	25,930	2,064,287

		20,628,182

Chemicals 0.5%
WR Grace & Co.	54,052	3,767,965

Commercial Services & Supplies 0.3%
Waste Management, Inc.	30,902	2,253,374

Communications Equipment 1.9%
Cisco Systems, Inc.	418,406	14,142,123

Consumer Finance 2.5%
Ally Financial, Inc.	246,996	5,021,429
Discover Financial Services	114,678	7,842,828
Synchrony Financial	155,032	5,317,598

		18,181,855

Containers & Packaging 0.4%
Graphic Packaging Holding Co.	202,878	2,611,040

Distributors 0.4%
Pool Corp.	22,147	2,642,801

Diversified Consumer Services 0.4%
Service Corp. International	105,949	3,271,705

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B*	37,190	6,198,829
Voya Financial, Inc.	95,222	3,614,627

		9,813,456

Diversified Telecommunication Services 1.9%
AT&T, Inc.	347,445	14,436,340

Electric Utilities 0.9%
American Electric Power Co., Inc.	99,867	6,704,072

Electrical Equipment 0.8%
Eaton Corp. plc	79,523	5,896,630

Energy Equipment & Services 1.2%
Schlumberger Ltd.	109,085	8,519,538

Equity Real Estate Investment Trusts (REITs) 4.2%
Alexandria Real Estate Equities, Inc.	51,360	5,676,307
Boston Properties, Inc.	34,976	4,631,172
Forest City Realty Trust, Inc., Class A	126,314	2,751,119
Macerich Co. (The)	67,946	4,375,723
Mid-America Apartment Communities, Inc.	57,604	5,860,631
Prologis, Inc.	158,615	8,228,946

		31,523,898

Food Products 1.7%
Conagra Brands, Inc.	203,536	8,210,642
Mondelez International, Inc., Class A	99,641	4,292,534

		12,503,176

Gas Utilities 0.3%
Atmos Energy Corp.	28,580	2,257,534

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	175,826	7,808,432
Baxter International, Inc.	194,087	10,065,352

		17,873,784

Health Care Providers & Services 3.6%
Envision Healthcare Corp.*	131,962	8,091,910
Humana, Inc.	18,074	3,725,774
McKesson Corp.	24,410	3,619,027
UnitedHealth Group, Inc.	70,098	11,496,773

		26,933,484

Hotels, Restaurants & Leisure 2.8%
Aramark	130,602	4,815,296
Hyatt Hotels Corp., Class A*(a)	43,204	2,332,152
International Game Technology plc	86,094	2,040,428
Las Vegas Sands Corp.	99,512	5,679,150
Marriott International, Inc., Class A	61,204	5,764,192

		20,631,218

Household Durables 0.7%
Mohawk Industries, Inc.*	23,218	5,328,299

Household Products 1.3%
Procter & Gamble Co. (The)	108,936	9,787,900

Industrial Conglomerates 2.9%
General Electric Co.	718,468	21,410,346

Insurance 2.3%
Allstate Corp. (The)	82,150	6,694,403
Axis Capital Holdings Ltd.	39,958	2,678,385
Chubb Ltd.	57,888	7,887,240

		17,260,028

Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	18,682	16,562,340
Netflix, Inc.*	40,484	5,983,940
Priceline Group, Inc. (The)*	1,787	3,180,807

		25,727,087

Internet Software & Services 3.6%
Alphabet, Inc., Class A*	10,301	8,733,188
Alphabet, Inc., Class C*	9,147	7,587,985
Facebook, Inc., Class A*	48,412	6,876,925
InterActiveCorp*	44,378	3,271,546

		26,469,644

IT Services 2.4%
Amdocs Ltd.	34,029	2,075,429
Booz Allen Hamilton Holding Corp.	101,982	3,609,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
IT Services (continued)
Fidelity National Information Services, Inc.	45,070	$3,588,473
First Data Corp., Class A*	218,327	3,384,069
FleetCor Technologies, Inc.*	32,514	4,923,595

		17,580,709

Life Sciences Tools & Services 2.0%
Quintiles IMS Holdings, Inc.*	99,476	8,010,802
Thermo Fisher Scientific, Inc.	46,409	7,128,423

		15,139,225

Machinery 1.7%
Allison Transmission Holdings, Inc.	125,040	4,508,943
Ingersoll-Rand plc	72,325	5,881,469
Toro Co. (The)	35,690	2,229,197

		12,619,609

Media 2.6%
Comcast Corp., Class A	415,844	15,631,576
Live Nation Entertainment, Inc.*	115,399	3,504,668

		19,136,244

Metals & Mining 0.5%
Newmont Mining Corp.	116,271	3,832,292

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Annaly Capital Management, Inc.	550,320	6,114,055

Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	43,516	2,697,992
Chevron Corp.	132,872	14,266,466
ConocoPhillips	121,602	6,064,292
Energen Corp.*	79,718	4,339,848
Exxon Mobil Corp.	47,997	3,936,234
Kinder Morgan, Inc.	208,582	4,534,573
Marathon Oil Corp.	240,225	3,795,555
Rice Energy, Inc.*	102,922	2,439,251

		42,074,211

Personal Products 1.0%
Coty, Inc., Class A	287,508	5,212,520
Estee Lauder Cos., Inc. (The), Class A	26,966	2,286,447

		7,498,967

Pharmaceuticals 5.2%
Johnson & Johnson	228,123	28,412,720
Merck & Co., Inc.	78,541	4,990,495
Pfizer, Inc.	143,157	4,897,401

		38,300,616

Road & Rail 1.3%
Union Pacific Corp.	90,391	9,574,215

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	141,722	5,512,986
Marvell Technology Group Ltd.	180,543	2,755,086
Maxim Integrated Products, Inc.	163,196	7,337,292

		15,605,364

Software 5.2%
Adobe Systems, Inc.*	84,553	11,002,882
Atlassian Corp. plc, Class A*(a)	82,852	2,481,417
Microsoft Corp.	346,109	22,794,739
Oracle Corp.	55,638	2,482,011

		38,761,049

Specialty Retail 4.3%
Advance Auto Parts, Inc.	23,364	3,463,947
Home Depot, Inc. (The)	87,086	12,786,837
Lowe’s Cos., Inc.	163,174	13,414,535
Staples, Inc.	293,594	2,574,819

		32,240,138

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	224,258	32,216,904

Tobacco 2.3%
Altria Group, Inc.	194,087	13,861,694
Philip Morris International, Inc.	30,869	3,485,110

		17,346,804

Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.*	120,986	4,975,549
WESCO International, Inc.*	36,002	2,503,939

		7,479,488

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	85,633	2,270,131

Total Common Stocks (cost $615,502,887)		738,680,412

Repurchase Agreement 0.1%

	Principal Amount	Market Value
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $534,986, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $545,649.(b)	$534,950	534,950

Total Repurchase Agreement (cost $534,950)		534,950

Total Investments (cost $616,037,837) (c) — 99.5%		739,215,362
Other assets in excess of liabilities — 0.5%		3,389,484

NET ASSETS — 100.0%		$742,604,846

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $526,216, which was collateralized by cash used to purchase a repurchase agreement $534,950.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $534,950
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $616,559,247, tax unrealized appreciation and depreciation were $134,542,377 and $(11,886,262), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Nationwide Fund (Continued)

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
33	S&P 500 E-Mini	06/16/17	$3,892,680	$(13,062)

At March 31, 2017, the Fund has $165,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$738,680,412	$—	$—	$738,680,412
Repurchase Agreement	—	534,950	—	534,950

Total Assets	$738,680,412	$534,950	$—	$739,215,362

Liabilities:
Futures Contracts	$(13,062)	$—	$—	$(13,062)

Total Liabilities	$(13,062)	$—	$—	$(13,062)

Total	$738,667,350	$534,950	$—	$739,202,300

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Nationwide Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(13,062)

Total		$(13,062)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.0%

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) 97.8%
American Campus Communities, Inc.	178,000	$8,471,020
American Homes 4 Rent, Class A	561,300	12,887,448
American Tower Corp.	130,800	15,897,432
AvalonBay Communities, Inc.	58,700	10,777,320
Brixmor Property Group, Inc.	419,200	8,996,032
CBL & Associates Properties, Inc.	886,803	8,460,101
Essex Property Trust, Inc.	61,100	14,146,483
Federal Realty Investment Trust	73,700	9,838,950
Gramercy Property Trust	320,779	8,436,488
Hersha Hospitality Trust	150,409	2,826,185
Hudson Pacific Properties, Inc.	331,600	11,486,624
Kilroy Realty Corp.	196,800	14,185,344
Life Storage, Inc.	98,700	8,105,244
Medical Properties Trust, Inc.	490,700	6,325,123
MGM Growth Properties LLC, Class A	337,750	9,136,137
Omega Healthcare Investors, Inc.	121,955	4,023,295
Park Hotels & Resorts, Inc.	532,182	13,661,112
Pebblebrook Hotel Trust	201,700	5,891,657
Prologis, Inc.	390,800	20,274,704
Public Storage	51,500	11,273,865
QTS Realty Trust, Inc., Class A	168,800	8,229,000
Simon Property Group, Inc.	153,000	26,320,590
SL Green Realty Corp.	117,900	12,570,498
STAG Industrial, Inc.	226,800	5,674,536
Welltower, Inc.	183,300	12,981,306
Weyerhaeuser Co.	259,600	8,821,208

		279,697,702

Health Care Providers & Services 1.2%
Brookdale Senior Living, Inc.*	257,600	3,459,568

Total Investments (cost $289,483,608) (a) — 99.0%		283,157,270
Other assets in excess of liabilities — 1.0%		2,795,083

NET ASSETS — 100.0%		$285,952,353

*	Denotes a non-income producing security.
(a)	At March 31, 2017, the tax basis cost of the Fund’s investments was $290,011,575, tax unrealized appreciation and depreciation were $11,138,103 and $(17,992,408), respectively.

LLC	Limited Liability Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 97.0%

	Shares	Market Value
Aerospace & Defense 2.2%
Arconic, Inc.	67,842	$1,786,958
Boeing Co. (The)	89,312	15,795,720
General Dynamics Corp.	44,655	8,359,416
L3 Technologies, Inc.	12,046	1,991,083
Lockheed Martin Corp.	39,115	10,467,174
Northrop Grumman Corp.	27,555	6,553,681
Raytheon Co.	45,974	7,011,035
Rockwell Collins, Inc.	20,298	1,972,154
Textron, Inc.	41,976	1,997,638
TransDigm Group, Inc.	7,804	1,718,129
United Technologies Corp.	117,504	13,185,124

		70,838,112

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	22,173	1,713,751
Expeditors International of Washington, Inc.	28,188	1,592,340
FedEx Corp.	38,535	7,520,105
United Parcel Service, Inc., Class B	107,688	11,554,923

		22,381,119

Airlines 0.6%
Alaska Air Group, Inc.	19,313	1,781,045
American Airlines Group, Inc.	78,569	3,323,469
Delta Air Lines, Inc.	114,422	5,258,835
Southwest Airlines Co.	96,639	5,195,312
United Continental Holdings, Inc.*	44,717	3,158,809

		18,717,470

Auto Components 0.2%
BorgWarner, Inc.	31,383	1,311,496
Delphi Automotive plc	42,533	3,423,481
Goodyear Tire & Rubber Co. (The)	39,538	1,423,368

		6,158,345

Automobiles 0.5%
Ford Motor Co.	608,278	7,080,356
General Motors Co.	213,765	7,558,730
Harley-Davidson, Inc.	27,865	1,685,833

		16,324,919

Banks 6.3%
Bank of America Corp.	1,570,643	37,051,468
BB&T Corp.	126,946	5,674,486
Citigroup, Inc.	433,970	25,960,085
Citizens Financial Group, Inc.	79,511	2,747,105
Comerica, Inc.	27,960	1,917,497
Fifth Third Bancorp	117,069	2,973,553
Huntington Bancshares, Inc.	168,476	2,255,894
JPMorgan Chase & Co.	559,532	49,149,291
KeyCorp	168,120	2,989,174
M&T Bank Corp.	24,243	3,751,119
People’s United Financial, Inc.	47,664	867,485
PNC Financial Services Group, Inc. (The)	76,071	9,146,777
Regions Financial Corp.	188,091	2,732,962
SunTrust Banks, Inc.	77,075	4,262,248
U.S. Bancorp	249,714	12,860,271
Wells Fargo & Co.	705,823	39,286,108
Zions Bancorp	31,301	1,314,642

		204,940,165

Beverages 2.0%
Brown-Forman Corp., Class B	27,051	1,249,215
Coca-Cola Co. (The)	605,154	25,682,736
Constellation Brands, Inc., Class A	27,135	4,397,770
Dr. Pepper Snapple Group, Inc.	29,001	2,839,778
Molson Coors Brewing Co., Class B	29,110	2,786,118
Monster Beverage Corp.*	63,231	2,919,375
PepsiCo, Inc.	223,701	25,023,194

		64,898,186

Biotechnology 2.8%
AbbVie, Inc.	249,761	16,274,427
Alexion Pharmaceuticals, Inc.*	34,874	4,228,124
Amgen, Inc.	115,444	18,940,897
Biogen, Inc.*	33,885	9,264,837
Celgene Corp.*	121,922	15,170,754
Gilead Sciences, Inc.	204,668	13,901,050
Incyte Corp.*	27,760	3,710,679
Regeneron Pharmaceuticals, Inc.*	11,924	4,620,669
Vertex Pharmaceuticals, Inc.*	38,619	4,222,988

		90,334,425

Building Products 0.3%
Allegion plc	14,876	1,126,113
Fortune Brands Home & Security, Inc.	23,815	1,449,143
Johnson Controls International plc	146,625	6,175,845
Masco Corp.	49,790	1,692,362

		10,443,463

Capital Markets 2.7%
Affiliated Managers Group, Inc.	8,898	1,458,738
Ameriprise Financial, Inc.	24,243	3,143,832
Bank of New York Mellon Corp. (The)	162,654	7,682,148
BlackRock, Inc.	19,021	7,294,744
CBOE Holdings, Inc.	14,259	1,155,977
Charles Schwab Corp. (The)	190,332	7,767,449
CME Group, Inc.	53,418	6,346,058
E*TRADE Financial Corp.*	42,665	1,488,582
Franklin Resources, Inc.	53,247	2,243,829
Goldman Sachs Group, Inc. (The)	58,086	13,343,516
Intercontinental Exchange, Inc.	92,840	5,558,331
Invesco Ltd.	62,436	1,912,415
Moody’s Corp.	26,247	2,940,714
Morgan Stanley	225,184	9,646,883
Nasdaq, Inc.	17,758	1,233,293
Northern Trust Corp.	33,319	2,884,759
Raymond James Financial, Inc.	20,146	1,536,334
S&P Global, Inc.	40,535	5,299,546
State Street Corp.	56,300	4,482,043
T. Rowe Price Group, Inc.	38,417	2,618,118

		90,037,309

Chemicals 2.1%
Air Products & Chemicals, Inc.	34,212	4,628,542
Albemarle Corp.	17,432	1,841,516
CF Industries Holdings, Inc.	36,080	1,058,948
Dow Chemical Co. (The)	174,720	11,101,709
E.I. du Pont de Nemours & Co.	135,403	10,876,923
Eastman Chemical Co.	22,881	1,848,785
Ecolab, Inc.	41,448	5,195,092
FMC Corp.	20,580	1,432,162
International Flavors & Fragrances, Inc.	12,363	1,638,468
LyondellBasell Industries NV, Class A	51,891	4,731,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
Monsanto Co.	68,732	$7,780,462
Mosaic Co. (The)	54,567	1,592,265
PPG Industries, Inc.	40,344	4,239,348
Praxair, Inc.	44,461	5,273,075
Sherwin-Williams Co. (The)	12,741	3,952,131

		67,191,366

Commercial Services & Supplies 0.3%
Cintas Corp.	13,558	1,715,629
Republic Services, Inc.	36,835	2,313,607
Stericycle, Inc.*	13,155	1,090,418
Waste Management, Inc.	63,412	4,624,003

		9,743,657

Communications Equipment 1.0%
Cisco Systems, Inc.	783,689	26,488,688
F5 Networks, Inc.*	10,318	1,471,037
Harris Corp.	19,296	2,147,066
Juniper Networks, Inc.	59,667	1,660,533
Motorola Solutions, Inc.	25,981	2,240,082

		34,007,406

Construction & Engineering 0.1%
Fluor Corp.	21,504	1,131,541
Jacobs Engineering Group, Inc.	18,968	1,048,551
Quanta Services, Inc.*	24,658	915,058

		3,095,150

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,958	2,173,333
Vulcan Materials Co.	20,616	2,483,816

		4,657,149

Consumer Finance 0.8%
American Express Co.	118,778	9,396,528
Capital One Financial Corp.	75,417	6,535,637
Discover Financial Services	60,546	4,140,741
Navient Corp.	44,999	664,185
Synchrony Financial	120,632	4,137,678

		24,874,769

Containers & Packaging 0.3%
Avery Dennison Corp.	13,844	1,115,826
Ball Corp.	27,875	2,069,998
International Paper Co.	64,899	3,295,571
Sealed Air Corp.	30,338	1,322,130
WestRock Co.	39,294	2,044,467

		9,847,992

Distributors 0.1%
Genuine Parts Co.	23,144	2,138,737
LKQ Corp.*	47,378	1,386,754

		3,525,491

Diversified Consumer Services 0.0%†
H&R Block, Inc.	31,206	725,539

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	297,787	49,635,137
Leucadia National Corp.	49,211	1,279,486

		50,914,623

Diversified Telecommunication Services 2.3%
AT&T, Inc.	961,626	39,955,560
CenturyLink, Inc.	80,501	1,897,409
Level 3 Communications, Inc.*	44,260	2,532,557
Verizon Communications, Inc.	638,137	31,109,179

		75,494,705

Electric Utilities 1.9%
Alliant Energy Corp.	35,276	1,397,282
American Electric Power Co., Inc.	76,671	5,146,924
Duke Energy Corp.	109,409	8,972,632
Edison International	51,347	4,087,735
Entergy Corp.	27,630	2,098,775
Eversource Energy	49,099	2,886,039
Exelon Corp.	143,784	5,173,348
FirstEnergy Corp.	67,632	2,152,050
NextEra Energy, Inc.	73,528	9,438,789
PG&E Corp.	79,365	5,266,662
Pinnacle West Capital Corp.	17,963	1,497,755
PPL Corp.	107,373	4,014,677
Southern Co. (The)	154,995	7,715,651
Xcel Energy, Inc.	80,044	3,557,956

		63,406,275

Electrical Equipment 0.5%
Acuity Brands, Inc.	6,773	1,381,692
AMETEK, Inc.	35,268	1,907,294
Eaton Corp. plc	70,146	5,201,326
Emerson Electric Co.	100,304	6,004,197
Rockwell Automation, Inc.	20,344	3,167,764

		17,662,273

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	48,581	3,457,510
Corning, Inc.	145,468	3,927,636
FLIR Systems, Inc.	21,293	772,510
TE Connectivity Ltd.	55,589	4,144,160

		12,301,816

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	66,672	3,988,319
Halliburton Co.	136,093	6,697,137
Helmerich & Payne, Inc.(a)	16,720	1,113,051
National Oilwell Varco, Inc.	58,171	2,332,075
Schlumberger Ltd.	218,721	17,082,110
TechnipFMC plc*	73,414	2,385,955
Transocean Ltd.*	59,107	735,882

		34,334,529

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	13,727	1,517,108
American Tower Corp.	67,083	8,153,268
Apartment Investment & Management Co., Class A	24,224	1,074,334
AvalonBay Communities, Inc.	21,759	3,994,952
Boston Properties, Inc.	24,270	3,213,591
Crown Castle International Corp.	56,176	5,305,823
Digital Realty Trust, Inc.	25,452	2,707,838
Equinix, Inc.	12,171	4,872,903
Equity Residential	57,678	3,588,725
Essex Property Trust, Inc.	10,409	2,409,996
Extra Space Storage, Inc.	19,358	1,440,042
Federal Realty Investment Trust	11,543	1,540,991
GGP, Inc.	90,148	2,089,631
HCP, Inc.	72,915	2,280,781
Host Hotels & Resorts, Inc.	116,447	2,172,901
Iron Mountain, Inc.	38,178	1,361,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	65,459	$1,445,989
Macerich Co. (The)	18,801	1,210,784
Mid-America Apartment Communities, Inc.	17,674	1,798,153
Prologis, Inc.	82,166	4,262,772
Public Storage	23,526	5,150,077
Realty Income Corp.	41,787	2,487,580
Regency Centers Corp.	22,805	1,514,024
Simon Property Group, Inc.	50,075	8,614,402
SL Green Realty Corp.	15,488	1,651,331
UDR, Inc.	41,350	1,499,351
Ventas, Inc.	55,825	3,630,858
Vornado Realty Trust	26,773	2,685,600
Welltower, Inc.	56,738	4,018,185
Weyerhaeuser Co.	116,119	3,945,724

		91,639,523

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	68,765	11,531,203
CVS Health Corp.	160,395	12,591,007
Kroger Co. (The)	144,179	4,251,839
Sysco Corp.	77,874	4,043,218
Walgreens Boots Alliance, Inc.	133,585	11,094,234
Wal-Mart Stores, Inc.	236,255	17,029,260
Whole Foods Market, Inc.	50,248	1,493,371

		62,034,132

Food Products 1.5%
Archer-Daniels-Midland Co.	89,265	4,109,761
Campbell Soup Co.	30,294	1,734,029
Conagra Brands, Inc.	64,966	2,620,728
General Mills, Inc.	90,720	5,353,387
Hershey Co. (The)	21,883	2,390,718
Hormel Foods Corp.(a)	41,834	1,448,711
JM Smucker Co. (The)	18,155	2,379,757
Kellogg Co.	39,894	2,896,703
Kraft Heinz Co. (The)	93,614	8,501,087
McCormick & Co., Inc. (Non-Voting)	17,859	1,742,146
Mead Johnson Nutrition Co.	28,862	2,571,027
Mondelez International, Inc., Class A	238,858	10,290,003
Tyson Foods, Inc., Class A	45,025	2,778,493

		48,816,550

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	270,066	11,993,631
Baxter International, Inc.	76,273	3,955,518
Becton Dickinson and Co.	33,536	6,151,844
Boston Scientific Corp.*	214,584	5,336,704
C.R. Bard, Inc.	11,414	2,836,836
Cooper Cos., Inc. (The)	7,592	1,517,565
Danaher Corp.	95,611	8,177,609
DENTSPLY SIRONA, Inc.	35,325	2,205,693
Edwards Lifesciences Corp.*	33,218	3,124,817
Hologic, Inc.*	43,249	1,840,245
IDEXX Laboratories, Inc.*	14,009	2,165,931
Intuitive Surgical, Inc.*	5,768	4,420,999
Medtronic plc	214,149	17,251,843
Stryker Corp.	48,497	6,384,630
Varian Medical Systems, Inc.*	14,784	1,347,266
Zimmer Biomet Holdings, Inc.	31,711	3,872,230

		82,583,361

Health Care Providers & Services 2.6%
Aetna, Inc.	54,670	6,973,158
AmerisourceBergen Corp.	26,133	2,312,770
Anthem, Inc.	41,426	6,851,032
Cardinal Health, Inc.	49,658	4,049,610
Centene Corp.*	26,306	1,874,566
Cigna Corp.	40,407	5,919,221
DaVita, Inc.*	24,181	1,643,583
Envision Healthcare Corp.*	18,266	1,120,071
Express Scripts Holding Co.*	94,849	6,251,498
HCA Holdings, Inc.*	45,247	4,026,530
Henry Schein, Inc.*	12,312	2,092,671
Humana, Inc.	23,521	4,848,619
Laboratory Corp. of America Holdings*	16,188	2,322,492
McKesson Corp.	33,129	4,911,706
Patterson Cos., Inc.(a)	12,929	584,779
Quest Diagnostics, Inc.	21,658	2,126,599
UnitedHealth Group, Inc.	149,202	24,470,620
Universal Health Services, Inc., Class B	13,991	1,741,180

		84,120,705

Health Care Technology 0.1%
Cerner Corp.*	45,686	2,688,621

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	65,294	3,846,470
Chipotle Mexican Grill, Inc.*	4,536	2,020,879
Darden Restaurants, Inc.	19,663	1,645,203
Marriott International, Inc., Class A	49,097	4,623,955
McDonald’s Corp.	128,247	16,622,094
Royal Caribbean Cruises Ltd.	26,250	2,575,388
Starbucks Corp.	228,798	13,359,515
Wyndham Worldwide Corp.	16,367	1,379,574
Wynn Resorts Ltd.	12,601	1,444,201
Yum! Brands, Inc.	52,626	3,362,801

		50,880,080

Household Durables 0.4%
D.R. Horton, Inc.	52,803	1,758,868
Garmin Ltd.	18,208	930,611
Leggett & Platt, Inc.	21,005	1,056,972
Lennar Corp., Class A	31,480	1,611,461
Mohawk Industries, Inc.*	9,846	2,259,558
Newell Brands, Inc.	75,147	3,544,684
PulteGroup, Inc.	44,966	1,058,949
Whirlpool Corp.	11,757	2,014,327

		14,235,430

Household Products 1.8%
Church & Dwight Co., Inc.	40,162	2,002,879
Clorox Co. (The)	20,038	2,701,724
Colgate-Palmolive Co.	138,062	10,104,758
Kimberly-Clark Corp.	55,865	7,353,510
Procter & Gamble Co. (The)	400,684	36,001,457

		58,164,328

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	102,122	1,141,724
NRG Energy, Inc.	48,743	911,494

		2,053,218

Industrial Conglomerates 2.3%
3M Co.	93,538	17,896,626
General Electric Co.	1,366,141	40,711,002
Honeywell International, Inc.	119,512	14,923,463
Roper Technologies, Inc.	15,955	3,294,548

		76,825,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance 2.6%
Aflac, Inc.	62,926	$4,557,101
Allstate Corp. (The)	57,880	4,716,641
American International Group, Inc.	145,513	9,084,377
Aon plc	41,392	4,912,816
Arthur J. Gallagher & Co.	28,512	1,612,068
Assurant, Inc.	8,739	836,060
Chubb Ltd.	73,275	9,983,719
Cincinnati Financial Corp.	23,349	1,687,432
Hartford Financial Services Group, Inc. (The)	58,621	2,817,911
Lincoln National Corp.	35,362	2,314,443
Loews Corp.	43,095	2,015,553
Marsh & McLennan Cos., Inc.	80,682	5,961,593
MetLife, Inc.	170,044	8,981,724
Principal Financial Group, Inc.	41,982	2,649,484
Progressive Corp. (The)	90,450	3,543,831
Prudential Financial, Inc.	67,514	7,202,394
Torchmark Corp.	17,457	1,344,887
Travelers Cos., Inc. (The)	44,091	5,314,729
Unum Group	35,659	1,672,051
Willis Towers Watson plc	20,213	2,645,680
XL Group Ltd.	41,108	1,638,565

		85,493,059

Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.*	62,065	55,023,105
Expedia, Inc.	18,781	2,369,599
Netflix, Inc.*	67,443	9,968,750
Priceline Group, Inc. (The)*	7,704	13,712,889
TripAdvisor, Inc.*	17,634	761,083

		81,835,426

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	27,360	1,633,392
Alphabet, Inc., Class A*	46,534	39,451,525
Alphabet, Inc., Class C*	46,333	38,436,004
eBay, Inc.*	158,687	5,327,123
Facebook, Inc., Class A*	369,117	52,433,070
VeriSign, Inc.*(a)	13,737	1,196,630
Yahoo!, Inc.*	137,816	6,396,040

		144,873,784

IT Services 3.6%
Accenture plc, Class A	97,711	11,713,595
Alliance Data Systems Corp.	8,714	2,169,786
Automatic Data Processing, Inc.	70,197	7,187,471
Cognizant Technology Solutions Corp., Class A*	95,363	5,676,006
CSRA, Inc.	22,693	664,678
Fidelity National Information Services, Inc.	51,831	4,126,784
Fiserv, Inc.*	33,803	3,897,824
Global Payments, Inc.	23,852	1,924,379
International Business Machines Corp.	134,720	23,460,141
Mastercard, Inc., Class A	147,684	16,610,019
Paychex, Inc.	49,726	2,928,861
PayPal Holdings, Inc.*	176,344	7,586,319
Teradata Corp.*(a)	20,423	635,564
Total System Services, Inc.	26,085	1,394,504
Visa, Inc., Class A	291,153	25,874,767
Western Union Co. (The)	76,020	1,547,007

		117,397,705

Leisure Products 0.1%
Hasbro, Inc.	17,386	1,735,470
Mattel, Inc.	52,631	1,347,880

		3,083,350

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	50,737	2,682,465
Illumina, Inc.*	22,755	3,882,913
Mettler-Toledo International, Inc.*	4,153	1,988,913
PerkinElmer, Inc.	16,995	986,730
Thermo Fisher Scientific, Inc.	61,339	9,421,671
Waters Corp.*	12,578	1,966,067

		20,928,759

Machinery 1.5%
Caterpillar, Inc.	91,782	8,513,698
Cummins, Inc.	24,180	3,656,016
Deere & Co.	46,103	5,018,773
Dover Corp.	24,824	1,994,608
Flowserve Corp.	20,134	974,888
Fortive Corp.	46,861	2,821,970
Illinois Tool Works, Inc.	49,272	6,527,062
Ingersoll-Rand plc	41,027	3,336,316
PACCAR, Inc.	54,388	3,654,874
Parker-Hannifin Corp.	20,913	3,352,772
Pentair plc	25,972	1,630,522
Snap-on, Inc.	8,993	1,516,849
Stanley Black & Decker, Inc.	24,082	3,199,775
Xylem, Inc.	27,629	1,387,528

		47,585,651

Media 3.1%
CBS Corp. (Non-Voting), Class B	58,109	4,030,440
Charter Communications, Inc., Class A*	33,773	11,054,578
Comcast Corp., Class A	742,106	27,895,765
Discovery Communications, Inc., Class A*	22,585	656,997
Discovery Communications, Inc., Class C*	34,951	989,463
DISH Network Corp., Class A*	35,391	2,246,975
Interpublic Group of Cos., Inc. (The)	62,247	1,529,409
News Corp., Class A	58,819	764,647
News Corp., Class B	18,669	252,032
Omnicom Group, Inc.	37,087	3,197,270
Scripps Networks Interactive, Inc., Class A	14,685	1,150,863
TEGNA, Inc.	34,011	871,362
Time Warner, Inc.	121,301	11,852,321
Twenty-First Century Fox, Inc., Class A	165,819	5,370,877
Twenty-First Century Fox, Inc., Class B	75,906	2,412,293
Viacom, Inc., Class B	53,629	2,500,184
Walt Disney Co. (The)	228,061	25,859,837

		102,635,313

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	207,665	2,774,405
Newmont Mining Corp.	82,681	2,725,166
Nucor Corp.	50,263	3,001,706

		8,501,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 0.4%
Dollar General Corp.	39,516	$2,755,451
Dollar Tree, Inc.*	36,735	2,882,228
Kohl’s Corp.	27,987	1,114,162
Macy’s, Inc.	48,032	1,423,668
Nordstrom, Inc.(a)	18,121	843,895
Target Corp.	86,661	4,782,821

		13,802,225

Multi-Utilities 1.0%
Ameren Corp.	38,739	2,114,762
CenterPoint Energy, Inc.	66,603	1,836,245
CMS Energy Corp.	44,359	1,984,622
Consolidated Edison, Inc.	48,120	3,736,999
Dominion Resources, Inc.	98,418	7,634,284
DTE Energy Co.	28,437	2,903,702
NiSource, Inc.	49,378	1,174,703
Public Service Enterprise Group, Inc.	79,826	3,540,283
SCANA Corp.	22,123	1,445,738
Sempra Energy	39,500	4,364,750
WEC Energy Group, Inc.	49,940	3,027,862

		33,763,950

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	87,256	5,409,872
Apache Corp.	59,139	3,039,153
Cabot Oil & Gas Corp.	75,384	1,802,431
Chesapeake Energy Corp.*(a)	118,425	703,445
Chevron Corp.	296,842	31,871,926
Cimarex Energy Co.	15,205	1,816,845
Concho Resources, Inc.*	23,255	2,984,547
ConocoPhillips	193,005	9,625,159
Devon Energy Corp.	81,441	3,397,719
EOG Resources, Inc.	90,693	8,847,102
EQT Corp.	26,840	1,639,924
Exxon Mobil Corp.	649,819	53,291,656
Hess Corp.	41,956	2,022,699
Kinder Morgan, Inc.	299,255	6,505,804
Marathon Oil Corp.	130,588	2,063,290
Marathon Petroleum Corp.	83,192	4,204,524
Murphy Oil Corp.	25,032	715,665
Newfield Exploration Co.*	30,670	1,132,030
Noble Energy, Inc.	68,273	2,344,495
Occidental Petroleum Corp.	119,067	7,544,085
ONEOK, Inc.	33,725	1,869,714
Phillips 66	69,240	5,485,193
Pioneer Natural Resources Co.	26,792	4,989,474
Range Resources Corp.	29,293	852,426
Southwestern Energy Co.*	76,894	628,224
Tesoro Corp.	18,467	1,496,935
Valero Energy Corp.	70,501	4,673,511
Williams Cos., Inc. (The)	129,687	3,837,438

		174,795,286

Personal Products 0.1%
Coty, Inc., Class A	73,430	1,331,286
Estee Lauder Cos., Inc. (The), Class A	34,351	2,912,621

		4,243,907

Pharmaceuticals 4.9%
Allergan plc	52,393	12,517,735
Bristol-Myers Squibb Co.	261,868	14,240,382
Eli Lilly & Co.	152,336	12,812,981
Johnson & Johnson	425,409	52,984,691
Mallinckrodt plc*	16,782	747,974
Merck & Co., Inc.	429,966	27,320,040
Mylan NV*	71,686	2,795,037
Perrigo Co. plc	22,334	1,482,754
Pfizer, Inc.	933,021	31,918,648
Zoetis, Inc.	77,127	4,116,268

		160,936,510

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	5,537	597,664
Equifax, Inc.	18,598	2,543,090
Nielsen Holdings plc	52,356	2,162,826
Robert Half International, Inc.	20,302	991,347
Verisk Analytics, Inc.*	24,499	1,987,849

		8,282,776

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	46,551	1,619,509

Road & Rail 0.9%
CSX Corp.	145,039	6,751,565
J.B. Hunt Transport Services, Inc.	13,791	1,265,186
Kansas City Southern	16,795	1,440,339
Norfolk Southern Corp.	45,749	5,122,516
Ryder System, Inc.	8,061	608,122
Union Pacific Corp.	127,566	13,511,791

		28,699,519

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*(a)	120,135	1,747,964
Analog Devices, Inc.	56,588	4,637,387
Applied Materials, Inc.	169,296	6,585,615
Broadcom Ltd.	62,775	13,745,214
Intel Corp.	739,862	26,686,822
KLA-Tencor Corp.	24,096	2,290,807
Lam Research Corp.	25,494	3,272,410
Microchip Technology, Inc.	33,569	2,476,721
Micron Technology, Inc.*	163,077	4,712,925
NVIDIA Corp.	92,266	10,050,535
Qorvo, Inc.*	19,985	1,370,172
QUALCOMM, Inc.	230,889	13,239,175
Skyworks Solutions, Inc.	28,580	2,800,268
Texas Instruments, Inc.	156,443	12,603,048
Xilinx, Inc.	38,389	2,222,339

		108,441,402

Software 4.5%
Activision Blizzard, Inc.	108,279	5,398,791
Adobe Systems, Inc.*	77,649	10,104,465
Autodesk, Inc.*	30,431	2,631,369
CA, Inc.	48,974	1,553,455
Citrix Systems, Inc.*	24,269	2,023,792
Electronic Arts, Inc.*	48,439	4,336,259
Intuit, Inc.	38,185	4,429,078
Microsoft Corp.	1,211,048	79,759,621
Oracle Corp.	469,017	20,922,848
Red Hat, Inc.*	27,498	2,378,577
salesforce.com, Inc.*	102,489	8,454,318
Symantec Corp.	95,909	2,942,488
Synopsys, Inc.*	23,639	1,705,081

		146,640,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 2.3%
Advance Auto Parts, Inc.	11,764	$1,744,131
AutoNation, Inc.*	10,342	437,363
AutoZone, Inc.*	4,466	3,229,141
Bed Bath & Beyond, Inc.	24,058	949,329
Best Buy Co., Inc.	42,165	2,072,410
CarMax, Inc.*	29,227	1,730,823
Foot Locker, Inc.	21,247	1,589,488
Gap, Inc. (The)	35,028	850,830
Home Depot, Inc. (The)	190,930	28,034,252
L Brands, Inc.	37,437	1,763,283
Lowe’s Cos., Inc.	135,484	11,138,140
O’Reilly Automotive, Inc.*	14,398	3,885,156
Ross Stores, Inc.	61,811	4,071,491
Signet Jewelers Ltd.	10,639	736,963
Staples, Inc.	99,958	876,632
Tiffany & Co.	16,741	1,595,417
TJX Cos., Inc. (The)	102,314	8,090,991
Tractor Supply Co.	20,702	1,427,817
Ulta Beauty, Inc.*	9,362	2,670,323

		76,893,980

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	821,678	118,042,261
Hewlett Packard Enterprise Co.	261,141	6,189,042
HP, Inc.	267,273	4,778,841
NetApp, Inc.	41,893	1,753,222
Seagate Technology plc	45,884	2,107,452
Western Digital Corp.	45,169	3,727,798
Xerox Corp.	132,650	973,651

		137,572,267

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	42,985	1,776,570
Hanesbrands, Inc.	58,886	1,222,473
Michael Kors Holdings Ltd.*	24,632	938,726
NIKE, Inc., Class B	207,424	11,559,740
PVH Corp.	12,685	1,312,517
Ralph Lauren Corp.	8,999	734,498
Under Armour, Inc., Class A*(a)	28,118	556,174
Under Armour, Inc., Class C*	28,317	518,201
VF Corp.	51,688	2,841,289

		21,460,188

Tobacco 1.7%
Altria Group, Inc.	304,680	21,760,246
Philip Morris International, Inc.	242,656	27,395,862
Reynolds American, Inc.	130,069	8,196,948

		57,353,056

Trading Companies & Distributors 0.2%
Fastenal Co.	44,661	2,300,042
United Rentals, Inc.*	13,427	1,679,046
W.W. Grainger, Inc.	8,661	2,015,934

		5,995,022

Water Utilities 0.1%
American Water Works Co., Inc.	28,395	2,208,279

Total Common Stocks (cost $1,786,814,392)		3,175,940,182

Repurchase Agreements 0.1%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000.(b)	$1,000,000	$1,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $1,020,000.(b)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $538,464, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $549,196.(b)	538,428	538,428

Total Repurchase Agreements (cost $2,538,428)		2,538,428

Total Investments (cost $1,789,352,820) (c) — 97.1%		3,178,478,610
Other assets in excess of liabilities — 2.9%		93,472,996

NET ASSETS — 100.0%		$3,271,951,606

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $5,327,281. which was collateralized by a repurchase agreement with a value of $2,538,428 and $2,851,476 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/15/17 - 11/15/46, a total value of $5,389,904.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $2,538,428.
(c)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,843,222,268, tax unrealized appreciation and depreciation were $1,388,643,195 and $(53,386,853), respectively
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
807	S&P 500 E-Mini	06/16/17	$95,193,720	$(130,978)

At March 31, 2017, the Fund has $3,822,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,175,940,182	$—	$—	$3,175,940,182
Repurchase Agreements	—	2,538,428	—	2,538,428

Total Assets	$3,175,940,182	$2,538,428	$—	$3,178,478,610

Liabilities:
Futures Contracts	$(130,978)	$—	$—	$(130,978)

Total Liabilities	$(130,978)	$—	$—	$(130,978)

Total	$3,175,809,204	$2,538,428	$—	$3,178,347,632

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(130,978)

Total		$(130,978)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 25.3%

	Principal Amount	Market Value
Airlines 1.1%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$10,235,967	$9,980,068
American Airlines Pass Through Trust Series 2013-2, Class B, 5.60%, 07/15/20(a)	3,724,805	3,850,517
Series 2015-1, Class B, 3.70%, 05/01/23	3,429,940	3,352,766
Series 2015-2, Class B, 4.40%, 09/22/23(b)	4,435,723	4,468,990

		21,652,341

Automobiles 4.1%
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.62%, 03/20/19	6,000,000	6,006,063
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A, 1.88%, 03/15/22(a)	4,031,314	4,036,125
Series 2015-1A, Class A, 2.00%, 07/15/22(a)	10,199,024	10,216,587
Series 2015-2A, Class A, 2.40%, 02/15/23(a)	10,000,000	10,043,860
First Investors Auto Owner Trust Series 2014-1A, Class A3, 1.49%, 01/15/20(a)	1,550,424	1,550,234
Series 2015-2A, Class A2, 2.28%, 09/15/21(a)	11,580,000	11,636,228
Series 2016-2A, Class A2, 1.87%, 11/15/21(a)	1,980,000	1,976,160
Series 2017-1A, Class A2, 2.20%, 03/15/22(a)	6,746,000	6,741,315
Flagship Credit Auto Trust Series 2014-2, Class A, 1.43%, 12/16/19(a)	943,961	944,177
Series 2015-2, Class A, 1.98%, 10/15/20(a)	5,893,815	5,903,313
Series 2015-3, Class A, 2.38%, 10/15/20(a)	5,885,966	5,897,848
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/26(a)	6,000,000	6,050,760
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 06/15/20(a)	5,000,000	5,015,114

		76,017,784

Credit Card 0.9%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/22	5,500,000	5,511,134
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20	7,000,000	7,009,378
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 02/07/20	5,000,630	5,163,660

		17,684,172

Home Equity 2.3%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 2.08%, 10/25/34(c)	786,301	782,683
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 1.74%, 12/25/33(c)	6,800,442	6,615,623
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.68%, 12/25/34(c)	1,399,547	1,378,876
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 1.74%, 01/25/35(c)	9,070,303	8,959,024
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, 4.00%, 02/25/57(a)(c)	10,000,000	10,312,254
RASC Trust, Series 2005-KS12, Class M2, 1.44%, 01/25/36(c)	14,555,000	13,883,818
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 1.45%, 02/25/35(c)	233,616	233,580

		42,165,858

Other 16.6%
A Voce CLO Ltd. Series 2014-1A, Class A1R, 0.00%, 07/15/26(a)(c)	9,000,000	9,036,720
Series 2014-1A, Class A1B, 2.48%, 07/15/26(a)(c)	9,000,000	8,996,094
ALM VII Ltd., Series 2012-7A, Class A1R, 2.50%, 10/15/28(a)(c)	19,775,000	19,803,911
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/24(d)	7,890,742	7,871,015
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2004-R3, Class A1A, 1.67%, 05/25/34(c)	1,216,902	1,214,217
Ares XXV CLO Ltd., Series 2012-3A, Class AR, 2.24%, 01/17/24(a)(c)	19,000,000	19,009,291
Babson CLO Ltd., Series 2014-3A, Class AR, 2.30%, 01/15/26(a)(c)	13,000,000	13,020,995
Bayview Opportunity Master Fund IIIa Trust, Series 2014-18NP, Class A, 3.23%, 07/28/34(a)(e)	8,075,764	8,061,500
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/64(a)(c)	7,000,000	7,234,297
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 4.00%, 06/28/54(a)(c)	8,500,000	8,784,801
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 1.47%, 07/25/35(c)	4,950,473	4,911,588
Carlyle Global Market Strategies CLO Ltd., Series 2014-4A, Class A1R, 2.22%, 10/15/26(a)(c)	9,000,000	9,003,834
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/23(a)(d)	3,256,427	3,234,039
Citigroup Mortgage Loan Trust Inc, Series 2007-WFH1, Class M1, 1.24%, 01/25/37(c)	8,672,000	7,744,017
CNH Equipment Trust, Series 2017-A, Class A2, 1.64%, 07/15/20	10,000,000	10,026,159
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.72%, 08/25/35(c)	10,862,127	10,336,476
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.27%, 07/20/26(a)(c)	3,000,000	3,002,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.47%, 04/15/26(a)(c)	$10,000,000	$9,995,690
Series 2014-16A, Class B2R, 3.19%, 04/15/26(a)(c)	3,000,000	2,997,399
New Residential Advance Receivables Trust Advance, Series 2017-T1, Class AT1, 3.21%, 02/15/51(a)	3,000,000	2,980,050
NRZ Advance Receivables Trust 2015-ON1, Series 2016-T4, Class AT4, 3.11%, 12/15/50(a)	25,000,000	24,866,200
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49(a)	6,000,000	5,943,264
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49(a)(d)	12,000,000	11,942,052
Pinnacle Park CLO Ltd., Series 2014-1A, Class BR, 2.80%, 04/15/26(a)(c)	5,000,000	4,995,475
RMAT LLC, Series 2015-1, Class A1, 4.09%, 07/27/20(a)(e)	7,362,741	7,404,215
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 1.40%, 11/25/35(c)	672,308	671,506
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2015-T3, Class AT3, 2.92%, 07/15/47(a)	14,000,000	14,021,473
Series 2016-T2, Class AT2, 2.75%, 11/15/49(a)	8,400,000	8,342,250
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 1.70%, 07/25/35(c)	6,400,894	6,168,042
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 06/15/28(a)	9,053,949	9,059,782
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.62%, 02/25/47(a)(e)	4,921,493	4,904,223
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/55(a)(e)	323,429	323,948
VOLT XL LLC, Series 2015-NP14, Class A1, 4.37%, 11/27/45(a)(e)	3,979,545	4,018,457
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55(a)(e)	3,741,100	3,762,368
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45(a)(e)	7,120,869	7,146,988
VOLT XXXIX LLC, Series 2015-NP13, Class A1, 4.13%, 10/25/45(a)(e)	6,193,223	6,206,679
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 09/25/46(a)(e)	9,673,363	9,671,165
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.62%, 07/25/45(a)(e)	2,731,563	2,738,168
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 3.62%, 07/25/45(a)(e)	9,269,031	9,310,594

		308,761,591

Road & Rail 0.3%
Federal Express Corp. 1998 Pass-Through Trust Series 981A 6.72%, 01/15/22	496,494	548,626
Series 981B 6.85%, 01/15/19	2,674,829	2,821,944
Union Pacific Railroad Co. 2000 Pass-Through Trust, Series 00-1 8.00%, 01/10/21	2,380,476	2,531,971

		5,902,541

Total Asset-Backed Securities (cost $472,905,728)		472,184,287

Collateralized Mortgage Obligations 2.5%

	Principal Amount	Market Value
Chase Mortgage Trust, Series 2016-1, Class M2, 3.75%, 04/25/45(a)(c)	2,426,790	2,424,644
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(c)	393,962	396,332
FHLMC REMICS Series 3640, Class EL, 4.00%, 03/15/20	378,949	387,499
Series 3616, Class PA, 4.50%, 11/15/39	290,295	301,581
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(e)	34,605	35,572
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.31%, 10/25/35(c)	9,523,612	9,237,255
New Residential Mortgage Loan Trust Series 2016-2A, Class A1, 3.75%, 11/26/35(a)(c)	17,009,679	17,187,208
Series 2014-3A, Class AFX3, 3.75%, 11/25/54(a)(c)	7,993,914	8,065,292
Series 2016-3A, Class A1, 3.75%, 09/25/56(a)(c)	3,564,137	3,616,223
Series 2016-4A, Class A1, 3.75%, 11/25/56(a)(c)	3,478,144	3,550,833
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	460,029	462,323

Total Collateralized Mortgage Obligations (cost $46,480,893)		45,664,762

Commercial Mortgage-Backed Securities 5.6%

	Principal Amount	Market Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(a)	4,000,000	4,060,171
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.41%, 09/15/26(a)(c)	6,098,000	6,104,583
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 06/11/50	9,898,754	10,017,181
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.76%, 12/15/27(a)(c)	5,000,000	5,003,125
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.78%, 12/10/49(c)	11,531,762	11,545,175
Series 2008-C7, Class A4, 6.13%, 12/10/49(c)	7,578,553	7,655,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
COMM Mortgage Trust Series 2014-TWC, Class B, 2.48%, 02/13/32(a)(c)	$13,000,000	$13,065,168
Series 2014-TWC, Class C, 2.73%, 02/13/32(a)(c)	6,000,000	6,024,432
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.04%, 12/15/48(c)	23,485,931	1,100,551
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4, 5.94%, 06/11/49(c)	6,173,754	6,212,306
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	5,957,109	5,992,299
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/45(a)	16,000,000	17,045,286
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.05%, 02/15/51(c)	1,133,772	1,132,498
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 2.26%, 02/15/27(a)(c)	9,000,000	9,029,034

Total Commercial Mortgage-Backed Securities (cost $108,360,897)		103,987,107

Corporate Bonds 53.2%

	Principal Amount	Market Value
Air Freight & Logistics 0.2%
FedEx Corp., 8.00%, 01/15/19	2,974,000	3,278,219

Automobiles 2.0%
Daimler Finance North America LLC, 1.66%, 10/30/19(a)(b)(c)	10,000,000	10,048,840
Hyundai Capital America, 2.60%, 03/19/20(a)(b)	10,000,000	10,003,780
Nissan Motor Acceptance Corp., 1.95%, 09/12/17(a)	4,165,000	4,169,028
2.65%, 09/26/18(a)	3,035,000	3,065,535
1.64%, 09/13/19(a)(c)	10,000,000	10,029,790

		37,316,973

Banks 11.6%
Bank of America Corp., 2.06%, 01/15/19(c)	5,000,000	5,060,600
Series L, 2.60%, 01/15/19	10,000,000	10,104,120
Series L, 2.65%, 04/01/19	5,000,000	5,064,145
2.19%, 01/20/23(c)	5,000,000	5,069,400
Capital One NA, 1.88%, 09/13/19(c)	15,000,000	15,096,495
Citigroup, Inc., 2.50%, 07/29/19	10,000,000	10,090,250
Citizens Bank NA, 2.45%, 12/04/19	10,000,000	10,075,760
Citizens Financial Group, Inc., 2.38%, 07/28/21	5,000,000	4,930,460
CoBank ACB, 1.73%, 06/15/22(c)	25,635,000	24,747,311
Fifth Third Bancorp, 2.30%, 03/01/19(b)	7,000,000	7,043,890
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,471,813
ING Groep NV, 3.15%, 03/29/22	5,000,000	5,011,655
JPMorgan Chase & Co., 1.63%, 05/15/18	5,000,000	4,998,470
2.30%, 08/15/21(b)	10,000,000	9,896,160
Nordea Bank AB, 1.77%, 09/30/19(a)(c)	17,000,000	17,072,250
Skandinaviska Enskilda Banken AB, 1.69%, 09/13/19(a)(c)	15,000,000	15,020,640
Svenska Handelsbanken AB, 1.59%, 09/06/19(c)	15,000,000	15,037,605
Toronto-Dominion Bank (The), 1.46%, 01/18/19(c)	20,000,000	20,039,040
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22(a)(b)	9,000,000	8,823,321
Wells Fargo & Co., 1.50%, 04/22/19(c)	20,000,000	20,065,580

		215,718,965

Beverages 2.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	10,000,000	10,075,200
Anheuser-Busch InBev Worldwide, Inc., 1.72%, 08/01/18(c)	15,000,000	15,098,220
Molson Coors Brewing Co., 2.10%, 07/15/21	7,500,000	7,323,742
PepsiCo, Inc., 1.27%, 10/04/19(c)	15,000,000	15,039,300

		47,536,462

Biotechnology 1.5%
AbbVie, Inc., 2.50%, 05/14/20	8,000,000	8,054,544
Celgene Corp., 2.30%, 08/15/18	14,118,000	14,222,403
2.88%, 08/15/20	5,000,000	5,076,480

		27,353,427

Building Products 0.5%
Johnson Controls International plc, 1.40%, 11/02/17	10,000,000	9,979,760

Capital Markets 0.3%
FMR LLC, 7.49%, 06/15/19(a)	2,000,000	2,211,120
Morgan Stanley, 2.20%, 12/07/18	4,000,000	4,016,400

		6,227,520

Chemicals 0.9%
CF Industries, Inc., 7.13%, 05/01/20	5,500,000	5,987,795
Solvay Finance America LLC, 3.40%, 12/03/20(a)(b)	10,000,000	10,288,590

		16,276,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies 0.5%
Catholic Health Initiatives, 1.60%, 11/01/17	$10,000,000	$9,989,540

Communications Equipment 0.5%
Cisco Systems, Inc., 1.49%, 09/20/19(b)(c)	9,000,000	9,044,136

Consumer Finance 3.9%
Ford Motor Credit Co. LLC, 1.63%, 09/08/17(c)	10,000,000	10,006,760
2.01%, 01/09/20(c)	15,000,000	15,160,290
HSBC USA, Inc., 2.04%, 09/24/18(c)	10,000,000	10,057,720
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	7,650,000	7,707,849
John Deere Capital Corp., 1.29%, 10/09/19(c)	15,000,000	15,026,775
Toyota Motor Credit Corp., 1.46%, 10/18/19(c)	15,000,000	15,064,680

		73,024,074

Diversified Financial Services 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	14,697,903
JPMorgan Chase Bank NA, 6.00%, 10/01/17	2,200,000	2,246,092
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20	10,000,000	9,962,960

		26,906,955

Diversified Telecommunication Services 2.2%
AT&T, Inc., 2.80%, 02/17/21	10,000,000	10,029,710
Verizon Communications, Inc., 1.51%, 06/09/17(c)	20,000,000	20,008,660
1.92%, 06/17/19(c)	10,000,000	10,071,400

		40,109,770

Electric Utilities 1.5%
Great Plains Energy, Inc., 5.29%, 06/15/22(e)	10,135,000	11,079,410
Indiana Michigan Power Co., 7.00%, 03/15/19	10,000,000	10,943,710
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	6,730,080

		28,753,200

Energy Equipment & Services 2.3%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	9,991,400
SESI LLC, 6.38%, 05/01/19	11,270,000	11,241,825
Transocean, Inc., 4.25%, 10/15/17	21,500,000	21,607,500

		42,840,725

Equity Real Estate Investment Trusts (REITs) 1.5%
Prologis LP, 2.75%, 02/15/19	10,000,000	10,135,650
WEA Finance LLC, 1.75%, 09/15/17(a)	10,000,000	10,002,470
2.70%, 09/17/19(a)	7,000,000	7,064,925

		27,203,045

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	9,500,000	9,626,949

Food Products 2.3%
Conagra Brands, Inc., 4.95%, 08/15/20	302,000	320,582
Kraft Heinz Foods Co., 2.00%, 07/02/18	15,000,000	15,037,260
Mondelez International Holdings Netherlands BV, 1.65%, 10/28/19(a)(c)	15,000,000	15,062,010
Tyson Foods, Inc., 2.65%, 08/15/19	12,000,000	12,132,060

		42,551,912

Health Care Equipment & Supplies 0.9%
Becton, Dickinson and Co., 2.68%, 12/15/19	6,098,000	6,184,854
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,098,670

		16,283,524

Health Care Providers & Services 1.0%
Dignity Health, 2.64%, 11/01/19	6,000,000	6,019,956
Express Scripts Holding Co., 3.30%, 02/25/21(b)	3,000,000	3,051,876
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	10,000,000	10,052,730

		19,124,562

Household Durables 0.8%
Newell Brands, Inc., 2.60%, 03/29/19	10,000,000	10,123,640
3.15%, 04/01/21	5,000,000	5,107,705

		15,231,345

Industrial Conglomerates 0.8%
Honeywell International, Inc., 1.32%, 10/30/19(c)	10,000,000	10,064,120
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20	5,000,000	5,046,705

		15,110,825

Insurance 2.9%
Metropolitan Life Global Funding I, 1.50%, 01/10/18(a)	5,000,000	4,991,250
1.46%, 09/14/18(a)(c)	15,000,000	15,040,935
2.30%, 04/10/19(a)	7,000,000	7,040,929
New York Life Global Funding, 1.43%, 10/24/19(a)(c)	15,000,000	15,074,025
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	11,500,000	11,689,267

		53,836,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media 1.1%
Charter Communications Operating LLC, 3.58%, 07/23/20	$10,000,000	$10,286,380
NBCUniversal Enterprise, Inc., 1.71%, 04/15/18(a)(c)	10,000,000	10,061,060

		20,347,440

Metals & Mining 0.4%
Glencore Canada Corp., 5.50%, 06/15/17	8,000,000	8,058,480

Multiline Retail 0.1%
Dollar Tree, Inc., 5.75%, 03/01/23	2,500,000	2,662,500

Oil, Gas & Consumable Fuels 6.2%
BP Capital Markets plc, 1.38%, 11/06/17	5,000,000	4,995,390
1.78%, 09/26/18(c)	10,000,000	10,064,390
3.81%, 02/10/24	5,000,000	5,183,445
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	12,967,500
Enbridge Energy Partners LP, Series B, 6.50%, 04/15/18	7,700,000	8,047,909
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	13,000,000	13,935,714
MPLX LP, 4.50%, 07/15/23	5,000,000	5,200,100
Murphy Oil Corp., 3.50%, 12/01/17	34,500,000	34,500,000
Nexen Energy ULC, 5.65%, 05/15/17	2,000,000	2,007,016
Noble Energy, Inc., 3.90%, 11/15/24	7,250,000	7,348,614
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	6,000,000	6,538,806
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,572,705

		116,361,589

Pharmaceuticals 1.1%
Actavis Funding SCS, 3.45%, 03/15/22	10,000,000	10,210,780
Forest Laboratories LLC, 4.88%, 02/15/21(a)	2,000,000	2,151,870
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	8,500,000	8,203,010

		20,565,660

Road & Rail 0.1%
ERAC USA Finance LLC, 6.38%, 10/15/17(a)	1,505,000	1,540,668

Semiconductors & Semiconductor Equipment 0.8%
Broadcom Corp., 2.38%, 01/15/20(a)	15,000,000	14,998,185

Trading Companies & Distributors 0.8%
GATX Corp., 2.38%, 07/30/18	5,000,000	5,034,865
2.60%, 03/30/20(b)	9,000,000	9,118,692

		14,153,557

Total Corporate Bonds (cost $988,173,544)		992,012,758

Loan Participations 1.3%

	Principal Amount	Market Value
Health Care Providers & Services 0.2%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, 3.80%, 12/31/19	1,003,440	996,486
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, 4.05%, 01/27/21	1,846,315	1,820,005

		2,816,491

Health Care Technology 0.3%
Advanced Computer, 1st Lien Tranche B Term Loan, 6.56%, 01/31/22	5,216,842	5,047,295

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, 3.98%, 07/08/22	5,364,482	5,403,589

Pharmaceuticals 0.0%†
Valeant Pharmaceuticals International, Inc., 1st Lien Tranche B Term Loan, 5.57%, 04/01/22	752,924	754,588

Software 0.5%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 5.50%, 12/04/20	9,800,000	9,895,942

Total Loan Participation (cost $23,532,801)		23,917,905

Mortgage-Backed Securities 1.2%

	Principal Amount	Market Value
FHLMC Non Gold Pool
Pool# 1Q0648 3.15%, 06/01/37(c)	961,062	1,014,183
Pool# 1B3601 3.32%, 10/01/37(c)	239,101	251,986
FNMA Pool
Pool# 747271 3.13%, 07/01/34(c)	1,131,884	1,206,300
Pool# 886345 2.85%, 08/01/36(c)	72,272	73,294
Pool# 893776 2.89%, 09/01/36(c)	15,595	15,624
Pool# 949691 5.88%, 09/01/37(c)	250,388	250,075
Pool# AS8269 3.00%, 11/01/46	19,790,331	19,630,769

Total Mortgage-Backed Securities (cost $22,593,517)		22,442,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Municipal Bond 0.4%

	Principal Amount	Market Value

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	$8,000,000	$7,901,680

Total Municipal Bond (cost $8,000,000)		7,901,680

U.S. Treasury Obligations 9.2%

	Principal Amount	Market Value
U.S. Treasury Inflation Index Note, 0.13%, 07/15/22(f)	48,000,000	51,080,348
U.S. Treasury Notes 0.75%, 02/28/18	20,000,000	19,943,760
1.38%, 04/30/21	10,000,000	9,832,030
1.75%, 11/30/21	70,000,000	69,543,390
2.00%, 08/15/25	15,000,000	14,606,250
2.25%, 11/15/25	6,000,000	5,948,202

Total U.S. Treasury Obligations (cost $171,532,900)		170,953,980

Repurchase Agreements 0.2%

	Principal Amount	Market Value
Bank of America NA 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $1,020,000.(g)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc. 0.81%, dated 03/31/17, due 04/03/17, repurchase price $2,603,521, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $2,655,412.(g)	2,603,345	2,603,345

Total Repurchase Agreements (cost $3,603,345)		3,603,345

Total Investments (cost $1,845,183,625) (h) — 98.9%		1,842,668,055
Other assets in excess of liabilities — 1.1%		20,869,416

NET ASSETS — 100.0%		$1,863,537,471

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $679,425,279 which represents 36.46% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $33,131,668, which was collateralized by repurchase agreements with a value of $3,603,345 and $30,264,863 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.25%, and maturity dates ranging from 04/27/17 - 11/15/46, a total value of $33,868,208.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date.
(d)	Fair valued security.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2017.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $3,603,345.
(h)	At March 31, 2017, the tax basis cost of the Fund’s investments was $1,845,183,625, tax unrealized appreciation and depreciation were $7,312,602 and $(9,828,172), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACB	Agricultural Credit Bank
BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
IO	Interest only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
ULC	Unlimited Liability Company

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
575	U.S. Treasury 2 Year Note	06/30/17	$124,460,547	$16,599
636	US Treasury 10 Year Ultra Note	06/21/17	85,154,437	306,536

			$209,614,984	$323,135

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(264)	U.S. Treasury 10 Year Note	06/21/17	$32,884,500	$(44,858)
(1,412)	US Treasury 5 Year Note	06/30/17	166,229,906	(254,903)

			$199,114,406	$(299,761)

At March 31, 2017, the Fund has $569,248 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$21,652,341	$—	$21,652,341
Automobiles	—	76,017,784	—	76,017,784
Credit Card	—	17,684,172	—	17,684,172
Home Equity	—	42,165,858	—	42,165,858
Other	—	285,714,485	23,047,106	308,761,591
Road & Rail	—	5,902,541	—	5,902,541

Total Asset-Backed Securities	$—	$449,137,181	$23,047,106	$472,184,287

Collateralized Mortgage Obligations	—	45,664,762	—	45,664,762
Commercial Mortgage-Backed Securities	—	103,987,107	—	103,987,107
Corporate Bonds	—	992,012,758	—	992,012,758
Futures Contracts	323,135	—	—	323,135
Loan Participations	—	23,917,905	—	23,917,905
Mortgage-Backed Securities	—	22,442,231	—	22,442,231
Municipal Bond	—	7,901,680	—	7,901,680
Repurchase Agreements	—	3,603,345	—	3,603,345
U.S. Treasury Obligations	—	170,953,980	—	170,953,980

Total Assets	$323,135	$1,819,620,949	$23,047,106	$1,842,991,190

Liabilities:
Futures Contracts	$(299,761)	$—	$—	$(299,761)

Total Liabilities	$(299,761)	$—	$—	$(299,761)

Total	$23,374	$1,819,620,949	$23,047,106	$1,842,691,429

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset- Backed Securities	Total
Balance as of 12/31/16	$12,689,744	$12,689,744
Accrued Accretion/(Amortization)	835	835
Realized Gain/(Loss)	3,767	3,767
Change in Unrealized Appreciation/(Depreciation)	124,144	124,144
Purchases	—	—
Sales	(1,737,634)	(1,737,634)
Transfers Into Level 3	11,966,250	11,966,250
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$23,047,106	$23,047,106

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/17	$124,144	$124,144

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$323,135

Total		$323,135

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(299,761)

Total		$(299,761)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 96.6%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	9,141	$307,412
Aerojet Rocketdyne Holdings, Inc.*	16,710	362,607
Aerovironment, Inc.*	5,686	159,379
Astronics Corp.*	5,397	171,247
Cubic Corp.	7,055	372,504
Curtiss-Wright Corp.	12,494	1,140,202
DigitalGlobe, Inc.*	17,622	577,120
Ducommun, Inc.*	2,785	80,180
Engility Holdings, Inc.*	5,128	148,404
Esterline Technologies Corp.*	8,432	725,574
KeyW Holding Corp. (The)*	13,683	129,168
KLX, Inc.*	14,744	659,057
Kratos Defense & Security Solutions, Inc.*	17,233	134,073
Mercury Systems, Inc.*(a)	13,244	517,178
Moog, Inc., Class A*	9,172	617,734
National Presto Industries, Inc.	1,406	143,693
Sparton Corp.*	2,826	59,318
TASER International, Inc.*(a)	14,401	328,199
Teledyne Technologies, Inc.*	9,649	1,220,213
Triumph Group, Inc.(a)	13,698	352,723
Vectrus, Inc.*	2,935	65,597

		8,271,582

Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	14,052	225,534
Atlas Air Worldwide Holdings, Inc.*	6,934	384,490
Echo Global Logistics, Inc.*	8,039	171,633
Forward Air Corp.	8,317	395,640
Hub Group, Inc., Class A*	9,335	433,144
Park-Ohio Holdings Corp.	2,368	85,130
Radiant Logistics, Inc.*	12,034	60,170
XPO Logistics, Inc.*	27,655	1,324,398

		3,080,139

Airlines 0.3%
Allegiant Travel Co.(a)	3,733	598,213
Hawaiian Holdings, Inc.*	14,866	690,526
SkyWest, Inc.	14,239	487,686

		1,776,425

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	21,943	412,089
Cooper Tire & Rubber Co.	15,759	698,912
Cooper-Standard Holdings, Inc.*	4,146	459,916
Dana, Inc.	42,441	819,536
Dorman Products, Inc.*	7,556	620,574
Fox Factory Holding Corp.*	6,206	178,112
Gentherm, Inc.*	10,179	399,526
Horizon Global Corp.*	6,482	89,970
LCI Industries	6,678	666,464
Metaldyne Performance Group, Inc.	4,191	95,764
Modine Manufacturing Co.*	12,816	156,355
Motorcar Parts of America, Inc.*	5,104	156,846
Spartan Motors, Inc.	8,974	71,792
Standard Motor Products, Inc.	5,973	293,513
Stoneridge, Inc.*	7,611	138,064
Strattec Security Corp.(a)	906	25,187
Superior Industries International, Inc.	6,985	177,070
Tenneco, Inc.	14,668	915,577
Tower International, Inc.	5,577	151,137
Unique Fabricating, Inc.	1,743	20,968
Workhorse Group, Inc.*(a)	3,045	8,008

		6,555,380

Automobiles 0.0%†
Winnebago Industries, Inc.	7,383	215,953

Banks 11.1%
1st Source Corp.	4,302	201,979
Access National Corp.(a)	2,720	81,654
ACNB Corp.	1,607	46,362
Allegiance Bancshares, Inc.*	3,022	112,418
American National Bankshares, Inc.	2,274	84,706
Ameris Bancorp	9,857	454,408
Ames National Corp.	2,444	74,786
Arrow Financial Corp.	3,011	102,073
Atlantic Capital Bancshares, Inc.*	4,688	88,838
Banc of California, Inc.	13,734	284,294
BancFirst Corp.	2,176	195,622
Banco Latinoamericano de Comercio Exterior SA, Class E	8,486	235,402
Bancorp, Inc. (The)*	13,908	70,931
BancorpSouth, Inc.	24,240	733,260
Bank of Marin Bancorp	1,736	111,712
Bank of NT Butterfield & Son Ltd. (The)	3,453	110,185
Bank of the Ozarks, Inc.	25,001	1,300,302
Bankwell Financial Group, Inc.	1,587	54,577
Banner Corp.	8,355	464,872
Bar Harbor Bankshares(a)	4,047	133,858
Berkshire Hills Bancorp, Inc.	9,666	348,459
Blue Hills Bancorp, Inc.	7,613	135,892
BNC Bancorp	11,476	402,234
Boston Private Financial Holdings, Inc.	23,349	382,924
Bridge Bancorp, Inc.	5,508	192,780
Brookline Bancorp, Inc.	19,616	306,990
Bryn Mawr Bank Corp.	4,819	190,350
BSB Bancorp, Inc.*	2,147	60,653
C&F Financial Corp.	874	40,466
California First National Bancorp	598	9,688
Camden National Corp.	4,249	187,126
Capital Bank Financial Corp., Class A	7,059	306,361
Capital City Bank Group, Inc.	2,753	58,887
Capstar Financial Holdings, Inc.*	1,605	30,607
Cardinal Financial Corp.	8,629	258,352
Carolina Financial Corp.	3,578	107,340
Cascade Bancorp*	8,014	61,788
Cathay General Bancorp	20,803	783,857
CenterState Banks, Inc.	14,001	362,626
Central Pacific Financial Corp.	8,375	255,772
Central Valley Community Bancorp	2,318	47,519
Century Bancorp, Inc., Class A	910	55,351
Chemical Financial Corp.	18,586	950,674
Chemung Financial Corp.(a)	836	33,022
Citizens & Northern Corp.	3,378	78,640
City Holding Co.	4,156	267,979
CNB Financial Corp.	3,937	94,055
CoBiz Financial, Inc.	10,320	173,376
Codorus Valley Bancorp, Inc.	2,210	57,261
Columbia Banking System, Inc.	16,194	631,404
Community Bank System, Inc.(a)	11,171	614,182
Community Trust Bancorp, Inc.	4,147	189,725
ConnectOne Bancorp, Inc.	8,885	215,461
County Bancorp, Inc.	1,252	36,383
CU Bancorp*	4,759	188,694

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Customers Bancorp, Inc.*	7,899	$249,055
CVB Financial Corp.(a)	28,350	626,251
Eagle Bancorp, Inc.*	8,546	510,196
Enterprise Bancorp, Inc.	2,882	100,178
Enterprise Financial Services Corp.	5,719	242,486
Equity Bancshares, Inc., Class A*	2,363	75,073
Farmers Capital Bank Corp.	2,041	82,456
Farmers National Banc Corp.	6,485	93,060
FB Financial Corp.*(a)	2,218	78,428
FCB Financial Holdings, Inc., Class A*	8,377	415,080
Fidelity Southern Corp.	5,879	131,572
Financial Institutions, Inc.	3,863	127,286
First Bancorp	5,342	156,467
First BanCorp, Puerto Rico*	34,912	197,253
First Bancorp, Inc.	2,787	75,946
First Busey Corp.	8,656	254,486
First Business Financial Services, Inc.	2,289	59,422
First Citizens BancShares, Inc., Class A	2,147	720,039
First Commonwealth Financial Corp.	25,153	333,529
First Community Bancshares, Inc.	4,276	106,772
First Community Financial Partners, Inc.*	3,456	44,064
First Connecticut Bancorp, Inc.	4,430	109,864
First Financial Bancorp	17,192	471,920
First Financial Bankshares, Inc.	18,041	723,444
First Financial Corp.	2,978	141,455
First Financial Northwest, Inc.	2,407	42,532
First Foundation, Inc.*	7,314	113,440
First Internet Bancorp	1,441	42,509
First Interstate BancSystem, Inc., Class A(a)	5,591	221,683
First Merchants Corp.	11,389	447,815
First Mid-Illinois Bancshares, Inc.	2,596	87,849
First Midwest Bancorp, Inc.	23,119	547,458
First NBC Bank Holding Co.*(a)	4,156	16,624
First Northwest Bancorp*	3,028	46,934
First of Long Island Corp. (The)	5,945	160,812
Flushing Financial Corp.	7,882	211,789
FNB Corp.	90,076	1,339,430
Franklin Financial Network, Inc.*	3,470	134,463
Fulton Financial Corp.	48,661	868,599
German American Bancorp, Inc.	4,101	194,141
Glacier Bancorp, Inc.(a)	21,699	736,247
Great Southern Bancorp, Inc.	2,859	144,380
Great Western Bancorp, Inc.	16,833	713,888
Green Bancorp, Inc.*	5,608	99,822
Guaranty Bancorp	5,209	126,839
Hancock Holding Co.	23,671	1,078,214
Hanmi Financial Corp.	8,770	269,677
HarborOne Bancorp, Inc.*	4,049	76,891
Heartland Financial USA, Inc.	6,692	334,265
Heritage Commerce Corp.	7,211	101,675
Heritage Financial Corp.	8,051	199,262
Heritage Oaks Bancorp	6,967	93,009
Hilltop Holdings, Inc.	21,493	590,413
Home BancShares, Inc.	34,319	929,015
HomeTrust Bancshares, Inc.*	5,226	122,811
Hope Bancorp, Inc.	36,439	698,536
Horizon Bancorp	5,773	151,368
IBERIABANK Corp.	13,585	1,074,574
Independent Bank Corp.	13,472	599,957
Independent Bank Group, Inc.	3,095	199,009
International Bancshares Corp.	15,280	540,912
Investors Bancorp, Inc.	83,492	1,200,615
Lakeland Bancorp, Inc.	11,995	235,102
Lakeland Financial Corp.	6,722	289,853
LCNB Corp.	2,273	54,211
LegacyTexas Financial Group, Inc.	12,401	494,800
Live Oak Bancshares, Inc.(a)	5,335	115,503
Macatawa Bank Corp.	6,993	69,091
MainSource Financial Group, Inc.	6,425	211,575
MB Financial, Inc.	21,413	916,905
MBT Financial Corp.	4,782	54,276
Mercantile Bank Corp.	4,624	159,066
Merchants Bancshares, Inc.	1,590	77,433
Middleburg Financial Corp.	1,260	50,450
Midland States Bancorp, Inc.	1,029	35,387
MidWestOne Financial Group, Inc.	2,306	79,073
MutualFirst Financial, Inc.	1,336	42,151
National Bank Holdings Corp., Class A	6,954	226,005
National Bankshares, Inc.(a)	1,824	68,491
National Commerce Corp.*	2,346	85,864
NBT Bancorp, Inc.	11,948	442,912
Nicolet Bankshares, Inc.*	2,141	101,355
Northrim BanCorp, Inc.	1,811	54,421
OFG Bancorp	12,036	142,025
Old Line Bancshares, Inc.	2,240	63,795
Old National Bancorp	37,872	657,079
Old Second Bancorp, Inc.	7,582	85,298
Opus Bank	4,796	96,639
Orrstown Financial Services, Inc.	1,882	42,063
Pacific Continental Corp.	6,244	152,978
Pacific Mercantile Bancorp*	4,032	30,442
Pacific Premier Bancorp, Inc.*	7,669	295,640
Paragon Commercial Corp.*	478	25,568
Park National Corp.	3,718	391,134
Park Sterling Corp.	14,601	179,738
Peapack Gladstone Financial Corp.	4,175	123,538
Penns Woods Bancorp, Inc.(a)	1,365	59,309
Peoples Bancorp, Inc.	4,752	150,448
Peoples Financial Services Corp.	2,067	86,401
People’s Utah Bancorp	3,544	93,739
Pinnacle Financial Partners, Inc.	13,198	877,007
Preferred Bank	3,363	180,459
Premier Financial Bancorp, Inc.	2,483	52,217
PrivateBancorp, Inc.	22,052	1,309,227
Prosperity Bancshares, Inc.	18,817	1,311,733
QCR Holdings, Inc.	3,351	141,915
Renasant Corp.	12,339	489,735
Republic Bancorp, Inc., Class A	2,583	88,829
Republic First Bancorp, Inc.*(a)	15,130	125,579
S&T Bancorp, Inc.	9,933	343,682
Sandy Spring Bancorp, Inc.	6,722	275,535
Seacoast Banking Corp. of Florida*	8,244	197,691
ServisFirst Bancshares, Inc.	12,882	468,647
Shore Bancshares, Inc.	3,340	55,811
Sierra Bancorp	3,285	90,108
Simmons First National Corp., Class A	8,269	456,035
South State Corp.	7,374	658,867
Southern First Bancshares, Inc.*	1,549	50,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Southern National Bancorp of Virginia, Inc.	2,964	$50,181
Southside Bancshares, Inc.	7,649	256,777
Southwest Bancorp, Inc.	4,871	127,377
State Bank Financial Corp.	9,857	257,465
Sterling Bancorp	35,995	853,082
Stock Yards Bancorp, Inc.	5,872	238,697
Stonegate Bank	3,570	168,111
Summit Financial Group, Inc.	2,203	47,453
Sun Bancorp, Inc.	2,916	71,150
Texas Capital Bancshares, Inc.*	13,975	1,166,214
Tompkins Financial Corp.	4,120	331,866
Towne Bank	15,566	504,338
TriCo Bancshares	6,032	214,317
TriState Capital Holdings, Inc.*	6,098	142,388
Triumph Bancorp, Inc.*	4,389	113,236
Trustmark Corp.	18,952	602,484
UMB Financial Corp.	12,639	951,843
Umpqua Holdings Corp.	62,679	1,111,925
Union Bankshares Corp.	12,239	430,568
Union Bankshares, Inc.(a)	1,022	43,895
United Bankshares, Inc.(a)	19,738	833,931
United Community Banks, Inc.	20,023	554,437
Univest Corp. of Pennsylvania	7,395	191,531
Valley National Bancorp	70,317	829,741
Veritex Holdings, Inc.*	3,538	99,489
Washington Trust Bancorp, Inc.(a)	4,200	207,060
WashingtonFirst Bankshares, Inc.	2,306	64,568
Webster Financial Corp.	25,822	1,292,133
WesBanco, Inc.	11,330	431,786
West Bancorporation, Inc.	4,176	95,839
Westamerica Bancorp(a)	6,825	381,040
Wintrust Financial Corp.	14,487	1,001,341
Xenith Bankshares, Inc.*	2,524	64,034

		61,186,063

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,521	364,663
Coca-Cola Bottling Co. Consolidated	1,321	272,153
Craft Brew Alliance, Inc.*	3,365	44,923
MGP Ingredients, Inc.	3,493	189,425
National Beverage Corp.	3,274	276,751
Primo Water Corp.*	5,761	78,234

		1,226,149

Biotechnology 4.8%
AnaptysBio, Inc.*	1,414	39,238
Acceleron Pharma, Inc.*	7,640	202,231
Achillion Pharmaceuticals, Inc.*	33,092	139,317
Acorda Therapeutics, Inc.*	12,015	252,315
Adamas Pharmaceuticals, Inc.*	4,643	81,252
Aduro Biotech, Inc.*(a)	9,793	105,275
Advaxis, Inc.*(a)	10,124	82,713
Adverum Biotechnologies, Inc.*	7,159	19,329
Aevi Genomic Medicine, Inc.*	7,772	14,456
Agenus, Inc.*(a)	20,611	77,703
Aimmune Therapeutics, Inc.*(a)	7,225	156,999
Akebia Therapeutics, Inc.*	10,055	92,506
Alder Biopharmaceuticals, Inc.*(a)	13,051	271,461
AMAG Pharmaceuticals, Inc.*	9,744	219,727
Amicus Therapeutics, Inc.*(a)	41,419	295,317
Anavex Life Sciences Corp.*(a)	8,989	51,597
Anthera Pharmaceuticals, Inc.*(a)	10,429	4,438
Applied Genetic Technologies Corp.*	3,500	24,150
Aptevo Therapeutics, Inc.*	4,536	9,344
Ardelyx, Inc.*	8,400	106,260
Arena Pharmaceuticals, Inc.*	71,206	103,961
Argos Therapeutics, Inc.*(a)	4,994	2,257
Array BioPharma, Inc.*	47,777	427,126
Arrowhead Pharmaceuticals, Inc.*(a)	16,741	30,971
Asterias Biotherapeutics, Inc.*(a)	5,899	20,057
Atara Biotherapeutics, Inc.*	6,439	132,321
Athersys, Inc.*	20,492	35,041
Audentes Therapeutics, Inc.*	2,210	37,658
Avexis, Inc.*	1,644	124,993
Axovant Sciences Ltd.*	6,758	100,965
Bellicum Pharmaceuticals, Inc.*	5,758	71,054
BioCryst Pharmaceuticals, Inc.*	21,518	180,751
BioSpecifics Technologies Corp.*	1,611	88,283
BioTime, Inc.*(a)	24,482	84,463
Bluebird Bio, Inc.*	11,527	1,047,804
Blueprint Medicines Corp.*	6,978	279,050
Cara Therapeutics, Inc.*(a)	6,252	114,974
Celldex Therapeutics, Inc.*(a)	26,515	95,719
Cellular Biomedicine Group, Inc.*(a)	3,335	39,353
ChemoCentryx, Inc.*	7,176	52,241
Chimerix, Inc.*	12,001	76,566
Cidara Therapeutics, Inc.*	2,847	22,207
Clovis Oncology, Inc.*	10,386	661,277
Coherus Biosciences, Inc.*	9,770	206,636
Concert Pharmaceuticals, Inc.*	4,880	83,253
Corvus Pharmaceuticals, Inc.*	848	17,613
Curis, Inc.*	31,205	86,750
Cytokinetics, Inc.*	9,089	116,794
CytomX Therapeutics, Inc.*	5,523	95,382
CytRx Corp.*(a)	34,418	15,288
Dimension Therapeutics, Inc.*	3,203	5,605
Dynavax Technologies Corp.*	16,418	97,687
Eagle Pharmaceuticals, Inc.*(a)	2,481	205,774
Edge Therapeutics, Inc.*	4,378	39,884
Editas Medicine, Inc.*(a)	2,152	48,033
Eiger BioPharmaceuticals, Inc.*	902	10,328
Emergent BioSolutions, Inc.*	9,073	263,480
Enanta Pharmaceuticals, Inc.*	4,396	135,397
Epizyme, Inc.*	11,075	189,936
Esperion Therapeutics, Inc.*	4,231	149,397
Exact Sciences Corp.*(a)	29,929	706,923
Exelixis, Inc.*	64,181	1,390,802
FibroGen, Inc.*	14,574	359,249
Five Prime Therapeutics, Inc.*	7,538	272,499
Flexion Therapeutics, Inc.*	7,145	192,272
Fortress Biotech, Inc.*	8,817	32,623
Foundation Medicine, Inc.*(a)	3,716	119,841
Galena Biopharma, Inc.*(a)	2,660	1,623
Genomic Health, Inc.*	5,202	163,811
Geron Corp.*(a)	41,861	95,024
Global Blood Therapeutics, Inc.*	5,658	208,497
GlycoMimetics, Inc.*	2,671	14,504
Halozyme Therapeutics, Inc.*(a)	30,372	393,621
Heron Therapeutics, Inc.*(a)	12,389	185,835
Idera Pharmaceuticals, Inc.*	27,484	67,885
Ignyta, Inc.*	7,986	68,680
Immune Design Corp.*	4,035	27,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
ImmunoGen, Inc.*(a)	24,719	$95,663
Immunomedics, Inc.*(a)	28,750	186,013
Infinity Pharmaceuticals, Inc.*	13,146	42,462
Inotek Pharmaceuticals Corp.*(a)	4,664	9,328
Inovio Pharmaceuticals, Inc.*(a)	18,598	123,119
Insmed, Inc.*	17,592	308,036
Insys Therapeutics, Inc.*(a)	6,371	66,959
Intellia Therapeutics, Inc.*(a)	1,935	27,264
Invitae Corp.*	9,042	100,005
Ironwood Pharmaceuticals, Inc.*	36,123	616,258
Jounce Therapeutics, Inc.*	1,739	38,241
Karyopharm Therapeutics, Inc.*	8,505	109,204
Keryx Biopharmaceuticals, Inc.*(a)	22,146	136,419
Kite Pharma, Inc.*	12,025	943,842
La Jolla Pharmaceutical Co.*	4,049	120,863
Lexicon Pharmaceuticals, Inc.*(a)	12,463	178,719
Ligand Pharmaceuticals, Inc.*(a)	5,328	563,916
Lion Biotechnologies, Inc.*	14,975	111,564
Loxo Oncology, Inc.*	4,627	194,704
MacroGenics, Inc.*	8,877	165,112
MannKind Corp.*(a)	17,929	26,535
MediciNova, Inc.*(a)	8,050	48,220
Merrimack Pharmaceuticals, Inc.*(a)	33,992	104,695
MiMedx Group, Inc.*(a)	28,799	274,454
Minerva Neurosciences, Inc.*(a)	5,133	41,577
Mirati Therapeutics, Inc.*	2,955	15,366
Momenta Pharmaceuticals, Inc.*	18,047	240,927
Myovant Sciences Ltd.*	3,722	43,696
Myriad Genetics, Inc.*	18,888	362,650
NantKwest, Inc.*(a)	4,405	15,638
Natera, Inc.*	7,178	63,669
NewLink Genetics Corp.*	6,291	151,613
Novavax, Inc.*(a)	74,750	95,680
OncoMed Pharmaceuticals, Inc.*(a)	6,473	59,616
Ophthotech Corp.*	8,505	31,128
Organovo Holdings, Inc.*(a)	30,566	97,200
Otonomy, Inc.*	6,637	81,303
OvaScience, Inc.*(a)	8,587	16,058
PDL BioPharma, Inc.*	46,601	105,784
Pfenex, Inc.*	5,077	29,497
PharmAthene, Inc.(a)	16,865	13,686
Portola Pharmaceuticals, Inc.*	13,758	539,176
Progenics Pharmaceuticals, Inc.*	20,282	191,462
Protagonist Therapeutics, Inc.*(a)	2,101	26,914
Proteostasis Therapeutics, Inc.*	2,345	18,338
Prothena Corp. plc*	9,695	540,884
PTC Therapeutics, Inc.*	8,931	87,881
Puma Biotechnology, Inc.*	7,743	288,040
Ra Pharmaceuticals, Inc.*	2,787	59,335
Radius Health, Inc.*	8,824	341,048
REGENXBIO, Inc.*	5,492	105,996
Regulus Therapeutics, Inc.*(a)	10,653	17,577
Repligen Corp.*	9,301	327,395
Retrophin, Inc.*	10,096	186,372
Rigel Pharmaceuticals, Inc.*	34,331	113,636
Sage Therapeutics, Inc.*	8,570	609,070
Sangamo Therapeutics, Inc.*	18,555	96,486
Sarepta Therapeutics, Inc.*	14,341	424,494
Selecta Biosciences, Inc.*	2,032	29,098
Seres Therapeutics, Inc.*	4,940	55,674
Sorrento Therapeutics, Inc.*(a)	7,066	27,911
Spark Therapeutics, Inc.*	5,306	283,022
Spectrum Pharmaceuticals, Inc.*	21,288	138,372
Stemline Therapeutics, Inc.*(a)	6,786	58,020
Syndax Pharmaceuticals, Inc.*	1,230	16,876
Synergy Pharmaceuticals, Inc.*	58,366	271,986
Synthetic Biologics, Inc.*	20,314	12,812
Syros Pharmaceuticals, Inc.*	2,008	31,987
T2 Biosystems, Inc.*(a)	3,906	20,546
TESARO, Inc.*	8,045	1,237,884
TG Therapeutics, Inc.*(a)	11,335	132,053
Tokai Pharmaceuticals, Inc.*	2,340	1,955
Trevena, Inc.*	12,329	45,247
Trovagene, Inc.*(a)	8,214	9,446
Ultragenyx Pharmaceutical, Inc.*(a)	10,947	741,988
Vanda Pharmaceuticals, Inc.*	10,258	143,612
Veracyte, Inc.*	6,042	55,466
Versartis, Inc.*	9,178	195,950
Vital Therapies, Inc.*	6,714	26,856
Voyager Therapeutics, Inc.*(a)	3,197	42,328
vTv Therapeutics, Inc., Class A*	1,753	11,482
XBiotech, Inc.*(a)	4,818	79,449
Xencor, Inc.*	10,453	250,036
Zafgen, Inc.*	6,185	28,822
ZIOPHARM Oncology, Inc.*(a)	33,812	214,368

		26,337,117

Building Products 1.2%
AAON, Inc.	11,315	399,985
Advanced Drainage Systems, Inc.	10,184	223,030
American Woodmark Corp.*	3,862	354,532
Apogee Enterprises, Inc.	8,086	482,006
Armstrong Flooring, Inc.*	6,468	119,141
Builders FirstSource, Inc.*	23,374	348,273
Caesarstone Ltd.*	6,602	239,323
Continental Building Products, Inc.*	9,812	240,394
CSW Industrials, Inc.*	3,979	146,029
Gibraltar Industries, Inc.*	8,806	362,807
Griffon Corp.	8,672	213,765
Insteel Industries, Inc.	4,822	174,267
JELD-WEN Holding, Inc.*	6,379	209,550
Masonite International Corp.*	8,670	687,097
NCI Building Systems, Inc.*	7,484	128,351
Patrick Industries, Inc.*	4,288	304,019
PGT Innovations, Inc.*	13,435	144,426
Ply Gem Holdings, Inc.*	6,690	131,793
Quanex Building Products Corp.	10,360	209,790
Simpson Manufacturing Co., Inc.	11,581	499,025
Trex Co., Inc.*	8,434	585,235
Universal Forest Products, Inc.	5,669	558,623

		6,761,461

Capital Markets 1.4%
Actua Corp.*	10,521	147,820
Arlington Asset Investment Corp., Class A	5,838	82,491
Associated Capital Group, Inc., Class A	1,329	48,043
B. Riley Financial, Inc.	2,472	37,080
BGC Partners, Inc., Class A	62,012	704,456
Cohen & Steers, Inc.	5,814	232,386
Cowen Group, Inc., Class A*(a)	7,418	110,899
Diamond Hill Investment Group, Inc.	850	165,367

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Evercore Partners, Inc., Class A	11,051	$860,873
FBR & Co.	1,588	28,663
Fifth Street Asset Management, Inc.	1,524	7,010
Financial Engines, Inc.	15,318	667,099
GAIN Capital Holdings, Inc.	10,193	84,908
GAMCO Investors, Inc., Class A	1,321	39,088
Greenhill & Co., Inc.(a)	7,800	228,540
Hennessy Advisors, Inc.	1,170	19,668
Houlihan Lokey, Inc.	3,517	121,161
INTL. FCStone, Inc.*	4,646	176,362
Investment Technology Group, Inc.	8,586	173,867
Janus Capital Group, Inc.	41,835	552,222
KCG Holdings, Inc., Class A*	11,031	196,683
Ladenburg Thalmann Financial Services, Inc.*	28,469	70,603
Manning & Napier, Inc.(a)	3,953	22,532
Medley Management, Inc., Class A	1,744	14,475
Moelis & Co., Class A	6,877	264,765
OM Asset Management plc	11,079	167,514
Oppenheimer Holdings, Inc., Class A	2,648	45,281
Piper Jaffray Cos.	4,126	263,445
PJT Partners, Inc., Class A	4,897	171,836
Pzena Investment Management, Inc., Class A	4,081	40,157
Safeguard Scientifics, Inc.*	5,652	71,780
Silvercrest Asset Management Group, Inc., Class A	1,804	23,993
Stifel Financial Corp.*	18,208	913,860
Virtu Financial, Inc., Class A(a)	7,001	119,017
Virtus Investment Partners, Inc.	1,582	167,534
Waddell & Reed Financial, Inc., Class A(a)	23,328	396,576
Walter Investment Management Corp.*(a)	5,357	5,786
Westwood Holdings Group, Inc.	2,224	118,784
WisdomTree Investments, Inc.(a)	31,514	286,147

		7,848,771

Chemicals 2.7%
A. Schulman, Inc.	7,987	251,191
AgroFresh Solutions, Inc.*(a)	5,834	25,495
American Vanguard Corp.	7,701	127,837
Balchem Corp.	8,792	724,637
Calgon Carbon Corp.	14,160	206,736
Chase Corp.	1,900	181,260
Chemours Co. (The)	51,658	1,988,833
Chemtura Corp.*	18,103	604,640
Codexis, Inc.*	8,981	43,109
Ferro Corp.*	23,188	352,226
Flotek Industries, Inc.*(a)	15,066	192,694
FutureFuel Corp.	6,531	92,610
GCP Applied Technologies, Inc.*	20,231	660,542
H.B. Fuller Co.	14,299	737,256
Hawkins, Inc.	2,813	137,837
Ingevity Corp.*	12,144	738,962
Innophos Holdings, Inc.	5,371	289,873
Innospec, Inc.	6,789	439,588
KMG Chemicals, Inc.	2,472	113,885
Koppers Holdings, Inc.*	5,882	249,103
Kraton Corp.*	8,669	268,045
Kronos Worldwide, Inc.	6,683	109,802
LSB Industries, Inc.*(a)	6,092	57,143
Minerals Technologies, Inc.	9,698	742,867
Olin Corp.	46,714	1,535,489
OMNOVA Solutions, Inc.*	11,856	117,374
PolyOne Corp.	23,853	813,149
Quaker Chemical Corp.	3,663	482,271
Rayonier Advanced Materials, Inc.	11,991	161,279
Sensient Technologies Corp.	12,555	995,109
Stepan Co.	5,484	432,194
TerraVia Holdings, Inc.*(a)	19,886	14,407
Trecora Resources*	5,109	56,710
Tredegar Corp.	6,728	118,076
Trinseo SA	7,801	523,447
Tronox Ltd., Class A	18,552	342,284
Valhi, Inc.	9,338	30,629

		14,958,589

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	15,933	694,679
ACCO Brands Corp.*	29,797	391,831
Advanced Disposal Services, Inc.*	6,382	144,233
Aqua Metals, Inc.*(a)	3,671	71,731
ARC Document Solutions, Inc.*	10,135	34,966
Brady Corp., Class A	12,807	494,991
Brink’s Co. (The)	12,814	684,908
Casella Waste Systems, Inc., Class A*	11,293	159,344
CECO Environmental Corp.	7,506	78,888
Deluxe Corp.	13,827	997,895
Ennis, Inc.	6,826	116,042
Essendant, Inc.	10,395	157,484
Healthcare Services Group, Inc.	19,951	859,689
Heritage-Crystal Clean, Inc.*	3,119	42,730
Herman Miller, Inc.	17,214	543,102
HNI Corp.	12,920	595,483
InnerWorkings, Inc.*	10,080	100,397
Interface, Inc.	18,866	359,397
Kimball International, Inc., Class B	10,157	167,590
Knoll, Inc.	13,993	333,173
Matthews International Corp., Class A	9,076	613,991
McGrath RentCorp	6,443	216,292
Mobile Mini, Inc.	12,403	378,291
MSA Safety, Inc.	8,681	613,660
Multi-Color Corp.	3,807	270,297
NL Industries, Inc.*	1,961	12,648
Quad/Graphics, Inc.	8,271	208,760
SP Plus Corp.*	4,846	163,553
Steelcase, Inc., Class A	23,973	401,548
Team, Inc.*	8,159	220,701
Tetra Tech, Inc.	16,366	668,551
TRC Cos., Inc.*	5,925	103,391
UniFirst Corp.	4,293	607,245
US Ecology, Inc.	6,013	281,709
Viad Corp.	5,749	259,855
VSE Corp.	2,284	93,187
West Corp.	12,305	300,488

		12,442,720

Communications Equipment 1.9%
Acacia Communications, Inc.*(a)	1,474	86,406
ADTRAN, Inc.	13,975	289,981
Aerohive Networks, Inc.*	5,703	24,010
Applied Optoelectronics, Inc.*	5,020	281,873
Bel Fuse, Inc., Class B	2,621	66,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Black Box Corp.	4,406	$39,434
CalAmp Corp.*	10,266	172,366
Calix, Inc.*	11,490	83,302
Ciena Corp.*	39,097	923,080
Clearfield, Inc.*(a)	3,126	51,423
Comtech Telecommunications Corp.	6,358	93,717
Digi International, Inc.*	7,137	84,930
EMCORE Corp.	6,885	61,965
Extreme Networks, Inc.*	30,252	227,193
Finisar Corp.*	30,475	833,186
Harmonic, Inc.*	21,548	128,211
Infinera Corp.*	39,166	400,668
InterDigital, Inc.	9,861	851,004
Ixia*	18,455	362,641
KVH Industries, Inc.*	4,158	34,927
Lumentum Holdings, Inc.*	13,835	738,097
NETGEAR, Inc.*	9,350	463,293
NetScout Systems, Inc.*	25,464	966,359
Oclaro, Inc.*	32,363	317,805
Plantronics, Inc.	9,253	500,680
Quantenna Communications, Inc.*	1,878	39,119
ShoreTel, Inc.*	18,688	114,931
Silicom Ltd.	1,530	75,995
Sonus Networks, Inc.*	13,372	88,121
Ubiquiti Networks, Inc.*(a)	7,263	365,038
ViaSat, Inc.*	14,237	908,605
Viavi Solutions, Inc.*	65,063	697,475

		10,372,802

Construction & Engineering 0.9%
Aegion Corp.*	9,949	227,932
Ameresco, Inc., Class A*	5,325	34,879
Argan, Inc.	3,733	246,938
Comfort Systems USA, Inc.	10,342	379,034
Dycom Industries, Inc.*	8,629	802,066
EMCOR Group, Inc.	17,152	1,079,718
Granite Construction, Inc.	11,281	566,193
Great Lakes Dredge & Dock Corp.*	15,929	63,716
HC2 Holdings, Inc.*	8,990	55,738
IES Holdings, Inc.*	2,101	38,028
Layne Christensen Co.*(a)	4,763	42,105
MasTec, Inc.*	18,797	752,820
MYR Group, Inc.*	4,418	181,138
NV5 Global, Inc.*	2,045	76,892
Orion Group Holdings, Inc.*	7,318	54,665
Primoris Services Corp.	11,201	260,087
Tutor Perini Corp.*	10,615	337,557

		5,199,506

Construction Materials 0.3%
Forterra, Inc.*	5,581	108,829
Headwaters, Inc.*	20,446	480,072
Summit Materials, Inc., Class A*	30,463	752,741
United States Lime & Minerals, Inc.	505	39,885
US Concrete, Inc.*	4,058	261,944

		1,643,471

Consumer Finance 0.5%
Encore Capital Group, Inc.*(a)	6,729	207,253
Enova International, Inc.*	7,648	113,573
EZCORP, Inc., Class A*	14,150	115,322
FirstCash, Inc.	13,637	670,259
Green Dot Corp., Class A*	11,888	396,584
LendingClub Corp.*	91,739	503,647
Nelnet, Inc., Class A	5,728	251,230
PRA Group, Inc.*(a)	12,889	427,270
Regional Management Corp.*	2,849	55,356
World Acceptance Corp.*(a)	1,673	86,628

		2,827,122

Containers & Packaging 0.1%
Greif, Inc., Class A	7,335	404,085
Greif, Inc., Class B	1,533	100,105
Multi Packaging Solutions International Ltd.*	5,949	106,784
Myers Industries, Inc.	6,562	104,008
UFP Technologies, Inc.*	1,714	44,393

		759,375

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,240	381,766
Weyco Group, Inc.	1,702	47,792

		429,558

Diversified Consumer Services 0.9%
American Public Education, Inc.*	4,374	100,165
Ascent Capital Group, Inc., Class A*	2,919	41,246
Bridgepoint Education, Inc.*	4,405	47,001
Bright Horizons Family Solutions, Inc.*	12,421	900,398
Cambium Learning Group, Inc.*	3,042	14,906
Capella Education Co.	3,137	266,724
Career Education Corp.*	19,007	165,361
Carriage Services, Inc.	4,110	111,463
Chegg, Inc.*	22,224	187,571
Collectors Universe, Inc.	1,897	49,512
DeVry Education Group, Inc.	17,884	633,988
Grand Canyon Education, Inc.*	12,748	912,884
Houghton Mifflin Harcourt Co.*	34,602	351,210
K12, Inc.*	9,167	175,548
Laureate Education, Inc., Class A*	10,251	146,282
Liberty Tax, Inc.	1,424	20,292
Regis Corp.*	10,370	121,536
Sotheby’s*	14,084	640,540
Strayer Education, Inc.	2,962	238,411
Weight Watchers International, Inc.*(a)	7,962	123,968

		5,249,006

Diversified Financial Services 0.1%
FNFV Group*	18,624	246,768
Marlin Business Services Corp.	2,190	56,393
NewStar Financial, Inc.	6,742	71,330
On Deck Capital, Inc.*	13,137	66,210
PICO Holdings, Inc.*	6,649	93,086
Tiptree, Inc.	7,682	56,079

		589,866

Diversified Telecommunication Services 0.6%
ATN International, Inc.	2,989	210,485
Cincinnati Bell, Inc.*	11,809	209,019
Cogent Communications Holdings, Inc.	11,632	500,757
Consolidated Communications Holdings, Inc.(a)	14,418	337,669
FairPoint Communications, Inc.*	5,581	92,645
General Communication, Inc., Class A*	7,427	154,482
Globalstar, Inc.*(a)	117,660	188,256
Hawaiian Telcom Holdco, Inc.*	1,801	41,261
IDT Corp., Class B	4,733	60,204

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Intelsat SA*(a)	7,553	$31,345
Iridium Communications, Inc.*(a)	22,258	214,790
Lumos Networks Corp.*	5,981	105,864
ORBCOMM, Inc.*	17,993	171,833
pdvWireless, Inc.*(a)	2,814	61,486
Straight Path Communications, Inc., Class B*(a)	2,708	97,407
Vonage Holdings Corp.*	53,125	335,750
Windstream Holdings, Inc.	51,346	279,836

		3,093,089

Electric Utilities 1.0%
ALLETE, Inc.	13,958	945,096
El Paso Electric Co.	11,593	585,446
Genie Energy Ltd., Class B	3,049	22,075
IDACORP, Inc.	14,158	1,174,548
MGE Energy, Inc.	9,795	636,675
Otter Tail Corp.	10,802	409,396
PNM Resources, Inc.	22,789	843,193
Portland General Electric Co.	25,091	1,114,542
Spark Energy, Inc., Class A(a)	1,388	44,347

		5,775,318

Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	1,903	38,250
American Superconductor Corp.*(a)	3,101	21,273
Atkore International Group, Inc.*	3,362	88,353
AZZ, Inc.	7,243	430,959
Babcock & Wilcox Enterprises, Inc.*	12,723	118,833
Encore Wire Corp.	5,540	254,840
Energous Corp.*(a)	4,037	62,977
EnerSys	12,342	974,278
FuelCell Energy, Inc.*(a)	7,435	10,223
Generac Holdings, Inc.*	16,706	622,800
General Cable Corp.	13,382	240,207
LSI Industries, Inc.	6,538	65,968
Plug Power, Inc.*(a)	62,667	86,480
Powell Industries, Inc.	2,465	84,895
Power Solutions International, Inc.*(a)	1,175	11,856
Preformed Line Products Co.	693	36,140
Sunrun, Inc.*(a)	17,435	94,149
Thermon Group Holdings, Inc.*	9,047	188,539
TPI Composites, Inc.*	1,664	31,633
Vicor Corp.*	4,283	68,956

		3,531,609

Electronic Equipment, Instruments & Components 2.9%
Agilysys, Inc.*	3,829	36,184
Anixter International, Inc.*	8,266	655,494
AVX Corp.	12,883	211,024
Badger Meter, Inc.(a)	7,712	283,416
Belden, Inc.	11,951	826,890
Benchmark Electronics, Inc.*	13,295	422,781
Coherent, Inc.*	6,836	1,405,755
Control4 Corp.*	5,128	80,971
CTS Corp.	8,967	190,997
Daktronics, Inc.	10,471	98,951
Electro Scientific Industries, Inc.*	7,316	50,993
ePlus, Inc.*	1,764	238,228
Fabrinet*	9,792	411,558
FARO Technologies, Inc.*	4,749	169,777
Gerber Scientific, Inc.*(a)(b)(c)	8,390	0
II-VI, Inc.*	16,586	597,925
Insight Enterprises, Inc.*	10,552	433,582
InvenSense, Inc.*	22,718	286,928
Itron, Inc.*	9,359	568,091
Kimball Electronics, Inc.*	7,874	133,464
Knowles Corp.*	25,452	482,316
Littelfuse, Inc.	6,252	999,757
Maxwell Technologies, Inc.*	8,486	49,304
Mesa Laboratories, Inc.(a)	794	97,424
Methode Electronics, Inc.	10,218	465,941
MTS Systems Corp.	4,735	260,662
Novanta, Inc.*	9,013	239,295
OSI Systems, Inc.*(a)	4,911	358,454
Park Electrochemical Corp.	5,514	98,480
PC Connection, Inc.	3,162	94,196
Plexus Corp.*	9,366	541,355
Radisys Corp.*	9,679	38,716
Rogers Corp.*	5,046	433,300
Sanmina Corp.*	20,844	846,266
ScanSource, Inc.*	6,921	271,649
SYNNEX Corp.	8,312	930,445
Systemax, Inc.	2,959	32,815
Tech Data Corp.*	9,640	905,196
TTM Technologies, Inc.*	20,126	324,632
Universal Display Corp.	11,773	1,013,655
Vishay Intertechnology, Inc.(a)	37,178	611,578
Vishay Precision Group, Inc.*	3,651	57,686

		16,256,131

Energy Equipment & Services 1.1%
Archrock, Inc.	19,369	240,176
Atwood Oceanics, Inc.*(a)	22,853	217,789
Bristow Group, Inc.	9,384	142,731
CARBO Ceramics, Inc.*(a)	7,467	97,370
Dawson Geophysical Co.*(a)	5,433	30,207
Era Group, Inc.*	5,366	71,153
Exterran Corp.*	8,822	277,452
Fairmount Santrol Holdings, Inc.*	26,333	193,021
Forum Energy Technologies, Inc.*	17,682	366,017
Geospace Technologies Corp.*	3,261	52,926
Helix Energy Solutions Group, Inc.*	40,227	312,564
Hornbeck Offshore Services, Inc.*(a)	8,606	38,124
Independence Contract Drilling, Inc.*	8,012	44,146
Keane Group, Inc.*	8,312	118,862
Mammoth Energy Services, Inc.*	2,683	57,711
Matrix Service Co.*	7,212	118,998
McDermott International, Inc.*	69,104	466,452
Natural Gas Services Group, Inc.*	3,272	85,236
Newpark Resources, Inc.*	22,486	182,137
Oil States International, Inc.*	14,289	473,680
Parker Drilling Co.*	33,257	58,200
PHI, Inc. (Non-Voting)*	3,473	41,606
Pioneer Energy Services Corp.*	20,178	80,712
RigNet, Inc.*(a)	3,136	67,267
SEACOR Holdings, Inc.*	4,459	308,518
Seadrill Ltd.*(a)	105,252	173,666
Smart Sand, Inc.*	4,133	67,161
Tesco Corp.*	14,228	114,535
TETRA Technologies, Inc.*	35,080	142,776
Tidewater, Inc.*(a)	13,699	15,754
Unit Corp.*	14,051	339,472
US Silica Holdings, Inc.	21,018	1,008,654
Willbros Group, Inc.*	11,408	31,258

		6,036,331

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) 7.1%
Acadia Realty Trust	22,673	$681,550
Agree Realty Corp.	7,101	340,564
Alexander’s, Inc.	587	253,502
American Assets Trust, Inc.	10,918	456,809
Armada Hoffler Properties, Inc.	10,837	150,526
Ashford Hospitality Prime, Inc.	7,601	80,647
Ashford Hospitality Trust, Inc.	23,204	147,809
Bluerock Residential Growth REIT, Inc.	7,590	93,433
CareTrust REIT, Inc.	18,727	314,988
CatchMark Timber Trust, Inc., Class A	10,328	118,979
CBL & Associates Properties, Inc.	48,829	465,829
Cedar Realty Trust, Inc.	22,899	114,953
Chatham Lodging Trust	10,681	210,950
Chesapeake Lodging Trust	16,527	395,987
City Office REIT, Inc.	8,890	108,013
Clipper Realty, Inc.*	1,459	18,704
Colony Starwood Homes	19,065	647,257
Community Healthcare Trust, Inc.	3,450	82,455
CorEnergy Infrastructure Trust, Inc.	3,465	117,048
CoreSite Realty Corp.	9,547	859,707
Cousins Properties, Inc.	97,402	805,515
DiamondRock Hospitality Co.	57,300	638,895
DuPont Fabros Technology, Inc.	20,824	1,032,662
Easterly Government Properties, Inc.	8,844	175,023
EastGroup Properties, Inc.	8,846	650,446
Education Realty Trust, Inc.	20,575	840,489
Farmland Partners, Inc.	9,021	100,765
FelCor Lodging Trust, Inc.	38,372	288,174
First Industrial Realty Trust, Inc.	33,041	879,882
First Potomac Realty Trust	16,165	166,176
Four Corners Property Trust, Inc.	17,393	397,082
Franklin Street Properties Corp.	29,805	361,833
GEO Group, Inc. (The)	21,934	1,017,080
Getty Realty Corp.	7,460	188,514
Gladstone Commercial Corp.	7,440	153,785
Global Medical REIT, Inc.	4,202	38,154
Global Net Lease, Inc.	19,631	472,714
Government Properties Income Trust	17,556	367,447
Gramercy Property Trust	39,868	1,048,528
Healthcare Realty Trust, Inc.	31,877	1,036,002
Hersha Hospitality Trust	11,686	219,580
Hudson Pacific Properties, Inc.	32,967	1,141,977
Independence Realty Trust, Inc.	17,438	163,394
InfraREIT, Inc.	11,015	198,270
Investors Real Estate Trust	35,206	208,772
iStar, Inc.*	19,221	226,808
Kite Realty Group Trust	23,015	494,823
LaSalle Hotel Properties	30,187	873,914
Lexington Realty Trust	65,517	653,860
LTC Properties, Inc.	10,557	505,680
Mack-Cali Realty Corp.	25,507	687,159
MedEquities Realty Trust, Inc.	5,705	63,953
Medical Properties Trust, Inc.	82,697	1,065,964
Monmouth Real Estate Investment Corp.	19,126	272,928
Monogram Residential Trust, Inc.	47,154	470,125
National Health Investors, Inc.	10,656	773,945
National Storage Affiliates Trust	11,817	282,426
New Senior Investment Group, Inc.	21,626	220,585
NexPoint Residential Trust, Inc.	5,028	121,476
NorthStar Realty Europe Corp.	16,267	188,535
One Liberty Properties, Inc.	3,699	86,409
Parkway, Inc.	11,905	236,790
Pebblebrook Hotel Trust	20,468	597,870
Pennsylvania REIT	19,306	292,293
Physicians Realty Trust	40,959	813,855
Potlatch Corp.	11,482	524,727
Preferred Apartment Communities, Inc., Class A	6,382	84,306
PS Business Parks, Inc.	5,508	632,098
QTS Realty Trust, Inc., Class A	13,408	653,640
RAIT Financial Trust	23,185	74,192
Ramco-Gershenson Properties Trust	22,255	312,015
Retail Opportunity Investments Corp.	30,267	636,515
Rexford Industrial Realty, Inc.	18,359	413,445
RLJ Lodging Trust	34,128	802,349
Ryman Hospitality Properties, Inc.	12,400	766,692
Sabra Health Care REIT, Inc.	18,030	503,578
Saul Centers, Inc.	2,657	163,724
Select Income REIT	17,785	458,675
Seritage Growth Properties, Class A	6,947	299,763
Silver Bay Realty Trust Corp.	9,556	205,167
STAG Industrial, Inc.	23,244	581,565
Summit Hotel Properties, Inc.	24,965	398,941
Sunstone Hotel Investors, Inc.	61,670	945,401
Terreno Realty Corp.	13,244	370,832
Tier REIT, Inc.	13,119	227,746
UMH Properties, Inc.	6,746	102,607
Universal Health Realty Income Trust	3,163	204,014
Urban Edge Properties	25,103	660,209
Urstadt Biddle Properties, Inc., Class A	7,002	143,961
Washington Prime Group, Inc.	53,916	468,530
Washington REIT	20,604	644,493
Whitestone REIT	7,049	97,558
Xenia Hotels & Resorts, Inc.	29,156	497,693

		39,054,703

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	7,538	285,690
Chefs’ Warehouse, Inc. (The)*	5,655	78,605
Ingles Markets, Inc., Class A	3,904	168,458
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,355	24,468
Performance Food Group Co.*	10,436	248,377
PriceSmart, Inc.	5,656	521,483
Smart & Final Stores, Inc.*(a)	6,334	76,641
SpartanNash Co.	10,234	358,088
SUPERVALU, Inc.*	74,315	286,856
United Natural Foods, Inc.*	13,527	584,772
Village Super Market, Inc., Class A	2,038	54,007
Weis Markets, Inc.	2,715	161,950

		2,849,395

Food Products 1.3%
AdvancePierre Foods Holdings, Inc.	5,992	186,771
Alico, Inc.	938	24,763
Amplify Snack Brands, Inc.*(a)	8,147	68,435
B&G Foods, Inc.(a)	18,603	748,771
Calavo Growers, Inc.(a)	4,325	262,095
Cal-Maine Foods, Inc.(a)	8,546	314,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Darling Ingredients, Inc.*	45,456	$660,021
Dean Foods Co.	25,642	504,122
Farmer Brothers Co.*	2,246	79,396
Fresh Del Monte Produce, Inc.	9,203	545,094
Freshpet, Inc.*(a)	6,125	67,375
Inventure Foods, Inc.*	4,800	21,216
J&J Snack Foods Corp.	4,195	568,674
John B. Sanfilippo & Son, Inc.	2,346	171,704
Lancaster Colony Corp.	5,326	686,202
Landec Corp.*	6,937	83,244
Lifeway Foods, Inc.*	1,188	12,747
Limoneira Co.	3,412	71,345
Omega Protein Corp.	5,795	116,190
Sanderson Farms, Inc.	5,741	596,145
Seaboard Corp.	73	304,370
Seneca Foods Corp., Class A*	1,968	71,045
Snyder’s-Lance, Inc.	22,860	921,486
Tootsie Roll Industries, Inc.(a)	5,002	186,813

		7,272,517

Gas Utilities 1.2%
Chesapeake Utilities Corp.	4,478	309,878
Delta Natural Gas Co., Inc.	1,768	53,659
New Jersey Resources Corp.	24,053	952,499
Northwest Natural Gas Co.	7,739	457,375
ONE Gas, Inc.	14,469	978,104
South Jersey Industries, Inc.(a)	22,766	811,608
Southwest Gas Holdings, Inc.	13,188	1,093,417
Spire, Inc.	12,535	846,112
WGL Holdings, Inc.	14,158	1,168,460

		6,671,112

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.	6,058	293,813
Accuray, Inc.*	21,142	100,425
Analogic Corp.	3,509	266,333
AngioDynamics, Inc.*	7,507	130,247
Anika Therapeutics, Inc.*	3,969	172,413
AtriCure, Inc.*(a)	8,736	167,294
Atrion Corp.	383	179,321
Avinger, Inc.*(a)	5,156	9,796
AxoGen, Inc.*	6,541	68,353
Cantel Medical Corp.	10,147	812,775
Cardiovascular Systems, Inc.*	9,173	259,367
Cerus Corp.*	28,181	125,405
ConforMIS, Inc.*(a)	9,815	51,234
CONMED Corp.	7,728	343,201
Corindus Vascular Robotics, Inc.*(a)	14,040	18,392
CryoLife, Inc.*	8,751	145,704
Cutera, Inc.*	3,327	68,869
Endologix, Inc.*(a)	22,616	163,740
Entellus Medical, Inc.*	2,053	28,331
Exactech, Inc.*	2,921	73,609
GenMark Diagnostics, Inc.*	12,803	164,135
Glaukos Corp.*	4,649	238,494
Globus Medical, Inc., Class A*	19,578	579,900
Haemonetics Corp.*	14,302	580,232
Halyard Health, Inc.*	13,012	495,627
ICU Medical, Inc.*	4,112	627,902
Inogen, Inc.*	4,683	363,214
Insulet Corp.*	16,124	694,783
Integer Holdings Corp.*	8,535	343,107
Integra LifeSciences Holdings Corp.*	17,103	720,549
Invacare Corp.	8,647	102,899
InVivo Therapeutics Holdings Corp.*(a)	9,982	40,427
iRadimed Corp.*(a)	1,130	10,057
iRhythm Technologies, Inc.*(a)	2,318	87,157
IRIDEX Corp.*(a)	2,055	24,393
K2M Group Holdings, Inc.*	7,134	146,318
LeMaitre Vascular, Inc.	3,759	92,584
Masimo Corp.*	11,503	1,072,770
Meridian Bioscience, Inc.	11,705	161,529
Merit Medical Systems, Inc.*	11,888	343,563
Natus Medical, Inc.*	9,147	359,020
Neogen Corp.*	10,372	679,885
Nevro Corp.*	6,710	628,727
Novocure Ltd.*(a)	13,988	113,303
NuVasive, Inc.*	13,944	1,041,338
NxStage Medical, Inc.*(a)	17,755	476,367
Obalon Therapeutics, Inc.*(a)	2,435	26,030
OraSure Technologies, Inc.*	14,992	193,847
Orthofix International NV*	5,038	192,200
Oxford Immunotec Global plc*	7,010	108,585
Penumbra, Inc.*	7,295	608,768
Quidel Corp.*	7,504	169,891
Rockwell Medical, Inc.*(a)	13,328	83,433
RTI Surgical, Inc.*	15,091	60,364
Second Sight Medical Products, Inc.*(a)	3,432	4,153
Senseonics Holdings, Inc.*	7,562	13,536
Spectranetics Corp. (The)*	12,160	354,160
STAAR Surgical Co.*	10,513	103,027
Surmodics, Inc.*	3,388	81,481
Tactile Systems Technology, Inc.*(a)	1,713	32,461
Tandem Diabetes Care, Inc.*	5,441	6,529
TransEnterix, Inc.*(a)	19,958	24,149
Utah Medical Products, Inc.	1,001	62,362
ViewRay, Inc.*(a)	1,754	14,927
Wright Medical Group NV*	28,125	875,250
Zeltiq Aesthetics, Inc.*	9,910	551,095

		17,233,150

Health Care Providers & Services 1.8%
AAC Holdings, Inc.*	2,770	23,628
Aceto Corp.	8,213	129,848
Addus HomeCare Corp.*	2,263	72,416
Adeptus Health, Inc., Class A*(a)	3,964	7,135
Air Methods Corp.*	9,734	418,562
Almost Family, Inc.*	3,243	157,610
Amedisys, Inc.*	7,880	402,589
American Renal Associates Holdings, Inc.*	2,465	41,609
AMN Healthcare Services, Inc.*	13,266	538,600
BioScrip, Inc.*(a)	34,201	58,142
BioTelemetry, Inc.*	7,537	218,196
Capital Senior Living Corp.*	8,022	112,789
Chemed Corp.	4,530	827,586
Civitas Solutions, Inc.*	4,228	77,584
Community Health Systems, Inc.*	30,836	273,515
CorVel Corp.*	2,743	119,320
Cross Country Healthcare, Inc.*	8,538	122,606
Diplomat Pharmacy, Inc.*	12,767	203,634
Ensign Group, Inc. (The)	14,132	265,682
Fulgent Genetics, Inc.*	2,040	22,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Genesis Healthcare, Inc.*	9,027	$23,831
HealthEquity, Inc.*	12,060	511,947
HealthSouth Corp.	24,889	1,065,580
Kindred Healthcare, Inc.	23,476	196,025
Landauer, Inc.	2,696	131,430
LHC Group, Inc.*	4,200	226,380
Magellan Health, Inc.*	6,343	437,984
Molina Healthcare, Inc.*	12,097	551,623
National HealthCare Corp.	3,144	224,167
National Research Corp., Class A	2,424	47,753
Nobilis Health Corp.*(a)	15,437	26,243
Owens & Minor, Inc.	17,062	590,345
PharMerica Corp.*	8,188	191,599
Providence Service Corp. (The)*(a)	3,605	160,206
Quorum Health Corp.*	8,309	45,201
RadNet, Inc.*	9,578	56,510
Select Medical Holdings Corp.*	30,510	407,309
Surgery Partners, Inc.*	5,217	101,732
Teladoc, Inc.*	7,124	178,100
Tivity Health, Inc.*	8,980	261,318
Triple-S Management Corp., Class B*	6,413	112,676
U.S. Physical Therapy, Inc.	3,320	216,796
Universal American Corp.*	11,454	114,196

		9,972,279

Health Care Technology 0.5%
Castlight Health, Inc., Class B*	11,044	40,310
Computer Programs & Systems, Inc.(a)	3,053	85,484
Cotiviti Holdings, Inc.*	3,641	151,575
Evolent Health, Inc., Class A*(a)	4,549	101,443
HealthStream, Inc.*	7,207	174,625
HMS Holdings Corp.*	23,513	478,019
Medidata Solutions, Inc.*	15,591	899,445
Omnicell, Inc.*	10,269	417,435
Quality Systems, Inc.*	14,220	216,713
Tabula Rasa HealthCare, Inc.*	2,271	30,613
Vocera Communications, Inc.*	7,014	174,158

		2,769,820

Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A*	23,593	285,475
Biglari Holdings, Inc.*	296	127,866
BJ’s Restaurants, Inc.*	6,101	246,480
Bloomin’ Brands, Inc.	29,154	575,208
Bob Evans Farms, Inc.	5,726	371,446
Bojangles’, Inc.*	2,683	55,001
Boyd Gaming Corp.*	23,046	507,242
Buffalo Wild Wings, Inc.*	4,845	740,074
Caesars Acquisition Co., Class A*	13,175	202,895
Caesars Entertainment Corp.*(a)	15,289	146,010
Carrols Restaurant Group, Inc.*	9,557	135,232
Century Casinos, Inc.*	5,661	42,797
Cheesecake Factory, Inc. (The)	12,818	812,148
Churchill Downs, Inc.	3,869	614,591
Chuy’s Holdings, Inc.*	4,443	132,401
ClubCorp Holdings, Inc.	17,962	288,290
Cracker Barrel Old Country Store, Inc.(a)	5,382	857,083
Dave & Buster’s Entertainment, Inc.*	10,579	646,271
Del Frisco’s Restaurant Group, Inc.*	6,417	115,827
Del Taco Restaurants, Inc.*	6,318	83,777
Denny’s Corp.*	18,684	231,121
DineEquity, Inc.	4,930	268,291
El Pollo Loco Holdings, Inc.*(a)	5,606	66,992
Eldorado Resorts, Inc.*	8,322	157,494
Empire Resorts, Inc.*	770	18,672
Fiesta Restaurant Group, Inc.*(a)	7,462	180,580
Fogo De Chao, Inc.*	1,348	21,905
Golden Entertainment, Inc.	2,866	37,917
Habit Restaurants, Inc. (The), Class A*	3,715	65,756
ILG, Inc.	31,616	662,671
International Speedway Corp., Class A	7,356	271,804
Intrawest Resorts Holdings, Inc.*	4,412	110,344
Isle of Capri Casinos, Inc.*	6,978	183,940
J Alexander’s Holdings, Inc.*	3,438	34,552
Jack in the Box, Inc.	9,211	936,943
Jamba, Inc.*(a)	3,492	31,603
Kona Grill, Inc.*(a)	2,049	12,909
La Quinta Holdings, Inc.*	23,763	321,276
Lindblad Expeditions Holdings, Inc.*	4,118	36,897
Luby’s, Inc.*	5,112	15,898
Marcus Corp. (The)	5,056	162,298
Marriott Vacations Worldwide Corp.	6,441	643,649
Monarch Casino & Resort, Inc.*	2,808	82,948
Nathan’s Famous, Inc.*	836	52,375
Noodles & Co.*(a)	3,323	19,107
Papa John’s International, Inc.	7,691	615,588
Penn National Gaming, Inc.*	20,965	386,385
Pinnacle Entertainment, Inc.*	14,980	292,410
Planet Fitness, Inc., Class A	7,654	147,493
Potbelly Corp.*	6,606	91,823
Red Lion Hotels Corp.*	3,574	25,197
Red Robin Gourmet Burgers, Inc.*	3,668	214,395
Red Rock Resorts, Inc., Class A	8,384	185,957
Ruby Tuesday, Inc.*	16,730	47,011
Ruth’s Hospitality Group, Inc.	7,714	154,666
Scientific Games Corp., Class A*	14,412	340,844
SeaWorld Entertainment, Inc.*	18,851	344,408
Shake Shack, Inc., Class A*(a)	4,366	145,824
Sonic Corp.(a)	12,350	313,196
Speedway Motorsports, Inc.	3,009	56,690
Texas Roadhouse, Inc.	17,950	799,314
Wingstop, Inc.	4,368	123,527
Zoe’s Kitchen, Inc.*(a)	5,376	99,456

		15,998,240

Household Durables 1.2%
AV Homes, Inc.*	3,390	55,765
Bassett Furniture Industries, Inc.	2,868	77,149
Beazer Homes USA, Inc.*	8,479	102,850
Cavco Industries, Inc.*	2,378	276,799
Century Communities, Inc.*	4,020	102,108
CSS Industries, Inc.	2,550	66,096
Ethan Allen Interiors, Inc.	6,725	206,121
Flexsteel Industries, Inc.	1,793	90,367
GoPro, Inc., Class A*(a)	28,115	244,601
Green Brick Partners, Inc.*	5,626	55,979
Helen of Troy Ltd.*	7,991	752,752
Hooker Furniture Corp.	3,180	98,739
Hovnanian Enterprises, Inc., Class A*	38,059	86,394
Installed Building Products, Inc.*	5,677	299,462
iRobot Corp.*	7,487	495,190

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
KB Home(a)	23,274	$462,687
La-Z-Boy, Inc.	13,747	371,169
LGI Homes, Inc.*(a)	4,326	146,695
Libbey, Inc.	5,751	83,850
Lifetime Brands, Inc.	2,752	55,315
M.D.C. Holdings, Inc.	11,744	352,907
M/I Homes, Inc.*	6,529	159,961
Meritage Homes Corp.*	10,709	394,091
NACCO Industries, Inc., Class A	1,042	72,732
New Home Co., Inc. (The)*	3,928	41,087
Taylor Morrison Home Corp., Class A*	11,907	253,857
TopBuild Corp.*	10,730	504,310
TRI Pointe Group, Inc.*	41,737	523,382
UCP, Inc., Class A*	2,090	21,214
Universal Electronics, Inc.*	4,013	274,891
William Lyon Homes, Class A*	6,670	137,535
ZAGG, Inc.*	7,566	54,475

		6,920,530

Household Products 0.3%
Central Garden & Pet Co.*(a)	2,633	97,605
Central Garden & Pet Co., Class A*	9,570	332,271
HRG Group, Inc.*	31,098	600,813
Oil-Dri Corp. of America	1,294	48,228
Orchids Paper Products Co.(a)	2,353	56,472
WD-40 Co.	3,993	435,037

		1,570,426

Independent Power and Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	33,542	88,886
Atlantica Yield plc	16,371	343,136
Dynegy, Inc.*	32,682	256,881
NRG Yield, Inc., Class A	9,637	167,588
NRG Yield, Inc., Class C	17,742	314,033
Ormat Technologies, Inc.	10,871	620,517
Pattern Energy Group, Inc.	19,172	385,932
TerraForm Global, Inc., Class A*	25,278	121,334
TerraForm Power, Inc., Class A*	24,293	300,505
Vivint Solar, Inc.*(a)	5,780	16,184

		2,614,996

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,015	290,936

Insurance 2.3%
Ambac Financial Group, Inc.*	11,333	213,740
American Equity Investment Life Holding Co.	23,021	543,986
AMERISAFE, Inc.	5,318	345,138
Argo Group International Holdings Ltd.	7,907	536,095
Atlas Financial Holdings, Inc.*	2,648	36,145
Baldwin & Lyons, Inc., Class B	2,467	60,318
Blue Capital Reinsurance Holdings Ltd.	1,666	32,154
Citizens, Inc.*(a)	13,157	97,757
CNO Financial Group, Inc.	49,112	1,006,796
Crawford & Co., Class B	3,649	36,599
Donegal Group, Inc., Class A	2,087	36,773
eHealth, Inc.*	5,295	63,752
EMC Insurance Group, Inc.	2,234	62,686
Employers Holdings, Inc.	9,303	353,049
Enstar Group Ltd.*	3,238	619,429
FBL Financial Group, Inc., Class A	3,059	200,212
Federated National Holding Co.	3,871	67,472
Fidelity & Guaranty Life(a)	2,512	69,834
Genworth Financial, Inc., Class A*	131,966	543,700
Global Indemnity Ltd.*	2,442	93,993
Greenlight Capital Re Ltd., Class A*	8,375	185,088
Hallmark Financial Services, Inc.*	3,722	41,128
HCI Group, Inc.(a)	2,345	106,885
Heritage Insurance Holdings, Inc.	7,474	95,443
Horace Mann Educators Corp.	11,740	481,927
Independence Holding Co.	1,986	36,940
Infinity Property & Casualty Corp.	3,052	291,466
Investors Title Co.	389	61,520
James River Group Holdings Ltd.	3,992	171,097
Kemper Corp.	10,837	432,396
Kinsale Capital Group, Inc.	1,848	59,210
Maiden Holdings Ltd.	16,493	230,902
MBIA, Inc.*(a)	36,731	311,112
National General Holdings Corp.	13,532	321,520
National Western Life Group, Inc., Class A	650	197,704
Navigators Group, Inc. (The)	6,304	342,307
OneBeacon Insurance Group Ltd., Class A	6,360	101,760
Patriot National, Inc.(a)	3,475	9,799
Primerica, Inc.	12,867	1,057,667
RLI Corp.	10,906	654,578
Safety Insurance Group, Inc.	4,008	280,961
Selective Insurance Group, Inc.	16,191	763,406
State Auto Financial Corp.	4,961	136,179
State National Cos., Inc.	9,285	133,704
Stewart Information Services Corp.	6,680	295,122
Third Point Reinsurance Ltd.*	18,737	226,718
Trupanion, Inc.*	3,898	55,430
United Fire Group, Inc.	6,053	258,887
United Insurance Holdings Corp.	4,756	75,858
Universal Insurance Holdings, Inc.	9,463	231,843
WMIH Corp.*	55,700	80,765

		12,748,950

Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc., Class A*	6,427	65,555
Duluth Holdings, Inc., Class B*	2,682	57,100
Etsy, Inc.*	29,168	310,056
FTD Cos., Inc.*	4,891	98,505
Gaia, Inc.*	2,204	21,930
HSN, Inc.	8,850	328,335
Lands’ End, Inc.*(a)	4,413	94,659
Liberty TripAdvisor Holdings, Inc., Class A, Series A*	20,307	286,329
Nutrisystem, Inc.	8,127	451,048
Overstock.com, Inc.*	3,666	63,055
PetMed Express, Inc.(a)	5,430	109,360
Shutterfly, Inc.*	9,967	481,306
Wayfair, Inc., Class A*(a)	8,800	356,312

		2,723,550

Internet Software & Services 2.1%
2U, Inc.*	10,236	405,960
Alarm.com Holdings, Inc.*	2,863	88,009
Amber Road, Inc.*	5,389	41,603
Angie’s List, Inc.*	11,533	65,738
Appfolio, Inc., Class A*	2,088	56,794
Apptio, Inc., Class A*(a)	2,957	34,686
Autobytel, Inc.*	2,318	29,045
Bankrate, Inc.*	13,406	129,368

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Bazaarvoice, Inc.*	22,666	$97,464
Benefitfocus, Inc.*(a)	3,590	100,340
Blucora, Inc.*	10,977	189,902
Box, Inc., Class A*	13,503	220,234
Brightcove, Inc.*	8,456	75,258
Carbonite, Inc.*	5,425	110,127
Care.com, Inc.*	4,607	57,634
ChannelAdvisor Corp.*	6,542	72,943
Cimpress NV*(a)	7,033	606,174
Cornerstone OnDemand, Inc.*	14,101	548,388
Coupa Software, Inc.*(a)	2,777	70,536
DHI Group, Inc.*	13,913	54,956
Endurance International Group Holdings, Inc.*	16,752	131,503
Envestnet, Inc.*	11,546	372,936
Five9, Inc.*	9,198	151,399
Global Sources Ltd.*	2,139	17,647
Gogo, Inc.*(a)	15,870	174,570
GrubHub, Inc.*(a)	23,000	756,470
GTT Communications, Inc.*	7,338	178,680
Hortonworks, Inc.*	11,144	109,323
Instructure, Inc.*	2,875	67,275
j2 Global, Inc.(a)	13,351	1,120,282
Limelight Networks, Inc.*	19,185	49,497
Liquidity Services, Inc.*	6,029	48,232
LivePerson, Inc.*	15,351	105,154
LogMeIn, Inc.	14,715	1,434,713
Marchex, Inc., Class B*	7,971	21,681
MeetMe, Inc.*	14,287	84,150
MINDBODY, Inc., Class A*	3,974	109,086
New Relic, Inc.*	6,111	226,535
NIC, Inc.	17,824	360,045
Numerex Corp., Class A*	3,540	16,886
Q2 Holdings, Inc.*	7,129	248,446
QuinStreet, Inc.*	9,039	35,252
Quotient Technology, Inc.*	17,876	170,716
RealNetworks, Inc.*	5,890	28,508
Reis, Inc.	2,566	45,931
RetailMeNot, Inc.*	10,380	84,078
Rightside Group Ltd.*	3,030	30,058
Shutterstock, Inc.*	5,324	220,147
SPS Commerce, Inc.*	4,627	270,633
Stamps.com, Inc.*(a)	4,522	535,179
TechTarget, Inc.*	4,854	43,832
Trade Desk, Inc. (The), Class A*	2,829	105,380
TrueCar, Inc.*(a)	15,084	233,349
Web.com Group, Inc.*	12,589	242,968
WebMD Health Corp.*(a)	10,730	565,256
Xactly Corp.*	6,392	76,065
XO Group, Inc.*	7,040	121,158

		11,648,179

IT Services 1.8%
Acxiom Corp.*	22,315	635,308
ALJ Regional Holdings, Inc.*	5,019	18,671
Blackhawk Network Holdings, Inc.*	15,840	643,104
CACI International, Inc., Class A*	6,935	813,475
Cardtronics plc, Class A*	12,952	605,506
Cass Information Systems, Inc.	3,123	206,430
Convergys Corp.	24,764	523,759
CSG Systems International, Inc.	9,381	354,696
EPAM Systems, Inc.*	13,675	1,032,736
EVERTEC, Inc.	17,822	283,370
ExlService Holdings, Inc.*	8,866	419,894
Forrester Research, Inc.	2,825	112,294
Hackett Group, Inc. (The)	6,466	126,022
Information Services Group, Inc.*(a)	8,575	27,011
ManTech International Corp., Class A	6,897	238,843
MAXIMUS, Inc.	18,268	1,136,270
MoneyGram International, Inc.*	8,811	148,113
NCI, Inc., Class A	1,706	25,675
NeuStar, Inc., Class A*	6,801	225,453
Perficient, Inc.*	10,929	189,727
PFSweb, Inc.*	3,436	22,437
Planet Payment, Inc.*	11,851	47,167
Science Applications International Corp.	11,953	889,303
ServiceSource International, Inc.*	16,525	64,117
Sykes Enterprises, Inc.*	10,926	321,224
Syntel, Inc.	9,085	152,901
TeleTech Holdings, Inc.	4,711	139,446
Travelport Worldwide Ltd.	32,445	381,878
Unisys Corp.*(a)	13,690	190,975
Virtusa Corp.*	7,810	236,018

		10,211,823

Leisure Products 0.3%
Acushnet Holdings Corp.*	6,920	119,578
American Outdoor Brands Corp.*(a)	15,306	303,212
Callaway Golf Co.	26,297	291,108
Escalade, Inc.	2,567	33,114
JAKKS Pacific, Inc.*	4,890	26,895
Johnson Outdoors, Inc., Class A	1,294	47,231
Malibu Boats, Inc., Class A*	4,941	110,925
Marine Products Corp.	3,654	39,719
MCBC Holdings, Inc.	1,868	30,205
Nautilus, Inc.*	8,404	153,373
Sturm Ruger & Co., Inc.(a)	5,163	276,479

		1,431,839

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(a)	6,644	160,785
Albany Molecular Research, Inc.*(a)	7,237	101,535
Cambrex Corp.*	8,913	490,660
ChromaDex Corp.*(a)	8,122	21,848
Enzo Biochem, Inc.*	10,845	90,773
Fluidigm Corp.*	7,865	44,752
INC Research Holdings, Inc., Class A*	11,580	530,943
Luminex Corp.	11,246	206,589
Medpace Holdings, Inc.*	2,255	67,312
NanoString Technologies, Inc.*	4,108	81,626
NeoGenomics, Inc.*	14,928	117,782
Pacific Biosciences of California, Inc.*(a)	22,265	115,110
PAREXEL International Corp.*	14,915	941,286
PRA Health Sciences, Inc.*	6,788	442,781

		3,413,782

Machinery 3.3%
Actuant Corp., Class A(a)	16,389	431,850
Alamo Group, Inc.	2,619	199,542
Albany International Corp., Class A	8,263	380,511
Altra Industrial Motion Corp.	7,120	277,324
American Railcar Industries, Inc.(a)	2,370	97,407
Astec Industries, Inc.	5,599	344,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Barnes Group, Inc.	14,359	$737,191
Blue Bird Corp.*(a)	1,865	31,985
Briggs & Stratton Corp.	11,683	262,283
Chart Industries, Inc.*	8,926	311,874
CIRCOR International, Inc.	4,625	274,910
Columbus McKinnon Corp.	5,364	133,134
DMC Global, Inc.	3,648	45,235
Douglas Dynamics, Inc.	6,409	196,436
Energy Recovery, Inc.*(a)	9,555	79,498
EnPro Industries, Inc.	6,046	430,233
ESCO Technologies, Inc.	7,354	427,267
ExOne Co. (The)*(a)	3,398	34,626
Federal Signal Corp.	16,824	232,339
Franklin Electric Co., Inc.	13,234	569,724
FreightCar America, Inc.	3,153	39,507
Gencor Industries, Inc.*	2,050	30,647
Global Brass & Copper Holdings, Inc.	5,870	201,928
Gorman-Rupp Co. (The)	5,174	162,464
Graham Corp.	2,668	61,364
Greenbrier Cos., Inc. (The)(a)	7,659	330,103
Hardinge, Inc.	3,078	34,597
Harsco Corp.*	23,108	294,627
Hillenbrand, Inc.	16,864	604,574
Hurco Cos., Inc.	1,695	52,714
Hyster-Yale Materials Handling, Inc.	2,526	142,441
John Bean Technologies Corp.	8,321	731,832
Joy Global, Inc.	27,911	788,486
Kadant, Inc.	2,913	172,887
Kennametal, Inc.	22,408	879,066
Lindsay Corp.(a)	3,019	266,034
Lydall, Inc.*	4,802	257,387
Manitowoc Co., Inc. (The)*	35,362	201,563
Meritor, Inc.*(a)	23,478	402,178
Milacron Holdings Corp.*	3,790	70,532
Miller Industries, Inc.	2,894	76,257
Mueller Industries, Inc.	15,815	541,347
Mueller Water Products, Inc., Class A	44,467	525,600
Navistar International Corp.*(a)	14,214	349,949
NN, Inc.	7,408	186,682
Omega Flex, Inc.	707	33,788
Proto Labs, Inc.*	6,891	352,130
RBC Bearings, Inc.*(a)	6,471	628,269
REV Group, Inc.*	3,040	83,813
Rexnord Corp.*	23,248	536,564
SPX Corp.*	11,864	287,702
SPX FLOW, Inc.*	10,136	351,821
Standex International Corp.	3,556	356,133
Sun Hydraulics Corp.	6,474	233,776
Supreme Industries, Inc., Class A	3,545	71,822
Tennant Co.	4,918	357,293
Titan International, Inc.	12,202	126,169
TriMas Corp.*	12,746	264,480
Wabash National Corp.	16,435	340,040
Watts Water Technologies, Inc., Class A	7,749	483,150
Woodward, Inc.	14,990	1,018,121

		18,427,517

Marine 0.1%
Costamare, Inc.	10,337	68,845
Matson, Inc.	12,415	394,300
Scorpio Bulkers, Inc.*	14,790	136,068

		599,213

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	15,294	480,996
Central European Media Enterprises Ltd., Class A*(a)	25,464	78,938
Daily Journal Corp.*(a)	288	61,716
E.W. Scripps Co. (The), Class A*	17,212	403,449
Entercom Communications Corp., Class A(a)	7,240	103,532
Entravision Communications Corp., Class A	18,145	112,499
Eros International plc*(a)	8,216	84,625
Gannett Co., Inc.	32,729	274,269
Global Eagle Entertainment, Inc.*	12,637	40,312
Gray Television, Inc.*	17,906	259,637
Hemisphere Media Group, Inc.*	1,643	19,305
IMAX Corp.*	16,832	572,288
Liberty Media Corp-Liberty Braves, Series A*	11,279	267,485
Liberty Media Corp-Liberty Formula One, Series C*	19,334	650,899
Loral Space & Communications, Inc.*	3,569	140,619
MDC Partners, Inc., Class A*(a)	17,097	160,712
Meredith Corp.	10,251	662,215
MSG Networks, Inc., Class A*	16,543	386,279
National CineMedia, Inc.	17,480	220,772
New Media Investment Group, Inc.	13,904	197,576
New York Times Co. (The), Class A	34,898	502,531
Nexstar Media Group, Inc.	12,300	862,845
Radio One, Inc., Class D*	6,396	21,107
Reading International, Inc., Class A*	4,801	74,608
Saga Communications, Inc., Class A	966	49,314
Salem Media Group, Inc.	2,950	21,977
Scholastic Corp.	7,531	320,595
Sinclair Broadcast Group, Inc., Class A	20,247	820,004
Time, Inc.	28,721	555,751
Townsquare Media, Inc., Class A*	2,680	32,642
tronc, Inc.*(a)	8,403	116,970
World Wrestling Entertainment, Inc., Class A(a)	10,017	222,578

		8,779,045

Metals & Mining 1.2%
AK Steel Holding Corp.*	88,431	635,819
Allegheny Technologies, Inc.*(a)	30,253	543,344
Ampco-Pittsburgh Corp.	2,249	31,598
Carpenter Technology Corp.	12,825	478,372
Century Aluminum Co.*	14,205	180,261
Cliffs Natural Resources, Inc.*	79,717	654,477
Coeur Mining, Inc.*	51,373	415,094
Commercial Metals Co.	32,794	627,349
Ferroglobe plc	18,584	191,973
Gold Resource Corp.	13,761	62,200
Handy & Harman Ltd.*	668	18,170
Haynes International, Inc.	3,334	127,092
Hecla Mining Co.	106,599	563,909
Kaiser Aluminum Corp.	4,555	363,944
Materion Corp.	5,522	185,263
Olympic Steel, Inc.	2,552	47,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Ramaco Resources, Inc.*	1,586	$15,337
Ryerson Holding Corp.*	3,615	45,549
Schnitzer Steel Industries, Inc., Class A	7,222	149,134
Stillwater Mining Co.*	34,858	601,998
SunCoke Energy, Inc.*	18,995	170,195
TimkenSteel Corp.*(a)	11,109	210,071
Worthington Industries, Inc.(a)	12,621	569,081

		6,887,595

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	7,667	138,389
Altisource Residential Corp.	14,757	225,044
Anworth Mortgage Asset Corp.	27,665	153,541
Apollo Commercial Real Estate Finance, Inc.	22,652	426,084
Ares Commercial Real Estate Corp.	7,872	105,327
ARMOUR Residential REIT, Inc.	10,326	234,504
Capstead Mortgage Corp.	26,648	280,870
CYS Investments, Inc.	43,325	344,434
Dynex Capital, Inc.	12,762	90,483
Great Ajax Corp.	3,621	47,254
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,044	263,489
Invesco Mortgage Capital, Inc.	32,451	500,394
Ladder Capital Corp., Class A	12,748	184,081
MTGE Investment Corp.	13,582	227,499
New Residential Investment Corp.	83,432	1,416,675
New York Mortgage Trust, Inc.	30,154	186,050
Orchid Island Capital, Inc.	9,854	98,441
Owens Realty Mortgage, Inc.	2,719	48,398
PennyMac Mortgage Investment Trust	18,640	330,860
Redwood Trust, Inc.	21,608	358,909
Resource Capital Corp.	8,641	84,423
Western Asset Mortgage Capital Corp.	11,868	115,950

		5,861,099

Multiline Retail 0.2%
Big Lots, Inc.(a)	12,675	617,019
Fred’s, Inc., Class A(a)	9,854	129,087
Ollie’s Bargain Outlet Holdings, Inc.*	5,671	189,978
Sears Holdings Corp.*(a)	3,038	34,907
Tuesday Morning Corp.*	12,034	45,128

		1,016,119

Multi-Utilities 0.5%
Avista Corp.	17,804	695,246
Black Hills Corp.(a)	14,658	974,317
NorthWestern Corp.	13,797	809,884
Unitil Corp.	3,797	170,979

		2,650,426

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	45,000	90,900
Adams Resources & Energy, Inc.	528	19,721
Alon USA Energy, Inc.	9,323	113,647
Ardmore Shipping Corp.*	7,389	59,481
Bill Barrett Corp.*	18,969	86,309
California Resources Corp.*(a)	8,787	132,157
Callon Petroleum Co.*	52,762	694,348
Carrizo Oil & Gas, Inc.*(a)	17,663	506,222
Clayton Williams Energy, Inc.*	1,714	226,385
Clean Energy Fuels Corp.*	35,036	89,342
Cobalt International Energy, Inc.*(a)	113,019	60,284
Contango Oil & Gas Co.*	6,916	50,625
CVR Energy, Inc.(a)	4,318	86,705
Delek US Holdings, Inc.	17,133	415,818
Denbury Resources, Inc.*	97,842	252,432
DHT Holdings, Inc.	24,985	111,683
Dorian LPG Ltd.*	6,602	69,519
Earthstone Energy, Inc.*	262	3,343
Eclipse Resources Corp.*	16,978	43,124
EP Energy Corp., Class A*(a)	10,616	50,426
Erin Energy Corp.*	3,358	8,059
Evolution Petroleum Corp.	7,888	63,104
EXCO Resources, Inc.*(a)	39,752	24,642
Frontline Ltd.(a)	18,958	127,777
GasLog Ltd.	11,890	182,512
Gener8 Maritime, Inc.*	10,819	61,344
Golar LNG Ltd.	27,175	758,998
Green Plains, Inc.(a)	10,063	249,059
International Seaways, Inc.*	5,061	96,766
Isramco, Inc.*	232	27,179
Jagged Peak Energy, Inc.*	6,791	88,555
Jones Energy, Inc., Class A*(a)	16,950	43,222
Matador Resources Co.*	25,220	599,984
Navios Maritime Acquisition Corp.	22,206	38,194
Nordic American Tankers Ltd.(a)	27,922	228,402
Northern Oil and Gas, Inc.*(a)	13,146	34,180
Oasis Petroleum, Inc.*	66,068	942,130
Overseas Shipholding Group, Inc., Class A	9,983	38,534
Pacific Ethanol, Inc.*	8,334	57,088
Panhandle Oil and Gas, Inc., Class A	4,465	85,728
Par Pacific Holdings, Inc.*(a)	8,446	139,275
PDC Energy, Inc.*	15,838	987,499
Renewable Energy Group, Inc.*(a)	11,467	119,830
REX American Resources Corp.*	1,705	154,285
Ring Energy, Inc.*	10,970	118,695
RSP Permian, Inc.*	27,763	1,150,221
Sanchez Energy Corp.*(a)	14,335	136,756
Scorpio Tankers, Inc.	45,894	203,769
SemGroup Corp., Class A	18,838	678,168
Ship Finance International Ltd.(a)	16,676	245,137
SRC ENERGY, Inc.*(a)	53,652	452,823
Teekay Corp.	13,465	123,205
Teekay Tankers Ltd., Class A	32,336	66,289
W&T Offshore, Inc.*(a)	9,157	25,365
Western Refining, Inc.	22,872	802,121
Westmoreland Coal Co.*	5,529	80,281
WildHorse Resource Development Corp.*	4,511	56,117

		12,457,764

Paper & Forest Products 0.6%
Boise Cascade Co.*	11,383	303,926
Clearwater Paper Corp.*	4,927	275,912
Deltic Timber Corp.	2,978	232,641
KapStone Paper and Packaging Corp.	24,457	564,957
Louisiana-Pacific Corp.*	40,832	1,013,450
Neenah Paper, Inc.	4,632	346,010
P.H. Glatfelter Co.	12,071	262,424
Schweitzer-Mauduit International, Inc.	8,480	351,242

		3,350,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Personal Products 0.3%
Avon Products, Inc.*	126,135	554,994
elf Beauty, Inc.*(a)	2,926	84,269
Inter Parfums, Inc.	4,849	$177,231
Lifevantage Corp.*(a)	3,769	20,239
Medifast, Inc.	3,005	133,332
Natural Health Trends Corp.(a)	2,130	61,557
Nature’s Sunshine Products, Inc.	2,743	27,430
Nutraceutical International Corp.	2,418	75,321
Revlon, Inc., Class A*	3,355	93,437
Synutra International, Inc.*	5,251	31,243
USANA Health Sciences, Inc.*	2,978	171,533

		1,430,586

Pharmaceuticals 1.8%
AcelRx Pharmaceuticals, Inc.*(a)	9,531	30,023
Aclaris Therapeutics, Inc.*	3,356	100,076
Aerie Pharmaceuticals, Inc.*	8,176	370,782
Agile Therapeutics, Inc.*(a)	3,943	12,637
Amphastar Pharmaceuticals, Inc.*(a)	9,937	144,086
Ampio Pharmaceuticals, Inc.*(a)	11,878	9,502
ANI Pharmaceuticals, Inc.*	2,129	105,407
Aratana Therapeutics, Inc.*(a)	10,172	53,912
Axsome Therapeutics, Inc.*(a)	2,858	11,146
Bio-Path Holdings, Inc.*(a)	22,509	18,617
Catalent, Inc.*	28,401	804,316
Cempra, Inc.*	12,465	46,744
Clearside Biomedical, Inc.*	2,282	18,119
Collegium Pharmaceutical, Inc.*(a)	5,147	51,779
Corcept Therapeutics, Inc.*	20,713	227,014
Depomed, Inc.*(a)	16,888	211,944
Dermira, Inc.*	7,562	257,940
Durect Corp.*	34,753	36,491
Egalet Corp.*(a)	5,765	29,401
Endocyte, Inc.*	9,819	25,235
Flex Pharma, Inc.*	2,882	12,681
Heska Corp.*	1,766	185,395
Horizon Pharma plc*	46,014	680,087
Impax Laboratories, Inc.*	20,463	258,857
Innoviva, Inc.*(a)	23,124	319,805
Intersect ENT, Inc.*	7,093	121,645
Intra-Cellular Therapies, Inc.*	9,570	155,512
Lannett Co., Inc.*(a)	7,741	173,011
Lipocine, Inc.*(a)	4,545	17,725
Medicines Co. (The)*(a)	19,116	934,772
MyoKardia, Inc.*	3,051	40,121
Nektar Therapeutics*	39,572	928,755
Neos Therapeutics, Inc.*(a)	5,163	37,174
Novan, Inc.*	2,662	16,983
Ocular Therapeutix, Inc.*(a)	5,426	50,353
Omeros Corp.*(a)	11,190	169,193
Pacira Pharmaceuticals, Inc.*	10,496	478,618
Paratek Pharmaceuticals, Inc.*(a)	5,360	103,180
Phibro Animal Health Corp., Class A	5,264	147,918
Prestige Brands Holdings, Inc.*	15,075	837,567
Reata Pharmaceuticals, Inc., Class A*(a)	1,583	35,855
Revance Therapeutics, Inc.*	5,640	117,312
SciClone Pharmaceuticals, Inc.*	13,986	137,063
Sucampo Pharmaceuticals, Inc., Class A*	6,484	71,324
Supernus Pharmaceuticals, Inc.*	13,086	409,592
Teligent, Inc.*	11,151	87,089
Tetraphase Pharmaceuticals, Inc.*	9,721	89,336
TherapeuticsMD, Inc.*(a)	41,908	301,738
Theravance Biopharma, Inc.*(a)	11,494	423,209
Titan Pharmaceuticals, Inc.*(a)	5,166	17,048
WaVe Life Sciences Ltd.*(a)	2,012	55,330
Zogenix, Inc.*(a)	6,383	69,256

		10,048,675

Professional Services 1.4%
Acacia Research Corp.*	13,289	76,412
Advisory Board Co. (The)*	11,514	538,855
Barrett Business Services, Inc.	1,876	102,467
CBIZ, Inc.*	14,298	193,738
CEB, Inc.	9,179	721,470
Cogint, Inc.*(a)	4,065	18,902
CRA International, Inc.	2,376	83,944
Exponent, Inc.	7,433	442,635
Franklin Covey Co.*	3,130	63,226
FTI Consulting, Inc.*	12,027	495,152
GP Strategies Corp.*	3,541	89,587
Heidrick & Struggles International, Inc.	4,881	128,614
Hill International, Inc.*	9,162	38,022
Huron Consulting Group, Inc.*	6,142	258,578
ICF International, Inc.*	5,075	209,598
Insperity, Inc.	4,422	392,010
Kelly Services, Inc., Class A	8,155	178,268
Kforce, Inc.	6,656	158,080
Korn/Ferry International	15,611	491,590
Mistras Group, Inc.*	4,764	101,854
Navigant Consulting, Inc.*	13,297	303,970
On Assignment, Inc.*	14,502	703,782
Resources Connection, Inc.	7,469	125,106
RPX Corp.*	14,568	174,816
TriNet Group, Inc.*	11,766	340,037
TrueBlue, Inc.*	11,759	321,609
WageWorks, Inc.*	10,392	751,342

		7,503,664

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	13,077	582,188
Altisource Portfolio Solutions SA*(a)	3,287	120,962
Consolidated-Tomoka Land Co.	1,132	60,607
Forestar Group, Inc.*	9,459	129,115
FRP Holdings, Inc.*	1,755	70,200
HFF, Inc., Class A	10,047	278,001
Kennedy-Wilson Holdings, Inc.	23,133	513,553
Marcus & Millichap, Inc.*	4,038	99,254
RE/MAX Holdings, Inc., Class A	4,935	293,386
RMR Group, Inc. (The), Class A	1,992	98,604
St Joe Co. (The)*	14,043	239,433
Stratus Properties, Inc.	1,635	44,799
Tejon Ranch Co.*	3,645	79,789
Trinity Place Holdings, Inc.*(a)	4,227	30,899

		2,640,790

Road & Rail 0.5%
ArcBest Corp.	7,053	183,378
Celadon Group, Inc.(a)	7,089	46,433
Covenant Transportation Group, Inc., Class A*	3,228	60,687
Heartland Express, Inc.	12,884	258,324
Knight Transportation, Inc.	19,097	598,691
Marten Transport Ltd.	6,344	148,767
PAM Transportation Services, Inc.*	769	12,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
Roadrunner Transportation Systems, Inc.*	7,839	$53,854
Saia, Inc.*	7,104	314,707
Swift Transportation Co.*	20,910	429,491
Universal Logistics Holdings, Inc.	2,002	28,729
USA Truck, Inc.*	2,412	17,728
Werner Enterprises, Inc.	12,812	335,674
YRC Worldwide, Inc.*	8,704	95,831

		2,584,821

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	11,056	757,999
Advanced Micro Devices, Inc.*	210,265	3,059,356
Alpha & Omega Semiconductor Ltd.*	5,016	86,225
Ambarella, Inc.*(a)	8,944	489,326
Amkor Technology, Inc.*	27,983	324,323
Axcelis Technologies, Inc.*	8,095	152,186
Brooks Automation, Inc.	18,917	423,741
Cabot Microelectronics Corp.	6,698	513,134
Cavium, Inc.*	17,996	1,289,593
CEVA, Inc.*	5,457	193,723
Cirrus Logic, Inc.*	17,731	1,076,094
Cohu, Inc.	7,295	134,666
Diodes, Inc.*	10,625	255,531
DSP Group, Inc.*	5,765	69,180
Entegris, Inc.*	40,239	941,592
Exar Corp.*	10,947	142,420
FormFactor, Inc.*	19,012	225,292
GigPeak, Inc.*	16,898	52,046
Ichor Holdings Ltd.*	1,928	38,232
Impinj, Inc.*(a)	1,546	46,797
Inphi Corp.*	11,233	548,395
Integrated Device Technology, Inc.*	38,309	906,774
IXYS Corp.	6,638	96,583
Kopin Corp.*	17,193	70,491
Lattice Semiconductor Corp.*	32,797	226,955
MACOM Technology Solutions Holdings, Inc.*	8,846	427,262
MaxLinear, Inc.*	15,616	438,029
Microsemi Corp.*	32,179	1,658,184
MKS Instruments, Inc.	15,037	1,033,794
Monolithic Power Systems, Inc.	10,990	1,012,179
Nanometrics, Inc.*	6,413	195,340
NeoPhotonics Corp.*	8,570	77,216
NVE Corp.	1,325	109,697
PDF Solutions, Inc.*	7,403	167,456
Photronics, Inc.*	18,540	198,378
Power Integrations, Inc.	7,875	517,781
Rambus, Inc.*	30,521	401,046
Rudolph Technologies, Inc.*	8,502	190,445
Semtech Corp.*	18,450	623,610
Sigma Designs, Inc.*	9,595	59,969
Silicon Laboratories, Inc.*	11,752	864,360
Synaptics, Inc.*	9,880	489,159
Ultra Clean Holdings, Inc.*	8,947	150,936
Ultratech, Inc.*	6,101	180,712
Veeco Instruments, Inc.*	11,541	344,499
Xcerra Corp.*	15,035	133,661
XPERI Corp.	13,762	467,220

		21,861,587

Software 3.5%
8x8, Inc.*	24,643	375,806
A10 Networks, Inc.*	12,175	111,401
ACI Worldwide, Inc.*	32,069	685,956
American Software, Inc., Class A	6,500	66,820
Aspen Technology, Inc.*	22,040	1,298,597
Barracuda Networks, Inc.*	6,112	141,248
Blackbaud, Inc.	12,805	981,759
Blackline, Inc.*	3,184	94,756
Bottomline Technologies de, Inc.*	11,386	269,279
BroadSoft, Inc.*	8,312	334,142
Callidus Software, Inc.*	17,623	376,251
CommVault Systems, Inc.*	10,840	550,672
Digimarc Corp.*(a)	2,621	70,767
Ebix, Inc.(a)	7,042	431,323
Ellie Mae, Inc.*	9,243	926,796
EnerNOC, Inc.*	8,013	48,078
Everbridge, Inc.*(a)	3,093	63,499
Exa Corp.*	3,761	47,765
Fair Isaac Corp.	8,755	1,128,957
Gigamon, Inc.*	9,073	322,545
Globant SA*	7,173	261,097
Glu Mobile, Inc.*	31,232	70,897
Guidance Software, Inc.*	6,144	36,250
HubSpot, Inc.*	8,051	487,488
Imperva, Inc.*	8,003	328,523
Jive Software, Inc.*	15,854	68,172
Majesco*	1,607	8,292
MicroStrategy, Inc., Class A*	2,655	498,609
Mitek Systems, Inc.*	8,175	54,364
MobileIron, Inc.*	13,135	57,137
Model N, Inc.*	6,405	66,932
Monotype Imaging Holdings, Inc.	11,312	227,371
Park City Group, Inc.*(a)	3,543	43,756
Paycom Software, Inc.*	11,992	689,660
Paylocity Holding Corp.*	6,011	232,205
Pegasystems, Inc.	10,074	441,745
Progress Software Corp.	14,063	408,530
Proofpoint, Inc.*	11,554	859,156
PROS Holdings, Inc.*	7,002	169,378
QAD, Inc., Class A	2,776	77,312
Qualys, Inc.*	7,598	287,964
Rapid7, Inc.*	5,431	81,356
RealPage, Inc.*	15,103	527,095
RingCentral, Inc., Class A*	16,314	461,686
Rosetta Stone, Inc.*	5,169	50,398
Rubicon Project, Inc. (The)*	10,378	61,127
Sapiens International Corp. NV	6,605	85,072
SecureWorks Corp., Class A*	1,624	15,428
Silver Spring Networks, Inc.*	10,518	118,748
Synchronoss Technologies, Inc.*	11,528	281,283
Take-Two Interactive Software, Inc.*	26,862	1,592,111
Telenav, Inc.*	8,919	77,149
TiVo Corp.	32,926	617,363
Varonis Systems, Inc.*	2,974	94,573
VASCO Data Security International, Inc.*	8,404	113,454
Verint Systems, Inc.*	17,153	744,011
VirnetX Holding Corp.*(a)	12,912	29,698
Workiva, Inc.*	6,049	94,667
Zendesk, Inc.*	22,660	635,386
Zix Corp.*	15,845	76,215

		19,458,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 2.2%
Aaron’s, Inc.	18,872	$561,253
Abercrombie & Fitch Co., Class A	18,971	226,324
American Eagle Outfitters, Inc.	47,633	668,291
America’s Car-Mart, Inc.*	2,181	79,497
Asbury Automotive Group, Inc.*	5,598	336,440
Ascena Retail Group, Inc.*	48,413	206,239
At Home Group, Inc.*	2,964	44,934
Barnes & Noble Education, Inc.*	11,115	106,593
Barnes & Noble, Inc.	17,572	162,541
Big 5 Sporting Goods Corp.	5,100	77,010
Boot Barn Holdings, Inc.*(a)	3,977	39,332
Buckle, Inc. (The)	7,835	145,731
Build-A-Bear Workshop, Inc.*	4,002	35,418
Caleres, Inc.	12,474	329,563
Camping World Holdings, Inc., Class A	3,711	119,643
Cato Corp. (The), Class A	6,902	151,568
Chico’s FAS, Inc.	36,497	518,257
Children’s Place, Inc. (The)	5,336	640,587
Citi Trends, Inc.	4,166	70,822
Conn’s, Inc.*(a)	5,428	47,495
Container Store Group, Inc. (The)*	3,978	16,827
Destination XL Group, Inc.*	9,136	26,038
DSW, Inc., Class A	18,761	387,977
Express, Inc.*	20,882	190,235
Finish Line, Inc. (The), Class A	11,762	167,373
Five Below, Inc.*	14,965	648,134
Francesca’s Holdings Corp.*	10,494	161,083
Genesco, Inc.*	5,746	318,616
GNC Holdings, Inc., Class A(a)	19,141	140,878
Group 1 Automotive, Inc.	5,780	428,182
Guess?, Inc.(a)	17,160	191,334
Haverty Furniture Cos., Inc.	5,383	131,076
Hibbett Sports, Inc.*(a)	6,386	188,387
Kirkland’s, Inc.*	4,499	55,788
Lithia Motors, Inc., Class A	6,783	580,964
Lumber Liquidators Holdings, Inc.*(a)	7,040	147,770
MarineMax, Inc.*	6,946	150,381
Monro Muffler Brake, Inc.	8,753	456,031
Office Depot, Inc.	148,911	694,670
Party City Holdco, Inc.*	7,495	105,305
Pier 1 Imports, Inc.	23,207	166,162
Rent-A-Center, Inc.(a)	14,899	132,154
Restoration Hardware Holdings, Inc.*(a)	10,804	499,793
Sears Hometown and Outlet Stores, Inc.*(a)	2,837	11,064
Select Comfort Corp.*(a)	11,766	291,679
Shoe Carnival, Inc.	3,677	90,344
Sonic Automotive, Inc., Class A	7,915	158,696
Sportsman’s Warehouse Holdings, Inc.*(a)	7,246	34,636
Stage Stores, Inc.(a)	6,957	18,019
Stein Mart, Inc.	8,193	24,661
Tailored Brands, Inc.	13,484	201,451
Tile Shop Holdings, Inc.	9,076	174,713
Tilly’s, Inc., Class A	2,796	25,220
Vitamin Shoppe, Inc.*	6,588	132,748
West Marine, Inc.*	4,594	43,827
Winmark Corp.	644	72,772
Zumiez, Inc.*	5,144	94,135

		11,926,661

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	29,858	446,676
Avid Technology, Inc.*	9,016	42,015
CPI Card Group, Inc.(a)	5,830	24,486
Cray, Inc.*	11,216	245,630
Diebold Nixdorf, Inc.	19,141	587,629
Eastman Kodak Co.*	4,380	50,370
Electronics For Imaging, Inc.*	13,130	641,138
Immersion Corp.*	7,545	65,340
Nimble Storage, Inc.*	17,421	217,762
Pure Storage, Inc., Class A*(a)	18,784	184,647
Stratasys Ltd.*	13,854	283,868
Super Micro Computer, Inc.*	10,780	273,273
USA Technologies, Inc.*	9,766	41,505

		3,104,339

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	7,720	453,550
Crocs, Inc.*	20,317	143,641
Culp, Inc.	2,790	87,048
Deckers Outdoor Corp.*	9,312	556,206
Delta Apparel, Inc.*	1,951	34,396
Fossil Group, Inc.*(a)	11,708	204,305
G-III Apparel Group Ltd.*	11,998	262,636
Iconix Brand Group, Inc.*	12,003	90,263
Movado Group, Inc.	4,311	107,559
Oxford Industries, Inc.(a)	4,230	242,210
Perry Ellis International, Inc.*	3,147	67,598
Sequential Brands Group, Inc.*	10,888	42,354
Steven Madden Ltd.*	17,179	662,250
Superior Uniform Group, Inc.	2,189	40,715
Unifi, Inc.*	4,358	123,724
Vera Bradley, Inc.*	5,826	54,240
Vince Holding Corp.*(a)	6,063	9,398
Wolverine World Wide, Inc.	27,599	689,147

		3,871,240

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	26,307	539,557
Bank Mutual Corp.	12,056	113,326
BankFinancial Corp.	5,013	72,789
Bear State Financial, Inc.	4,865	45,731
Beneficial Bancorp, Inc.	20,283	324,528
BofI Holding, Inc.*(a)	16,920	442,120
Capitol Federal Financial, Inc.	35,712	522,466
Charter Financial Corp.	4,078	80,214
Clifton Bancorp, Inc.	6,268	101,479
Dime Community Bancshares, Inc.	8,670	176,001
ESSA Bancorp, Inc.	2,063	30,078
Essent Group Ltd.*	21,263	769,083
EverBank Financial Corp.	29,460	573,881
Federal Agricultural Mortgage Corp., Class C	2,468	142,083
First Defiance Financial Corp.	2,489	123,230
Flagstar Bancorp, Inc.*	5,835	164,489
Greene County Bancorp, Inc.(a)	680	15,878
Hingham Institution for Savings	342	60,483
Home Bancorp, Inc.	1,526	51,502
HomeStreet, Inc.*	7,451	208,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Impac Mortgage Holdings, Inc.*(a)	3,408	$42,464
Kearny Financial Corp.	24,182	363,939
LendingTree, Inc.*	1,821	228,262
Meridian Bancorp, Inc.	13,652	249,832
Meta Financial Group, Inc.	2,279	201,691
MGIC Investment Corp.*	96,960	982,205
Nationstar Mortgage Holdings, Inc.*	8,901	140,280
NMI Holdings, Inc., Class A*	13,777	157,058
Northfield Bancorp, Inc.	11,907	214,564
Northwest Bancshares, Inc.	26,873	452,541
OceanFirst Financial Corp.	7,265	204,691
Ocwen Financial Corp.*	28,668	156,814
Oritani Financial Corp.	10,911	185,487
PennyMac Financial Services, Inc., Class A	3,934	67,075
PHH Corp.*	14,660	186,622
Provident Bancorp, Inc.*	1,146	24,009
Provident Financial Holdings, Inc.	1,686	31,444
Provident Financial Services, Inc.	17,113	442,371
Radian Group, Inc.	60,942	1,094,518
SI Financial Group, Inc.	2,754	38,694
Southern Missouri Bancorp, Inc.	1,569	55,731
Territorial Bancorp, Inc.	2,299	71,660
TrustCo Bank Corp.	25,205	197,859
United Community Financial Corp.	13,379	111,581
United Financial Bancorp, Inc.	14,199	241,525
Walker & Dunlop, Inc.*	7,706	321,263
Washington Federal, Inc.	25,722	851,398
Waterstone Financial, Inc.	7,283	132,915
Western New England Bancorp, Inc.	8,399	88,189
WSFS Financial Corp.	8,101	372,241

		12,466,096

Tobacco 0.2%
Alliance One International, Inc.*	2,242	28,810
Turning Point Brands, Inc.*	1,623	25,319
Universal Corp.	6,625	468,719
Vector Group Ltd.(a)	25,888	538,470

		1,061,318

Trading Companies & Distributors 1.2%
Aircastle Ltd.	13,474	325,128
Applied Industrial Technologies, Inc.	10,276	635,571
Beacon Roofing Supply, Inc.*	16,995	835,474
BMC Stock Holdings, Inc.*	15,361	347,159
CAI International, Inc.*	4,330	68,154
DXP Enterprises, Inc.*	4,616	174,808
Foundation Building Materials, Inc.*	2,786	44,492
GATX Corp.(a)	11,674	711,647
GMS, Inc.*	1,961	68,714
H&E Equipment Services, Inc.	9,143	224,186
Kaman Corp.	7,564	364,055
Lawson Products, Inc.*	1,912	42,924
MRC Global, Inc.*	26,183	479,934
Neff Corp., Class A*	2,820	54,849
NOW, Inc.*	29,790	505,238
Real Industry, Inc.*	7,255	20,677
Rush Enterprises, Inc., Class A*	8,757	289,682
Rush Enterprises, Inc., Class B*	1,513	47,175
SiteOne Landscape Supply, Inc.*	3,246	157,139
Textainer Group Holdings Ltd.*	6,496	99,389
Titan Machinery, Inc.*	4,581	70,273
Triton International Ltd.*	11,501	296,611
Univar, Inc.*	11,974	367,123
Veritiv Corp.*	2,473	128,101
Willis Lease Finance Corp.*	1,215	27,155

		6,385,658

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,539	177,145

Water Utilities 0.3%
American States Water Co.	10,110	447,873
AquaVenture Holdings Ltd.*	2,535	43,273
Artesian Resources Corp., Class A	2,024	65,901
California Water Service Group	13,726	492,077
Connecticut Water Service, Inc.	3,010	159,982
Consolidated Water Co. Ltd.	4,111	47,893
Global Water Resources, Inc.(a)	2,172	18,896
Middlesex Water Co.	4,505	166,460
SJW Group	4,551	219,449
York Water Co. (The)	3,507	122,920

		1,784,724

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,206	132,576
NII Holdings, Inc.*	14,782	19,217
Shenandoah Telecommunications Co.(a)	12,943	363,051
Spok Holdings, Inc.	5,862	111,378

		626,222

Total Common Stocks (cost $397,130,776)		534,780,701

Rights 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)	37,889	47,361

Total Rights (cost $—)		47,361

Short-Term Investment 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 0.99%(d)	2,079,540	2,080,372

Total Short-Term Investment (cost $2,080,372)		2,080,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements 5.5%

	Principal Amount	Market Value
Bank of America NA, 0.81%, dated 03/31/17, due 04/03/17, repurchase price $7,000,473, collateralized by U.S. Government Agency Security, 3.00%, maturing 04/01/45; total market value $7,140,000.(e)	$7,000,000	$7,000,000
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $4,000,270, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $4,080,000.(e)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $10,532,018, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $10,741,933.(e)	10,531,307	10,531,307
RBS Securities, Inc., 0.77%, dated 03/28/17, due 04/04/17, repurchase price $9,001,348, collateralized by U.S. Government Treasury Securities, ranging from 0.88% - 2.00%, maturing 06/15/17 - 05/31/21; total market value $9,180,142.(e)	9,000,000	9,000,000

Total Repurchase Agreements (cost $30,531,307)		30,531,307

Total Investments (cost $429,742,455) (f) — 102.5%		567,439,741
Liabilities in excess of other assets — (2.5)%		(13,931,827)

NET ASSETS — 100.0%		$553,507,914

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $37,025,099, which was collateralized by repurchase agreements with a total value of $30,531,307 and $7,664,795 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 04/06/17 - 11/15/46, a total value of $38,196,102.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of March 31, 2017.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $30,531,307.
(f)	At March 31, 2017, the tax basis cost of the Fund’s investments was $436,193,547, tax unrealized appreciation and depreciation were $172,463,711 and $(41,217,517), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

At March 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
277	Russell 2000 Mini Future	06/16/17	$19,173,940	$182,794

At March 31, 2017 the fund had $913,400 segregated as collateral with the broker for open future contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,271,582	$—	$—	$8,271,582
Air Freight & Logistics	3,080,139	—	—	3,080,139
Airlines	1,776,425	—	—	1,776,425
Auto Components	6,555,380	—	—	6,555,380
Automobiles	215,953	—	—	215,953
Banks	61,186,063	—	—	61,186,063
Beverages	1,226,149	—	—	1,226,149
Biotechnology	26,337,117	—	—	26,337,117
Building Products	6,761,461	—	—	6,761,461
Capital Markets	7,848,771	—	—	7,848,771
Chemicals	14,958,589	—	—	14,958,589
Commercial Services & Supplies	12,442,720	—	—	12,442,720
Communications Equipment	10,372,802	—	—	10,372,802
Construction & Engineering	5,199,506	—	—	5,199,506
Construction Materials	1,643,471	—	—	1,643,471
Consumer Finance	2,827,122	—	—	2,827,122
Containers & Packaging	759,375	—	—	759,375
Distributors	429,558	—	—	429,558
Diversified Consumer Services	5,249,006	—	—	5,249,006
Diversified Financial Services	589,866	—	—	589,866
Diversified Telecommunication Services	3,093,089	—	—	3,093,089
Electric Utilities	5,775,318	—	—	5,775,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$3,531,609	$—	$—	$3,531,609
Electronic Equipment, Instruments & Components	16,256,131	—	—	16,256,131
Energy Equipment & Services	6,036,331	—	—	6,036,331
Equity Real Estate Investment Trusts (REITs)	39,054,703	—	—	39,054,703
Food & Staples Retailing	2,849,395	—	—	2,849,395
Food Products	7,272,517	—	—	7,272,517
Gas Utilities	6,671,112	—	—	6,671,112
Health Care Equipment & Supplies	17,233,150	—	—	17,233,150
Health Care Providers & Services	9,972,279	—	—	9,972,279
Health Care Technology	2,769,820	—	—	2,769,820
Hotels, Restaurants & Leisure	15,998,240	—	—	15,998,240
Household Durables	6,920,530	—	—	6,920,530
Household Products	1,570,426	—	—	1,570,426
Independent Power and Renewable Electricity Producers	2,614,996	—	—	2,614,996
Industrial Conglomerates	290,936	—	—	290,936
Insurance	12,748,950	—	—	12,748,950
Internet & Direct Marketing Retail	2,723,550	—	—	2,723,550
Internet Software & Services	11,648,179	—	—	11,648,179
IT Services	10,211,823	—	—	10,211,823
Leisure Products	1,431,839	—	—	1,431,839
Life Sciences Tools & Services	3,413,782	—	—	3,413,782
Machinery	18,427,517	—	—	18,427,517
Marine	599,213	—	—	599,213
Media	8,779,045	—	—	8,779,045
Metals & Mining	6,887,595	—	—	6,887,595
Mortgage Real Estate Investment Trusts (REITs)	5,861,099	—	—	5,861,099
Multiline Retail	1,016,119	—	—	1,016,119
Multi-Utilities	2,650,426	—	—	2,650,426
Oil, Gas & Consumable Fuels	12,457,764	—	—	12,457,764
Paper & Forest Products	3,350,562	—	—	3,350,562
Personal Products	1,430,586	—	—	1,430,586
Pharmaceuticals	10,048,675	—	—	10,048,675
Professional Services	7,503,664	—	—	7,503,664
Real Estate Management & Development	2,640,790	—	—	2,640,790
Road & Rail	2,584,821	—	—	2,584,821
Semiconductors & Semiconductor Equipment	21,861,587	—	—	21,861,587
Software	19,458,075	—	—	19,458,075
Specialty Retail	11,926,661	—	—	11,926,661
Technology Hardware, Storage & Peripherals	3,104,339	—	—	3,104,339
Textiles, Apparel & Luxury Goods	3,871,240	—	—	3,871,240
Thrifts & Mortgage Finance	12,466,096	—	—	12,466,096
Tobacco	1,061,318	—	—	1,061,318
Trading Companies & Distributors	6,385,658	—	—	6,385,658
Transportation Infrastructure	177,145	—	—	177,145
Water Utilities	1,784,724	—	—	1,784,724
Wireless Telecommunication Services	626,222	—	—	626,222

Total Common Stocks	$534,780,701	$—	$—	$534,780,701

Futures Contracts	182,794	—	—	182,794
Repurchase Agreements	—	30,531,307	—	30,531,307
Rights	—	—	47,361	47,361
Short-Term Investment	2,080,372	—	—	2,080,372

Total	$537,043,867	$30,531,307	$47,361	$567,622,535

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2017, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/16	$96,567	$96,567
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	55,740	55,740
Change in Unrealized Appreciation/(Depreciation)	(49,206)	(49,206)
Purchases	—	—
Sales	(55,740)	(55,740)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/17	$47,361	$47,361

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 03/31/17	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$182,794

Total		$182,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2017 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.4%

	Shares	Market Value
BRAZIL 0.3%
Aerospace & Defense 0.3%
Embraer SA, ADR	31,860	$703,469

CANADA 2.1%
Metals & Mining 0.9%
Silver Wheaton Corp.	96,300	2,006,597

Oil, Gas & Consumable Fuels 1.2%
Cenovus Energy, Inc.	8,400	95,063
Suncor Energy, Inc.	79,013	2,425,914

		2,520,977

		4,527,574

CHINA 4.8%
Diversified Telecommunication Services 1.2%
China Telecom Corp. Ltd., H Shares,	5,212,000	2,545,947

Health Care Providers & Services 1.0%
Sinopharm Group Co. Ltd. H Shares,	468,800	2,176,391

Insurance 0.8%
China Life Insurance Co. Ltd., H Shares,	579,000	1,771,467

Internet Software & Services 0.9%
Baidu, Inc., ADR*	11,720	2,021,934

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	182,000	2,001,546

		10,517,285

FRANCE 9.7%
Aerospace & Defense 0.7%
Zodiac Aerospace	63,240	1,580,777

Auto Components 1.4%
Cie Generale des Etablissements Michelin	25,170	3,058,604

Banks 2.0%
BNP Paribas SA	67,160	4,469,100

Building Products 1.1%
Cie de Saint-Gobain	47,300	2,426,813

Insurance 1.4%
AXA SA	118,244	3,054,927

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	61,390	3,104,088

Pharmaceuticals 1.7%
Sanofi	40,320	3,644,738

		21,339,047

GERMANY 12.6%
Air Freight & Logistics 0.5%
Deutsche Post AG REG	30,760	1,052,716

Airlines 0.7%
Deutsche Lufthansa AG REG	93,970	1,524,462

Capital Markets 0.6%
Deutsche Boerse AG*	15,300	1,402,037

Chemicals 1.0%
LANXESS AG	33,100	2,220,432

Construction Materials 0.9%
HeidelbergCement AG	21,890	2,049,957

Diversified Telecommunication Services 0.5%
Telefonica Deutschland Holding AG	205,794	1,020,285

Food & Staples Retailing 0.5%
METRO AG	35,220	1,125,370

Industrial Conglomerates 1.3%
Siemens AG REG	20,170	2,762,731

Multi-Utilities 1.0%
Innogy SE*(a)	59,570	2,245,046

Pharmaceuticals 3.3%
Bayer AG REG	31,437	3,621,968
Merck KGaA	31,140	3,548,504

		7,170,472

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	118,420	2,423,741

Software 1.2%
SAP SE	25,670	2,518,432

		27,515,681

HONG KONG 3.9%
Household Durables 1.0%
Haier Electronics Group Co. Ltd.	925,300	2,120,747

Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	236,512	2,911,921

Insurance 0.7%
AIA Group Ltd.	232,600	1,468,161

Real Estate Management & Development 0.5%
Cheung Kong Property Holdings Ltd.	155,512	1,049,057

Semiconductors & Semiconductor Equipment 0.5%
GCL-Poly Energy Holdings Ltd.*	7,810,000	1,035,643

		8,585,529

IRELAND 1.5%
Construction Materials 1.5%
CRH plc	90,967	3,203,784

ISRAEL 1.2%
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries Ltd., ADR	83,857	2,690,971

ITALY 1.5%
Banks 0.5%
Intesa Sanpaolo SpA	390,071	1,061,034

Oil, Gas & Consumable Fuels 1.0%
Eni SpA	136,458	2,234,267

		3,295,301

JAPAN 10.7%
Auto Components 0.8%
Sumitomo Rubber Industries Ltd.	97,400	1,661,847

Automobiles 1.9%
Nissan Motor Co. Ltd.	304,500	2,936,105
Toyota Motor Corp.	23,700	1,286,385

		4,222,490

Beverages 2.0%
Kirin Holdings Co. Ltd.	93,600	1,770,569
Suntory Beverage & Food Ltd.	66,100	2,792,410

		4,562,979

Electronic Equipment, Instruments & Components 1.0%
Omron Corp.	47,700	2,095,882

Household Durables 0.6%
Panasonic Corp.	109,700	1,241,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Metals & Mining 0.9%
Sumitomo Metal Mining Co. Ltd.	145,000	$2,073,663

Oil, Gas & Consumable Fuels 0.9%
Inpex Corp.	197,100	1,943,598

Real Estate Management & Development 0.5%
Mitsui Fudosan Co. Ltd.	53,000	1,131,647

Technology Hardware, Storage & Peripherals 0.7%
Konica Minolta, Inc.	170,400	1,528,419

Wireless Telecommunication Services 1.4%
SoftBank Group Corp.	41,800	2,964,253

		23,426,276

LUXEMBOURG 0.9%
Energy Equipment & Services 0.9%
Tenaris SA	115,675	2,000,294

MEXICO 0.3%
Metals & Mining 0.3%
Industrias Penoles SAB de CV	22,200	572,731

NETHERLANDS 8.6%
Banks 1.7%
ING Groep NV	241,276	3,644,298

Chemicals 1.6%
Akzo Nobel NV	42,240	3,496,789

Energy Equipment & Services 1.0%
SBM Offshore NV	131,455	2,155,161

Insurance 1.9%
ASR Nederland NV*	93,070	2,652,845
NN Group NV	47,730	1,550,134

		4,202,979

Oil, Gas & Consumable Fuels 2.4%
Royal Dutch Shell plc, Class B	79,019	2,172,187
Royal Dutch Shell plc, Class B, ADR (b)	54,858	3,062,722

		5,234,909

		18,734,136

NORWAY 2.1%
Chemicals 0.7%
Yara International ASA	39,005	1,502,385

Diversified Telecommunication Services 1.4%
Telenor ASA	182,560	3,036,968

		4,539,353

SINGAPORE 3.3%
Banks 2.0%
DBS Group Holdings Ltd.	188,761	2,614,697
United Overseas Bank Ltd.	113,800	1,797,503

		4,412,200

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,027,000	2,877,999

		7,290,199

SOUTH KOREA 6.6%
Auto Components 1.0%
Hyundai Mobis Co. Ltd.	10,436	2,244,962

Automobiles 0.5%
Hyundai Motor Co.	7,442	1,048,815

Banks 2.0%
Hana Financial Group, Inc.	49,566	1,635,580
KB Financial Group, Inc., ADR	61,326	2,696,504

		4,332,084

Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd., GDR Reg. S	7,500	6,887,023

		14,512,884

SPAIN 0.9%
Diversified Telecommunication Services 0.9%
Telefonica SA	183,937	2,058,868

SWEDEN 0.6%
Health Care Equipment & Supplies 0.6%
Getinge AB, Class B	74,462	1,305,581

SWITZERLAND 5.7%
Capital Markets 1.2%
UBS Group AG REG*	160,340	2,562,973

Insurance 0.9%
Swiss Re AG	22,070	1,982,241

Metals & Mining 0.5%
Glencore plc	264,790	1,038,917

Pharmaceuticals 3.1%
Novartis AG REG	27,040	2,007,925
Roche Holding AG	19,050	4,871,727

		6,879,652

		12,463,783

TAIWAN 2.2%
Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	343,214	2,152,169

Technology Hardware, Storage & Peripherals 1.2%
Catcher Technology Co. Ltd.	210,000	2,075,448
Pegatron Corp.	181,300	536,710

		2,612,158

		4,764,327

THAILAND 1.0%
Banks 1.0%
Bangkok Bank PCL, NVDR	367,300	1,940,160
Bangkok Bank PCL REG	45,200	238,740

		2,178,900

UNITED KINGDOM 14.6%
Aerospace & Defense 1.4%
BAE Systems plc	381,390	3,069,501

Airlines 0.4%
International Consolidated Airlines Group SA	146,530	971,104

Banks 4.2%
Barclays plc	892,490	2,519,304
HSBC Holdings plc	423,492	3,459,204
Standard Chartered plc	325,250	3,110,992

		9,089,500

Chemicals 0.4%
Johnson Matthey plc	25,410	980,369

Construction & Engineering 0.3%
Carillion plc	268,850	750,046

Energy Equipment & Services 0.7%
Petrofac Ltd.	134,700	1,555,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Food & Staples Retailing 0.5%
Tesco plc	436,540	$1,015,987

Insurance 0.8%
Aviva plc	252,270	1,683,414

Media 0.5%
Sky plc	88,290	1,079,769

Oil, Gas & Consumable Fuels 2.5%
BP plc	962,651	5,541,132

Pharmaceuticals 1.1%
GlaxoSmithKline plc	110,610	2,299,907

Specialty Retail 0.7%
Kingfisher plc	357,060	1,460,945

Wireless Telecommunication Services 1.1%
Vodafone Group plc	909,220	2,369,414

		31,867,053

UNITED STATES 2.3%
Health Care Equipment & Supplies 0.7%
LivaNova plc*	31,310	1,534,503

Life Sciences Tools & Services 1.0%
QIAGEN NV	71,557	2,077,234

Metals & Mining 0.2%
Tahoe Resources, Inc.	49,000	393,518

Pharmaceuticals 0.4%
Perrigo Co. plc	14,500	962,655

		4,967,910

Total Common Stocks (cost $178,450,263)		213,060,936

Repurchase Agreements 1.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,000,068, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.63% - 7.50%, maturing 03/31/24 - 02/01/47; total market value $1,020,000.(c)	$1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 0.81%, dated 03/31/17, due 04/03/17, repurchase price $1,940,048, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 8.35%, maturing 01/25/19 - 09/20/45; total market value $1,978,716.(c)	1,939,918	1,939,918

Total Repurchase Agreements (cost $2,939,918)		2,939,918

Total Investments (cost $181,390,181) (d) — 98.7%		216,000,854
Other assets in excess of liabilities — 1.3%		2,891,625

NET ASSETS — 100.0%		$218,892,479

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2017 was $2,245,046 which represents 1.03% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2017. The total value of securities on loan at March 31, 2017 was $2,854,532, which was collateralized by cash used to purchase a repurchase agreement with a value of $2,939,918.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2017 was $2,939,918.
(d)	At March 31, 2017, the tax basis cost of the Fund’s investments was $181,409,760, tax unrealized appreciation and depreciation were $47,855,603 and $(13,264,509), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
plc	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Manement LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The FVC attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$703,469	$4,650,278	$—	$5,353,747
Air Freight & Logistics	—	1,052,716	—	1,052,716
Airlines	—	2,495,566	—	2,495,566
Auto Components	—	6,965,413	—	6,965,413
Automobiles	—	5,271,305	—	5,271,305
Banks	2,696,504	26,490,612	—	29,187,116
Beverages	—	4,562,979	—	4,562,979
Building Products	—	2,426,813	—	2,426,813
Capital Markets	—	3,965,010	—	3,965,010
Chemicals	—	8,199,975	—	8,199,975
Construction & Engineering	—	750,046	—	750,046
Construction Materials	—	5,253,741	—	5,253,741
Diversified Telecommunication Services	—	11,540,067	—	11,540,067
Electronic Equipment, Instruments & Components	—	2,095,882	—	2,095,882
Energy Equipment & Services	—	5,711,420	—	5,711,420
Food & Staples Retailing	—	2,141,357	—	2,141,357
Health Care Equipment & Supplies	1,534,503	1,305,581	—	2,840,084
Health Care Providers & Services	—	2,176,391	—	2,176,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$—	$3,362,245	$—	$3,362,245
Industrial Conglomerates	—	5,674,652	—	5,674,652
Insurance	—	14,163,189	—	14,163,189
Internet Software & Services	2,021,934	—	—	2,021,934
Life Sciences Tools & Services	—	2,077,234	—	2,077,234
Media	—	1,079,769	—	1,079,769
Metals & Mining	2,972,846	3,112,580	—	6,085,426
Multi-Utilities	—	2,245,046	—	2,245,046
Oil, Gas & Consumable Fuels	5,583,699	14,995,272	—	20,578,971
Pharmaceuticals	3,653,626	19,994,769	—	23,648,395
Real Estate Management & Development	—	2,180,704	—	2,180,704
Semiconductors & Semiconductor Equipment	—	5,611,553	—	5,611,553
Software	—	2,518,432	—	2,518,432
Specialty Retail	—	1,460,945	—	1,460,945
Technology Hardware, Storage & Peripherals	—	11,027,600	—	11,027,600
Wireless Telecommunication Services	—	7,335,213	—	7,335,213

Total Common Stocks	$19,166,581	$193,894,355	$—	$213,060,936

Repurchase Agreements	$—	$2,939,918	$—	$2,939,918

Total	$19,166,581	$196,834,273	$—	$216,000,854

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 22, 2017

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 22, 2017